UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31, 2006

Date of reporting period: January 1, 2006— June 30, 2006

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Report from Putnam Management

The retreat of most asset classes in the final months of the semi-annual period has been, in Putnam Management’s opinion, symptomatic of a transition from the low-interest-rate, benign investment landscape of the past three years to a more volatile environment likely to produce more modest gains. Virtually every asset class has advanced in these last three years, benefiting from the strongly supportive fiscal and monetary policies that key governments and central banks had in place by early 2003, when the bull equity market commenced.

The globalization of capital markets allowed the boost from these supportive policies to continue, even as the Federal Reserve (the Fed) began gradually tightening interest rates in June 2004. The robust performance of global markets in the first months of this year suggests that the benign effects of accommodative monetary policy lingered well into 2006. Returns across many categories for this period rivaled the full-year returns of 2005, but the May-June correction slimmed year-to-date 2006 returns considerably. Accommodation in monetary policy is now being withdrawn worldwide. Significantly, the market dive in May and June was preceded by a strengthening of the yen in April. This made capital from Japan, the last major source of cheap money, more expensive. It also marked a turning point in the buoying influence that recent relationary policies (i.e., those designed to boost economic activity by making money and credit more available) had brought to world markets.

Over the past several years, another key influence on markets has been the geographic rebalancing of global economic activity. Many of the major performance patterns — outperformance of non-U.S. stock markets versus U.S. equities, of emerging markets over developed markets, and of natural-resource-oriented themes driven by surging demand from economies such as China’s — have reflected this shift and were sustained in the semiannual period.

EQUITIES

* United States Domestic equity markets advanced substantially from January through March, as encouraging economic indicators alternately caused markets to advance and raised investors’ fears that economic strength would lead to inflation and a continuation of Fed rate increases. Concerns about the effect of Fed tightening and high-priced crude oil and gasoline on consumer behavior continued to worry investors into the second quarter. While markets managed a small gain in April, the decline in May was rapid and steep, and June’s modest advance resulted from a sharp rally at month-end. For the semiannual period, capital goods, communications services, and energy were among the top-performing sectors, while smaller-capitalization stocks outpaced their large-cap counterparts, and value issues outperformed growth equities. The S&P 500 Index gained 2.7% over the first half of 2006. Over the next several months, Putnam Management teams anticipate that U.S. equity returns will be more competitive with international equity returns, based on the robust health of the U.S. corporate sector, and that U.S. market leadership will likely drift toward larger-cap, growth-oriented issues.

* International The market dip hit non-U.S. markets quite severely. However, as is often the case, the correction created what we considered compelling valuations and consequently, fresh entry points for some of the more attractive markets — for example, Japan, which posted negative returns in yen terms for the first half of 2006, even as its economic growth accelerated and its companies’ profitability improved. Select European countries also demonstrated more attractive values than in recent months. Among emerging markets, Putnam Management believes oil exporters with sizeable current-account surpluses are more likely to outperform, while those with current-account deficits and no energy resources, such as Turkey, may find it more challenging to produce gains.

FIXED INCOME

* United States During the period, U.S. bonds generally produced negative returns. U.S. interest rates continued to rise across the maturity spectrum, amid signs of strong global growth and concerns about a potential increase in inflation. The Fed continued to increase short-term rates, and longer-term rates, which had lagged behind, finally rose during the period, nearly 1% on average. Historically, though, yield spreads, or the difference between shorter- and longer-term bonds were narrow, as strong demand for U.S. Treasuries from Asia kept long-term rates comparatively low. High-yield bonds performed well early in the period, as investors’ risk appetite remained high and credit spreads tightened; near mid-May, high-yield bonds underperformed in response to worries about increased global interest rates and the equity sell-off. Global inflation is becoming a greater concern for U.S. policymakers; therefore, Putnam Management believes that prices in the U.S. fixed-income markets underestimate the chances of further Fed rate hikes.

* International Non-U.S. government bond markets generally delivered negative returns. However, with its recovery on track, the Japanese market became more appealing during the period. As the first half of the fiscal year closed, short-term interest rates in Japan appeared likely to rise substantially in relative terms, but Putnam Management believed this potential was already fully reflected in Japanese bond-market yields. In contrast, European fixed-income markets remained out of favor, posting their fourth consecutive quarterly decline on speculation that the European Central Bank (ECB) would continue to lift rates. In Putnam Management’s opinion, investors have not sufficiently taken further ECB rate hikes into account. Furthermore, they believe rising U.S. interest rates could dim the outlook for emerging markets debt. The dollar fluctuated against major currencies, but generally weakened by period-end.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change. Past performance is not a guarantee of future results. Indexes mentioned are used as broad measures of market performance. It is not possible to invest directly in an index.

PERFORMANCE SUMMARY
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
Total return at net asset value (as of 6/30/06)

	Inception			5 years		10 years			Life
Putnam VT — Class IA shares	Date	6 months	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
American Government Income Fund	2/1/00	–0.95%	–1.47%	20.37%	3.78%	—	—	37.71%	5.11%
Capital Appreciation Fund	9/29/00	2.66	9.55	14.84	2.81	—	—	–2.73	–0.48
Capital Opportunities Fund	5/1/03	6.77	17.26	—	—	—	—	82.00	20.82
Discovery Growth Fund	9/29/00	2.96	11.20	–6.71	–1.38	—	—	–44.40	–9.70
Diversified Income Fund	9/15/93	0.85	1.77	48.82	8.28	75.22	5.77	107.32	5.87
Equity Income Fund	5/1/03	4.21	9.38	—	—	—	—	50.18	13.70
The George Putnam Fund of Boston	4/30/98	1.70	4.62	22.34	4.12	—	—	41.01	4.30
Global Asset Allocation Fund	2/1/88	3.38	8.43	25.28	4.61	86.50	6.43	344.94	8.45
Global Equity Fund	5/1/90	7.98	17.35	20.38	3.78	75.09	5.76	211.14	7.28
Growth and Income Fund	2/1/88	2.98	8.29	19.14	3.56	106.92	7.54	586.64	11.03
Growth Opportunities Fund	2/1/00	–1.33	5.37	–20.62	–4.51	—	—	–51.34	–10.62
Health Sciences Fund	4/30/98	–4.16	4.27	5.87	1.15	—	—	30.32	3.30
High Yield Fund	2/1/88	2.83	5.30	51.24	8.63	73.33	5.65	315.04	8.04
Income Fund	2/1/88	–0.79	–0.87	24.98	4.56	70.38	5.47	240.41	6.88
International Equity Fund	1/2/97	10.30	25.66	42.58	7.35	—	—	144.35	9.87
International Growth and Income Fund	1/2/97	10.25	28.02	68.99	11.06	—	—	143.20	9.82
International New Opportunities Fund	1/2/97	11.12	27.78	60.12	9.87	—	—	78.21	6.28
Investors Fund	4/30/98	1.02	8.76	7.34	1.43	—	—	12.85	1.49
Mid Cap Value Fund	5/1/03	5.62	15.67	—	—	—	—	77.76	19.92
Money Market Fund	2/1/88	2.12	3.82	9.87	1.90	42.12	3.58	123.78	4.47
New Opportunities Fund	5/2/94	0.22	10.22	–3.28	–0.66	44.33	3.74	162.44	8.26
New Value Fund	1/2/97	3.57	9.67	36.59	6.43	—	—	127.36	9.04
OTC & Emerging Growth Fund	4/30/98	5.04	14.10	–9.83	–2.05	—	—	–30.34	–4.33
Research Fund	9/30/98	1.81	6.36	2.70	0.53	—	—	37.83	4.23
Small Cap Value Fund	4/30/99	7.44	14.27	82.52	12.79	—	—	173.90	15.10
Utilities Growth and Income Fund	5/4/92	5.25	7.55	16.44	3.09	93.74	6.84	202.97	8.14
Vista Fund	1/2/97	1.70	14.48	7.87	1.53	—	—	81.85	6.50
Voyager Fund	2/1/88	–3.69	3.40	–10.91	–2.28	61.76	4.93	558.08	10.78
~~——————————————————————————————————————— ————————————————————————————————————————— ————————————————————————————————————————— ———————————————————~~

During portions of the periods shown, all funds limited expenses, without which returns would have been lower.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

PERFORMANCE SUMMARY
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
Total return at net asset value (as of 6/30/06)

	Inception			5 years		10 years			Life
Putnam VT — Class IB shares	Date	6 months	1 year	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
American Government Income Fund	2/1/00	–1.06%	–1.66%	18.85%	3.51%	—	—	35.80%	4.88%
Capital Appreciation Fund	9/29/00	2.66	9.36	13.49	2.56	—	—	–3.99	–0.70
Capital Opportunities Fund	5/1/03	6.63	17.00	—	—	—	—	80.58	20.52
Discovery Growth Fund	9/29/00	2.81	10.93	–8.05	–1.66	—	—	–45.20	–9.92
Diversified Income Fund	4/6/98	0.72	1.54	46.96	8.00	71.41	5.54	101.96	5.65
Equity Income Fund	5/1/03	4.17	9.20	—	—	—	—	49.06	13.43
The George Putnam Fund of Boston	4/30/98	1.63	4.29	20.80	3.85	—	—	38.77	4.09
Global Asset Allocation Fund	4/30/98	3.31	8.27	24.21	4.43	84.34	6.31	334.36	8.30
Global Equity Fund	4/30/98	7.87	16.97	19.02	3.54	71.67	5.55	202.20	7.08
Growth and Income Fund	4/6/98	2.84	8.01	17.66	3.31	102.85	7.33	564.97	10.84
Growth Opportunities Fund	2/1/00	–1.39	5.14	–21.54	–4.74	—	—	–52.06	–10.83
Health Sciences Fund	4/30/98	–4.31	4.00	4.60	0.90	—	—	28.19	3.09
High Yield Fund	4/30/98	2.85	5.06	49.29	8.34	70.20	5.46	302.52	7.86
Income Fund	4/30/98	–0.95	–1.11	23.40	4.29	67.22	5.28	229.91	6.70
International Equity Fund	4/30/98	10.15	25.33	40.79	7.08	—	—	139.81	9.65
International Growth and Income Fund	4/6/98	10.01	27.63	66.95	10.79	—	—	138.83	9.61
International New Opportunities Fund	4/30/98	11.00	27.52	58.18	9.60	—	—	74.98	6.07
Investors Fund	4/30/98	0.87	8.43	5.93	1.16	—	—	10.93	1.28
Mid Cap Value Fund	5/1/03	5.46	15.39	—	—	—	—	76.37	19.62
Money Market Fund	4/30/98	1.99	3.56	8.48	1.64	39.65	3.40	120.69	4.39
New Opportunities Fund	4/30/98	0.11	9.93	–4.49	–0.91	41.45	3.53	156.37	8.05
New Value Fund	4/30/98	3.49	9.43	34.89	6.17	—	—	123.36	8.84
OTC & Emerging Growth Fund	4/30/98	4.96	13.78	–10.92	–2.29	—	—	–31.47	–4.52
Research Fund	9/30/98	1.73	6.12	1.37	0.27	—	—	35.53	4.00
Small Cap Value Fund	4/30/99	7.34	13.95	80.22	12.50	—	—	169.49	14.84
Utilities Growth and Income Fund	4/30/98	5.06	7.30	14.89	2.81	90.02	6.63	195.34	7.95
Vista Fund	4/30/98	1.58	14.19	6.55	1.28	—	—	78.66	6.30
Voyager Fund	4/30/98	–3.82	3.12	–12.03	–2.53	58.59	4.72	537.38	10.58
~~————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————~~

During portions of the periods shown, all funds limited expenses, without which returns would have been lower.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

Putnam VT American Government Income Fund

INVESTMENT OBJECTIVE
High current income with preservation of capital as a secondary objective

PORTFOLIO
U.S. Treasury securities, government agency and private mortgage-backed and asset-backed securities

NET ASSET VALUE	June 30, 2006
Class IA	$10.89
Class IB	$10.87

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Kevin Cronin is the Portfolio Leader. Rob Bloemker and Daniel Choquette are the Portfolio Members. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the first half of 2006, bond markets maintained surprising resilience in the face of a solidly growing U.S. economy, continued increases in the federal funds rate, and rising inflationary pressures. For the six-month period ended June 30, 2006, Putnam VT American Government Fund’s class IA shares had a total return of –0.95% at net asset value.

During the semiannual period, inflation was stronger than it has been in many years, due in part to sharp increases in commodity prices, especially crude oil and metals. The Fed continued to raise short-term interest rates, extending the tightening cycle initiated in June 2004 in its effort to slow economic growth and restrain inflation. Part of the Fed’s aim since mid-2004 has been to see longer-term rates increase in order to cool what it referred to as the “economic engine.” These rates did finally begin to rise during the period, nearly 1% on average. However, yield spreads, or the difference between long and short-term rates, are still narrow in historical terms: Long-term fixed income investors have typically been paid an extra 1% in yield to extend maturity from two to 10 years. As of the end of June, those yields were virtually the same. Another factor that continued to keep long-term interest rates stubbornly low was strong demand for U.S. government bonds from Asia, primarily through large purchases of Treasury bonds by China and Taiwan to keep the Chinese yuan pegged to the U.S. dollar and help maintain low prices for Chinese exports to the United States.

In keeping with its secondary objective of capital preservation, fund management maintained a short duration profile throughout the period, which helped protect the portfolio’s value in a rising rate environment. The fund’s Treasury holdings and an emphasis on mortgage-backed securities (MBSs) over agencies benefited performance. The team’s focus on longer-maturity securities, more seasoned securities and collateralized mortgage obligations (CMOs) also contributed. Among issuers, the team preferred Fannie Mae securities over Ginnie Maes and Freddie Macs, a strategy that hindered returns because of strong demand from Asian banks for Ginnie Maes.

Going forward, the team expects to continue favoring MBSs over agencies, believing select MBSs offer attractive value. They currently favor Fannie Mae over Ginnie Mae and Freddie Mac securities and plan to maintain a preference for longer-maturity MBSs, and for more seasoned mortgage securities.

Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Capital Appreciation Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	June 30, 2006
Class IA	$8.77
Class IB	$8.71

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core and U.S. Small-and Mid-Cap Core teams. James Wiess is the Portfolio Leader. Richard Cervone and Joseph Joseph are the Portfolio Members. During the year ended June 30, 2006, Portfolio Leader Joshua Brooks took on other responsibilities at Putnam, James Wiess was named Portfolio Leader, and James Yu left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Throughout the semiannual period, investors wondered when the Fed’s series of tightening interest rates would reach an end. Bears feared that a Fed overreaction would fell the economy, while bulls anticipated an end to the rate increases and the beginnings of a more favorable investment environment. Despite the lack of consensus, stocks delivered modest gains for the period while valuations remained attractive. Reflecting this, Putnam VT Capital Appreciation Fund’s class IA shares returned 2.66% at net asset value for the period ending June 30, 2006.

Regardless of economic or market behavior, fund management takes a bottom-up approach to stock selection, looking for companies whose stocks the team believes are worth more than their current prices indicate. The largest contributor to the fund’s returns was Las Vegas Sands, a hotel and gaming company benefiting from forecasted growth related to its further development in Macao. Basic materials sector holdings also aided returns, including Steel Dynamics, a steel recycler with large railroad contracts, and AK Steel, which prospered from cyclical and price rebounds sparked by the strong economy and diminished foreign competition. Energy concerns Hess and Occidental Petroleum both boosted returns; each of these positions was trimmed in order to add to natural gas producers XTO and EOG. The opportunity arose when oil prices increased on geopolitical fears, while a warm winter resulted in rising natural gas reserves and declining natural gas prices. Capital goods holding Terex, a heavy equipment manufacturer, rose when new management streamlined and improved profit margins after inheriting poorly integrated acquisitions. The team took gains on this position before the end of the period.

Detractors from performance included two technology holdings: eBay, whose growth slowed on global competition, and Dell, whose execution faltered while rivals narrowed Dell’s competitive advantage. Fund management, believing the downside had already been reflected in Dell’s stock price, added to the position based on its belief in the company’s long-term competitive advantage and ability to improve execution, and increased eBay because of its long-term view of the company’s value. A maker of iPod components, PortalPlayer, declined after losing substantial Apple business; however, the team maintained the fund’s position because it believes the company can still win business. In the lagging healthcare sector, Johnson & Johnson fell on concerns about slowing growth. Fund management liquidated the position, redeploying the assets into several health-care services companies.

Regardless of market direction ahead, the team remains focused on the long-term potential of individual companies rather than short-term economic developments. Fund management believes investors’ long-term goals are best served by the fund’s diversified portfolio and an ongoing, bottom-up approach to stock selection.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of fluctuations in the value of your investment.

Putnam VT Capital Opportunities Fund

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of management’s perception of their underlying worth, without a style bias toward either growth or value

NET ASSET VALUE	June 30, 2006
Class IA	$15.85
Class IB	$15.77

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Small- and Mid-Cap Core Team. Joseph Joseph is the Portfolio Leader. John Ferry, Gerald Moore and Franz Valencia are the Portfolio Members. During the year ended June 30, 2006, Portfolio Member Tinh Bui left the fund’s management team; shortly after the end of the period, Franz Valencia joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the first six months of 2006, equities climbed upward for several months before correcting in the final six weeks of the period. Several factors initially buoyed the markets, including economic indicators that remained stable despite high energy prices and steadily rising short-term interest rates, along with record high corporate profits that led to rising dividends, share repurchases, capital spending, and new jobs. However in mid-May, investor optimism for an early end to rate increases dissipated amid indications that general inflation might be creeping up. In this changeable environment, the fund provided solid returns, with holdings in basic materials and capital goods among the fund’s top contributors. For the six months ended June 30, 2006, the fund’s class IA shares provided a return of 6.77% at net asset value.

Throughout the period, management continued to emphasize stocks of companies with low price-to-earnings ratios, high cash flows, and improving fundamentals. Typically, management does not shift its positioning to reflect short-term trends, but adheres to a disciplined strategy of targeting companies with sound business models and steadily growing cash flows. The team believes this approach has the potential to produce the best long-term performance. Holdings are selected only after the team has assessed the underlying value of each company’s business. Generally, they target small and midsize U.S. compa nies across a diverse range of industries and invest in both growth- and value-style stocks.

Holdings in a variety of sectors contributed to returns over the period. Two of the fund’s top performers were Steel Dynamics and AK Steel, steel manufacturers that benefited from strong construction activity nationwide. Another portfolio highlight was Terex, one of the largest manufacturers of construction equipment. The fund realized a significant gain when Terex was liquidated. In the software sector, Citrix Systems, a provider of computer access applications, was a standout. Brocade Communications, which makes switching systems for large-scale data storage networks, was another strong performer from the technology sector.

Amid these positive contributors, some portfolio holdings detracted from returns. These included PortalPlayer, a semiconductor company that designs platforms and features for portable media players. Internet service provider Earthlink also disappointed, and management sold this position by the end of the period. Declining natural gas prices pushed Parker Drilling’s stock price lower, while Timberland felt the effects of declining demand and the weakening U.S. dollar. Generic drug manufacturer Watson Pharmaceutical also dampened returns.

In the months ahead, management will remain focused on its bottom-up approach to stock selection in order to identify a wide array of companies with the potential to reward investors over time.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Discovery Growth Fund

INVESTMENT OBJECTIVE
Long-term growth of capital

PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer above-average growth potential

NET ASSET VALUE	June 30, 2006
Class IA	$5.56
Class IB	$5.48

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth and Small and Emerging Growth teams. Richard Weed is the Portfolio Leader. Robert Ginsberg and Raymond Haddad are the Portfolio Members. During the year ended June 30, 2006, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Indications of a booming business economy contrasted with the slowing consumer economy during the semiannual period. However, the strength of the business economy did not allay investor anxiety over Fed policy and rising interest rates, and the stock market delivered only modestly positive returns. In this environment, Putnam VT Discovery Growth Fund’s class IA shares returned 2.96% at net asset value for the six months ended June 30, 2006.

Not surprisingly, stock selections in sectors related to the strong business economy — capital goods and basic materials — were among the top contributors to fund returns. Shares of Wesco International, a distributor of electrical components for construction companies, rose as the company expanded its operating margin and non-residential construction increased substantially. The consumer cyclicals sector underperformed; however, the fund had an underweight position in this area and those stocks it did hold proved rewarding. Manpower, a temporary staffing agency, strengthened due to low unemployment conditions. Another capital goods holding, General Cable Corp., a distributor of cable for telecommunications and energy projects, appreciated in response to growth in internet communications. Agnico Eagle Mines, a silver mining concern, prospered along with the rise in the precious metals market. Technology holding Veritas DGC, using seismic technology to help oil companies discover new pockets of crude, gained in value as demand for oil and new sources have grown. Also contributing was Las Vegas Sands, a hotel and gaming company benefiting from forecasted growth from its Sands Macao Casino in China.

Detractors from fund performance included telephone headset maker Plantronics, which overran manufacturing costs and missed analysts’ earnings expectations; therefore, fund management sold the position. New York and Company is a women’s apparel maker that missed the fashion trend with its latest offerings, and its shares declined due to poor sales. The team maintained the position based on strong company management and attractive value. An expected turnaround for SigmaTel, a manufacturer of MP3 and flash memory components, was not captured by the fund. The position was liquidated because the team sees uncertain relations between SigmaTel and its key customers. Technology holdings eBay and Dell disappointed, as both produced slower growth than expected by analysts. Both positions were maintained, as market-wide expansion of corporate profits should aid these companies.

Given what they consider generally favorable signs for growth in the economy, particularly in business investment and corporate profit margins, fund management believes that there is potential for solid equity performance in the months ahead.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Diversified Income Fund

INVESTMENT OBJECTIVE
As high a level of current income as Putnam Management believes consistent with preservation of capital

P ORTFOLIO
The fund invests across all sectors of the global bond markets and across the complete credit spectrum

NET ASSET VALUE	June 30, 2006
Class IA	$8.41
Class IB	$8.32

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed Income and Core Fixed Income High Yield teams. D. William Kohli is the Portfolio Leader. Rob Bloemker, Jeffrey Kaufman, Paul Scanlon, and David Waldman are the Portfolio Members. During the year ended June 30, 2006, there were no changes in your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Continuing indications of solid economic growth, and the desire to curb the potential inflation that frequently accompanies such growth, resulted in four increases in short-term interest rates during the first six months of 2006. As interest rates and bond yields rose, bond prices generally fell. However, interest from the bonds in the fund’s portfolio, management’s efforts to reduce the portfolio’s interest-rate sensitivity, and defensive positioning with regard to credit quality combined to slightly offset this negative trend. For the six months ended June 30, 2006, the fund’s class IA shares returned 0.85% at net asset value.

Amid possible changes in the global economy and signs that long-term interest rates could rise, management’s primary goal over the past six months has been to reduce the portfolio’s credit risk. (This is the risk that a bond issuer could default, failing to pay interest and repay principal in a timely manner.) Accordingly, the portfolio emphasized higher-quality bonds, including mortgage-backed securities, asset-backed securities and securitized bonds, and maintained smaller positions in high-yield and emerging-markets bonds. Management also increased the average credit quality of the fund’s high-yield holdings. While this conservative positioning dampened returns in the first four months of the period, when high-yield and emerging-markets bonds were particularly strong, it boosted results in the period’s final two months when investors became more cautionary. Holdings in European government bonds also aided performance, particularly those from France, Germany, and Norway.

In addition, management sought to reduce the fund’s sensitivity to rising interest rates by maintaining a shorter portfolio duration than in past years. Duration, which is measured in years, is the average length of all the fund’s bonds and the primary indicator of interest-rate sensitivity. Since bond prices move in the opposite direction of interest rates, the fund’s lower interest rate sensitivity helped performance over the period.

As the Federal Reserve Board nears the end of its interest-rate tightening cycle and Europe and Japan begin to raise their short-term rates, the team believes foreign government bonds are becoming even more attractive. They expect these securities to make a substantial contribution to fund performance over the remainder of the fiscal year.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. The use of derivatives involves special risks and may result in losses. Mortgage-backed securities are subject to prepayment risk. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Equity Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily stocks of mature, mid- and large-sized companies that pay regular dividends

NET ASSET VALUE	June 30, 2006
Class IA	$13.88
Class IB	$13.83

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income teams. Bartlett Geer is the Portfolio Leader. Kevin Cronin and Austin Kairnes are the Portfolio Members. During the year ended June 30, 2006, Portfolio Member Jeanne Mockard left the fund’s management team to focus on other responsibilities at Putnam and Austin Kairnes joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Domestic stock market gains during the past six months were somewhat modest, reflecting the dampening effects of rising interest rates and inflationary pressures. The period began on a strong note, but in mid-May, investor concerns that general inflation might be accelerating forestalled the market’s progress. Putnam VT Equity Income Fund’s performance was respectable, although the fund’s focus on stocks with above-average dividend yields and greater exposure to larger-cap names moderately dampened returns. For the six months ended June 30, 2006, the fund’s class IA shares delivered a total return of 4.21% at net asset value.

The fund invests in a well-diversified portfolio of large-cap stocks that management believes are undervalued and offer both dividend income and the potential for long-term capital appreciation. During the period, the team made slight adjustments to various sector weightings in an effort to enhance performance. In general, exposure to large-cap stocks was slightly reduced, lowering the fund’s average market capitalization. Railroad stocks performed well, but the fund had a smaller position than its benchmark (the Russell 1000 Value Index), which dampened relative performance. However, the fund had a large allocation to capital goods, which proved to be the second strongest-performing sector for the period, which contributed positively to results. In basic materials, the team favored large-cap chemical companies, which did not perform as well as mid-cap metals and mining companies. Stock selection among energy issues contributed favorably to returns, although an emphasis on conglomerates and large positions in technology and consumer cyclical stocks detracted.

The fund enjoyed positive performance from a number of different holdings. Aerospace and defense contractor Lockheed Martin was among the portfolio’s top performers. Management trimmed the position somewhat over the period to lock in profits. Consistently high energy prices and strong demand made diversified energy companies Hess Corp. (formerly Amerada Hess), sold before the end of the period, and Marathon Oil two of the fund’s best-performing positions over the period. The strong economy and good pricing power led Norfolk Southern Railroad to strong performance as well. Technology holdings delivered mixed results, with software giant Oracle Corporation providing superior returns and semiconductor company Intel detracting from returns. Property and casualty insurer Ace Limited and Tyco International were also weak performers.

With its portfolio of attractively valued larger-cap stocks and emphasis on capital goods, the management team believes that the fund could benefit from any increases in corporate capital spending, a trend they believe will become more visible in the second half of the fiscal year.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT The George Putnam Fund of Boston

INVESTMENT OBJECTIVE
Balanced investment producing both capital growth and current income

PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed bonds

NET ASSET VALUE	June 30, 2006
Class IA	$11.30
Class IB	$11.25

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value, Core Fixed-Income, and Global Asset Allocation teams. Jeanne Mockard is the Portfolio Leader. Geoffrey Kelley, Jeffrey Knight, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2006, Portfolio Members Michael Abata and Kevin Cronin left the team to focus on other responsibilities at Putnam, and Geoffrey Kelley joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Financial markets were somewhat volatile over the past six months. Solid economic growth, and the desire to curb the potential inflation that frequently accompanies such growth, prompted the Federal Reserve Board (Fed) to raise short-term interest rates throughout the period. As interest rates and bond yields rose, bond prices generally fell. Stocks rallied throughout the period’s first four months, and then corrected in the final six weeks, ending the period with modest gains. The fund’s balanced portfolio of large-cap, value-oriented stocks and fixed-income securities served it well during the period’s turbulence. For the six months ended June 30, 2006, the fund’s class IA shares delivered a total return of 1.70% at net asset value.

The fund’s management team maintained the portfolio’s allocation to fixed-income instruments at approximately 40% throughout the period. Steadily rising interest rates led the team to keep the portfolio’s duration (a measure of sensitivity to interest-rate changes) relatively short throughout the period, which helped preserve the value of the portfolio. Believing that investors were not being paid to take the higher risks associated with corporate bonds, management reduced these holdings. For similar reasons, the team avoided emerging markets debt altogether, although this dampened returns somewhat in the period’s early months when the emerging market and high-yield sectors led bond market performance. The fund’s fixed-income holdings were mainly high-quality securitized bonds, which outperformed investment-grade corporate bonds, as well as attractively valued collateralized mortgage obligations (CMOs).

The fund’s 60% asset allocation to stocks favored strong-performing energy issues including Marathon Oil, Hess Corp. (formerly Amerada Hess) and Occidental Petroleum, basic materials contributors including copper mining company Freeport-McMoran, machinery maker Parker Hannifin, and defense contractor Lockheed Martin. Holdings that detracted from returns included a too-small presence in the strong-performing food area of the consumer staples sector, health-care holdings Boston Scientific and CIGNA Corporation, and financials stocks Freddie Mac and Everest Reinsurance. Management maintained these four detracting positions based on their expected long-term value.

As it has for some time now, the fund’s management team will continue to seek opportunity among those companies and sectors it believes can benefit from increases in business spending rather than consumer spending. In addition, they intend to keep the fund’s fixed-income strategy biased toward higher quality and attractive values.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The fund may have a significant portion of its holdings in bonds. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Global Asset Allocation Fund

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital

P ORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond and cash investments

NET ASSET VALUE	June 30, 2006
Class IA	$15.09
Class IB	$15.14

MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea and Robert Schoen are the Portfolio Members. During the year ended June 30, 2006, Bruce MacDonald left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The liquidity boost of declining interest rates, tax cuts, and big spending that had invigorated the global economy over the past three years had begun to lose strength as 2006 began. Although the market environment in first four months of the year was benign — with gains across asset categories equal to those for all of 2005 — corrections in May and June left stocks with only modest gains and bonds in negative territory. Putnam VT Global Asset Allocation Fund’s management team contributed positively to performance through successful stock selection and asset allocation, although the team’s currency hedging resulted in a slight negative for returns. For the six months ending June 30, 2006, the fund’s class IA shares returned 3.38% at net asset value.

Developed markets outside the United States, fueled primarily by European market strength, performed better than domestic markets during the period, while emerging markets performed slightly better than developed markets. Given these results, the broad-based strength of various asset classes and the team’s successful allocations to those classes drove fund performance. Management’s emphasis on non-U.S. stock markets and cash and its modest allocation to bonds bolstered returns. Stock selection in developed markets and solid results from U.S. investment-grade bond holdings also helped performance.

The fund’s top contributors included both U.S. and overseas holdings. Stock of Arcelor, a Luxembourg-based steel company, gained value due to its forthcoming acquisition by London-based Mittal Steel. Dutch brewer Heineken’s stock price gained based on its strong management, good valuation, earnings quality and earnings momentum. Terex, a U.S.-based heavy equipment manufacturer, rose with the tide of global need for energy and raw materials exploration and transport. Nucor Corporation, a steel producer, gained value due to the rebound in the consolidating steel industry. Retailer American Eagle Outfitters’ earnings growth increased from sales of its casual apparel through a growing chain of profitably managed stores. A notable detractor from performance was Intel, whose share price declined based on competitive challenges. The position was decreased because Intel’s results continued to disappoint. In addition, as the U.S. dollar weakened, partial currency hedges on foreign holdings — used as part of the team’s risk management strategy — modestly detracted from performance.

Going forward, fund management expects the shift away from a high-liquidity investment environment to usher in more modest returns from most types of investments. The team believes trends over the balance of 2006 may be similar to those that characterized the first half: low returns, non-U.S. outperformance, and opportunity to add value through active stock selection.

The fund can invest in international investments which involve risks such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund can also have a significant portion of its assets in bonds. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. Mutual funds that invest in bonds are subject to certain risks including interest rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

Putnam VT Global Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
An internationally diversified common stock portfolio of mainly large and midsize companies

NET ASSET VALUE	June 30, 2006
Class IA	$11.96
Class IB	$11.88

MANAGEMENT TEAM

The fund is managed by the Putnam Global Core Team. Shigeki Makino is the Portfolio Leader. Bradford Greenleaf is the Portfolio Member. During the year ended June 30, 2006, Portfolio Members Joshua Brooks, Mark Bogar, and David Gerber left the fund’s management team to focus on other responsibilities at Putnam. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

For most of the past six months, investment conditions for stocks were generally robust as economic activity accelerated around the world. Developed markets in Asia and Europe outpaced U.S. stocks, but results for emerging markets were even more impressive. However, equity markets corrected during the period’s final two months, as investors became concerned about inflation and world economic strength. Stock selection and exposure to top-performing sectors offset some negative effects from country positioning, and for the six months ended June 30, 2006, the fund’s IA shares returned 7.98% at net asset value.

The fund’s management team continued its primary focus on stock selection throughout the period, allowing these decisions to influence country or sector weightings rather than the other way around. However, the resulting portfolio composition was biased in favor of more cyclical stocks, including holdings in the capital goods, commodities, energy, and capital markets/financials sectors. As markets corrected in May and June, these sectors declined more than others, but strong stock selection and superior returns in the earlier months helped dampen the negative impact of this trend.

The fund’s currency positioning was also slightly beneficial to performance, mainly through exposure to emerging market stocks in South Korea and Brazil. Country positioning had a modestly negative impact on returns, as the portfolio maintained a slightly underweight position (relative to the fund’s benchmark, the MSCI World Index) in stocks from strong-performing Australia, United States, and United Kingdom markets.

The top contributors to performance included two U.S. energy companies, Marathon Oil and Valero Energy. These stocks owed their strength largely to high gasoline prices over the course of the period. Stocks in the basic materials sector also thrived, as prices of both precious and base metals soared. Two U.S. companies provided healthy gains: Nucor, a steel manufacturer, and Phelps Dodge, a company that mines copper. Premier U.S. telecommunications equipment maker Cisco Systems was a leading contributor from among the fund’s technology holdings.

Amid the good news, there were some disappointments. Japanese trading giant Mitsubishi Corporation fared poorly despite strong commodities prices, and was hurt by the weak Japanese stock market during the period. U.S. biotech company Amgen had a minor earnings disappointment that drove down the stock price. European Aeronautic Defense and Space of the Netherlands, maker of the Airbus airplane, also stumbled amid production problems with its new A380 plane and information disclosure questions.

The fund remains committed to its current positioning, and management continues to anticipate that, over the rest of the fiscal year, the most attractive opportunities will be found among cyclical companies, particularly in foreign markets.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Primarily common stocks of mature, financially strong, dividend-paying large companies across an array of industries

NET ASSET VALUE	June 30, 2006
Class IA	$26.18
Class IB	$26.05

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. Joshua Brooks and Eric Harthun are the Portfolio Leaders. David L. King is the Portfolio Member. During the year ended June 30, 2006, Portfolio Leader Hugh Mullin and Portfolio Member Christopher Miller left the fund’s management team, Portfolio Member Joshua Brooks was named Portfolio Leader, and Eric Harthun joined the team as co-Portfolio Leader. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The U.S. stock market shifted over the first six months of 2006, moving from a solid, supportive environment to a time of greater challenges. Through mid-May, the market remained stable despite high energy prices and steadily rising short-term interest rates, and stocks rallied consistently. Record high corporate profits led to rising dividends, share repurchases, capital spending, and new jobs. The market began to correct over the period’s last two months, however, as investor optimism for an early end to rate increases faded amid indications that general inflation might be creeping up. Unfortunately, the fund’s valuation discipline, more conservative risk strategy, and focus on the health-care, financial and telecommunication sectors constrained fund performance. For the six months ended June 30, 2006, the fund’s class IA shares delivered a total return of 2.98% at net asset value.

The fund’s strategy generally remains unchanged despite shifts in the market environment. The team invests in a well-diversified portfolio of large-capitalization stocks, targeting companies with strong balance sheets that management believes are mispriced. In building the portfolio, management looks for a combination of low valuations and attractive cash flow characteristics, as well as the potential for long-term capital appreciation. Although the team certainly adjusts sector weightings from time to time, stock selection is their primary focus.

During the semiannual period, small- and mid-capitalization stocks had stronger returns than large-cap stocks, as did stocks of companies with high operating and financial leverage. Both trends dampened fund performance. A large position in health-care stocks was also a detractor, as this sector did not keep pace with the market overall. In particular, holding Boston Scientific continued to deal with difficulties surrounding its acquisition of cardiac device maker Guidant. Among financial holdings, insurance giant AIG struggled with what the team considers short-term problems. After selling part of the position at a substantial gain, the team has been adding to this position to take advantage of recent attractive valuations. Positions in government-sponsored mortgage entities Fannie Mae and Freddie Mac also disappointed. Positioning in the strong-performing telecommunications sector was another negative, as the fund’s weighting was relatively small and did not include superior performer Bell South. The energy sector provided two top contributors over the period, oil and gas exploration company Newfield Exploration, and integrated oil conglomerate Hess Corporation. Another strong performer was aerospace/defense company Lockheed Martin.

In coming months, management will remain focused on seeking out attractively valued stocks of high quality, larger companies whose fundamental business models position them well for performance under a variety of economic and market conditions.

Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Growth Opportunities Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential

NET ASSET VALUE	June 30, 2006
Class IA	$4.80
Class IB	$4.76

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. During the year ended June 30, 2006, Portfolio Member Saba Malak left the management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Short-term interest rates continued to rise throughout the semi-annual period, with long-term rates beginning to follow suit partway through the period. Meanwhile, home building orders disappointed and commodity prices jumped. However, with job growth steady, worries about inflation and interest rate increases held investors’ attention during the period. Although stocks overall were up modestly at period-end, growth stock returns were negative, and Putnam VT Growth Opportunities Fund’s class IA shares returned –1.33% at net asset value for the semiannual period ending June 30, 2006.

The fund’s management team invests predominantly in large U.S. companies believed to offer strong revenue and earnings growth prospects. Successful stock selection in the conglomerates and financials sectors contributed to results for the period. Shares of Danaher, an industrial instruments and tool manufacturer, appreciated as the company benefited from several acquisitions in the medical devices area. The team chose to avoid General Electric, believing the company’s valuation was stretched. The fund’s position in Countrywide Financial proved beneficial as investors responded favorably to a lesser-than-expected decline in mortgage volumes and the earnings support of its mortgage servicing and banking businesses. Investment bank Bear Stearns’ compelling value was underpinned by strong profits from trading and mergers and acquisitions, while Bank of America’s acquisition of MBNA aided its consumer business with cross-sell opportunities and credit card profits.

Detractors from performance included three technology holdings: eBay, whose forecasts for the year disappointed investors, Dell, whose faltering execution aided competitors, and Yahoo!, whose earnings estimates were not met. Nevertheless, the management team added to all three positions during the period based on their continued conviction in the fundamental strength of the businesses and their belief that the market had overreacted to near-term issues. Health-care holding United Health Group suffered pressure from profit-taking and the news of an SEC options investigation. Contrasting these events with expectations for continued growth and profitability, the team decided to increase this position as well. Lack of exposure to the communication services sector, particularly BellSouth, Verizon and AT&T, dampened performance, as broad-based earnings results have generally driven the sector higher. However, the team maintains an underweighted exposure to this sector because management believes valuations of these companies are unattractive relative to their growth prospects.

At period-end, the team’s bottom-up selection process had yielded overweight exposures to the technology, financial and consumer cyclical sectors, and underweight positions among consumer staple, utility and basic material stocks. Fund management anticipates potential for appreciation of growth stocks, which have historically performed well in a slow and steady economy with gently rising interest rates.

Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Health Sciences Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of companies in the health sciences industries

N ET ASSET VALUE	June 30, 2006
Class IA	$12.73
Class IB	$12.66

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Sheba Alexander and Kelsey Chen are the Portfolio Leaders. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Equities rallied for most of the past six months, as U.S. economic indicators remained stable despite rising energy prices and steadily increasing short-term interest rates. Corporate profits reached record highs, and this led to rising dividends, share repurchases, capital spending, and new jobs. However, in mid-May, the equity landscape began to shift. Investor optimism that the Fed might soon reach an end to its program of interest-rate increases waned amid indications that general inflation might be creeping up. Performance among health-care stocks lagged that of the broad equity market, as specific concerns afflicted various subsectors of the industry. However, there were bright spots that the fund was able to capitalize on. The fund’s performance reflects this difficult environment; for the six months ended June 30, 2006, its class IA shares provided a return of –4.16% at net asset value.

As usual, the fund’s performance was derived from a diverse array of holdings. Large pharmaceutical company stocks performed well, and the fund benefited from its position in Novartis but did not own Merck Pharmaceutical, which demonstrated considerable strength over the period. Stocks of drug distributors Amerisource Bergen and Cardinal Health contributed positively to performance. In the diagnostics/medical supplies area, the fund sold positions in Quest Diagnostics and CR Bard after these stocks had achieved their performance targets. The fund’s relatively small position in stocks of pharmacy benefit managers proved prudent as these declined a great deal in the past six months; however, the decline still had a negative impact on results. Based on favorable fundamental and quantitative reports by Putnam’s analysts, management has taken advantage of value pricing in this subsector to add selectively to holdings in this area, including Caremark Corporation. The portfolio also maintained a light weighting in the managed care subsector, which was helpful as many of these companies failed to meet their earnings targets. In particular, not owning stock in United Healthcare, which performed poorly, was positive for fund performance.

Of course, certain holdings detracted from returns. Biotechnology and generic drug companies delivered weak results overall, although the team has been capitalizing on value pricing to add holdings selectively in these areas. Biotechnology holding Amgen and generic drug firm Teva were two of the fund’s biggest disappointments. Cardiac device makers also delivered disappointing returns, with St. Jude Medical, Boston Scientific, and Medtronic dampening fund performance.

Going forward, management continues to see attractive opportunities in generic drugs, biotechnology, medical devices, and hospitals.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT High Yield Fund

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income

P ORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade

NET ASSET VALUE	June 30, 2006
Class IA	$7.28
Class IB	$7.24

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed Income High Yield Team. Paul Scanlon is the Portfolio Leader. Norman Boucher and Robert Salvin are the Portfolio Members. During the year ended June 30, 2006, Portfolio Member Geoffrey Kelly left the management team to assume other responsibilities at Putnam and Norman Boucher joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

At the beginning of 2006, the high-yield market was still feeling the effects of high-profile bankruptcies, credit-rating downgrades and defaults that had held it back in the preceding three months. However, conditions began to change in January, due to continued healthy business fundamentals, robust merger and acquisition/IPO markets, strong liquidity, and General Motors’ plan to sell its financing arm. With defaults below historical averages and the strength of business fundamentals, continued Fed interest rate increases during the period did not have much impact on the high-yield market, and its lower-quality segments led a market rally from January through mid May. The second half of May and most of June brought increasing volatility and negative returns, due to concerns about inflation and a heavy new issuance calendar that made investors more risk-averse. Consequently, for the six months ended June 30, 2006, Putnam VT High Yield Fund’s class IA shares posted a total return of 2.8 3% at net asset value.

Overall during the six-month period, fund management’s diversified approach helped stabilize the fund’s returns. Although the team’s high-quality bias had held back performance when lower-quality bonds rallied in early 2006, it proved more beneficial when the market struggled in the second half of May and most of June.

One holding that contributed substantially to performance, Decrane Aircraft Holdings, enjoyed a surge in demand for its corporate aircraft products, while broadcaster Paxson Communications also rebounded after refinancing its debt. Fund returns were also aided by holdings in Irish packaging company Jefferson-Smurfit, which rallied following the company’s merger with Kappa Packaging.

On the downside, fund management’s conservative outlook led it to underweight certain riskier, stronger-performing securities.

The fund did not own distressed securities issued by now bankrupt auto parts manufacturer Delphi, which recovered during the period’s rally in lower-quality issues. Relative performance was muted by the team’s decision not to own bonds issued by Delta Airlines, which is in bankruptcy. Bankrupt electric utility Calpine rebounded from distressed levels, but the fund did not hold any Calpine bonds. Fund holding Medquest Inc., an imaging services provider, declined following news of reduced future revenue streams. However, the position was maintained because the team believes the firm’s prospects remain healthy.

Going forward, fund management believes returns will be generated mainly through interest income rather than capital appreciation or depreciation. Therefore, the team intends to continue its efforts to build and maintain a diversified portfolio of relatively high-quality bonds in order to pursue a more stable income stream.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Income Fund

INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk

P ORTFOLIO
Primarily investment-grade and high-yield bonds, mortgage-backed and
U.S. Treasury securities

NET ASSET VALUE	June 30, 2006
Class IA	$12.02
Class IB	$11.95

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Kevin Cronin is the Portfolio Leader. Rob Bloemker, Kevin Murphy, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the first half of 2006, interest rates continued to rise across the yield curve in the United States amid signs of strong global growth and concerns about a potential increase in inflation. Putnam VT Income Fund benefited from a defensive duration posture and tactical yield curve positioning, as well as management’s emphasis on securitized bonds, which outperformed investment-grade corporate bonds. However, with U.S. bond returns generally negative for the six months ended June 30, 2006, the fund’s class IA shares posted a total return of –0.79% at net asset value.

In its ongoing efforts to slow economic growth and restrain inflation, the Fed brought the key federal funds rate up to 5.25% as of June 30. Meanwhile, continued high energy prices began affecting the prices of goods and services. Market volatility was low and sector performance was neutral. In the first four months of the year, high-yield and emerging market debt did very well as investors’ risk appetite remained high and credit spreads tightened. Near mid-May, the trend began to reverse, and high-yield and emerging market debt underperformed on worries about increases in global interest rates and a sell-off in the equity markets.

Anticipating rising interest rates, the management team shortened the portfolio’s duration to help preserve the value of the fund’s holdings (bond prices decline as rates rise). The fund also benefited from a yield-curve strategy that took advantage of a flattening curve at the beginning of the year. Management further reduced exposure to investment-grade corporate debt and continued avoiding emerging-market debt. The team also added high-quality bonds in the securitized bond sector of the portfolio. Within the agency segment, more complex securities such as collateralized mortgage obligations (CMOs) were favored. The management team’s emphasis on holdings in the securitized bond sector and modest exposure to investment-grade corporate debt helped performance, while the team’s underweighting of emerging market debt modestly hurt results.

Looking forward, the team believes the Fed is nearing the end of its tightening cycle; however, they expect other central banks around the world to take up where the Fed leaves off. Consequently, they believe short-term interest rates appear poised to increase globally. The team plans to continue its focus on the agency segment, underweighting corporate bonds in favor of opportunities in the securitized universe, such as CMOs. They have moderated the fund’s shorter-duration and yield curve positioning but continue to maintain a high-quality portfolio to keep the fund defensively positioned against potential under-performance of corporate bonds, while continuing to pursue opportunities for higher levels of income.

Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT International Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of mainly large and midsize international companies

N ET ASSET VALUE	June 30, 2006
Class IA	$17.90
Class IB	$17.80

MANAGEMENT TEAM

The fund is managed by the Putnam International Core Team. Joshua Byrne and Simon Davis are the Portfolio Leaders. During the year ended June 30, 2006, Portfolio Member Mark Pollard left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Over the past six months, international equity markets posted markedly higher returns than their domestic counterparts when viewed in U.S. dollar terms. Financial markets took their lead from continuing global economic expansion and healthy merger and acquisition activity. While developed markets in Asia and Europe registered solid gains, results for emerging markets were even more impressive. Equity markets corrected in the period’s final two months; however, and investors became concerned about rising interest rates, high oil prices, and the effects of a weaker U.S. dollar on exporting countries. Strong stock selection, effective sector weightings, and favorable currency positioning contributed to solid relative performance. For the six months ended June 30, 2006, the fund’s class IA shares tallied a total return of 10.30% at net asset value.

The fund’s management team relies on a combination of fundamental research and quantitative analysis in their efforts to identify undervalued companies for investment. Their selections continued to steer the fund toward high-quality larger companies with proven management teams and products or services that make them industry leaders. During the recent period, stock selection was most rewarding in the energy, health care, and consumer cyclicals sectors. Among energy holdings, large positions in Brazilian oil and gas company Petroleo Brasileiro and China Shenhua Energy led gains over the period. In health care, the fund’s top contributor was German pharmaceuticals manufacturer Schering, which was acquired by Bayer AG over the period. In the consumer cyclicals sector, an overweighted position in the French automaker Renault was a top contributor. Meanwhile, Japanese cigarette maker Japan Tobacco also provided significant gains over the period.

Overweight positions (relative to the fund’s benchmark) in France, Norway, and Singapore aided results, although this was somewhat mitigated by an avoidance of South Africa and an underweighting of Australia.

Stock selection was unfavorable within the communication services sector; large European telecom companies France Telecom and Vodafone detracted from performance. Within basic materials, an avoidance of Anglo American of South Africa and a relatively small position in BHP Billiton of the United Kingdom hampered returns. The large position in Japanese consumer financing firm Aiful, which came under pressure as increased government controls threatened profits for this entire industry in Japan, also weighed negatively on performance.

Recent global market corrections have created opportunities in a number of developed markets including Japan, Switzerland, and France. In emerging markets, management currently sees opportunity among select oil exporters. The team will continue its efforts to identify the most attractive of these opportunities and position the fund to take advantage of them.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT International Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.

PORTFOLIO
Primarily common stocks of large and midsize companies located outside the United States and believed by management to be undervalued

NET ASSET VALUE	June 30, 2006
Class IA	$16.69
Class IB	$16.61

MANAGEMENT TEAM

The fund is managed by the Putnam International Value Team. Pamela Holding is the Portfolio Leader. Darren Jaroch is the Portfolio Member. During the year ended June 30, 2006, Portfolio Member Frederick Copper left the fund’s management team and Darren Jaroch joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

International equities posted solid performance over the past six months, continuing to outpace returns from U.S. stocks. Energy and commodity prices hit multi-year highs, fueled by global economic expansion and demand, particularly from China and India. Japan and much of Europe continued to grow at a healthy clip, and the financial markets followed suit. The dollar fluctuated against major foreign currencies, but had generally weakened by the end of the period. For the six months ended June 30, 2006, these factors, combined with successful stock selection by the fund’s management team, produced a total return of 10.25% at net asset value for the fund’s class IA shares.

The fund was positioned well to benefit from global economic expansion and increased capital spending, with large positions in basic materials, capital goods, consumer cyclicals, technology, and energy sectors. In many cases, portfolio holdings focused on regions and companies that are targeting the nascent middle class in emerging economies, and this strategy produced solid returns. Capital goods holdings benefited from strong corporate cash flows and profitability that spurred demand for technology, machinery, and industrial equipment. Consumer cyclicals holdings did not fare as well, as pockets of weakness in Europe, particularly in the United Kingdom, hurt relative returns over the period. The fund had smaller positions in the utilities, consumer staples, and communications services sectors, concentrating on companies that seemed likely to benefit from consolidation trends or which demonstrated a propensity to return cash to shareholders through share repurchases or dividend payments.

One of the portfolio’s top performers during the period was longtime holding Credit Suisse Group, a global financial leader that benefited from an expanding product mix and regional market presence. In the basic materials sector, diversified mining firm Xstrata contributed superior returns as commodity prices moved higher. Management trimmed the position somewhat to lock in profits. Japanese building, construction, and real estate services company Daito Trust Construction Company was another star performer over the period.

Japanese food products company Toyo Suisan detracted from performance. While a North American expansion plan and greater cost reductions appear to bode well for the future, the company battled with increased price competition and higher raw materials costs over the past year. German athletic footwear and apparel company Adidas also delivered disappointing results over the period as it suffered from growing pains associated with its purchase of Reebok.

Despite recent corrections, the management team believes that international value stocks still represent attractive opportunities. In the months ahead, the team anticipates that stocks from outside of North America will offer the strongest potential. They intend to focus on the emerging economies, Japan, and Europe.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT International New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of companies located outside the United
States believed to have strong growth potential

NET ASSET VALUE	June 30, 2006
Class IA	$16.12
Class IB	$16.06

MANAGEMENT TEAM

The fund is managed by the Putnam International Growth Team. Stephen Dexter is the Portfolio Leader. Denise Selden is the Portfolio Member. During the year ended June 30, 2006, Peter Hadden left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past six months were largely positive for international equity markets, which generally demonstrated greater strength than the U.S. stock market. Economic activity accelerated around the world for the first few months of the period, and growth rates in foreign markets were particularly robust. Global markets corrected, however, during the last two months of the period as investors became concerned about inflation and the strength of the global economy. The fund’s returns kept pace with market activity, and for the six months ended June 30, 2006, its class IA shares tallied a total return of 11.12% at net asset value.

The fund seeks long-term capital appreciation by investing in stocks of international companies that management believes have the potential to achieve high rates of business growth. The management team focuses on individual stock selection rather than sector or country positioning, and relies heavily on in-depth research and active management. This bottom-up approach to stock picking determines the fund’s different weightings in various countries and business sectors, which will consequently vary in response to the team’s assessment of the performance potential of individual holdings.

During the period, the fund’s team continued to seek out high-quality growth companies of various sizes with dedicated, talented management and business models that appeared likely to sustain a competitive advantage for several quarters or years. In terms of countries, the team found greater opportunity among the markets of continental Europe and Japan, and fewer investments in the United Kingdom, Canada, and Australia.

One of the fund’s top contributors over the period was Japan Tobacco. Italian oil drilling company Saipem also bolstered returns. Hong Kong Exchanges was another major contributor, growing rapidly as a result of increased Chinese stock listings and introducing new financial products to generate additional growth. The team took gains on this position before the end of the period. Fund holding United Internet is a leading provider of Internet services in Germany that is winning market share from Germany’s entrenched telephone company, Deutsche Telekom.

A holding that detracted from results during the period was European Aeronautic Defense and Space Company (EADS), manufacturer of the Airbus aircraft. Management had sold a portion of the position by the period’s end as the team perceived the stock approaching its fair value. Another detractor, Dampskibsselskabet Torm of Denmark, is a refined products tanker company that transports gasoline, jet fuel, naphtha and diesel oil. Its stock price declined when many energy-related companies fell under profit-taking pressure in the second half of the period. The team eliminated the position due to concerns that more tanker capacity coming into the marketplace could depress future cargo rates for the company.

The market correction in mid-May produced what the team considers to be more attractive valuations for growth stocks globally. The team expects to take advantage of the resulting opportunities throughout the remainder of the fiscal year and beyond.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Investors Fund

INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth

P ORTFOLIO
Primarily common stocks of large U.S. companies

NET ASSET VALUE	June 30, 2006
Class IA	$10.85
Class IB	$10.81

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core Team. James Wiess is the Portfolio Leader. Richard Cervone is the Portfolio Member. During the year ended June 30, 2006, Portfolio Member Joshua Brooks assumed other responsibilities at Putnam and Portfolio Member James Yu left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Throughout the semiannual period, investors remained focused on the Fed’s series of interest-rate increases and when it would likely end. Bears feared that a Fed overreaction would hurt the economy, while bulls anticipated an end to the rate increases and the beginnings of a more favorable investment environment. Despite the lack of consensus, stocks delivered modest gains for the period while valuations remained attractive. Against this backdrop, Putnam VT Investors Fund’s class IA shares returned 1.02% at net asset value for the semiannual period ending June 30, 2006.

The largest contributor to the fund’s returns was Las Vegas Sands, a hotel and gaming company whose stock price gained due to forecasted growth related to the company’s further development in Macao. Also boosting results was a modest exposure to Microsoft, established in May after an April stock price decline resulted from rising costs to fight its competitors. U.S. Steel benefited from cyclical and price rebounds due to the strong economy and diminished foreign competition. The performance of Occidental Petroleum, a leader in oil and natural gas exploration and production, aided returns; the position was trimmed in order to add to natural gas producers XTO and EOG. The opportunity arose when oil prices increased on geopolitical fears, while warm winter resulted in rising natural gas reserves and declining natural gas prices.

Detractors from performance included technology holdings eBay, whose growth slowed on global competition, and Dell, whose execution faltered while rivals narrowed its competitive advantage. Fund management, believing the downside had already been reflected in Dell’s stock price, added to the position based on the company’s long-term competitive advantage, and increased eBay because of its long-term view of the company’s value. Apple Computer also restrained returns as a slowdown from January’s torrid pace of iPod sales and Apple’s transition to Intel chips created concerns about near-term earnings. However, the team’s long-term view perceived strong future PC sales and saw the chip changeover as beneficial. The Apple position was trimmed on early strength, but later increased on weakness. Home Depot, another detractor, was affected by the downturn in the housing cycle and investor concerns about its new focus on professional services and supply. Management increased the position based on the stock’s price, their opinion on the benefits of the professional services strategy and the company’s basic financial and business execution.

Regardless of market direction, fund management remains focused on long-term potential of individual companies rather than short-term economic developments. Management believes investors’ long-term goals are best served by the team’s bottom-up approach to stock selection, which is designed to target stocks that may be worth more than current prices indicate.

The fund involves the risk that the stock prices of the companies in the portfolio will fail or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

Putnam VT Mid Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income

PORTFOLIO
Primarily stocks of midsize companies believed to be undervalued

N ET ASSET VALUE	June 30, 2006
Class IA	$16.33
Class IB	$16.26

MANAGEMENT TEAM

The fund is managed by the Putnam Small- and Mid-Cap Value Team. James Polk and Edward Shadek are the Portfolio Leaders. During the year ended June 30, 2006, Portfolio Member Fred Copper left your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite high energy prices and steadily rising interest rates, stocks rallied for most of the past six months, with key economic indicators generally remaining strong. Surging corporate profits also powered the rally and led to growing dividends, share repurchases, increased capital spending, and job growth. However, over the last two months of the period, the market began to correct as investor optimism for an early end to rate increases faded amid indications that general inflation might be creeping up. The fund’s performance reflects this shift; its class IA shares returned 5.62% at net asset value for the six months ended June 30, 2006.

Overall, midcap stocks performed quite well over the period although they did correct in the final six weeks, along with the rest of the equity market. The fund’s management team continued to focus on bottom-up stock selection, seeking reasonably valued stocks of midsize companies whose managements were committed to enhancing shareholder value. As in the past, the team sought attractive value opportunities across all industry sectors, but the most substantial contributions to performance came from three areas: capital goods, consumer cyclicals, and utilities. The healthy economy buoyed the first two sectors, but as uncertainty rose, the third group gained strength. Because of the fund’s value orientation, management sold or trimmed positions that posted strong performance and reached their price targets, in order to lock in profits.

In the consumer cyclicals area, utilities construction and industrial materials supplier Hughes Supply was a key contributor to performance. The stock rose notably when the firm was acquired in early 2006. Because of this acquisition, the stock is no longer in the portfolio. Office Depot also provided strong performance. Management trimmed the position over the period and invested some of the profits into Office Max and Whirlpool stock. In the capital goods sector, industrial equipment manufacturer Terex also boosted returns. Health-care holdings, including pharmacy benefit manager Omnicare, were the biggest disappointments over the period. In the technology sector, electronic components contract manufacturer Jabil also lagged. Management maintained both detracting positions.

In the months ahead, management will continue to utilize fundamental research and analysis to create a diversified portfolio of stocks and will maintain its focus on the long-term prospects of individual companies than on short-term developments in the economy and markets.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. in the value of your investment.

Putnam VT Money Market Fund

INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

P ORTFOLIO
High-quality short-term fixed-income securities

NET ASSET VALUE	June 30, 2006
Class IA	$1.00
Class IB	$1.00

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed-Income Money Market Team. Joanne Driscoll is the Portfolio Leader. Jonathan Topper is the Portfolio Member. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The Fed’s efforts to contain inflationary pressures in the U.S. economy by consistently raising short-term interest rates have generated some of the most attractive yields offered by money market securities in recent memory. By shifting the fund’s focus between fixed-rate and floating rate securities at appropriate times during the period, management was able to capture these higher yields. The fund’s performance benefited; for the six months ended June 30, 2006, its class IA shares delivered a total return of 2.12% at net asset value.

Signs of solid economic growth, and the desire to curb the potential inflation that frequently accompanies such growth, prompted the Fed to increase short-term interest rates four times during the first six months of 2006. These steady increases had pushed yields on money-market-eligible certificates of deposit (CDs) and commercial paper as high as 5.75% by the end of the reporting period. As a result, investors and the financial press alike are paying greater attention to money market investments and their attractive combination of relative safety, liquidity and yield.

Over the period, investors and analysts changed their expectations about when the Fed would stop raising short-term rates. This created what the fund’s management team considered a valuable opportunity. When short-term rates were clearly on the rise, they maintained the fund’s exposure to floating-rate money market securities and commercial paper. Because the yields on these securities reset in accordance with changes in short-term interest rates, this focus helped the fund capture the higher rates coming to market. At points when the market began to anticipate an end to the Fed’s rate increases, management would reallocate proceeds from maturing floating-rate securities into money-market-eligible fixed-rate securities from the longer end of the fund’s maturity range. The majority of these new holdings had maturities of 90 days or less, but management also selectively added six-month, nine-month, and one-year CDs to help lock in yields for longer periods. Important contributors in this area include fixed-rate asset-backed securities issued by Bryant Park Funding and Atlantic Asset Securitization and certificates of deposit issued by Deutsche Bank and commercial paper issued by CBA Delaware Finance.

As of the end of the semiannual period, many analysts anticipated that the Fed would stop raising short-term rates in the fall. In the months ahead, management will continue to seek opportunities to extend the portfolio’s average days to maturity in order to lock in attractive income by adding fixed-rate money market securities while taking advantage of pricing inefficiencies in the market.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.

Putnam VT New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Common stocks of companies in market sectors that management believes have strong long-term growth potential

NET ASSET VALUE	June 30, 2006
Class IA	$18.75
Class IB	$18.48

MANAGEMENT TEAM

The fund is managed by the Putnam Mid-Cap Growth and Small and Emerging Growth teams. Kevin Divney is the Portfolio Leader. Brian DeChristopher and Richard Weed are the Portfolio Members. During the year ended June 30, 2006, Portfolio Leader Paul Marrkand left the management team and Brian DeChristopher joined as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite the shock of rising commodities prices and geopolitical events during the first six months of 2006, the economy remained relatively solid. The stock market reflected this strength at the earnings and valuation level. However, increasing volatility and a correction in the final two months of the period resulted in only modest equity gains at period-end. In this environment, Putnam VT New Opportunities Fund’s class IA shares returned 0.22% at net asset value for the six months ending June 30, 2006.

Fund management’s multi-cap strategy seeks dynamic companies positioned in sectors believed to offer above-average growth potential. Successful stock selection in the technology, energy, and retail sectors contributed to results. Share prices of Alliance Data System, a transaction services company, held value through the correction and were up significantly for the period. Frontier Oil Corp’s refining capacity underpinned its increased pricing power, translating into better value for shareholders. Citrix Systems develops management information software that enhances systems security; its stock has appreciated as capital expenditure on technology has risen. Retail holding American Eagle Outfitters’ earnings growth increased from sales of its casual apparel through a growing chain of profitably managed stores.

Detractors from fund returns derived from varied sectors. Disappointments included NVR, a mostly single-family home-builder with a small mortgage business, whose shares declined as investor sentiment soured on the industry. Management trimmed exposure to NVR over the period. Stock prices of St. Jude Medical, a maker of implantable heart devices, retreated due to missed earnings expectations. Management trimmed the position but retains a positive long-term view of the devices segment of the health-care market. Royalties on Qualcomm’s cell phone semiconductor technology were reduced when the company lost a contract with Nokia. However, as Qualcomm’s share prices dipped, the team added to the position, based on Qualcomm’s excellent competitive position and near-term prospects for growth. Although XM Satellite Radio is gaining more subscribers per quarter than rival company Sirius, company management has reacted to competitive pressure to undertake costly subscriber acquisition programs, which have hurt share value. Company management’s unexpected capital expenditure strategies have prompted fund management to eliminate the position.

The fund’s management team anticipates potential for positive absolute returns for equities in the remainder of 2006, based on continued corporate economic health. The team believes diversification may be critical to the addition of value, although they see continuing growth potential within the industrial, transportation and energy sectors. However, geopolitical and market events, such as the investors’ short-term reactions to Fed policy, pose risks to this positive outlook.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT New Value Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation

PORTFOLIO
Primarily common stocks of large and midsize companies believed to be undervalued

NET ASSET VALUE	June 30, 2006
Class IA	$16.45
Class IB	$16.36

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. David King is the Portfolio Leader. Michael Abata is the Portfolio Member. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The year began on a very strong note for equity performance overall, and the market continued to rally through mid-May. Small and mid-cap stocks outperformed large-cap issues; investors demonstrated a considerable appetite for risk by favoring stocks from companies with high operating and financial leverage over stocks from more conservatively run firms. The landscape shifted during the last two months of the period, however, as investor optimism for an early end to interest-rate increases dissipated amid indications that general inflation might be creeping up. The fund’s returns reflect the challenging environment that prevailed for much of the period. For the six months ended June 30, 2006, its class IA shares provided a return of 3.57% at net asset value.

For some time now, management has believed that the equity market’s best values lie among the stocks of larger companies with stronger, less leveraged balance sheets and more consistent operations. Stocks of many of these formerly “blue chip” companies have been available at bargain prices as investors focused on higher-risk small and mid-cap stocks. Although large-cap stocks underperformed for much of the period, they did not decline as much as their small and midcap counterparts when the market corrected. For example, while returns from conglomerate Tyco and technology giant Intel were disappointing over the period, management remains convinced of their fundamental strength and long-term performance potential. In fact, the fund took advantage of excellent value pricing to add to its Intel position over the period.

Sector returns varied. A neutral position in the energy sector dampened returns as energy-related stocks continued to perform quite well over the period. Early in the year, the fund’s small relative position in the strong-performing metals and commodities sector led to some missed opportunities but management took advantage of the market correction to add to these holdings. They included a position in mining company Freeport Copper and Gold. Defense holdings posted strong returns, with Textron and Boeing leading fund contributors in this sector.

Management remains committed to seeking out the best values in the equity market. Over the past several months, this has meant a focus on high-quality companies with solid balance sheets and strong global positioning. Companies like Wal-Mart, Pfizer, and American International Group (AIG) remain well-represented in the portfolio, and management believes that in time, investors will begin to recognize the business strides these companies are making and reward their stocks with stronger performance.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Value investing seeks under-priced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT OTC & Emerging Growth Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks primarily of small and mid-sized emerging growth companies. It may include stocks traded in the over-the-counter market(OTC) and stocks of emerging growth companies listed on securities exchanges.

NET ASSET VALUE	June 30, 2006
Class IA	$6.88
Class IB	$6.77

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Emerging Growth Team. Richard Weed is the Portfolio Leader. Raymond Haddad is the Portfolio Member. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Indications of a booming business economy contrasted with the slowing consumer economy during the semiannual period. Year-over-year corporate profits surged in the first quarter while the consumer sector was affected by declines in the new housing market and higher-than-ever gasoline prices. Consequently, the strength of business economy did not allay investor anxiety over Fed policy and rising interest rates, and the stock market delivered only modest returns. In this environment, Putnam VT OTC & Emerging Growth Fund’s class IA shares returned 5.04% at net asset value for the six months ended June 30, 2006.

Although management considers macroeconomic, market, and sector trends as part of the investment process, bottom-up stock picking is the fund’s primary focus. Holdings in capital goods and basic materials were among the top contributors to fund returns. Shares of Wesco International, a distributor of electrical components for construction companies, rose as the company expanded its operating margin and non-residential construction increased substantially. The consumer cyclicals sector underperformed; however, the fund had an underweight position in this area and those stocks it did hold proved rewarding. Manpower, a temporary staffing agency, strengthened due to low unemployment. Basic materials holding Agnico Eagle Mines, a silver mining concern, prospered along with the rise in the precious metals market. Another capital goods holding, General Cable Corp., a cable distributor, appreciated in response to growth in internet communications. Technology holding Veritas DGC, using seismic technology to help oil companies discover new pockets of crude, gained in value as demand for oil and new sources have grown.

Disappointing results came from fund holding SigmaTel, a manufacturer of MP3 and flash memory components, whose expected turnaround was not captured by the fund. The position was liquidated because the team sees uncertain relations between SigmaTel and its key customers. Telephone headset maker Plantronics overran manufacturing costs and missed analysts’ earnings expectations; therefore, fund management sold the position. Women’s apparel maker New York and Company missed fashion trends with its latest offerings, and its shares declined due to poor sales. The team maintained the position based on strong company management and attractive value. Poor stock selection within consumer staples also restrained fund performance: Red Robin Gourmet Burgers restaurants and publisher R.H. Donnelley both disappointed. The team sold Red Robin, considering it expensive relative to its growth prospects, and held R.H. Donnelley based on its sound business model and attractive valuation.

Given what they consider generally favorable signs for growth in the economy, particularly in business investment and corporate profit margins, fund management believes there is potential for solid equity performance in the months ahead.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Research Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large, U.S.-based companies

N ET ASSET VALUE	June 30, 2006
Class IA	$12.03
Class IB	$11.98

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Joshua Brooks and Kelly Morgan are the Portfolio Leaders. Mark Bogar, John Coffey, and Brook Dane are the Portfolio Members. During the year ended June 30, 2006, there were no changes to your fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Rising short- and long-term interest rates, disappointing home-building orders, spiking commodity prices and steady job growth led investors to worry about inflation and Fed policy during the first six months of 2006. Although equity markets were favorable as the year began, toward the end of the period, these investor concerns contributed to a market correction and the resulting gains were modest. In this uncertain environment, Putnam VT Research Fund’s class IA shares returned 1.81% at net asset value for the six months ending June 30, 2006.

The fund’s management team does not make sector bets; therefore, stock selection is the primary driver of performance. Stock selection in the financial, cyclical and energy sectors contributed positively to results. Investment bank Bear Stearns’ compelling value was underpinned by record profits from trading and mergers and acquisitions. The fund’s position in Countrywide Financial proved beneficial as investors responded favorably to a lesser-than-expected decline in mortgage volumes and the earnings support of its mortgage servicing and banking businesses. Fund management established a significant position in Citigroup, which appreciated due to strength in the company’s investment banking business and the surprising resilience of its credit card and banking areas. An underweight position in General Electric, which lagged behind most cyclical stocks, helped relative performance. The position was subsequently eliminated. Benefiting from the global construction boom and resulting commodities demand, Caterpillar’s heavy equipment sales boosted its share value. Management’s decision to avoid Microsoft, which suffered from growth problems, also aided results.

Disappointments included health-care holding Amgen, whose share value declined on concern about the company’s patent dispute with a competitor. Management has maintained the position, believing Amgen will likely prevail in patent litigation.

Three other detractors from performance — MedImmune, Boston Scientific, and Sprint — declined during the period in response to what the team considers short-term events. All three positions are being maintained because the team believes their current valuations are attractive. Homebuilder NVR missed earnings expectations, and Home Depot’s sales figures were unexpectedly low. Share prices of both consumer cyclical holdings already reflect concerns about the housing slowdown; management held the positions based on its more positive long-term view of the housing market.

Going forward, the management team will continue to use fundamental and quantitative analysis to identify what it considers to be the most promising stocks in each sector. As the second half of 2006 began, the team was adding to holdings in computers (PCs), consumer goods, financials (brokerage stocks), retail, and health-care services, while trimming positions in banking, semiconductors, insurance and pharmaceuticals.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Small Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of small-capitalization companies believed to have potential for capital growth

NET ASSET VALUE	June 30, 2006
Class IA	$22.38
Class IB	$22.21

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Mid-Cap Value Team. Edward Shadek is the Portfolio Leader. Michael Petro is the Portfolio Member. During the year ended June 30, 2006, Portfolio Member Eric Harthun took on other responsibilities at Putnam and Michael Petro joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite ongoing concerns about rising interest rates, the economy was generally strong during the semiannual period. However, the decline in the new housing market and the rise of gasoline prices caused weakness in consumer stocks. Basic materials and capital goods stocks were more resilient. Large cap stocks gained late in the period, but underperformed small caps. Reflecting this environment, Putnam VT Small Cap Value Fund’s class IA shares returned 7.44% at net asset value for the six months ended June 30, 2006.

While mindful of current market trends, the fund’s management team uses bottom-up analysis to identify stocks they believe are inexpensive and have a catalyst for positive change. The team’s stock selection among basic materials and capital goods stocks, particularly those related to non-residential construction, contributed heavily to the fund’s results. Stewart and Stevenson, a heavy equipment manufacturer whose stock price rose as the company was acquired by Armor Holdings, was a strong performer. Chaparral Steel, a supplier of construction steel, benefited from improved pricing power resulting from consolidation within a rebounding steel industry. The fund’s position in Wesco International appreciated substantially as the company expanded its operating margin and benefited from the boom in non-residential construction. Wesco distributes electrical components to construction companies. Outside of basic materials and capital goods, computer circuit board maker TTM Technologies delivered a strong contribution to fund performance as its shares rose with improved pricing power for its products.

Holdings in a variety of sectors delivered disappointing results. Fund management’s complete liquidation of Playboy Enterprises avoided a larger loss, as the company lost revenue in cable television and publishing. Earthlink stock declined when value investors sold its stock following news of this internet provider’s plans to invest in wireless transmission for municipalities. Value investors frowned upon spending levels for the wireless strategy, but the management team believes the strategy will benefit the stock and are maintaining the position. Cohu, a maker of semiconductor test equipment, declined along with its largest customer, Intel, in the second quarter. Management’s belief in Cohu’s diversification beyond the PC market and in a potential turnaround for Intel and PCs underscored its decision to hold the position. RV manufacturer Fleetwood Enterprises declined with rising interest rates and gasoline prices. However, management is holding the position in anticipation of an eventual turnaround in the consumer economy.

In the months ahead, management expects consumer-related stocks to continue to feel the negative effects of higher interest rates and gasoline prices, while stocks of companies that are investing in capital improvements, particularly companies involved in non-residential construction, may resume leadership.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

Putnam VT Utilities Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income

PORTFOLIO
Common stocks and bonds issued by utility companies

N ET ASSET VALUE	June 30, 2006
Class IA	$14.73
Class IB	$14.68

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research and Putnam Core Fixed-Income teams. Michael Yogg is the Portfolio Leader. Kevin Murphy is the Portfolio Member. During the year ended June 30, 2006, Portfolio Member Masroor Siddiqui left the fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Until the final two months of the semiannual period, equity markets in the United States generally rallied, as economic indicators remained favorable despite rising interest rates and high energy prices. Corporate profits also demonstrated strength, leading to rising dividends, share repurchases, increased capital spending, and job growth. However, utilities stocks, which can be more sensitive to interest rates than the broader market, trended upward with less vigor than the general market. In May, equities corrected when investor optimism for an early end to interest-rate increases dissipated amid indications that general inflation might be rising. For the six months ended June 30, 2006, the fund’s class IA shares returned 5.25% at net asset value.

Higher interest rates and lower natural gas prices have hurt electric and gas stocks over the past several months. However, the fund’s management believes that gas prices, at least, will increase. In their view, higher gas prices, combined with the evolving deregulation of the industry, should create a more favorable environment for utilities. Taking advantage of attractive valuations during the period, the team increased the fund’s allocation to electric and gas utilities while reducing its telecommunications exposure. The fund’s overall equity allocation was also increased and its fixed-income holdings reduced. Finally, management expanded the fund’s international exposure, focusing almost exclusively on the developed economies of Europe and the Pacific.

The telecommunications sector performed well for most of the period, with U.S. telecom companies faring better than their European counterparts due to mergers and acquisitions that increased companies’ pricing power. Despite this trend, Digi.com, a Malaysian digital provider, was the portfolio’s strongest performer in this sector. Additionally, another telecom holding, Vodafone Group, was a major detractor from performance as the company’s restructuring proceeded more slowly than had been anticipated. The fund’s results were also dampened by underweight positions in BellSouth, AT&T, and Verizon Communications, all of which performed well. Among power and gas utilities stocks, standouts included Alliant Energy, MDU Resources, AES, and Excelon. Detractors included Edison International and Dominion Resources.

Although the recent period was not particularly rewarding for utilities stocks, management believes the environment for these stocks, particularly power and gas stocks, is likely to become more favorable in the coming months as power prices increasingly come to reflect the power market changes likely to occur as larger states (such as Illinois, Ohio and Pennsylvania) move toward deregulation. Furthermore, in uncertain economic environments, investors’ demand for utilities stocks has tended to increase.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of fluctuations in the value of your investment. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Putnam VT Vista Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Common stocks of mid-sized companies believed to have potential for capital growth

NET ASSET VALUE	June 30, 2006
Class IA	$14.39
Class IB	$14.16

MANAGEMENT TEAM

The fund is managed by the Putnam Mid Cap Growth Team. Kevin Divney is the Portfolio Leader. Brian DeChristopher is the Portfolio Member. During the year ended June 30, 2006, Portfolio Leader Paul Marrkand left the fund’s management team and Brian DeChristopher joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite the shock of rising commodities prices and geopolitical events during the first six months of 2006, the economy remained relatively solid. The stock market reflected this strength at the earnings and valuation level. However, market rotation from a momentum to a valuation focus between the first and second calendar quarters led to increasing volatility and a correction in the final two months of the period. Stocks were up modestly at period-end, and Putnam VT Vista Fund’s class IA shares returned 1.70% at net asset value for the six months ending June 30, 2006.

Fund management invests in a limited number of stocks, focusing research on the most attractive mid-cap growth-stock opportunities. Stock selection in the energy, consumer, technology and business services sectors contributed to results. Frontier Oil Corp’s refining capacity underpinned its increased pricing power, translating into better value for shareholders. Consumer holding USG benefited from sales of its wallboard products to supply expanding U.S. construction; however, the position was substantially liquidated because the team developed a less positive outlook for the housing sector. Shares of Alliance Data System, a transaction services company, remained steady through the May correction and were up significantly for the period. Semiconductor company Broadcom prospered due to its exposure to data and voice transmission, as opposed to the depressed PC segment of the chip market.

Detractors from performance included Websense, which missed analysts’ earnings expectations. The team held this position based on long-term business prospects for the company’s intranet/internet management expertise. Newfield Exploration’s share price declined early in the period when natural gas prices dropped; the team eliminated the position and redeployed the proceeds to mostly oil-related energy concerns. Shares of NVR, a mostly single-family homebuilder with a small mortgage business, declined as investor sentiment soured on the industry. Management trimmed exposure to NVR over the period. Claire’s Stores sells low-end jewelry and cosmetics for teens. The consumer squeeze hurt sales, and the company missed analysts’ earnings expectations; the team’s conviction waned and the position has been nearly liquidated.

The fund’s management team anticipates potential for positive absolute returns for equities in the remainder of 2006 based on continued corporate economic health. However, geopolitical and market events, such as the investors’ short-term reactions to Fed policy, pose risks to this positive outlook.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Putnam VT Voyager Fund

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Stocks of large and midsize companies believed to have growth potential

N ET ASSET VALUE	June 30, 2006
Class IA	$27.56
Class IB	$27.43

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. During the year ended June 30, 2006, Portfolio Member Saba Malak left the fund’s management team. Information about other funds managed by these individuals can be found beginning on page 33.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/06 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Short-term interest rates continued to rise throughout the semi-annual period, with long-term rates beginning to follow suit partway through the period. Meanwhile, home building orders disappointed and commodity prices jumped. However, with job growth steady, it was primarily worries about inflation and interest rate increases that held investors’ attention during the period. Although stocks overall were up modestly at period-end, growth stock returns were negative. Putnam VT Voyager Fund’s class IA shares returned –3.69% at net asset value for the six months ending June 30, 2006.

Successful stock selection in the financials, conglomerates and energy sectors helped offset weakness in other sectors to some extent. Investment bank Bear Stearns’ compelling value was underpinned by strong profits from trading and mergers and acquisitions. Countrywide Financial proved beneficial as investors responded favorably to a lesser-than-expected decline in mortgage volumes and the earnings support of its mortgage servicing and banking businesses. Transition to electronic trading aided the profitability of Chicago Mercantile Exchange. Shares of conglomerates holding Danaher, an industrial instruments and tool manufacturer, also appreciated as the company benefited from several acquisitions in the medical devices area. The team chose to avoid General Electric, weakened by growth challenges, believing the company’s valuations were stretched. Energy holdings also helped. Marathon Oil benefited from its superior production profile, while Valero Energy rose amid continued tightness in refining capacity coupled with its ability to process less expensive, lower-quality crude.

Detractors from performance during the period included UnitedHealth Group, which suffered pressure from profit-taking and the news of an SEC options investigation. Contrasting these events with expectations for continued growth and profitability, the team decided to add to its position. St. Jude Medical and Boston Scientific both lost value due to slowing growth in the cardiac device market, but management added to these positions because it believes in the firms’ sustainable growth prospects and compelling valuations. Other detractors from performance included technology holdings eBay, whose forecasts for the year disappointed, Dell, whose faltering execution aided competitors, and Apple, whose transition to Intel processors concerned investors. Nevertheless, the team added to the eBay and Dell positions based on its continued conviction in their fundamental business strength and its belief that the market had overreacted to near-term issues. The Apple position was reduced somewhat.

As of period-end, the team’s bottom-up stock selection process had yielded overweight exposures to the financial, technology, and consumer cyclical sectors and underweight positions among consumer staple, basic material, and capital goods stocks. Fund management anticipates potential for appreciation of growth stocks, which have historically performed well in a slow and steady economy with gently rising interest rates.

The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

Other Funds Managed by PVT Fund Management Team Members

Listed below are the Putnam Funds managed by the team members discussed in this report. The individuals listed may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Michael Abata	Classic Equity Fund	VT New Value Fund
Sheba Alexander	VT Health Sciences Fund	None
Rob Bloemker	None	VT American Government Income Fund
VT Income Fund
VT Diversified Income Fund
Limited Duration Government Income Fund
U.S. Government Income Trust
Premier Income Trust
Master Intermediate Income Trust
Mark Bogar	None	VT Research Fund
Norman Boucher	None	VT High Yield Fund
High Yield Advantage Fund
Managed High Yield Trust
Joshua Brooks	VT Research Fund	None
VT Growth and Income Fund
Joshua Byrne	VT International Equity Fund	None
Europe Equity Fund
Richard Cervone	None	VT Capital Appreciation Fund
VT Investors Fund
Tax Smart® Equity Fund
Kelsey Chen	VT Health Sciences Fund	None
Daniel Choquette	None	VT American Government Income Fund
Limited Duration Government Income Fund
U.S. Government Income Trust
John Coffey	None	VT Research Fund
Kevin Cronin	VT American Government	VT Equity Income Fund
Income Fund
Global Income Trust
Limited Duration Government Income Fund
U.S. Government Income Trust
Brook Dane	None	VT Research Fund
Simon Davis	VT International Equity Fund	Europe Equity Fund
Brian DeChristopher	None	VT Vista Fund
VT New Opportunities Fund
Stephen Dexter	VT International New Opportunities Fund	None
Kevin Divney	VT New Opportunities Fund	None
VT Vista Fund
Joanne Driscoll	VT Money Market Fund	None
Prime Money Market Fund
Tax Exempt Money Market Fund
John Ferry	None	VT Capital Opportunities Fund
International Capital Opportunities Fund
Bartlett Geer	VT Equity Income Fund	None
Robert Ginsberg	VT Growth Opportunities Fund	VT Discovery Growth Fund
VT Voyager Fund
Bradford Greenleaf	None	VT Global Equity Fund
Raymond Haddad	None	VT Discovery Growth Fund
VT OTC & Emerging Growth Fund
Eric Harthun	VT Growth and Income Fund	None
Pamela Holding	VT International Growth and Income Fund	None
Darren Jaroch	None	VT International Growth and Income Fund
Joseph Joseph	VT Capital Opportunities Fund	VT Capital Appreciation Fund
International Capital Opportunities Fund

Name	Portfolio Leader	Portfolio Member

Austin Kairnes	None	VT Equity Income Fund
Jeffrey Kaufman	None	VT Diversified Income Fund
Master Intermediate Income Trust
Premier Income Trust
Robert Kea	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund
Geoff Kelley	None	VT The George Putnam Fund of Boston
David King	VT New Value Fund	VT Growth and Income Fund
Convertible Income-Growth Trust
High Income Securities Fund
Jeffrey Knight	VT Global Asset Allocation Fund	VT The George Putnam Fund of Boston
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund
D. William Kohli	VT Diversified Income Fund	Global Income Trust
Master Income Trust
Premier Income Trust
Shigeki Makino	VT Global Equity Fund	None
Jeanne Mockard	VT The George Putnam Fund of Boston	None
Kelly Morgan	VT Growth Opportunities Fund	None
VT Research Fund
VT Voyager Fund
Gerald Moore	None	VT Capital Opportunities Fund
Kevin Murphy	None	VT Income Fund
VT Utilities Growth and Income Fund
Michael Petro	None	VT Small Cap Value Fund
James Polk	VT Mid Cap Value Fund	None
Robert Salvin	High Income Securities Fund	Convertible Income-Growth Trust
VT High Yield Fund
High Yield Advantage Fund
Managed High Yield Trust
Paul Scanlon	VT High Yield Fund	VT Diversified Income Fund
	Floating Rate Income Fund	Master Intermediate Income Trust
	High Yield Advantage Fund	Premier Income Trust
Managed High Yield Trust
Robert Schoen	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund
Denise Selden	None	VT International New Opportunities Fund
Edward Shadek	VT Mid Cap Value Fund	None
VT Small Cap Value Fund
Raman Srivastava	None	VT The George Putnam Fund of Boston
VT Income Fund
Jonathan Topper	None	VT Money Market Fund
Prime Money Market Fund
Tax Exempt Money Market Fund
Franz Valencia	None	VT Capital Opportunities Fund
International Capital Opportunities Fund
David Waldman	None	VT Diversified Income Fund
Master Intermediate Income Trust
Premier Income Trust

Name	Portfolio Leader	Portfolio Member

Richard Weed	VT Discovery Growth Fund	VT New Opportunities Fund
VT OTC & Emerging Growth Fund
Small Cap Growth Fund
James Wiess	VT Investors Fund	None
VT Capital Appreciation Fund
Tax Smart® Equity Fund
Michael Yogg	VT Utilities Growth and Income Fund	None
——————————————————————————————————————— ————————————————————————————————————————— ————————————————————————————————————————— ———————————————————

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2006, to June 30, 2006. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the right-hand side of the table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. In the most recent six-month period, all of the VT funds limited their expenses; had they not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/06		ENDED 6/30/06
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
	Class IA	Class IB	Class IA	Class IB
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
VT American Government Income Fund
Expenses paid per $1,000	$3.06	$4.29	$3.11	$4.36
Ending value (after expenses)	$990.50	$989.40	$1,021.72	$1,020.48
Annualized expense ratio	0.62%	0.87%	0.62%	0.87%
Lipper peer group avg. expense ratio*	0.62%	0.87%	0.62%	0.87%
VT Capital Appreciation Fund
Expenses paid per $1,000	$4.17	$5.43	$4.16	$5.41
Ending value (after expenses)	$1,026.60	$1,026.60	$1,020.68	$1,019.44
Annualized expense ratio	0.83%	1.08%	0.83%	1.08%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%
VT Capital Opportunities Fund
Expenses paid per $1,000	$4.77	$6.05	$4.66	$5.91
Ending value (after expenses)	$1,067.70	$1,066.30	$1,020.18	$1,018.94
Annualized expense ratio	0.93%	1.18%	0.93%	1.18%
Lipper peer group avg. expense ratio*	1.01%	1.26%	1.01%	1.26%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/06		ENDED 6/30/06
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
	Class IA	Class IB	Class IA	Class IB
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
VT Discovery Growth Fund
Expenses paid per $1,000	$4.18	$5.43	$4.16	$5.41
Ending value (after expenses)	$1,029.60	$1,028.10	$1,020.68	$1,019.44
Annualized expense ratio	0.83%	1.08%	0.83%	1.08%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%
VT Diversified Income Fund
Expenses paid per $1,000	$3.88	$5.13	$3.91	$5.16
Ending value (after expenses)	$1,008.50	$1,007.20	$1,020.93	$1,019.69
Annualized expense ratio	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio*	0.76%	1.01%	0.76%	1.01%
VT Equity Income Fund
Expenses paid per $1,000	$4.05	$5.32	$4.01	$5.26
Ending value (after expenses)	$1,042.10	$1,041.70	$1,020.83	$1,019.59
Annualized expense ratio	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%
VT The George Putnam Fund of Boston
Expenses paid per $1,000	$3.70	$4.95	$3.71	$4.96
Ending value (after expenses)	$1,017.00	$1,016.30	$1,021.12	$1,019.89
Annualized expense ratio	0.74%	0.99%	0.74%	0.99%
Lipper peer group avg. expense ratio*	0.77%	1.02%	0.77%	1.02%
VT Global Asset Allocation Fund
Expenses paid per $1,000	$4.39	$5.65	$4.36	$5.61
Ending value (after expenses)	$1,033.80	$1,033.10	$1,020.48	$1,019.24
Annualized expense ratio	0.87%	1.12%	0.87%	1.12%
Lipper peer group avg. expense ratio*	0.79%	1.04%	0.79%	1.04%
VT Global Equity Fund
Expenses paid per $1,000	$4.90	$6.18	$4.76	$6.01
Ending value (after expenses)	$1,079.80	$1,078.70	$1,020.08	$1,018.84
Annualized expense ratio	0.95%	1.20%	0.95%	1.20%
Lipper peer group avg. expense ratio*	0.96%	1.21%	0.96%	1.21%
VT Growth and Income Fund
Expenses paid per $1,000	$2.77	$4.02	$2.76	$4.01
Ending value (after expenses)	$1,029.80	$1,028.40	$1,022.07	$1,020.83
Annualized expense ratio	0.55%	0.80%	0.55%	0.80%
Lipper peer group avg. expense ratio*	0.83%	1.08%	0.83%	1.08%
VT Growth Opportunities Fund
Expenses paid per $1,000	$4.14	$5.37	$4.21	$5.46
Ending value (after expenses)	$986.70	$986.10	$1,020.63	$1,019.39
Annualized expense ratio	0.84%	1.09%	0.84%	1.09%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%
VT Health Sciences Fund
Expenses paid per $1,000	$4.13	$5.34	$4.26	$5.51
Ending value (after expenses)	$958.40	$956.90	$1,020.58	$1,019.34
Annualized expense ratio	0.85%	1.10%	0.85%	1.10%
Lipper peer group avg. expense ratio*	0.92%	1.17%	0.92%	1.17%
VT High Yield Fund
Expenses paid per $1,000	$3.77	$5.03	$3.76	$5.01
Ending value (after expenses)	$1,028.30	$1,028.50	$1,021.08	$1,019.84
Annualized expense ratio	0.75%	1.00%	0.75%	1.00%
Lipper peer group avg. expense ratio*	0.75%	1.00%	0.75%	1.00%
VT Income Fund
Expenses paid per $1,000	$2.82	$4.05	$2.86	$4.11
Ending value (after expenses)	$992.10	$990.50	$1,021.97	$1,020.73
Annualized expense ratio	0.57%	0.82%	0.57%	0.82%
Lipper peer group avg. expense ratio*	0.60%	0.85%	0.60%	0.85%
VT International Equity Fund
Expenses paid per $1,000	$4.85	$6.15	$4.66	$5.91
Ending value (after expenses)	$1,103.00	$1,101.50	$1,020.18	$1,018.94
Annualized expense ratio	0.93%	1.18%	0.93%	1.18%
Lipper peer group avg. expense ratio*	1.08%	1.33%	1.08%	1.33%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/06		ENDED 6/30/06
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
	Class IA	Class IB	Class IA	Class IB
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
VT International Growth and Income Fund
Expenses paid per $1,000	$4.90	$6.20	$4.71	$5.96
Ending value (after expenses)	$1,102.50	$1,100.10	$1,020.13	$1,018.89
Annualized expense ratio	0.94%	1.19%	0.94%	1.19%
Lipper peer group avg. expense ratio*	0.91%	1.16%	0.91%	1.16%
VT International New Opportunities Fund
Expenses paid per $1,000	$6.12	$7.43	$5.86	$7.10
Ending value (after expenses)	$1,111.20	$1,110.00	$1,018.99	$1,017.75
Annualized expense ratio	1.17%	1.42%	1.17%	1.42%
Lipper peer group avg. expense ratio*	1.15%	1.40%	1.15%	1.40%
VT Investors Fund
Expenses paid per $1,000	$3.84	$5.08	$3.86	$5.11
Ending value (after expenses)	$1,010.20	$1,008.70	$1,020.98	$1,019.74
Annualized expense ratio	0.77%	1.02%	0.77%	1.02%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%
VT Mid Cap Value Fund
Expenses paid per $1,000	$4.69	$5.96	$4.61	$5.86
Ending value (after expenses)	$1,056.20	$1,054.60	$1,020.23	$1,018.99
Annualized expense ratio	0.92%	1.17%	0.92%	1.17%
Lipper peer group avg. expense ratio*	0.91%	1.16%	0.91%	1.16%
VT Money Market Fund
Expenses paid per $1,000	$2.61	$3.86	$2.61	$3.86
Ending value (after expenses)	$1,021.20	$1,019.90	$1,022.22	$1,020.98
Annualized expense ratio	0.52%	0.77%	0.52%	0.77%
Lipper peer group avg. expense ratio*	0.53%	0.78%	0.53%	0.78%
VT New Opportunities Fund
Expenses paid per $1,000	$3.52	$4.76	$3.56	$4.81
Ending value (after expenses)	$1,002.20	$1,001.10	$1,021.27	$1,020.03
Annualized expense ratio	0.71%	0.96%	0.71%	0.96%
Lipper peer group avg. expense ratio*	0.81%	1.06%	0.81%	1.06%
VT New Value Fund
Expenses paid per $1,000	$3.89	$5.15	$3.86	$5.11
Ending value (after expenses)	$1,035.70	$1,034.90	$1,020.98	$1,019.74
Annualized expense ratio	0.77%	1.02%	0.77%	1.02%
Lipper peer group avg. expense ratio*	0.84%	1.09%	0.84%	1.09%
VT OTC & Emerging Growth Fund
Expenses paid per $1,000	$4.73	$6.00	$4.66	$5.91
Ending value (after expenses)	$1,050.40	$1,049.60	$1,020.18	$1,018.94
Annualized expense ratio	0.93%	1.18%	0.93%	1.18%
Lipper peer group avg. expense ratio*	0.92%	1.17%	0.92%	1.17%
VT Research Fund
Expenses paid per $1,000	$4.10	$5.35	$4.11	$5.36
Ending value (after expenses)	$1,018.10	$1,017.30	$1,020.73	$1,019.49
Annualized expense ratio	0.82%	1.07%	0.82%	1.07%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%
VT Small Cap Value Fund
Expenses paid per $1,000	$4.32	$5.60	$4.21	$5.46
Ending value (after expenses)	$1,074.40	$1,073.40	$1,020.63	$1,019.39
Annualized expense ratio	0.84%	1.09%	0.84%	1.09%
Lipper peer group avg. expense ratio*	1.06%	1.31%	1.06%	1.31%
VT Utilities Growth and Income Fund
Expenses paid per $1,000	$4.33	$5.59	$4.26	$5.51
Ending value (after expenses)	$1,052.50	$1,050.60	$1,020.58	$1,019.34
Annualized expense ratio	0.85%	1.10%	0.85%	1.10%
Lipper peer group avg. expense ratio*	0.84%	1.09%	0.84%	1.09%
VT Vista Fund
Expenses paid per $1,000	$4.00	$5.25	$4.01	$5.26
Ending value (after expenses)	$1,017.00	$1,015.80	$1,020.83	$1,019.59
Annualized expense ratio	0.80%	1.05%	0.80%	1.05%
Lipper peer group avg. expense ratio*	0.92%	1.17%	0.92%	1.17%

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/06		ENDED 6/30/06
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
	Class IA	Class IB	Class IA	Class IB
————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————————
VT Voyager Fund
Expenses paid per $1,000	$3.16	$4.38	$3.26	$4.51
Ending value (after expenses)	$963.10	$961.80	$1,021.57	$1,020.33
Annualized expense ratio	0.65%	0.90%	0.65%	0.90%
Lipper peer group avg. expense ratio*	0.82%	1.07%	0.82%	1.07%

* Simple average of the expenses of the mutual funds serving as investment vehicles for variable insurance products in the fund's Lipper peer group, calculated in accordance with Lipper’s standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/06. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by class IB shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.

Risk comparison

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Overall Morningstar Risk.

Each fund’s Overall Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund’s Overall Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2006. A higher Overall Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Note: Overall Morningstar Risk® is not shown for money market funds.

Morningstar determines a fund’s Overall Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund’s Overall Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2006 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Putnam fund manager compensation

The approximate total 2005 fund manager compensation that is attributable to your fund is shown below. This amount includes a portion of 2005 compensation paid by Putnam Management to your fund’s managers who were assigned to the fund as of 6/30/06 for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2005 compensation paid to the Chief Investment Officer of your fund’s team(s) and the Group Chief Investment Officer(s) of the fund’s broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund’s fiscal period-end. For personnel who joined Putnam Management during or after 2005, the calculation reflects annualized 2005 compensation or an estimate of 2006 compensation, as applicable. The calculation does not reflect compensation of individuals who became portfolio team members after the fiscal period-end.

Fund	Fund manager compensation

Putnam VT American Government Income Fund	$170,000
Putnam VT Capital Appreciation Fund	$60,000
Putnam VT Capital Opportunities Fund	$100,000
Putnam VT Discovery Growth Fund	$40,000
Putnam VT Diversified Income Fund	$660,000
Putnam VT Equity Income Fund	$140,000
Putnam VT The George Putnam Fund of Boston	$520,000
Putnam VT Global Asset Allocation Fund	$170,000
Putnam VT Global Equity Fund	$530,000
Putnam VT Growth and Income Fund	$1,400,000
Putnam VT Growth Opportunities Fund	$20,000
Putnam VT Health Sciences Fund	$290,000
Putnam VT High Yield Fund	$450,000
Putnam VT Income Fund	$370,000
Putnam VT International Equity Fund	$700,000
Putnam VT International Growth and Income Fund	$380,000
Putnam VT International New Opportunities Fund	$360,000
Putnam VT Investors Fund	$610,000
Putnam VT Mid Cap Value Fund	$230,000
Putnam VT Money Market Fund	$80,000
Putnam VT New Opportunities Fund	$1,500,000
Putnam VT New Value Fund	$550,000
Putnam VT OTC & Emerging Growth Fund	$120,000
Putnam VT Research Fund	$480,000
Putnam VT Small Cap Value Fund	$1,100,000
Putnam VT Utilities Growth and Income Fund	$460,000
Putnam VT Vista Fund	$210,000
Putnam VT Voyager Fund	$760,000

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Management and, for certain funds in Putnam Variable Trust, their sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2006, the Contract Committee met four times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended, and the Independent Trustees approved, the continuance of each fund’s management contract and, as applicable, sub-management contract, effective July 1, 2006. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity and all subsequent references to Putnam Management below include reference to PIL as necessary or appropriate in the context.)

This approval was based on the following conclusions:

* That the fee schedules currently in effect for the funds represent reasonable compensation in light of the nature and quality of the services being provided to the funds, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedules represent an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the funds at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Model fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry —that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

* Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of 12/31/05 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

	Effective Management Fee	Total Expenses
	(percentile)	(percentile)

Putnam VT American Government Income Fund	95	35
Putnam VT Capital Appreciation Fund	11	42
Putnam VT Capital Opportunities Fund	1	55
Putnam VT Discovery Growth Fund	21	42
Putnam VT Diversified Income Fund	80	60
Putnam VT Equity Income Fund	13	56
Putnam VT The George Putnam Fund of Boston	50	55
Putnam VT Global Asset Allocation Fund	67	71
Putnam VT Global Equity Fund	47	26
Putnam VT Growth and Income Fund	11	11
Putnam VT Growth Opportunities Fund	34	41
Putnam VT Health Sciences Fund	29	29
Putnam VT High Yield Fund	66	52
Putnam VT Income Fund	87	40
Putnam VT International Equity Fund	28	21
Putnam VT International Growth and Income Fund	24	31
Putnam VT International New Opportunities Fund	78	61
Putnam VT Investors Fund	28	38
Putnam VT Mid Cap Value Fund	22	56
Putnam VT Money Market Fund	62	66
Putnam VT New Opportunities Fund	20	10
Putnam VT New Value Fund	38	25
Putnam VT OTC & Emerging Growth Fund	7	21
Putnam VT Research Fund	28	31
Putnam VT Small Cap Value Fund	33	13
Putnam VT Utilities Growth and Income Fund	71	14
Putnam VT Vista Fund	7	7
Putnam VT Voyager Fund	21	14

(Because the funds’ custom peer groups are generally smaller than their broad Lipper Inc. peer groups, these expense comparisons may differ from the Lipper peer expense information found elsewhere in this report.)

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2007. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception. In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to implement an additional expense limitation for certain funds for the twelve months beginning January 1, 2007 equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper based on the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the Lipper custom peer group data for the period ended December 31, 2005. This additional expense limitation will be applied to Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT High Yield Fund, Putnam VT International New Opportunities Fund, Putnam VT Mid Cap Value Fund, and Putnam VT Money Market Fund.

* Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size-as has been the case for many Putnam funds in recent years-these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, including a study of potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis. Because many of the costs incurred by Putnam Management in managing the funds are not readily identifiable to particular funds, the Trustees observed that the methodology for allocating costs is an important factor in evaluating Putnam Management’s costs and profitability, both as to the Putnam funds in the aggregate and as to individual funds. The Trustees reviewed Putnam Management’s cost allocation methodology with the assistance of independent consultants and concluded that this methodology was reasonable and well-considered.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committee of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the funds in Putnam Variable Trust, the Trustees considered the Lipper peer group percentile rankings of the funds’ class IA total return performance results. This information is shown in the following table. These rankings were determined on a cumulative-return basis and are for the one-, three-, and five-year periods ended March 31, 2006. Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. See pages 48–49 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

	One-year	Three-year	Five-year
	period	period	period

Putnam VT American Government Income Fund	72% (63)	96% (49)	91% (40)
Lipper VP (Underlying Funds)—General US Government Funds
Putnam VT Capital Appreciation Fund	72% (119)	60% (102)	31% (72)
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds
Putnam VT Capital Opportunities Fund	15% (79)	—	—
Lipper VP (Underlying Funds)—Mid-Cap Core Funds
Putnam VT Discovery Growth Fund	59% (119)	55% (102)	72% (72)
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds
Putnam VT Diversified Income Fund	36% (50)	13% (39)	25% (31)
Lipper VP (Underlying Funds)—General Bond Funds
Putnam VT Equity Income Fund	61% (60)	—	—
Lipper VP (Underlying Funds)—Equity Income Funds
Putnam VT The George Putnam Fund of Boston	75% (107)	75% (88)	68% (69)
Lipper VP (Underlying Funds)—Balanced Funds
Putnam VT Global Asset Allocation Fund	65% (16)	72% (13)	84% (11)
Lipper VP (Underlying Funds)—Global Flexible Portfolio Funds
Putnam VT Global Equity Fund	47% (31)	38% (26)	70% (22)
Lipper VP (Underlying Funds)—Global Core Funds
Putnam VT Growth and Income Fund	50% (95)	60% (83)	50% (49)
Lipper VP (Underlying Funds)—Large-Cap Value Funds
Putnam VT Growth Opportunities Fund	80% (192)	97% (169)	97% (113)
Lipper VP (Underlying Funds)—Large-Cap Growth Funds
Putnam VT Health Sciences Fund	69% (143)	91% (130)	44% (71)
Lipper VP (Underlying Funds)—Specialty/Miscellaneous Funds
Putnam VT High Yield Fund	19% (98)	17% (85)	25% (73)
Lipper VP (Underlying Funds)—High Current Yield Funds
Putnam VT Income Fund	32% (40)	41% (36)	44% (31)
Lipper VP (Underlying Funds)—Corporate Debt Funds A-Rated
Putnam VT International Equity Fund	59% (128)	83% (117)	71% (78)
Lipper VP (Underlying Funds)—International Core Funds
Putnam VT International Growth and Income Fund	32% (28)	38% (23)	39% (20)
Lipper VP (Underlying Funds)—International Value Funds
Putnam VT International New Opportunities Fund	36% (53)	56% (46)	32% (34)
Lipper VP (Underlying Funds)—International Growth Funds
Putnam VT Investors Fund	12% (218)	9% (202)	44% (147)
Lipper VP (Underlying Funds)—Large-Cap Core Funds
Putnam VT Mid Cap Value Fund	4% (55)	—	—
Lipper VP (Underlying Funds)—Mid-Cap Value Funds
Putnam VT Money Market Fund	29% (109)	30% (100)	27% (90)
Lipper VP (Underlying Funds)—Money Market Funds
Putnam VT New Opportunities Fund	51% (119)	36% (102)	64% (72)
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds
Putnam VT New Value Fund	68% (92)	23% (80)	25% (44)
Lipper VP (Underlying Funds)—Multi-Cap Value Funds
Putnam VT OTC & Emerging Growth Fund	61% (134)	72% (120)	78% (76)
Lipper VP (Underlying Funds)—Mid-Cap Growth Funds
Putnam VT Research Fund	67% (218)	54% (202)	63% (147)
Lipper VP (Underlying Funds)—Large-Cap Core Funds

	One-year	Three-year	Five-year
	period	period	period

Putnam VT Small Cap Value Fund	35% (34)	14% (28)	34% (17)
Lipper VP (Underlying Funds)—Small-Cap Value Funds
Putnam VT Utilities Growth and Income Fund	87% (29)	70% (25)	53% (16)
Lipper VP (Underlying Funds)—Utility Funds
Putnam VT Vista Fund	60% (134)	35% (120)	52% (76)
Lipper VP (Underlying Funds)—Mid-Cap Growth Funds
Putnam VT Voyager Fund	72% (192)	85% (169)	71% (113)
Lipper VP (Underlying Funds)—Large-Cap Growth Funds

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust and examined their performance further for the one-, three-, and five-year periods ended March 31, 2006. In this regard, the Trustees considered the following actions taken by Putnam Management to address these funds’ performance:

Putnam VT American Government Income Fund — Putnam Management believes that one factor in the fund’s 96th and 91st percentile performance for its Lipper category in the three- and five-year periods ended March 31, 2006, respectively, has been its selection of higher quality bonds during recent periods, given market conditions, and that another factor was the fact that the fund had a shorter duration posture during a period when interest rates fell. Putnam Management continues to believe that the fund’s investment strategy and process is designed to produce attractive relative performance over longer periods.

Putnam VT Global Asset Allocation Fund — Putnam Management believes that one factor in the fund’s underperformance in its Lipper category for the five-year period ended March 31, 2006 was that the Lipper VT Global Flexible category to which the fund was assigned based on its investment objective included numerous funds that pursue different strategies than the fund. Recently, the fund has also been assigned a new holdings-based Lipper peer group (Lipper VT Mixed Asset Target Allocation Growth), which Putnam Management believes will be more reflective of the investment strategies of this particular fund.

Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund — Putnam Management replaced each fund’s investment team in February 2005 and has engaged in a thorough review of each fund’s investment model and portfolio construction approach. In addition, each fund has adopted a redesigned investment process that incorporates a blend of quantitative techniques and fundamental analysis.

Putnam VT Health Sciences Fund — Putnam Management believes that the fund’s performance in the 91st percentile for its Lipper category for the three-year period ended March 31, 2006 occurred in part because the fund was less concentrated than some competitors in particular industries and sectors with strong performance over recent periods. In addition, in recent years, Putnam Management has made enhancements to the fund’s portfolio construction process, which focuses on understanding the correlation among securities in the fund’s portfolio.

Putnam VT International Equity Fund — Putnam Management believes that a factor in this fund’s performance in the 83rd percentile for its Lipper category for the three-year period ended March 31, 2006 has been stock selection, but more recently Putnam Management has been encouraged by the fund’s performance.

Putnam VT OTC & Emerging Growth Fund — Beginning with the assignment of a new portfolio manager for the fund in September 2004, Putnam Management has taken a number of steps in order to clarify the fund’s investment philosophy and strengthen the investment process by blending quantitative techniques with fundamental analysis. Since the investment team change, there has been modest improvement in the performance of the fund.

Putnam VT Utilities Growth and Income Fund — Putnam Management believes that the fund’s performance in the 87th percentile for its Lipper category for the one-year period ended March 31, 2006 occurred in part because the fund was less concentrated than some competitors in particular industries and sectors with strong performance over recent periods.

* * *

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of each fund’s management contract. The table shows the Lipper peer group percentile rankings of the funds’ class IA total return performance results. These rankings were determined on an annualized basis and are for the one-, five-, and ten-year periods ended on the most recent calendar quarter (June 30, 2006). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

	One-year	Five-year	Ten-year
	period	period	period

Putnam VT American Government Income Fund	61% (40/65)	85% (34/39)	—
Lipper VP (Underlying Funds)—General US Government Funds
Putnam VT Capital Appreciation Fund	54% (72/134)	24% (18/75)	—
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds
Putnam VT Capital Opportunities Fund	16% (19/125)	—	—
Lipper VP (Underlying Funds)—Small-Cap Core Funds
Putnam VT Discovery Growth Fund	38% (51/134)	75% (57/75)	—
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds

	One-year	Five-year	Ten-year
	period	period	period

Putnam VT Diversified Income Fund	27% (14/52)	18% (6/34)	58% (8/13)
Lipper VP (Underlying Funds)—General Bond Funds
Putnam VT Equity Income Fund	64% (38/59)	—	—
Lipper VP (Underlying Funds)—Equity Income Funds
Putnam VT The George Putnam Fund of Boston	62% (76/122)	63% (43/68)	—
Lipper VP (Underlying Funds)—Balanced Funds
Putnam VT Global Asset Allocation Fund	34% (38/113)	31% (21/67)	65% (29/44)
Lipper VP (Underlying Funds)—Mixed-Asset Target Allocation Growth Funds
Putnam VT Global Equity Fund	62% (19/30)	73% (16/21)	88% (7/7)
Lipper VP (Underlying Funds)—Global Core Funds
Putnam VT Growth and Income Fund	75% (74/98)	61% (32/52)	67% (12/17)
Lipper VP (Underlying Funds)—Large-Cap Value Funds
Putnam VT Growth Opportunities Fund	63% (125/199)	95% (112/117)	—
Lipper VP (Underlying Funds)—Large-Cap Growth Funds
Putnam VT Health Sciences Fund	70% (30/42)	46% (10/21)	—
Lipper VP (Underlying Funds)—Specialty/Miscellaneous Funds
Putnam VT High Yield Fund	27% (28/103)	19% (14/74)	50% (17/33)
Lipper VP (Underlying Funds)—High Current Yield Funds
Putnam VT Income Fund	52% (21/40)	58% (19/32)	93% (24/25)
Lipper VP (Underlying Funds)—Corporate Debt Funds A-Rated
Putnam VT International Equity Fund	65% (89/137)	74% (63/85)	—
Lipper VP (Underlying Funds)—International Core Funds
Putnam VT International Growth and Income Fund	30% (10/33)	34% (7/20)	—
Lipper VP (Underlying Funds)—International Value Funds
Putnam VT International New Opportunities Fund	26% (15/57)	34% (13/38)	—
Lipper VP (Underlying Funds)—International Growth Funds
Putnam VT Investors Fund	38% (83/220)	55% (81/147)	—
Lipper VP (Underlying Funds)—Large-Cap Core Funds
Putnam VT Mid Cap Value Fund	7% (4/62)	—	—
Lipper VP (Underlying Funds)—Mid-Cap Value Funds
Putnam VT Money Market Fund	27% (29/110)	27% (24/91)	28% (19/69)
Lipper VP (Underlying Funds)—Money Market Funds
Putnam VT New Opportunities Fund	46% (61/134)	69% (52/75)	87% (19/21)
Lipper VP (Underlying Funds)—Multi-Cap Growth Funds
Putnam VT New Value Fund	65% (59/91)	40% (21/52)	—
Lipper VP (Underlying Funds)—Multi-Cap Value Funds
Putnam VT OTC & Emerging Growth Fund	49% (67/138)	88% (77/87)	—
Lipper VP (Underlying Funds)—Mid-Cap Growth Funds
Putnam VT Research Fund	72% (159/220)	78% (114/147)	—
Lipper VP (Underlying Funds)—Large-Cap Core Funds
Putnam VT Small Cap Value Fund	56% (21/37)	43% (8/18)	—
Lipper VP (Underlying Funds)—Small-Cap Value Funds
Putnam VT Utilities Growth and Income Fund	80% (28/34)	58% (11/18)	64% (7/10)
Lipper VP (Underlying Funds)—Utility Funds
Putnam VT Vista Fund	41% (56/138)	68% (59/87)	—
Lipper VP (Underlying Funds)—Mid-Cap Growth Funds
Putnam VT Voyager Fund	75% (150/199)	77% (90/117)	72% (32/44)
Lipper VP (Underlying Funds)—Large-Cap Growth Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C.

You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Putnam VT American Government Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.9%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association
Adjustable Rate Mortgages 4 1/2s,
August 20, 2034	$3,500,801	$3,454,417
Government National Mortgage
Association Pass-Through Certificates
7 1/2s, with due dates from
June 15, 2030 to March 15, 2032	60,240	63,017
7s, September 15, 2031	48,218	50,501
6 1/2s, with due dates from
April 15, 2028 to October 15, 2032	306,835	311,622
6s, April 15, 2028	170,314	168,923
		4,048,480

U.S. Government Agency Mortgage Obligations (28.3%)
Federal Home Loan Mortgage
Corporation Pass-Through Certificates
7 1/2s, with due dates from
January 1, 2030 to July 1, 2031	379,546	393,794
7 1/2s, with due dates from
October 1, 2014 to October 1, 2015	61,582	63,429
7s, with due dates from
November 1, 2026 to July 1, 2032	2,609,964	2,675,305
5 1/2s, December 1, 2033	656,612	633,451
5 1/2s, October 1, 2018	529,446	520,285
5s, with due dates from
May 1, 2018 to November 1, 2018	6,264,582	6,052,419
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
August 1, 2029 to June 1, 2032	559,171	579,486
7s, with due dates from December 1,
2028 to December 1, 2035	5,416,591	5,551,982
6 1/2s, with due dates from
August 1, 2032 to October 1, 2034	777,635	783,467
6s, TBA, July 1, 2036	100,000	98,398
5 1/2s, April 1, 2036	618,275	593,665
5 1/2s, with due dates from
June 1, 2014 to December 1, 2020	4,163,515	4,091,780
5 1/2s, TBA, July 1, 2036	15,700,000	15,073,226
5s, with due dates from
March 1, 2031 to October 1, 2035	299,149	279,790
5s, with due dates from
April 1, 2020 to May 1, 2020	33,408	32,241
5s, TBA, July 1, 2021	7,100,000	6,836,523
4 1/2s, with due dates from
November 1, 2020 to October 1, 2035	593,496	542,499
		44,801,740

Total U.S. government and agency mortgage obligations
(cost $49,852,701)		$48,850,220

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.4%)*

	Principal amount	Value

Fannie Mae 4 1/4s,
August 15, 2010	$1,700,000	$1,623,941
Federal Farm Credit Bank
5 3/4s, January 18, 2011	10,000,000	10,077,352

Total U.S. government agency obligations
(cost $11,557,345)		$11,701,293

U.S. TREASURY OBLIGATIONS (14.3%)*

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,448,806
6 1/4s, May 15, 2030	11,505,000	13,031,210
U.S. Treasury Notes 4 1/4s,
August 15, 2013	4,307,000	4,086,939

Total U.S. treasury obligations (cost $22,411,737)		$22,566,955

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)*

	Principal amount	Value

Banc of America Commercial
Mortgage, Inc. Ser. 04-3,
Class A5, 5.481s, 2039	$30,000	$29,209
Commercial Mortgage Pass-Through
Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	186,000	184,270
Ser. 04-LB2A, Class A4, 4.715s, 2039	1,151,000	1,066,371
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	40,000	38,777
Ser. 05-C4, Class A5, 5.104s, 2038	840,000	794,862
Fannie Mae
Ser. 03-W6, Class PT1, 9.679s, 2042	405,192	427,218
IFB Ser. 06-62, Class PS, 9.42s, 2036	267,000	271,391
Ser. 06-20, Class IP, IO
(Interest only), 8s, 2030	111,857	23,668
Ser. 05-W3, Class 1A, 7 1/2s, 2045	565,156	586,532
Ser. 04-W8, Class 3A, 7 1/2s, 2044	925,904	959,518
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	220,909	228,778
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	678,597	702,467
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	110,449	114,386
Ser. 03-W4, Class 4A, 7 1/2s, 2042	158,804	163,811
Ser. 02-T18, Class A4, 7 1/2s, 2042	141,340	146,077
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	833,184	861,117
Ser. 02-T16, Class A3, 7 1/2s, 2042	515,746	533,006
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	776,297	802,394
Ser. 02-W4, Class A5, 7 1/2s, 2042	827,525	854,334
Ser. 02-W1, Class 2A, 7 1/2s, 2042	20,417	21,014
Ser. 02-14, Class A2, 7 1/2s, 2042	74,803	77,189
Ser. 01-T10, Class A2, 7 1/2s, 2041	506,648	522,044
Ser. 02-T4, Class A3, 7 1/2s, 2041	151,545	156,184
Ser. 02-T6, Class A2, 7 1/2s, 2041	318,912	328,268
Ser. 01-T12, Class A2, 7 1/2s, 2041	205,405	211,645
Ser. 01-T8, Class A1, 7 1/2s, 2041	128,861	132,598

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)* continued

	Principal amount	Value

Fannie Mae
Ser. 01-T7, Class A1, 7 1/2s, 2041	$342,641	$352,385
Ser. 01-T3, Class A1, 7 1/2s, 2040	924	951
Ser. 99-T2, Class A1, 7 1/2s, 2039	79,038	81,819
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	281,473	290,407
Ser. 02-T1, Class A3, 7 1/2s, 2031	613,045	632,350
Ser. 00-T6, Class A1, 7 1/2s, 2030	285,837	293,965
Ser. 02-W7, Class A5, 7 1/2s, 2029	70,895	73,229
Ser. 02-W3, Class A5, 7 1/2s, 2028	295,256	304,676
Ser. 02-26, Class A1, 7s, 2048	359,116	366,370
Ser. 04-W12, Class 1A3, 7s, 2044	212,158	217,167
Ser. 04-T3, Class 1A3, 7s, 2044	434,107	444,193
Ser. 04-T2, Class 1A3, 7s, 2043	146,360	149,770
Ser. 03-W8, Class 2A, 7s, 2042	1,422,326	1,453,712
Ser. 03-W3, Class 1A2, 7s, 2042	137,564	140,528
Ser. 02-T16, Class A2, 7s, 2042	1,004,607	1,026,173
Ser. 02-T19, Class A2, 7s, 2042	663,555	678,016
Ser. 02-14, Class A1, 7s, 2042	533,943	544,812
Ser. 01-T10, Class A1, 7s, 2041	279,785	285,212
Ser. 02-T4, Class A2, 7s, 2041	655,258	668,154
Ser. 01-W3, Class A, 7s, 2041	123,329	125,742
Ser. 04-W1, Class 2A2, 7s, 2033	1,054,585	1,078,757
IFB Ser. 03-130, Class SJ, 6.71s, 2034	84,591	78,685
IFB Ser. 06-42, Class PS, 6.338s, 2036	195,653	182,936
IFB Ser. 05-74, Class CS, 5.383s, 2035	381,200	358,014
IFB Ser. 05-74, Class CP, 5.234s, 2035	334,004	313,560
IFB Ser. 05-76, Class SA, 5.234s, 2034	236,971	219,929
IFB Ser. 06-27, Class SP, 5.051s, 2036	201,000	186,289
IFB Ser. 06-8, Class HP, 5.051s, 2036	258,129	237,975
IFB Ser. 06-8, Class WK, 5.051s, 2036	386,966	354,019
IFB Ser. 05-106, Class US, 5.051s, 2035	403,662	378,119
IFB Ser. 05-99, Class SA, 5.051s, 2035	199,059	184,757
IFB Ser. 05-114, Class SP, 4.943s, 2036	111,840	100,621
IFB Ser. 05-74, Class DM, 4.867s, 2035	389,482	357,796
IFB Ser. 05-106, Class JC, 3.62s, 2035	209,658	171,948
IFB Ser. 05-93, Class AS, 3.569s, 2034	96,628	82,077
IFB Ser. 05-83, Class QP, 3.556s, 2034	127,601	109,519
IFB Ser. 05-57, Class MN, 3.297s, 2035	286,369	259,694
IFB Ser. 03-66, Class SA, IO,
2.328s, 2033	381,059	26,377
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	167,808	11,406
IFB Ser. 05-56, Class TP, 2.183s, 2033	88,932	74,612
IFB Ser. 05-113, Class DI, IO,
1.908s, 2036	5,058,437	259,783
IFB Ser. 04-51, Class S0, IO,
1.728s, 2034	96,715	4,322
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	6,404,585	320,564
IFB Ser. 05-90, Class SP, IO, 1.428s, 2035	617,843	31,572
IFB Ser. 05-82, Class SW, IO,
1.408s, 2035	1,445,912	53,770
IFB Ser. 05-82, Class SY, IO,
1.408s, 2035	1,839,851	76,666

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-45, Class EW, IO,
1.398s, 2035	$4,613,802	$195,959
IFB Ser. 05-47, Class SW, IO,
1.398s, 2035	950,760	34,539
IFB Ser. 05-105, Class S, IO,
1.378s, 2035	278,814	12,459
IFB Ser. 05-95, Class CI, IO,
1.378s, 2035	419,556	20,599
IFB Ser. 05-84, Class SG, IO,
1.378s, 2035	732,531	35,482
IFB Ser. 05-87, Class SG, IO,
1.378s, 2035	932,066	39,337
IFB Ser. 05-89, Class S, IO,
1.378s, 2035	2,587,157	107,116
IFB Ser. 05-69, Class AS, IO,
1.378s, 2035	190,789	9,152
IFB Ser. 05-104, Class NI, IO,
1.378s, 2035	125,716	6,892
IFB Ser. 04-92, Class S, IO,
1.378s, 2034	593,323	26,978
IFB Ser. 05-104, Class SI, IO,
1.378s, 2033	955,356	45,149
IFB Ser. 05-83, Class QI, IO,
1.368s, 2035	105,036	5,872
IFB Ser. 06-61, Class SE, IO,
1.366s, 2036	362,000	12,274
IFB Ser. 05-92, Class SC, IO,
1.358s, 2035	987,578	47,390
IFB Ser. 06-20, Class PI, IO,
1.358s, 2030	885,535	27,130
IFB Ser. 05-83, Class SL, IO,
1.348s, 2035	1,943,088	81,929
IFB Ser. 06-20, Class IG, IO,
1.328s, 2036	2,470,533	98,242
IFB Ser. 06-8, Class NS, IO,
1.308s, 2036	1,178,637	55,743
IFB Ser. 06-44, Class IS, IO,
1.278s, 2036	276,313	12,650
IFB Ser. 06-45, Class SM, IO,
1.278s, 2036	592,686	25,005
IFB Ser. 06-20, Class IB, IO,
1.268s, 2036	1,058,933	40,301
IFB Ser. 06-53, Class US, IO,
1.258s, 2036	391,673	16,897
IFB Ser. 03-124, Class ST, IO,
1.178s, 2034	268,479	8,977
IFB Ser. 03-112, Class SA, IO,
1.178s, 2028	362,289	9,593
Ser. 03-W10, Class 1A, IO, 1.11s, 2043	10,221,054	144,099
Ser. 03-W10, Class 3A, IO,
1.087s, 2043	12,304,238	194,670
Ser. 03-T2, Class 2, IO, 0.832s, 2042	6,217,411	110,793
IFB Ser. 05-67, Class BS, IO,
0.828s, 2035	499,154	14,585

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-74, Class SE, IO,
0.778s, 2035	$2,305,737	$51,230
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	1,625,690	36,324
IFB Ser. 05-74, Class NI, IO,
0.758s, 2035	1,786,084	57,032
IFB Ser. 05-87, Class SE, IO,
0.728s, 2035	3,738,187	79,411
Ser. 03-W6, Class 51, IO, 0.682s, 2042	1,888,019	31,835
IFB Ser. 04-54, Class SW, IO,
0.678s, 2033	224,233	4,531
Ser. 05-113, Class DO, PO
(Principal only), zero %, 2036	777,334	597,493
Ser. 363, Class 1, PO, zero %, 2035	3,378,297	2,300,380
Ser. 361, Class 1, PO, zero %, 2035	1,282,736	937,066
Ser. 05-65, Class KO, PO, zero %, 2035	192,124	146,802
Ser. 04-38, Class AO, PO, zero %, 2034	233,238	163,266
Ser. 342, Class 1, PO, zero %, 2033	179,048	129,668
Ser. 02-82, Class TO, PO, zero %, 2032	490,840	362,687
Ser. 04-61, Class CO, PO, zero %, 2031	444,000	323,565
FRB Ser. 05-79, Class FE, zero %, 2035	93,154	106,376
FRB Ser. 05-45, Class FG, zero %, 2035	108,627	116,983
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	872,239	904,624
Ser. T-58, Class 4A, 7 1/2s, 2043	1,440,067	1,487,120
Ser. T-42, Class A5, 7 1/2s, 2042	202,241	208,243
Ser. T-41, Class 3A, 7 1/2s, 2032	54,583	56,261
Ser. T-60, Class 1A2, 7s, 2044	274,846	281,123
Ser. T-59, Class 1A2, 7s, 2043	601,081	615,475
Ser. T-55, Class 1A2, 7s, 2043	361,546	368,169
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	113,505	135,657
IFB Ser. 3012, Class GP, 3.03s, 2035	184,448	163,704
IFB Ser. 2963, Class SV, 7.805s, 2034	100,000	94,883
Ser. 3114, Class BL, IO, 7 1/2s, 2030	91,179	18,369
IFB Ser. 3153, Class SX, 7.256s, 2036	550,930	538,464
IFB Ser. 3081, Class DC, 5.766s, 2035	157,722	140,789
IFB Ser. 3114, Class GK, 5.605s, 2036	99,686	89,476
IFB Ser. 2996, Class SA, 5.503s, 2035	137,133	119,220
IFB Ser. 2979, Class AS, 5.211s, 2034	92,786	85,943
IFB Ser. 3072, Class SA, 5.065s, 2035	95,339	82,379
IFB Ser. 3153, Class UT, 4.955s, 2036	319,936	278,326
IFB Ser. 3072, Class SM, 4.735s, 2035	97,027	82,511
IFB Ser. 3072, Class SB, 4.588s, 2035	97,027	82,006
IFB Ser. 3065, Class DC, 4.264s, 2035	238,364	200,987
IFB Ser. 3050, Class SA, 3.878s, 2034	168,015	142,554
IFB Ser. 3031, Class BS, 3.728s, 2035	337,401	287,807
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	451,181	27,828
IFB Ser. 2594, Class SE, IO, 1.851s, 2030	474,372	22,459
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	232,545	12,826
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	352,530	11,347

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	$1,149,542	$63,871
IFB Ser. 3042, Class SP, IO, 1.551s, 2035	255,627	14,290
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	5,909,177	223,663
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	623,989	23,205
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	316,009	12,245
IFB Ser. 2981, Class CS, IO, 1.521s, 2035	422,462	16,238
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	422,620	19,860
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	264,473	10,166
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	565,451	31,180
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	1,555,384	82,479
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	225,938	12,837
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	905,531	50,589
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	1,740,321	64,627
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	686,551	21,357
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	292,500	10,120
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	420,493	21,217
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	174,077	9,107
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	339,542	17,973
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	243,351	12,830
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	213,440	9,330
IFB Ser. 3012, Class UI, IO, 1.221s, 2035	439,402	18,001
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	228,384	5,388
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	522,789	13,070
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	222,632	5,800
IFB Ser. 3012, Class IG, IO, 0.881s, 2035	1,601,456	52,322
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	1,238,145	29,212
IFB Ser. 2815, Class S, IO, 0.801s, 2032	525,348	11,114
Ser. 236, PO, zero %, 2036	199,465	142,746
Ser. 3045, Class DO, PO, zero %, 2035	451,846	336,446
Ser. 231, PO, zero %, 2035	5,761,558	3,985,912
Ser. 228, PO, zero %, 2035	815,804	585,801
FRB Ser. 3022, Class TC, zero %, 2035	62,787	76,933
FRB Ser. 2958, Class FL, zero %, 2035	116,455	108,821
FRB Ser. 3046, Class WF, zero %, 2035	74,928	75,607
FRB Ser. 3024, Class CW, zero %, 2034	51,980	53,366
FRB Ser. 3046, Class UF, zero %, 2033	131,695	135,833
GE Capital Commercial Mortgage Corp.
Ser. 04-C2, Class A4, 4.893s, 2040	593,000	554,392
GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C2, Class A4, 5.301s, 2038	70,000	67,383
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.833s, 2035	122,069	106,287
IFB Ser. 05-68, Class DP, 3.779s, 2035	921,975	811,119
IFB Ser. 05-84, Class SL, 3.473s, 2035	611,492	510,294
IFB Ser. 05-66, Class SP, 3.473s, 2035	283,598	237,456
IFB Ser. 05-7, Class NP, 3.1s, 2033	95,936	86,190
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	1,380,000	56,338
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	2,254,708	74,005
IFB Ser. 05-68, Class KI, IO, 1.033s, 2035	6,194,000	267,168
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	3,963,225	140,069

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.0%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	$541,653	$16,271
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	1,180,368	38,115
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	2,325,877	73,422
IFB Ser. 05-60, Class SJ, IO, 0.513s, 2034	1,924,333	36,120
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	405,000	391,779
Ser. 05-GG4, Class A4B, 4.732s, 2039	307,000	282,515
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	434,000	418,263
Ser. 05-CB11, Class A4, 5.335s, 2037	608,000	614,080
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	384,000	365,080
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	151,285
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	349,437
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	180,827
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	797,000	768,874
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	266,639

Total collateralized mortgage obligations (cost $51,774,283)		$50,530,501

ASSET-BACKED SECURITIES (4.5%)*

	Principal amount	Value

Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	$1,428,817	$4,242
Ser. 05-E, Class 2, IO, 0.306s, 2035	3,343,000	21,415
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, zero %, 2046	1,455,000	76,160
Countrywide Home Loans Ser. 06-0A5,
Class X, IO, 1.167s, 2046	1,279,739	62,787
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035##	2,134,646	51,032
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035##	5,707,330	148,926
Ser. 05-R3, Class AS, IO, 0.948s, 2035##	430,013	8,735
Ser. 06-R1, Class AS, IO, 0.988s, 2036##	11,836,531	279,268
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	332,419	342,804
Ser. 05-RP3, Class 1A3, 8s, 2035	402,903	420,224
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	128,237	135,079
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035##	460,979	10,660
GSR Mortgage Loan Trust
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	152,089	149,258
Ser. 05-AR2, Class 2A1, 4.855s, 2035	237,714	232,346
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	299,734	6,744
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	775,041	2,422
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.412s, 2035	659,813	655,740

ASSET-BACKED SECURITIES (4.5%)* continued

		Principal amount	Value

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 5.493s, 2036		$509,000	$509,000
Residential Funding Mortgage Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		448,574	420,439
Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 05-18, Class 6A1,
5.318s, 2035		346,010	341,172
Wells Fargo Mortgage Backed
Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		4,729,000	63,548
Ser. 05-AR12, Class 2A5, 4.319s, 2035		2,092,000	2,010,861
Ser. 05-AR9, Class 1A2, 4.352s, 2035		439,834	427,268
Ser. 06-AR10, Class 3A1, 5.099s, 2036		428,000	421,580
FRB Ser. 04-R, Class 2A1, 4.353s, 2034		199,037	193,106
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035		194,165	188,010

Total asset-backed securities (cost $7,544,000)			$7,182,826

PURCHASED OPTIONS OUTSTANDING (1.0%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/$5.28	$7,841,000	$316,837
Option on an interest rate swap
with Lehman Brothers for the
right to pay a fixed rate swap of
5.19% semi-annually versus the
three month USD-LIBOR-BBA
maturing December 12, 2017.	Dec-07/$5.19	18,099,000	949,202
Option on an interest rate swap
with Lehman Brothers for the right
to receive a fixed rate swap of
5.19% semi-annually versus the
three month USD-LIBOR-BBA
maturing December 12, 2017.	Dec-07/$5.19	18,099,000	216,663
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/$5.28	7,841,000	50,019

Total purchased options outstanding (cost $1,774,604)			$1,532,721

Putnam VT American Government Income Fund

SHORT-TERM INVESTMENTS (23.2%)*

			Principal amount	Value

Interest in $333,000,000 joint tri-party
repurchase agreement dated June 30,
2006 with UBS Securities LLC due
July 3, 2006 with respect to various
U.S. Government obligations —
maturity value of $333,145,132 for an
effective yield of 5.23% (collateralized
by Freddie Mac securities with yields
ranging from 4.00% to 12.0% and due
dates ranging from June 1, 2007 through
June 1, 2036, valued at $339,662,581)			$36,400,000	$36,400,000
U.S. Treasury Bills, for an effective yield
of 4.93%, August 17, 2006 #			260,000	258,405

Total short-term investments (cost $36,658,405)				$36,658,405

Total investments (cost $181,573,075)				$179,022,921

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note
2 yr (Short)	436	$88,412,625	Sep-06	$323,566
U.S. Treasury Note
10 yr (Long)	814	85,355,531	Sep-06	(503,324)
U.S. Treasury Note
5 yr (Short)	602	62,250,563	Sep-06	326,165
U.S. Treasury Bond
20 yr (Short)	126	13,438,688	Sep-06	(17,112)
Euro 90 day (Long)	48	11,330,400	Sep-06	(23,990)
Euro 90 day (Short)	14	3,305,400	Mar-07	32,224

Total				$137,529

WRITTEN OPTIONS OUTSTANDING at 6/30/06

(premiums received $1,774,924) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 4.55% versus the
three month USD-LIBOR-BBA
maturing on July 5, 2017.		$7,330,000	Jul-07/$4.55	$13,707
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate swap of
5.085% semi-annually versus the
three month USD-LIBOR-BBA
maturing February 1, 2017.		16,667,000	Jan-07/$5.085	852,318
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate swap of
5.085% semi-annually versus the
three month USD-LIBOR-BBA
maturing February 1, 2017.		16,667,000	Jan-07/$5.085	47,184

WRITTEN OPTIONS OUTSTANDING at 6/30/06

(premiums received $1,774,924) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Lehman Brothers
International for the obligation to
pay a fixed rate of 5.225% semi-
annually versus the three month
USD-LIBOR-BBA maturing
March 5, 2018.	$3,058,000	Mar-08/$5.225	$160,722
Option on an interest rate swap
with Citibank, N.A. for the
obligation to receive a fixed rate
of 5.7% versus the three month
USD-LIBOR-BBA maturing on
May 14, 2018.	1,733,000	May-08/$5.70	60,222
Option on an interest rate swap
with Citibank, N.A. for the
obligation to pay a fixed rate of
5.7% versus the three month
USD-LIBOR-BBA maturing
on May 14, 2018.	1,733,000	May-08/$5.70	49,702
Option on an interest rate swap
with Lehman Brothers
International for the obligation to
receive a fixed rate of 5.225%
semi-annually versus the three
month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar-08/$5.225	44,200
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.55% versus the three
month USD-LIBOR-BBA
maturing on July 5, 2017.	7,330,000	Jul-07/$4.55	645,296

Total			$1,873,351

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06
(proceeds receivable $98,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

5 1/2s, July 1, 2021	$100,000	7/18/06	$98,125

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(11,697)

180,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	1,791

9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	503,253

26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	1,210,040

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	394,431

Citibank, N.A.
30,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	571

41,900,000	4/4/09	3 month USD-LIBOR-BBA	5.264%	(361,215)

Credit Suisse First Boston International
2,529,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	5,017

Credit Suisse International
362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(9,383)

Goldman Sachs Capital Markets, L.P.
110,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	2,377

JPMorgan Chase Bank, N.A.
8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	474,776

996,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(62,167)

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	312,321

Lehman Brothers Special Financing, Inc.
31,000,000	10/11/10	4.687%	3 month USD-LIBOR-BBA	1,134,840

36,700,000	2/4/10	3 month USD-LIBOR-BBA	4.089%	(1,514,998)

2,300,000	6/29/15	4.3059%	3 month USD-LIBOR-BBA	225,921

12,900,000	6/29/07	3.9334%	3 month USD-LIBOR-BBA	215,779

2,731,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	183,352

1,581,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	93,603

19,434,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(1,230,324)

1,152,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	21,887

17,189,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	867,237

Total				$2,457,412

See page 231 for Notes to the Portfolios.

Putnam VT Capital Appreciation Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.7%)*

	Shares	Value

Advertising and Marketing Services (0.2%)
Digitas, Inc. †	2,450	$28,469
Nu Skin Enterprises, Inc. Class A	3,617	53,712
		82,181

Aerospace and Defense (—%)
Triumph Group, Inc. †	261	12,528

Airlines (2.1%)
Alaska Air Group, Inc. †	1,670	65,831
ExpressJet Holdings, Inc. †	23,006	158,971
JetBlue Airways Corp. † (S)	69,080	838,631
World Air Holdings, Inc. †	647	5,558
		1,068,991

Automotive (0.7%)
Tenneco Automotive, Inc. †	12,811	333,086
Visteon Corp. †	1,451	10,462
		343,548

Banking (8.4%)
Anchor BanCorp Wisconsin, Inc.	671	20,244
Bank of America Corp.	26,150	1,257,815
Center Financial Corp.	176	4,161
City Holding Co.	438	15,829
Commerce Bancorp, Inc.	36,600	1,305,522
Corus Bankshares, Inc.	11,550	302,379
First Regional Bancorp †	46	4,048
FirstFed Financial Corp. † (S)	6,498	374,740
Lakeland Financial Corp.	200	4,858
Provident Financial Holdings, Inc.	153	4,590
R&G Financial Corp. Class B
(Puerto Rico)	5,857	50,312
Republic Bancorp, Inc. Class A	150	3,090
Southwest Bancorp, Inc.	304	7,752
Taylor Capital Group, Inc.	89	3,632
U.S. Bancorp	30,500	941,840
		4,300,812

Biotechnology (0.6%)
Albany Molecular Research, Inc. †	2,249	24,019
Applera Corp.-Applied Biosystems Group	6,310	204,129
Arqule, Inc. †	841	4,743
Connetics Corp. †	800	9,408
Diversa Corp. †	1,353	13,070
Incyte Pharmaceuticals, Inc. †	1,087	5,000
Regeneron Pharmaceuticals, Inc. †	2,707	34,704
Savient Pharmaceuticals, Inc. †	5,110	26,828
		321,901

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	5,020	42,971

Building Materials (0.7%)
Sherwin-Williams Co. (The)	7,500	356,100

COMMON STOCKS (99.7%)* continued

	Shares	Value

Chemicals (0.9%)
Georgia Gulf Corp.	13,479	$337,245
NewMarket Corp.	2,010	98,611
		435,856

Commercial and Consumer Services (0.4%)
CBIZ, Inc. †	854	6,328
Chemed Corp.	1,549	84,467
Consolidated Graphics, Inc. †	904	47,062
Escala Group, Inc. † (S)	475	2,223
Spherion Corp. †	1,000	9,120
Startek, Inc.	1,401	20,945
TeleTech Holdings, Inc. †	2,851	36,094
		206,239

Communications Equipment (1.1%)
Cisco Systems, Inc. †	27,881	544,516
Tekelec †	1,936	23,910
		568,426

Computers (6.4%)
Adaptec, Inc. †	2,670	11,588
Agilysys, Inc.	638	11,484
Apple Computer, Inc. †	14,040	801,965
Brocade Communications Systems, Inc. †	63,595	390,473
Catapult Communications Corp. †	855	9,320
Checkpoint Systems, Inc. †	1,504	33,404
Dell, Inc. †	64,080	1,564,193
Emulex Corp. †	24,749	402,666
EPIQ Systems, Inc. †	603	10,034
Magma Design Automation, Inc. †	1,101	8,092
MTS Systems Corp.	479	18,925
Netgear, Inc. †	212	4,590
SPSS, Inc. †	788	25,326
		3,292,060

Construction (—%)
Builders FirstSource, Inc. †	817	16,634

Consumer Cyclicals (0.5%)
CSS Industries, Inc.	285	8,194
Hooker Furniture Corp.	815	13,668
Yankee Candle Co., Inc. (The)	10,007	250,275
		272,137

Consumer Finance (7.6%)
Accredited Home Lenders Holding Co. †	3,411	163,080
Asta Funding, Inc. (S)	1,121	41,981
Capital One Financial Corp.	24,150	2,063,618
CompuCredit Corp. †	6,444	247,707
Countrywide Financial Corp.	35,831	1,364,444
World Acceptance Corp. †	861	30,583
		3,911,413

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Consumer Goods (0.3%)
Blyth Industries, Inc.	2,305	$42,550
Chattem, Inc. †	4,276	129,862
		172,412

Consumer Services (0.3%)
Alderwoods Group, Inc. (Canada) †	2,261	43,999
Labor Ready, Inc. †	4,221	95,606
		139,605

Distribution (—%)
BlueLinx Holdings, Inc.	559	7,284
Huttig Building Products, Inc. †	689	5,581
		12,865

Electric Utilities (—%)
Alliant Energy Corp.	219	7,512
Puget Energy, Inc.	161	3,458
		10,970

Electronics (0.7%)
Analogic Corp.	784	36,542
Ansoft Corp. †	764	15,647
Greatbatch, Inc. †	830	19,588
IXYS Corp. †	1,793	17,213
Methode Electronics, Inc. Class A	1,427	14,998
Netlogic Microsystems, Inc. † (S)	290	9,353
Omnivision Technologies, Inc. † (S)	5,245	110,774
PortalPlayer, Inc. † (S)	3,864	37,906
Stoneridge, Inc. †	865	7,180
TriQuint Semiconductor, Inc. †	8,800	39,248
TTM Technologies, Inc. †	2,713	39,257
		347,706

Energy (0.6%)
Parker Drilling Co. †	39,751	285,412

Financial (4.8%)
Asset Acceptance Capital Corp. †	622	12,316
Citigroup, Inc.	24,540	1,183,810
Freddie Mac	14,780	842,608
Independent Bank Corp.	541	14,228
Radian Group, Inc. (S)	6,246	385,878
Student Loan Corp.	5	1,010
		2,439,850

Food (—%)
American Italian Pasta Co. Class A † (S)	940	8,046

Forest Products and Packaging (0.3%)
Albany International Corp.	866	36,710
Graphic Packaging Corp. †	1,002	3,798
Louisiana-Pacific Corp.	4,275	93,623
Universal Forest Products, Inc.	573	35,944
		170,075

COMMON STOCKS (99.7%)* continued

	Shares	Value

Gaming & Lottery (—%)
Dover Downs Gaming &
Entertainment, Inc.	1,080	$21,211

Health Care Services (6.4%)
Aetna, Inc.	17,990	718,341
American Dental Partners, Inc. †	265	4,044
AMICAS, Inc. †	2,496	8,062
Charles River Laboratories
International, Inc. †	60	2,208
Express Scripts, Inc. †	5,190	372,331
HCA, Inc.	18,850	813,378
Manor Care, Inc. (S)	8,696	408,016
Odyssey Healthcare, Inc. †	1,077	18,923
UnitedHealth Group, Inc.	20,450	915,751
		3,261,054

Homebuilding (1.7%)
NVR, Inc. † (S)	1,800	884,250

Household Furniture and Appliances (0.1%)
Conn’s, Inc. †	290	7,700
Kimball International, Inc. Class B	1,039	20,479
Select Comfort Corp. †	649	14,908
		43,087

Insurance (4.9%)
Affirmative Insurance Holdings, Inc.	427	6,683
American Equity Investment Life
Holding Co.	1,040	11,086
American Physicians Capital, Inc. †	498	26,190
AmerUs Group Co. (S)	6,430	376,477
CNA Surety Corp. †	689	11,906
Commerce Group, Inc.	2,528	74,677
Delphi Financial Group Class A	1,813	65,921
Direct General Corp.	631	10,677
Everest Re Group, Ltd. (Barbados)	9,290	804,235
FPIC Insurance Group, Inc. †	167	6,471
HCC Insurance Holdings, Inc.	12,089	355,900
Infinity Property & Casualty Corp.	892	36,572
IPC Holdings, Ltd. (Bermuda)	37	912
Midland Co. (The)	267	10,141
National Interstate Corp.	231	6,265
Presidential Life Corp.	777	19,099
Selective Insurance Group	700	39,109
Stancorp Financial Group	1,566	79,725
Triad Guaranty, Inc. †	300	14,664
W.R. Berkley Corp.	12,016	410,106
Zenith National Insurance Corp.	3,904	154,872
		2,521,688

58

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Investment Banking/Brokerage (3.2%)
Bear Stearns Cos., Inc. (The)	7,360	$1,030,989
Eaton Vance Corp.	3,425	85,488
IndyMac Bancorp, Inc.	1,640	75,194
Janus Capital Group, Inc.	23,770	425,483
		1,617,154

Leisure (1.9%)
Arctic Cat, Inc.	1,163	22,690
Harley-Davidson, Inc. (S)	17,109	939,113
Marine Products Corp.	332	3,230
		965,033

Lodging/Tourism (3.6%)
Las Vegas Sands Corp. †	14,190	1,104,833
Royal Caribbean Cruises, Ltd.	20,080	768,060
		1,872,893

Machinery (2.4%)
Applied Industrial Technologies, Inc.	1,176	28,589
Cascade Corp.	2,349	92,903
Caterpillar, Inc. (S)	14,790	1,101,559
		1,223,051

Manufacturing (0.3%)
Blount International, Inc. †	695	8,354
Teleflex, Inc.	2,550	137,751
		146,105

Medical Technology (1.4%)
Bausch & Lomb, Inc.	570	27,953
Boston Scientific Corp. †	24,190	407,360
Candela Corp. †	367	5,821
Epix Pharmaceuticals, Inc. †	1,560	6,786
Hillenbrand Industries, Inc.	1,070	51,895
Immucor, Inc. †	5,406	103,957
Medical Action Industries, Inc. †	212	4,683
Respironics, Inc. †	3,420	117,032
		725,487

Metal Fabricators (0.1%)
Brush Engineered Materials, Inc. †	1,428	29,774

Metals (2.7%)
A.M. Castle & Co.	1,056	34,056
AK Steel Holding Corp. † (S)	11,271	155,878
NS Group, Inc. †	112	6,169
Quanex Corp. (S)	7,843	337,798
Shiloh Industries, Inc. †	288	4,332
Steel Dynamics, Inc.	7,311	480,625
United States Steel Corp.	5,580	391,270
		1,410,128

COMMON STOCKS (99.7%)* continued

	Shares	Value
Natural Gas Utilities (0.1%)
Energen Corp.	75	$2,881
Northwest Natural Gas Co.	490	18,145
Transmontaigne, Inc. †	2,541	28,485
		49,511

Office Equipment & Supplies (0.1%)
Steelcase, Inc.	2,641	43,444

Oil & Gas (5.9%)
Atwood Oceanics, Inc. †	438	21,725
Cabot Oil & Gas Corp. Class A	199	9,751
Callon Petroleum Co. †	1,115	21,564
EOG Resources, Inc.	8,310	576,215
Giant Industries, Inc. †	4,482	298,277
Harvest Natural Resources, Inc. †	2,872	38,887
Hess Corp.	10,680	564,438
Occidental Petroleum Corp.	7,801	799,993
Petroleum Development Corp. †	882	33,251
St. Mary Land & Exploration Co.	480	19,320
Todco Class A	8,069	329,619
XTO Energy, Inc.	7,350	325,385
		3,038,425

Other (0.6%)
iShares Russell 2000 Index Fund	2,446	175,867
iShares Russell 2000 Value Index Fund	381	50,357
iShares Russell Midcap Growth Index Fund	326	31,270
S&P Midcap 400 Depository Receipts
(MidCap SPDR Trust Series 1)	429	59,704
		317,198

Pharmaceuticals (1.9%)
Alpharma, Inc. Class A	4,997	120,128
Endo Pharmaceuticals Holdings, Inc. †	1,720	56,726
Enzon, Inc. †	1,486	11,204
King Pharmaceuticals, Inc. †	16,417	279,089
Medicis Pharmaceutical Corp. Class A	1,703	40,872
Mylan Laboratories, Inc.	6,079	121,580
Watson Pharmaceuticals, Inc. † (S)	15,893	369,989
		999,588

Power Producers (0.8%)
AES Corp. (The) †	22,000	405,900

Real Estate (2.4%)
Anthracite Capital, Inc. (R)	2,032	24,709
CBL & Associates Properties (R)	8,902	346,555
CentraCore Properties Trust (R)	590	14,603
Equity Inns, Inc. (R)	12,716	210,577
FelCor Lodging Trust, Inc. (R)	4,920	106,961
Hospitality Properties Trust (R)	1,382	60,697
Innkeepers USA Trust (R)	1,169	20,200
LTC Properties, Inc. (R)	1,701	38,017

Putnam VT Capital Appreciation Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Real Estate continued
National Health Investors, Inc. (R)	4,338	$116,649
National Retail Properties, Inc. (R)	1,699	33,895
Nationwide Health Properties, Inc. (R)	3,905	87,902
Omega Healthcare Investors, Inc. (R)	3,207	42,397
RAIT Investment Trust (R)	4,567	133,356
		1,236,518

Regional Bells (—%)
Cincinnati Bell, Inc. †	3,500	14,350

Restaurants (0.4%)
Denny’s Corp. †	3,975	14,668
Domino’s Pizza, Inc.	6,397	158,262
Luby’s, Inc. †	1,156	12,057
		184,987

Retail (6.5%)
Bed Bath & Beyond, Inc. †	10,680	354,256
Blair Corp.	83	2,469
Bon-Ton Stores, Inc. (The)	973	21,289
Borders Group, Inc.	1,433	26,453
Buckle, Inc. (The)	862	36,092
Cato Corp. (The) Class A	7,266	187,826
CSK Auto Corp. †	1,065	12,748
Genesco, Inc. †	372	12,600
Home Depot, Inc. (The)	31,080	1,112,353
Ingles Markets, Inc. Class A	337	5,729
Payless ShoeSource, Inc. †	6,257	170,003
Rent-A-Center, Inc. †	10,452	259,837
Retail Ventures, Inc. † (S)	1,623	28,922
Supervalu, Inc.	12,285	377,150
Systemax, Inc. †	944	7,363
Timberland Co. (The) Class A †	9,071	236,753
Too, Inc. †	1,857	71,290
Toro Co. (The)	3,193	149,113
Wilsons The Leather Experts, Inc. †	603	2,478
Wolverine World Wide, Inc.	11,864	276,787
		3,351,511

Schools (0.7%)
Career Education Corp. †	11,961	357,514

Semiconductor (0.3%)
Advanced Energy Industries, Inc. †	683	9,043
Lam Research Corp. †	2,966	138,275
		147,318

Shipping (0.1%)
ABX Air, Inc. †	1,699	10,262
Arkansas Best Corp.	1,117	56,085
Maritrans, Inc.	398	9,910
		76,257

COMMON STOCKS (99.7%)* continued

	Shares	Value

Software (6.0%)
Aspen Technology, Inc. †	2,392	$31,383
BMC Software, Inc. †	20,347	486,293
Citrix Systems, Inc. †	12,616	506,406
Hyperion Solutions Corp. †	9,807	270,673
Microsoft Corp.	37,170	866,061
MicroStrategy, Inc. †	4,132	402,953
Oracle Corp. †	31,170	451,653
Websense, Inc. † (S)	4,100	84,214
		3,099,636

Technology Services (5.5%)
Acxiom Corp.	8,641	216,025
eBay, Inc. †	29,300	858,197
Google, Inc. Class A †	1,850	775,761
SonicWall, Inc. †	2,716	24,417
Tyler Technologies, Inc. †	2,193	24,562
United Online, Inc.	19,246	230,952
Yahoo!, Inc. †	21,270	701,910
		2,831,824

Telecommunications (0.9%)
ADTRAN, Inc.	2,600	58,318
Brightpoint, Inc. †	297	4,018
Broadwing Corp. †	3,413	35,325
CenturyTel, Inc.	7,211	267,889
Premiere Global Services, Inc. †	8,756	66,108
Talk America Holdings, Inc. †	2,113	13,079
UTStarcom, Inc. †	3,606	28,091
		472,828

Textiles (0.4%)
Columbia Sportswear Co. †	3,581	162,076
DHB Industries, Inc. † (F)	9,212	11,515
Kellwood Co.	760	22,245
		195,836

Toys (0.7%)
Hasbro, Inc.	18,501	335,053
Jakks Pacific, Inc. †	774	15,550
		350,603

Transportation Services (0.1%)
Hub Group, Inc. Class A †	1,514	37,138

Trucks & Parts (0.9%)
Autoliv, Inc. (Sweden)	7,694	435,239
Noble International, Ltd.	693	9,924
		445,163

Waste Management (—%)
Darling International, Inc. †	1,549	7,017

Total common stocks (cost $47,721,608)		$51,202,219

Putnam VT Capital Appreciation Fund

SHORT-TERM INVESTMENTS (6.7%)* (cost $3,447,557)

	Principal amount	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60%
to 5.44% and due dates ranging from
July 3, 2006 to August 14, 2006 (d)	$3,454,378	$3,447,557

Total investments (cost $51,169,165)		$54,649,776

See page 231 for Notes to the Portfolios.

Putnam VT Capital Opportunities Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.1%)*

	Shares	Value

Advertising and Marketing Services (0.4%)
Digitas, Inc. †	5,158	$59,936
Nu Skin Enterprises, Inc. Class A	8,034	119,305
		179,241

Aerospace and Defense (—%)
Triumph Group, Inc. †	350	16,800

Airlines (1.1%)
Alaska Air Group, Inc. †	2,803	110,494
ExpressJet Holdings, Inc. †	49,600	342,736
World Air Holdings, Inc. †	953	8,186
		461,416

Automotive (1.9%)
Tenneco Automotive, Inc. †	28,978	753,428
Visteon Corp. †	2,614	18,847
		772,275

Banking (3.9%)
Anchor BanCorp Wisconsin, Inc.	989	29,838
Center Financial Corp.	259	6,123
City Holding Co.	644	23,274
Corus Bankshares, Inc.	24,408	639,001
First Regional Bancorp †	68	5,984
FirstFed Financial Corp. †	13,387	772,028
Lakeland Financial Corp.	200	4,858
Provident Financial Holdings, Inc.	225	6,750
R&G Financial Corp. Class B (Puerto Rico)	14,039	120,595
Republic Bancorp, Inc. Class A	220	4,532
Southwest Bancorp, Inc.	449	11,450
Taylor Capital Group, Inc.	131	5,346
		1,629,779

Biotechnology (1.6%)
Albany Molecular Research, Inc. †	4,264	45,540
Applera Corp.-Applied Biosystems Group	14,553	470,790
Arqule, Inc. †	1,239	6,988
Connetics Corp. †	1,109	13,042
Diversa Corp. †	1,993	19,252
Incyte Pharmaceuticals, Inc. †	1,798	8,271
Regeneron Pharmaceuticals, Inc. †	5,435	69,677
Savient Pharmaceuticals, Inc. †	8,450	44,363
		677,923

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	9,316	79,745

Chemicals (2.2%)
Georgia Gulf Corp.	28,234	706,415
NewMarket Corp.	4,229	207,475
		913,890

COMMON STOCKS (99.1%)* continued

	Shares	Value
Commercial and Consumer Services (0.9%)
CBIZ, Inc. †	1,749	$12,960
Chemed Corp.	3,343	182,294
Consolidated Graphics, Inc. †	1,877	97,717
Escala Group, Inc. †	786	3,678
Spherion Corp. †	1,300	11,856
Startek, Inc.	1,100	16,445
TeleTech Holdings, Inc. †	5,316	67,301
		392,251

Communications Equipment (0.1%)
Tekelec †	3,947	48,745

Computers (4.6%)
Adaptec, Inc. †	5,531	24,005
Agilysys, Inc.	1,055	18,990
Brocade Communications Systems, Inc. †	139,887	858,906
Catapult Communications Corp. †	1,259	13,723
Checkpoint Systems, Inc. †	2,985	66,297
Emulex Corp. †	50,732	825,410
EPIQ Systems, Inc. †	725	12,064
Magma Design Automation, Inc. †	1,821	13,384
MTS Systems Corp.	705	27,855
Netgear, Inc. †	312	6,755
SPSS, Inc. †	1,161	37,315
		1,904,704

Construction (0.1%)
Builders FirstSource, Inc. †	1,694	34,490

Consumer Cyclicals (1.2%)
CSS Industries, Inc.	419	12,046
Hooker Furniture Corp.	100	1,677
Yankee Candle Co., Inc. (The)	19,686	492,347
		506,070

Consumer Finance (2.3%)
Accredited Home Lenders Holding Co. †	7,685	367,420
Asta Funding, Inc.	2,285	85,573
CompuCredit Corp. †	12,367	475,387
World Acceptance Corp. †	1,269	45,075
		973,455

Consumer Goods (0.9%)
Blyth Industries, Inc.	4,810	88,793
Chattem, Inc. †	9,707	294,802
		383,595

Consumer Services (0.8%)
Alderwoods Group, Inc. (Canada) †	4,063	79,066
Labor Ready, Inc. †	11,003	249,218
		328,284

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.1%)* continued

	Shares	Value

Distribution (0.1%)
BlueLinx Holdings, Inc.	1,158	$15,089
Huttig Building Products, Inc. †	1,015	8,222
		23,311

Electric Utilities (0.2%)
Alliant Energy Corp.	322	11,045
Black Hills Corp.	1,604	55,065
Puget Energy, Inc.	238	5,112
		71,222

Electronics (1.7%)
Analogic Corp.	1,385	64,555
Ansoft Corp. †	1,126	23,060
Greatbatch, Inc. †	1,547	36,509
IXYS Corp. †	2,641	25,354
Methode Electronics, Inc. Class A	2,102	22,092
Netlogic Microsystems, Inc. †	593	19,124
Omnivision Technologies, Inc. †	10,872	229,617
PortalPlayer, Inc. †	8,450	82,895
Stoneridge, Inc. †	1,274	10,574
TriQuint Semiconductor, Inc. †	15,943	71,106
TTM Technologies, Inc. †	6,094	88,180
Varian, Inc. †	1,257	52,178
		725,244

Energy (1.4%)
Parker Drilling Co. †	83,909	602,467

Financial (2.1%)
Asset Acceptance Capital Corp. †	916	18,137
Independent Bank Corp.	799	21,014
Radian Group, Inc.	13,141	811,851
Student Loan Corp.	7	1,414
		852,416

Food (—%)
American Italian Pasta Co. Class A †	1,632	13,970

Forest Products and Packaging (0.9%)
Albany International Corp.	1,775	75,242
Graphic Packaging Corp. †	1,476	5,594
Louisiana-Pacific Corp.	10,144	222,154
Universal Forest Products, Inc.	1,058	66,368
		369,358

Gaming & Lottery (0.1%)
Dover Downs Gaming &
Entertainment, Inc.	1,591	31,247

Health Care Services (2.1%)
American Dental Partners, Inc. †	391	5,967
AMICAS, Inc. †	4,127	13,330
Charles River Laboratories
International, Inc. †	88	3,238

COMMON STOCKS (99.1%)* continued

	Shares	Value

Health Care Services continued
Manor Care, Inc.	17,825	$836,349
Odyssey Healthcare, Inc. †	1,586	27,866
		886,750

Household Furniture and Appliances (0.2%)
Conn’s, Inc. †	602	15,983
Kimball International, Inc. Class B	2,152	42,416
Select Comfort Corp. †	957	21,982
		80,381

Insurance (8.6%)
Affirmative Insurance Holdings, Inc.	629	9,844
American Equity Investment Life
Holding Co.	2,154	22,962
American Physicians Capital, Inc. †	734	38,601
AmerUs Group Co.	13,234	774,851
CNA Surety Corp. †	1,015	17,539
Commerce Group, Inc.	5,682	167,846
Delphi Financial Group Class A	4,392	159,693
Direct General Corp.	930	15,736
FPIC Insurance Group, Inc. †	276	10,695
HCC Insurance Holdings, Inc.	25,481	750,161
Infinity Property & Casualty Corp.	1,637	67,117
IPC Holdings, Ltd. (Bermuda)	55	1,356
Midland Co. (The)	393	14,926
National Interstate Corp.	341	9,248
Presidential Life Corp.	200	4,916
Selective Insurance Group	1,410	78,777
Stancorp Financial Group	4,149	211,226
Triad Guaranty, Inc. †	443	21,654
W.R. Berkley Corp.	25,253	861,885
Zenith National Insurance Corp.	8,818	349,810
		3,588,843

Investment Banking/Brokerage (1.0%)
Eaton Vance Corp.	7,993	199,505
IndyMac Bancorp, Inc.	4,369	200,319
		399,824

Leisure (0.1%)
Arctic Cat, Inc.	1,713	33,421
Marine Products Corp.	489	4,758
		38,179

Machinery (0.5%)
Applied Industrial Technologies, Inc.	2,185	53,117
Cascade Corp.	3,860	152,663
		205,780

Manufacturing (0.8%)
Blount International, Inc. †	1,024	12,308
Teleflex, Inc.	5,795	313,046
		325,354

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.1%)* continued

	Shares	Value

Medical Technology (1.6%)
Bausch & Lomb, Inc.	1,115	$54,680
Candela Corp. †	541	8,580
Epix Pharmaceuticals, Inc. †	2,271	9,879
Hillenbrand Industries, Inc.	2,243	108,786
Immucor, Inc. †	11,385	218,934
Medical Action Industries, Inc. †	312	6,892
Respironics, Inc. †	7,557	258,601
		666,352

Metal Fabricators (0.1%)
Brush Engineered Materials, Inc. †	2,960	61,716

Metals (5.1%)
A.M. Castle & Co.	2,407	77,626
AK Steel Holding Corp. †	23,104	319,528
NS Group, Inc. †	165	9,088
Quanex Corp.	16,481	709,837
Shiloh Industries, Inc. †	424	6,377
Steel Dynamics, Inc.	14,987	985,245
		2,107,701

Natural Gas Utilities (0.2%)
Energen Corp.	111	4,264
Northwest Natural Gas Co.	1,017	37,660
Transmontaigne, Inc. †	3,743	41,959
		83,883

Office Equipment & Supplies (0.2%)
Steelcase, Inc.	4,742	78,006

Oil & Gas (3.9%)
Atwood Oceanics, Inc. †	644	31,942
Cabot Oil & Gas Corp. Class A	294	14,406
Callon Petroleum Co. †	1,643	31,776
Giant Industries, Inc. †	9,871	656,915
Harvest Natural Resources, Inc. †	5,950	80,563
Petroleum Development Corp. †	1,898	71,555
St. Mary Land & Exploration Co.	900	36,225
Todco Class A	16,888	689,875
		1,613,257

Other (1.5%)
iShares Russell 2000 Index Fund	4,823	346,774
iShares Russell 2000 Value Index Fund	739	97,674
iShares Russell Midcap Growth Index Fund	642	61,581
S&P Midcap 400 Depository Receipts
(MidCap SPDR Trust Series 1)	857	119,269
		625,298

Pharmaceuticals (5.2%)
Alpharma, Inc. Class A	10,990	264,200
Endo Pharmaceuticals Holdings, Inc. †	4,024	132,712
Enzon, Inc. †	2,188	16,498
King Pharmaceuticals, Inc. †	35,417	602,089

COMMON STOCKS (99.1%)* continued

	Shares	Value
Pharmaceuticals continued
Medicis Pharmaceutical Corp. Class A	4,122	$98,928
Mylan Laboratories, Inc.	12,846	256,920
Watson Pharmaceuticals, Inc. †	33,451	778,739
		2,150,086

Real Estate (6.4%)
Anthracite Capital, Inc. (R)	4,187	50,914
CBL & Associates Properties (R)	18,582	723,397
CentraCore Properties Trust (R)	1,017	25,171
Equity Inns, Inc. (R)	26,855	444,719
FelCor Lodging Trust, Inc. (R)	11,455	249,032
Hospitality Properties Trust (R)	3,254	142,916
Innkeepers USA Trust (R)	2,396	41,403
LTC Properties, Inc. (R)	3,465	77,443
National Health Investors, Inc. (R)	9,981	268,389
National Retail Properties, Inc. (R)	3,563	71,082
Nationwide Health Properties, Inc. (R)	9,476	213,305
Omega Healthcare Investors, Inc. (R)	5,691	75,235
RAIT Investment Trust (R)	10,070	294,044
		2,677,050

Regional Bells (0.1%)
Cincinnati Bell, Inc. †	6,980	28,618

Restaurants (1.0%)
Denny’s Corp. †	5,856	21,609
Domino’s Pizza, Inc.	14,382	355,811
Luby’s, Inc. †	1,703	17,762
		395,182

Retail (9.5%)
Blair Corp.	123	3,659
Bon-Ton Stores, Inc. (The)	2,082	45,554
Borders Group, Inc.	3,473	64,112
Buckle, Inc. (The)	1,687	70,635
Cato Corp. (The) Class A	15,485	400,287
CSK Auto Corp. †	1,569	18,781
Genesco, Inc. †	616	20,864
Ingles Markets, Inc. Class A	496	8,432
Payless ShoeSource, Inc. †	14,391	391,003
Rent-A-Center, Inc. †	21,425	532,626
Retail Ventures, Inc. †	3,365	59,964
Supervalu, Inc.	25,008	767,746
Systemax, Inc. †	1,390	10,842
Timberland Co. (The) Class A †	18,987	495,561
Too, Inc. †	3,938	151,180
Toro Co. (The)	6,739	314,711
Wilsons The Leather Experts, Inc. †	997	4,098
Wolverine World Wide, Inc.	26,030	607,280
		3,967,335

Schools (2.0%)
Career Education Corp. †	25,755	769,817

Putnam VT Capital Opportunities Fund

COMMON STOCKS (99.1%)* continued

	Shares	Value

Semiconductor (0.8%)
Advanced Energy Industries, Inc. †	1,006	$13,319
Lam Research Corp. †	7,216	336,410
		349,729

Shipping (0.4%)
ABX Air, Inc. †	2,503	15,118
Arkansas Best Corp.	2,373	119,148
Maritrans, Inc.	911	22,684
		156,950

Software (8.9%)
Aspen Technology, Inc. †	5,116	67,122
BMC Software, Inc. †	41,710	996,869
Citrix Systems, Inc. †	25,861	1,038,049
Hyperion Solutions Corp. †	21,022	580,207
MicroStrategy, Inc. †	8,699	848,326
Websense, Inc. †	8,561	175,843
		3,706,416

Technology Services (2.5%)
Acxiom Corp.	18,586	464,650
SonicWall, Inc. †	4,000	35,960
Tyler Technologies, Inc. †	2,200	24,640
United Online, Inc.	41,473	497,676
		1,022,926

Telecommunications (2.4%)
ADTRAN, Inc.	5,704	127,941
Brightpoint, Inc. †	618	8,362
Broadwing Corp. †	7,076	73,237
CenturyTel, Inc.	15,976	593,508
Premiere Global Services, Inc. †	17,915	135,258
Talk America Holdings, Inc. †	3,113	19,269
UTStarcom, Inc. †	7,474	58,222
		1,015,797

Textiles (1.1%)
Columbia Sportswear Co. †	8,407	380,501
DHB Industries, Inc. † (F)	19,701	24,626
Kellwood Co.	1,840	53,857
		458,984

Toys (1.8%)
Hasbro, Inc.	39,289	711,524
Jakks Pacific, Inc. †	1,586	31,863
		743,387

Transportation Services (0.2%)
Hub Group, Inc. Class A †	3,442	84,432

Trucks & Parts (2.2%)
Autoliv, Inc. (Sweden)	15,771	892,165
Noble International, Ltd.	1,022	14,635
		906,800

COMMON STOCKS (99.1%)* continued

	Shares	Value
Waste Management (—%)
Darling International, Inc. †	2,281	$10,333

Total common stocks (cost $37,864,602)		$41,197,064

SHORT-TERM INVESTMENTS (0.6%)* (cost $269,964)

	Shares	Value
Putnam Prime Money Market Fund (e)	269,964	$269,964

Total investments (cost $38,134,566)		$41,467,028

See page 231 for Notes to the Portfolios.

Putnam VT Discovery Growth Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.3%)*

	Shares	Value

Aerospace and Defense (1.0%)
Alliant Techsystems, Inc. †	2,700	$206,145
L-3 Communications Holdings, Inc.	900	67,878
Lockheed Martin Corp.	1,200	86,088
		360,111

Airlines (0.6%)
JetBlue Airways Corp. †	7,300	88,622
Southwest Airlines Co.	9,450	154,697
		243,319

Automotive (0.3%)
Oshkosh Truck Corp.	2,400	114,048

Banking (4.2%)
Bank of America Corp.	6,568	315,921
Commerce Bancorp, Inc.	5,350	190,835
Corus Bankshares, Inc.	9,000	235,620
Cullen/Frost Bankers, Inc.	2,600	148,980
U.S. Bancorp	6,600	203,808
UnionBanCal Corp.	2,000	129,180
Washington Mutual, Inc.	3,500	159,530
Wells Fargo & Co.	2,900	194,532
		1,578,406

Biotechnology (2.7%)
Amgen, Inc. †	2,300	150,029
Biogen Idec, Inc. †	2,000	92,660
Genentech, Inc. †	700	57,260
Genzyme Corp. †	1,150	70,208
Imclone Systems, Inc. †	4,500	173,880
Invitrogen Corp. †	2,600	171,782
MedImmune, Inc. †	10,900	295,390
		1,011,209

Broadcasting (0.5%)
World Wrestling Entertainment, Inc.	7,247	122,402
XM Satellite Radio Holdings, Inc. Class A †	4,700	68,855
		191,257

Building Materials (0.9%)
Sherwin-Williams Co. (The)	7,350	348,978

Coal (0.6%)
Peabody Energy Corp.	4,104	228,798

Commercial and Consumer Services (2.3%)
Consolidated Graphics, Inc. †	3,300	171,798
Corporate Executive Board Co. (The)	2,100	210,420
Global Cash Access, Inc. †	8,037	125,618
Manpower, Inc.	5,700	368,220
		876,056

COMMON STOCKS (98.3%)* continued

	Shares	Value

Communications Equipment (2.1%)
Avaya, Inc. †	24,900	$284,358
Cisco Systems, Inc. †	10,500	205,065
Corning, Inc. †	5,000	120,950
Qualcomm, Inc.	4,300	172,301
		782,674

Computers (4.5%)
Aeroflex, Inc. †	17,000	198,390
Apple Computer, Inc. †	3,700	211,344
Autodesk, Inc. †	3,100	106,826
Dell, Inc. †	12,830	313,180
EMC Corp. †	16,250	178,263
Mentor Graphics Corp. †	14,100	183,018
NCR Corp. †	4,400	161,216
Netgear, Inc. †	5,300	114,745
Palm, Inc. †	13,800	222,180
		1,689,162

Conglomerates (0.3%)
Danaher Corp.	1,550	99,696

Consumer Finance (1.5%)
Capital One Financial Corp.	3,500	299,075
Countrywide Financial Corp.	6,950	264,656
		563,731

Consumer Goods (0.5%)
American Greetings Corp. Class A	4,700	98,747
Blyth Industries, Inc.	5,100	94,146
		192,893

Consumer Services (1.8%)
Interline Brands, Inc. †	11,600	271,208
Labor Ready, Inc. †	9,800	221,970
Stamps.com, Inc. †	6,400	178,048
		671,226

Containers (0.2%)
Ball Corp.	2,050	75,932

Electrical Equipment (1.9%)
Rofin-Sinar Technologies, Inc. †	4,800	275,856
Superior Essex, Inc. †	3,500	104,755
WESCO International, Inc. †	4,900	338,100
		718,711

Electronics (5.5%)
Agere Systems, Inc. †	19,200	282,240
Amphenol Corp. Class A	5,500	307,780
Avnet, Inc. †	12,000	240,240
Freescale Semiconductor, Inc. Class A †	4,400	127,600
Freescale Semiconductor, Inc. Class B †	1,900	55,860
General Cable Corp. †	8,100	283,500

Putnam VT Discovery Growth Fund

COMMON STOCKS (98.3%)* continued

	Shares	Value

Electronics continued
Microchip Technology, Inc.	7,250	$243,238
RF Micro Devices, Inc. †	37,200	222,084
Sanmina Corp. †	27,400	126,040
Zoran Corp. †	7,800	189,852
		2,078,434

Energy (3.4%)
Cameron International Corp. †	5,200	248,404
Helix Energy Solutions Group, Inc. †	5,600	226,016
Hercules Offshore, Inc. †	3,500	122,500
Pride International, Inc. †	7,500	234,225
Rowan Cos., Inc.	4,800	170,832
Veritas DGC, Inc. †	5,400	278,532
		1,280,509

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd.
ADR (China) †	750	21,188

Financial (1.7%)
American Express Co.	2,600	138,372
Chicago Mercantile Exchange
Holdings, Inc. (The)	150	73,673
Citigroup, Inc.	7,500	361,800
Moody’s Corp.	1,400	76,244
		650,089

Health Care Services (5.8%)
Cardinal Health, Inc.	1,500	96,495
Charles River Laboratories
International, Inc. †	4,500	165,600
Community Health Systems, Inc. †	9,150	336,263
Coventry Health Care, Inc. †	1,500	82,410
Express Scripts, Inc. †	1,150	82,501
HCA, Inc.	2,900	125,135
Henry Schein, Inc. †	2,100	98,133
Laboratory Corp. of America Holdings †	2,000	124,460
Pediatrix Medical Group, Inc. †	6,800	308,040
Sierra Health Services, Inc. †	7,200	324,216
UnitedHealth Group, Inc.	5,149	230,572
WellPoint, Inc. †	2,800	203,756
		2,177,581

Homebuilding (0.3%)
NVR, Inc. †	250	122,813

Insurance (2.0%)
ACE, Ltd. (Bermuda)	2,550	129,005
American International Group, Inc.	3,950	233,248
Everest Re Group, Ltd. (Barbados)	1,450	125,527
Prudential Financial, Inc.	1,700	132,090
Safety Insurance Group, Inc.	3,000	142,650
		762,520

COMMON STOCKS (98.3%)* continued

	Shares	Value

Investment Banking/Brokerage (2.2%)
Bear Stearns Cos., Inc. (The)	1,500	$210,120
Calamos Asset Management, Inc. Class A	4,100	118,859
Goldman Sachs Group, Inc. (The)	1,700	255,731
Janus Capital Group, Inc.	6,250	111,875
Nuveen Investments, Inc. Class A	3,100	133,455
		830,040

Leisure (0.9%)
Brunswick Corp.	3,400	113,050
Harley-Davidson, Inc.	1,700	93,313
K2, Inc. †	10,800	118,152
		324,515

Lodging/Tourism (0.8%)
Las Vegas Sands Corp. †	2,550	198,543
Royal Caribbean Cruises, Ltd.	2,950	112,838
		311,381

Machinery (4.7%)
Caterpillar, Inc.	2,800	208,544
Cummins, Inc.	1,600	195,600
Deere (John) & Co.	950	79,316
JLG Industries, Inc.	6,700	150,750
Lincoln Electric Holdings, Inc.	4,800	300,720
Parker-Hannifin Corp.	4,550	353,080
Timken Co.	6,900	231,219
Wabtec Corp.	6,800	254,320
		1,773,549

Manufacturing (0.8%)
Dover Corp.	4,300	212,549
Illinois Tool Works, Inc.	2,200	104,500
		317,049

Medical Technology (7.4%)
American Medical Systems
Holdings, Inc. †	11,000	183,150
Angiodynamics, Inc. †	4,190	113,340
Becton, Dickinson and Co.	1,200	73,356
Boston Scientific Corp. †	6,251	105,267
C.R. Bard, Inc.	4,200	307,692
Dade Behring Holdings, Inc.	7,600	316,464
Edwards Lifesciences Corp. †	4,000	181,720
Hologic, Inc. †	3,100	153,016
Immucor, Inc. †	6,900	132,687
Kinetic Concepts, Inc. †	5,500	242,825
LCA-Vision, Inc.	3,200	169,312
Medtronic, Inc.	2,450	114,954
Mentor Corp.	3,700	160,950
St. Jude Medical, Inc. †	3,000	97,260

Putnam VT Discovery Growth Fund

COMMON STOCKS (98.3%)* continued

	Shares	Value

Medical Technology continued
Varian Medical Systems, Inc. †	4,400	$208,340
Waters Corp. †	5,700	253,080
		2,813,413

Metals (4.0%)
Agnico-Eagle Mines, Ltd. (Canada)	9,300	307,644
Cameco Corp. (Canada)	8,200	327,754
Coeur d’Alene Mines Corp. †	21,400	102,934
Freeport-McMoRan Copper &
Gold, Inc. Class B	5,400	299,214
Goldcorp, Inc. (Toronto Exchange)
(Canada)	6,930	209,425
Mueller Water Products, Inc. Class A †	2,900	50,489
PAN American Silver Corp. (Canada) †	5,700	102,543
Steel Dynamics, Inc.	1,900	124,906
		1,524,909

Office Equipment & Supplies (0.6%)
John H. Harland Co.	5,500	239,250

Oil & Gas (5.4%)
Apache Corp.	2,000	136,500
Complete Production Services, Inc. †	1,894	44,774
Devon Energy Corp.	2,250	135,923
EOG Resources, Inc.	2,000	138,680
Giant Industries, Inc. †	3,700	246,235
Hess Corp.	2,700	142,695
Marathon Oil Corp.	1,500	124,950
Noble Energy, Inc.	3,900	182,754
Occidental Petroleum Corp.	1,350	138,443
Patterson-UTI Energy, Inc.	5,000	141,550
Sunoco, Inc.	1,900	131,651
Unit Corp. †	3,800	216,182
Universal Compression Holdings, Inc. †	2,300	144,831
Valero Energy Corp.	1,850	123,062
		2,048,230

Pharmaceuticals (2.8%)
Barr Pharmaceuticals, Inc. †	6,200	295,678
Cephalon, Inc. †	3,800	228,380
Hospira, Inc. †	8,450	362,843
Teva Pharmaceutical Industries, Ltd.
ADR (Israel)	2,350	74,237
Watson Pharmaceuticals, Inc. †	3,700	86,136
		1,047,274

Power Producers (0.2%)
AES Corp. (The) †	4,050	74,723

Publishing (0.8%)
McGraw-Hill Cos., Inc. (The)	1,800	90,414
R. H. Donnelley Corp.	3,900	210,873
		301,287

COMMON STOCKS (98.3%)* continued

	Shares	Value

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A †	9,803	$244,095

Restaurants (2.1%)
Domino’s Pizza, Inc.	8,800	217,712
Jack in the Box, Inc. †	4,900	192,080
Sonic Corp. †	8,900	185,031
Starbucks Corp. †	2,550	96,288
Yum! Brands, Inc.	2,300	115,621
		806,732

Retail (7.9%)
Abercrombie & Fitch Co. Class A	1,500	83,145
Aeropostale, Inc. †	8,600	248,454
American Eagle Outfitters, Inc.	4,400	149,776
Barnes & Noble, Inc.	5,200	189,800
Bed Bath & Beyond, Inc. †	2,350	77,950
Best Buy Co., Inc.	1,600	87,744
Big Lots, Inc. †	7,900	134,932
CVS Corp.	3,150	96,705
Home Depot, Inc. (The)	6,650	238,004
J Crew Group, Inc. †	1,340	36,783
Lowe’s Cos., Inc.	3,000	182,010
New York & Company, Inc. †	8,700	84,999
OfficeMax, Inc.	10,900	444,175
Pacific Sunwear of California, Inc. †	6,100	109,373
Pantry, Inc. (The) †	3,400	195,636
Ross Stores, Inc.	9,250	259,463
Staples, Inc.	7,100	172,672
Stein Mart, Inc.	6,500	96,200
Whole Foods Market, Inc.	1,699	109,823
		2,997,644

Schools (0.4%)
Career Education Corp. †	5,400	161,406

Semiconductor (0.9%)
Applied Materials, Inc.	5,950	96,866
Lam Research Corp. †	3,600	167,832
Nextest Systems Corp. †	4,140	67,109
		331,807

Shipping (0.9%)
J. B. Hunt Transport Services, Inc.	8,600	214,226
Omega Navigation Enterprises, Inc. †	7,900	113,918
		328,144

Software (2.5%)
Adobe Systems, Inc. †	3,850	116,886
Blackboard, Inc. †	2,600	75,296
Cadence Design Systems, Inc. †	10,100	173,215
Epicor Software Corp. †	10,200	107,406
McAfee, Inc. †	2,800	67,956
Oracle Corp. †	10,250	148,523

Putnam VT Discovery Growth Fund

COMMON STOCKS (98.3%)* continued

	Shares	Value

Software continued
Red Hat, Inc. †	2,050	$47,970
Sybase, Inc. †	10,200	197,880
		935,132

Technology (0.7%)
ON Semiconductor Corp. †	47,000	276,360

Technology Services (5.5%)
Accenture, Ltd. Class A (Bermuda)	3,700	104,784
Automatic Data Processing, Inc.	2,200	99,770
Covansys Corp. †	18,765	235,876
CSG Systems International, Inc. †	13,200	326,568
eBay, Inc. †	7,500	219,675
Fair Isaac Corp.	8,050	292,296
FileNET Corp. †	4,400	118,492
Global Payments, Inc.	1,500	72,825
Google, Inc. Class A †	350	146,766
Internet Security Systems, Inc. †	8,600	162,110
Jupitermedia Corp. †	8,500	110,500
Yahoo!, Inc. †	6,100	201,300
		2,090,962

Telecommunications (0.4%)
Sprint Nextel Corp.	8,150	162,919

Toys (0.5%)
Jakks Pacific, Inc. †	9,500	190,855

Transportation (0.4%)
Hornbeck Offshore Services, Inc. †	3,700	131,424

Transportation Services (0.2%)
United Parcel Service, Inc. Class B	1,100	90,550

Total common stocks (cost $33,586,963)		$37,192,991

CONVERTIBLE PREFERRED STOCKS (0.0%)*

	Shares	Value

MarketSoft Software Corp.
zero % cv. pfd. (acquired 2/9/06,
cost $1,489) (Private) ‡ † (F)	25,369	$3,339
Totality Corp. Ser. D, $0.346
cum. cv. pfd. (acquired 07/27/00,
cost $45,808) (Private) ‡ † (F)	16,600	830

Total convertible preferred stocks
(cost $47,297)		$4,169

SHORT-TERM INVESTMENTS (1.8%)* (cost $685,793)

	Shares	Value

Putnam Prime Money Market Fund (e)	685,793	$685,793

Total investments (cost $34,320,053)		$37,882,953

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $1,307) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Agnico-Eagle Mines, Ltd.
(Canada) (Put)	$930	Jul-06/ 30.30	$111
Goldcorp, Inc. (Toronto Exchange)
(Canada) (Put)	693	Jul-06/ 27.16	30

Total			$141

See page 231 for Notes to the Portfolios.

Putnam VT Diversified Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (19.5%)*

		Principal amount	Value

Basic Materials (1.6%)
Chaparral Steel Co. company
guaranty 10s, 2013		$366,000	$398,940
Cognis Holding GmbH & Co. 144A
sr. notes 9 1/2s, 2014 (Germany)	EUR	201,000	284,090
Compass Minerals International, Inc.
sr. disc. notes stepped-coupon
Ser. B, zero % (12s, 6/1/08), 2013 ††		$240,000	218,400
Compass Minerals International, Inc.
sr. notes stepped-coupon zero %
(12 3/4s, 12/15/07), 2012 ††		650,000	617,500
Covalence Specialty Materials Corp.
144A sr. sub. notes 10 1/4s, 2016		335,000	321,600
Crystal US Holdings, LLC sr. disc.
notes stepped-coupon Ser. A,
zero % (10s, 10/1/09), 2014 ††		269,000	213,183
Equistar Chemicals LP/Equistar
Funding Corp. company guaranty
10 1/8s, 2008		441,000	466,358
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		580,000	622,050
Huntsman, LLC company guaranty
11 5/8s, 2010		214,000	236,470
Innophos, Inc. company guaranty
8 7/8s, 2014		189,000	186,165
International Steel Group, Inc.
sr. notes 6 1/2s, 2014		110,000	103,950
Jefferson Smurfit Corp. company
guaranty 7 1/2s, 2013		185,000	165,575
JSG Holding PLC 144A sr. notes
11 1/2s, 2015 (Ireland) ‡‡	EUR	139,946	180,979
Lyondell Chemical Co. company
guaranty 10 1/2s, 2013		$110,000	121,000
MDP Acquisitions PLC sr. notes
9 5/8s, 2012 (Ireland)		200,000	206,000
Nalco Co. sr. sub. notes 9s, 2013	EUR	60,000	80,239
Nalco Co. sr. sub. notes 8 7/8s, 2013		$609,000	613,568
Novelis, Inc. 144A sr. notes
7 3/4s, 2015		620,000	595,200
PQ Corp. company guaranty
7 1/2s, 2013		74,000	69,560
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	250,000	326,657
Steel Dynamics, Inc. company
guaranty 9 1/2s, 2009		$640,000	662,400
Sterling Chemicals, Inc. sec. notes
10s, 2007		132,968	126,960
Stone Container Corp. sr. notes
8 3/8s, 2012		310,000	292,950
Stone Container Finance company
guaranty 7 3/8s, 2014 (Canada)		120,000	106,200
United States Steel, LLC sr. notes
10 3/4s, 2008		225,000	241,875
			7,457,869

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Capital Goods (1.4%)
Allied Waste North America, Inc.
company guaranty Ser. B, 8 1/2s, 2008	$558,000	$577,530
Blount, Inc. sr. sub. notes 8 7/8s, 2012	443,000	440,785
Browning-Ferris Industries, Inc. sr. notes
6 3/8s, 2008	362,000	360,190
Crown Cork & Seal Co., Inc. debs.
8s, 2023	111,000	102,398
Decrane Aircraft Holdings Co. company
guaranty zero %, 2008 (acquired 7/23/04,
cost $236,160) ‡	720,000	504,000
L-3 Communications Corp. company
guaranty 6 1/8s, 2013	1,677,000	1,597,343
L-3 Communications Corp. sr. sub.
notes 5 7/8s, 2015	603,000	562,298
Legrand SA debs. 8 1/2s, 2025 (France)	858,000	980,265
Manitowoc Co., Inc. (The) company
guaranty 10 1/2s, 2012	52,000	56,030
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013	185,000	181,300
Milacron Escrow Corp. sec. notes
11 1/2s, 2011	95,000	88,113
Mueller Group, Inc. sr. sub. notes
10s, 2012	139,000	149,425
Owens-Brockway Glass sr. sec. notes
8 3/4s, 2012	306,000	318,623
Owens-Illinois, Inc. debs. 7 1/2s, 2010	79,000	77,223
Siebe PLC 144A sr. unsub. 6 1/2s, 2010
(United Kingdom)	173,000	177,227
Terex Corp. company guaranty
9 1/4s, 2011	160,000	170,000
Terex Corp. company guaranty Ser. B,
10 3/8s, 2011	396,000	417,780
		6,760,530

Communication Services (1.1%)
American Cellular Corp. company
guaranty 9 1/2s, 2009	170,000	173,825
Cincinnati Bell Telephone company
guaranty 6.3s, 2028	120,000	103,800
Cincinnati Bell, Inc. company guaranty
7s, 2015	442,000	416,585
Citizens Communications Co. sr. notes
6 1/4s, 2013	1,298,000	1,226,610
Digicel, Ltd. 144A sr. notes 9 1/4s,
2012 (Jamaica)	165,000	172,425
Inmarsat Finance PLC company guaranty
7 5/8s, 2012 (United Kingdom)	170,000	174,250
Inmarsat Finance PLC company guaranty
stepped-coupon zero % (10 3/8s,
10/15/08), 2012 (United Kingdom) ††	670,000	570,338
iPCS, Inc. sr. notes 11 1/2s, 2012	245,000	273,175
IWO Holdings, Inc. sec. FRN
8.818s, 2012	63,000	65,205

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Communication Services continued
Qwest Communications International,
Inc. company guaranty 7 1/2s, 2014	$328,000	$319,800
Qwest Corp. debs. 7 1/4s, 2025	148,000	138,380
Qwest Corp. notes 8 7/8s, 2012	947,000	999,085
Qwest Corp. sr. notes 7 5/8s, 2015	309,000	305,138
Rogers Cantel, Inc. debs. 9 3/4s,
2016 (Canada)	126,000	145,215
Rural Cellular Corp. sr. sub. notes
9 3/4s, 2010	170,000	169,363
		5,253,194

Consumer Cyclicals (3.5%)
Boyd Gaming Corp. sr. sub. notes
8 3/4s, 2012	540,000	566,325
Boyd Gaming Corp. sr. sub. notes
7 3/4s, 2012	130,000	131,138
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	121,000	114,799
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	246,256	243,793
Dex Media West, LLC/Dex Media
Finance Co. sr. notes Ser. B, 8 1/2s, 2010	38,000	39,425
Dex Media, Inc. notes 8s, 2013	133,000	133,665
FelCor Lodging LP company guaranty
8 1/2s, 2008 (R)	427,000	452,620
Ford Motor Credit Corp. notes
7 7/8s, 2010	175,000	161,436
Ford Motor Credit Corp. notes
7 3/8s, 2009	257,000	237,606
Ford Motor Credit Corp. 144A sr.
unsecd. notes 9 3/4s, 2010	316,000	307,906
General Motors Acceptance Corp.
FRN 6.018s, 2007	265,000	263,013
General Motors Acceptance Corp.
FRN Ser. MTN, 6.039s, 2007	530,000	526,362
General Motors Acceptance Corp.
notes 7 3/4s, 2010	66,000	65,660
General Motors Acceptance Corp.
notes 6 7/8s, 2012	133,000	125,308
General Motors Acceptance Corp.
notes 6 3/4s, 2014	375,000	348,308
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009	67,000	64,226
Goodyear Tire & Rubber Co. (The)
sr. notes 9s, 2015	293,000	279,815
Host Marriott LP sr. notes Ser. M, 7s,
2012 (R)	615,000	609,619
Jostens IH Corp. company guaranty
7 5/8s, 2012	543,000	526,710
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	502,000
Levi Strauss & Co. 144A sr. notes
8 7/8s, 2016	205,000	195,775
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	180,000	151,650

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Consumer Cyclicals continued
Meritor Automotive, Inc. notes
6.8s, 2009	$60,000	$58,050
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	395,000	410,306
MGM Mirage, Inc. company guaranty
6s, 2009	881,000	856,773
Mirage Resorts, Inc. debs. 7 1/4s, 2017	139,000	133,093
Movie Gallery, Inc. sr. unsecd. notes
11s, 2012	143,000	106,535
Owens Corning notes 7 1/2s, 2005
(In default) † ***	404,000	351,480
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	390,000	390,000
Park Place Entertainment Corp.
sr. notes 7s, 2013	415,000	422,403
Park Place Entertainment Corp.
sr. sub. notes 7 7/8s, 2010	185,000	191,938
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	191,000	191,478
PRIMEDIA, Inc. sr. notes 8s, 2013	521,000	466,295
R.H. Donnelley Corp. sr. notes
6 7/8s, 2013	204,000	187,680
R.H. Donnelley Corp. 144A sr. disc.
notes Ser. A-2, 6 7/8s, 2013	51,000	46,155
Reader’s Digest Association, Inc. (The)
sr. notes 6 1/2s, 2011	300,000	289,500
Resorts International Hotel and Casino,
Inc. company guaranty 11 1/2s, 2009	345,000	372,600
Scientific Games Corp. company
guaranty 6 1/4s, 2012	499,000	466,565
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	560,000	560,000
Standard Pacific Corp. sr. notes
7 3/4s, 2013	132,000	124,740
Starwood Hotels & Resorts
Worldwide, Inc. company guaranty
7 7/8s, 2012	455,000	474,906
Starwood Hotels & Resorts
Worldwide, Inc. debs. 7 3/8s, 2015	425,000	428,188
Station Casinos, Inc. sr. notes 6s, 2012	430,000	402,588
Station Casinos, Inc. sr. sub. notes
6 7/8s, 2016	420,000	391,650
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	230,000	229,425
Tenneco Automotive, Inc. sec. notes
Ser. B, 10 1/4s, 2013	331,000	362,859
Texas Industries, Inc. sr. unsecd.
notes 7 1/4s, 2013	122,000	120,780
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	504,000	487,620
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	87,000	83,629

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Consumer Cyclicals continued
United Auto Group, Inc. company
guaranty 9 5/8s, 2012	$455,000	$475,475
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009	669,000	657,293
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	620,000	520,800
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	428,000	403,390
		16,711,353

Consumer Staples (2.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	442,775
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014	379,000	347,259
Archibald Candy Corp. company
guaranty 10s, 2007 (In default) (F) †	79,400	4,149
Ashtead Holdings PLC 144A sr. notes
8 5/8s, 2015 (United Kingdom)	155,000	156,550
Avis Budget Care Rental, LLC 144A
sr. notes 7 3/4s, 2016	205,000	197,313
Brand Services, Inc. company
guaranty 12s, 2012	490,000	553,700
CCH I Holdings, LLC company guaranty
stepped-coupon zero % (12 1/8s,
11/15/07), 2015 ††	88,000	46,640
CCH I, LLC secd. notes 11s, 2015	1,048,000	917,000
CCH II, LLC/Capital Corp. sr. notes
Ser. B, 10 1/4s, 2010	193,000	192,518
CCH, LLC/Capital Corp. sr. notes
10 1/4s, 2010	64,000	64,160
Church & Dwight Co., Inc. company
guaranty 6s, 2012	349,000	322,825
Cinemark USA, Inc. sr. sub. notes
9s, 2013	160,000	168,000
Cinemark, Inc. sr. disc. notes
stepped-coupon zero % (9 3/4s,
3/15/09), 2014 ††	805,000	623,875
Constellation Brands, Inc. sr. sub.
notes Ser. B, 8 1/8s, 2012	380,000	392,350
CSC Holdings, Inc. debs. 7 5/8s, 2018	156,000	154,440
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011	300,000	300,000
CSC Holdings, Inc. 144A sr. notes
7 1/4s, 2012	854,000	824,110
Dean Foods Co. sr. notes 6 5/8s, 2009	348,000	345,390
Del Monte Corp. company
guaranty 6 3/4s, 2015	250,000	231,875
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	470,000	484,100
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	775,000	714,938
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	1,637,000	1,538,780
Interpublic Group of Companies,
Inc. notes 6 1/4s, 2014	89,000	72,535

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Consumer Staples continued
Jean Coutu Group, Inc. sr. notes
7 5/8s, 2012 (Canada)	$428,000	$415,160
Jean Coutu Group, Inc. sr. sub. notes
8 1/2s, 2014 (Canada)	212,000	195,040
Pinnacle Foods Holding Corp. sr.
sub. notes 8 1/4s, 2013	563,000	553,148
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	206,000	214,498
Playtex Products, Inc. sec. notes 8s, 2011	630,000	652,050
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	369,000	361,620
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	366,000	384,300
Remington Arms Co., Inc. company
guaranty 10 1/2s, 2011	347,000	298,420
Sbarro, Inc. company guaranty 11s, 2009	552,000	562,350
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	215,000	206,400
Six Flags, Inc. sr. notes 9 5/8s, 2014	275,000	250,250
Young Broadcasting, Inc. company
guaranty 10s, 2011	318,000	283,020
Young Broadcasting, Inc. sr. sub.
notes 8 3/4s, 2014	300,000	250,500
		13,722,038

Energy (4.1%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	1,110,000	1,062,825
Bluewater Finance, Ltd. company
guaranty 10 1/4s, 2012 (Cayman Islands)	408,000	413,100
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)	620,000	595,200
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	903,000	905,258
Comstock Resources, Inc. sr. notes 6
7/8s, 2012	420,000	392,175
Dresser, Inc. company guaranty
9 7/8s, 2011	636,000	645,540
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	595,000	571,200
Forest Oil Corp. sr. notes 8s, 2011	465,000	475,463
Forest Oil Corp. sr. notes 8s, 2008	185,000	188,700
Gazprom OAO 144A notes 9 5/8s,
2013 (Germany)	1,400,000	1,604,750
Harvest Operations Corp. sr.
notes 7 7/8s, 2011 (Canada)	456,000	433,200
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	395,000	366,363
Massey Energy Co. sr. notes 6 5/8s, 2010	639,000	629,415
Newfield Exploration Co. sr. notes
7 5/8s, 2011	620,000	633,950
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2014	294,000	280,035

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Energy continued
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	$555,000	$511,988
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011	381,840	386,935
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014	290,000	292,900
Peabody Energy Corp. sr. notes
5 7/8s, 2016	620,000	568,850
Pemex Finance, Ltd. bonds 9.69s, 2009
(Cayman Islands)	500,500	533,803
Pemex Project Funding Master Trust
company guaranty 10s, 2027	1,000,000	1,195,000
Pemex Project Funding Master Trust
company guaranty 8 5/8s, 2022	405,000	449,550
Pemex Project Funding Master Trust
company guaranty 5 3/4s, 2015	1,490,000	1,372,290
Pemex Project Funding Master Trust 144A
company guaranty 5 3/4s, 2015	1,298,000	1,195,458
PetroHawk Energy Corp 144A
sr. notes 9 1/8s, 2013	620,000	616,900
Plains Exploration & Production Co.
sr. notes 7 1/8s, 2014	553,000	544,705
Plains Exploration & Production Co.
sr. sub. notes 8 3/4s, 2012	481,000	503,848
Pogo Producing Co. sr. sub. notes
Ser. B, 8 1/4s, 2011	595,000	612,850
Pride International, Inc. sr. notes
7 3/8s, 2014	675,000	678,375
Seabulk International, Inc. company
guaranty 9 1/2s, 2013	510,000	563,550
		19,224,176

Financial (1.0%)
Bosphorus Financial Services, Ltd. 144A
sec. FRN 6.97s, 2012 (Cayman Islands)	1,087,000	1,091,202
Crescent Real Estate Equities LP notes
7 1/2s, 2007 (R)	280,000	282,800
Finova Group, Inc. notes 7 1/2s, 2009	334,050	98,545
UBS Luxembourg SA for Sberbank unsec.
sub. notes stepped-coupon 6.23s
(7.429s, 2/11/10), 2015 (Luxembourg) ††	1,040,000	1,007,240
VTB Capital SA bonds 6 1/4s,
2035 (Luxembourg)	695,000	657,123
VTB Capital SA sr. notes 6 1/4s,
2035 (Luxembourg)	400,000	378,200
VTB Capital SA 144A notes 7 1/2s,
2011 (Luxembourg)	1,000,000	1,026,250
		4,541,360

Health Care (1.5%)
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	155,000	147,056
DaVita, Inc. company guaranty
6 5/8s, 2013	135,000	128,250

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Health Care continued
Extendicare Health Services, Inc.
sr. sub. notes 6 7/8s, 2014	$253,000	$264,385
HCA, Inc. debs. 7.19s, 2015	235,000	226,488
HCA, Inc. notes 8.36s, 2024	210,000	210,168
HCA, Inc. notes 6 3/8s, 2015	164,000	151,954
HCA, Inc. notes 6 1/4s, 2013	420,000	392,183
HCA, Inc. notes 5 3/4s, 2014	202,000	180,626
MedQuest, Inc. company guaranty
Ser. B, 11 7/8s, 2012	515,000	481,525
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	630,000	582,750
Service Corporation International
debs. 7 7/8s, 2013	63,000	63,551
Service Corporation International
notes Ser. *, 7.7s, 2009	230,000	231,150
Service Corporation International
sr. notes 6 3/4s, 2016	406,000	373,520
Service Corporation International 144A
sr. notes 8s, 2017	127,000	118,745
Stewart Enterprises, Inc. sr. notes
7 3/4s, 2013	542,000	493,220
Tenet Healthcare Corp. notes
7 3/8s, 2013	325,000	296,563
Tenet Healthcare Corp. sr. notes
9 7/8s, 2014	678,000	678,000
Triad Hospitals, Inc. sr. notes 7s, 2012	655,000	651,725
Triad Hospitals, Inc. sr. sub. notes
7s, 2013	160,000	155,600
US Oncology, Inc. company guaranty
9s, 2012	350,000	364,000
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	433,000	431,918
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	260,000	284,700
Ventas Realty LP/Capital Corp.
company guaranty 6 3/4s, 2010 (R)	153,000	151,470
Ventas Realty LP/Capital Corp. sr.
notes 6 5/8s, 2014 (R)	135,000	130,950
		7,190,497

Technology (0.5%)
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	253,000	258,060
Freescale Semiconductor, Inc.
sr. notes Ser. B, 7 1/8s, 2014	934,000	943,340
Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	160,000	160,800
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	140,000	126,000
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	9,020
SunGard Data Systems, Inc. 144A
sr. unsecd. notes 9 1/8s, 2013	256,000	265,600
Xerox Corp. sr. notes 7 5/8s, 2013	639,000	643,793
		2,406,613

Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (19.5%)* continued

	Principal amount	Value

Transportation (0.1%)
CalAir, LLC/CalAir Capital Corp.
company guaranty 8 1/8s, 2008	$595,000	$577,150

Utilities & Power (1.8%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	50,400
AES Corp. (The) sr. notes 8 3/4s, 2008	28,000	28,910
AES Corp. (The) 144A sec. notes 9s, 2015	436,000	468,700
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	350,000	374,500
ANR Pipeline Co. debs. 9 5/8s, 2021	206,000	240,267
Centrais Electricas Brasileirass SA 144A
sr. notes 7 3/4s, 2015 (Brazil)	452,000	452,588
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	157,325
Colorado Interstate Gas Co. debs.
6.85s, 2037	290,000	291,030
Colorado Interstate Gas Co. sr. notes
5.95s, 2015	78,000	70,885
Edison Mission Energy 144A sr. notes
7 3/4s, 2016	104,000	102,180
Edison Mission Energy 144A sr. notes
7 1/2s, 2013	122,000	119,560
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	172,979
El Paso Production Holding Co.
company guaranty 7 3/4s, 2013	742,000	747,565
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	374,263
Midwest Generation, LLC sec. sr. notes
8 3/4s, 2034	469,000	497,140
Mission Energy Holding Co. sec. notes
13 1/2s, 2008	614,000	684,610
Monongahela Power Co. 1st mtge.
6.7s, 2014	320,000	331,146
Northwestern Corp. sec. notes
5 7/8s, 2014	247,000	241,990
Orion Power Holdings, Inc. sr. notes
12s, 2010	550,000	621,500
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	434,000	435,327
Teco Energy, Inc. notes 7.2s, 2011	150,000	150,938
Teco Energy, Inc. notes 7s, 2012	255,000	253,725
Teco Energy, Inc. sr. notes 6 3/4s, 2015	24,000	23,340
Tennessee Gas Pipeline Co. debs. 7s, 2028	65,000	60,185
Tennessee Gas Pipeline Co. unsecd.
notes 7 1/2s, 2017	127,000	127,080
Transcontinental Gas Pipeline Corp.
debs. 7 1/4s, 2026	350,000	340,813
Utilicorp Canada Finance Corp. company
guaranty 7 3/4s, 2011 (Canada)	466,000	482,310
Utilicorp United, Inc. sr. notes 9.95s, 2011	15,000	16,884
Williams Cos., Inc. (The) notes 8 3/4s, 2032	120,000	130,500
Williams Cos., Inc. (The) notes 7 5/8s, 2019	455,000	461,825
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	128,000	124,800
York Power Funding 144A notes 12s, 2007
(Cayman Islands) (In default) (F) †	179,268	14,951
		8,650,216

Total corporate bonds and notes (cost $93,958,485)		$92,494,996

FOREIGN GOVERNMENT BONDS AND NOTES (18.9%)*

		Principal amount	Value

Argentina (Republic of) FRB
4.889s, 2012		$4,821,250	$4,455,210
Barbados (Government of ) 144A
bonds 6 5/8s, 2035		369,000	333,023
Brazil (Federal Republic of ) bonds
10 1/2s, 2014		798,000	960,792
Brazil (Federal Republic of ) bonds
8 7/8s, 2019		1,890,000	2,079,000
Brazil (Federal Republic of ) bonds
5.502s, 2016		1,005,000	454,919
Brazil (Federal Republic of ) notes
11s, 2012		2,005,000	2,390,963
Brazil (Federal Republic of ) notes
8 3/4s, 2025		1,622,000	1,780,145
Canada (Government of ) bonds
5 1/2s, 2010	CAD	1,800,000	1,677,766
Canada (Government of ) bonds
Ser. WL43, 5 3/4s, 2029	CAD	585,000	607,152
Colombia (Republic of ) notes
10s, 2012		$1,439,000	1,617,436
Colombia (Republic of ) notes
0.005s, 2015		320,000,000	139,968
El Salvador (Republic of ) notes
7.65s, 2035		235,000	225,013
El Salvador (Republic of ) 144A
bonds 7 3/4s, 2023		470,000	488,800
France (Government of ) bonds
5 3/4s, 2032	EUR	2,945,000	4,585,992
France (Government of ) bonds
5 1/2s, 2010	EUR	2,955,000	4,029,202
France (Government of ) bonds
4s, 2009	EUR	920,000	1,186,218
France (Government of ) bonds
Ser. OATe, 3s, 2012	EUR	3,246,870	4,469,099
Germany (Federal Republic of )
bonds Ser. 97, 6s, 2007	EUR	4,710,000	6,175,289
Ireland (Republic of ) bonds
5s, 2013	EUR	5,700,000	7,738,835
Japan (Government of ) bonds
Ser. 239, 0.2s, 2007	JPY	2,700,000,000	23,449,370
Peru (Republic of ) bonds
7.35s, 2025		$415,000	396,325
Philippines (Republic of ) bonds
9 1/2s, 2024		2,140,000	2,386,100
Russia (Federation of ) unsub.
stepped-coupon 5s (7 1/2s,
3/31/07), 2030 ††		1,787,000	1,894,220
Russia (Federation of ) 144A
unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 ††		2,244,575	2,379,250
Russia (Ministry of Finance)
debs. Ser. V, 3s, 2008		1,375,000	1,297,725
South Africa (Republic of )
notes 7 3/8s, 2012		1,075,000	1,109,938
South Africa (Republic of )
notes 6 1/2s, 2014		1,030,000	1,023,820

Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT BONDS AND NOTES (18.9%)* continued

		Principal amount	Value

Spain (Kingdom of ) bonds 5s, 2012	EUR	1,800,000	$2,432,037
Sweden (Government of ) debs.
Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,415,890
United Mexican States bonds
Ser. MTN, 8.3s, 2031		$1,810,000	2,072,450
Venezuela (Republic of ) notes
10 3/4s, 2013		785,000	937,290

Total foreign government
bonds and notes (cost $85,610,316)			$89,189,237

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (5.4%)*

		Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, September 1, 2022		$10,974	$11,386
7s, June 1, 2032		1,058	1,083
6 1/2s, with due dates from
October 1, 2033 to November 1, 2034		284,084	286,204
6s, TBA, July 1, 2036		800,000	787,188
5 1/2s, with due dates from
October 1, 2035 to June 1, 2036		1,559,973	1,497,891
5 1/2s, with due dates from
February 1, 2020 to March 1, 2021		1,632,091	1,601,924
5 1/2s, TBA, July 1, 2036		13,000,000	12,481,015
5s, with due dates from December 1,
2019 to February 1, 2020		585,431	565,422
5s, TBA, July 1, 2021		6,000,000	5,777,344
4 1/2s, with due dates from
October 1, 2020 to May 1, 2034		2,745,939	2,498,944

Total U.S. government agency
mortgage obligations (cost $25,794,309)			$25,508,401

U.S. TREASURY OBLIGATIONS (15.1%)*

		Principal amount	Value
U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$19,695,759
6 1/4s, August 15, 2023		8,570,000	9,453,781
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	15,256,514
3 1/4s, August 15, 2008		12,217,000	11,754,091
U.S. Treasury Strip zero %,
November 15, 2024		40,835,000	15,440,016

Total U.S. treasury obligations
(cost $72,214,777)			$71,600,161

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)*

		Principal amount	Value

Amresco Commercial Mortgage
Funding I Ser. 97-C1, Class G, 7s, 2029		$235,000	$235,570
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	123,247
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	212,665
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1,
8.13s, 2014		111,000	110,779
FRB Ser. 05-BOCA, Class M,
7.299s, 2016		205,000	204,903
FRB Ser. 05-MIB1, Class K,
7.199s, 2022		476,000	468,384
FRB Ser. 05-ESHA, Class K,
6.984s, 2020		531,000	530,996
FRB Ser. 05-BOCA, Class L,
6.899s, 2016		193,000	192,899
FRB Ser. 06-LAQ, Class M, 6.8s, 2021		296,000	296,951
FRB Ser. 06-LAQ, Class L, 6.7s, 2021		247,000	247,000
FRB Ser. 05-BOCA, Class K,
6.549s, 2016		200,000	199,886
Bear Stearns Commercial Mortgage
Securities, Inc. 144A FRB Ser. 05-LXR1,
Class J, 6.849s, 2018		460,000	460,000
Bear Stearns Commercial Mortgage
Securitization Corp. Ser. 00-WF2,
Class F, 8.455s, 2032		189,000	206,766
Broadgate Financing PLC sec. FRB
Ser. D, 5.414s,
2023 (United Kingdom)	GBP	346,125	638,233
Commercial Mortgage
Pass-Through Certificates 144A
FRB Ser. 01-FL5A, Class G, 5.963s,
2013 (acquired 9/26/05, cost $796,000) ‡		$800,000	796,000
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class L,
7.049s, 2020		534,000	533,996
FRB Ser. 05-TFLA, Class K,
6.499s, 2020		291,000	290,998
Ser. 1998-C2, Class F, 6 3/4s, 2030		1,198,000	1,242,322
Ser. 98-C1, Class F, 6s, 2040		758,000	730,970
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	242,979
Deutsche Mortgage & Asset Receiving
Corp. Ser. 98-C1, Class X, Interest only
(IO), 0.985s, 2031		14,930,071	265,949
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		226,150	222,422
Ser. 98-CF2, Class B5, 5.95s, 2031		723,280	647,967
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		212,000	169,600
Ser. 97-CF1, Class B1, 7.91s, 2030		206,000	208,110
European Loan Conduit FRB Ser. 6X,
Class E, 6.402s,
2010 (United Kingdom)	GBP	272,470	504,634

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

		Principal amount	Value

European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.902s,
2010 (United Kingdom)	GBP	100,576	$186,312
FRB Ser. 22A, Class D, 5.502s,
2014 (Ireland)	GBP	371,000	686,090
European Prime Real Estate PLC
144A FRB Ser. 1-A,
Class D, 5.514s, 2014
(United Kingdom)	GBP	264,671	489,358
Fannie Mae
FRB Ser. 05-117, Class GF,
zero %, 2036		$256,574	244,345
IFB Ser. 06-62, Class PS, 9.42s, 2036		507,000	515,338
IFB Ser. 06-42, Class PS, 6.338s, 2036		566,208	529,404
IFB Ser. 05-74, Class CS, 5.383s, 2035		513,713	482,466
IFB Ser. 05-74, Class CP, 5.234s, 2035		450,179	422,624
IFB Ser. 05-76, Class SA, 5.234s, 2034		638,000	592,116
IFB Ser. 06-27, Class SP, 5.051s, 2036		575,000	532,917
IFB Ser. 06-8, Class HP, 5.051s, 2036		724,710	668,127
IFB Ser. 06-8, Class WK, 5.051s, 2036		1,099,696	1,006,063
IFB Ser. 05-106, Class US, 5.051s, 2035		1,093,522	1,024,327
IFB Ser. 05-99, Class SA, 5.051s, 2035		535,269	496,811
IFB Ser. 05-114, Class SP, 4.943s, 2036		306,595	275,840
IFB Ser. 05-95, Class OP, 3.915s, 2035		266,000	220,382
IFB Ser. 05-93, Class AS, 3.569s, 2034		240,604	204,372
IFB Ser. 05-83, Class QP, 3.556s, 2034		171,734	147,398
IFB Ser. 02-36, Class QH, IO,
2.728s, 2029		201,873	2,938
IFB Ser. 03-66, Class SA, IO,
2.328s, 2033		1,015,016	70,259
IFB Ser. 03-48, Class S, IO,
2.228s, 2033		457,960	31,128
IFB Ser. 05-56, Class TP, 2.183s, 2033		200,986	168,624
IFB Ser. 05-113, Class DI, IO,
1.908s, 2036		1,387,509	71,257
IFB Ser. 04-51, Class S0, IO,
1.728s, 2034		258,040	11,531
IFB Ser. 06-65, Class DS, IO,
1.569s, 2036		553,000	24,971
IFB Ser. 05-105, Class S, IO,
1.378s, 2035		759,285	33,931
IFB Ser. 05-95, Class CI, IO,
1.378s, 2035		1,130,899	55,523
IFB Ser. 05-84, Class SG, IO,
1.378s, 2035		1,989,418	96,362
IFB Ser. 05-87, Class SG, IO,
1.378s, 2035		2,509,216	105,898
IFB Ser. 05-69, Class AS, IO,
1.378s, 2035		521,863	25,033
IFB Ser. 05-104, Class NI, IO,
1.378s, 2035		344,014	18,859
IFB Ser. 04-92, Class S, IO,
1.378s, 2034		1,609,773	73,196
IFB Ser. 05-104, Class SI, IO,
1.378s, 2033		2,587,422	122,279

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-83, Class QI, IO,
1.368s, 2035	$283,880	$15,869
IFB Ser. 05-92, Class SC, IO,
1.358s, 2035	2,658,662	127,578
IFB Ser. 06-20, Class PI, IO,
1.358s, 2030	2,376,962	72,822
IFB Ser. 05-83, Class SL, IO,
1.348s, 2035	5,177,177	218,293
IFB Ser. 06-20, Class IG, IO,
1.328s, 2036	7,070,098	281,145
IFB Ser. 06-8, Class NS, IO,
1.308s, 2036	3,343,521	158,131
IFB Ser. 06-45, Class SM, IO,
1.278s, 2036	1,714,485	72,334
IFB Ser. 06-20, Class IB, IO,
1.268s, 2036	3,029,776	115,307
IFB Ser. 05-95, Class OI, IO,
1.268s, 2035	159,445	8,705
IFB Ser. 06-42, Class CI, IO,
1.228s, 2036	5,443,582	232,113
IFB Ser. 03-112, Class SA, IO,
1.178s, 2028	987,538	26,148
IFB Ser. 05-67, Class BS, IO,
0.828s, 2035	1,331,078	38,892
IFB Ser. 05-74, Class SE, IO,
0.778s, 2035	1,574,190	34,976
IFB Ser. 05-87, Class SE, IO,
0.728s, 2035	9,957,470	211,528
IFB Ser. 04-54, Class SW, IO,
0.678s, 2033	611,404	12,354
Ser. 06-20, Class IP, IO, 8s, 2030	316,928	67,058
Ser. 04-W8, Class 3A, 7 1/2s, 2044	335,488	347,667
Ser. 04-W2, Class 5A, 7 1/2s, 2044	1,140,203	1,181,216
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	282,870	292,952
Ser. 03-W4, Class 4A, 7 1/2s, 2042	88,260	91,043
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	221,562	228,990
Ser. 02-T19, Class A3, 7 1/2s, 2042	188,350	194,675
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,668	2,757
Ser. 02-W1, Class 2A, 7 1/2s, 2042	364,137	374,784
Ser. 02-14, Class A2, 7 1/2s, 2042	1,616	1,668
Ser. 01-T10, Class A2, 7 1/2s, 2041	258,245	266,092
Ser. 02-T4, Class A3, 7 1/2s, 2041	884	911
Ser. 01-T8, Class A1, 7 1/2s, 2041	1,790	1,842
Ser. 01-T7, Class A1, 7 1/2s, 2041	1,018,827	1,047,799
Ser. 01-T3, Class A1, 7 1/2s, 2040	155,427	159,940
Ser. 01-T1, Class A1, 7 1/2s, 2040	491,839	506,779
Ser. 99-T2, Class A1, 7 1/2s, 2039	200,030	207,068
Ser. 00-T6, Class A1, 7 1/2s, 2030	98,403	101,201
Ser. 02-W7, Class A5, 7 1/2s, 2029	149,448	154,368
Ser. 01-T4, Class A1, 7 1/2s, 2028	461,701	478,808
Ser. 02-W3, Class A5, 7 1/2s, 2028	560	578
Ser. 01-T10, Class A1, 7s, 2041	894,832	912,189

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

	Principal amount	Value

Fannie Mae
Ser. 03-W17, Class 12, IO, 1.154s,
2033	$2,530,701	$73,939
Ser. 03-W10, Class 1A, IO, 1.11s,
2043	3,905,779	55,065
Ser. 03-W10, Class 3A, IO, 1.087s,
2043	4,701,800	74,389
Ser. 00-T6, IO, 0.753s, 2030	4,378,882	62,946
Ser. 02-T18, IO, 0.524s, 2042	6,961,426	81,149
Ser. 05-113, Class DO, Principal
only (PO), zero %, 2036	213,273	163,931
Ser. 363, Class 1, PO, zero %, 2035	3,236,262	2,203,664
Ser. 361, Class 1, PO, zero %, 2035	2,387,324	1,743,991
Ser. 04-38, Class AO, PO,
zero %, 2034	381,895	267,326
Ser. 342, Class 1, PO, zero %, 2033	207,516	150,284
Ser. 02-82, Class TO, PO,
zero %, 2032	153,482	113,409
Ser. 04-61, Class CO, PO,
zero %, 2031	342,000	249,233
Ser. 99-51, Class N, PO,
zero %, 2029	77,282	61,053
Ser. 99-52, Class MO, PO,
zero %, 2026	2,679	2,617
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	369,260	382,969
Ser. T-58, Class 4A, 7 1/2s, 2043	3,756	3,879
Ser. T-41, Class 3A, 7 1/2s, 2032	888,148	915,457
Ser. T-60, Class 1A2, 7s, 2044	1,696,876	1,735,626
Ser. T-57, Class 1AX, IO, 0.454s, 2043	2,047,492	19,595
FFCA Secured Lending Corp. Ser. 00-1,
Class X, IO, 1.408s, 2020	5,669,894	314,818
First Union Commercial Mortgage Trust
144A Ser. 99-C1, Class G, 5.35s, 2035	351,000	214,549
First Union-Lehman Brothers
Commercial Mortgage Trust II Ser. 97-C2,
Class G, 7 1/2s, 2029	447,000	478,704
Freddie Mac
FRB Ser. 3022, Class TC, zero %, 2035	121,178	148,481
FRB Ser. 2986, Class XT, zero %, 2035	75,952	84,876
FRB Ser. 3046, Class WF, zero %, 2035	173,085	174,651
FRB Ser. 3054, Class XF, zero %, 2034	73,049	78,448
IFB Ser. 2963, Class SV, 7.805s, 2034	231,000	219,179
IFB Ser. 2763, Class SC, 7.805s, 2032	312,497	305,572
IFB Ser. 3081, Class DC, 5.766s, 2035	431,042	384,764
IFB Ser. 3114, Class GK, 5.605s, 2036	282,444	253,515
IFB Ser. 2996, Class SA, 5.503s, 2035	375,017	326,030
IFB Ser. 2979, Class AS, 5.211s, 2034	191,138	177,042
IFB Ser. 3072, Class SA, 5.065s, 2035	165,890	143,339
IFB Ser. 3072, Class SM, 4.735s, 2035	266,823	226,904
IFB Ser. 3072, Class SB, 4.588s, 2035	251,299	212,397
IFB Ser. 3065, Class DC, 4.264s, 2035	646,442	545,076
IFB Ser. 3050, Class SA, 3.878s, 2034	460,341	390,580

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 2770, Class SH, IO,
1.901s, 2034	$1,306,579	$80,588
IFB Ser. 2828, Class TI, IO,
1.851s, 2030	631,775	34,846
IFB Ser. 3033, Class SF, IO,
1.601s, 2035	938,553	30,210
IFB Ser. 3028, Class ES, IO,
1.551s, 2035	3,116,041	173,133
IFB Ser. 3042, Class SP, IO,
1.551s, 2035	723,473	40,442
IFB Ser. 3045, Class DI, IO,
1.531s, 2035	4,327,837	163,809
IFB Ser. 3054, Class CS, IO,
1.501s, 2035	725,168	27,875
IFB Ser. 3107, Class DC, IO,
1.501s, 2035	3,215,390	177,303
IFB Ser. 3066, Class SI, IO,
1.501s, 2035	2,107,828	111,774
IFB Ser. 3031, Class BI, IO,
1.491s, 2035	601,595	34,180
IFB Ser. 3067, Class SI, IO,
1.451s, 2035	2,447,090	136,711
IFB Ser. 3114, Class TS, IO,
1.451s, 2030	4,260,674	158,221
IFB Ser. 3114, Class BI, IO,
1.451s, 2030	1,828,437	56,879
IFB Ser. 3174, Class BS, IO,
1.44s, 2036	2,634,400	91,143
IFB Ser. 3065, Class DI, IO,
1.421s, 2035	472,219	24,706
IFB Ser. 3081, Class DI, IO,
1.281s, 2035	607,778	26,566
IFB Ser. 3016, Class SP, IO,
0.911s, 2035	623,628	14,711
IFB Ser. 3016, Class SQ, IO,
0.911s, 2035	1,469,937	36,748
IFB Ser. 2937, Class SY, IO,
0.901s, 2035	592,306	15,430
IFB Ser. 2815, Class S, IO,
0.801s, 2032	1,442,549	30,519
Ser. 3114, Class BL, IO,
7 1/2s, 2030	121,895	24,557
Ser. 236, PO, zero %, 2036	572,974	410,044
Ser. 3045, Class DO, PO,
zero %, 2035	330,948	246,425
Ser. 231, PO, zero %, 2035	5,188,907	3,589,746
Ser. 228, PO, zero %, 2035	2,225,472	1,598,035
Ser. 215, PO, zero %, 2031	157,960	129,164
Ser. 2235, PO, zero %, 2030	175,384	131,702
GE Capital Commercial Mortgage
Corp. 144A
Ser. 00-1, Class F, 7.786s, 2033	134,000	139,939
Ser. 00-1, Class G, 6.131s, 2033	468,000	407,050

Putnam VT Diversified Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

		Principal amount	Value

GMAC Commercial Mortgage Securities,
Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		$418,345	$416,544
Government National
Mortgage Association
IFB Ser. 05-66, Class SP, 3.473s, 2035		389,100	325,793
IFB Ser. 06-26, Class S, IO, 1.42s, 2036		893,000	36,456
IFB Ser. 05-65, Class SI, IO,
1.083s, 2035		1,605,745	52,704
IFB Ser. 05-68, Class SI, IO,
1.033s, 2035		5,279,545	186,591
IFB Ser. 06-14, Class S, IO,
0.983s, 2036		1,550,786	46,584
IFB Ser. 05-51, Class SJ, IO,
0.933s, 2035		1,571,982	50,761
IFB Ser. 05-68, Class S, IO,
0.933s, 2035		3,099,319	97,838
Ser. 99-31, Class MP, PO,
zero %, 2029		258,258	210,653
Ser. 98-2, Class EA, PO,
zero %, 2028		74,166	56,163
GS Mortgage Securities Corp. II 144A FRB
Ser. 03-FL6A, Class L, 8.449s, 2015		178,000	179,001
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	182,592
Ser. 98-C4, Class J, 5.6s, 2035		379,000	329,825
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 8.934s, 2014		567,000	566,476
Mach One Commercial Mortgage
Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		463,000	369,170
Ser. 04-1A, Class K, 5.45s, 2040		167,000	129,582
Ser. 04-1A, Class L, 5.45s, 2040		76,000	54,008
Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.139s, 2028		3,193,099	143,565
Morgan Stanley Capital I Ser. 98-CF1,
Class E, 7.35s, 2032		915,000	906,840
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F7, 6s, 2039		1,380,000	944,845
Mortgage Capital Funding, Inc. Ser. 97-
MC2, Class X, IO, 1.402s, 2012		1,856,891	15,813
Permanent Financing PLC FRB Ser. 8,
Class 2C, 5.7s, 2042 (United Kingdom)		433,000	432,838
PNC Mortgage Acceptance Corp.
144A Ser. 00-C1, Class J, 6 5/8s, 2010		157,000	145,439
Quick Star PLC FRB Ser. 1, Class D,
5.527s, 2011 (United Kingdom)	GBP	291,664	539,374
SBA CMBS Trust 144A Ser. 05-1A,
Class E, 6.706s, 2035		$222,000	217,256
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)		133,000	109,148
Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)		158,000	118,568
Ser. 04-1A, Class M, 5s, 2018
(Cayman Islands)		143,000	117,260

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)* continued

		Principal amount	Value

STRIPS 144A
Ser. 04-1A, Class N, 5s, 2018
(Cayman Islands)		$137,000	$102,884
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D,
5.702s, 2014 (Ireland)	GBP	463,968	858,016
FRB Ser. 05-CT2A, Class E,
5.677s, 2014 (Ireland)	GBP	251,000	464,174
FRB Ser. 04-2A, Class D,
3.664s, 2014 (Ireland)	EUR	269,515	344,574
FRB Ser. 04-2A, Class C,
3.264s, 2014 (Ireland)	EUR	122,335	156,405
URSUS EPC 144A FRB Ser. 1-A,
Class D, 5.542s, 2012 (Ireland)	GBP	311,931	576,854
Wachovia Bank Commercial
Mortgage Trust 144A FRB Ser. 05-
WL5A, Class L, 8.499s, 2018		$363,000	362,328

Total collateralized mortgage
obligations (cost $61,216,257)			$58,895,710

ASSET-BACKED SECURITIES (11.0%)*

		Principal amount	Value

Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034		$1,062	$1,058
Americredit Automobile Receivables
Trust 144A Ser. 05-1, Class E, 5.82s, 2012		270,409	269,976
Ameriquest Finance NIM Trust 144A
Ser. 04-RN9, Class N2, 10s, 2034
(Cayman Islands)		235,000	218,550
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		326,000	322,487
Ser. 04-1A, Class E, 6.42s, 2039		175,000	168,244
Asset Backed Funding Corp. NIM Trust
144A Ser. 04-0PT5, Class N1, 4.45s,
2034 (Cayman Islands)		1,009	1,008
Asset Backed Securities Corp. Home
Equity Loan Trust 144A
FRB Ser. 06-HE2, Class M10,
7.823s, 2036		124,000	111,512
FRB Ser. 06-HE2, Class M11,
7.823s, 2036		196,000	158,889
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1, 5.967s, 2033		243,360	243,721
Bank One Issuance Trust FRB Ser. 03-C4,
Class C4, 6.229s, 2011		270,000	275,094
Bear Stearns Asset Backed Securities NIM
Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034
(Cayman Islands)		20,069	19,943
Ser. 04-HE6, Class A1, 5 1/4s, 2034
(Cayman Islands)		10,887	10,887
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		7,346	7,346
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9,
7.073s, 2035		135,000	109,519
Ser. 04-FR3, Class M6, 8.573s, 2034		223,000	222,721

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (11.0%)* continued

	Principal amount	Value

Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
7.573s, 2036	$216,000	$196,425
Bombardier Capital Mortgage
Securitization Corp.
FRB Ser. 00-A, Class A1, 5.359s, 2030	129,044	73,555
Ser. 00-A, Class A2, 7.575s, 2030	121,181	84,423
Ser. 00-A, Class A4, 8.29s, 2030	445,027	316,664
Ser. 99-B, Class A3, 7.18s, 2015	846,410	554,928
Ser. 99-B, Class A4, 7.3s, 2016	579,824	388,919
Broadhollow Funding, LLC 144A FRB
Ser. 04-A, Class Sub, 6.57s, 2009	500,000	505,800
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.549s,
2011 (Cayman Islands)	30,367	31,057
FRB Ser. 04-AA, Class B4, 10.699s,
2011 (Cayman Islands)	125,238	130,919
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 6.279s, 2010	110,000	111,919
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	35,927	35,750
Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	45,000	42,360
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11,
7.823s, 2035	222,000	184,598
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M12,
7.373s, 2035	333,000	266,101
FRB Ser. 06-WMC1, Class M10,
8.823s, 2035	66,000	59,011
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1,
6.859s, 2033	241,000	91,580
Ser. 00-1, Class A5, 8.06s, 2031	854,000	730,586
Ser. 00-2, Class A4, 8.48s, 2030	64,530	64,215
Ser. 00-2, Class A5, 8.85s, 2030	581,000	486,255
Ser. 00-4, Class A4, 7.73s, 2031	463,826	435,755
Ser. 00-4, Class A5, 7.97s, 2032	187,000	148,367
Ser. 00-4, Class A6, 8.31s, 2032	2,680,000	2,256,179
Ser. 00-5, Class A6, 7.96s, 2032	36,000	30,339
Ser. 00-5, Class A7, 8.2s, 2032	154,000	130,207
Ser. 00-6, Class A5, 7.27s, 2032	78,000	70,335
Conseco Finance Securitizations Corp.
Ser. 01-1, Class A5, 6.99s, 2032	97,000	87,451
Ser. 01-3, Class A3, 5.79s, 2033	4,609	4,600
Ser. 01-3, Class A4, 6.91s, 2033	2,422,000	2,263,018
Ser. 01-3, Class M2, 7.44s, 2033	103,528	9,317
Ser. 01-4, Class A4, 7.36s, 2033	209,000	200,384
Ser. 01-4, Class B1, 9.4s, 2033	17,743	89
Ser. 02-1, Class A, 6.681s, 2033	1,312,842	1,311,710
Consumer Credit Reference IDX
Securities 144A FRB Ser. 02-1A,
Class A, 7.437s, 2007	697,000	707,455

ASSET-BACKED SECURITIES (11.0%)* continued

		Principal amount	Value

Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, zero %, 2046		$4,447,000	$232,773
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		43,825	43,721
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		21,499	21,066
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.304s, 2035		295,021	290,550
Ser. 05-2, Class 2X, IO, 1.16s, 2035		5,370,830	116,648
Ser. 06-0A5, Class X, IO, 1.167s, 2046		3,662,054	179,670
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035##		2,566,322	61,351
Crest, Ltd. 144A Ser. 03-2A, Class E2,
8s, 2038 (Cayman Islands)		361,000	340,636
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031		197,000	198,005
First Chicago Lennar Trust 144A Ser. 97-
CHL1, Class E, 7.619s, 2039		1,380,000	1,399,191
First Franklin Mortgage Loan NIM Trust
144A Ser. 04-FF10, Class N1, 4.45s,
2034 (Cayman Islands)		4,851	4,844
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		22,535	22,432
Ser. 04-3, Class B, 7 1/2s, 2034		34,408	31,913
Gears Auto Owner Trust Ser. 05-AA,
Class E1, 8.22s, 2012		502,000	491,564
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.38s,
2042 (United Kingdom)		280,000	281,284
FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (United Kingdom)	EUR	1,225,000	1,618,786
FRB Ser. 03-2, Class 3C, 6.18s,
2043 (United Kingdom)	GBP	920,000	1,749,164
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$535,919	510,160
Ser. 94-4, Class B2, 8.6s, 2019		280,946	204,741
Ser. 94-6, Class B2, 9s, 2020		680,291	588,345
Ser. 95-4, Class B1, 7.3s, 2025		289,077	284,922
Ser. 95-8, Class B1, 7.3s, 2026		285,417	222,888
Ser. 95-F, Class B2, 7.1s, 2021		61,973	62,089
Ser. 96-8, Class M1, 7.85s, 2027		304,000	252,467
Ser. 97-6, Class M1, 7.21s, 2029		125,000	95,625
Ser. 99-3, Class A5, 6.16s, 2031		31,300	31,496
Ser. 99-3, Class A7, 6.74s, 2031		541,000	509,138
Ser. 99-5, Class A5, 7.86s, 2030		3,480,000	3,006,743
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		2,055,135	1,867,663
Ser. 99-5, Class A4, 7.59s, 2028		75,313	75,917
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011		298,512	296,935
GSAMP Trust 144A
Ser. 04-NIM1, Class N2,
zero %, 2034		261,688	192,733
Ser. 04-NIM2, Class N,
4 7/8s, 2034		132,078	131,510

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (11.0%)* continued

		Principal amount	Value

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO,
1.148s, 2035##		$18,055,234	$417,528
Ser. 06-RP1, Class 1AS, IO,
0.868s, 2036##		2,584,117	44,818
Guggenheim Structured Real Estate
Funding, Ltd. FRB Ser. 05-1A, Class E,
7.123s, 2030 (Cayman Islands)		281,000	281,000
Guggenheim Structured Real Estate
Funding, Ltd. 144A FRB Ser. 05-2A,
Class E, 7.323s, 2030 (Cayman Islands)		289,000	291,052
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035		251,965	243,387
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040
(United Kingdom)		170,000	170,016
FRB Ser. 8, Class 2C, 5.788s, 2040
(United Kingdom)		192,000	192,346
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 8.073s,
2037 (Cayman Islands)		1,135,000	1,135,000
FRB Ser. 03-1A, Class EFL, 8.302s,
2036 (Cayman Islands)		660,000	700,374
Long Beach Mortgage Loan Trust
FRB Ser. 06-2, Class M10, 7.823s, 2036		232,000	192,850
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		581,545	13,085
Long Beach Mortgage Loan Trust 144A
FRB Ser. 06-2, Class B, 7.823s, 2036		232,000	180,380
Lothian Mortgages PLC 144A FRB
Ser. 3A, Class D, 5.43s, 2039
(United Kingdom)	GBP	700,000	1,294,510
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class B1, 8.573s, 2032		$925,076	647,553
MASTR Adjustable Rate Mortgages
Trust Ser. 04-13, Class 3A6,
3.786s, 2034		190,000	179,754
MASTR Asset Backed Securities
NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034
(Cayman Islands)		86,228	86,228
Ser. 04-HE1A, Class Note,
5.191s, 2034 (Cayman Islands)		6,914	6,877
MBNA Credit Card Master Note
Trust FRB Ser. 03-C5, Class C5,
6.379s, 2010		110,000	112,053
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1,
5.296s, 2035		382,422	376,745
Ser. 03-WM3N, Class N1, 8s, 2034		3,208	3,164
Merrill Lynch Mortgage
Investors, Inc. 144A Ser. 04-FM1N,
Class N1, 5s, 2035 (Cayman Islands)		7,965	7,873
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		118,132	114,334

ASSET-BACKED SECURITIES (11.0%)* continued

		Principal amount	Value

Morgan Stanley ABS Capital I FRB
Ser. 04-HE8,
Class B3, 8.523s, 2034		$181,000	$183,830
Morgan Stanley Auto Loan Trust
144A Ser. 04-HB2, Class E, 5s, 2012		125,104	122,760
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.998s, 2031		59,090	31,318
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.412s, 2035		1,436,105	1,427,242
N-Star Real Estate CDO, Ltd. 144A
FRB Ser. 04-2A, Class C1, 7.341s, 2039
(Cayman Islands)		500,000	514,063
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		79,102	76,405
Ser. 05-A, Class C, 4.84s, 2014		189,495	185,076
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		134,164	104,350
Ser. 00-D, Class A4, 7.4s, 2030		709,000	449,277
Ser. 01-C, Class A2, 5.92s, 2017		973,962	510,284
Ser. 01-D, Class A4, 6.93s, 2031		456,418	319,718
Ser. 01-E, Class A2, 5.05s, 2019		785,706	596,674
Ser. 02-A, Class A2, 5.01s, 2020		126,150	95,719
Ser. 02-B, Class A4, 7.09s, 2032		344,000	298,267
Ser. 02-C, Class A1, 5.41s, 2032		1,258,277	1,056,069
Ser. 95-B, Class B1, 7.55s, 2021		150,000	99,000
Ser. 99-B, Class A4, 6.99s, 2026		977,123	841,798
Ser. 99-D, Class A1, 7.84s, 2029		887,186	767,721
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030		189,739	165,010
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.664s,
2018 (Ireland)		627,000	663,993
FRB Ser. 05-A, Class D, 6.664s,
2012 (Ireland)		175,000	174,930
FRB Ser. 05-A, Class E, 9.764s,
2012 (Ireland)		176,000	175,912
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.823s, 2035		290,000	254,634
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10,
7.823s, 2034		111,000	101,460
FRB Ser. 05-WCW2, Class M11,
7.823s, 2035		111,000	85,470
People’s Choice Net Interest Margin
Note 144A Ser. 04-2, Class B, 5s, 2034		80,000	78,830
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042
(United Kingdom)		280,000	283,351
FRB Ser. 6, Class 3C, 5.4s, 2042
(United Kingdom)	GBP	686,000	1,268,620
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B,
8.073s, 2035		$288,000	254,269
Ser. 04-N10B, Class A1, 5s, 2034		42,680	42,493

Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (11.0%)* continued

		Principal amount	Value

Residential Mortgage Securities 144A
FRB Ser. 20A, Class B1A, 5.433s,
2038 (United Kingdom)	GBP	100,000	$183,931
Rural Housing Trust Ser. 87-1,
Class D, 6.33s, 2026		$59,669	59,622
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s,
2033 (Cayman Islands)		42,232	24,000
Ser. 03-3, Class A, 7 3/4s,
2033 (Cayman Islands)		14,931	10,135
Ser. 03-5, Class A, 7.35s,
2033 (Cayman Islands)		11,160	7,959
Ser. 03-6A, Class A, 7s,
2033 (Cayman Islands)		2,820	1,714
Ser. 03-7A, Class A, 7s,
2033 (Cayman Islands)		17,748	12,921
Ser. 03-8A, Class A, 7s,
2033 (Cayman Islands)		6,190	990
Ser. 03-9A, Class A, 7s,
2033 (Cayman Islands)		8,206	985
Ser. 03-BC2A, Class A, 7 3/4s,
2033 (Cayman Islands)		59,661	12,529
Ser. 04-10A, Class A, 5s,
2034 (Cayman Islands)		59,326	59,101
Ser. 04-8A, Class A, 5s,
2034 (Cayman Islands)		3,141	3,137
Ser. 04-AA, Class A, 4 1/2s,
2034 (Cayman Islands)		9,352	9,325
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %,
2033 (Cayman Islands)		233,642	28,037
Ser. 05-WF1A, Class A, 4 3/4s,
2035 (Cayman Islands)		86,813	86,206
Sharps SP I, LLC Net Interest
Margin Trust 144A
Ser. 04-HE2N, Class NA, 5.43s,
2034 (Cayman Islands)		7,206	7,098
Ser. 04-HS1N, Class Note, 5.92s,
2034 (Cayman Islands)		3,117	3,117
Soundview Home Equity Loan Trust
144A FRB Ser. 05-4, Class M10,
7.823s, 2036		284,000	246,024
South Coast Funding 144A FRB
Ser. 3A, Class A2, 6.36s, 2038
(Cayman Islands)		120,000	120,108
Structured Asset Investment Loan
Trust 144A
FRB Ser. 05-HE3, Class M11,
7.823s, 2035		319,000	258,558
FRB Ser. 06-BNC2, Class B1,
7.823s, 2036		235,000	209,177
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 5.575s, 2015		1,342,650	1,342,231
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038 (Cayman Islands)		395,000	392,418

ASSET-BACKED SECURITIES (11.0%)* continued

	Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A
Ser. 02-1A, Class IV, 6.84s, 2037
(Cayman Islands)	$351,000	$341,568
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	86,550	86,561
Wells Fargo Mortgage Backed
Securities Trust Ser. 05-AR13, Class 1A4,
IO, 0.742s, 2035	11,456,969	234,066
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 6s, 2044
(United Kingdom)	541,000	540,865
Whole Auto Loan Trust 144A Ser. 04-1,
Class D, 5.6s, 2011	134,424	133,317

Total asset-backed securities
(cost $52,936,448)		$51,903,366

SENIOR LOANS (8.3%)* (c)

	Principal amount	Value

Basic Materials (0.7%)
Georgia-Pacific Corp. bank term
loan FRN Ser. B, 7.161s, 2013	$598,500	$597,191
Graphic Packaging Corp. bank term
loan FRN Ser. C, 7.515s, 2010	131,094	132,077
Hercules, Inc. bank term loan FRN
Ser. B, 6.526s, 2010	171,063	171,105
Huntsman International, LLC bank
term loan FRN Ser. B, 7.044s, 2012	566,579	563,480
Innophos, Inc. bank term loan
FRN 7.27s, 2010	180,766	180,879
Nalco Co. bank term loan FRN
Ser. B, 6.912s, 2010	212,465	212,146
Novelis, Inc. bank term loan FRN
7.38s, 2012	224,272	224,553
Novelis, Inc. bank term loan FRN
Ser. B, 7.38s, 2012	389,525	390,012
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E, 7.126s, 2012	889,760	890,625
		3,362,068

Capital Goods (0.5%)
Allied Waste Industries, Inc. bank
term loan FRN Ser. A, 4.88s, 2012	51,640	51,364
Allied Waste Industries, Inc. bank
term loan FRN Ser. B, 6.759s, 2012	132,662	131,938
Graham Packaging Corp. bank term
loan FRN Ser. B, 7.213s, 2011	296,985	297,208
Hexcel Corp. bank term loan FRN
Ser. B, 6.813s, 2012	416,754	416,927
Invensys, PLC bank term loan FRN
Ser. B-1, 8.501s, 2009 (United Kingdom)	27,817	27,817
Mueller Group, Inc. bank term loan
FRN Ser. B, 7.364s, 2012	453,566	455,348
Solo Cup Co. bank term loan FRN
7.532s, 2011	122,188	122,493

Putnam VT Diversified Income Fund

SENIOR LOANS (8.3%)* (c) continued

	Principal amount	Value

Capital Goods continued
Terex Corp. bank term loan FRN
7.059s, 2009	$99,225	$99,225
Terex Corp. bank term loan FRN
Ser. C, 7.559s, 2009	545,747	548,476
Transdigm, Inc. bank term loan
FRN 7s, 2013	150,000	150,000
		2,300,796

Communication Services (0.6%)
Centennial Cellular Operating Co.,
LLC bank term loan FRN Ser. B,
7.248s, 2011	324,895	325,707
Consolidated Communications
Holdings bank term loan FRN
Ser. D, 6.78s, 2011	107,615	107,211
Intelsat Bermuda, Ltd. bank term
loan FRN Ser. B, 6 3/4s,
2011 (Bermuda)	445,477	445,292
Level 3 Communications, Inc.
bank term loan FRN 8s, 2011	200,000	199,750
Madison River Capital, LLC bank
term loan FRN Ser. B, 7.26s, 2012	594,254	594,997
PanAmSat Corp. bank term loan
FRN Ser. B1, 7.184s, 2010	68,950	68,933
Syniverse Holdings, Inc. bank term
loan FRN Ser. B, 6.73s, 2012	296,449	296,449
Valor Telecommunications
Enterprises, LLC/Finance Corp.
bank term loan FRN Ser. B, 6.753s, 2012	593,667	593,419
Windstream Corp. bank term
loan FRN Ser. B, 5 3/4s, 2013	220,000	220,458
		2,852,216

Consumer Cyclicals (1.8%)
Adams Outdoor Advertising, LP
bank term loan FRN 6.846s, 2012	570,978	572,167
Affinion Group, Inc. bank term loan
FRN Ser. B, 7.925s, 2013	750,831	753,412
Boise Cascade Corp. bank term loan
FRN Ser. D, 6 3/4s, 2011	131,281	131,415
Boyd Gaming Corp. bank term loan
FRN Ser. B, 6.545s, 2010	494,949	494,949
CCM Merger, Inc. bank term loan
FRN Ser. B, 7.417s, 2012	594,002	591,626
Coinmach Service Corp. bank term
loan FRN Ser. B-1, 7.715s, 2012	149,697	150,134
Dex Media West, LLC bank term
loan FRN Ser. B1, 6.631s, 2010 (U)	441,559	438,523
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 6.757s, 2010	137,562	136,780
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 7.954s, 2010	175,000	175,547
IESI Corp. bank term loan FRN
Ser. B, 6.842s, 2011	525,000	524,672

SENIOR LOANS (8.3%)* (c) continued

	Principal amount	Value

Consumer Cyclicals continued
Landsource, Inc. bank term loan
FRN Ser. B, 7.688s, 2010	$50,000	$50,063
Neiman Marcus Group, Inc. bank
term loan FRN Ser. B, 7.77s, 2013	237,342	238,677
Penn National Gaming, Inc. bank
term loan FRN Ser. B, 6.899s, 2012	148,875	149,185
PRIMEDIA, Inc. bank term loan
FRN Ser. B, 7.38s, 2013	149,250	147,235
R.H. Donnelley Finance Corp. bank
term loan FRN Ser. D, 6.683s, 2011	210,282	209,155
R.H. Donnelley, Inc. bank term loan
FRN Ser. D, 5.696s, 2011	349,116	347,246
R.H. Donnelley, Inc. bank term loan
FRN Ser. D1, 6.85s, 2011	298,485	296,582
Raycom Media, Inc. bank term loan
FRN Ser. B, 6 1/2s, 2013	298,442	296,204
Sealy Corp. bank term loan FRN
Ser. D, 7.098s, 2012	190,166	190,226
Standard-Pacific Corp. bank term
loan FRN Ser. B, 6.671s, 2013	150,000	148,688
Sun Media Corp. bank term loan FRN
Ser. B, 7.126s, 2009 (Canada)	150,291	150,040
Trump Hotel & Casino Resort, Inc. bank
term loan FRN Ser. B-1, 8.034s, 2012	124,063	124,915
Trump Hotel & Casino Resort, Inc. bank
term loan FRN Ser. DD, 5.62s, 2012 (U)	124,375	125,230
TRW Automotive, Inc. bank term loan
FRN Ser. B, 6 1/4s, 2010	420,150	419,217
TRW Automotive, Inc. bank term
loan FRN Ser. B2, 6.813s, 2010	89,775	89,775
Venetian Casino Resort, LLC bank
term loan FRN Ser. B, 6.73s, 2011	490,199	490,199
Venetian Casino Resort, LLC bank
term loan FRN Ser. DD, 6.73s, 2011	101,072	101,072
Veterinary Centers of America, Inc.
bank term loan FRN Ser. B, 6 5/8s, 2011	206,894	206,894
Visant Holding Corp. bank term loan
FRN Ser. C, 7.318s, 2010	587,064	588,777
Wembley, Inc. bank term loan FRN
6.991s, 2011 (United Kingdom)	99,500	99,438
William Carter Holdings, Co. (The)
bank term loan FRN Ser. B, 6.703s, 2012	78,779	78,615
		8,516,658

Consumer Staples (2.5%)
AMC Entertainment, Inc. bank term
loan FRN Ser. B, 7.216s, 2013	149,250	149,623
Ashtead Group PLC bank term loan FRN
Ser. B, 6.938s, 2009 (United Kingdom)	198,000	198,000
Avis Budget Car Rental bank term loan
FRN Ser. B, 6.35s, 2012	250,000	247,906
Burger King Corp. bank term loan FRN
Ser. B-1, 6 1/2s, 2013	221,289	220,771
Burlington Coat Factory Warehouse Corp.
bank term loan FRN Ser. B, 7.53s, 2013	249,375	241,627

Putnam VT Diversified Income Fund

SENIOR LOANS (8.3%)* (c) continued

	Principal amount	Value

Consumer Staples continued
Cablevision Systems Corp. bank term loan
FRN Ser. B, 6.886s, 2013	$798,000	$793,594
CBRL Group, Inc. bank term loan FRN
Ser. B, 6.63s, 2013	87,793	87,420
CBRL Group, Inc. bank term loan FRN
Ser. DD, 5 3/4s, 2007 (U)	12,207	12,169
Cebridge Connections, Inc. bank term
loan FRN Ser. B, 7.379s, 2013	250,000	248,393
Century Cable Holdings bank term
loan FRN 10 1/4s, 2009	900,000	860,143
Charter Communications bank term
loan FRN Ser. B, 7.755s, 2013	777,016	778,159
Cinemark, Inc. bank term loan FRN
Ser. C, 6.895s, 2011	197,975	197,789
Constellation Brands, Inc. bank term
loan FRN Ser. B, 6.786s, 2013	97,202	97,427
Constellation Brands, Inc. bank term
loan FRN Ser. B, 6.556s, 2011	594,254	595,633
DirecTV Holdings, LLC bank term loan
FRN Ser. B, 6.794s, 2013	433,333	433,033
Gray Television, Inc. bank term loan
FRN Ser. B, 6.49s, 2012	99,500	99,438
Insight Midwest, LP/Insight Capital, Inc.
bank term loan FRN 7s, 2009	68,250	68,214
Jack-in-the-Box, Inc. bank term loan
FRN 6.613s, 2008	148,106	148,415
Jean Coutu Group, Inc. bank term loan
FRN Ser. B, 7 5/8s, 2011 (Canada)	363,483	363,686
Mediacom Communications Corp. bank
term loan FRN Ser. C, 6.921s, 2015	591,260	588,937
Mediacom Communications Corp. bank
term loan FRN Ser. DD, 7.38s, 2015	90,000	89,588
MGM Studios, Inc. bank term loan FRN
Ser. B, 7.229s, 2011	698,250	701,107
Olympus Cable Holdings, LLC bank term
loan FRN Ser. B, 10 1/4s, 2010	440,000	420,269
Regal Cinemas, Inc. bank term loan FRN
Ser. B, 7s, 2010	589,819	588,813
Reynolds American, Inc. bank term loan
FRN Ser. B, 7.256s, 2012	150,000	150,398
Six Flags, Inc. bank term loan FRN Ser. B,
7.317s, 2009	330,039	331,336
Spanish Broadcasting Systems, Inc. bank
term loan FRN 6.73s, 2012	341,541	340,972
Spectrum Brands, Inc. bank term loan
FRN Ser. B, 8.115s, 2013	1,016,666	1,018,572
Universal City Development bank term
loan FRN Ser. B, 7.12s, 2011	490,000	489,694
Warner Music Group bank term loan
FRN Ser. B, 7.222s, 2011	293,627	293,872
Young Broadcasting, Inc. bank term loan
FRN Ser. B, 7.734s, 2012	693,374	690,774
		11,545,772

SENIOR LOANS (8.3%)* (c) continued

	Principal amount	Value

Energy (0.4%)
CR Gas Storage bank term loan FRN
7.033s, 2013	$42,424	$42,292
CR Gas Storage bank term loan FRN
7.033s, 2013	44,545	44,406
CR Gas Storage bank term loan FRN
Ser. DD, 6 3/4s, 2013 (U)	29,697	29,604
CR Gas Storage Canadian bank term
loan Ser. B, FRN 7.033s, 2013	233,333	232,604
Dresser, Inc. bank term loan FRN
8.65s, 2010	150,000	152,625
Key Energy Services, Inc. bank term
loan FRN Ser. B, 8.4s, 2012	591,283	593,500
Meg Energy Corp. bank term loan
FRN 7s, 2013 (Canada)	74,813	75,000
Meg Energy Corp. bank term loan
FRN Ser. DD, 6s, 2013 (Canada) (U)	75,000	74,853
Petroleum Geo-Services ASA bank term
loan FRN Ser. B, 7.48s, 2012 (Norway)	99,500	99,780
Targa Resources, Inc. bank term loan
FRN 7.328s, 2012	476,240	476,637
Targa Resources, Inc. bank term loan
FRN 4.854s, 2012	115,161	115,257
Universal Compression, Inc. bank
term loan FRN Ser. B, 6.48s, 2012	49,499	49,684
		1,986,242

Financial (0.4%)
Ameritrade Holding Corp. bank term
loan FRN Ser. B, 6.6s, 2013	378,100	377,061
Capital Automotive bank term loan
FRN 6.86s, 2010 (R)	849,958	847,833
Fidelity National Information Solutions
bank term loan FRN Ser. B, 6.92s, 2013	453,266	452,735
Nasdaq Stock Market, Inc. (The) bank
term loan FRN Ser. B, 6.969s, 2012	189,637	189,305
Nasdaq Stock Market, Inc. (The) bank
term loan FRN Ser. C, 6.974s, 2012	110,088	109,923
		1,976,857

Health Care (0.6%)
Alderwoods Group, Inc. bank term loan
FRN 7.082s, 2009	467,687	467,687
Community Health Systems, Inc. bank
term loan FRN Ser. B, 6.97s, 2011	246,366	246,498
DaVita, Inc. bank term loan FRN
Ser. B, 6.992s, 2012	405,924	406,389
Fresenius Medical Care AG & Co. KGaA
bank term loan FRN Ser. B, 6.384s,
2013 (Germany)	66,000	65,309
Healthsouth Corp. bank term loan
FRN Ser. B, 8.52s, 2013	900,000	899,357
Kinetic Concepts, Inc. bank term loan
FRN Ser. B, 6.73s, 2011	49,971	50,241
LifePoint, Inc. bank term loan FRN S
er. B, 6.905s, 2012	640,954	639,619
		2,775,100

Putnam VT Diversified Income Fund

SENIOR LOANS (8.3%)* (c) continued

			Principal amount	Value

Technology (0.5%)
AMI Semiconductor, Inc. bank term
loan FRN 6.581s, 2012			$692,122	$692,411
Iron Mountain, Inc. bank term loan
FRN 6.949s, 2011			589,763	592,221
JDA Software Group, Inc. bank term
loan FRN Ser. B, 7 1/4s, 2013			50,000	50,000
Nortel Networks, Inc. bank term loan
FRN Ser. A, 7 1/8s, 2007 (Canada)			150,000	149,625
SunGard Data Systems, Inc. bank term
loan FRN Ser. B, 7.66s, 2013			591,275	592,704
UGS Corp. bank term loan FRN Ser. C,
7.09s, 2012			340,579	339,728
				2,416,689

Transportation (0.1%)
Travelcenters of America bank term
loan FRN Ser. B, 6.784s, 2011			398,000	398,000
United Airlines bank term loan FRN
Ser. B, 8 5/8s, 2012			218,750	220,801
United Airlines bank term loan FRN
Ser. DD, 8 7/8s, 2012			31,250	31,543
				650,344

Utilities & Power (0.2%)
El Paso Corp. bank term loan FRN
4.729s, 2009			159,000	159,707
El Paso Corp. bank term loan FRN
Ser. B, 7 3/4s, 2009			401,314	403,599
NRG Energy, Inc. bank term loan
FRN Ser. B, 7.23s, 2013			501,743	502,027
				1,065,333

Total senior loans (cost $39,602,155)				$39,448,075

PURCHASED OPTIONS OUTSTANDING (0.4%)*

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest
rate swapwith Citibank,
N.A. London for the
rightto pay a fixed rate of
4.55% versus the six
month EUR-EURIBOR-
Telerate maturingon
June 8, 2016.	EUR	17,110,000	Jun-11/$4.555	$450,628
Option on an interest
rate swapwith Citibank,
N.A. London for the
right to receive a fixed
rate of 4.55% versus the
six month EUR-
EURIBOR-Telerate
maturing on June 8, 2016.	EUR	17,110,000	Jun-11/$4.555	433,128

PURCHASED OPTIONS OUTSTANDING (0.4%)* continued

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest
rate swap with Lehman
Brothers for the right to
receive a fixed rate of
4.545% versus the six
month EUR-EURIBOR-
Telerate maturing
on June 9, 2016.	EUR	17,110,000	Jun-11/$4.545	$424,378
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
swap of 4.545% semi-
annually versus the six
month USD-LIBOR-
BBA maturing
June 9, 2016.	EUR	17,110,000	Jun-11/$4.545	457,190

Total purchased options outstanding (cost $1,787,588)				$1,765,324

UNITS (0.4%)* (cost $1,281,402)

			Units	Value

XCL, Ltd. Equity Units (F)			842	$1,660,929

PREFERRED STOCKS (0.2%)*

			Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.			310	$330,150
Ion Media Networks, Inc. 14.25% cum. pfd. ‡‡			7	59,500
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			325	393,250

Total preferred stocks (cost $555,744)				$782,900

COMMON STOCKS (—%)*

			Shares	Value

Comdisco Holding Co., Inc.			414	$6,338
Contifinancial Corp. Liquidating Trust Units			2,443,632	764
Crown Castle International Corp. †			420	14,507
Knology, Inc. †			182	1,693
Sterling Chemicals, Inc. †			139	1,935
Sun Healthcare Group, Inc. †			722	6,274
USA Mobility, Inc.			16	266
VFB LLC (acquired various dates from
6/22/99 to 12/8/03, cost $535,954) (F) ‡ †			815,601	17,332
WHX Corp. †			16,354	150,457

Total common stocks (cost $3,252,009)				$199,566

Putnam VT Diversified Income Fund

CONVERTIBLE PREFERRED STOCKS (—%)*

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125
cum. cv. pfd.			2,026	$90,664
Ion Media Networks, Inc. 144A 9.75% cv. pfd. ‡‡			13	91,000

Total convertible preferred stocks (cost $174,460)				$181,664

CONVERTIBLE BONDS AND NOTES (—%)* (cost $65,000)

			Principal amount	Value

Manor Care, Inc. 144A cv. sr. notes
2 1/8s, 2035			$65,000	$72,800

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Dayton Superior
Corp. 144A	6/15/09	$0.01	890	$9
MDP Acquisitions PLC
144A (Ireland)	10/1/13	EUR 0.001	422	11,816
Ubiquitel, Inc. 144A	4/15/10	$22.74	1,420	14

Total warrants (cost $99,297)				$11,839

EQUITY VALUE CERTIFICATES (—%)*† (cost $49,666)

		Maturity date	Certificates	Value

ONO Finance PLC 144A
(United Kingdom)		2/15/11	360	$4

SHORT-TERM INVESTMENTS (10.6%)*

			Principal amount/
			shares	Value

Putnam Prime Money Market Fund (e)			48,729,050	$48,729,050
U.S. Treasury Bills for an effective yield
of 4.708%, August 17, 2006 #			$6,000	5,963
U.S. Treasury Bills for an effective yield
of 4.705%, August 17, 2006 #			1,000	994
U.S. Treasury Bills for an effective yield
of 4.700%, August 17, 2006 #			1,400,000	1,391,410
U.S. Treasury Bills for an effective yield
of 4.700%, August 17, 2006 #			19,000	18,883

Total short-term investments
(cost $50,146,300)				$50,146,300

Total investments (cost $488,744,213)				$483,861,272

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Argentina				0.9%
Brazil				1.7
Canada				1.3
Cayman Islands				1.6
France				3.2
Germany				1.7
Ireland				2.5
Japan				4.8
Luxembourg				0.6
Philippines				0.5
Russia				1.2
Spain				0.5
Sweden				0.9
United Kingdom				2.4
United States				74.3
Other				1.9

Total				100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $57,324,219) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,014,630	$11,142,490	7/19/06	$(127,860)
British Pound	6,259,986	6,236,885	9/20/06	23,101
Canadian Dollar	14,114,575	14,076,792	7/19/06	37,783
Czechoslovak
Koruna	1,205,445	1,202,848	9/20/06	2,597
Danish Krone	1,084,747	1,098,773	9/20/06	(14,026)
Euro	5,134,129	5,053,481	9/20/06	80,648
Japanese Yen	3,325,839	3,370,193	8/16/06	(44,354)
Korean Won	2,626,524	2,678,020	8/16/06	(51,496)
Malaysian Ringgit	1,199,230	1,195,509	8/16/06	3,721
Norwegian Krone	7,079,563	7,244,072	9/20/06	(164,509)
Polish Zloty	1,604,730	1,626,780	9/20/06	(22,050)
Slovakian Koruna	1,198,459	1,198,961	9/20/06	(502)
Swedish Krona	10,121	9,928	9/20/06	193
Thai Baht	1,197,246	1,189,487	8/16/06	7,759

Total				$(268,995)

Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $101,918,650) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,614,882	$12,836,036	7/19/06	$221,154
British Pound	8,467,099	8,470,893	9/20/06	3,794
Canadian Dollar	4,995,990	4,915,063	7/19/06	(80,927)
Euro	25,368,290	25,505,927	9/20/06	137,637
Japanese Yen	29,764,109	29,673,484	8/16/06	(90,625)
New Zealand Dollar	7,678	7,628	7/19/06	(50)
Norwegian Krone	1,215,365	1,196,447	9/20/06	(18,918)
Swedish Krona	11,241,811	11,209,206	9/20/06	(32,605)
Swiss Franc	8,169,129	8,103,966	9/20/06	(65,163)

Total				$74,297

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government
Bond 10 yr (Long)	9	$893,119	Sep-06	$(15,336)
Euro 90 day (Long)	128	30,214,400	Sep-06	(106,817)
Euro 90 day (Short)	38	8,971,800	Mar-07	22,222
Euro-Bobl
5 yr (Short)	8	1,115,977	Sep-06	186
Euro-Bund
10 yr (Short)	9	1,326,929	Sep-06	5,725
Japanese Government
Bond 10 yr (Long)	31	35,705,599	Sep-06	28,049
U.K. Gilt
10 yr (Long)	25	5,034,721	Sep-06	(58,794)
U.S. Treasury Bond
20 yr (Short)	508	54,181,375	Sep-06	(58,719)
U.S. Treasury Note
10 yr (Long)	461	48,340,172	Sep-06	(296,711)
U.S. Treasury Note
5 yr (Short)	132	13,649,625	Sep-06	75,975
U.S. Treasury Note
2 yr (Short)	814	165,063,938	Sep-06	595,336

Total				$191,116

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $340,056) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest
rate swap with Citibank
dated January 27, 2006
for the obligation to
receive a fixed rate of
0.60% versus the six
month JPY- LIBOR
maturing on
January 31, 2008.	JPY	11,291,100,000	Jan-07/$0.60	$436,234
Option on an interest
rate swap with Citibank
for the obligation to pay
a fixed rate of 1.165%
versus the one year
JPY-LIBOR maturing
on April 3, 2008.	JPY	9,439,464,000	Mar-07/$1.165	191,927

Total				$628,161

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06
(proceeds receivable $588,891) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA, 5 1/2s, July 1, 2021		$600,000	7/18/06	$588,750

Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$400,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(29,244)

	13,700,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	771,957

	1,800,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	130,418

Citibank, N.A.
NOK	35,500,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(107,109)

EUR	4,300,000	7/14/10	2.7515%	6 month
				EUR-EURIBOR-Telerate	173,180

CAD	9,600,000	5/10/16	4.884%	3 month CAD-BA-CDOR	123,462

JPY 2,049,900,000		4/26/11	6 month JPY-LIBOR-BBA	1.56125%	55,408

JPY	860,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(69,080)

JPY 3,870,180,000		4/3/08	1 year JPY-LIBOR-BBA	1.165%	13,543

EUR	14,810,000	4/26/11	3.8345%	6 month
				EUR-EURIBOR-Telerate	125,340

JPY	270,000,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	38,394

EUR	1,700,000	7/22/10	2.825%	6 month
				EUR-EURIBOR-Telerate	62,184

NOK	14,000,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(31,126)

JPY	960,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(207,878)

Credit Suisse First Boston International
	$4,835,700	7/9/14	4.945%	3 month USD-LIBOR-BBA	173,814

	4,287,700	7/9/06	3 month USD-LIBOR-BBA	2.931%	8,505

Credit Suisse International
GBP	1,066,000	4/3/36	GBP 2685500 at maturity	6 month USD-LIBOR-BBA	112,348

HSBC Bank USA, National Associates
CAD	38,252,000	2/16/08	3 month CAD-BA-CDOR	4.20%	67,310

CAD	9,141,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	214,728

JPMorgan Chase Bank, N.A.
	$50,460,000	5/4/08	3 month USD-LIBOR-BBA	5.37%	(211,310)

	16,339,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	114,959

GBP	19,045,000	6/30/08	5.095%	6 month GBP-LIBOR-BBA	1

JPY 3,880,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	25,696

	$5,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	522,361

	11,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(784,998)

	20,000,000	5/10/07	4.062%	3 month USD-LIBOR-BBA	294,977

	23,000,000	3/6/16	3 month USD-LIBOR-BBA	5.176%	(623,421)

Lehman Brothers Special Financing, Inc.
JPY 1,700,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	556,279

	$1,800,000	1/26/14	4.3375%	3 month USD-LIBOR-BBA	131,883

	7,839,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(496,269)

GBP	990,000	3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	156,426

	$49,000,000	3/6/08	3 month USD-LIBOR-BBA	5.133%	241,441

Merrill Lynch Capital Services, Inc.
EUR	2,700,000	7/26/10	2.801%	6 month
				EUR-EURIBOR-Telerate	102,286

NOK	20,900,000	7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(44,987)

EUR	36,100,000	2/19/07	2.5645%	6 month
				EUR-EURIBOR-Telerate	255,814

JPY 2,690,000,000		12/15/07	0.7411%	6 month JPY-LIBOR-BBA	5,740

	$6,000,000	11/22/16	4.1735%	3 month U.S. Bond Market
				Association Municipal Swap Index	3,244

	4,200,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(9,450)

Total					$1,866,826

Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

			Fixed payments		Total return	Unrealized
Swap counterparty /		Termination	received (paid) by		received by	appreciation/
Notional amount		date	fund per annum		or paid by fund	(depreciation)

Credit Suisse International
EUR	12,091,000	4/26/11	2.14%		French Non-	$(21,641)
					revised Consumer
					Price Index
					excluding tobacco

EUR	12,091,000	4/26/11	(2.15%)		Euro Non-revised	95,841
					Consumer Price
					Index excluding
					tobacco

GBP	1,066,000	4/3/36	3.1225%		GBP Non-revised	19,362
					Retail Price
					Index

Goldman Sachs International
	$988,000	9/15/11	678 bp (1 month		Ford Credit Auto	(8,518)
			USD-LIBOR)		Owner Trust
					Series 2005-B
					Class D

JPMorgan Chase Bank, N.A.
EUR	7,800,000	6/16/14	(2.245%)		Euro Non-revised	(52,869)
					Consumer Price
					Index excluding
					tobacco

EUR	7,800,000	6/16/14	(2.275%)		Euro Non-revised	35,873
					Consumer Price
					Index excluding
					tobacco

Lehman Brothers Special Financing, Inc.
GBP	990,000	3/15/36	1,498,412 GBP at		GBP Non-revised	3,479
			maturity		Retail Price
					Index

Total						$71,527

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Upfront			Fixed payments	Unrealized
Swap counterparty /		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*		received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3
Index		$7,093	$672,000	6/20/10	360 bp	$32,656

DJ CDX NA HY Series 4
Index		14,905	1,344,000	6/20/10	360 bp	66,030

DJ CDX NA HY Series 4
Index		(5,066)	3,648,000	6/20/10	(360 bp)	(143,836)

DJ CDX NA HY Series 4
Index		(3,949)	1,824,000	6/20/10	(360 bp)	(73,334)

L-3 Communications
Corp. 7 5/8s, 2012		—	415,000	9/20/11	(111 bp)	(323)

L-3 Communications
Corp. 7 5/8s, 2012		—	165,000	6/20/11	(101 bp)	251

Citibank, N.A.
DJ CDX NA HY Series 6
Index		379	303,250	6/20/11	(345 bp)	(1,718)

DJ CDX NA HY Series 6
Index		2,454	151,000	6/20/11	(345 bp)	1,410

DJ CDX NA HY Series 6
Index 25-35% tranche		—	1,213,000	6/20/11	80 bp	(1,975)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A. continued
DJ CDX NA HY Series 6
Index 25-35% tranche	$—	$604,000	6/20/11	74 bp	$(2,919)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,838,000	6/20/15	(677.5 bp)	173,713

Credit Suisse First Boston International
Republic of Argentina,
8.28s, 2033	—	835,000	7/20/09	(214 bp)	(8,265)

Deutsche Bank AG
Republic of Indonesia,
6.75s, 2014	—	435,000	9/20/16	294 bp	37

Republic of Indonesia,
6.75s, 2014	—	435,000	9/20/16	292 bp	(521)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 3
Index	6,364	672,000	6/20/10	(360 bp)	31,927

DJ CDX NA HY Series 4
Index	5,953	1,824,000	6/20/10	(360 bp)	(63,433)

DJ CDX NA HY Series 5
Index	(178,152)	10,185,000	12/20/10	(395 bp)	(568,440)

DJ CDX NA HY Series 6
Index	3,713	371,250	6/20/11	(345 bp)	1,146

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,485,000	6/20/11	74 bp	(6,324)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	550,000	12/20/10	(115 bp)	(7,392)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	600,000	12/20/10	(113 bp)	(7,587)

Goldman Sachs International
DJ CDX NA HY Series 6
Index	928	371,250	6/20/11	(345 bp)	(1,639)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,485,000	6/20/11	85 bp	441

One of the underlying
securities in the
basket of BB CMBS
securities	—	3,016,000	(a)	2.461%	151,225

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 3
Index	8,535	768,000	6/20/10	(360 bp)	37,750

DJ CDX NA HY Series 4
Index	18,982	3,648,000	6/20/10	(360 bp)	(119,787)

DJ CDX NA HY Series 4
Index	(8,773)	1,764,480	6/20/10	(360 bp)	(75,894)

DJ CDX NA HY Series 6
Index	(925)	370,000	6/20/11	(345 bp)	(3,483)

DJ CDX NA HY Series 6
Index	2,229	297,250	6/20/11	(345 bp)	174

DJ CDX NA HY Series 6
Index	3,648	364,750	6/20/11	(345 bp)	1,126

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,480,000	6/20/11	96 bp	7,361

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,189,000	6/20/11	74 bp	(5,258)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,459,000	6/20/11	72 bp	(13,985)

Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
DJ CDX NA IG Series 4
Index 3-7% tranche	$ —	$403,000	6/20/12	309 bp	$20,250

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,607,500	6/20/10	(124.5 bp)	(34,241)

Merrill Lynch Capital Services, Inc.
L-3 Communications
Corp. 7 5/8s, 2012	—	417,000	6/20/11	(92 bp)	2,252

Merrill Lynch International
DJ CDX NA HY Series 4
Index	23,051	864,000	6/20/10	360 bp	55,917

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	550,000	12/20/12	246 bp	4,214

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6
Index	(2,824)	376,500	6/20/11	(345 bp)	(5,427)

DJ CDX NA HY Series 6
Index	(1,868)	373,500	6/20/11	(345 bp)	(4,450)

DJ CDX NA HY Series 6
Index	(1,201)	240,250	6/20/11	(345 bp)	(2,863)

DJ CDX NA HY Series 6
Index	—	367,250	6/20/11	(345 bp)	(2,539)

DJ CDX NA HY Series 6
Index	3,778	377,750	6/20/11	(345 bp)	1,166

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,506,000	6/20/11	107.5 bp	15,012

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,494,000	6/20/11	106 bp	13,956

DJ CDX NA HY Series 6
Index 25-35% tranche	—	961,000	6/20/11	103.5 bp	7,919

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,469,000	6/20/11	885 bp	(3,812)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,511,000	6/20/11	73 bp	(20,688)

DJ CDX NA HY Series 6
Index 25-35% tranche	6,134	377,500	6/20/11	345 bp	3,524

DJ CDX NA HY Series 6
Index 25-35% tranche	—	1,510,000	6/20/11	74 bp	(7,300)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	3,026,500	6/20/10	(62 bp)	2,423

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,276,000	6/20/12	275 bp	40,220

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,254,000	6/20/10	(114 bp)	(22,394)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	403,000	6/20/10	(110.5 bp)	(6,620)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	550,000	12/20/12	248 bp	4,806

DJ CDX NA IG Series 5
Index 3-7% tranche	—	550,000	12/20/10	(115 bp)	(7,392)

Total					$(546,933)

*	Payments related to the reference debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a)	Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 231 for Notes to the Portfolios.

Putnam VT Equity Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (95.2%)*

	Shares	Value

Aerospace and Defense (2.6%)
Boeing Co. (The)	16,025	$1,312,608
Lockheed Martin Corp.	50,937	3,654,220
		4,966,828

Banking (11.5%)
Bank of America Corp.	220,460	10,604,120
U.S. Bancorp	215,510	6,654,949
Wachovia Corp.	69,083	3,736,009
Washington Mutual, Inc.	31,020	1,413,892
		22,408,970

Beverage (0.3%)
Coca-Cola Enterprises, Inc.	29,010	590,934

Building Materials (3.4%)
Masco Corp.	126,774	3,757,581
Sherwin-Williams Co. (The)	59,330	2,816,988
		6,574,569

Cable Television (0.3%)
Comcast Corp. Class A †	18,420	603,071

Chemicals (1.2%)
E.I. du Pont de Nemours & Co.	8,861	368,618
Huntsman Corp. †	21,580	373,766
PPG Industries, Inc.	11,830	780,780
Rohm & Haas Co.	15,900	796,908
		2,320,072

Commercial and Consumer Services (0.5%)
Cendant Corp.	64,355	1,048,343

Computers (3.5%)
Hewlett-Packard Co.	122,570	3,883,018
IBM Corp.	37,898	2,911,324
		6,794,342

Conglomerates (5.1%)
General Electric Co.	73,959	2,437,689
Honeywell International, Inc.	54,320	2,189,096
Textron, Inc.	4,250	391,765
Tyco International, Ltd. (Bermuda)	178,951	4,921,153
		9,939,703

Consumer Finance (2.4%)
Capital One Financial Corp.	44,979	3,843,456
Countrywide Financial Corp.	21,145	805,202
		4,648,658

Consumer Goods (0.3%)
Procter & Gamble Co. (The)	10,960	609,376

Electric Utilities (4.1%)
Dominion Resources, Inc.	11,400	852,606
Entergy Corp.	17,860	1,263,595
Exelon Corp.	20,440	1,161,605
FirstEnergy Corp.	10,700	580,047

COMMON STOCKS (95.2%)* continued

	Shares	Value
Electric Utilities continued
PG&E Corp.	29,190	$1,146,583
Public Service Enterprise Group, Inc.	33,006	2,182,357
Westar Energy, Inc.	18,908	398,013
Wisconsin Energy Corp.	10,820	436,046
		8,020,852

Electronics (1.0%)
Intel Corp.	102,190	1,936,501

Financial (8.7%)
Citigroup, Inc.	193,495	9,334,199
Freddie Mac	76,056	4,335,953
MGIC Investment Corp.	30,539	1,985,035
PMI Group, Inc. (The)	26,040	1,160,863
		16,816,050

Food (1.2%)
General Mills, Inc.	43,210	2,232,229

Health Care Services (0.5%)
Cardinal Health, Inc.	13,780	886,467

Household Furniture and Appliances (1.0%)
Whirlpool Corp.	24,622	2,035,008

Insurance (6.8%)
ACE, Ltd. (Bermuda)	70,910	3,587,337
AFLAC, Inc.	8,720	404,172
Axis Capital Holdings, Ltd. (Bermuda)	39,200	1,121,512
Berkshire Hathaway, Inc. Class B †	124	377,332
Chubb Corp. (The)	33,240	1,658,676
Endurance Specialty Holdings, Ltd.
(Bermuda)	12,980	415,360
Everest Re Group, Ltd. (Barbados)	19,540	1,691,578
Fidelity National Title Group, Inc. Class A	27,610	543,089
Genworth Financial, Inc. Class A	15,600	543,504
PartnerRe, Ltd. (Bermuda)	23,690	1,517,345
Willis Group Holdings, Ltd.
(United Kingdom)	39,040	1,253,184
		13,113,089

Investment Banking/Brokerage (4.0%)
Allied Capital Corp.	71,120	2,046,122
Bear Stearns Cos., Inc. (The)	2,810	393,625
Goldman Sachs Group, Inc. (The)	10,150	1,526,865
Morgan Stanley	61,069	3,860,171
		7,826,783

Machinery (1.9%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	41,850	1,790,343
Parker-Hannifin Corp.	25,090	1,946,984
		3,737,327

Media (0.9%)
Walt Disney Co. (The)	59,610	1,788,300

Putnam VT Equity Income Fund

COMMON STOCKS (95.2%)* continued

	Shares	Value

Medical Technology (1.6%)
Baxter International, Inc.	15,710	$577,500
Becton, Dickinson and Co.	20,963	1,281,468
PerkinElmer, Inc.	57,080	1,192,972
		3,051,940

Metals (1.1%)
Alcoa, Inc.	44,570	1,442,285
Freeport-McMoRan Copper &
Gold, Inc. Class B	13,510	748,589
		2,190,874

Oil & Gas (12.7%)
Chevron Corp.	129,032	8,007,726
Devon Energy Corp.	13,990	845,136
Exxon Mobil Corp.	139,220	8,541,147
Marathon Oil Corp.	59,790	4,980,507
Occidental Petroleum Corp.	12,810	1,313,666
Valero Energy Corp.	13,450	894,694
		24,582,876

Pharmaceuticals (5.4%)
Johnson & Johnson	64,510	3,865,439
Pfizer, Inc.	156,144	3,664,700
Wyeth	68,180	3,027,874
		10,558,013

Publishing (0.6%)
R. R. Donnelley & Sons Co.	38,070	1,216,337

Railroads (0.9%)
Norfolk Southern Corp.	33,970	1,807,883

Regional Bells (2.6%)
Verizon Communications, Inc.	149,779	5,016,099

Restaurants (1.1%)
McDonald’s Corp.	60,770	2,041,872

Retail (2.9%)
Barnes & Noble, Inc.	10,540	384,710
Foot Locker, Inc.	38,200	935,518
OfficeMax, Inc.	29,969	1,221,237
Supervalu, Inc.	98,436	3,021,985
		5,563,450

Software (1.1%)
Oracle Corp. †	118,040	1,710,400
Symantec Corp. †	27,400	425,796
		2,136,196

Telecommunications (1.6%)
Sprint Nextel Corp.	152,509	3,048,655

Telephone (0.3%)
AT&T, Inc.	20,870	582,064
COMMON STOCKS (95.2%)* continued

	Shares	Value

Tobacco (1.9%)
Altria Group, Inc.	44,600	$3,274,978
Loews Corp. - Carolina Group	7,660	393,494
		3,668,472

Waste Management (0.2%)
Waste Management, Inc.	11,089	397,873

Total common stocks (cost $166,237,315)		$184,760,076

CONVERTIBLE PREFERRED STOCKS (3.6%)*

	Shares	Value

Alleghany Corp. 5.75% cv. pfd.	2,136	$590,070
Chubb Corp. (The) $1.75 cv. pfd.	5,070	178,718
Citigroup Funding, Inc. Ser. GNW,
5.02% cv. pfd.	14,960	484,704
Conseco, Inc. $1.38 cum. cv. pfd.	17,740	492,285
General Motors Corp. Ser. A, $1.13 cv. pfd.	18,300	446,063
Hartford Financial Services
Group, Inc. (The) $3.00 cv. pfd.	7,560	562,275
Huntsman Corp. $2.50 cv. pfd.	37,790	1,469,086
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	16,165	422,311
Platinum Underwriters Holdings,
Ltd. Ser. A, 6.00% cv. pfd. (Bermuda)	19,760	563,160
Xerox Corp. $6.25 cv. pfd.	12,040	1,362,025
XL Capital, Ltd. $1.75 cv. pfd. (Bermuda)	21,590	513,842

Total convertible preferred stocks (cost $7,159,288)		$7,084,539

UNITS (0.1%)* (cost $167,265)

	Units	Value

Hercules, Inc. cv. sub. debs
Ser. units, 6.50%, 2029	209	$169,290

SHORT-TERM INVESTMENTS (1.2%)* (cost $2,418,580)

	Shares	Value

Putnam Prime Money Market Fund (e)	2,418,580	$2,418,580

Total investments (cost $175,982,448)		$194,432,485

See page 231 for Notes to the Portfolios.

Putnam VT The George Putnam Fund of Boston

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (58.4%)*

	Shares	Value

Banking (4.7%)
Bank of America Corp.	311,330	$14,974,973
U.S. Bancorp	113,900	3,517,232
Wachovia Corp.	33,800	1,827,904
Washington Mutual, Inc.	63,300	2,885,214
Wells Fargo & Co.	102,400	6,868,992
		30,074,315

Basic Materials (2.5%)
Dow Chemical Co. (The)	9,700	378,591
E.I. du Pont de Nemours & Co.	60,100	2,500,160
Freeport-McMoRan Copper & Gold, Inc.
Class B	66,300	3,673,683
Martin Marietta Materials, Inc.	10,800	984,420
Nucor Corp.	30,900	1,676,325
Phelps Dodge Corp.	20,100	1,651,416
PPG Industries, Inc.	15,800	1,042,800
Rohm & Haas Co.	60,100	3,012,212
Steel Dynamics, Inc.	17,400	1,143,876
		16,063,483

Capital Goods (4.0%)
Boeing Co. (The)	37,150	3,042,957
Cummins, Inc. (S)	21,600	2,640,600
Illinois Tool Works, Inc.	10,363	492,243
Ingersoll-Rand Co., Ltd. Class A
(Bermuda)	58,440	2,500,063
Lockheed Martin Corp.	89,400	6,413,556
Parker-Hannifin Corp.	56,700	4,399,920
Raytheon Co.	33,300	1,484,181
Terex Corp. †	21,500	2,122,050
Waste Management, Inc.	60,700	2,177,916
		25,273,486

Communication Services (2.3%)
Sprint Nextel Corp. (S)	302,997	6,056,910
Verizon Communications, Inc.	250,040	8,373,840
		14,430,750

Conglomerates (3.6%)
General Electric Co.	329,400	10,857,024
Honeywell International, Inc.	69,310	2,793,193
Textron, Inc.	21,000	1,935,780
Tyco International, Ltd. (Bermuda)	273,300	7,515,750
		23,101,747

Consumer Cyclicals (5.9%)
Barnes & Noble, Inc.	10,400	379,600
Brunswick Corp.	20,000	665,000
Carnival Corp.	24,800	1,035,152
Cendant Corp.	204,800	3,336,192
Ford Motor Co.	272,000	1,884,960
Gap, Inc. (The)	42,900	746,460
Home Depot, Inc. (The)	22,900	819,591

COMMON STOCKS (58.4%)* continued

	Shares	Value

Consumer Cyclicals continued
Lennar Corp. (S)	16,300	$723,231
Masco Corp.	196,000	5,809,440
Michaels Stores, Inc.	20,900	861,916
NVR, Inc. † (S)	1,310	643,538
Office Depot, Inc. † (S)	65,801	2,500,438
R. R. Donnelley & Sons Co.	80,300	2,565,585
Royal Caribbean Cruises, Ltd.	44,600	1,705,950
Sherwin-Williams Co. (The)	80,300	3,812,644
Staples, Inc.	33,100	804,992
Target Corp.	18,500	904,095
USG Corp. †	17,500	1,276,275
Vulcan Materials Co.	13,000	1,014,000
Walt Disney Co. (The)	123,201	3,696,030
Whirlpool Corp.	30,301	2,504,378
		37,689,467

Consumer Finance (0.8%)
Capital One Financial Corp.	35,730	3,053,129
Countrywide Financial Corp.	58,900	2,242,912
		5,296,041

Consumer Staples (3.7%)
Altria Group, Inc.	87,380	6,416,313
Coca-Cola Co. (The)	68,700	2,955,474
Coca-Cola Enterprises, Inc.	75,670	1,541,398
Comcast Corp. Class A † (S)	91,900	3,008,806
General Mills, Inc.	66,300	3,425,058
McDonald’s Corp.	95,200	3,198,720
Procter & Gamble Co. (The)	23,400	1,301,040
Supervalu, Inc.	49,700	1,525,790
		23,372,599

Energy (5.1%)
Apache Corp.	17,000	1,160,250
BJ Services Co.	39,000	1,453,140
Cameron International Corp. †	30,300	1,447,431
Chevron Corp.	50,600	3,140,236
Devon Energy Corp. (S)	22,300	1,347,143
EOG Resources, Inc.	14,800	1,026,232
Exxon Mobil Corp.	158,300	9,711,705
Hess Corp.	18,100	956,585
Marathon Oil Corp.	35,000	2,915,500
Newfield Exploration Co. †	18,700	915,178
Occidental Petroleum Corp.	19,300	1,979,215
Pride International, Inc. †	75,100	2,345,373
Sunoco, Inc.	12,500	866,125
Tesoro Corp.	5,900	438,724
Valero Energy Corp.	16,500	1,097,580
Weatherford International, Ltd. †	29,600	1,468,752
		32,269,169

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (58.4%)* continued

	Shares	Value

Financial (5.1%)
Citigroup, Inc. #	354,900	$17,120,376
Fannie Mae	32,210	1,549,301
Freddie Mac	29,490	1,681,225
JPMorgan Chase & Co. (S)	101,900	4,279,800
Lehman Brothers Holdings, Inc.	48,500	3,159,775
MGIC Investment Corp. (S)	28,100	1,826,500
Radian Group, Inc.	29,100	1,797,798
St. Paul Travelers Cos., Inc. (The)	26,400	1,176,912
		32,591,687

Health Care (3.5%)
Amgen, Inc. † #	20,500	1,337,215
Barr Pharmaceuticals, Inc. †	14,500	691,505
Baxter International, Inc.	55,000	2,021,800
Becton, Dickinson and Co.	49,900	3,050,387
Boston Scientific Corp. †	84,000	1,414,560
Cardinal Health, Inc.	41,636	2,678,444
CIGNA Corp.	12,470	1,228,420
HCA, Inc.	8,501	366,818
Johnson & Johnson	11,380	681,890
McKesson Corp.	8,100	382,968
PerkinElmer, Inc.	27,500	574,750
Pfizer, Inc.	63,700	1,495,039
Watson Pharmaceuticals, Inc. † (S)	45,200	1,052,256
WellPoint, Inc. †	50,000	3,638,500
Wyeth	39,000	1,731,990
		22,346,542

Insurance (4.6%)
ACE, Ltd. (Bermuda)	87,600	4,431,684
American International Group, Inc.	72,800	4,298,840
Axis Capital Holdings, Ltd. (Bermuda)	52,081	1,490,037
Berkshire Hathaway, Inc. Class B †	460	1,399,780
Chubb Corp. (The)	116,200	5,798,380
Everest Re Group, Ltd. (Barbados)	52,100	4,510,297
Genworth Financial, Inc. Class A	50,280	1,751,755
Hartford Financial Services Group, Inc. (The)	7,300	617,580
Prudential Financial, Inc.	44,500	3,457,650
Willis Group Holdings, Ltd. (United Kingdom)	46,200	1,483,020
		29,239,023

Investment Banking/Brokerage (2.3%)
Allied Capital Corp. (S)	73,600	2,117,472
Bear Stearns Cos., Inc. (The) (S)	16,800	2,353,344
Federated Investors, Inc.	38,400	1,209,600
Goldman Sachs Group, Inc. (The)	36,000	5,415,480
Morgan Stanley	56,800	3,590,328
		14,686,224

Technology (6.3%)
Accenture, Ltd. Class A (Bermuda)	142,500	4,035,600
Applied Materials, Inc.	66,100	1,076,108

COMMON STOCKS (58.4%)* continued

	Shares	Value

Technology continued
Arrow Electronics, Inc. †	33,100	$1,065,820
Cisco Systems, Inc. †	134,200	2,620,926
Dell, Inc. † (S)	144,900	3,537,009
EMC Corp. †	239,600	2,628,412
Fair Isaac Corp.	20,300	737,093
Hewlett-Packard Co.	258,501	8,189,312
IBM Corp.	40,700	3,126,574
Intel Corp.	183,000	3,467,850
McAfee, Inc. †	63,600	1,543,572
Micron Technology, Inc. † (S)	22,137	333,383
Microsoft Corp.	77,200	1,798,760
Motorola, Inc.	54,900	1,106,235
Oracle Corp. †	210,400	3,048,696
Symantec Corp. †	109,000	1,693,860
		40,009,210

Transportation (0.7%)
Norfolk Southern Corp.	46,700	2,485,374
Southwest Airlines Co.	113,001	1,849,826
		4,335,200

Utilities & Power (3.3%)
AES Corp. (The) †	95,400	1,760,130
Dominion Resources, Inc.	27,690	2,070,935
DPL, Inc. (S)	43,300	1,160,440
Duke Energy Corp.	16,500	484,605
Entergy Corp.	30,620	2,166,365
Exelon Corp. (S)	55,160	3,134,743
FirstEnergy Corp.	47,700	2,585,817
PG&E Corp. (S)	96,240	3,780,307
Public Service Enterprise Group, Inc.	14,200	938,904
Sempra Energy	13,300	604,884
Wisconsin Energy Corp.	48,500	1,954,550
		20,641,680

Total common stocks (cost $316,052,857)		$371,420,623

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)*

	Principal amount	Value

Amresco Commercial Mortgage
Funding I Ser. 97-C1, Class G, 7s, 2029	$117,000	$117,284
Amresco Commercial Mortgage
Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	108,000	108,523
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	250,000	258,147
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	166,503
Ser. 04-3, Class A5, 5.481s, 2039	580,000	564,705
Ser. 06-1, Class XC, Interest Only
(IO), 0.046s, 2045	3,823,774	26,356

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	$100,000	$98,027
Ser. 02-PB2, Class XC, IO, 0.266s, 2035	2,753,600	51,200
Ser. 05-1, Class XW, IO, 0.161s, 2042	46,714,573	222,301
Ser. 05-4, Class XC, IO, 0.044s, 2045	11,238,810	80,771
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.149s, 2018	26,000	26,102
FRB Ser. 04-BBA4, Class G, 5.899s, 2018	61,000	61,208
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L0, 8.13s, 2014	135,000	134,731
FRB Ser. 05-MIB1, Class K, 7.199s, 2022	111,000	109,224
FRB Ser. 05-ESHA, Class K, 6.984s, 2020	279,000	278,998
FRB Ser. 05-BOCA, Class L, 6.899s, 2016	254,000	253,867
FRB Ser. 06-LAQ, Class M, 6.8s, 2021	154,000	154,495
FRB Ser. 06-LAQ, Class L, 6.7s, 2021	128,000	128,000
FRB Ser. 05-BOCA, Class K, 6.549s, 2016	100,000	99,943
FRB Ser. 05-MIB1, Class J, 6.249s, 2022	244,000	244,426
FRB Ser. 05-ESHA, Class G, 6.064s, 2020	112,000	111,913
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	11,169,000	86,794
Ser. 03-BBA2, Class X1A, IO,
0.175s, 2015	2,922,389	561
Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	260,000	258,319
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.623s, 2035	245,186	245,186
Ser. 04-2, IO, 1.72s, 2034	1,920,523	144,564
Ser. 06-2A, IO, 0.879s, 2036	487,414	43,072
Ser. 05-3A, IO, 0.775s, 2035	2,879,782	235,128
Ser. 05-1A, IO, 0.775s, 2035	1,052,317	81,975
Ser. 04-3, IO, 0.775s, 2035	849,744	66,195
Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 05-PWR9, Class X1,
IO, 0.046s, 2042	7,018,237	68,814
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.849s, 2018	270,000	270,000
FRB Ser. 05-LXR1, Class H, 6.399s, 2018	135,000	135,000
FRB Ser. 05-LXR1, Class G, 6.149s, 2018	135,000	135,000
Ser. 06-BBA7, Class X1A, IO,
1.708s, 2019	4,275,000	95,162
Ser. 05-LXR1, Class X1, IO,
0.818s, 2018	13,100,000	79,504
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	17,549,577	78,833
Bear Stearns Commercial Mortgage
Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032	151,000	165,194
Ser. 04-PR3I, Class X1, IO, 0.254s, 2041	1,142,751	24,967
Chase Commercial Mortgage Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	73,000	76,680

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Chase Commercial Mortgage Securities
Corp. 144A Ser. 98-1, Class F, 6.56s, 2030	$580,000	$582,700
Ser. 98-1, Class G, 6.56s, 2030	148,000	148,863
Ser. 98-1, Class H, 6.34s, 2030	227,000	185,871
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.06s, 2043	15,736,576	161,669
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 06-CD2,
Class X, IO, 0.13s, 2046	10,752,838	63,872
Commercial Mortgage Acceptance Corp.
Ser. 97-ML0, Class A3, 6.57s, 2030	490,500	490,971
Commercial Mortgage Acceptance Corp.
144A Ser. 98-C1, Class F, 6.23s, 2031	260,000	261,888
Commercial Mortgage Pass-Through
Certificates Ser. 04-LB2A, Class A4,
4.715s, 2039	3,616,000	3,350,128
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	127,341
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	101,665
FRB Ser. 01-J2A, Class A2F, 5.708s, 2034	211,000	213,576
Ser. 03-LB1A, Class X1, IO, 0.262s, 2038	1,280,924	51,387
Ser. 05-LP5, Class XC, IO, 0.063s, 2043	11,185,022	115,318
Ser. 05-C6, Class XC, IO, 0.036s, 2044	12,417,653	81,957
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	385,000	373,871
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	231,991
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	630,130
Ser. 05-C4, Class A5, 5.104s, 2038	1,979,000	1,872,656
CS First Boston Mortgage Securities
Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.149s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class J, 6.149s, 2016	189,000	188,999
FRB Ser. 05-TF2A, Class J, 6.099s, 2020	277,000	277,000
FRB Ser. 05-TFLA, Class H, 5.949s, 2020	50,000	50,000
FRB Ser. 04-TF2A, Class H, 5.899s, 2019	81,000	81,000
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	9,013,000	258,420
Ser. 02-CP3, Class AX, IO, 0.475s, 2035	2,556,284	100,738
Ser. 03-C3, Class AX, IO, 0.331s, 2038	9,686,534	393,115
Ser. 05-C2, Class AX, IO, 0.093s, 2037	9,263,948	135,337
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	292,000	308,072
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	204,951
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	365,041
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class A3, 7.76s, 2030	120,000	120,549
Fannie Mae
Ser. 04-T3, Class PT1, 9.718s, 2044	166,727	187,197
Ser. 03-W6, Class PT1, 9.679s, 2042	85,459	90,104
Ser. 02-T12, Class A4, 9 1/2s, 2042	36,195	37,973
Ser. 02-T4, Class A4, 9 1/2s, 2041	308,784	323,643
Ser. 02-T6, Class A3, 9 1/2s, 2041	72,300	75,378

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-62, Class PS, 9.42s, 2036	$238,000	$241,914
Ser. 06-20, Class IP, IO, 8s, 2030	158,464	33,529
IFB Ser. 05-37, Class SU, 7.91s, 2035	430,603	441,218
IFB Ser. 06-48, Class TQ, 7.665s, 2036	436,922	434,711
Ser. 02-26, Class A2, 7 1/2s, 2048	252,400	260,644
Ser. 05-W3, Class 1A, 7 1/2s, 2045	659,348	684,288
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	433,570	449,053
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	100,638	104,238
Ser. 04-W14, Class 2A, 7 1/2s, 2044	47,196	48,864
Ser. 04-W8, Class 3A, 7 1/2s, 2044	481,237	498,708
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	200,310	207,499
Ser. 04-W2, Class 5A, 7 1/2s, 2044	866,916	898,100
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	329,580	341,174
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	150,431	155,793
Ser. 03-W1, Class 2A, 7 1/2s, 2042	98,077	101,131
Ser. 03-W4, Class 4A, 7 1/2s, 2042	46,819	48,295
Ser. 02-T18, Class A4, 7 1/2s, 2042	134,590	139,100
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	459,880	475,297
Ser. 02-T16, Class A3, 7 1/2s, 2042	592,916	612,759
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	401,148	414,633
Ser. 02-W6, Class 2A, 7 1/2s, 2042	343,335	354,315
Ser. 02-T12, Class A3, 7 1/2s, 2042	170,601	175,975
Ser. 02-W4, Class A5, 7 1/2s, 2042	644,970	665,864
Ser. 02-W1, Class 2A, 7 1/2s, 2042	387,780	399,118
Ser. 02-14, Class A2, 7 1/2s, 2042	72,593	74,909
Ser. 01-T10, Class A2, 7 1/2s, 2041	220,059	226,746
Ser. 02-T4, Class A3, 7 1/2s, 2041	98,886	101,913
Ser. 02-T6, Class A2, 7 1/2s, 2041	631,927	650,465
Ser. 01-T12, Class A2, 7 1/2s, 2041	246,234	253,713
Ser. 01-T8, Class A1, 7 1/2s, 2041	613,726	631,523
Ser. 01-T7, Class A1, 7 1/2s, 2041	672,565	691,691
Ser. 01-T3, Class A1, 7 1/2s, 2040	44,170	45,453
Ser. 01-T1, Class A1, 7 1/2s, 2040	109,056	112,368
Ser. 99-T2, Class A1, 7 1/2s, 2039	23,196	24,012
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	163,511	168,701
Ser. 02-T1, Class A3, 7 1/2s, 2031	154,186	159,041
Ser. 00-T6, Class A1, 7 1/2s, 2030	180,225	185,350
Ser. 02-W7, Class A5, 7 1/2s, 2029	79,294	81,904
Ser. 01-T4, Class A1, 7 1/2s, 2028	482,255	500,124
Ser. 02-W3, Class A5, 7 1/2s, 2028	104,336	107,665
IFB Ser. 06-30, Class KN, 7.425s, 2036	734,786	679,662
IFB Ser. 04-10, Class QC, 7.31s, 2031	237,797	233,384
Ser. 02-26, Class A1, 7s, 2048	204,214	208,339
Ser. 04-T3, Class 1A3, 7s, 2044	277,447	283,893
Ser. 03-W3, Class 1A2, 7s, 2042	97,341	99,438
Ser. 02-T16, Class A2, 7s, 2042	209,741	214,244
Ser. 02-14, Class A1, 7s, 2042	79,820	81,445
Ser. 02-T4, Class A2, 7s, 2041	41,378	42,192
Ser. 01-W3, Class A, 7s, 2041	77,684	79,204

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
Ser. 05-W4, Class 1A3, 7s, 2035	$132,170	$135,420
Ser. 04-W1, Class 2A2, 7s, 2033	947,173	968,883
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	172,249	31,481
IFB Ser. 06-42, Class PS, 6.338s, 2036	294,468	275,327
IFB Ser. 05-74, Class SK, 5.493s, 2035	441,103	416,117
IFB Ser. 05-74, Class CS, 5.383s, 2035	271,378	254,872
IFB Ser. 05-74, Class CP, 5.234s, 2035	238,704	224,093
IFB Ser. 05-76, Class SA, 5.234s, 2034	337,228	312,975
IFB Ser. 04-79, Class SA, 5.191s, 2032	578,009	525,245
IFB Ser. 05-57, Class CD, 5.166s, 2035	215,808	203,071
IFB Ser. 06-8, Class PK, 5.11s, 2036	424,163	379,258
IFB Ser. 06-27, Class SP, 5.051s, 2036	299,000	277,117
IFB Ser. 06-11, Class PS, 5.051s, 2036	393,354	360,078
IFB Ser. 06-8, Class HP, 5.051s, 2036	380,862	351,126
IFB Ser. 06-8, Class WK, 5.051s, 2036	573,540	524,706
IFB Ser. 05-106, Class US, 5.051s, 2035	578,923	542,291
IFB Ser. 05-99, Class SA, 5.051s, 2035	283,826	263,434
IFB Ser. 05-114, Class SP, 4.943s, 2036	161,975	145,727
IFB Ser. 05-45, Class DA, 4.904s, 2035	427,793	394,009
IFB Ser. 05-74, Class DM, 4.867s, 2035	544,545	500,244
IFB Ser. 05-45, Class DC, 4.794s, 2035	356,494	326,904
IFB Ser. 06-46, Class SW, 4.684s, 2034	452,970	402,435
IFB Ser. 05-57, Class DC, 4.477s, 2034	386,143	362,139
IFB Ser. 05-45, Class PC, 4.283s, 2034	192,911	180,276
IFB Ser. 05-95, Class OP, 3.915s, 2035	141,000	116,819
IFB Ser. 05-73, Class SA, 3.712s, 2035	233,524	209,268
IFB Ser. 05-106, Class JC, 3.62s, 2035	103,849	85,170
IFB Ser. 05-93, Class AS, 3.569s, 2034	126,583	107,521
IFB Ser. 05-83, Class QP, 3.556s, 2034	95,941	82,345
IFB Ser. 97-44, Class SN, IO, 2.95s, 2023	186,277	15,834
IFB Ser. 02-89, Class S, IO, 2.878s, 2033	496,487	42,357
IFB Ser. 02-36, Class QH, IO, 2.728s, 2029	24,828	361
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033	541,475	37,481
Ser. 03-W12, Class 2, IO, 2.23s, 2043	1,356,562	66,169
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	241,623	16,423
IFB Ser. 05-56, Class TP, 2.183s, 2033	104,940	88,043
IFB Ser. 02-92, Class SB, IO, 2.028s, 2030	181,016	10,182
Ser. 03-W10, Class 1, IO, 1.959s, 2043	4,617,686	205,841
Ser. 03-W10, Class 3, IO, 1.931s, 2043	845,754	38,797
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036	4,267,104	219,143
IFB Ser. 05-52, Class DC, IO, 1.878s, 2035	375,218	27,145
IFB Ser. 04-24, Class CS, IO, 1.828s, 2034	686,090	43,845
IFB Ser. 03-122, Class SA, IO, 1.778s, 2028	964,979	41,338
IFB Ser. 03-122, Class SJ, IO, 1.778s, 2028	1,020,606	44,340
IFB Ser. 04-65, Class ST, IO, 1.728s, 2034	740,568	35,871
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034	137,542	6,146
IFB Ser. 04-60, Class SW, IO, 1.728s, 2034	1,283,421	75,824
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	2,618,292	131,052
Ser. 03-W8, Class 12, IO, 1.638s, 2042	3,196,045	118,755

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-65, Class DS, IO,
1.569s, 2036	$686,000	$30,977
IFB Ser. 05-42, Class SA, IO,
1.478s, 2035	1,076,815	49,282
Ser. 03-W3, Class 2IO2, IO,
1.456s, 2042	32,647	32
IFB Ser. 05-73, Class SI, IO,
1.428s, 2035	269,716	11,980
IFB Ser. 05-17, Class ES, IO,
1.428s, 2035	547,504	29,703
IFB Ser. 05-17, Class SY, IO,
1.428s, 2035	254,948	13,786
IFB Ser. 05-62, Class FS, IO,
1.428s, 2034	686,565	30,707
IFB Ser. 05-82, Class SW, IO,
1.408s, 2035	1,009,424	37,538
IFB Ser. 05-82, Class SY, IO,
1.408s, 2035	1,284,521	53,525
IFB Ser. 05-45, Class EW, IO,
1.398s, 2035	1,904,262	80,879
IFB Ser. 05-45, Class SR, IO,
1.398s, 2035	1,729,714	73,698
IFB Ser. 05-47, Class SW, IO,
1.398s, 2035	1,477,188	53,663
IFB Ser. 05-105, Class S, IO,
1.378s, 2035	400,685	17,906
IFB Ser. 05-95, Class CI, IO,
1.378s, 2035	598,071	29,363
IFB Ser. 05-84, Class SG, IO,
1.378s, 2035	1,054,810	51,092
IFB Ser. 05-87, Class SG, IO,
1.378s, 2035	1,328,214	56,056
IFB Ser. 05-89, Class S, IO,
1.378s, 2035	1,831,324	75,822
IFB Ser. 05-69, Class AS, IO,
1.378s, 2035	274,960	13,189
IFB Ser. 05-54, Class SA, IO,
1.378s, 2035	1,221,712	46,960
IFB Ser. 05-23, Class SG, IO,
1.378s, 2035	826,945	42,510
IFB Ser. 05-29, Class SX, IO,
1.378s, 2035	993,904	49,547
IFB Ser. 05-57, Class CI, IO,
1.378s, 2035	731,661	33,842
IFB Ser. 05-104, Class NI, IO,
1.378s, 2035	182,240	9,991
IFB Ser. 05-17, Class SA, IO,
1.378s, 2035	755,777	39,981
IFB Ser. 05-17, Class SE, IO,
1.378s, 2035	805,285	42,275
IFB Ser. 05-57, Class DI, IO,
1.378s, 2035	1,764,267	75,832
IFB Ser. 04-92, Class S, IO,
1.378s, 2034	853,345	38,802

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-104, Class SI, IO,
1.378s, 2033	$1,367,984	$64,649
IFB Ser. 05-83, Class QI, IO,
1.368s, 2035	150,456	8,411
IFB Ser. 06-61, Class SE, IO,
1.366s, 2036	884,000	29,973
IFB Ser. 05-92, Class SC, IO,
1.358s, 2035	1,407,321	67,532
IFB Ser. 05-73, Class SD, IO,
1.358s, 2035	679,098	35,543
IFB Ser. 06-20, Class PI, IO,
1.358s, 2030	1,249,070	38,267
IFB Ser. 05-83, Class SL, IO,
1.348s, 2035	2,761,491	116,437
IFB Ser. 06-20, Class IG, IO,
1.328s, 2036	3,673,697	146,086
IFB Ser. 06-8, Class NS, IO,
1.308s, 2036	1,747,065	82,627
Ser. 03-W6, Class 11, IO,
1.286s, 2035	389,993	690
IFB Ser. 06-44, Class IS, IO,
1.278s, 2036	779,421	35,683
IFB Ser. 06-45, Class SM, IO,
1.278s, 2036	890,007	37,549
IFB Ser. 06-42, Class IB, IO,
1.268s, 2036	734,500	27,913
IFB Ser. 06-20, Class IB, IO,
1.268s, 2036	1,574,441	59,920
IFB Ser. 05-95, Class OI, IO,
1.268s, 2035	95,476	5,213
IFB Ser. 06-53, Class US, IO,
1.258s, 2036	1,183,897	51,075
IFB Ser. 04-38, Class SI, IO,
1.248s, 2033	1,204,144	41,182
IFB Ser. 06-42, Class CI, IO,
1.228s, 2036	2,976,127	126,901
IFB Ser. 04-72, Class SB, IO,
1.178s, 2034	547,498	17,965
IFB Ser. 03-112, Class SA, IO,
1.178s, 2028	521,040	13,796
Ser. 03-W17, Class 12, IO,
1.154s, 2033	1,225,890	35,817
Ser. 03-T2, Class 2, IO, 0.832s, 2042	4,777,912	85,141
IFB Ser. 05-67, Class BS, IO,
0.828s, 2035	709,651	20,735
IFB Ser. 05-74, Class SE, IO,
0.778s, 2035	2,340,776	52,008
IFB Ser. 05-82, Class SI, IO,
0.778s, 2035	2,270,534	50,732
IFB Ser. 05-87, Class SE, IO,
0.728s, 2035	5,311,202	112,826
Ser. 03-W3, Class 2IO1, IO,
0.683s, 2042	443,833	6,883

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
Ser. 03-W6, Class 51, IO, 0.682s, 2042	$1,433,705	$24,175
IFB Ser. 05-58, Class IK, IO,
0.678s, 2035	577,842	19,860
IFB Ser. 04-54, Class SW, IO,
0.678s, 2033	322,302	6,512
Ser. 01-T12, Class IO, 0.57s, 2041	2,333,378	26,361
Ser. 03-W2, Class 1, IO, 0.471s, 2042	2,532,346	23,716
Ser. 03-W3, Class 1, IO, 0.439s, 2042	4,966,767	46,126
Ser. 02-T1, Class IO, IO, 0.428s, 2031	1,968,153	17,618
Ser. 03-W6, Class 3, IO, 0.365s, 2042	1,944,351	21,785
Ser. 03-W6, Class 23, IO, 0.351s, 2042	2,107,838	22,718
Ser. 03-W4, Class 3A, IO, 0.325s, 2042	1,864,551	16,470
Ser. 03-W8, Class 11, IO, 0.03s, 2042	779,319	62
Ser. 03-W6, Class 21, IO, 0.004s, 2042	586,272	6
Ser. 05-113, Class DO, Principal Only
(PO), zero %, 2036	656,288	504,451
Ser. 363, Class 1, PO, zero %, 2035	2,171,501	1,478,638
Ser. 361, Class 1, PO, zero %, 2035	1,318,975	963,540
Ser. 05-65, Class KO, PO, zero %, 2035	78,375	59,887
Ser. 04-38, Class AO, PO, zero %, 2034	683,053	478,137
Ser. 342, Class 1, PO, zero %, 2033	259,935	188,246
Ser. 02-82, Class TO, PO, zero %, 2032	188,877	139,563
Ser. 04-61, Class CO, PO, zero %, 2031	420,000	306,075
FRB Ser. 05-117, Class GF, zero %, 2036	133,494	127,132
FRB Ser. 05-65, Class ER, zero %, 2035	415,302	436,805
FRB Ser. 05-57, Class UL, zero %, 2035	428,360	456,319
FRB Ser. 05-36, Class QA, zero %, 2035	79,748	82,311
FRB Ser. 05-65, Class CU, zero %, 2034	72,540	105,719
FRB Ser. 05-81, Class DF, zero %, 2033	59,605	70,782
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	37,971	39,846
Ser. T-60, Class 1A3, 7 1/2s, 2044	736,904	763,164
Ser. T-59, Class 1A3, 7 1/2s, 2043	338,670	351,244
Ser. T-58, Class 4A, 7 1/2s, 2043	197,155	203,597
Ser. T-57, Class 1A3, 7 1/2s, 2043	548,018	566,010
Ser. T-51, Class 2A, 7 1/2s, 2042	256,848	264,678
Ser. T-42, Class A5, 7 1/2s, 2042	107,862	111,063
Ser. T-41, Class 3A, 7 1/2s, 2032	472,189	486,708
Ser. T-60, Class 1A2, 7s, 2044	717,946	734,341
Ser. T-41, Class 2A, 7s, 2032	37,187	37,898
Ser. T-56, Class A, IO, 0.63s, 2043	2,044,677	22,203
Ser. T-56, Class 3, IO, 0.355s, 2043	1,475,063	15,156
Ser. T-56, Class 1, IO, 0.278s, 2043	1,835,156	12,613
Ser. T-56, Class 2, IO, 0.038s, 2043	1,682,852	4,268
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	447,175	467,288
First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.954s, 2033	3,895,324	243,438

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	$346,000	$367,756
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	124,227
Ser. 97-C1, Class A3, 7.38s, 2029	163,523	163,870
First Union-Lehman Brothers-Bank
of America 144A
Ser. 98-C2, Class G, 7s, 2035	443,000	458,421
Freddie Mac
IFB Ser. 2990, Class LB, 3.658s, 2034	419,560	355,584
IFB Ser. 3153, Class UK, 8.227s, 2036	271,272	271,794
IFB Ser. 2963, Class SV, 7.805s, 2034	122,000	115,757
IFB Ser. 2763, Class SC, 7.805s, 2032	518,354	506,867
Ser. 3114, Class BL, IO, 7 1/2s, 2030	91,179	18,369
IFB Ser. 3153, Class SX, 7.256s, 2036	104,043	101,688
IFB Ser. 3081, Class DC, 5.766s, 2035	227,277	202,876
IFB Ser. 3114, Class GK, 5.605s, 2036	147,574	132,460
IFB Ser. 2996, Class SA, 5.503s, 2035	197,770	171,936
IFB Ser. 2976, Class LC, 5.358s, 2035	167,867	151,476
IFB Ser. 2976, Class KL, 5.321s, 2035	394,844	356,216
IFB Ser. 2990, Class DP, 5.211s, 2034	346,915	316,110
IFB Ser. 2979, Class AS, 5.211s, 2034	101,136	93,678
IFB Ser. 3072, Class SA, 5.065s, 2035	95,339	82,379
IFB Ser. 3072, Class SM, 4.735s, 2035	140,689	119,640
IFB Ser. 3072, Class SB, 4.588s, 2035	132,926	112,349
IFB Ser. 3065, Class DC, 4.264s, 2035	342,290	288,617
IFB Ser. 3050, Class SA, 3.878s, 2034	242,796	206,002
IFB Ser. 2990, Class WP, 3.615s, 2035	272,508	245,019
IFB Ser. 2927, Class SI, IO, 3.301s, 2035	639,744	65,774
IFB Ser. 2538, Class SH, IO, 2.351s, 2032	93,608	5,631
IFB Ser. 2828, Class GI, IO, 2.301s, 2034	699,301	60,412
IFB Ser. 2802, Class SM, IO, 2.151s, 2032	202,790	12,061
IFB Ser. 2869, Class SH, IO, 2.101s, 2034	366,426	19,364
IFB Ser. 2869, Class JS, IO, 2.051s, 2034	1,735,246	89,953
IFB Ser. 2882, Class SL, IO, 2.001s, 2034	365,482	23,629
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	678,448	41,846
IFB Ser. 2682, Class TQ, IO, 1.851s, 2033	288,636	13,800
IFB Ser. 2815, Class PT, IO, 1.851s, 2032	690,800	37,822
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	334,995	18,477
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	500,867	16,122
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	1,649,384	91,643
IFB Ser. 2922, Class SE, IO, 1.551s, 2035	957,180	38,287
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	5,033,231	190,508
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	871,720	32,417
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	441,323	17,101
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	1,032,187	48,506
IFB Ser. 3118, Class SD, IO, 1.501s, 2036	1,634,447	59,504
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	382,016	14,685
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	1,675,667	92,400
IFB Ser. 3129, Class SP, IO, 1.501s, 2035	684,185	27,901

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	$1,114,595	$59,105
IFB Ser. 2924, Class SA, IO, 1.501s, 2035	1,360,985	50,612
IFB Ser. 2927, Class ES, IO, 1.501s, 2035	516,582	20,745
IFB Ser. 2950, Class SM, IO, 1.501s, 2016	714,674	33,947
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	321,214	18,250
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	1,293,616	72,270
IFB Ser. 2986, Class WS, IO, 1.451s, 2035	411,783	11,996
IFB Ser. 2962, Class BS, IO, 1.451s, 2035	2,102,726	89,046
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	2,465,999	91,576
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	972,167	30,242
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	767,200	26,543
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	1,176,989	59,388
IFB Ser. 2990, Class LI, IO, 1.431s, 2034	617,800	31,715
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	250,055	13,083
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	950,522	50,313
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	360,237	18,993
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	316,810	13,848
IFB Ser. 2988, Class AS, IO, 1.001s, 2035	199,784	5,203
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	329,059	7,763
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	771,647	19,291
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	315,936	8,230
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	1,729,246	40,799
IFB Ser. 2815, Class S, IO, 0.801s, 2032	760,460	16,088
Ser. 236, PO, zero %, 2036	1,156,704	827,784
Ser. 3045, Class DO, PO, zero %, 2035	384,920	286,613
Ser. 231, PO, zero %, 2035	13,744,393	9,508,529
Ser. 228, PO, zero %, 2035	2,628,679	1,887,564
FRB Ser. 3022, Class TC, zero %, 2035	64,042	78,472
FRB Ser. 3003, Class XF, zero %, 2035	380,831	419,687
FRB Ser. 2958, Class FL, zero %, 2035	162,520	151,866
FRB Ser. 3046, Class WF, zero %, 2035	91,413	92,240
GE Capital Commercial Mortgage Corp.
Ser. 04-C2, Class A4, 4.893s, 2040	879,000	821,772
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.069s, 2043	6,721,681	55,631
Ser. 05-C3, Class XC, IO, 0.038s, 2045	31,136,752	159,420
General Growth Properties-Mall
Properties Trust 144A FRB Ser. 01-C1A,
Class D3, 7.449s, 2014	159,250	159,399
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.07s, 2036	131,000	140,719
Ser. 03-C2, Class A2, 5.457s, 2040	828,000	809,536
Ser. 04-C2, Class A4, 5.301s, 2038	1,281,000	1,233,103
Ser. 97-C1, Class X, IO, 1.543s, 2029	650,235	20,042
Ser. 05-C1, Class X1, IO, 0.109s, 2043	12,420,000	220,207
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	200,135
Ser. 06-C1, Class XC, IO, 0.043s, 2045	17,946,380	118,446

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.262s, 2034	$441,724	$414,786
IFB Ser. 05-66, Class SP, 3.473s, 2035	205,197	171,811
Government National Mortgage Association
IFB Ser. 04-86, Class SW, IO,
1.483s, 2034	796,319	35,045
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	3,071,000	125,373
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	849,791	27,892
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	2,816,201	99,531
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	805,160	24,186
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	838,513	27,076
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	1,653,279	52,190
IFB Ser. 05-28, Class SA, IO, 0.933s, 2035	2,070,914	56,692
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class XC, IO, 0.041s, 2037	25,018,074	107,500
Greenwich Capital Commercial Funding
Corp. 144A
Ser. 05-GG3, Class XC, IO, 0.079s, 2042	19,422,922	313,680
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	556,229
Ser. 05-GG4, Class A4B, 4.732s, 2039	724,000	666,257
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.449s, 2015	75,000	75,422
Ser. 98-C1, Class F, 6s, 2030	173,000	170,751
Ser. 03-C1, Class X1, IO, 0.293s, 2040	2,717,586	49,117
Ser. 04-C1, Class X1, IO, 0.118s, 2028	6,199,866	50,132
Ser. 05-GG4, Class XC, IO, 0.11s, 2039	14,383,314	273,620
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	14,854,027	50,480
JP Morgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	30,000,000	23,619
JP Morgan Commercial Mortgage
Finance Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	132,052
JP Morgan Commercial Mortgage Finance
Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	152,122
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044	684,000	664,075
Ser. 06-CB14, Class A4, 5.481s, 2044	1,311,000	1,263,463
Ser. 05-CB11, Class A4, 5.335s, 2037	899,000	907,990
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	229,575
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 04-FL0A, Class X1A, IO, 1.003s, 2019	453,501	1,498
Ser. 03-ML0A, Class X1, IO, 0.52s, 2039	6,906,237	252,509
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	5,095,733	46,976
Ser. 05-CB12, Class X1, IO, 0.06s, 2037	7,550,341	80,222
Ser. 05-LDP2, Class X1, IO, 0.05s, 2042	20,804,360	339,735
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	15,050,693	138,749

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	$4,788,575	$25,439
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	11,093,251	83,199
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 06-CB14, Class X1, IO, 0.038s, 2044	7,710,844	36,145
Ser. 05-LDP5, Class X1, IO,
0.036s, 2044	47,026,839	220,438
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	89,332
Ser. 99-C1, Class G, 6.41s, 2031	97,000	88,595
Ser. 98-C4, Class G, 5.6s, 2035	84,000	80,958
Ser. 98-C4, Class H, 5.6s, 2035	143,000	133,850
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	905,000	860,425
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	224,607
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.126s, 2040	33,040,333	347,365
Ser. 05-C3, Class XCL, IO, 0.119s, 2040	7,682,844	162,060
Ser. 05-C5, Class XCL, IO, 0.092s, 2020	9,463,256	133,459
Ser. 05-C7, Class XCL, IO, 0.082s, 2040	17,120,096	159,414
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	14,081,357	150,615
Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 8.934s, 2014	220,000	219,797
FRB Ser. 04-LLFA, Class H, 6.149s, 2017	137,000	137,557
FRB Ser. 05-LLFA, 5.999s, 2018	57,000	57,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.143s, 2030	82,000	85,333
Merrill Lynch Mortgage Trust Ser. 05-MCP1,
Class XC, IO, 0.051s, 2043	9,527,014	125,414
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	5,119,274	49,993
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.404s, 2040	326,634	109,550
Ser. 05-C3, Class X, IO, 5.159s, 2044	391,759	125,715
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.722s, 2043	1,430,717	95,000
Ser. 05-HQ6, Class X1, IO, 0.049s, 2042	12,098,647	120,043
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	518,066
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	267,962
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	74,000	75,206
Ser. 04-RR, Class F5, 6s, 2039	220,000	184,929
Ser. 04-RR, Class F6, 6s, 2039	230,000	183,884
Ser. 05-HQ5, Class X1, IO, 0.087s, 2042	14,637,781	116,648
Morgan Stanley Dean Witter Capital I
Ser. 00-LIF2, Class A1, 6.96s, 2033	34,717	35,099
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.249s, 2030	124,000	126,328

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Permanent Financing PLC FRB Ser. 8,
Class 2C, 5.7s, 2042 (United Kingdom)	$319,000	$318,881
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	501,079
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	135,249
Ser. 00-C2, Class J, 6.22s, 2033	127,000	126,594
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.714s,
2034 (Ireland)	343,000	345,007
Ser. 04-1A, Class E, 6.464s,
2034 (Ireland)	135,000	135,034
Salomon Brothers Mortgage Securities VII
144A Ser. 03-CDCA, Class X3CD, IO,
1.43s, 2015	451,252	1,792
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	100,000	85,766
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	62,000	50,881
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	41,000	35,009
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	1,884,000	1,817,514
Ser. 05-C17, Class A4, 5.083s, 2042	943,000	890,673
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	394,404
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.499s, 2018	100,000	99,815
Ser. 03-C3, Class IOI, IO, 0.387s, 2035	2,431,602	74,901
Ser. 06-C23, Class XC, IO, 0.052s, 2045	8,447,883	51,448
Ser. 06-C26, Class XC, IO, 0.038s, 2045	3,364,000	12,531
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	27,925
Washington Mutual Multi-Fam., Mtge.
144A Ser. 01-1, Class B5, 7.199s, 2031
(Cayman Islands)	186,000	190,864

Total collateralized mortgage obligations
(cost $102,667,215)		$96,901,253

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.2%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage
Association Pass-Through
Certificates 7s, June 15, 2031	$6,369	$6,670

U.S. Government Agency Mortgage Obligations (10.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
5 1/2s, June 1, 2035	254,662	245,520
5 1/2s, with due dates from
November 1, 2018 to April 1, 2020	243,532	238,871

Putnam VT The George Putnam Fund of Boston

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.2%)* continued

	Principal amount	Value

U.S. Government Agency Mortgage Obligations continued
Federal National Mortgage Association
Pass-Through Certificates
9s, with due dates from January 1,
2027 to July 1, 2032	$25,641	$27,477
8s, with due dates from October 1,
2025 to July 1, 2033	28,383	29,746
7 1/2s, with due dates from September 1,
2022 to July 1, 2033	219,483	227,033
7s, with due dates from April 1, 2032
to December 1, 2035	1,687,895	1,727,661
7s, with due dates from June 1, 2007
to November 1, 2014	117,378	119,601
6 1/2s, with due dates from April 1,
2033 to January 1, 2035	638,213	643,169
6 1/2s, February 1, 2016	18,035	18,290
6s, with due dates from December 1,
2031 to June 1, 2036	2,136,224	2,103,110
6s, with due dates from April 1, 2016
to November 1, 2016	7,005	7,039
6s, TBA, July 1, 2036	100,000	98,398
5 1/2s, with due dates from July 1,
2034 to May 1, 2036	1,768,317	1,698,989
5 1/2s, with due dates from July 1,
2019 to November 1, 2020	1,164,213	1,143,114
5 1/2s, TBA, July 1, 2036	45,050,000	43,251,518
5s, with due dates from September 1,
2035 to January 1, 2036	9,072,550	8,487,798
5s, April 1, 2020	31,751	30,641
5s, TBA, July 1, 2021	3,700,000	3,562,695
4 1/2, with due dates from April 1,
2021 to November 1, 2035	1,231,889	1,119,961
		64,780,631

Total U.S. government and agency mortgage obligations
(cost $65,621,847)		$64,787,301

U.S. TREASURY OBLIGATIONS (2.2%)*

Principal amount		Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$6,755,000	$7,651,093
U.S. Treasury Notes
4 1/4s, August 15, 2013	2,145,000	2,035,404
3 1/4s, August 15, 2008	4,217,000	4,057,215

Total U.S. treasury obligations (cost $14,127,663)		$13,743,712

ASSET-BACKED SECURITIES (6.9%)*

Principal amount		Value
Aames Mortgage Investment Trust
FRB Ser. 04-1, Class 2A1, 5.663s, 2034	$115,307	$115,406
ABSC NIMS Trust 144A Ser. 05-HE2,
Class A1, 4 1/2s, 2035 (Cayman Islands)	114,461	112,206
Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 6.317s, 2013	217,000	219,752

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Advanta Mortgage Loan Trust Ser. 00-1,
Class A4, 8.61s, 2028	$3,463	$3,453
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	500	499
Ser. 04-5N, Class Note, 5s, 2034	17,670	17,549
Ser. 04-6N, Class Note, 4 3/4s, 2035	27,456	27,216
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 5.733s, 2029	334,097	335,463
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C,
5.699s, 2012	719,090	719,202
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	176,566	173,965
FRB Ser. 04-3, Class 3A, 3.71s, 2034	193,781	191,520
Americredit Automobile Receivables
Trust 144A Ser. 05-1, Class E,
5.82s, 2012	110,371	110,194
Ameriquest Finance NIM Trust 144A
Ser. 04-RN9, Class N1, 4.8s, 2034
(Cayman Islands)	2,679	2,679
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.823s, 2036	157,000	137,496
Arcap REIT, Inc. 144A Ser. 04-1A,
Class E, 6.42s, 2039	137,110	131,817
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034
(Cayman Islands)	1,028	1,026
FRB Ser. 05-OPT1, Class B1, 7.823s, 2035	71,000	56,207
Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 04-HE9, Class A2, 5.693s, 2034	53,555	53,627
FRB Ser. 05-HE1, Class A3, 5.613s, 2035	84,568	84,648
Asset Backed Securities Corp. Home
Equity Loan Trust 144A FRB Ser. 06-HE2,
Class M11, 7.823s, 2036	34,000	27,562
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 5.967s, 2033	101,678	101,828
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	1,995,345	5,924
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,669,000	29,910
Bank One Issuance Trust FRB Ser. 03-C4,
Class C4, 6.229s, 2011	130,000	132,453
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	114,000	111,183
Bayview Financial Acquisition Trust
Ser. 04-A, Class A, IO, 3.938s, 2006	1,576,009	13,234
Ser. 04-B, Class A1, 5.841s, 2039	683,452	683,449
Ser. 04-D, Class A, IO, 3.938s, 2007	1,567,062	42,442
Ser. 05-B, Class A, IO, 2.814s, 2039	3,380,276	110,958
FRB Ser. 03-F, Class A, 5.841s, 2043	219,657	220,206
FRB Ser. 03-G, Class A1, 5.941s, 2039	569,000	569,544
FRB Ser. 04-D, Class A, 5.731s, 2044	325,984	326,230
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A, 6.023s, 2038	106,678	107,307
FRB Ser. 03-SSRA, Class M, 6.673s, 2038	106,678	107,841
FRB Ser. 04-SSRA, Class A1, 5.923s, 2039	208,933	209,581

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Bear Stearns Adjustable Rate Mortgage
Trust Ser. 04-1, Class 11A1, 3.603s, 2034	$490,878	$488,868
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.949s, 2034	90,286	89,669
Ser. 05-5, Class 21A1, 4.69s, 2035	537,492	530,273
Bear Stearns Asset Backed Securities NIM
Trust 144A
Ser. 04-HE7N, Class A1, 5.25s, 2034
(Cayman Islands)	3,581	3,581
Ser. 04-HE6N, Class A1, 5.25s, 2034
(Cayman Islands)	6,557	6,557
Ser. 04-FR1N, Class A1, 5s, 2034
(Cayman Islands)	1,957	1,957
Ser. 04-HE10, Class A1, 4 1/4s, 2034
(Cayman Islands)	17,918	17,806
Ser. 04-HE10, Class A2, 5s, 2034
(Cayman Islands)	50,000	49,563
Ser. 04-HE8N, Class A1, 5s, 2034	1,752	1,750
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-1, Class A1, 5.823s, 2042	74,387	74,387
FRB Ser. 03-3, Class A2, 5.913s, 2043	238,000	238,558
FRB Ser. 05-3, Class A1, 5.773s, 2035	263,557	263,557
FRB Ser. 06-EC1, Class M9, 7.323s, 2035	100,000	81,688
FRB Ser. 06-PC1, Class M9, 7.073s, 2035	100,000	81,125
Capital One Multi-Asset Execution Trust FRB
Ser. 02-C1, Class C1, 7.949s, 2010	60,000	61,706
CARMAX Auto Owner Trust Ser. 04-2,
Class D, 3.67s, 2011	36,840	36,082
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.549s, 2011
(Cayman Islands)	15,183	15,529
FRB Ser. 04-AA, Class B4, 10.699s, 2011
(Cayman Islands)	74,452	77,830
CDO Repackaging Trust Series 144A FRB
Ser. 03-2, Class A, 9.516s, 2008	315,000	343,823
Chase Funding Net Interest Margin 144A
Ser. 04-OPT1, Class Note, 4.458s, 2034	30,422	30,209
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	26,576	26,445
Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	22,000	20,709
Citibank Credit Card Issuance Trust
FRB Ser. 01-C1, Class C1, 6.148s, 2010	130,000	131,666
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-WMC1, Class M10, 8.823s, 2035	34,000	30,399
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	1,096,000	922,676
Ser. 00-5, Class A4, 7.47s, 2032	49,919	50,001
Ser. 00-5, Class A6, 7.96s, 2032	217,000	182,876
Ser. 01-1, Class A4, 6.21s, 2032	257,498	257,642
Ser. 01-1, Class A5, 6.99s, 2032	1,123,000	1,012,443
Ser. 01-3, Class A4, 6.91s, 2033	727,000	679,279

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 01-4, Class A4, 7.36s, 2033	$781,000	$748,802
Ser. 01-4, Class B1, 9.4s, 2033	5,837	29
Ser. 02-1, Class A, 6.681s, 2033	808,074	807,377
Ser. 02-1, Class M2, 9.546s, 2033	240,000	129,600
Ser. 02-2, Class A, IO, 8 1/2s, 2033	620,038	140,656
Consumer Credit Reference IDX
Securities 144A FRB
Ser. 02-1A, Class A, 7.437s, 2007	383,000	388,745
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.944s, 2034	90,981	90,213
Ser. 05-24, Class 1AX, IO, 1.246s, 2035	4,089,598	107,352
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	2,622,888	98,358
Ser. 06-OA10, Class XBI, IO, zero %, 2046	1,068,000	55,903
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	4,207	4,201
Ser. 04-14N, 5s, 2036	22,307	22,195
Ser. 04-6N, Class N1, 6 1/4s, 2035	20,427	20,378
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	14,160	13,875
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.304s, 2035	715,097	704,258
Ser. 05-2, Class 2X, IO, 1.16s, 2035	2,828,839	61,439
Ser. 05-9, Class 1X, IO, 0.712s, 2035	2,470,630	59,542
Ser. 06-0A5, Class X, IO, 1.167s, 2046	1,902,289	93,331
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035##	1,673,302	40,002
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035##	973,282	25,397
Ser. 05-R2, Class 2A3, 8s, 2035	198,755	206,271
Ser. 05-R3, Class AS, IO, 0.948s, 2035##	1,322,080	26,855
Ser. 06-R1, Class AS, IO, 0.988s, 2036##	2,018,669	47,628
Countrywide Partnership Trust 144A
Ser. 04-EC1N, Class N, 5s, 2035	2,557	2,553
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	188,000	181,779
CS First Boston Mortgage Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s, 2034	42,151	41,729
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	131,000	131,669
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.863s, 2035	93,000	93,185
Finance America NIM Trust 144A Ser. 04-1,
Class A, 5 1/4s, 2034	12,758	2,679
First Chicago Lennar Trust 144A Ser. 97-CHL0,
Class D, 7.619s, 2039	180,444	179,794
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034
(Cayman Islands)	1,895	1,893
Ser. 04-FF7A, Class A, 5s, 2034
(Cayman Islands)	5,901	5,887
First Horizon Mortgage Pass-Through Trust
Ser. 05-AR2, Class 1A1, 4.831s, 2035	361,894	357,237
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	43,929	43,956

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s, 2009	$270,000	$260,829
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	16,325	16,251
Ser. 04-3, Class B, 7 1/2s, 2034	27,661	25,656
Ser. 04-D, Class N1, 4 1/2s, 2034
(Cayman Islands)	5,962	5,947
G-Force CDO, Ltd. 144A Ser. 03-1A,
Class E, 6.58s, 2038 (Cayman Islands)	111,000	109,058
GE Capital Credit Card Master Note Trust FRB
Ser. 04-2, Class C, 5.679s, 2010	241,480	241,734
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 6.173s, 2018	47,707	48,099
FRB Ser. 05-1A, Class C, 6.623s, 2019	169,000	168,998
Gears Auto Owner Trust Ser. 05-AA,
Class E1, 8.22s, 2012	266,000	260,470
GEBL 144A
Ser. 04-2, Class C, 6.049s, 2032	119,753	119,751
Ser. 04-2, Class D, 7.949s, 2032	119,753	119,753
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	631,950	24,488
Goldentree Loan Opportunities II, Ltd.
144A FRB Ser. 2A, Class 4, 7.93s, 2015
(Cayman Islands)	50,000	50,063
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.48s, 2041
(United Kingdom)	229,630	232,141
FRB Ser. 02-1, Class 1C, 6.38s, 2042
(United Kingdom)	160,000	160,733
FRB Ser. 02-2, Class 1C, 6.33s, 2043
(United Kingdom)	130,000	131,097
FRB Ser. 04-2, Class 1C, 6.114s, 2044
(United Kingdom)	23,401	23,419
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	198,380	200,364
Ser. 97-6, Class A8, 7.07s, 2029	48,101	48,022
Ser. 97-6, Class A9, 7.55s, 2029	101,929	103,701
Ser. 97-7, Class A8, 6.86s, 2029	146,833	147,751
Ser. 99-3, Class A5, 6.16s, 2031	12,901	12,981
Ser. 99-3, Class A6, 6 1/2s, 2031	147,000	145,071
Ser. 99-3, Class A7, 6.74s, 2031	285,000	268,215
Ser. 99-5, Class A5, 7.86s, 2030	1,480,000	1,278,730
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	488,190	443,657
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 1.183s, 2045	1,692,438	44,427
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	140,731	139,988
GSAMP Trust 144A
Ser. 04-NIM1, Class N2, zero %, 2034	127,605	93,981
Ser. 04-NIM2, Class N, 4 7/8s, 2034	63,830	63,556
Ser. 05-NC1, Class N, 5s, 2035	33,839	33,765

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	$156,574	$161,466
Ser. 05-RP3, Class 1A3, 8s, 2035	190,215	198,393
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	60,744	63,985
GSMPS Mortgage Loan Trust 144A
Ser. 04-4, Class 1AS, IO, 1.005s, 2034##	9,315,956	215,431
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035##	1,353,512	31,300
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	211,892	218,484
Ser. 05-RP2, Class 1A3, 8s, 2035	184,733	192,707
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036##	3,902,836	67,690
GSR Mortgage Loan Trust
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	184,501	181,067
Ser. 05-AR2, Class 2A1, 4.855s, 2035	321,234	313,981
Guggenheim Structured Real Estate Funding,
Ltd. 144A
FRB Ser. 05-1A, Class D, 6.853s, 2030
(Cayman Islands)	291,000	291,000
FRB Ser. 05-2A, Class D, 6.873s, 2030
(Cayman Islands)	250,000	250,750
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035	185,268	178,961
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 5.66s, 2036
(Cayman Islands)	402,703	385,307
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040
(United Kingdom)	110,000	110,010
FRB Ser. 8, Class 2C, 5.788s, 2040
(United Kingdom)	92,000	92,166
Home Equity Asset Trust 144A
Ser. 04-4N, Class A, 5s, 2034	18,646	18,413
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	54,000	52,783
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 8.073s, 2037
(Cayman Islands)	460,000	460,000
FRB Ser. 03-1A, Class EFL, 8.302s, 2036
(Cayman Islands)	270,000	286,516
Long Beach Asset Holdings Corp.
NIM Trust 144A
Ser. 05-1, Class N1, 4.115s, 2035	26,309	26,158
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	1,465,382	32,971
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	732,696	16,486
Long Beach Mortgage Loan Trust 144A
FRB Ser. 06-WL3, Class B1, 7.823s, 2036	166,000	136,909
Madison Avenue Manufactured Housing
Contract
Ser. 02-A IO, 0.3s, 2032	13,606,171	144,566
FRB Ser. 02-A, Class B1, 8.573s, 2032	338,443	236,910
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	40,714	40,021
FRB Ser. 02-1A, Class A1, 5.967s, 2024	157,785	159,129

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	$419,112	$9,430
Ser. 04-13, Class 3A6, 3.786s, 2034	461,000	436,141
Ser. 04-7, Class 2A1, 4.652s, 2034	115,121	114,805
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	1,082,706	3,383
Ser. 06-OA1, Class X, IO, 1.58s, 2046	979,638	49,288
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-HE1A, Class Note, 5.191s, 2034
(Cayman Islands)	3,441	3,422
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	243,517	249,985
Ser. 05-2, Class 1A3, 7 1/2s, 2035	140,670	144,407
Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 5.961s, 2027	556,721	528,885
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 4.725s, 2035	55,000	53,070
FRB Ser. 05-A9, Class 3A1, 5.296s, 2035	927,657	913,887
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035
(Cayman Islands)	2,592	2,562
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	13,299	13,050
Ser. 04-OP1N, Class N1, 4 3/4s, 2035
(Cayman Islands)	356	352
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	2,242	2,226
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	8,157	8,094
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	7,633	7,509
Ser. 05-WM1N, Class N1, 5s, 2035	28,558	28,165
Metris Master Trust FRB Ser. 04-2,
Class C, 6.617s, 2010	136,000	136,455
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	59,066	57,167
MMCA Automobile Trust Ser. 02-1,
Class B, 5.37s, 2010	153,215	152,633
Morgan Stanley ABS Capital I FRB
Ser. 04-WMC3, Class A2PT, 5.613s, 2035	133,166	133,242
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	54,660	54,336
Ser. 04-HB2, Class E, 5s, 2012	60,685	59,548
Morgan Stanley Dean Witter Capital I FRB
Ser. 01-NC3, Class B1, 8.998s, 2031	36,636	19,417
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.412s, 2035	952,822	946,941
Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1, 5.66s, 2015 (Cayman Islands)	138,000	138,207
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	40,989	39,592
Ser. 05-A, Class C, 4.84s, 2014	102,239	99,855
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	187,000	177,017
Newcastle CDO, Ltd. 144A FRB Ser. 3A,
Class 4FL, 8.523s, 2038 (Cayman Islands)	67,000	67,285
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 8.595s, 2035	76,438	79,471

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT, 9.087s, 2034	$70,791	$73,755
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	222,972	175,771
Ser. 02-C, Class A1, 5.41s, 2032	568,289	476,964
Ser. 95-B, Class B1, 7.55s, 2021	78,000	51,480
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	91,626	79,684
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.464s,
2018 (Ireland)	79,000	80,333
FRB Ser. 05-A, Class D, 6.664s,
2012 (Ireland)	92,000	91,963
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.823s, 2035	30,000	26,341
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	55,000	53,470
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10,
7.823s, 2034	58,000	53,015
FRB Ser. 05-WCW2, Class M11,
7.823s, 2035	142,000	109,340
People’s Choice Net Interest Margin Note 144A
Ser. 04-2, Class B, 5s, 2034	50,000	49,269
Permanent Financing PLC FRB Ser. 3,
Class 3C, 6.45s, 2042 (United Kingdom)	160,000	161,915
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.329s, 2011
(United Kingdom)	275,000	278,346
FRB Ser. 04-2A, Class C, 5.79s, 2011
(United Kingdom)	109,000	109,887
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	120,000	116,681
FRB Ser. 04-AA, Class D, 7.049s, 2011	147,000	148,641
FRB Ser. 04-BA, Class D, 6.599s, 2010	270,000	270,102
FRB Ser. 04-EA, Class D, 6.129s, 2011	100,000	100,968
Renaissance NIM Trust 144A Ser. 05-1,
Class N, 4.7s, 2035	17,662	17,662
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.967s, 2034	66,279	65,781
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	26,961	26,843
Ser. 04-NT, Class Note, 5s, 2034	21,683	20,815
Ser. 04-NT12, Class Note, 4.7s, 2035	9,684	9,652
FRB Ser. 05-KS10, Class B, 8.073s, 2035	150,000	132,432
Residential Funding Mortgage Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	789,829	740,291
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.583s, 2033	333,936	333,988
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands)	783	531
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	712	508

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

SAIL Net Interest Margin Notes 144A
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	$1,340	$814
Ser. 03-7A, Class A, 7s, 2033
(Cayman Islands)	3,137	2,284
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	5,185	830
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	7,294	875
Ser. 03-BC2A, Class A, 7 3/4s, 2033
(Cayman Islands)	13,839	2,906
Ser. 04-10A, Class A, 5s, 2034
(Cayman Islands)	65,777	65,527
Ser. 04-11A, Class A2, 4 3/4s, 2035
(Cayman Islands)	74,271	73,722
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands)	39,150	8,613
Ser. 04-AA, Class A, 4 1/2s, 2034
(Cayman Islands)	20,080	20,022
Ser. 04-8A, Class A, 5s, 2034
(Cayman Islands)	2,443	2,443
Ser. 04-BN2A, Class A, 5s, 2034
(Cayman Islands)	8,158	8,126
Ser. 05-1A, Class A, 4 1/4s, 2035
(Cayman Islands)	76,151	75,473
Ser. 05-2A, Class A, 4 3/4s, 2035
(Cayman Islands)	33,342	33,092
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035
(Cayman Islands)	93,763	93,081
Ser. 05-WF1A, Class A, 4 3/4s, 2035
(Cayman Islands)	76,243	75,710
Sharps SP I, LLC Net Interest Margin
Trust 144A
Ser. 04-HE1N, Class Note, 4.94s, 2034	21,569	7,549
Ser. 04-HE2N, Class NA, 5.43s, 2034	3,539	3,485
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	41,126	40,715
Ser. 04-HS1N, Class Note, 5.92s, 2034	4,333	4,333
Ser. 04-RM2N, Class NA, 4s, 2035	21,508	21,293
Soundview Home Equity Loan Trust 144A FRB
Ser. 05-CTX1, Class B1, 7.823s, 2035	82,000	71,607
Structured Adjustable Rate Mortgage
Loan Trust
Ser. 04-10, Class 1A1, 4.906s, 2034	164,731	164,218
Ser. 03-NP3, Class A1, 4.53s, 2033	17	17
Ser. 04-12, Class 1A2, 4.965s, 2034	215,128	214,884
Ser. 04-6, Class 1A, 4.381s, 2034	706,337	704,095
Ser. 04-8, Class 1A3, 4.675s, 2034	26,960	26,880
Ser. 05-9, Class AX, IO, 0.937s, 2035	5,399,992	84,240
FRB Ser. 05-18, Class 6A1, 5.318s, 2035	421,154	415,264
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
5.673s, 2034	181,559	181,577

ASSET-BACKED SECURITIES (6.9%)* continued

	Principal amount	Value

Structured Asset Investment Loan
Trust 144A
FRB Ser. 05-HE3, Class M11,
7.823s, 2035	$166,000	$134,547
FRB Ser. 06-BNC2, Class B1,
7.823s, 2036	24,000	21,363
Structured Asset Receivables Trust 144A FRB
Ser. 05-1, 5.575s, 2015	714,956	714,733
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 5.06s, 2034	83,431	83,895
Ser. 04-8, Class 1A1, 4.675s, 2034	132,255	131,864
IFB Ser. 05-10, Class 3A3, 5.163s, 2034	423,686	358,830
IFB Ser. 05-6, Class 5A8, 3.255s, 2035	659,730	499,803
Structured Asset Securities Corp. 144A
Ser. 05-RF4, Class AIO, IO, 1.163s, 2035##	1,173,446	24,752
Ser. 05-RF6, Class AIO, IO, 1.232s, 2043##	1,130,782	25,443
Terwin Mortgage Trust FRB Ser. 04-5HE,
Class A1B, 5.743s, 2035	101,570	101,647
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038 (Cayman Islands)	184,000	182,797
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)	56,154	56,162
Wells Fargo Mortgage Backed
Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	81,636
Ser. 05-AR12, Class 2A5, 4.319s, 2035	2,803,000	2,694,285
Ser. 05-AR9, Class 1A2, 4.352s, 2035	229,446	222,890
Ser. 06-AR10, Class 3A1, 5.099s, 2036	566,000	557,510
FRB Ser. 04-R, Class 2A1, 4.353s, 2034	240,241	233,082
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035	234,956	227,507
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	27,112	26,736
Ser. 04-3, Class D, 4.07s, 2012	64,637	63,572
Ser. 04-4, Class D, 3.58s, 2012	28,498	27,867
Ser. 05-1, Class D, 4 1/4s, 2012	108,640	106,764
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 6s, 2044
(United Kingdom)	257,000	256,936
Whole Auto Loan Trust Ser. 03-1,
Class C, 3.13s, 2010	9,290	9,274
Whole Auto Loan Trust 144A Ser. 04-1,
Class D, 5.6s, 2011	65,406	64,868

Total asset-backed securities (cost $45,186,336)		$43,521,948

CORPORATE BONDS AND NOTES (4.1%)*

	Principal amount	Value

Basic Materials (0.2%)
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty 4.027s, 2009	$200,000	$188,652
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	84,575
ICI Wilmington, Inc. company guaranty
5 5/8s, 2013	160,000	153,418

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Basic Materials continued
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	$60,000	$56,615
Newmont Mining Corp. notes 5 7/8s, 2035	90,000	80,548
Potash Corp. of Saskatchewan
notes 7 3/4s, 2011 (Canada)	65,000	70,019
Teck Cominco Ltd. notes 6 1/8s,
2035 (Canada)	90,000	80,560
Teck Cominco Ltd. notes 5 3/8s,
2015 (Canada)	15,000	13,969
Weyerhaeuser Co. debs. 7.95s, 2025	125,000	131,919
Weyerhaeuser Co. debs. 7 3/8s, 2032	120,000	121,490
		981,765

Capital Goods (0.1%)
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	65,000	60,613
L-3 Communications Corp. sr. sub. notes
Class B, 6 3/8s, 2015	80,000	76,400
Lockheed Martin Corp. bonds 8 1/2s, 2029	155,000	195,089
Raytheon Co. debs. 6 3/4s, 2018	75,000	78,651
Sealed Air Corp. 144A notes 5 5/8s, 2013	75,000	71,462
		482,215

Communication Services (0.4%)
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	65,000	65,650
AT&T Corp. sr. notes 8s, 2031	90,000	103,329
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	310,000	380,067
Citizens Communications Co. sr. notes
6 1/4s, 2013	90,000	85,050
Embarq Corp. notes 7.082s, 2016	130,000	129,286
France Telecom notes 8 1/2s, 2031 (France)	50,000	60,164
France Telecom notes 7 3/4s, 2011 (France)	45,000	48,339
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014
(Canada)	105,000	99,356
Southwestern Bell Telephone debs. 7s, 2027	180,000	178,118
Sprint Capital Corp. company guaranty
6.9s, 2019	180,000	184,929
Sprint Capital Corp. company guaranty
6 7/8s, 2028	270,000	272,000
Telecom Italia Capital SA company guaranty
6 3/8s, 2033 (Luxembourg)	65,000	58,770
Telecom Italia Capital SA company guaranty
5 1/4s, 2013 (Luxembourg)	155,000	143,292
Telecom Italia Capital SA company guaranty
4s, 2010 (Luxembourg)	165,000	154,476
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	135,000	121,338
Telefonica Emisones SAU company guaranty
7.045s, 2036 (Spain)	175,000	174,464
Telefonica Europe BV company guaranty
8 1/4s, 2030 (Netherlands)	80,000	90,356

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Communication Services continued
Verizon New Jersey, Inc. debs. 8s, 2022	$110,000	$118,252
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	147,775
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	44,902
		2,659,913

Conglomerates (—%)
Tyco International Group SA company
guaranty 6 3/4s, 2011 (Luxembourg)	150,000	154,763

Consumer Cyclicals (0.5%)
Cendant Corp. notes 6 1/4s, 2010	240,000	245,548
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	83,882
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	84,560
DaimlerChrysler NA Holding Corp.
company guaranty 7.2s, 2009	420,000	433,218
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	230,000	229,736
Ford Motor Credit Corp. FRN 8.149s, 2007	130,000	129,870
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	126,270
Ford Motor Credit Corp. notes 5 5/8s, 2008	204,000	188,713
Ford Motor Credit Corp. 144A sr. unsecd.
notes 9 3/4s, 2010	309,000	301,085
General Motors Acceptance Corp. FRN
6.018s, 2007	255,000	253,088
General Motors Acceptance Corp. FRN
Ser. MTN, 6.039s, 2007	235,000	233,387
General Motors Acceptance Corp. FRN
Ser. MTN, 5.968s, 2007	155,000	154,539
GTECH Holdings Corp. notes 4 3/4s, 2010	90,000	86,591
Harrah’s Operating Co., Inc. company
guaranty 5 3/4s, 2017	110,000	100,208
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	10,865
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	134,069
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	115,000	109,114
Office Depot, Inc. notes 6 1/4s, 2013	79,000	78,447
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	86,186
Park Place Entertainment Corp.
sr. notes 7s, 2013	140,000	142,497
		3,211,873

Consumer Staples (0.4%)
Chancellor Media Corp. company guaranty
8s, 2008	95,000	98,772
Comcast Corp. company guaranty
4.95s, 2016	170,000	151,502
Cox Communications, Inc. notes
6 3/4s, 2011	130,000	132,381
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	125,000	132,043
CVS Corp. 144A pass-through certificates
6.117s, 2013	99,242	98,519
Dean Foods Co. company guaranty 7s, 2016	95,000	91,913
Delhaize America, Inc. company guaranty
8 1/8s, 2011	190,000	199,820

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Consumer Staples continued
Diageo PLC company guaranty 8s, 2022	$230,000	$268,916
Fortune Brands, Inc. notes 5 3/8s, 2016	165,000	152,629
Kroger Co. company guaranty 6 3/4s, 2012	60,000	61,597
News America, Inc. company guaranty
6.4s, 2035	170,000	157,234
News America, Inc. debs. 7 1/4s, 2018	195,000	207,974
TCI Communications, Inc. debs. 9.8s, 2012	95,000	109,592
TCI Communications, Inc. debs. 8 3/4s, 2015	95,000	108,544
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	285,473
Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	20,000	22,239
Time Warner, Inc. debs. 9.15s, 2023	85,000	100,799
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	343,060
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	85,000	83,489
		2,806,496

Energy (0.2%)
Amerada Hess Corp. bonds 7 7/8s, 2029	165,000	184,086
Chesapeake Energy Corp. sr. unsecd. notes
7 5/8s, 2013	140,000	140,875
Enterprise Products Operating LP company
guaranty Ser. B, 6 3/8s, 2013	85,000	84,919
Forest Oil Corp. sr. notes 8s, 2011	80,000	81,800
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	75,000	72,573
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	90,000	84,600
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	35,000	36,147
Sunoco, Inc. notes 4 7/8s, 2014	75,000	68,818
Valero Energy Corp. sr. unsecd. notes
7 1/2s, 2032	100,000	108,571
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	65,000	62,010
		924,399

Financial (1.4%)
Bank One Corp. sub. debs. 7 5/8s, 2026	55,000	61,909
Bank One Corp. sub. notes 5 1/4s, 2013	40,000	38,680
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	150,000	130,200
Block Financial Corp. notes 5 1/8s, 2014	100,000	90,209
Bosphorus Financial Services, Ltd. 144A sec.
FRN 6.97s, 2012 (Cayman Islands)	399,000	400,543
Brandywine Operating Partnership LP
notes 5 3/4s, 2012 (R)	70,000	68,516
Capital One Bank notes 6 1/2s, 2013	90,000	92,032
CIT Group, Inc. sr. notes 7 3/4s, 2012	250,000	271,396
CIT Group, Inc. sr. notes 5s, 2015	95,000	87,813
CIT Group, Inc. sr. notes 5s, 2014	155,000	144,886
Citigroup, Inc. sub. notes 5s, 2014	79,000	73,941
Colonial Properties Trust notes 6 1/4s,
2014 (R)	80,000	79,134

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Financial continued
Countrywide Capital III company
guaranty Ser. B, 8.05s, 2027	$110,000	$122,986
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	160,000	148,182
Developers Diversified Realty Corp. unsecd.
notes 5 3/8s, 2012 (R)	50,000	48,050
Equity One, Inc. company guaranty
3 7/8s, 2009 (R)	110,000	104,115
ERP Operating LP notes 6.584s, 2015	80,000	82,431
Executive Risk Capital Trust company
guaranty Ser. B, 8.675s, 2027	165,000	173,950
Fleet Capital Trust V bank guaranty
FRN 6.396s, 2028	135,000	134,655
Fund American Cos., Inc. notes 5 7/8s, 2013	185,000	175,934
GATX Financial Corp 144A notes 5.8s, 2016	80,000	76,575
Greenpoint Capital Trust I company
guaranty 9.1s, 2027	75,000	80,049
Health Care REIT, Inc. sr. notes 6s, 2013	55,000	53,318
Heritage Property Investment Trust company
guaranty 5 1/8s, 2014 (R)	105,000	96,919
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	105,000	107,453
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	53,194
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	78,419
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	477,158
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	100,000	97,481
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	215,000	203,135
International Lease Finance Corp. notes
4 3/4s, 2012	80,000	75,624
iStar Financial, Inc. sr. unsecd. notes 5 7/8s,
2016 (R)	225,000	215,748
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	265,000	250,306
JPMorgan Chase Capital XV notes 5 7/8s, 2035	185,000	164,163
Lehman Brothers E-Capital Trust I FRN
5.954s, 2065	325,000	324,944
Lehman Brothers Holdings, Inc. notes
Ser. MTN, 5 1/2s, 2016	10,000	9,555
Liberty Mutual Insurance 144A notes
7.697s, 2097	285,000	269,778
Loews Corp. notes 5 1/4s, 2016	70,000	64,770
MetLife, Inc. notes 5.7s, 2035	105,000	93,665
MetLife, Inc. notes 5s, 2015	165,000	152,635
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015 (S)	50,000	48,308
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	60,000	69,238
NB Capital Trust IV company guaranty
8 1/4s, 2027	395,000	415,464
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	70,000	65,481
Nuveen Investments, Inc. sr. notes 5s, 2010	70,000	67,303

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Financial continued
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	$85,000	$83,267
PNC Bank NA notes 4 7/8s, 2017	140,000	126,844
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	120,498
Prudential Holdings LLC 144A bonds
8.695s, 2023	210,000	249,320
Rouse Co. (The) notes 7.2s, 2012 (R)	195,000	195,605
Royal Bank of Scotland Group PLC bonds Ser. 1,
9.118s, 2049 (United Kingdom)	255,000	280,041
Royal Bank of Scotland Group PLC FRB
7.648s, 2049 (United Kingdom)	50,000	53,812
Safeco Capital Trust I company guaranty
8.072s, 2037	190,000	199,736
Simon Property Group LP unsub. 5 3/4s, 2015	100,000	96,768
Sovereign Bancorp, Inc. 144A sr. notes
4.8s, 2010	100,000	95,780
St. Paul Travelers Cos., Inc. (The) sr. unsecd.
notes 5 1/2s, 2015	10,000	9,445
Sun Life Canada Capital Trust 144A company
guaranty 8.526s, 2049	245,000	259,333
Swiss Re Capital I LP 144A company guaranty
FRN 6.854s, 2049	120,000	116,715
Transamerica Capital III company guaranty
7 5/8s, 2037	150,000	159,452
UBS AG/Jersey Branch FRN 8.414s,
2008 (Jersey)	310,000	319,703
UBS Preferred Funding Trust I company
guaranty 8.622s, 2049	160,000	175,027
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	250,000	247,102
Westpac Capital Trust III 144A sub. notes FRN
5.819s, 2049 (Australia)	140,000	136,595
		9,065,288

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,405
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	85,000	81,184
Hospira, Inc. notes 5.9s, 2014	60,000	58,811
WellPoint, Inc. notes 5s, 2014	70,000	65,106
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	85,000	79,661
Wyeth notes 5 1/2s, 2014	335,000	323,692
		693,859

Technology (0.1%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	109,849
Avnet, Inc. notes 6s, 2015	105,000	99,402
Computer Associates International, Inc. 144A
sr. notes 6 1/8s, 2014	130,000	117,939
Xerox Corp. sr. notes 6.4s, 2016	145,000	136,844
		464,034

CORPORATE BONDS AND NOTES (4.1%)* continued

	Principal amount	Value

Transportation (0.1%)
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	$75,000	$79,500
BNSF Funding Trust I company guaranty
FRB 6.613s, 2055	320,000	300,384
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	3,901	3,911
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	82,391	81,567
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	180,000	179,484
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	65,000	64,565
		709,411

Utilities & Power (0.6%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	135,000	130,191
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	49,073
Atmos Energy Corp. notes 4.95s, 2014	155,000	141,286
Beaver Valley II Funding debs. 9s, 2017	215,000	239,033
CenterPoint Energy Houston Electric, LLC
general ref. mtge. Ser. M2, 5 3/4s, 2014	25,000	24,435
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	140,000	149,666
Cleveland Electric Illuminating Co. (The) 144A
sr. notes Ser. D, 7.88s, 2017	70,000	78,611
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	130,000	119,798
Consolidated Natural Gas Co.
sr. notes 5s, 2014	70,000	64,390
Consumers Energy Co. 1st mtge. 5s, 2012	165,000	156,028
Consumers Energy Co. 1st mtge. Ser. B,
5 3/8s, 2013	55,000	52,782
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	105,000	100,319
Duke Energy Field Services, LLC 144A
notes 5 3/8s, 2015	35,000	32,868
Enbridge Energy Partners LP sr. notes
5.35s, 2014	70,000	65,612
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	135,000	122,760
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	60,000	60,238
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	70,000	71,925
Kansas Gas & Electric bonds 5.647s, 2021	55,000	51,877
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	95,000	89,912
MidAmerican Energy Holdings Co. 144A
bonds 6 1/8s, 2036	375,000	350,543
Monongahela Power Co. 1st mtge. 5s, 2006	235,000	234,447
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	52,673
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,035
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	95,000	90,094

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (4.1%)* continued

		Principal amount	Value

Utilities & Power continued
Oncor Electric Delivery Co. debs. 7s, 2022		$45,000	$46,635
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033		20,000	21,358
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		110,000	107,191
Potomac Edison Co. 1st mtge. 5.35s, 2014		40,000	38,209
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012 (S)		125,209	124,730
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		90,000	85,339
Progress Energy, Inc. sr. unsecd. notes
5 5/8s, 2016		135,000	129,018
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009		60,000	61,630
Public Service Co. of New Mexico sr. notes
4.4s, 2008		60,000	58,130
Southern California Edison Co. 1st mtge. 5s, 2014		30,000	28,345
Southern California Edison Co. notes
6.65s, 2029		170,000	173,005
Teco Energy, Inc. notes 7.2s, 2011		150,000	150,938
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		95,000	91,553
TXU Corp. sr. notes Ser. P, 5.55s, 2014		275,000	249,429
Westar Energy, Inc. 1st mtge. 5.15s, 2017		15,000	13,724
Westar Energy, Inc. 1st mtge. 5.1s, 2020		110,000	96,969
			4,057,799

Total corporate bonds and notes (cost $27,224,364)			$26,211,815

CONVERTIBLE PREFERRED STOCKS (0.4%)*

		Shares	Value

General Motors Corp. Ser. A, $1.13 cv. pfd. (S)		10,295	$250,941
Hartford Financial Services Group, Inc. (The)
$3.50 cv. pfd.		2,900	217,138
Hartford Financial Services Group, Inc. (The)
$3.00 cv. pfd.		9,659	718,388
Huntsman Corp. $2.50 cv. pfd.		15,200	590,900
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda) (S)		33,700	703,319

Total convertible preferred stocks (cost $2,284,001)			$2,480,686

PURCHASED OPTIONS OUTSTANDING (0.1%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28	$11,932,000	$482,145
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28	11,932,000	76,117

Total purchased options outstanding (cost $585,264)			$558,262

MUNICIPAL BONDS AND NOTES (—%)*

			Principal
		Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34		Baa3	$140,000	$140,042
NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16		Aaa	115,000	104,697
AMBAC, U.S. Govt. Coll., 4.252s,
1/1/16 (Prerefunded)		Aaa	5,000	4,493

Total municipal bonds and notes (cost $259,908)				$249,232

UNITS (—%)* (cost $121,766)

			Units	Value

Cendant Corp. units 4.89s, 2006			1,300	$64,879

WARRANTS (—%)* † (cost $0)

	Expiration	Strike
	date	price	Warrants	Value

Raytheon Co.	6/16/11	$1.164	1,180	$14,927

SHORT-TERM INVESTMENTS (13.0%)*

		Principal amount/shares		Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60% to
5.44% and due dates ranging from
July 3, 2006 to August 14, 2006 (d)		$20,546,344		$20,505,772
Putnam Prime Money Market Fund (e)		62,200,728		62,200,728

Total short-term investments (cost $82,706,500)				$82,706,500

Total investments (cost $656,837,721)				$702,661,138

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $239,612) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$236,481	$239,612	9/20/06	$(3,131)

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note
2 yr (Short)	273	$55,359,281	Sep-06	$206,479
U.S. Treasury Note
10 yr (Long)	418	43,831,219	Sep-06	(161,862)
U.S. Treasury Note
5 yr (Short)	276	28,540,125	Sep-06	123,210
Euro 90 day (Long)	70	16,523,500	Sep-06	(49,030)
U.S. Treasury Bond
20 yr (Short)	148	15,785,125	Sep-06	(20,100)
S&P 500 Index
E-Mini (Long)	104	6,653,400	Sep-06	27,857
Euro 90 day (Short)	20	4,722,000	Mar-06	46,042

Total				$172,596

Putnam VT The George Putnam Fund of Boston

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06
(proceeds receivable $98,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2021	$100,000	7/18/06	$98,125

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $1,261,482) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of 4.55%
versus the three month LIBOR
maturing on July 5, 2017.	$12,220,000	Jun 07/$4.55	$22,851
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.55%
versus the three month LIBOR
maturing on July 5, 2017.	12,220,000	Jun 07/$4.55	1,075,788

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $1,261,482) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
International for the obligation
to receive a fixed rate of
5.225% semi-annually versus
the three month USD-LIBOR
BBA maturing March 5, 2018.	$4,567,000	Mar 08/$5.225	$66,011
Option on an interest rate
swap with Lehman Brothers
International for the obligation
to pay a fixed rate of 5.225%
semi-annually versus the three
month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar 08/$5.225	240,032

Total			$1,404,682

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(365,836)

7,400,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	413,867

500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	46,264

410,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	36,230

990,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	86,378

2,740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	221,640

13,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	457,840

14,400,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(575,757)

13,480,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	703,934

3,900,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	220,542

4,247,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(220,977)

Citibank, N.A.
570,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	10,826

Credit Suisse First Boston International
1,590,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(114,052)

2,901,900	7/9/06	3 month USD-LIBOR-BBA	2.931%	5,250

10,700,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	559,836

Credit Suisse International
536,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(13,902)

Goldman Sachs Capital Markets, L.P.
618,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	7,068

1,720,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	37,126

JPMorgan Chase Bank, N.A.
6,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	388,015

12,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(948,526)

1,659,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(103,616)

8,280,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(819,863)

590,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	55,412

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

		Payments		Payments	Unrealized
Swap counterparty /	Termination	made by		received by	appreciation/
Notional amount	date	fund per annum		fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$2,380,000	6/16/15	4.538%		3 month USD-LIBOR-BBA	$195,115

12,000,000	3/7/15	3 month USD-LIBOR-BBA		4.798%	(599,564)

20,000,000	1/17/16	4.946%		3 month USD-LIBOR-BBA	892,564

Lehman Brothers Special Financing, Inc.
2,471,000	1/23/14	4.419%		3 month USD-LIBOR-BBA	169,031

2,471,000	1/23/14	4.408%		3 month USD-LIBOR-BBA	169,300

3,700,000	5/5/16	5.653%		3 month USD-LIBOR-BBA	17,681

4,200,000	5/5/08	5.3975%		3 month USD-LIBOR-BBA	15,319

2,300,000	4/28/16	5.613%		3 month USD-LIBOR-BBA	17,684

8,900,000	7/15/10	4.38%		3 month USD-LIBOR-BBA	312,142

3,500,000	4/28/08	5.4025%		3 month USD-LIBOR-BBA	12,337

250,000	4/10/15	5.41053%		3 month USD-LIBOR-BBA	4,987

479,000	12/16/13	4.579%		3 month USD-LIBOR-BBA	32,189

1,264,000	12/15/13	4.710%		3 month USD-LIBOR-BBA	74,901

12,979,000	12/11/13	3 month USD-LIBOR-BBA		4.641%	(822,385)

3,627,000	3/21/14	5.17596%		3 month USD-LIBOR-BBA	68,984

17,706,000	12/19/15	5.0265%		3 month USD-LIBOR-BBA	893,879

Total					$1,541,863

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$2,270,000		11/1/06	(7.5 bp plus	Lehman Brothers	$81
			beginning	AAA 8.5+ CMBS
			of period nominal	Index adjusted
			spread of Lehman	by modified
			Brothers AAA	duration factor
			8.5+ Commercial
			Mortgage Backed
			Securities Index)

Deutsche Bank AG London
2,270,000		11/1/06	(5 bp plus	Lehman Brothers	1
			nominal spread	AAA 8.5+ CMBS
			of Lehman	Index adjusted
			Brothers AAA	by modified
			8.5+ Commercial	duration factor
			Mortgage Backed
			Securities Index)

Goldman Sachs International
2,130,000		11/1/06	(5 bp plus	Lehman Brothers	226
			change in spread	AAA 8.5+ CMBS
			on the Lehman	Index adjusted
			Brothers AAA	by modified
			8.5+ Commercial	duration factor
			Mortgage Backed
			Securities Index
			multiplied by
			the modified
			duration factor)

519,000		9/15/11	678 bp (1 month	Ford Credit Auto	(4,409)
			USD-LIBOR)	Owner Trust
				Series 2005-B
				Class D

Putnam VT The George Putnam Fund of Boston

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

		Fixed payments		Total return	Unrealized
Swap counterparty /	Termination	received (paid) by		received by	appreciation/
Notional amount	date	fund per annum		or paid by fund	(depreciation)

Goldman Sachs International continued

$9,700,000	12/1/06	(5 bp plus		Lehman Brothers	$ 3,832
		change in spread		Aaa 8.5+ CMBS
		on the Lehman		Index adjusted
		Brothers Aaa		by modified
		8.5+ Commercial		duration factor
		Mortgage Backed
		Securities Index
		multiplied by
		the modified
		duration factor)

Total					$(269)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8s, 2012	$—	$105,000	9/20/11	(111 bp)	$(91)

L-3 Communications
Corp. 7 5/8s, 2012	—	40,000	6/20/11	(101 bp)	58

Waste Management,
7.375%, 8/1/10	—	160,000	9/20/12	64 bp	1,534

Citibank, N.A.
DJ CDX NA HY Series 6
Index	73	54,750	6/20/11	(345 bp)	(322)

DJ CDX NA HY Series 6
Index	473	27,500	6/20/11	(345 bp)	275

DJ CDX NA HY Series 6
Index 25-35% tranche	—	219,000	6/20/11	80 bp	(342)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	110,000	6/20/11	74 bp	(525)

Deutsche Bank AG
CVS Corp., 5.625%,
3/15/06	—	90,000	12/20/14	0.58%	430

France Telecom, 7.25%,
1/28/2013	—	250,000	6/20/16	70 bp	(449)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6
Index	716	67,500	6/20/11	(345 bp)	230

DJ CDX NA HY Series 6
Index 25-35% tranche	—	270,000	6/20/11	74 bp	(1,133)

DJ CDX NA IG Series 5
Index	(9,126)	3,625,000	12/20/10	(45 bp)	(16,937)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	144,000	12/20/10	(115 bp)	(1,949)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	161,000	12/20/10	(113 bp)	(2,051)

Goodrich Corp., 7 5/8%,
12/15/12	—	125,000	9/20/10	49 bp	873

Noble Energy, Inc., 8%,
4/1/27	—	160,000	6/20/13	60 bp	(2,545)

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International
DJ CDX NA HY Series 6
Index	$180	$67,250	6/20/11	(345 bp)	$(304)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	269,000	6/20/11	85 bp	98

One of the underlying
securities in the
basket of BB CMBS
securities	—	1,087,000	(a)	2.461%	52,497

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6
Index	(180)	67,000	6/20/11	(345 bp)	(663)

DJ CDX NA HY Series 6
Index	430	53,750	6/20/11	(345 bp)	43

DJ CDX NA HY Series 6
Index	704	66,250	6/20/11	(345 bp)	227

DJ CDX NA HY Series 6
Index 25-35% tranche	—	268,000	6/20/11	96 bp	1,354

DJ CDX NA HY Series 6
Index 25-35% tranche	—	215,000	6/20/11	74 bp	(938)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	265,000	6/20/11	72 bp	(2,524)

DJ CDX NA IG Series 5
Index	(526)	1,630,000	12/20/10	45 bp	(4,039)

DJ CDX NA IG Series 4
Index	(1,185)	885,000	12/20/10	(45 bp)	(3,092)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	212,000	6/20/12	309 bp	11,780

DJ CDX NA IG Series 4
Index 3-7% tranche	—	169,500	6/20/10	(124.5 bp)	(3,628)

DJ CDX NA IG Series 5
Index	(3,308)	1,815,000	12/20/10	(45 bp)	(7,219)

Hilton Hotels, 7 5/8%,
12/1/2012	—	205,000	6/20/13	94 bp	(3,721)

Merrill Lynch International
DJ CDX NA IG Series 5
Index	(541)	840,000	12/20/10	(45 bp)	(2,351)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	144,000	12/20/12	246 bp	1,133

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6
Index	(544)	67,500	6/20/11	(345 bp)	(1,031)

DJ CDX NA HY Series 6
Index	(380)	70,750	6/20/11	(345 bp)	(890)

DJ CDX NA HY Series 6
Index	(219)	40,750	6/20/11	(345 bp)	(513)

DJ CDX NA HY Series 6
Index	—	68,500	6/20/11	(345 bp)	(493)

DJ CDX NA HY Series 6
Index	730	68,750	6/20/11	(345 bp)	235

DJ CDX NA HY Series 6
Index 25-35% tranche	—	270,000	6/20/11	107.5 bp	2,715

DJ CDX NA HY Series 6
Index 25-35% tranche	—	283,000	6/20/11	106 bp	2,668

DJ CDX NA HY Series 6
Index 25-35% tranche	—	163,000	6/20/11	103.5 bp	1,357

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc. continued
DJ CDX NA HY Series 6
Index 25-35% tranche	$ —	$274,000	6/20/11	885 bp	$ (691)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	275,000	6/20/11	73 bp	(3,749)

DJ CDX NA HY Series 6
Index 25-35% tranche	1,182	68,750	6/20/11	345 bp	687

DJ CDX NA HY Series 6
Index 25-35% tranche	—	275,000	6/20/11	74 bp	(1,312)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,271,500	6/20/10	(62 bp)	953

DJ CDX NA IG Series 4
Index 3-7% tranche	—	339,000	6/20/12	275 bp	10,764

DJ CDX NA IG Series 4
Index 3-7% tranche	—	212,000	6/20/10	(110.5 bp)	(3,502)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	144,000	12/20/12	248 bp	1,288

DJ CDX NA IG Series 5
Index 3-7% tranche	—	144,000	12/20/10	(115 bp)	(1,949)

Total					$22,246

* Payments related to the reference debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 231 for Notes to the Portfolios.

Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/06 (Unaudited)

COMMON STOCKS (67.2%)*

	Shares	Value

Banking (5.7%)
Allied Irish Banks PLC (Ireland)	13,217	$317,005
AmSouth Bancorporation	8,600	227,470
Anchor BanCorp Wisconsin, Inc.	3,000	90,510
Australia & New Zealand Banking
Group, Ltd. (Australia)	17,370	343,030
Bank of America Corp. #	36,495	1,755,410
Bank of Fukuoka, Ltd. (The) (Japan)	41,000	312,073
Bank of Hawaii Corp.	3,700	183,520
Bank of Ireland (Ireland)	5,373	95,828
Barclays PLC (United Kingdom)	94,083	1,069,154
Bayerische Hypo-Und Vereinsbank AG
(Germany)	4,000	144,368
BNP Paribas SA (France)	12,186	1,166,148
Chiba Bank, Ltd. (The) (Japan)	33,000	308,924
City Holding Co.	4,550	164,437
Colonial Bancgroup, Inc.	10,850	278,628
Commerzbank AG (Germany)	9,940	360,788
Corus Bankshares, Inc.	19,400	507,892
DBS Group Holdings, Ltd. (Singapore)	27,000	309,108
Depfa Bank PLC (Ireland)	14,747	245,103
Downey Financial Corp.	3,800	257,830
First Bancorp Puerto Rico (Puerto Rico)	17,800	165,540
FirstFed Financial Corp. † (S)	7,440	429,065
Hanmi Financial Corp.	11,400	221,616
HBOS PLC (United Kingdom)	50,700	881,339
Intervest Bancshares Corp. †	2,200	89,100
KBC Groupe SA (Belgium)	7,682	824,019
KeyCorp	10,300	367,504
Mizuho Financial Group, Inc. (Japan)	77	652,782
Nara Bancorp, Inc.	19,000	356,250
Nordea AB (Sweden)	125,500	1,498,736
PFF Bancorp, Inc.	4,100	135,956
Republic Bancorp, Inc.	9,901	122,673
Societe Generale (France)	11,200	1,646,708
Southwest Bancorp, Inc.	4,500	114,750
Sumitomo Mitsui Financial
Group, Inc. (Japan)	29	306,999
Taylor Capital Group, Inc.	2,697	110,065
U.S. Bancorp	19,068	588,820
UnionBanCal Corp.	16,790	1,084,466
W Holding Co., Inc. (Puerto Rico)	37,500	249,375
Wachovia Corp.	21,621	1,169,264
Washington Mutual, Inc.	3,800	173,204
Wells Fargo & Co.	23,845	1,599,523
West Coast Bancorp	2,600	76,622
Westpac Banking Corp. (Australia)	45,163	780,871
Zions Bancorp.	4,600	358,524
		22,140,997

COMMON STOCKS (67.2%)* continued

	Shares	Value

Basic Materials (3.6%)
Albany International Corp.	2,900	$122,931
Arcelor (Luxembourg) (S)	29,266	1,412,102
Balfour Beatty PLC (United Kingdom)	20,006	127,085
BASF AG (Germany)	4,921	394,729
BlueScope Steel, Ltd. (Australia)	19,024	112,327
Carpenter Technology Corp.	5,350	617,925
Clariant AG (Switzerland) †	18,399	260,654
Cleveland-Cliffs, Inc. (S)	1,800	142,722
Coeur d’Alene Mines Corp. †	12,600	60,606
Commercial Metals Co.	9,000	231,300
Dow Chemical Co. (The)	13,300	519,099
Eagle Materials, Inc.	6,050	287,375
Fletcher Building, Ltd. (New Zealand)	146,469	817,383
Grief, Inc. Class A	2,300	172,408
H.B. Fuller Co.	12,400	540,268
Imperial Chemical Industries PLC
(United Kingdom)	12,185	81,797
Italcementi SpA (Italy) (S)	5,250	132,766
James Hardie Industries NV (Netherlands)	13,248	75,763
JFE Holdings, Inc. (Japan)	4,000	169,729
Kobe Steel, Ltd. (Japan)	173,000	541,855
Koninklijke DSM NV (Netherlands)	4,997	208,015
Koppers Holdings, Inc.	6,943	138,791
Linde AG (Germany)	1,664	128,241
Louisiana-Pacific Corp.	11,300	247,470
Lyondell Chemical Co.	4,000	90,640
Monsanto Co.	2,500	210,475
NS Group, Inc. †	11,300	622,404
Nucor Corp.	13,600	737,800
Perini Corp. †	4,514	101,565
Phelps Dodge Corp.	7,800	640,848
Pioneer Cos., Inc. †	4,500	122,760
PPG Industries, Inc.	8,411	555,126
PW Eagle, Inc. (S)	8,300	250,992
Quanex Corp.	4,500	193,815
Rautaruukki OYJ (Finland)	8,350	252,155
Rayonier, Inc.	17,600	667,216
Rinker Group, Ltd. (Australia)	23,512	286,208
Shin-Etsu Chemical Co. (Japan)	3,800	206,789
Silgan Holdings, Inc.	8,300	307,183
Silver Wheaton Corp. (Canada) † (S)	20,200	190,284
Southern Copper Corp. (S)	3,100	276,303
Steel Dynamics, Inc.	1,400	92,036
Sterling Chemicals, Inc. †	34	473
Sun Hydraulics Corp. (S)	7,100	147,538
Universal Forest Products, Inc.	1,300	81,549
Voest-Alpine AG (Austria)	3,690	560,459
		14,137,959

115

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Capital Goods (5.3%)
ABB, Ltd. (Switzerland)	5,850	$75,949
Actividades de Construccion y Servicios SA
(Spain)	11,749	489,838
AGCO Corp. †	5,400	142,128
American Science & Engineering, Inc. † (S)	2,800	162,176
Andritz AG (Austria)	3,874	640,114
Applied Industrial Technologies, Inc.	16,800	408,408
Armor Holdings, Inc. †	3,800	208,354
Autoliv, Inc. (Sweden)	5,800	328,106
BAE Systems PLC (United Kingdom)	29,391	200,969
Boeing Co. (The)	16,100	1,318,751
Bouygues SA (France)	4,979	255,899
Canon, Inc. (Japan)	13,800	677,323
Clean Harbors, Inc. †	3,800	153,178
Cookson Group PLC (United Kingdom)	18,959	184,157
Cummins, Inc.	8,500	1,039,125
Daito Trust Construction Co., Ltd. (Japan)	2,500	138,670
DRS Technologies, Inc.	2,200	107,250
Eaton Corp.	1,700	128,180
Emerson Electric Co.	8,700	729,147
EnPro Industries, Inc. †	8,200	275,520
European Aeronautic Defense and
Space Co. (Netherlands)	4,918	141,221
Franklin Electric Co., Inc.	2,200	113,608
Freightcar America, Inc.	6,300	349,713
Fujikura, Ltd. (Japan)	9,000	99,449
Global Imaging Systems, Inc. †	2,200	90,816
Heico Corp.	3,300	93,555
Herman Miller, Inc.	10,500	270,585
Illinois Tool Works, Inc.	9,500	451,250
Imation Corp.	4,100	168,305
IMI PLC (United Kingdom)	18,759	173,195
JLG Industries, Inc.	5,600	126,000
John H. Harland Co.	9,300	404,550
Kaman Corp.	4,400	80,080
Leighton Holdings, Ltd. (Australia)	15,053	193,971
Lockheed Martin Corp.	13,500	968,490
MAN AG (Germany)	3,133	227,034
Modine Manufacturing Co.	14,300	334,048
Moog, Inc. †	10,050	343,911
Mueller Industries, Inc.	2,950	97,439
NACCO Industries, Inc. Class A	720	98,935
Nordson Corp.	7,800	383,604
Parker-Hannifin Corp.	4,000	310,400
Precision Castparts Corp.	6,300	376,488
Raytheon Co.	3,400	151,538
Rieter Holding AG (Switzerland)	3,534	1,356,234
Rockwell Automation, Inc.	2,465	177,505
Rofin-Sinar Technologies, Inc. †	2,500	143,675

COMMON STOCKS (67.2%)* continued

	Shares	Value

Capital Goods continued
Siemens AG (Germany)	23	$2,001
Skanska AB Class B (Sweden)	18,200	280,529
Smith (A.O.) Corp.	6,400	296,704
Teledyne Technologies, Inc. †	4,800	157,248
Terex Corp. †	10,150	1,001,805
Thomas & Betts Corp. †	10,800	554,040
Timken Co.	4,500	150,795
United Industrial Corp. (S)	15,300	692,325
United Stationers, Inc. †	4,000	197,280
URS Corp. †	2,750	115,500
USEC, Inc.	10,700	126,795
Valmont Industries, Inc.	4,600	213,854
Vinci SA (France)	4,645	478,357
Volvo AB Class A (Sweden)	4,800	231,288
Wabtec Corp.	4,300	160,820
Wartsila OYJ Class B (Finland)	5,300	223,610
WESCO International, Inc. †	3,500	241,500
		20,513,292

Communication Services (2.4%)
AT&T, Inc. (S) #	35,385	986,888
Belgacom SA (Belgium)	3,615	119,843
BellSouth Corp.	17,304	626,405
Brightpoint, Inc. †	20,940	283,318
CenturyTel, Inc.	9,000	334,350
Commonwealth Telephone
Enterprises, Inc.	3,700	122,692
Deutsche Telekom AG (Germany)	6,804	109,345
Deutsche Telekom AG ADR (Germany)	11,343	181,942
DirecTV Group, Inc. (The) †	18,000	297,000
Dobson Communications Corp. †	24,100	186,293
Earthlink, Inc. †	18,295	158,435
Embarq Corp. †	1,698	69,601
France Telecom SA (France)	8,442	181,432
Golden Telecom, Inc. (Russia)	5,800	147,030
j2 Global Communications, Inc. † (S)	15,000	468,300
Koninklijke (Royal) KPN NV
(Netherlands)	28,583	321,216
Liberty Global, Inc. Class A †	11,800	253,700
Nice Systems, Ltd. ADR (Israel) †	4,000	112,560
Nippon Telegraph & Telephone (NTT) Corp.
(Japan)	115	564,436
NTT DoCoMo, Inc. (Japan)	122	179,318
Premiere Global Services, Inc. †	43,700	329,935
Shenandoah Telecom Co.	1,450	68,150
Sprint Nextel Corp.	33,960	678,860
Swisscom AG (Switzerland)	3	986
Syniverse Holdings, Inc. †	13,500	198,450
Talk America Holdings, Inc. †	850	5,262
Telecom Italia SpA (Italy)	24	67
Telefonica SA (Spain)	13,734	228,617

116

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Communication Services continued
Telekom Austria AG (Austria)	3,127	$69,603
Ubiquitel, Inc. †	17,600	181,984
USA Mobility, Inc.	30	498
Valor Communications Group, Inc. (S)	12,200	139,690
Verizon Communications, Inc.	42,673	1,429,119
Vodafone Group PLC (United Kingdom)	211,756	451,319
		9,486,644

Conglomerates (1.1%)
3M Co.	11,455	925,220
AMETEK, Inc.	1,800	85,284
Ansell, Ltd. (Australia)	23,530	168,990
General Electric Co.	27,445	904,587
Itochu Corp. (Japan)	62,000	545,144
Marubeni Corp. (Japan)	36,000	192,126
Swire Pacific, Ltd. (Hong Kong)	56,500	583,063
Vivendi SA (France)	15,741	551,421
Walter Industries, Inc.	2,000	115,300
		4,071,135

Consumer Cyclicals (7.7%)
Adidas-Salomon AG (Germany)	2,400	115,525
Aegis Group PLC (United Kingdom)	74,544	179,555
Aftermarket Technology Corp. †	8,100	201,285
Aisin Seiki Co., Ltd. (Japan)	8,000	237,970
American Eagle Outfitters, Inc.	13,000	442,520
Ameristar Casinos, Inc.	8,400	163,380
aQuantive, Inc. †	4,800	121,584
Assa Abloy AB Class B (Sweden)	200	3,360
Autobacs Seven Co., Ltd. (Japan)	2,700	117,638
Barnes & Noble, Inc.	12,300	448,950
Berkeley Group Holdings PLC
(United Kingdom) †	22,021	493,975
Best Buy Co., Inc.	5,600	307,104
BJ’s Wholesale Club, Inc. †	4,000	113,400
Black & Decker Manufacturing Co.	8,200	692,572
Bluegreen Corp. †	12,000	137,520
British Sky Broadcasting PLC
(United Kingdom)	24,427	259,066
Buckle, Inc. (The)	5,000	209,350
Building Material Holding Corp.	8,000	222,960
Burberry Group PLC (United Kingdom)	13,836	110,024
Casey’s General Stores, Inc.	19,800	495,198
Catalina Marketing Corp.	3,900	110,994
Cato Corp. (The) Class A	5,475	141,529
CBS Corp. Class B	20,600	557,230
Charming Shoppes †	9,700	109,028
Choice Hotels International, Inc.	6,000	363,600
Citadel Broadcasting Corp.	11,000	97,900
Claire’s Stores, Inc.	6,700	170,917
CNS, Inc.	4,000	98,000

COMMON STOCKS (67.2%)* continued

	Shares	Value

Consumer Cyclicals continued
Consolidated Graphics, Inc. †	2,750	$143,165
Continental AG (Germany)	3,838	392,649
Daily Mail and General Trust Class A
(United Kingdom)	15,622	177,383
Davis Service Group PLC
(United Kingdom)	18,444	160,907
Deckers Outdoor Corp. †	3,700	142,672
Dillards, Inc. Class A	5,500	175,175
Dollar Tree Stores, Inc. †	12,000	318,000
Dreamworks Animation SKG, Inc. Class A †	6,500	148,850
Dress Barn, Inc. † (S)	10,200	258,570
EMAP PLC (United Kingdom)	12,159	191,465
Fiat SpA (Italy) † (S)	32,183	428,330
First Choice Holidays PLC
(United Kingdom)	38,703	163,724
Genesco, Inc. †	8,200	277,734
Genlyte Group, Inc. (The) †	2,300	166,589
Goodyear Tire & Rubber Co. (The) † (S)	17,300	192,030
Group 1 Automotive, Inc.	3,200	180,288
GUS PLC (United Kingdom)	15,060	269,035
Hasbro, Inc.	7,800	141,258
Home Depot, Inc. (The)	9,400	336,426
Honda Motor Co., Ltd. (Japan)	5,200	165,144
Industria de Diseno Textil (Inditex)
SA (Spain)	8,411	354,649
inVentiv Health, Inc. †	5,700	164,046
Jakks Pacific, Inc. †	14,900	299,341
JC Penney Co., Inc. (Holding Co.)	5,400	364,554
K-Swiss, Inc. Class A	9,200	245,640
Kellwood Co.	5,100	149,277
Kuoni Reisen Holding AG (Switzerland) †	700	392,096
Laidlaw International, Inc.	15,100	380,520
Lowe’s Cos., Inc.	7,500	455,025
LSI Industries, Inc.	8,200	139,318
Maidenform Brands, Inc. †	9,900	122,067
Marks & Spencer PLC (United Kingdom)	39,626	430,156
Marvel Entertainment, Inc. †	5,900	118,000
Matsushita Electric Industrial Co., Ltd. (Japan)	26,000	549,344
Mattel, Inc.	9,100	150,241
McGraw-Hill Cos., Inc. (The)	16,700	838,841
Mediaset SpA (Italy)	12,608	148,298
Men’s Wearhouse, Inc. (The)	4,490	136,047
Multimedia Games, Inc. † (S)	17,700	179,301
NCI Building Systems, Inc. †	2,500	132,925
Next PLC (United Kingdom)	10,519	317,469
NIKE, Inc. Class B	1,800	145,800
Nordstrom, Inc.	30,500	1,113,250
Nu Skin Enterprises, Inc. Class A	10,400	154,440
Office Depot, Inc. †	8,900	338,200

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Consumer Cyclicals continued
Omnicom Group, Inc.	1,700	$151,453
Pantry, Inc. (The) †	10,000	575,400
Payless ShoeSource, Inc. †	16,400	445,588
Phillips-Van Heusen Corp.	10,400	396,864
Playboy Enterprises, Inc. Class B †	12,900	128,742
Plexus Corp. †	3,900	133,419
Polo Ralph Lauren Corp.	1,400	76,860
Puma AG Rudolf Dassier Sport (Germany)	314	122,145
Rent-A-Center, Inc. †	3,900	96,954
S.A. D’Ieteren NV (Belgium)	439	141,719
Scholastic Corp. †	3,500	90,895
Select Comfort Corp. † (S)	6,150	141,266
Sherwin-Williams Co. (The)	10,100	479,548
Skechers U.S.A., Inc. Class A †	8,700	209,757
Smart & Final, Inc. †	6,500	109,460
Societe Television Francaise I (France)	4,485	146,219
Sony Corp. (Japan)	9,100	402,056
Sotheby’s Holdings, Inc. Class A †	6,700	175,875
Steven Madden, Ltd.	13,600	402,832
Stride Rite Corp.	9,200	121,348
TeleTech Holdings, Inc. †	22,100	279,786
Timberland Co. (The) Class A †	3,200	83,520
Tomkins PLC (United Kingdom)	31,923	169,874
Too, Inc. †	2,400	92,136
Toro Co. (The)	7,000	326,900
Toyota Motor Corp. (Japan)	2,100	110,052
United Business Media PLC
(United Kingdom)	8,261	98,919
USG Corp. † (S)	7,367	537,275
Volkswagon AG (Germany)	7,056	494,356
VS Holdings, Inc. †	4,041	—
Vulcan Materials Co.	4,000	312,000
Wal-Mart Stores, Inc.	18,625	897,166
Walt Disney Co. (The)	19,908	597,240
Warner Music Group Corp.	5,600	165,088
Whirlpool Corp.	9,500	785,175
Wiley (John) & Sons, Inc. Class A	2,200	73,040
William Hill PLC (United Kingdom)	65,925	763,798
Wolverine World Wide, Inc.	4,250	99,153
Yamaha Motor Co., Ltd. (Japan)	19,000	497,025
		29,901,276

Consumer Finance (0.6%)
Accredited Home Lenders Holding Co. †	6,500	310,765
Asta Funding, Inc. (S)	13,400	501,830
Capital Trust, Inc. Class A (R)	1,400	49,868
CompuCredit Corp. †	11,950	459,358
Countrywide Financial Corp.	7,284	277,375
Nelnet, Inc. Class A †	2,600	105,430

COMMON STOCKS (67.2%)* continued

	Shares	Value

Consumer Finance continued
Portfolio Recovery Associates, Inc. †	2,900	$132,530
Provident Financial PLC (United Kingdom)	14,656	166,686
World Acceptance Corp. †	8,350	296,592
		2,300,434

Consumer Staples (6.3%)
Aderans Co., Ltd. (Japan)	7,700	208,163
Administaff, Inc.	6,600	236,346
Altria Group, Inc.	23,754	1,744,256
American Greetings Corp. Class A	5,000	105,050
Autogrill SpA (Italy)	18,552	285,336
BAT Industries PLC (United Kingdom)	27,231	685,880
Brinker International, Inc.	14,900	540,870
Career Education Corp. †	4,700	140,483
CBRL Group, Inc.	4,200	142,464
Chattem, Inc. †	3,800	115,406
Chiquita Brands International, Inc.	10,400	143,312
Coca-Cola Co. (The)	10,900	468,918
Colgate-Palmolive Co.	8,200	491,180
Colruyt SA (Belgium)	765	119,420
Costco Wholesale Corp.	4,500	257,085
Darden Restaurants, Inc.	12,200	480,680
Domino’s Pizza, Inc.	9,600	237,504
Energizer Holdings, Inc. †	8,925	522,737
Estee Lauder Cos., Inc. (The) Class A	4,700	181,749
Flowers Foods, Inc.	3,250	93,080
General Mills, Inc.	9,700	501,102
Heineken NV (Netherlands)	39,228	1,662,572
Ihop Corp.	2,300	110,584
Imperial Tobacco Group PLC
(United Kingdom)	5,357	165,343
Inchcape PLC (United Kingdom)	79,590	695,453
Jack in the Box, Inc. †	6,550	256,760
Japan Tobacco, Inc. (Japan)	227	828,163
Kellogg Co.	13,800	668,334
Kimberly-Clark Corp.	4,300	265,310
Koninklijke Ahold NV (Netherlands) †	9,258	80,369
Korn/Ferry International †	11,600	227,244
Kroger Co.	19,600	428,456
Labor Ready, Inc. †	22,600	511,890
Longs Drug Stores, Inc.	4,400	200,728
Luby’s, Inc. †	8,500	88,655
McDonald’s Corp.	20,700	695,520
Meiji Dairies Corp. (Japan)	81,000	566,220
Nash Finch Co. (S)	8,300	176,707
Papa John’s International, Inc. †	4,800	159,360
Pepsi Bottling Group, Inc. (The)	21,500	691,225
PepsiCo, Inc.	13,700	822,548
Performance Food Group Co. †	5,500	167,090
Playtex Products, Inc. †	7,300	76,139

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Consumer Staples continued
Procter & Gamble Co. (The)	15,740	$875,144
Reynolds American, Inc.	5,000	576,500
Robert Half International, Inc.	7,500	315,000
Safeway, Inc.	18,800	488,800
Seaboard Corp.	215	275,200
Supervalu, Inc.	10,969	336,748
Swedish Match AB (Sweden)	21,100	339,878
Time Warner, Inc.	95,190	1,646,787
Toyo Suisan Kaisha, Ltd. (Japan)	27,000	423,307
Unilever NV (Netherlands)	5,508	124,854
Universal Technical Institute, Inc. †	9,500	209,190
USANA Health Sciences, Inc. † (S)	6,400	242,560
UST, Inc.	7,400	334,406
Viacom, Inc. Class B †	2,400	86,016
Weiss Markets, Inc.	1,000	41,200
Woolworths, Ltd. (Australia)	49,678	743,451
Yum! Brands, Inc.	4,880	245,318
		24,550,050

Energy (5.5%)
Anadarko Petroleum Corp.	10,400	495,976
BP PLC (United Kingdom)	60,747	708,300
Chevron Corp.	26,924	1,670,903
ConocoPhillips	21,325	1,397,427
Core Laboratories NV (Netherlands) †	3,700	225,848
ENI SpA (Italy)	35,506	1,044,526
Exxon Mobil Corp.	74,240	4,554,624
Forest Oil Corp. †	1,400	46,424
Frontier Oil Corp.	32,900	1,065,960
Giant Industries, Inc. †	9,800	652,190
Hanover Compressor Co. †	66	1,239
Harvest Natural Resources, Inc. †	12,500	169,250
Helix Energy Solutions Group, Inc. †	3,800	153,368
Helmerich & Payne, Inc.	7,400	445,924
Holly Corp.	12,000	578,400
Houston Exploration Co. †	2,100	128,499
Marathon Oil Corp.	9,410	783,853
Norsk Hydro ASA (Norway)	17,650	468,185
Occidental Petroleum Corp.	2,800	287,140
Oil States International, Inc. †	2,700	92,556
Petroleum Development Corp. †	2,400	90,480
Questar Corp.	6,000	482,940
Repsol YPF SA (Spain)	7,171	205,274
Royal Dutch Shell PLC Class B
(Netherlands)	37,070	1,296,348
Statoil ASA (Norway)	30,983	879,138
Sunoco, Inc.	15,160	1,050,436
Tesoro Corp.	9,700	721,292
Todco Class A	2,600	106,210
Total SA (France)	1	66
COMMON STOCKS (67.2%)* continued

	Shares	Value

Energy continued
Valero Energy Corp.	7,054	$469,232
Veritas DGC, Inc. †	19,400	1,000,652
Western Refining, Inc.	3,591	77,494
		21,350,154

Financial (2.9%)
Advanta Corp. Class B	7,200	258,840
Assurant, Inc. (S)	3,700	179,080
Citigroup, Inc. #	43,749	2,110,452
Contifinancial Corp. Liquidating Trust Units	238,820	75
Deutsche Boerse AG (Germany)	561	76,515
First American Corp.	10,830	457,784
Hitachi Capital Corp. (Japan)	61,400	1,074,366
HRPT Properties Trust (R)	29,900	345,644
Independent Bank Corp.	5,100	134,130
International Securities Exchange, Inc.	3,800	144,666
JPMorgan Chase & Co.	22,131	929,502
Lehman Brothers Holdings, Inc.	15,200	990,280
London Stock Exchange Group PLC
(United Kingdom)	19,873	418,228
Man Group PLC (United Kingdom)	23,220	1,094,130
MGIC Investment Corp.	3,900	253,500
Mitsubishi UFJ Financial Group, Inc. (Japan)	51	713,911
Nasdaq Stock Market, Inc. (The) †	5,500	164,450
Nationwide Financial Services, Inc. Class A	4,300	189,544
Nuveen Investments, Inc. Class A	1,900	81,795
Orix Corp. (Japan)	3,010	736,041
Radian Group, Inc.	2,600	160,628
Royal Bank of Scotland Group PLC
(United Kingdom)	20,681	680,003
Sampo OYJ Class A (Finland)	7,400	141,157
Tower, Ltd. (New Zealand) †	50,736	106,447
		11,441,168

Health Care (7.4%)
Abbott Laboratories	11,166	486,949
Aetna, Inc.	13,600	543,048
Albany Molecular Research, Inc. †	19,540	208,687
Alfresa Holdings Corp. (Japan)	2,000	124,409
Alkermes, Inc. †	5,500	104,060
Alpharma, Inc. Class A	11,800	283,672
AMERIGROUP Corp. †	4,200	130,368
Amgen, Inc. †	14,100	919,743
AMN Healthcare Services, Inc. †	8,200	166,460
Applera Corp.- Applied Biosystems Group	27,200	879,920
Applera Corp.- Celera Genomics Group †	18,700	242,165
AstraZeneca PLC (United Kingdom)	21,979	1,326,678
Becton, Dickinson and Co.	19,900	1,216,487
Bristol-Myers Squibb Co.	21,685	560,774
Candela Corp. †	17,900	283,894

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Health Care continued
Celesio AG (Germany)	1,125	$102,278
Cephalon, Inc. †	2,100	126,210
Cerner Corp. †	2,000	74,220
CIGNA Corp.	3,986	392,661
Coventry Health Care, Inc. †	13,313	731,416
Dade Behring Holdings, Inc.	8,140	338,950
Digene Corp. †	3,800	147,212
DJ Orthopedics, Inc. †	5,700	209,931
Eli Lilly Co.	8,800	486,376
Enzon, Inc. †	5,300	39,962
Forest Laboratories, Inc. †	14,200	549,398
Genentech, Inc. †	4,400	359,920
Genesis HealthCare Corp. †	5,150	243,956
Gilead Sciences, Inc. †	14,400	851,904
GlaxoSmithKline PLC (United Kingdom)	30,032	839,182
Haemonetics Corp. †	9,600	446,496
Health Net, Inc. †	3,900	176,163
Hospira, Inc. †	11,400	489,516
Humana, Inc. †	12,100	649,770
Intuitive Surgical, Inc. †	850	100,275
Johnson & Johnson #	27,237	1,632,041
Kaken Pharmaceutical Co., Ltd. (Japan)	25,000	187,883
Kinetic Concepts, Inc. †	5,100	225,165
King Pharmaceuticals, Inc. †	30,200	513,400
LifeCell Corp. †	5,100	157,692
Ligand Pharmaceuticals, Inc. Class B † (S)	6,800	57,460
Magellan Health Services, Inc. †	7,700	348,887
Mayne Pharma, Ltd. (Australia) †	52,765	101,890
McKesson Corp.	8,900	420,792
Mediceo Paltac Holdings Co., Ltd. (Japan)	7,900	141,343
Medicis Pharmaceutical Corp. Class A	4,900	117,600
Medivir AB Class B (Sweden) †	50	361
Mentor Corp.	5,200	226,200
Merck & Co., Inc.	33,550	1,222,227
Millennium Pharmaceuticals, Inc. †	23,800	237,286
Odyssey Healthcare, Inc. †	6,400	112,448
OraSure Technologies, Inc. †	12,900	122,808
Pain Therapeutics, Inc. † (S)	12,900	107,715
Pediatrix Medical Group, Inc. †	3,080	139,524
Per-Se Technologies, Inc. †	4,100	103,238
Pfizer, Inc.	32,584	764,746
PRA International †	6,100	135,847
Regeneron Pharmaceuticals, Inc. †	5,700	73,074
Roche Holding AG (Switzerland)	5,566	918,501
Salix Pharmaceuticals, Ltd. †	16,170	198,891
Savient Pharmaceuticals, Inc. †	21,300	111,825
Schering AG (Germany)	1,900	216,292
Schering-Plough Corp.	16,200	308,286
Sciele Pharma, Inc. †	4,000	92,760

COMMON STOCKS (67.2%)* continued

	Shares	Value

Health Care continued
Sierra Health Services, Inc. †	34,020	$1,531,921
Symbion Health, Ltd. (Australia)	48,499	110,222
Taisho Pharmaceutical Co., Ltd. (Japan)	16,000	314,261
Techne Corp. †	2,900	147,668
United Therapeutics Corp. †	2,400	138,648
UnitedHealth Group, Inc.	18,308	819,832
Vertex Pharmaceuticals, Inc. †	4,285	157,302
Viropharma, Inc. †	6,300	54,306
Vital Signs, Inc.	3,250	160,973
Waters Corp. †	7,500	333,000
WellCare Health Plans, Inc. †	3,400	166,770
Wyeth	20,600	914,846
Zoll Medical Corp. †	2,800	91,728
		28,770,769

Insurance (2.8%)
Aegon NV (Netherlands)	12,536	214,285
Allianz AG (Germany)	3,394	535,678
American Financial Group, Inc.	14,200	609,180
American International Group, Inc.	7,400	436,970
AmerUs Group Co.	1,700	99,535
Arch Capital Group, Ltd. (Bermuda) †	1,600	95,136
Commerce Group, Inc.	12,000	354,480
Corporacion Mapfre SA (Spain)	22,319	411,758
EMC Insurance Group, Inc.	3,800	109,288
FBL Financial Group, Inc. Class A	1,360	44,064
FPIC Insurance Group, Inc. †	3,700	143,375
Fremont General Corp.	19,300	358,208
HCC Insurance Holdings, Inc.	3,041	89,527
ING Groep NV (Netherlands)	17,738	696,896
Landamerica Financial Group, Inc.	6,800	439,280
Muenchener Rueckversicherungs-Gesellschaft
AG (Germany)	951	129,950
Navigators Group, Inc. †	4,916	215,419
Ohio Casualty Corp.	9,500	282,435
Philadelphia Consolidated Holding Corp. †	6,000	182,160
Prudential Financial, Inc.	17,800	1,383,060
QBE Insurance Group, Ltd. (Australia)	18,844	286,907
Safeco Corp.	10,700	602,945
Safety Insurance Group, Inc.	6,900	328,095
Selective Insurance Group	1,800	100,566
Stancorp Financial Group	1,300	66,183
Stewart Information Services	2,560	92,954
Triad Guaranty, Inc. †	5,000	244,400
W.R. Berkley Corp.	14,835	506,319
Zenith National Insurance Corp.	20,010	793,797
Zurich Financial Services AG
(Switzerland) (S)	3,844	841,179
		10,694,029

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Investment Banking/Brokerage (1.6%)
Affiliated Managers Group †	5,800	$503,962
Ameriprise Financial, Inc.	11,800	527,106
Calamos Asset Management, Inc. Class A	13,600	394,264
Challenger Financial Services Group, Ltd.
(Australia)	33,562	78,768
Deutsche Bank AG (Germany)	1,902	213,893
Goldman Sachs Group, Inc. (The)	8,900	1,338,827
Harris & Harris Group, Inc. (S)	11,300	124,752
IndyMac Bancorp, Inc.	12,600	577,710
Investment Technology Group, Inc. †	11,500	584,890
Lazard, Ltd. Class A (Bermuda)	4,300	173,720
Macquarie Bank, Ltd. (Australia)	2,680	137,340
Merrill Lynch & Co., Inc.	6,200	431,272
Morgan Stanley	5,800	366,618
Raymond James Financial, Inc.	19,825	600,103
Schroders PLC (United Kingdom)	6,140	114,682
		6,167,907

Other (0.6%)
iShares MSCI Hong Kong Index Fund	3,100	41,912
iShares MSCI Malaysia Index Fund	1,100	8,019
iShares MSCI Singapore Index Fund	1,500	13,200
iShares MSCI South Korea Index Fund	900	40,725
iShares MSCI Taiwan Index Fund	2,400	30,768
iShares Russell 1000 Growth Index Fund	40,500	2,048,490
		2,183,114

Real Estate (1.3%)
Alexandria Real Estate Equities, Inc. (R)	1,800	159,624
American Home Mortgage
Investment Corp. (R)	9,400	346,484
Arbor Realty Trust, Inc (R)	6,200	155,310
AvalonBay Communities, Inc.	1,400	154,868
Boston Properties, Inc. (R)	1,100	99,440
CB Richard Ellis Group, Inc. Class A †	17,100	425,790
CBL & Associates Properties (R)	2,600	101,218
Digital Realty Trust, Inc. (R)	8,900	219,741
Entertainment Properties Trust (R)	7,000	301,350
Home Properties of NY, Inc. (R)	4,900	271,999
Innkeepers USA Trust (R)	5,400	93,312
Jones Lang LaSalle, Inc.	6,800	595,340
Lexington Corporate Properties Trust (R)	5,300	114,480
LTC Properties, Inc. (R)	14,700	328,545
Metrovacesa SA (Spain)	2,731	246,506
National Health Investors, Inc. (R)	4,500	121,005
Newkirk Realty Trust, Inc. (R) (S)	7,000	121,520
NorthStar Realty Finance Corp. (R)	10,200	122,502
Omega Healthcare Investors, Inc. (R)	4,000	52,880
Public Storage, Inc. (R)	3,100	235,290
RAIT Investment Trust (R)	11,300	329,960

COMMON STOCKS (67.2%)* continued

	Shares	Value

Real Estate continued
SL Green Realty Corp. (R)	1,550	$169,679
Taubman Centers, Inc. (R)	5,900	241,310
		5,008,153

Technology (8.8%)
Advanced Energy Industries, Inc. †	7,200	95,328
Advanced Micro Devices, Inc. † (S)	23,300	568,986
Advantest Corp. (Japan)	1,900	193,823
Agere Systems, Inc. †	30,300	445,410
Agilysys, Inc.	18,650	335,700
ALPS Electric Co., Ltd. (Japan)	21,200	265,232
Altiris, Inc. †	7,300	131,692
Anixter International, Inc.	2,500	118,650
Ansoft Corp. †	17,702	362,537
ANSYS, Inc. †	4,500	215,190
Apple Computer, Inc. †	7,900	451,248
Aspen Technology, Inc. †	9,500	124,640
Asyst Technologies, Inc. †	19,700	148,341
Atmel Corp. †	85,900	476,745
Autodesk, Inc. †	11,500	396,290
BEA Systems, Inc. †	36,500	477,785
Black Box Corp.	3,100	118,823
Blackbaud, Inc.	9,000	204,300
Blackboard, Inc. †	4,900	141,904
Blue Coat Systems, Inc. †	5,300	89,358
Brocade Communications Systems, Inc. †	104,300	640,402
Cisco Systems, Inc. †	75,210	1,468,851
Citrix Systems, Inc. †	10,100	405,414
Coherent, Inc. †	2,300	77,579
CommScope, Inc. †	4,500	141,390
Compuware Corp. †	29,100	194,970
Corning, Inc. †	12,800	309,632
Covansys Corp. †	3,601	45,265
CSG Systems International, Inc. †	4,200	103,908
Cymer, Inc. †	3,900	181,194
Dell, Inc. †	9,700	236,777
Diodes, Inc. †	3,400	140,896
Dun & Bradstreet Corp. (The) †	3,200	222,976
Eagle Test Systems, Inc. †	9,800	137,396
eCollege.com, Inc. †	10,300	217,742
Emulex Corp. †	13,600	221,272
F5 Networks, Inc. †	1,700	90,916
Factset Research Systems, Inc.	5,700	269,610
FEI Co. † (S)	10,100	229,068
Foundry Networks, Inc. †	21,600	230,256
Freescale Semiconductor, Inc. Class B †	9,652	283,769
Fujitsu, Ltd. (Japan)	21,000	162,966
General Cable Corp. †	9,500	332,500
Global Payments, Inc.	4,500	218,475

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Technology continued
Google, Inc. Class A †	2,100	$880,593
Harris Corp.	3,400	141,134
Hewlett-Packard Co.	41,800	1,324,224
Hyperion Solutions Corp. †	4,500	124,200
IBM Corp.	21,950	1,686,199
Infineon Technologies AG (Germany) †	11,925	132,641
Infospace, Inc. †	6,400	145,088
Intel Corp. #	53,883	1,021,083
Intergraph Corp. †	17,939	564,899
Internet Security Systems, Inc. †	4,700	88,595
Intervideo, Inc. †	2,873	28,069
Intuit, Inc. †	6,600	398,574
Komag, Inc. †	8,800	406,384
LSI Logic Corp. †	19,500	174,525
McAfee, Inc. †	16,500	400,455
Micrel, Inc. †	25,042	250,670
Microsoft Corp. #	72,781	1,695,797
MicroStrategy, Inc. †	3,800	370,576
Mitsubishi Electric Corp. (Japan)	26,000	208,591
Motorola, Inc.	41,110	828,367
MTS Systems Corp.	17,270	682,338
Multi-Fineline Electronix, Inc. † (S)	3,400	112,846
National Semiconductor Corp.	14,100	336,285
NEC Corp. (Japan)	10,000	53,368
NEC Electronics Corp. (Japan) †	2,400	77,060
NET One Systems Co., Ltd. (Japan)	67	124,856
Netlogic Microsystems, Inc. † (S)	3,100	99,975
Nokia OYJ (Finland)	50,748	1,035,506
NTT Data Corp. (Japan)	109	472,047
Oce NV (Netherlands)	9,715	142,589
Omnivision Technologies, Inc. † (S)	11,800	249,216
Omron Corp. (Japan)	8,000	204,025
ON Semiconductor Corp. †	23,700	139,356
Oracle Corp. †	36,725	532,145
Palm, Inc. † (S)	11,100	178,710
Park Electrochemical Corp.	2,400	61,800
Perlos OYJ (Finland)	20	189
Photronics, Inc. † (S)	15,400	227,920
QLogic Corp. †	31,800	548,232
Qualcomm, Inc.	10,950	438,767
RadiSys Corp. †	8,600	188,856
Silicon Image, Inc. †	19,400	209,132
Solectron Corp. †	63,800	218,196
SonicWall, Inc. †	42,000	377,580
SPSS, Inc. †	5,100	163,914
Sykes Enterprises, Inc. †	27,700	447,632
Synopsys, Inc. †	3,900	73,203
Telefonaktiebolaget LM Ericsson AB
Class B (Sweden)	55,424	183,171

COMMON STOCKS (67.2%)* continued

	Shares	Value

Technology continued
Texas Instruments, Inc.	26,000	$787,540
Toshiba Corp. (Japan)	75,000	490,157
Transaction Systems Architects, Inc. †	3,700	154,253
Trident Microsystems, Inc. †	3,300	62,634
Trizetto Group †	31,800	470,322
Uniden (Japan)	8,000	88,469
United Online, Inc.	30,500	366,000
Vasco Data Security Intl. †	11,800	98,530
Veeco Instruments, Inc. †	12,600	300,384
WebEx Communications, Inc. †	4,228	150,263
Websense, Inc. †	15,800	324,532
Western Digital Corp. †	6,221	123,238
Woodward Governor Co.	3,800	115,938
Xyratex, Ltd. (Bermuda) †	4,700	124,315
		34,031,359

Transportation (1.5%)
Alaska Air Group, Inc. †	6,600	260,172
Arriva PLC (United Kingdom)	15,156	167,187
British Airways PLC (United Kingdom) †	85,254	540,380
Central Japan Railway Co. (Japan)	85	847,769
Con-way, Inc.	6,200	359,166
Deutsche Lufthansa AG (Germany)	38,920	718,026
EGL, Inc. †	5,200	261,040
ExpressJet Holdings, Inc. †	25,800	178,278
FedEx Corp.	2,900	338,894
Hub Group, Inc. Class A †	8,800	215,864
National Express Group PLC
(United Kingdom)	10,284	168,882
Neptune Orient Lines, Ltd. (Singapore)	105,000	120,209
Norfolk Southern Corp.	13,200	702,504
Orient Overseas International, Ltd.
(Hong Kong)	33,000	119,607
Overseas Shipholding Group	2,600	153,790
Singapore Airlines, Ltd. (Singapore)	19,000	152,625
Southwest Airlines Co.	37,200	608,964
		5,913,357

Utilities & Power (2.1%)
American Electric Power Co., Inc.	13,100	448,675
E.On AG (Germany)	4,636	533,441
Edison International	13,355	520,845
Electric Power Development Co. (Japan)	13,900	530,219
Energen Corp.	20,000	768,200
Energias de Portugal (EDP) SA (Portugal)	42,341	166,188
Equitable Resources, Inc.	8,600	288,100
FirstEnergy Corp.	4,900	265,629
MDU Resources Group, Inc.	6,600	241,626
National Fuel Gas Co.	10,900	383,026
National Grid PLC (United Kingdom)	13,500	146,048

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.2%)* continued

	Shares	Value

Utilities & Power continued
NICOR, Inc. (S)	5,900	$244,850
Ormat Technologies, Inc.	2,400	91,560
Osaka Gas Co., Ltd. (Japan)	126,000	405,669
PG&E Corp.	28,600	1,123,408
RWE AG (Germany)	2,307	192,012
TXU Corp.	17,600	1,052,304
Vector, Ltd. (New Zealand)	52,272	77,789
Veolia Environnement (France)	7,195	371,724
Westar Energy, Inc.	5,400	113,670
		7,964,983

Total common stocks (cost $220,915,492)		$260,626,780

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)*

	Principal amount	Value

Amresco Commercial Mortgage Funding I
144A Ser. 97-C1, Class H, 7s, 2029	$51,000	$51,247
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	61,000	62,988
Ser. 96-D3, Class A1C, 7.4s, 2026	317,032	319,313
Banc of America Commercial
Mortgage, Inc.
Ser. 04-3, Class A5, 5.481s, 2039	190,000	184,990
Ser. 06-1, Class XC, Interest Only IO,
0.046s, 2045	2,652,762	18,284
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.266s, 2035	953,935	17,737
Ser. 05-4, Class XC, IO, 0.044s, 2045	3,853,962	27,698
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L0, 8.13s, 2014	103,000	102,795
FRB Ser. 05-MIB1, Class K, 7.369s, 2022	95,000	93,480
FRB Ser. 05-ESHA, Class K, 6.98s, 2020	100,000	99,999
FRB Ser. 05-BOCA, Class L, 7.069s, 2016	200,000	199,895
FRB Ser. 06-LAQ, Class M, 6.8s, 2021	100,000	100,321
FRB Ser. 06-LAQ, Class L, 6.7s, 2021	100,000	100,000
FRB Ser. 05-MIB1, Class J, 6.419s, 2022	102,000	102,178
FRB Ser. 05-ESHA, Class G, 6.06s, 2020	100,000	99,922
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	3,870,000	30,074
Ser. 03-BBA2, Class X1A, IO,
0.175s, 2015	1,144,436	220
Banc of America Structured Security Trust 144A
Ser. 02-X1, Class A3, 5.436s, 2033	129,000	128,166
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.623s, 2035	84,547	84,547
Ser. 04-2, IO, 1.72s, 2034	526,934	39,664
Ser. 06-2A, IO, 0.879s, 2036	165,462	14,622
Ser. 05-3A, IO, 0.775s, 2035	547,397	44,694
Ser. 05-1A, IO, 0.775s, 2035	366,757	28,570
Ser. 04-3, IO, 0.775s, 2035	312,741	24,363

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO,
1.708s, 2019	$1,628,000	$36,239
Ser. 05-LXR1, Class X1, IO,
0.818s, 2018	4,489,000	27,244
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	6,016,713	27,027
Bear Stearns Commercial Mortgage
Securitization Corp. Ser. 04-PR3I, Class X1,
IO, 0.254s, 2041	790,540	17,272
Chase Commercial Mortgage Securities Corp.
Ser. 00-3, Class A2, 7.319s, 2032	27,000	28,361
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	223,033
Ser. 98-1, Class G, 6.56s, 2030	56,000	56,327
Ser. 98-1, Class H, 6.34s, 2030	85,000	69,599
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.06s, 2043	5,418,877	55,670
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 06-CD2, Class X,
IO, 0.13s, 2046	3,730,209	22,157
Commercial Mortgage Acceptance Corp.
Ser. 97-ML0, Class A3, 6.57s, 2030	186,000	186,178
Ser. 97-ML0, Class A2, 6.53s, 2030	35,359	35,359
Ser. 97-ML0, IO, 0.917s, 2017	2,669,607	33,057
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	98,712
Commercial Mortgage Pass-Through
Certificates Ser. 04-LB2A, Class A4,
4.715s, 2039	1,176,000	1,089,533
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	43,743
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	34,857
FRB Ser. 01-J2A, Class A2F, 5.869s, 2034	74,000	74,904
Ser. 05-LP5, Class XC, IO, 0.063s, 2043	2,901,952	29,919
Ser. 05-C6, Class XC, IO, 0.036s, 2044	5,675,758	37,460
Credit Suisse Mortgage Capital Certificates
144A Ser. 06-C3, Class AX, IO,
0.026s, 2038	9,975,000	10,913
Crown Castle Towers, LLC 144A Ser. 05-1A,
Class D, 5.612s, 2035	133,000	129,156
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	63,368
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	203,580
Ser. 05-C4, Class A5, 5.104s, 2038	706,000	668,062
CS First Boston Mortgage Securities
Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.319s, 2016	50,000	50,000
FRB Ser. 05-TF2A, Class J, 6.269s, 2020	95,000	95,000
FRB Ser. 04-TF2A, Class H, 6.069s, 2019	50,000	50,000
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	3,159,000	90,574
Ser. 02-CP3, Class AX, IO, 0.475s, 2035	884,540	34,858

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

CS First Boston Mortgage Securities
Corp. 144A
Ser. 03-C3, Class AX, IO, 0.331s, 2038	$3,094,656	$125,593
Ser. 05-C2, Class AX, IO, 0.093s, 2037	3,831,098	55,969
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class X, IO, 0.985s, 2031	2,160,542	38,486
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	107,000	112,889
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,010
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	128,258
Fannie Mae
Ser. 04-T3, Class PT1, 9.718s, 2044	63,276	71,045
Ser. 03-W6, Class PT1, 9.679s, 2042	40,358	42,552
Ser. 02-T12, Class A4, 9 1/2s, 2042	13,397	14,055
Ser. 02-T4, Class A4, 9 1/2s, 2041	51,294	53,763
Ser. 02-T6, Class A3, 9 1/2s, 2041	26,637	27,771
IFB Ser. 05-37, Class SU, 8.875s, 2035	172,241	176,487
IFB Ser. 06-48, Class TQ, 7.665s, 2036	143,646	142,919
Ser. 02-26, Class A2, 7 1/2s, 2048	92,228	95,240
Ser. 05-W3, Class 1A, 7 1/2s, 2045	323,654	335,896
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	151,480	156,890
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	37,662	39,009
Ser. 04-W14, Class 2A, 7 1/2s, 2044	17,283	17,894
Ser. 04-W8, Class 3A, 7 1/2s, 2044	169,599	175,756
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	50,077	51,875
Ser. 04-W2, Class 5A, 7 1/2s, 2044	227,588	235,775
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	4,313	4,466
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	51,976	53,829
Ser. 03-W4, Class 4A, 7 1/2s, 2042	16,134	16,642
Ser. 02-T18, Class A4, 7 1/2s, 2042	67,295	69,550
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	68,972	71,284
Ser. 02-T16, Class A3, 7 1/2s, 2042	249,371	257,717
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	137,838	142,472
Ser. 02-W6, Class 2A, 7 1/2s, 2042	114,179	117,830
Ser. 02-T12, Class A3, 7 1/2s, 2042	32,344	33,362
Ser. 02-W4, Class A5, 7 1/2s, 2042	170,817	176,351
Ser. 02-W1, Class 2A, 7 1/2s, 2042	193,159	198,806
Ser. 02-14, Class A2, 7 1/2s, 2042	175,259	180,850
Ser. 02-T4, Class A3, 7 1/2s, 2041	129,643	133,612
Ser. 02-T6, Class A2, 7 1/2s, 2041	335,285	345,121
Ser. 01-T12, Class A2, 7 1/2s, 2041	42,312	43,598
Ser. 01-T8, Class A1, 7 1/2s, 2041	385,244	396,415
Ser. 01-T7, Class A1, 7 1/2s, 2041	76,701	78,882
Ser. 01-T3, Class A1, 7 1/2s, 2040	9,610	9,889
Ser. 01-T1, Class A1, 7 1/2s, 2040	19,792	20,394
Ser. 99-T2, Class A1, 7 1/2s, 2039	5,871	6,077
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	56,528	58,322
Ser. 02-T1, Class A3, 7 1/2s, 2031	58,492	60,334
Ser. 02-W7, Class A5, 7 1/2s, 2029	27,666	28,577
Ser. 01-T4, Class A1, 7 1/2s, 2028	14,931	15,484
Ser. 02-W3, Class A5, 7 1/2s, 2028	198,400	204,730

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-30, Class KN, 8.873s, 2036	$99,028	$91,599
IFB Ser. 04-10, Class QC, 8.275s, 2031	96,797	95,001
Ser. 02-26, Class A1, 7s, 2048	69,929	71,341
Ser. 04-T3, Class 1A3, 7s, 2044	68,113	69,696
Ser. 03-W3, Class 1A2, 7s, 2042	67,404	68,856
Ser. 02-T16, Class A2, 7s, 2042	71,796	73,337
Ser. 02-14, Class A1, 7s, 2042	27,394	27,951
Ser. 02-T4, Class A2, 7s, 2041	21,219	21,637
Ser. 01-W3, Class A, 7s, 2041	26,553	27,073
Ser. 05-W4, Class 1A3, 7s, 2035	44,904	46,008
Ser. 04-W1, Class 2A2, 7s, 2033	326,055	333,529
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	60,316	11,023
IFB Ser. 06-42, Class PS, 7.55s, 2036	101,779	95,163
IFB Ser. 05-74, Class SK, 6.157s, 2035	151,572	142,987
IFB Ser. 05-74, Class CS, 6.047s, 2035	92,577	86,946
IFB Ser. 05-74, Class CP, 6.119s, 2035	90,762	85,206
IFB Ser. 05-76, Class SA, 6.119s, 2034	115,751	107,427
IFB Ser. 04-79, Class SA, 5.854s, 2032	199,622	181,399
IFB Ser. 05-57, Class CD, 6.07s, 2035	93,830	88,292
IFB Ser. 06-8, Class PK, 6.075s, 2036	145,959	130,507
IFB Ser. 06-27, Class SP, 5.935s, 2036	103,000	95,462
IFB Ser. 06-11, Class PS, 5.935s, 2036	135,713	124,232
IFB Ser. 06-8, Class HP, 5.935s, 2036	130,526	120,335
IFB Ser. 06-8, Class WK, 5.935s, 2036	209,278	191,459
IFB Ser. 05-106, Class US, 5.935s, 2035	197,636	185,130
IFB Ser. 05-99, Class SA, 5.935s, 2035	97,148	90,169
IFB Ser. 05-45, Class DA, 5.789s, 2035	213,897	197,005
IFB Ser. 05-74, Class DM, 5.752s, 2035	186,988	171,776
IFB Ser. 05-45, Class DC, 5.679s, 2035	89,124	81,726
IFB Ser. 06-46, Class SW, 5.72s, 2034	148,010	131,498
IFB Ser. 05-57, Class DC, 5.261s, 2034	128,714	120,713
IFB Ser. 05-45, Class PC, 5.006s, 2034	96,015	89,726
IFB Ser. 05-73, Class SA, 4.339s, 2035	86,171	77,221
IFB Ser. 05-93, Class AS, 4.172s, 2034	96,628	82,077
IFB Ser. 97-44, Class SN, IO, 2.95s, 2023	64,260	5,462
IFB Ser. 02-89, Class S, IO, 2.878s, 2033	171,877	14,663
IFB Ser. 02-36, Class QH, IO, 2.728s, 2029	5,329	78
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033	185,820	12,862
Ser. 03-W12, Class 2, IO, 2.23s, 2043	689,201	33,617
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	82,499	5,607
IFB Ser. 02-92, Class SB, IO, 2.028s, 2030	62,643	3,523
Ser. 03-W10, Class 1, IO, 1.959s, 2043	1,463,965	65,259
Ser. 03-W10, Class 3, IO, 1.931s, 2043	412,927	18,942
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036	601,117	30,871
IFB Ser. 05-52, Class DC, IO, 1.878s, 2035	129,671	9,381
IFB Ser. 04-24, Class CS, IO, 1.828s, 2034	237,260	15,162
IFB Ser. 03-122, Class SA, IO, 1.778s, 2028	338,278	14,491
IFB Ser. 03-122, Class SJ, IO, 1.778s, 2028	357,379	15,526
IFB Ser. 04-65, Class ST, IO, 1.728s, 2034	256,649	12,431

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034	$47,169	$2,108
IFB Ser. 04-60, Class SW, IO, 1.728s, 2034	444,426	26,256
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	1,296,315	64,884
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,414,754	52,568
IFB Ser. 06-65, Class DS, IO, 1.569s, 2036	207,000	9,347
IFB Ser. 05-42, Class SA, IO, 1.478s, 2035	372,683	17,056
IFB Ser. 05-73, Class SI, IO, 1.428s, 2035	92,203	4,095
IFB Ser. 05-17, Class ES, IO, 1.428s, 2035	191,716	10,401
IFB Ser. 05-17, Class SY, IO, 1.428s, 2035	90,176	4,876
IFB Ser. 05-62, Class FS, IO, 1.428s, 2034	237,480	10,621
IFB Ser. 05-82, Class SW, IO, 1.408s, 2035	346,989	12,904
IFB Ser. 05-82, Class SY, IO, 1.408s, 2035	441,623	18,402
IFB Ser. 05-45, Class EW, IO, 1.398s, 2035	931,244	39,552
IFB Ser. 05-45, Class SR, IO, 1.398s, 2035	598,969	25,520
IFB Ser. 05-47, Class SW, IO, 1.398s, 2035	509,837	18,521
IFB Ser. 05-105, Class S, IO, 1.378s, 2035	136,776	6,112
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035	204,794	10,055
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035	359,733	17,424
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035	454,868	19,197
IFB Ser. 05-89, Class S, IO, 1.378s, 2035	627,817	25,994
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035	94,593	4,537
IFB Ser. 05-54, Class SA, IO, 1.378s, 2035	422,190	16,228
IFB Ser. 05-23, Class SG, IO, 1.378s, 2035	289,508	14,883
IFB Ser. 05-29, Class SX, IO, 1.378s, 2035	348,029	17,349
IFB Ser. 05-57, Class CI, IO, 1.378s, 2035	252,017	11,657
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035	124,742	6,838
IFB Ser. 05-17, Class SA, IO, 1.378s, 2035	264,646	14,000
IFB Ser. 05-17, Class SE, IO, 1.378s, 2035	281,982	14,803
IFB Ser. 05-57, Class DI, IO, 1.378s, 2035	611,731	26,293
IFB Ser. 04-92, Class S, IO, 1.378s, 2034	290,752	13,220
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033	468,940	22,162
IFB Ser. 06-61, Class SE, IO, 1.366s, 2036	272,000	9,223
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035	481,959	23,127
IFB Ser. 05-73, Class SD, IO, 1.358s, 2035	233,084	12,199
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030	428,785	13,137
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035	946,844	39,923
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036	1,270,161	50,508
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	603,408	28,538
IFB Ser. 06-44, Class IS, IO, 1.278s, 2036	237,689	10,882
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036	308,079	12,998
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	544,355	20,717
IFB Ser. 06-53, Class US, IO, 1.258s, 2036	359,115	15,493
IFB Ser. 04-38, Class SI, IO, 1.248s, 2033	416,958	14,260
IFB Ser. 06-42, Class CI, IO, 1.228s, 2036	974,955	41,572
IFB Ser. 04-72, Class SB, IO, 1.178s, 2034	189,731	6,226
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028	177,819	4,708
Ser. 03-W17, Class 12, IO, 1.154s, 2033	498,682	14,570
Ser. 03-T2, Class 2, IO, 0.832s, 2042	1,990,797	35,475
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035	243,773	7,123

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035	$1,348,373	$29,959
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	779,866	17,425
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035	1,821,125	38,686
Ser. 03-W6, Class 51, IO, 0.682s, 2042	484,055	8,162
IFB Ser. 05-58, Class IK, IO, 0.678s, 2035	199,383	6,853
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	110,329	2,229
Ser. 01-T12, Class IO, 0.57s, 2041	440,296	4,974
Ser. 03-W2, Class 1, IO, 0.471s, 2042	3,545,285	33,202
Ser. 01-50, Class B1, IO, 0.455s, 2041	744,219	5,313
Ser. 02-T4, IO, 0.45s, 2041	2,395,554	20,550
Ser. 02-T1, Class IO, IO, 0.428s, 2031	461,936	4,135
Ser. 03-W6, Class 3, IO, 0.365s, 2042	656,241	7,353
Ser. 03-W6, Class 23, IO, 0.351s, 2042	711,521	7,669
Ser. 01-79, Class BI, IO, 0.331s, 2045	1,747,581	11,714
Ser. 03-W8, Class 11, IO, 0.03s, 2042	343,846	27
Ser. 05-113, Class DO, Principal
Only (PO), zero %, 2036	92,226	70,889
Ser. 363, Class 1, PO, zero %, 2035	766,053	521,628
Ser. 361, Class 1, PO, zero %, 2035	449,124	328,095
Ser. 04-38, Class AO, PO, zero %, 2034	258,868	181,208
Ser. 342, Class 1, PO, zero %, 2033	93,786	67,920
Ser. 02-82, Class TO, PO, zero %, 2032	62,950	46,514
Ser. 04-61, Class CO, PO, zero %, 2031	140,000	102,025
FRB Ser. 05-65, Class ER, zero %, 2035	142,613	149,997
FRB Ser. 05-57, Class UL, zero %, 2035	148,251	157,927
FRB Ser. 05-65, Class CU, zero %, 2034	72,540	105,719
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	14,013	14,705
Ser. T-60, Class 1A3, 7 1/2s, 2044	271,306	280,973
Ser. T-59, Class 1A3, 7 1/2s, 2043	135,468	140,498
Ser. T-58, Class 4A, 7 1/2s, 2043	47,090	48,628
Ser. T-57, Class 1A3, 7 1/2s, 2043	183,190	189,205
Ser. T-51, Class 2A, 7 1/2s, 2042	95,466	98,376
Ser. T-42, Class A5, 7 1/2s, 2042	32,808	33,782
Ser. T-41, Class 3A, 7 1/2s, 2032	162,337	167,329
Ser. T-60, Class 1A2, 7s, 2044	246,167	251,788
Ser. T-56, Class A, IO, 0.63s, 2043	553,488	6,010
Ser. T-56, Class 3, IO, 0.355s, 2043	587,403	6,036
Ser. T-56, Class 1, IO, 0.278s, 2043	730,720	5,022
Ser. T-56, Class 2, IO, 0.038s, 2043	670,230	1,700
FFCA Secured Lending Corp. 144A Ser. 00-1,
Class A2, 7.77s, 2027	115,649	120,850
First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.954s, 2033	1,519,092	94,936
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	139,237
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	42,837

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

First Union-Lehman Brothers-Bank of
America 144A Ser. 98-C2, Class G, 7s, 2035	$165,000	$170,744
Freddie Mac
IFB Ser. 2963, Class SV, 7.805s, 2034	100,000	94,883
IFB Ser. 2763, Class SC, 7.80s, 2032	205,857	201,295
IFB Ser. 3081, Class DC, 5.766s, 2035	97,964	87,446
IFB Ser. 2996, Class SA, 5.503s, 2035	93,288	81,102
IFB Ser. 2976, Class LC, 5.358s, 2035	95,379	86,066
IFB Ser. 2976, Class KL, 5.321s, 2035	136,383	123,041
IFB Ser. 2990, Class DP, 5.211s, 2034	119,723	109,092
IFB Ser. 3072, Class SB, 4.588s, 2035	97,027	82,006
IFB Ser. 3065, Class DC, 4.264s, 2035	117,275	98,886
IFB Ser. 3050, Class SA, 3.878s, 2034	97,118	82,401
IFB Ser. 2990, Class LB, 3.658s, 2034	144,610	122,560
IFB Ser. 2990, Class WP, 3.615s, 2035	93,936	84,460
IFB Ser. 2927, Class SI, IO, 3.301s, 2035	223,868	23,017
IFB Ser. 2538, Class SH, IO, 2.351s, 2032	32,396	1,949
IFB Ser. 2828, Class GI, IO, 2.301s, 2034	233,779	20,196
IFB Ser. 2802, Class SM, IO, 2.151s, 2032	70,212	4,176
IFB Ser. 2869, Class SH, IO, 2.101s, 2034	128,309	6,781
IFB Ser. 2869, Class JS, IO, 2.051s, 2034	580,101	30,072
IFB Ser. 2882, Class SL, IO, 2.001s, 2034	122,182	7,899
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	235,654	14,535
IFB Ser. 2682, Class TQ, IO, 1.851s, 2033	99,902	4,777
IFB Ser. 2815, Class PT, IO, 1.851s, 2032	241,893	13,244
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	114,646	6,323
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	172,144	5,541
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	562,686	31,264
IFB Ser. 2922, Class SE, IO, 1.551s, 2035	331,398	13,256
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	1,613,883	61,086
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	299,675	11,144
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	151,951	5,888
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	317,213	14,907
IFB Ser. 3118, Class SD, IO, 1.501s, 2036	566,231	20,614
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	130,815	5,029
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	578,258	31,886
IFB Ser. 3129, Class SP, IO, 1.501s, 2035	236,643	9,650
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	380,593	20,182
IFB Ser. 2924, Class SA, IO, 1.501s, 2035	471,426	17,531
IFB Ser. 2927, Class ES, IO, 1.501s, 2035	180,718	7,257
IFB Ser. 2950, Class SM, IO, 1.501s, 2016	250,253	11,887
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	109,793	6,238
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	441,985	24,692
IFB Ser. 2986, Class WS, IO, 1.451s, 2035	141,909	4,134
IFB Ser. 2962, Class BS, IO, 1.451s, 2035	728,674	30,858
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	844,592	31,364
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	333,458	10,373
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	231,900	8,023
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	358,598	18,094
IFB Ser. 2990, Class LI, IO, 1.431s, 2034	212,788	10,924

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	$96,175	$5,032
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	290,190	15,360
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	124,550	6,567
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	109,113	4,769
IFB Ser. 2988, Class AS, IO, 1.001s, 2035	72,649	1,892
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	112,794	2,661
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	265,573	6,639
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	108,658	2,831
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	593,835	14,011
IFB Ser. 2815, Class S, IO, 0.801s, 2032	261,014	5,522
Ser. 236, PO, zero %, 2036	432,175	309,282
Ser. 3045, Class DO, PO, zero %, 2035	123,376	91,866
Ser. 231, PO, zero %, 2035	4,733,989	3,275,028
Ser. 228, PO, zero %, 2035	997,987	716,620
FRB Ser. 3003, Class XF, zero %, 2035	101,440	111,790
FRB Ser. 2958, Class FL, zero %, 2035	55,898	52,234
GE Capital Commercial Mortgage Corp.
Ser. 04-C2, Class A4, 4.893s, 2040	303,000	283,273
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.069s, 2043	4,642,155	38,420
Ser. 05-C3, Class XC, IO, 0.038s, 2045	10,670,930	54,635
General Growth Properties-Mall Properties
Trust 144A FRB Ser. 01-C1A, Class D3,
7.619s, 2014	33,663	33,694
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.07s, 2036	44,000	47,265
Ser. 03-C2, Class A2, 5.457s, 2040	277,000	270,823
Ser. 04-C2, Class A4, 5.301s, 2038	424,000	408,147
Ser. 97-C1, Class X, IO, 1.543s, 2029	445,366	13,728
Ser. 05-C1, Class X1, IO, 0.109s, 2043	4,829,000	85,618
GMAC Commercial Mortgage Securities, Inc.
144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	77,510
Ser. 06-C1, Class XC, IO, 0.043s, 2045	6,872,338	45,357
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.262s, 2034	152,500	143,200
IFB Ser. 05-66, Class SP, 3.473s, 2035	96,791	81,043
IFB Ser. 04-86, Class SW, IO, 1.483s, 2034	299,605	13,185
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	933,000	38,089
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	291,156	9,556
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	966,316	34,152
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	278,146	8,355
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	287,490	9,283
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	567,129	17,903
IFB Ser. 05-28, Class SA, IO, 0.933s, 2035	725,159	19,852
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class XC, IO, 0.041s, 2037	8,543,974	36,712
Greenwich Capital Commercial Funding Corp.
144A Ser. 05-GG3, Class XC, IO,
0.079s, 2042	4,240,146	68,478

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	$198,000	$191,536
Ser. 05-GG4, Class A4B, 4.732s, 2039	258,000	237,423
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.619s, 2015	26,000	26,146
Ser. 98-C1, Class F, 6s, 2030	59,000	58,233
Ser. 03-C1, Class X1, IO, 0.293s, 2040	941,449	17,016
Ser. 04-C1, Class X1, IO, 0.118s, 2028	3,182,782	25,736
Ser. 05-GG4, Class XC, IO, 0.11s, 2039	4,956,944	94,298
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	2,571,620	8,739
JPMorgan Commercial Mortgage Finance Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	45,091
JPMorgan Commercial Mortgage Finance Corp.
144A Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	44,035
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044	216,000	209,708
Ser. 06-CB14, Class A4, 5.481s, 2044	447,000	430,792
Ser. 05-CB11, Class A4, 5.335s, 2037	310,000	313,100
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	73,464
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	10,000,000	7,873
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	1,780,234	16,412
Ser. 05-CB12, Class X1, IO, 0.06s, 2037	3,458,633	36,748
Ser. 05-LDP2, Class X1, IO, 0.05s, 2042	7,174,843	117,165
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	5,153,692	47,511
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	6,335,872	47,519
Ser. 06-CB14, Class X1, IO, 0.038s, 2044	4,115,647	19,292
Ser. 05-LDP5, Class X1, IO, 0.036s, 2044	16,171,060	75,802
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	34,849
Ser. 99-C1, Class G, 6.41s, 2031	37,135	33,917
Ser. 98-C4, Class H, 5.6s, 2035	50,000	46,801
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	323,000	307,091
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	77,035
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.126s, 2040	4,333,370	45,558
Ser. 05-C3, Class XCL, IO, 0.119s, 2040	2,653,504	55,972
Ser. 05-C5, Class XCL, IO, 0.092s, 2020	3,240,131	45,695
Ser. 05-C7, Class XCL, IO, 0.082s, 2040	3,893,510	36,254
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	5,649,132	60,424
Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 9.109s, 2014	83,000	82,923
FRB Ser. 04-LLFA, Class H, 6.319s, 2017	52,000	52,211
FRB Ser. 05-LLFA, 6.169s, 2018	20,000	20,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.143s, 2030	31,000	32,260

COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)* continued

	Principal amount	Value

Merrill Lynch Mortgage Trust Ser. 05-MCP1,
Class XC, IO, 0.051s, 2043	$3,290,933	$43,322
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	1,762,962	17,216
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A Ser. 06-1, Class X,
IO, 0.139s, 2039	2,937,000	17,094
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.404s, 2040	121,863	40,872
Ser. 05-C3, Class X, IO, 5.159s, 2044	133,918	42,974
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.722s, 2043	997,015	66,202
Ser. 05-HQ6, Class X1, IO, 0.049s, 2042	4,148,591	41,162
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	178,934
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	92,756
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	28,000	28,456
Ser. 04-RR, Class F5, 6s, 2039	100,000	84,059
Ser. 04-RR, Class F6, 6s, 2039	100,000	79,950
Ser. 05-HQ5, Class X1, IO, 0.087s, 2042	3,421,896	27,269
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.249s, 2030	49,000	49,920
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	191,228
Ser. 00-C2, Class J, 6.22s, 2033	49,000	48,843
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.714s, 2034
(Ireland)	151,000	151,883
Ser. 04-1A, Class E, 6.464s, 2034 (Ireland)	101,000	101,025
Salomon Brothers Mortgage Securities VII 144A
Ser. 03-CDCA, Class X3CD, IO, 1.43s, 2015	172,028	683
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	448,000	432,190
Ser. 05-C17, Class A4, 5.083s, 2042	327,000	308,855
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	136,097
Wachovia Bank Commercial
Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.387s, 2035	829,977	25,566
Ser. 05-C18, Class XC, IO, 0.073s, 2042	3,847,505	38,706
Ser. 06-C23, Class XC, IO, 0.052s, 2045	2,926,188	17,820
Ser. 06-C26, Class XC, IO, 0.038s, 2045	1,748,000	6,511
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	9,308

Total collateralized mortgage obligations
(cost $34,661,626)		$32,664,349

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)*

		Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated, Inc. bonds 8.55s,
2010 (Canada)		$35,000	$33,163
Abitibi-Consolidated, Inc. debs. 8.85s,
2030 (Canada)		10,000	8,450
Abitibi-Consolidated, Inc. notes 7 3/4s,
2011 (Canada)		10,000	9,175
Abitibi-Consolidated, Inc. notes 6s,
2013 (Canada)		30,000	24,300
AK Steel Corp. company guaranty
7 3/4s, 2012		75,000	73,500
BCP Crystal US Holdings Corp. sr. sub.
notes 9 5/8s, 2014		90,000	97,650
Boise Cascade, LLC company guaranty
7 1/8s, 2014		30,000	26,550
Chaparral Steel Co. company guaranty
10s, 2013		50,000	54,500
Chevron Phillips Chemical Co., LLC notes
5 3/8s, 2007		165,000	164,384
Cognis Holding GmbH & Co. 144A
sr. notes 9 1/2s, 2014 (Germany)	EUR	15,000	21,201
Compass Minerals International, Inc.
sr. notes stepped-coupon zero %
(12 3/4s, 12/15/07), 2012 ††		$50,000	47,500
Covalence Specialty Materials Corp. 144A
sr. sub. notes 10 1/4s, 2016		85,000	81,600
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty
4.027s, 2009		55,000	51,879
Equistar Chemicals LP/Equistar Funding
Corp. company guaranty 10 1/8s, 2008		97,000	102,578
Georgia-Pacific Corp. debs. 9 1/2s, 2011		25,000	26,125
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	29,850
Graphic Packaging International Corp
sr. notes 8 1/2s, 2011		5,000	4,988
Huntsman International, LLC company
guaranty 10 1/8s, 2009		35,000	35,613
Huntsman, LLC company guaranty
11 5/8s, 2010		46,000	50,830
ICI Wilmington, Inc. company guaranty
5 5/8s, 2013		60,000	57,532
Ineos Group Holdings PLC 144A bonds
7 7/8s, 2016 (United Kingdom)	EUR	50,000	58,971
Innophos, Inc. company guaranty
8 7/8s, 2014		$55,000	54,175
Invista 144A notes 9 1/4s, 2012		10,000	10,500
Lubrizol Corp. (The) sr. notes
5 1/2s, 2014		20,000	18,872
MDP Acquisitions PLC sr. notes 9 5/8s,
2012 (Ireland)		90,000	92,700
Metals USA, Inc. 144A sec. notes
11 1/8s, 2015		30,000	32,850
Nalco Co. sr. sub. notes 8 7/8s, 2013		60,000	60,450
Newmont Mining Corp. notes
5 7/8s, 2035		30,000	26,849

CORPORATE BONDS AND NOTES (6.4%)* continued

		Principal amount	Value

Basic Materials continued
NewPage Corp. sec. notes 10s, 2012		$40,000	$41,400
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		50,000	48,750
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		115,000	110,400
Potash Corp. of Saskatchewan notes
7 3/4s, 2011 (Canada)		25,000	26,930
PQ Corp. company guaranty 7 1/2s, 2013		45,000	42,300
Steel Dynamics, Inc. company guaranty
9 1/2s, 2009		65,000	67,275
Stone Container Corp. sr. notes 9 3/4s, 2011		125,000	128,594
Teck Cominco, Ltd. notes 6 1/8s, 2035
(Canada)		30,000	26,853
Teck Cominco, Ltd. notes 5 3/8s, 2015
(Canada)		5,000	4,656
United States Steel Corp. sr. notes
9 3/4s, 2010		25,000	26,625
Weyerhaeuser Co. debs. 7.95s, 2025		45,000	47,491
Weyerhaeuser Co. debs. 7 3/8s, 2032		35,000	35,435
			1,963,444

Capital Goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		70,000	67,375
Allied Waste North America, Inc. company
guaranty Ser. B, 8 1/2s, 2008		125,000	129,375
Amsted Industries, Inc. 144A sr. notes
10 1/4s, 2011		15,000	16,050
Argo-Tech Corp. sr. notes 9 1/4s, 2011		35,000	36,050
Berry Plastics Corp. company guaranty
10 3/4s, 2012		5,000	5,413
Blount, Inc. sr. sub. notes 8 7/8s, 2012		45,000	44,775
Case New Holland, Inc. company guaranty
9 1/4s, 2011		50,000	52,625
Crown Americas, LLC/Crown Americas
Capital Corp. 144A sr. notes 7 5/8s, 2013		70,000	68,775
Crown Cork & Seal Co. Inc. debs.
8s, 2023		15,000	13,838
Crown Euro Holdings SA company
guaranty 6 1/4s, 2011 (France)	EUR	20,000	26,516
Earle M. Jorgensen Co. sec. notes
9 3/4s, 2012		$85,000	90,525
Graham Packaging Co., Inc. company
guaranty 8 1/2s, 2012		20,000	19,600
Graham Packaging Co., Inc. sub. notes
9 7/8s, 2014		50,000	49,500
Greenbrier Cos., Inc. company guaranty
8 3/8s, 2015		45,000	45,956
Invensys PLC 144A notes 9 7/8s, 2011
(United Kingdom)		30,000	32,550
K&F Acquisitions, Inc. company guaranty
7 3/4s, 2014		20,000	19,700
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		91,000	92,365

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Capital Goods continued
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	$20,000	$18,650
L-3 Communications Corp. sr. sub. notes
Class B, 6 3/8s, 2015	75,000	71,625
Legrand SA debs. 8 1/2s, 2025 (France)	35,000	39,988
Lockheed Martin Corp. bonds 8 1/2s, 2029	55,000	69,225
Manitowoc Co., Inc. (The) company
guaranty 10 1/2s, 2012	53,000	57,108
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013	10,000	9,800
Milacron Escrow Corp. sec. notes
11 1/2s, 2011	15,000	13,913
Mueller Group, Inc. sr. sub. notes 10s, 2012	36,000	38,700
Owens-Brockway Glass company guaranty
8 7/8s, 2009	75,000	77,063
Owens-Brockway Glass sr. sec. notes
8 3/4s, 2012	90,000	93,713
Raytheon Co. debs. 6 3/4s, 2018	35,000	36,704
Sealed Air Corp. 144A notes 5 5/8s, 2013	45,000	42,877
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	40,000	34,600
TD Funding Corp. 144A sr. sub. notes
7 3/4s, 2014	10,000	9,950
Tekni-Plex, Inc. 144A sec. notes
10 7/8s, 2012	25,000	27,625
Terex Corp. company guaranty 7 3/8s, 2014	68,000	67,660
WCA Waste Corp 144A sr. notes
9 1/4s, 2014	20,000	20,200
		1,540,389

Communication Services (0.5%)
American Cellular Corp. sr. notes Ser. B,
10s, 2011	70,000	73,675
American Towers, Inc. company guaranty
7 1/4s, 2011	20,000	20,450
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	95,000	95,950
AT&T Corp. sr. notes 8s, 2031	30,000	34,443
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	110,000	134,863
Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013	30,000	31,575
Centennial Cellular Operating Co., LLC
sr. sub. notes 10 3/4s, 2008	22,000	22,330
Cincinnati Bell, Inc. company guaranty
7 1/4s, 2013	95,000	93,575
Citizens Communications Co. notes
9 1/4s, 2011	105,000	112,875
Citizens Communications Co. sr. notes
6 1/4s, 2013	35,000	33,075
Dobson Communications Corp. sr. notes
8 7/8s, 2013	75,000	73,500
Embarq Corp. notes 7.082s, 2016	40,000	39,780
France Telecom notes 7 3/4s, 2011 (France)	25,000	26,855

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Communication Services continued
Horizon PCS, Inc. company guaranty
11 3/8s, 2012	$5,000	$5,619
Inmarsat Finance PLC company guaranty
7 5/8s, 2012 (United Kingdom)	33,000	33,825
Inmarsat Finance PLC company guaranty
stepped-coupon zero % (10 3/8s, 10/15/08),
2012 (United Kingdom) ††	16,000	13,620
Intelsat Bermuda, Ltd. 144A sr. notes
11 1/4s, 2016 (Bermuda)	85,000	87,125
Intelsat Subsidiary Holding Co., Ltd. company
guaranty 8 7/8s, 2015 (Bermuda)	5,000	5,013
iPCS, Inc. sr. notes 11 1/2s, 2012	45,000	50,175
Nordic Telephone Co. Holdings ApS 144A
sr. notes 8 7/8s, 2016 (Denmark)	75,000	77,063
PanAmSat Corp. company guaranty 9s, 2014	50,000	50,750
Qwest Corp. debs. 7 1/4s, 2025	25,000	23,375
Qwest Corp. notes 8 7/8s, 2012	150,000	158,250
Qwest Corp. sr. notes 7 5/8s, 2015	35,000	34,563
Rogers Wireless, Inc. sec. notes 9 5/8s,
2011 (Canada)	70,000	77,088
Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	35,000	33,119
Rural Cellular Corp. sr. sub. notes
9 3/4s, 2010	70,000	69,738
Sprint Capital Corp. company guaranty
6.9s, 2019	45,000	46,232
Sprint Capital Corp. company guaranty
6 7/8s, 2028	105,000	105,778
Syniverse Technologies, Inc. sr. sub. notes
Ser. B, 7 3/4s, 2013	20,000	19,450
Telecom Italia Capital SA company guaranty
6 3/8s, 2033 (Luxembourg)	20,000	18,083
Telecom Italia Capital SA company guaranty
5 1/4s, 2013 (Luxembourg)	55,000	50,846
Telecom Italia Capital SA company guaranty
4s, 2010 (Luxembourg)	55,000	51,492
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	50,000	44,940
Telefonica Emisones SAU company guaranty
7.045s, 2036 (Spain)	75,000	74,770
Telefonica Europe BV company guaranty
8 1/4s, 2030 (Netherlands)	25,000	28,236
Verizon New England, Inc. sr. notes
6 1/2s, 2011	50,000	50,016
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	48,376
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	49,258
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	30,000	26,941
Windstream Corp 144A sr. notes 8 5/8s, 2016	45,000	43,896
Windstream Corp 144A sr. notes 8 1/8s, 2013	35,000	35,000
		2,205,583

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Conglomerates (—%)
Tyco International Group SA company
guaranty 6 3/4s, 2011 (Luxembourg)	$40,000	$41,270

Consumer Cyclicals (1.2%)
Affinion Group, Inc. 144A bonds
11 1/2s, 2015	30,000	29,400
Affinion Group, Inc. 144A company guaranty
10 1/8s, 2013	45,000	45,225
American Media, Inc. company guaranty
Ser. B, 10 1/4s, 2009	55,000	51,425
ArvinMeritor, Inc. sr. unsecd. notes
8 1/8s, 2015	25,000	23,125
Associated Materials, Inc. company guaranty
9 3/4s, 2012	75,000	74,625
Autonation, Inc. 144A company guaranty
7s, 2014	10,000	9,850
Autonation, Inc. 144A company guaranty
FRN 7.045s, 2013	10,000	9,950
Bon-Ton Department Stores Inc./The
144A sr. notes 10 1/4s, 2014	60,000	55,650
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	75,000	75,656
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	40,000	38,650
CanWest Media, Inc. company guaranty
8s, 2012 (Canada)	51,690	51,173
Cendant Corp. notes 6 1/4s, 2010	80,000	81,849
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	18,000	17,550
Corrections Corporation of America
sr. notes 7 1/2s, 2011	35,000	35,263
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	31,456
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	28,187
DaimlerChrysler NA Holding Corp.
company guaranty 8s, 2010	160,000	169,864
DaimlerChrysler NA Holding Corp.
company guaranty 7.2s, 2009	55,000	56,731
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	5,000	4,994
Dex Media, Inc. notes 8s, 2013	45,000	45,225
Ford Motor Co. notes 7.45s, 2031	75,000	54,188
Ford Motor Credit Corp. bonds 7 3/8s, 2011	20,000	17,908
Ford Motor Credit Corp. notes 7 7/8s, 2010	195,000	179,886
Ford Motor Credit Corp. notes 7 3/8s, 2009	75,000	69,340
Ford Motor Credit Corp. notes 6 1/2s, 2007	60,000	59,896
Ford Motor Credit Corp. notes 6 3/8s, 2008	45,000	42,090
Ford Motor Credit Corp. notes 5 5/8s, 2008	87,000	80,481
Ford Motor Credit Corp. 144A sr. unsecd.
notes 9 3/4s, 2010	101,000	98,413
General Motors Acceptance Corp. FRN
6.018s, 2007	85,000	84,363
General Motors Acceptance Corp. FRN
Ser. MTN, 6.039s, 2007	85,000	84,417
General Motors Acceptance Corp. FRN
Ser. MTN, 5.968s, 2007	55,000	54,836

CORPORATE BONDS AND NOTES (6.4%)* continued

		Principal amount	Value

Consumer Cyclicals continued
General Motors Acceptance Corp. notes
7 3/4s, 2010		$40,000	$39,794
General Motors Acceptance Corp. notes
6 7/8s, 2012		95,000	89,506
General Motors Acceptance Corp. notes
6 7/8s, 2011		125,000	119,270
General Motors Acceptance Corp. notes
6 3/4s, 2014		65,000	60,373
General Motors Acceptance Corp. notes
5 1/8s, 2008		30,000	28,740
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009		55,000	52,723
Goodman Global Holding Co., Inc. sr. notes
FRN Ser. B, 8.329s, 2012		7,000	7,018
Goodman Global Holding Co., Inc.
sr. sub. notes 7 7/8s, 2012		15,000	14,325
Goodyear Tire & Rubber Co. (The) notes
7.857s, 2011		4,000	3,710
Goodyear Tire & Rubber Co. (The) sr. notes
9s, 2015		90,000	85,950
GTECH Holdings Corp. notes 4 3/4s, 2010		35,000	33,674
Harrah’s Operating Co., Inc. company
guaranty 5 3/4s, 2017		30,000	27,330
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		100,000	99,125
Houghton Mifflin Co. sr. sub. notes
9 7/8s, 2013		85,000	88,188
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		15,000	14,925
JC Penney Co., Inc. debs. 7.65s, 2016		50,000	54,323
Johnson Controls, Inc. sr. notes 5 1/2s, 2016		40,000	37,953
Jostens IH Corp. company guaranty
7 5/8s, 2012		60,000	58,200
K. Hovnanian Enterprises, Inc. sr. notes
6 1/2s, 2014		55,000	49,500
Lamar Media Corp. company guaranty
7 1/4s, 2013		55,000	53,763
Lear Corp. sr. notes 8 1/8s, 2008	EUR	5,000	6,520
Levi Strauss & Co. sr. notes
9 3/4s, 2015		$15,000	15,000
Levi Strauss & Co. 144A sr. notes
8 7/8s, 2016		30,000	28,650
Meritage Homes Corp. company
guaranty 6 1/4s, 2015		60,000	50,550
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		95,000	91,438
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009		30,000	29,213
Movie Gallery, Inc. sr. unsecd. notes
11s, 2012		15,000	11,175
Neiman-Marcus Group, Inc. 144A
sr. notes 9s, 2015		70,000	73,150
NTK Holdings, Inc. sr. disc. notes
zero %, 2014		50,000	36,188
Office Depot, Inc. notes 6 1/4s, 2013		25,000	24,825

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Consumer Cyclicals continued
Omnicom Group, Inc. sr. notes 5.9s, 2016	$30,000	$28,729
Owens Corning bonds 7 1/2s, 2018
(In default) †	5,000	4,375
Owens Corning notes 7 1/2s, 2005
(In default) † ***	45,000	39,150
Park Place Entertainment Corp. sr. notes
7s, 2013	55,000	55,981
Park Place Entertainment Corp.
sr. sub. notes 9 3/8s, 2007	90,000	91,575
Pinnacle Entertainment, Inc. sr. sub. notes
8 1/4s, 2012	50,000	50,125
Ply Gem Industries, Inc. sr. sub. notes
9s, 2012	10,000	9,100
PRIMEDIA, Inc. company guaranty
8 7/8s, 2011	60,000	57,600
PRIMEDIA, Inc. sr. notes 8s, 2013	15,000	13,425
R.H. Donnelley Corp. 144A sr. disc. notes
Ser. A-2, 6 7/8s, 2013	25,000	22,625
R.H. Donnelley Corp. 144A sr. notes
Ser. A-3, 8 7/8s, 2016	40,000	39,400
R.H. Donnelley Corp. 144A sr. disc. notes
6 7/8s, 2013	15,000	13,575
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	45,000	46,688
Scientific Games Corp. company guaranty
6 1/4s, 2012	50,000	46,750
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	60,000	60,000
Standard Pacific Corp. sr. notes 7s, 2015	25,000	22,188
Starwood Hotels & Resorts Worldwide, Inc.
company guaranty 7 7/8s, 2012	90,000	93,938
Station Casinos, Inc. sr. notes 6s, 2012	130,000	121,713
Technical Olympic USA, Inc. company
guaranty 10 3/8s, 2012	25,000	24,000
Tenneco Automotive, Inc. sec. notes Ser. B,
10 1/4s, 2013	85,000	93,181
Texas Industries, Inc. sr. unsecd. notes
7 1/4s, 2013	30,000	29,700
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	95,000	91,913
Trump Entertainment Resorts, Inc. sec. notes
8 1/2s, 2015	90,000	86,513
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	86,000	91,375
TRW Automotive, Inc. sr. sub. notes
11s, 2013	5,000	5,463
United Auto Group, Inc. company guaranty
9 5/8s, 2012	55,000	57,475
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009	75,000	73,688
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	85,000	80,113
		4,597,123

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Consumer Staples (0.9%)
Adelphia Communications Corp. sr. notes
10 7/8s, 2010 (In default) †	$55,000	$29,975
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	54,725
AMC Entertainment, Inc. company guaranty
11s, 2016	20,000	21,400
AMC Entertainment, Inc. sr. sub. notes
8s, 2014	80,000	73,300
Avis Budget Care Rental, LLC 144A sr. notes
7 3/4s, 2016	30,000	28,875
Brand Services, Inc. company guaranty
12s, 2012	55,000	62,150
Burlington Coat Factory Warehouse Corp.
144A sr. notes 11 1/8s, 2014	40,000	38,800
CCH I LLC secd. notes 11s, 2015	133,000	116,375
CCH II LLC/Capital Corp. sr. notes Ser. B,
10 1/4s, 2010	31,000	30,923
CCH, LLC/Capital Corp. sr. notes
10 1/4s, 2010	69,000	69,173
Chiquita Brands International, Inc.
sr. notes 8 7/8s, 2015	5,000	4,425
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	30,000	25,050
Church & Dwight Co., Inc. company guaranty
6s, 2012	40,000	37,000
Cinemark, Inc. sr. disc. notes stepped-coupon
zero % (9 3/4s, 3/15/09), 2014 ††	115,000	89,125
Comcast Corp. company guaranty
5 1/2s, 2011	100,000	98,212
Constellation Brands, Inc. company guaranty
Ser. B, 8s, 2008	65,000	66,300
Cox Communications, Inc. notes 6 3/4s, 2011	50,000	50,916
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	36,972
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	127,188
CVS Corp. 144A pass-through certificates
6.117s, 2013	43,149	42,834
Dean Foods Co. company guaranty 7s, 2016	80,000	77,400
Dean Foods Co. sr. notes 8.15s, 2007	55,000	55,550
Del Monte Corp. company guaranty
6 3/4s, 2015	70,000	64,925
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,300
Delhaize America, Inc. company guaranty
8 1/8s, 2011	135,000	141,977
Diageo PLC company guaranty 8s, 2022	40,000	46,768
DirecTV Holdings, LLC company guaranty
6 3/8s, 2015	85,000	78,413
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	40,110
Echostar DBS Corp. sr. notes 6 3/8s, 2011	135,000	129,263
Elizabeth Arden, Inc. company guaranty
7 3/4s, 2014	55,000	54,038
Fortune Brands, Inc. notes 5 3/8s, 2016	55,000	50,876
Hertz Corp. 144A sr. notes 8 7/8s, 2014	40,000	41,000

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Consumer Staples continued
Insight Midwest LP/Insight Capital, Inc.
sr. notes 10 1/2s, 2010	$50,000	$52,125
Interpublic Group of Companies, Inc. notes
6 1/4s, 2014	45,000	36,675
Jean Coutu Group, Inc. sr. notes 7 5/8s,
2012 (Canada)	25,000	24,250
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s,
2014 (Canada)	35,000	32,200
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	47,857
LIN Television Corp. company guaranty
Ser. B, 6 1/2s, 2013	15,000	13,688
LIN Television Corp. sr. sub. notes
6 1/2s, 2013	5,000	4,563
News America Holdings, Inc. debs.
7 3/4s, 2045	10,000	10,514
News America, Inc. company guaranty
6.4s, 2035	60,000	55,494
News America, Inc. debs. 7 1/4s, 2018	55,000	58,659
Nutro Products, Inc. 144A sr. notes FRN
9.23s, 2013	20,000	20,375
Paxson Communications Corp. 144A
sec. FRN 11.318s, 2013	20,000	20,050
Paxson Communications Corp. 144A
sr. sec. notes FRN 8.318s, 2012	20,000	20,200
Pinnacle Foods Holding Corp. sr. sub. notes
8 1/4s, 2013	65,000	63,863
Playtex Products, Inc. company guaranty
9 3/8s, 2011	75,000	78,094
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	45,000	44,100
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	70,000	73,500
Remington Arms Co., Inc. company guaranty
10 1/2s, 2011	60,000	51,600
Rite Aid Corp. sr. notes 9 1/4s, 2013	80,000	76,800
Sbarro, Inc. company guaranty 11s, 2009	55,000	56,031
Sinclair Broadcast Group, Inc. company
guaranty 8 3/4s, 2011	85,000	88,613
Sirius Satellite Radio, Inc. sr. unsecd.
notes 9 5/8s, 2013	40,000	37,500
Six Flags, Inc. sr. notes 8 7/8s, 2010	35,000	33,250
Spectrum Brands, Inc. company guaranty
7 3/8s, 2015	70,000	56,875
TCI Communications, Inc. debs. 9.8s, 2012	20,000	23,072
TCI Communications, Inc. debs. 8 3/4s, 2015	35,000	39,990
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	75,408
Time Warner, Inc. debs. 9.15s, 2023	40,000	47,435
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	148,659
United Rentals NA, Inc. company guaranty
6 1/2s, 2012	25,000	23,625
United Rentals NA, Inc. sr. sub. notes
7 3/4s, 2013	8,000	7,600

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Consumer Staples continued
United Rentals NA, Inc. sr. sub. notes
7s, 2014	$65,000	$59,394
Universal City Florida Holding Co. sr. notes
8 3/8s, 2010	60,000	60,300
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	30,000	29,467
Young Broadcasting, Inc. company guaranty
10s, 2011	55,000	48,950
		3,515,114

Energy (0.5%)
Amerada Hess Corp. bonds 7 7/8s, 2029	55,000	61,362
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	115,000	110,113
Bluewater Finance, Ltd. company guaranty
10 1/4s, 2012 (Cayman Islands)	35,000	35,438
Chaparral Energy, Inc. 144A sr. notes
8 1/2s, 2015	30,000	29,850
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	110,000	110,275
Chesapeake Energy Corp. sr. unsecd. notes
7 5/8s, 2013	45,000	45,281
Compton Petroleum Corp. company guaranty
7 5/8s, 2013 (Canada)	40,000	37,600
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	40,000	37,350
Dresser, Inc. company guaranty 9 7/8s, 2011	55,000	55,825
Encore Acquisition Co. sr. sub. notes 6s, 2015	89,000	80,100
Enterprise Products Operating LP company
guaranty Ser. B, 6 3/8s, 2013	30,000	29,971
Forest Oil Corp. sr. notes 8s, 2011	60,000	61,350
Hanover Compressor Co. sr. notes 9s, 2014	65,000	67,925
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)	45,000	42,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. notes 9s, 2016	15,000	15,113
Inergy LP/Inergy Finance Corp. sr. notes
6 7/8s, 2014	85,000	79,050
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	50,260
Massey Energy Co. sr. notes 6 5/8s, 2010	60,000	59,100
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	25,000	24,191
Newfield Exploration Co. sr. notes
7 5/8s, 2011	63,000	64,418
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	30,000	28,200
Occidental Petroleum Corp. debs.
10 1/8s, 2009	85,000	96,167
Offshore Logistics, Inc. company guaranty
6 1/8s, 2013	50,000	46,125
Peabody Energy Corp. sr. notes 5 7/8s, 2016	90,000	82,575
PetroHawk Energy Corp. 144A sr. notes
9 1/8s, 2013	95,000	94,525
Plains Exploration & Production Co.
sr. sub. notes 8 3/4s, 2012	90,000	94,275

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Energy continued
Pogo Producing Co. sr. sub. notes
6 7/8s, 2017	$40,000	$37,050
Pogo Producing Co. 144A sr. sub. notes
7 7/8s, 2013	20,000	20,050
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	10,000	10,328
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	60,300
Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	30,000	28,125
Sunoco, Inc. notes 4 7/8s, 2014	30,000	27,527
Targa Resources, Inc. 144A company
guaranty 8 1/2s, 2013	15,000	14,475
Valero Energy Corp. sr. unsecd. notes
7 1/2s, 2032	35,000	38,000
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	20,000	19,080
Whiting Petroleum Corp. company guaranty
7s, 2014	30,000	28,350
		1,822,474

Financial (0.8%)
Bank One Corp. sub. debs. 7 5/8s, 2026	20,000	22,512
Bank One Corp. sub. notes 5 1/4s, 2013	10,000	9,670
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	50,000	43,400
Block Financial Corp. notes 5 1/8s, 2014	35,000	31,573
Bosphorus Financial Services, Ltd. 144A sec.
FRN 6.97s, 2012 (Cayman Islands)	100,000	100,387
Brandywine Operating Partnership LP notes
5 3/4s, 2012 (R)	25,000	24,470
Capital One Bank notes 6 1/2s, 2013	30,000	30,677
CIT Group, Inc. sr. notes 5s, 2015	10,000	9,243
CIT Group, Inc. sr. notes 5s, 2014	165,000	154,233
Citigroup, Inc. sub. notes 5s, 2014	20,000	18,719
Colonial Properties Trust notes
6 1/4s, 2014 (R)	30,000	29,675
Countrywide Capital III company guaranty
Ser. B, 8.05s, 2027	45,000	50,312
Deutsche Bank Capital Funding Trust VII 144A
FRB 5.628s, 2049	55,000	50,938
Developers Diversified Realty Corp. unsecd.
notes 5 3/8s, 2012 (R)	20,000	19,220
E*Trade Finance Corp. sr. notes 8s, 2011	55,000	56,100
Equity One, Inc. company guaranty
3 7/8s, 2009 (R)	40,000	37,860
ERP Operating LP notes 6.584s, 2015	30,000	30,912
Executive Risk Capital Trust company
guaranty Ser. B, 8.675s, 2027	90,000	94,882
Finova Group, Inc. notes 7 1/2s, 2009	63,750	18,806
Fleet Capital Trust V bank guaranty FRN
6.396s, 2028	50,000	49,872
Fund American Cos. Inc. notes 5 7/8s, 2013	65,000	61,815

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Financial continued
GATX Financial Corp 144A notes 5.8s, 2016	$25,000	$23,930
Greenpoint Capital Trust I company guaranty
9.1s, 2027	30,000	32,020
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	19,388
Heritage Property Investment Trust company
guaranty 5 1/8s, 2014 (R)	35,000	32,306
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	35,000	35,818
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	24,179
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	24,506
HSBC Finance Capital Trust IX FRN
5.911s, 2035	200,000	190,863
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	103,930
International Lease Finance Corp. notes
4 3/4s, 2012	20,000	18,906
iStar Financial, Inc. sr. unsecd. notes
5 7/8s, 2016 (R)	80,000	76,710
JPMorgan Chase Capital XV notes
5 7/8s, 2035	130,000	115,358
Lehman Brothers E-Capital Trust I FRN
5.954s, 2065	115,000	114,980
Lehman Brothers Holdings, Inc. notes
Ser. MTN, 5 1/2s, 2016	5,000	4,778
Liberty Mutual Insurance 144A notes
7.697s, 2097	95,000	89,926
Loews Corp. notes 5 1/4s, 2016	25,000	23,132
MetLife, Inc. notes 5.7s, 2035	35,000	31,222
MetLife, Inc. notes 5s, 2015	60,000	55,504
Nationwide Financial Services, Inc. notes
5 5/8s, 2015	25,000	24,154
Nationwide Mutual Insurance Co. 144A notes
8 1/4s, 2031	45,000	51,928
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	25,000	23,386
Nuveen Investments, Inc. sr. notes 5s, 2010	25,000	24,037
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	30,000	29,388
PNC Bank NA notes 4 7/8s, 2017	50,000	45,302
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	45,000	43,379
Prudential Holdings LLC 144A bonds
8.695s, 2023	100,000	118,724
Rouse Co. (The) notes 7.2s, 2012 (R)	65,000	65,202
Royal Bank of Scotland Group PLC bonds
Ser. 1, 9.118s, 2049 (United Kingdom)	105,000	115,311
Safeco Capital Trust I company guaranty
8.072s, 2037	65,000	68,331
Simon Property Group LP unsub.
5 3/4s, 2015 (R)	35,000	33,869
Sovereign Bancorp, Inc. 144A sr. notes
4.8s, 2010	35,000	33,523
St. Paul Travelers Cos., Inc. (The) sr. unsecd.
notes 5 1/2s, 2015	5,000	4,723

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Financial continued
Transamerica Capital III company guaranty
7 5/8s, 2037	$50,000	$53,151
UBS AG/Jersey Branch FRN 8.414s,
2008 (Jersey)	135,000	139,226
UBS Preferred Funding Trust I company
guaranty 8.622s, 2049	60,000	65,635
Washington Mutual Capital Trust I sr. notes
5s, 2012	50,000	47,532
Westpac Capital Trust III 144A sub. notes
FRN 5.819s, 2049 (Australia)	60,000	58,541
		3,008,074

Health Care (0.3%)
Alderwoods Group, Inc. company guaranty
7 3/4s, 2012	55,000	58,025
Bayer Corp. 144A FRB 6.2s, 2008	45,000	45,215
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	60,000	56,925
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	52,250
Elan Finance PLC/Elan Finance Corp,
company guaranty 7 3/4s, 2011 (Ireland)	40,000	38,300
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	134,842
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	30,000	28,653
Hospira, Inc. notes 5.9s, 2014	20,000	19,604
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	20,000	19,600
MedQuest, Inc. company guaranty Ser. B,
11 7/8s, 2012	10,000	9,350
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	20,000	19,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	64,750
Psychiatric Solutions, Inc. company guaranty
7 3/4s, 2015	40,000	39,150
Service Corporation International sr. notes
6 3/4s, 2016	80,000	73,600
Stewart Enterprises, Inc. sr. notes 7 3/4s, 2013	60,000	54,600
Tenet Healthcare Corp. notes 7 3/8s, 2013	70,000	63,875
Tenet Healthcare Corp. 144A sr. notes
9 1/2s, 2015	55,000	54,038
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	100,000	97,250
US Oncology, Inc. company guaranty
9s, 2012	35,000	36,400
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	35,000	34,913
Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 (R)	50,000	54,750
WellPoint, Inc. notes 5s, 2014	25,000	23,252
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	30,000	28,116
Wyeth notes 5 1/2s, 2014	115,000	111,118
		1,217,576

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Other (0.2%)
Dow Jones CDX NA HY pass-through
certificates Ser. 5-T1, 8 3/4s, 2010	$630,500	$643,898

Technology (0.3%)
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	58,000	59,160
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013	53,000	47,965
Amkor Technologies, Inc. sr. unsecd. notes
9 1/4s, 2016	20,000	18,950
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	36,616
Avnet, Inc. notes 6s, 2015	35,000	33,134
Celestica, Inc. sr. sub. notes 7 7/8s, 2011
(Canada)	20,000	19,650
Computer Associates International, Inc. 144A
sr. notes 6 1/8s, 2014	85,000	77,114
Electronic Data Systems Corp. sec. sr. notes
Ser. B, 6 1/2s, 2013	75,000	73,989
Freescale Semiconductor, Inc. sr. notes Ser. B,
7 1/8s, 2014	75,000	75,750
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	80,000
Lucent Technologies, Inc. debs. 6.45s, 2029	55,000	46,750
Nortel Networks, Ltd. 144A company
guaranty FRN 9.758s, 2011 (Canada)	40,000	40,750
Nortel Networks, Ltd. 144A company
guaranty 10 3/4s, 2016 (Canada)	15,000	15,450
Seagate Technology Hdd Holdings company
guaranty 8s, 2009 (Cayman Islands)	65,000	66,463
Sensata Technologies BV 144A 8s, 2014
(Netherlands)	20,000	19,300
Serena Software, Inc. 144A sr. sub. notes
10 3/8s, 2016	10,000	10,050
Solectron Corp. 144A sr. sub. notes 8s, 2016	25,000	24,625
SunGard Data Systems, Inc. 144A
sr. sub. notes 10 1/4s, 2015	44,000	45,485
SunGard Data Systems, Inc. 144A sr. unsecd.
notes 9 1/8s, 2013	68,000	70,550
UGS Capital Corp II 144A sr. notes
10.38s, 2011 ‡‡	15,000	14,850
UGS Corp. company guaranty 10s, 2012	35,000	37,625
Unisys Corp. sr. notes 8s, 2012	30,000	27,900
Xerox Corp. sr. notes 6 7/8s, 2011	110,000	109,313
Xerox Corp. sr. notes 6.4s, 2016	50,000	47,188
		1,098,627

Transportation (0.1%)
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	25,000	26,500
BNSF Funding Trust I company guaranty
FRB 6.613s, 2055	105,000	98,564
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	15,606	15,645

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Transportation continued
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	$82,391	$81,567
Kansas City Southern Railway Co. company
guaranty 9 1/2s, 2008	55,000	58,025
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	20,000	19,866
		300,167

Utilities & Power (0.7%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	40,000	38,575
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	115,000	123,050
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	22,306
Atmos Energy Corp. notes 4.95s, 2014	50,000	45,576
Beaver Valley II Funding debs. 9s, 2017	65,000	72,266
CenterPoint Energy Houston Electric, LLC
general ref. mtge. Ser. M2, 5 3/4s, 2014	5,000	4,887
CenterPoint Energy Resources Corp. notes
7 3/4s, 2011	50,000	53,452
Cleveland Electric Illuminating Co. (The)
144A sr. notes Ser. D, 7.88s, 2017	25,000	28,075
CMS Energy Corp. sr. notes 7 1/2s, 2009	55,000	55,688
Colorado Interstate Gas Co. debs.
6.85s, 2037	10,000	10,036
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	45,000	41,468
Consolidated Natural Gas Co. sr. notes
5s, 2014	45,000	41,394
Consumers Energy Co. 1st mtge. 5s, 2012	55,000	52,009
Consumers Energy Co. 1st mtge. Ser. B,
5 3/8s, 2013	20,000	19,193
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	40,000	38,217
Duke Energy Field Services, LLC 144A notes
5 3/8s, 2015	10,000	9,391
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	40,000	39,900
Edison Mission Energy 144A sr. notes
7 3/4s, 2016	15,000	14,738
Edison Mission Energy 144A sr. notes
7 1/2s, 2013	20,000	19,600
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	135,000	131,119
Enbridge Energy Partners LP sr. notes
5.35s, 2014	25,000	23,433
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	45,000	40,920
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	61,588
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	25,000	25,099
Ipalco Enterprises, Inc. sec. notes
8 3/8s, 2008	20,000	20,550
Kansas Gas & Electric bonds 5.647s, 2021	20,000	18,864

CORPORATE BONDS AND NOTES (6.4%)* continued

	Principal amount	Value

Utilities & Power continued
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	$30,000	$28,393
MidAmerican Energy Holdings Co.
144A bonds 6 1/8s, 2036	130,000	121,521
Midwest Generation, LLC sec. sr. notes
8 3/4s, 2034	120,000	127,200
Mirant North America, LLC 144A sr. notes
7 3/8s, 2013	50,000	48,250
Monongahela Power Co. 1st mtge. 5s, 2006	80,000	79,812
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	28,731
Nevada Power Co. 2nd mtge. 9s, 2013	49,000	53,035
Nevada Power Co. general ref. mtge. Ser. L,
5 7/8s, 2015	25,000	23,709
Northwestern Corp. sec. notes 5 7/8s, 2014	20,000	19,594
NRG Energy, Inc. sr. notes 7 3/8s, 2016	100,000	97,500
Oncor Electric Delivery Co. debs. 7s, 2022	5,000	5,182
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	45,000	48,055
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	45,000	43,851
Power Receivable Finance, LLC 144A sr. notes
6.29s, 2012	81,192	80,881
PPL Energy Supply, LLC bonds Ser. A,
5.7s, 2015	30,000	28,446
Progress Energy, Inc. sr. unsecd. notes
5 5/8s, 2016	45,000	43,006
PSEG Energy Holdings, Inc. sr. notes
8 1/2s, 2011	45,000	47,250
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	45,000	46,222
Public Service Co. of New Mexico sr. notes
4.4s, 2008	25,000	24,221
Sierra Pacific Resources sr. notes 8 5/8s, 2014	25,000	26,484
Southern California Edison Co. 1st mtge.
5s, 2014	10,000	9,448
Southern California Edison Co. notes
6.65s, 2029	60,000	61,060
Teco Energy, Inc. notes 7.2s, 2011	135,000	135,844
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	4,863
Tennessee Gas Pipeline Co. unsecd. notes
7 1/2s, 2017	10,000	10,006
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	28,912
TXU Corp. sr. notes Ser. P, 5.55s, 2014	140,000	126,982
Utilicorp Canada Finance Corp. company
guaranty 7 3/4s, 2011 (Canada)	95,000	98,325
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,575
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	30,861
Williams Cos., Inc. (The) notes 7 5/8s, 2019	110,000	111,650
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	10,000	9,750
York Power Funding 144A notes 12s, 2007
(Cayman Islands) (In default) (F) †	30,121	2,512
		2,707,525

Total corporate bonds and notes (cost $25,437,322)		$24,661,264

Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (5.8%)*

	Principal amount	Value

Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, April 1, 2032	$3,329	$3,293
5 1/2s, June 1, 2035	84,887	81,840
5 1/2s, with due dates from
October 1, 2019 to April 1, 2020	556,805	546,313
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, July 1, 2007	9,136	9,145
7s, with due dates from
February 1, 2024 to October 1, 2028	265,182	273,070
6 1/2s, with due dates from
October 1, 2032 to November 1, 2034	114,756	115,676
6s, with due dates from
March 1, 2035 to June 1, 2036	835,893	822,941
6s, TBA, July 1, 2036	500,000	491,992
5 1/2s, with due dates from
March 1, 2035 to May 1, 2036	484,703	465,534
5 1/2s, with due dates from
February 1, 2018 to January 1, 2021	1,529,244	1,501,580
5 1/2s, TBA, July 1, 2036	13,300,000	12,773,660
5s, with due dates from
August 1, 2035 to March 1, 2036	3,175,538	2,970,613
5s, January 1, 2021	58,436	56,393
5s, TBA, July 1, 2021	1,700,000	1,636,914
4 1/2s, with due dates from
December 1, 2020 to October 1, 2035	1,030,696	936,859

Total U.S. government agency
mortgage obligations (cost $23,013,979)		$22,685,823

U.S. TREASURY OBLIGATIONS (—%)* (cost $20,098)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s,
November 15, 2013	$20,000	$18,931

ASSET-BACKED SECURITIES (3.8%)*

	Principal amount	Value

Aames Mortgage Investment Trust
FRB Ser. 04-1, Class 2A1, 5.663s, 2034	$43,087	$43,124
ABSC NIMS Trust 144A Ser. 05-HE2,
Class A1, 4 1/2s, 2035 (Cayman Islands)	40,011	39,223
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	196	196
Ser. 04-5N, Class Note, 5s, 2034	6,647	6,601
Ser. 04-6N, Class Note, 4 3/4s, 2035	10,400	10,309
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 5.733s, 2029	179,740	180,475
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C, 5.699s, 2012	182,456	182,484
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	78,193	77,042
FRB Ser. 04-3, Class 3A, 3.71s, 2034	70,644	69,820

ASSET-BACKED SECURITIES (3.8%)* continued

	Principal amount	Value

Americredit Automobile Receivables Trust
144A Ser. 05-1, Class E, 5.82s, 2012	$55,186	$55,097
Ameriquest Finance NIM Trust 144A
Ser. 04-RN9, Class N1, 4.8s, 2034
(Cayman Islands)	1,015	1,015
Ameriquest Mortgage Securities, Inc. FRB
Ser. 06-R1, Class M10, 7.823s, 2036	54,000	47,292
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034
(Cayman Islands)	369	368
FRB Ser. 05-OPT1, Class B1, 7.823s, 2035	25,000	19,791
Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 04-HE9, Class A2, 5.693s, 2034	20,013	20,039
FRB Ser. 05-HE1, Class A3, 5.613s, 2035	28,060	28,086
Asset Backed Securities Corp. Home Equity
Loan Trust 144A FRB Ser. 06-HE2, Class M
11, 7.823s, 2036	25,000	20,266
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	685,249	2,035
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,604,000	10,275
Bank One Issuance Trust FRB Ser. 03-C4,
Class C4, 6.399s, 2011	60,000	61,132
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	39,000	38,036
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.841s, 2039	268,751	268,750
Ser. 04-D, Class A, IO, 3.938s, 2007	585,440	15,856
Ser. 05-B, Class A, IO, 2.814s, 2039	519,676	17,058
FRB Ser. 03-F, Class A, 5.841s, 2043	85,404	85,618
FRB Ser. 03-G, Class A1, 5.941s, 2039	250,000	250,239
FRB Ser. 04-D, Class A, 5.731s, 2044	121,701	121,792
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A, 6.023s, 2038	44,736	45,000
FRB Ser. 03-SSRA, Class M, 6.673s, 2038	44,736	45,224
FRB Ser. 04-SSRA, Class A1, 5.923s, 2039	57,495	57,673
Bear Stearns Adjustable Rate Mortgage Trust
Ser. 04-1, Class 11A1, 3.603s, 2034	161,268	160,608
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.949s, 2034	34,925	34,687
Ser. 05-5, Class 21A1, 4.69s, 2035	185,855	183,359
Bear Stearns Asset Backed Securities NIM
Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034
(Cayman Islands)	5,286	5,253
Ser. 04-HE8N, Class A1, 5s, 2034	1,623	1,621
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-1, Class A1, 5.823s, 2042	76,974	76,973
FRB Ser. 03-3, Class A2, 5.913s, 2043	88,000	88,206
FRB Ser. 05-3, Class A1, 5.773s, 2035	120,252	120,252
Capital One Multi-Asset Execution Trust FRB
Ser. 02-C1, Class C1, 7.95s, 2010	13,000	13,370
CARMAX Auto Owner Trust Ser. 04-2,
Class D, 3.67s, 2011	13,927	13,641

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.8%)* continued

Principal amount		Value
	Principal amount

CARSSX Finance, Ltd. 144A FRB Ser. 04-AA,
Class B4, 10.869s, 2011 (Cayman Islands)	$24,653	$25,771
CDO Repackaging Trust Series 144A FRB
Ser. 03-2, Class A, 9.516s, 2008	140,000	152,810
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 6.449s, 2010	100,000	101,745
Chase Funding Net Interest Margin 144A
Ser. 04-OPT1, Class Note, 4.458s, 2034	8,209	8,152
CHEC NIM, Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	9,843	9,794
Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	8,000	7,531
Citibank Credit Card Issuance Trust FRB
Ser. 01-C1, Class C1, 6.15s, 2010	60,000	60,769
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	100,000	107,221
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	455,000	383,045
Ser. 00-5, Class A4, 7.47s, 2032	18,624	18,655
Ser. 00-5, Class A6, 7.96s, 2032	129,000	108,714
Ser. 01-1, Class A, IO, 2 1/2s, 2032	714,408	8,394
Ser. 01-1, Class A4, 6.21s, 2032	96,936	96,990
Ser. 01-1, Class A5, 6.99s, 2032	720,000	649,117
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,548,600	32,682
Ser. 01-3, Class A3, 5.79s, 2033	51,953	51,858
Ser. 01-3, Class A4, 6.91s, 2033	85,000	79,421
Ser. 01-4, Class A, IO, 2 1/2s, 2033	486,379	11,850
Ser. 01-4, Class A4, 7.36s, 2033	291,000	279,003
Ser. 02-1, Class A, 6.681s, 2033	198,871	198,699
Ser. 02-2, Class A, IO, 8 1/2s, 2033	125,229	28,408
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.944s, 2034	31,115	30,852
Ser. 05-24, Class 1AX, IO, 1.246s, 2035	1,770,815	46,484
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	915,992	34,350
Ser. 06-OA10, Class XBI, IO, zero %, 2046	327,000	17,116
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	1,591	1,588
Ser. 04-14N, 5s, 2036	9,142	9,096
Ser. 04-6N, Class N1, 6 1/4s, 2035	7,754	7,736
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	5,560	5,448
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.16s, 2035	984,456	21,381
Ser. 05-9, Class 1X, IO, 0.712s, 2035	862,547	20,787
Ser. 06-0A5, Class X, IO, 1.167s, 2046	658,180	32,292
FRB Ser. 05-22, Class 2A1, 5.304s, 2035	206,955	203,819
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035##	686,825	16,419
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035##	384,399	10,030
Ser. 05-R3, Class AS, IO, 0.948s, 2035##	567,449	11,526
Ser. 06-R1, Class AS, IO, 0.988s, 2036##	797,602	18,818

ASSET-BACKED SECURITIES (3.8%)* continued

	Principal amount	Value

DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	$100,000	$100,510
Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 5.863s, 2035	32,000	32,064
Finance America NIM Trust 144A Ser. 04-1,
Class A, 5 1/4s, 2034	8,505	1,786
First Chicago Lennar Trust 144A Ser. 97-CHL0,
Class D, 7.619s, 2039	65,755	65,518
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034
(Cayman Islands)	713	712
First Horizon Mortgage Pass-Through Trust
Ser. 05-AR2, Class 1A1, 4.831s, 2035	117,772	116,256
Ford Credit Auto Owner Trust Ser. 04-A,
Class C, 4.19s, 2009	100,000	96,604
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	6,109	6,081
Ser. 04-3, Class B, 7 1/2s, 2034	16,867	15,644
Ser. 04-D, Class N1, 4 1/2s, 2034
(Cayman Islands)	2,191	2,186
GE Capital Credit Card Master Note Trust FRB
Ser. 04-2, Class C, 5.849s, 2010	100,000	100,105
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 6.173s, 2018	47,707	48,099
GEBL 144A
Ser. 04-2, Class C, 6.049s, 2032	88,706	88,705
Ser. 04-2, Class D, 7.949s, 2032	88,706	88,706
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	550,000	21,313
Goldentree Loan Opportunities II, Ltd.
144A FRB Ser. 2A, Class 4, 7.93s, 2015
(Cayman Islands)	20,000	20,025
Granite Mortgages PLC
FRB Ser. 02-2, Class 1C, 6.33s, 2043
(United Kingdom)	50,000	50,422
FRB Ser. 04-2, Class 1C, 6.114s, 2044
(United Kingdom)	13,526	13,537
FRN Ser. 03-3, Class 1C, 6.53s, 2044
(United Kingdom)	70,000	71,142
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	80,284	81,087
Ser. 97-6, Class A8, 7.07s, 2029	18,220	18,190
Ser. 97-6, Class A9, 7.55s, 2029	38,733	39,406
Ser. 97-7, Class A8, 6.86s, 2029	59,423	59,795
Ser. 99-3, Class A6, 6 1/2s, 2031	55,000	54,278
Ser. 99-5, Class A5, 7.86s, 2030	330,000	285,122
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	182,827	166,149
Ser. 99-5, Class A4, 7.59s, 2028	132,905	133,971
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 1.183s, 2045	590,892	15,511
GS Auto Loan Trust 144A Ser. 04-1, Class D,
5s, 2011	56,727	56,427

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.8%)* continued

	Principal amount	Value

GSAMP Trust 144A
Ser. 04-NIM1, Class N2, zero %, 2034	$48,581	$35,780
Ser. 04-NIM2, Class N, 4 7/8s, 2034	23,486	23,385
Ser. 05-NC1, Class N, 5s, 2035	11,761	11,735
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	59,418	61,274
Ser. 05-RP3, Class 1A3, 8s, 2035	72,234	75,339
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	23,248	24,488
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035##	540,144	12,491
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	73,066	75,339
Ser. 05-RP2, Class 1A3, 8s, 2035	64,476	67,258
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036##	1,047,358	18,165
GSR Mortgage Loan Trust
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	61,334	60,193
Ser. 05-AR2, Class 2A1, 4.855s, 2035	104,401	102,044
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 5.66s, 2036
(Cayman Islands)	154,834	148,145
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040
(United Kingdom)	40,000	40,004
FRB Ser. 8, Class 2C, 5.788s, 2040
(United Kingdom)	36,000	36,065
Home Equity Asset Trust 144A Ser. 04-4N,
Class A, 5s, 2034	6,652	6,568
Hyundai Auto Receivables Trust Ser. 04-A,
Class D, 4.1s, 2011	21,000	20,527
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 8.302s, 2036 (Cayman Islands)	120,000	127,341
Long Beach Asset Holdings Corp. NIM Trust
144A Ser. 05-1, Class N1, 4.115s, 2035	8,787	8,737
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	569,230	12,808
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	284,617	6,404
Long Beach Mortgage Loan Trust 144A FRB
Ser. 06-WL3, Class B1, 7.823s, 2036	57,000	47,011
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	25,605	24,940
FRB Ser. 02-1A, Class A1, 5.967s, 2024	31,146	31,412
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	143,855	3,237
Ser. 04-13, Class 3A6, 3.786s, 2034	134,000	126,774
Ser. 04-7, Class 2A1, 4.652s, 2034	39,512	39,403
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	371,964	1,162
Ser. 06-OA1, Class X, IO, 1.58s, 2046	678,516	34,138
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-HE1A, Class Note, 5.191s, 2034
(Cayman Islands)	1,593	1,584
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	84,915	87,171
MBNA Credit Card Master Note Trust FRB
Ser. 03-C5, Class C5, 6.38s, 2010	100,000	101,867

ASSET-BACKED SECURITIES (3.8%)* continued

	Principal amount	Value

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 5.961s, 2027	$109,895	$104,400
Merrill Lynch Mortgage Investors, Inc. FRB
Ser. 05-A9, Class 3A1, 5.296s, 2035	268,831	264,841
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	4,926	4,833
Ser. 04-OP1N, Class N1, 4 3/4s, 2035
(Cayman Islands)	132	130
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,411	1,401
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	1,730	1,717
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	2,827	2,781
Ser. 05-WM1N, Class N1, 5s, 2035	9,985	9,848
Metris Master Trust FRB Ser. 04-2, Class C,
6.617s, 2010	51,000	51,171
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	45,642	44,174
MMCA Automobile Trust Ser. 02-1, Class B,
5.37s, 2010	57,823	57,603
Morgan Stanley ABS Capital I FRB
Ser. 04-WMC3, Class A2PT, 5.613s, 2035	49,092	49,120
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	26,824	26,665
Ser. 04-HB2, Class E, 5s, 2012	23,340	22,903
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.412s, 2035	293,732	291,919
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	13,663	13,197
Ser. 05-A, Class C, 4.84s, 2014	35,255	34,433
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	69,000	65,316
Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 8.595s, 2035	36,096	37,528
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	27,137	28,273
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	82,938	65,381
Ser. 01-E, Class A, IO, 6s, 2009	165,951	23,222
Ser. 02-C, Class A1, 5.41s, 2032	232,141	194,835
Ser. 95-B, Class B1, 7.55s, 2021	27,000	17,820
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	81,085	70,517
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.464s, 2018 (Ireland)	30,000	30,506
FRB Ser. 05-A, Class D, 6.664s, 2012
(Ireland)	32,000	31,987
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.823s, 2035	10,000	8,780
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	31,000	30,138
Park Place Securities, Inc. 144A FRB
Ser. 05-WCW2, Class M11, 7.823s, 2035	54,000	41,580

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.8%)* continued

Principal amount		Value
	Principal amount

Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042
(United Kingdom)	$60,000	$60,718
FRB Ser. 4, Class 3C, 6.1s, 2042
(United Kingdom)	110,000	111,189
FRB Ser. 5, Class 2C, 5.95s, 2042
(United Kingdom)	104,000	104,364
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.329s, 2011
(United Kingdom)	116,000	117,412
FRB Ser. 04-2A, Class C, 5.79s, 2011
(United Kingdom)	100,000	100,814
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	45,000	43,755
FRB Ser. 04-AA, Class D, 7.219s, 2011	100,000	101,116
FRB Ser. 04-BA, Class D, 6.599s, 2010	100,000	100,038
Renaissance NIM Trust 144A Ser. 05-1,
Class N, 4.7s, 2035	6,493	6,493
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.967s, 2034	29,352	29,132
Residential Asset Mortgage Products, Inc.
Ser. 02-SL0, Class AI3, 7s, 2032	104,378	103,849
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	10,148	10,103
Ser. 04-NT, Class Note, 5s, 2034	8,960	8,601
Ser. 04-NT12, Class Note, 4.7s, 2035	4,891	4,875
FRB Ser. 05-KS10, Class B, 8.073s, 2035	52,000	45,910
Residential Funding Mortgage Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	213,864	200,450
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.583s, 2033	122,111	122,130
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	660	470
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	733	446
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	2,735	328
Ser. 04-10A, Class A, 5s, 2034
(Cayman Islands)	12,584	12,537
Ser. 04-11A, Class A2, 4 3/4s, 2035
(Cayman Islands)	24,652	24,470
Ser. 04-AA, Class A, 4 1/2s, 2034
(Cayman Islands)	7,393	7,371
Ser. 04-BN2A, Class A, 5s, 2034
(Cayman Islands)	5,099	5,079
Ser. 05-1A, Class A, 4 1/4s, 2035
(Cayman Islands)	26,751	26,513
Ser. 05-2A, Class A, 4 3/4s, 2035
(Cayman Islands)	28,934	28,717
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035
(Cayman Islands)	32,766	32,527
Ser. 05-WF1A, Class A, 4 3/4s, 2035	24,779	24,606

ASSET-BACKED SECURITIES (3.8%)* continued

	Principal amount	Value

Sharps SP I, LLC Net Interest Margin
Trust 144A
Ser. 04-HE1N, Class Note, 4.94s, 2034
(Cayman Islands)	$7,003	$2,451
Ser. 04-HE2N, Class NA, 5.43s, 2034
(Cayman Islands)	1,608	1,584
Ser. 04-HE4N, Class NA, 3 3/4s, 2034
(Cayman Islands)	14,348	14,205
Ser. 04-HS1N, Class Note, 5.92s, 2034
(Cayman Islands)	2,642	2,642
Ser. 04-RM2N, Class NA, 4s, 2035
(Cayman Islands)	7,537	7,462
Soundview Home Equity Loan Trust 144A FRB
Ser. 05-CTX1, Class B1, 7.823s, 2035	29,000	25,324
Structured Adjustable Rate Mortgage
Loan Trust
Ser. 04-10, Class 1A1, 4.906s, 2034	65,597	65,392
Ser. 04-12, Class 1A2, 4.965s, 2034	86,642	86,544
Ser. 04-6, Class 1A, 4.381s, 2034	274,170	273,300
Ser. 04-8, Class 1A3, 4.675s, 2034	15,769	15,722
Ser. 05-9, Class AX, IO, 0.937s, 2035	1,886,747	29,433
FRB Ser. 05-18, Class 6A1, 5.318s, 2035	135,433	133,539
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
5.673s, 2034	93,203	93,212
Structured Asset Receivables Trust 144A FRB
Ser. 05-1, 5.575s, 2015	247,904	247,827
Structured Asset Securities Corp.
Ser. 04-8, Class 1A1, 4.675s, 2034	55,954	55,789
IFB Ser. 05-10, Class 3A3, 5.163s, 2034	146,364	123,960
IFB Ser. 05-6, Class 5A8, 3.255s, 2035	248,955	188,605
Terwin Mortgage Trust FRB Ser. 04-5HE,
Class A1B, 5.743s, 2035	39,958	39,988
TIAA Real Estate CDO, Ltd. 144A FRB
Ser. 02-1A, Class III, 7.6s, 2037
(Cayman Islands)	100,000	105,008
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)	21,122	21,125
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR12, Class 2A5, 4.319s, 2035	965,000	927,572
FRB Ser. 04-R, Class 2A1, 4.353s, 2034	79,615	77,242
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035	77,503	75,046
Ser. 06-AR10, Class 3A1, 5.099s, 2036	186,000	183,210
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	10,250	10,107
Ser. 04-4, Class D, 3.58s, 2012	16,360	15,998
Ser. 05-1, Class D, 4 1/4s, 2012	12,276	12,064
Whole Auto Loan Trust Ser. 03-1, Class C,
3.13s, 2010	3,524	3,518
Whole Auto Loan Trust 144A Ser. 04-1,
Class D, 5.6s, 2011	40,929	40,592

Total asset-backed securities (cost $15,091,740)		$14,687,890

Putnam VT Global Asset Allocation Fund

PURCHASED OPTIONS OUTSTANDING (0.1%)*

Expiration date/	Contract
strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 5.28% versus the three
month USD-LIBOR-BBA
maturing on March 8, 2017.	Mar 07/ $5.28	$4,916,000	$198,644
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07/ $5.28	4,916,000	31,360

Total purchased options outstanding (cost $241,130)	$230,004

MUNICIPAL BONDS AND NOTES (—%)*

Principal
Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	$45,000	$45,014
NJ State Tpk. Auth. Rev. Bonds,
Ser. B, AMBAC, 4.252s, 1/1/16	Aaa	50,000	45,521

Total municipal bonds and notes (cost $94,995)	$90,535

WARRANTS (—%)* † (cost $—)

Expiration	Strike
date	price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,853	$48,740

UNITS (—%)* (cost $37,467)

Units	Value

Cendant Corp. units 4.89s, 2006	400	$19,963

SHORT-TERM INVESTMENTS (12.9%)*

Principal amount/shares	Value

Amstel Funding Corp. for an effective yield
of 4.83%, August 2, 2006	$1,000,000	$995,804
Calyon Ser. ECD for an effective yield
of 5.15%, February 26, 2007 (France)	700,000	699,617
HBOS Treasury Services NY for an
effective yield of 5.25%, April 5, 2007	300,000	300,011
Putnam Prime Money Market Fund (e)	38,953,019	38,953,019
Short-term investments held as collateral
for loaned securities with yields ranging
from 4.55% to 5.44% and due dates ranging
from July 3, 2006 to August 14, 2006 (d)	9,072,418	9,058,619

Total short-term investments
(cost $50,007,070)	$50,007,070

Total investments (cost $369,520,919)	$405,741,349

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Australia				0.9%
France				1.4
Germany				1.4
Italy				0.5
Japan				4.1
Netherlands				1.3
Spain				0.5
Sweden				0.7
Switzerland				1.0
United Kingdom				4.0
United States				80.7
Other				3.5

Total				100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $46,884,555) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,340,272	$9,436,071	7/19/06	$(95,799)
British Pound	9,649,872	9,661,496	9/20/06	(11,624)
Canadian Dollar	12,810,507	12,781,364	7/19/06	29,143
Euro	6,877,355	6,771,674	9/20/06	105,681
Hong Kong Dollar	296,798	297,435	8/16/06	(637)
Japanese Yen	873,736	876,712	8/16/06	(2,976)
Norwegian Krone	4,834,577	4,935,252	9/20/06	(100,675)
South Korean Won	2,083,694	2,124,551	8/16/06	(40,857)

Total				$(117,744)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $80,679,906) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar $12,761,694		$12,909,491	7/19/06	$147,797
British Pound	11,595,242	11,640,340	9/20/06	45,098
Canadian Dollar	4,762,746	4,678,892	7/19/06	(83,854)
Danish Krone	605,666	613,498	9/20/06	7,832
Euro	15,130,042	15,219,467	9/20/06	89,425
Japanese Yen	18,660,680	18,662,012	8/16/06	1,332
Norwegian Krone	1,499,694	1,504,796	9/20/06	5,102
New Zealand Dollar	970,737	999,098	7/19/06	28,361
Singapore Dollar	799,564	808,136	8/16/06	8,572
Swiss Franc	7,648,995	7,615,220	9/20/06	(33,775)
Swedish Krona	6,065,072	6,028,956	9/20/06	(36,116)

Total				$179,774

Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Goverment
Bond 10 yr (Long)	3	$297,706	Sep-06	$(5,112)
Dow Jones Euro
Stoxx 50 Index (Short)	42	1,966,383	Sep-06	(130,617)
Euro 90 day (Long)	24	5,665,200	Sep-06	(9,297)
Euro 90 day (Short)	7	1,652,700	Mar-07	4,093
Euro-Bobl 5 yr (Long)	7	976,479	Sep-06	(2,887)
Euro-Bund 10 yr (Long)	24	3,538,477	Sep-06	(15,727)
Euro-Bund 10 yr (Short)	30	4,423,096	Sep-06	25,157
FTSE 100 Index (Short)	35	3,770,261	Sep-06	(192,672)
Hang Seng Index (Long)	43	4,516,918	Jul-06	122,754
Japanese Government
Bond 10 yr (Long)	3	3,455,381	Sep-06	2,963
Japanese Government
Bond Mini 10 yr (Short)	27	3,109,843	Sep-06	(1,040)
OMXS30 Index (Long)	176	2,340,101	Jul-06	81,018
Russell 2000 Index
Mini (Long)	15	1,097,250	Sep-06	41,540
Russell 2000 Index
Mini (Short)	284	20,774,600	Sep-06	(203,242)
S&P 500 Index
(Long)	7	2,238,950	Sep-06	26,965
S&P 500 Index
E-Mini (Long)	566	36,209,850	Sep-06	151,570
S&P 500 Index
E-Mini (Short)	104	6,653,400	Sep-06	(68,067)
S&P ASX 200 Index
(Short)	29	2,735,364	Sep-06	(103,481)
S&P MidCap 400
Index E-Mini (Long)	58	4,475,280	Sep-06	36,189
Tokyo Price
Index (Short)	12	1,668,767	Sep-06	10,976
U.K. Gilt
10 yr (Long)	23	4,631,943	Sep-06	(54,091)
U.S. Treasury Bond
20 yr (Short)	23	2,453,094	Sep-06	(3,124)
U.S. Treasury Note
2 yr (Short)	105	21,292,031	Sep-06	79,351
U.S. Treasury Note
5 yr (Long)	137	14,166,656	Sep-06	(71,017)
U.S. Treasury Note
5 yr (Short)	9	930,656	Sep-06	968
U.S. Treasury Note
10 yr (Long)	275	28,836,329	Sep-06	(125,719)
U.S. Treasury Note
10 yr (Short)	5	524,297	Sep-06	2,217

Total				$(400,332)

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $436,109) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.55% versus the three month
LIBOR maturing on July 5, 2017.	$4,220,000	Jul 07 / $4.55	$7,891
Option on an interest rate swap
with Lehman Brothers International
for the obligation to receive a fixed
rate of 5.225% semi-annually versus
the three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar 08 / $5.23	83,252
Option on an interest rate swap
with Lehman Brothers International
for the obligation to pay a fixed rate
of 5.225% semi-annually versus the
three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar 08 / $5.23	22,895
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the obligation to receive a fixed rate
of 4.55% versus the three month
LIBOR maturing on July 5, 2017.	4,220,000	Jul 07 / $4.55	371,508

Total			$485,546

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06
(proceeds receivable $490,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

5 1/2s, July 1, 2021	$500,000	7/18/06	$490,625

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(43,865)

2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	128,609

170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	15,714

140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	12,359

340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	29,637

940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	75,971

4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	160,998

3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(139,660)

4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	227,668

1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	84,521

4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(234,642)

Citibank, N.A.
190,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	3,615

Credit Suisse First Boston International
2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(197,171)

1,110,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	2,202

3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(165,378)

6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	323,759

Credit Suisse International
185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(4,795)

Goldman Sachs Capital Markets, L.P.
195,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	2,237

560,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	12,103

JPMorgan Chase Bank, N.A.
2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	121,589

1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(110,570)

574,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(35,827)

2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(282,902)

200,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	18,766

820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	67,170

3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(194,716)

8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	356,938

Lehman Brothers Special Financing, Inc.
951,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	65,001

951,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	65,104

1,000,000	5/5/16	5.653%	3 month USD-LIBOR-BBA	4,821

1,200,000	5/5/08	5.3975%	3 month USD-LIBOR-BBA	4,402

3,400,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	119,050

800,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(65,000)

2,800,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(42,775)

80,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	1,598

240,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	16,113

482,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	28,537

137,000	12/11/13	4.64101%	3 month USD-LIBOR-BBA	8,674

1,181,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	22,437

5,040,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	254,286

Total				$ 716,578

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$337,445	1/19/07	—	S&P 500 Index	$2,067
6 month forward
variance

Citibank, N.A.
740,000	11/1/06	(7.5 bp plus	Lehman Brothers	26
		beginning	AAA 8.5+ CMBS
		of period nominal	Index adjusted
		spread of Lehman	by modified
		Brothers AAA	duration factor
8.5+ Commercial
Mortgage Backed
Securities Index)

12,550,306	1/17/07	3 month USD-	Russell Total	416,697
		LIBOR-BBA minus	Return 2000 Index
85 bp

Deutsche Bank AG London
334,315	12/15/06	—	S&P 500 Index	(34,723)
6 month forward
variance

347,499	12/15/06	—	S&P 500 Index	(59,295)
6 month forward
variance

740,000	11/1/06	(5 bp plus	Lehman Brothers	—
		nominal spread	AAA 8.5+ CMBS
		of Lehman	Index adjusted
		Brothers AAA	by modified
		8.5+ Commercial	duration factor
Mortgage Backed
Securities Index)

4,310,592	6/14/07	(3 month USD-	iShares MSCI	550,925
		LIBOR-BBA )	Emerging Markets
Index

Goldman Sachs
178,000	9/15/11	678 bp (1 month	Ford Credit Auto	(1,535)
		USD-LIBOR)	Owner Trust
Series 2005-B
Class D

Goldman Sachs International
700,000	11/1/06	(5 bp plus	Lehman Brothers	74
		change in spread	AAA 8.5+ CMBS
		on the Lehman	Index adjusted
		Brothers AAA	by modified
		8.5+ Commercial	duration factor
Mortgage Backed
Securities Index
multiplied by
the modified
duration factor)

3,200,000	12/1/06	(5 bp plus	Lehman Brothers	1,264
		change in spread	Aaa 8.5+ CMBS
		on the Lehman	Index adjusted
		Brothers Aaa	by modified
		8.5+ Commercial	duration factor
Mortgage Backed
Securities Index
multiplied by
the modified
duration factor)

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A.
$3,218,493	9/20/06	(Russell 2000	3 month USD-	$(106,430)
		Total Return	LIBOR-BBA
Index)

1,761,894	11/5/06	3 month USD-	Standard &	(15,503)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Consumer
Services Index

433,010	11/5/06	3 month USD-	Standard &	(7,719)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Software and
Services Index

678,133	11/5/06	(3 month USD-	Standard &	(42,158)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Technology
Hardware and
Equipment Index

405,964	10/12/06	3 month USD-	Standard &	12,735
		LIBOR-BBA minus	Poor’s 500
		30 bp	Consumer
Durables &
Apparel Index

396,878	11/5/06	(3 month USD-	Standard &	8,435
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Energy Index

795,987	11/5/06	3 month USD-	Standard &	(9,166)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Household and
Personal
Products Index

446,036	11/5/06	3 month USD-	Standard &	12,300
		LIBOR-BBA minus	Poor’s 500
		30 bp	Commercial
Services and
Supplies Index

1,284,692	11/5/06	3 month USD-	Standard &	61,293
		LIBOR-BBA minus	Poor’s 500
		30 bp	Diversified
Financials Index

1,965,925	11/5/06	(3 month USD-	Standard &	19,121
		LIBOR-BBA plus	Poor’s 500 Food
		25 bp)	Beverage and
Tobacco Index

1,290,999	11/5/06	(3 month USD-	Standard &	37,581
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Utilities Index

1,360,089	11/5/06	(3 month USD-	Standard &	61,232
		LIBOR-BBA plus	Poor’s 500 Food
		25 bp)	and Staples
Retailing GICS
Industry Group
Index

4,530,903	11/5/06	3 month USD-	Standard &	203,913
		LIBOR-BBA minus	Poor’s 500
		30 bp	Software and
Services Index

1,583,043	11/5/06	3 month USD-	Standard &	51,536
		LIBOR-BBA minus	Poor’s 500 Banks
		30 bp	Index

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$1,015,094	11/5/06	(3 month USD-	Standard &	$(117,466)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Technology
Hardware and
Equipment Index

2,393,992	11/5/06	3 month USD-	Standard &	(15,766)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Telecommunicatio
ns Services Index

1,917,693	11/5/06	(3 month USD-	Standard &	(103,962)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Insurance Index

2,278,748	11/5/06	(3 month USD-	Standard &	(88,786)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Capital Goods
Index

974,029	11/5/06	3 month USD-	Standard &	(75,576)
		LIBOR-BBA minus	Poor’s 500
		30 bp	Automobiles and
Components Index

1,174,189	11/5/06	3 month USD-	Standard &	(60,447)
		LIBOR-BBA minus	Poor’s 500 Real
		30 bp	Estate Index

1,867,136	11/5/06	3 month USD-	Standard &	59,499
		LIBOR-BBA minus	Poor’s 500
		30 bp	Household and
Personal
Products Index

1,904,950	11/5/06	(3 month USD-	Standard &	(221,120)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Semiconductors
and
Semiconductor
Equipment
Industry Group
Index

1,763,005	11/5/06	3 month USD-	Standard &	(43,201)
		LIBOR-BBA minus	Poor’s 500 Media
		30 bp	Index

1,704,975	11/5/06	3 month USD	Standard &	110,896
		LIBOR-BBA -minus	Poor’s 500
		30 bp	Commercial
Services and
Supplies Index

4,528,948	11/5/06	(3 month USD-	Standard &	(175,830)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Health Care
Equipment and
Services Index

4,008,821	11/5/06	(3 month USD-	Standard &	(168,773)
		LIBOR-BBA plus	Poor’s 500
		25 bp)	Energy Index

288,023	3/18/07	—	S&P 500 Index	19,935
6 month forward
variance

900,069	10/13/06	3 month USD-	Standard &	117,716
		LIBOR-BBA minus	Poor’s 500
		30 bp	Consumer
Durables &
Apparel Index

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

		Fixed payments		Total return	Unrealized
Swap counterparty /	Termination	received (paid) by		received by	appreciation/
Notional amount	date	fund per annum		or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$899,847	10/13/06	(3 month USD-		Standard &	$(13,675)
		LIBOR-BBA plus		Poor’s 500
		25 bp)		Pharmaceutical &
				Biotechnology
				Index

1,840,029	10/12/06	3 month USD-		Standard &	250,257
		LIBOR-BBA minus		Poor’s 500
		30 bp		Consumer
				Durables &
				Apparel Index

1,840,045	10/12/06	(3 month USD-		Standard &	(45,907)
		LIBOR-BBA plus		Poor’s 500
		25 bp)		Pharmaceutical &
				Biotechnology
				Index

31,748,898	4/3/07	3 month USD-		Russell 2000	1,909,866
		LIBOR-BBA minus		Index
		90 bp

Lehman Brothers Special Financing, Inc.
1,000,128	10/1/06	(1 year USD-		Lehman Brothers	2,185
		LIBOR-BBA		U.S. High Yield
		minus 25 bp)		Index

299,243	4/1/07	(1 year USD-		Lehman Brothers	(4,387)
		LIBOR-BBA minus		U.S. High Yield
		35 bp)		Index

699,816	3/1/07	(1 year USD-		Lehman Brothers	(6,451)
		LIBOR-BBA		U.S. High Yield
		minus 25 bp)		Index

Total					$2,491,677

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated,
Inc., 8.375%, 4/1/2015	$—	$20,000	6/20/11	365 bp	$(749)

L-3 Communications
Corp. 7 5/8s, 2012	—	35,000	9/20/11	(111 bp)	(27)

L-3 Communications
Corp. 7 5/8s, 2012	—	15,000	6/20/11	(101 bp)	23

Waste Management,
7.375%, 8/1/10	—	55,000	9/20/12	64 bp	525

Citibank, N.A.
Celestica, 7 5/8s, 2013	—	40,000	9/20/11	285 bp	—

DJ CDX NA HY
Series 6 Index	(24)	18,000	6/20/11	(345 bp)	(100)

DJ CDX NA HY
Series 6 Index	(155)	9,000	6/20/11	(345 bp)	92

DJ CDX NA HY Series 6
Index 25-35% tranche	—	72,000	6/20/11	80 bp	(117)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	36,000	6/20/11	74 bp	(174)

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A. continued
Ford Motor Co., 7.45%,
7/16/2031	$—	$15,000	6/20/07	620 bp	$170

Lear Corp., 8.11%,
5/15/09	—	12,000	6/20/08	845 bp	1,040

Visteon Corp., 7%,
3/10/14	—	20,000	6/20/09	605 bp	267

Deutsche Bank AG
CVS Corp., 5.625%,
3/15/06	—	30,000	12/20/14	0.58%	142

Ford Motor Co., 7.45%,
7/16/2031	—	21,000	6/20/07	595 bp	38

France Telecom, 7.25%,
1/28/2013	—	90,000	6/20/16	70 bp	(167)

Lear Corp., 8.11%,
5/15/09	—	20,000	6/20/08	860 bp	1,419

Visteon Corp., 7%,
3/10/14	—	25,000	6/20/09	535 bp	(547)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY
Series 6 Index	(237)	22,250	6/20/11	(345 bp)	83

DJ CDX NA HY Series 6
Index 25-35% tranche	—	89,000	6/20/11	74 bp	(379)

DJ CDX NA IG
Series 5 Index	—	1,240,000	12/20/10	(45 bp)	(2,626)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	50,000	12/20/10	(115 bp)	(672)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	55,000	12/20/10	(113 bp)	(695)

Ford Motor Co., 7.45%,
7/16/2031	—	15,000	6/20/07	630 bp	183

Goodrich Corp., 7 5/8%,
12/15/12	—	45,000	9/20/10	49 bp	313

Noble Energy, Inc., 8%,
4/1/27	—	55,000	6/20/13	60 bp	(878)

Visteon Corp., 7%,
3/10/14	—	10,000	6/20/09	545 bp	(7)

Goldman Sachs International
DJ CDX NA HY
Series 6 Index	(60)	22,250	6/20/11	(345 bp)	(94)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	89,000	6/20/11	85 bp	26

One of the underlying
securities in the
basket of BB CMBS
securities	—	414,000	(a)	2.461%	20,758

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated,
Inc., 8.375%, 4/1/2015	—	12,000	6/20/11	365 bp	(449)

Felcor Lodging L.P.,
8 1/2%, 6/1/11	—	35,000	6/20/10	370 bp	2,475

Ford Motor Co., 7.45%,
7/16/2031	—	15,000	6/20/07	635 bp	112

Ford Motor Co., 7.45%,
7/16/2031	—	20,000	6/20/07	665 bp	206

Visteon Corp., 7%,
3/10/14	—	10,000	6/20/09	530 bp	(237)

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY
Series 6 Index	$59	$22,000	6/20/11	(345 bp)	$(211)

DJ CDX NA HY
Series 6 Index	(142)	17,750	6/20/11	(345 bp)	19

DJ CDX NA HY
Series 6 Index	(231)	21,750	6/20/11	(345 bp)	81

DJ CDX NA HY Series 6
Index 25-35% tranche	—	88,000	6/20/11	96 bp	438

DJ CDX NA HY Series 6
Index 25-35% tranche	—	71,000	6/20/11	74 bp	(314)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	87,000	6/20/11	72 bp	(834)

DJ CDX NA IG
Series 5 Index	181	560,000	12/20/10	45 bp	(1,367)

DJ CDX NA IG
Series 4 Index	408	305,000	12/20/10	(45 bp)	(1,054)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	73,000	6/20/12	309 bp	3,668

DJ CDX NA IG Series 4
Index 3-7% tranche	—	58,000	6/20/10	(124.5 bp)	(1,235)

DJ CDX NA IG
Series 5 Index	1,130	620,000	12/20/10	(45 bp)	(2,443)

General Motors,
7 1/8%,7/15/2013	—	45,000	12/20/06	750 bp	296

Hilton Hotels, 7 5/8%,
12/1/2012	—	65,000	6/20/13	94 bp	(1,185)

Merrill Lynch International
DJ CDX NA IG
Series 5 Index	187	290,000	12/20/10	(45 bp)	(801)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	50,000	12/20/12	246 bp	384

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	—	20,000	3/20/11	355 bp	421

DJ CDX NA HY
Series 6 Index	181	22,500	6/20/11	(345 bp)	(337)

DJ CDX NA HY
Series 6 Index	125	23,250	6/20/11	(345 bp)	(285)

DJ CDX NA HY
Series 6 Index	77	14,250	6/20/11	(345 bp)	(176)

DJ CDX NA HY
Series 6 Index	—	22,500	6/20/11	(345 bp)	(156)

DJ CDX NA HY
Series 6 Index	—	22,750	6/20/11	(345 bp)	(157)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	90,000	6/20/11	107.5 bp	897

DJ CDX NA HY Series 6
Index 25-35% tranche	—	93,000	6/20/11	106 bp	869

DJ CDX NA HY Series 6
Index 25-35% tranche	—	57,000	6/20/11	103.5 bp	469

DJ CDX NA HY Series 6
Index 25-35% tranche	—	90,000	6/20/11	885 bp	(233)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	91,000	6/20/11	73 bp	(1,246)

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc. continued
DJ CDX NA HY Series 6
Index 25-35% tranche	$(387)	$22,500	6/20/11	345 bp	$231

DJ CDX NA HY Series 6
Index 25-35% tranche	(242)	90,000	6/20/11	74 bp	(193)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	436,000	6/20/10	(62 bp)	349

DJ CDX NA IG Series 4
Index 3-7% tranche	3,123	116,000	6/20/12	275 bp	535

DJ CDX NA IG Series 4
Index 3-7% tranche	—	73,000	6/20/10	(110.5 bp)	(1,200)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	50,000	12/20/12	248 bp	437

DJ CDX NA IG Series 5
Index 3-7% tranche	—	50,000	12/20/10	(115 bp)	(672)

Lear Corp., 8.11%,
5/15/09	—	20,000	6/20/08	660 bp	854

Lear Corp., 8.11%,
5/15/09	—	20,000	6/20/08	860 bp	1,546

Total					$17,349

* Payments related to the reference debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 231 for Notes to the Portfolios.

Putnam VT Global Equity Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.1%)*

	Shares	Value

Aerospace and Defense (1.3%)
European Aeronautic Defense
and Space Co. (Netherlands)	28,972	$831,934
European Aeronautic Defense and
Space Co. 144A (Netherlands)	72,730	2,088,450
L-3 Communications Holdings, Inc.	64,901	4,894,833
		7,815,217

Airlines (0.3%)
AMR Corp. †	67,000	1,703,140

Automotive (1.9%)
Suzuki Motor Corp. (Japan)	519,100	11,240,354

Banking (16.3%)
ABN AMRO Holding NV (Netherlands)	283,584	7,755,204
Bank of America Corp.	408,556	19,651,544
Bank of Ireland PLC (Ireland)	149,070	2,658,675
Barclays PLC (United Kingdom)	370,738	4,213,048
Credit Agricole SA (France)	358,752	13,645,267
Julius Baer Holding, Ltd. Class B
(Switzerland)	40,945	3,550,550
KBC Groupe SA (Belgium)	62,036	6,654,363
Postal Savings Bank 144A (Greece) †	53,836	1,102,646
Royal Bank of Scotland Group PLC
(United Kingdom)	382,698	12,583,322
Societe Generale (France)	40,558	5,963,141
U.S. Bancorp	206,980	6,391,542
UniCredito Italiano SpA (Italy)	914,276	7,182,902
Washington Mutual, Inc.	88,129	4,016,920
		95,369,124

Basic Materials (2.1%)
Teck Comico, Ltd. Class B (Canada)	202,400	12,193,517

Beverage (0.8%)
InBev NV (Belgium)	98,014	4,805,673

Biotechnology (1.4%)
Amgen, Inc. †	123,900	8,081,997

Broadcasting (0.5%)
British Sky Broadcasting PLC
(United Kingdom)	262,974	2,789,033

Building Materials (0.7%)
Sherwin-Williams Co. (The)	85,106	4,040,833

Chemicals (1.4%)
BASF AG (Germany)	105,737	8,481,492

Communications Equipment (0.6%)
Cisco Systems, Inc. †	183,700	3,587,661

Computers (0.4%)
Autodesk, Inc. †	62,200	2,143,412

COMMON STOCKS (99.1%)* continued

	Shares	Value

Conglomerates (1.9%)
Mitsubishi Corp. (Japan)	396,900	$7,934,528
Vivendi SA (France)	92,031	3,223,929
		11,158,457

Consumer Cyclicals (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	408,000	8,620,472

Consumer Finance (2.4%)
Capital One Financial Corp. (S)	46,500	3,973,425
Countrywide Financial Corp.	271,900	10,353,952
		14,327,377

Consumer Goods (1.8%)
Reckitt Benckiser PLC (United Kingdom)	279,469	10,439,805

Electric Utilities (2.0%)
Iberdrola SA (Spain)	141,089	4,857,695
PG&E Corp. (S)	176,200	6,921,136
		11,778,831

Electronics (2.4%)
Chartered Semiconductor
Manufacturing, Ltd.
(Singapore) †	3,377,000	2,883,586
Hynix Semiconductor, Inc. (South Korea) †	146,880	4,762,294
Hynix Semiconductor, Inc. GDR 144A
(South Korea) †	19,490	610,427
United Microelectronics Corp. (Taiwan)	9,555,000	5,726,152
		13,982,459

Financial (0.6%)
Citigroup, Inc.	71,472	3,447,809

Gaming & Lottery (1.1%)
Sankyo Co., Ltd. (Japan)	102,800	6,538,548

Health Care Services (0.9%)
Cardinal Health, Inc.	81,045	5,213,625

Homebuilding (0.7%)
Barratt Developments PLC (United Kingdom)	229,572	4,024,710

Household Furniture and Appliances (1.1%)
Whirlpool Corp.	75,071	6,204,618

Insurance (4.2%)
ACE, Ltd. (Bermuda)	115,585	5,847,445
Allianz AG (Germany)	71,496	11,284,273
Zurich Financial Services AG (Switzerland) (S)	32,905	7,200,572
		24,332,290

Investment Banking/Brokerage (3.4%)
Credit Suisse Group (Switzerland)	173,539	9,692,225
Goldman Sachs Group, Inc. (The)	13,400	2,015,762
Macquarie Bank, Ltd. (Australia)	160,126	8,205,865
		19,913,852

Putnam VT Global Equity Fund

COMMON STOCKS (99.1%)* continued

	Shares	Value

Lodging/Tourism (0.6%)
Royal Caribbean Cruises, Ltd.	86,900	$3,323,925

Machinery (4.5%)
Cummins, Inc. (S)	88,100	10,770,225
Fanuc, Ltd. (Japan)	96,600	8,688,084
SMC Corp. (Japan)	47,200	6,685,634
		26,143,943

Manufacturing (1.3%)
SKF AB Class B (Sweden)	486,840	7,673,000

Metals (5.4%)
Nucor Corp. (S)	201,300	10,920,525
Phelps Dodge Corp.	114,000	9,366,240
POSCO (South Korea)	24,932	6,690,420
Quanex Corp.	79,400	3,419,758
Zinifex, Ltd. (Australia)	198,983	1,480,802
		31,877,745

Office Equipment & Supplies (1.6%)
Canon, Inc. (Japan)	196,500	9,644,488

Oil & Gas (13.1%)
Chevron Corp.	125,600	7,794,736
Exxon Mobil Corp.	275,143	16,880,023
Frontier Oil Corp. (S)	269,800	8,741,520
Marathon Oil Corp.	201,444	16,780,285
Nippon Mining Holdings, Inc. (Japan)	753,000	6,344,173
Norsk Hydro ASA (Norway)	75,450	2,001,391
Tesoro Corp. (S)	107,500	7,993,700
Valero Energy Corp.	156,700	10,423,684
		76,959,512

Pharmaceuticals (7.3%)
Johnson & Johnson	301,300	18,053,896
Pfizer, Inc.	601,000	14,105,470
Roche Holding AG (Switzerland)	55,811	9,209,931
Serono SA (Switzerland)	1,858	1,281,196
		42,650,493

Publishing (0.9%)
Dai Nippon Printing Co., Ltd. (Japan)	343,000	5,311,549

Railroads (1.0%)
Canadian National Railway Co. (Canada)	133,400	5,850,498

Real Estate (0.2%)
Friedman, Billings, Ramsey Group, Inc.
Class A (R) (S)	108,828	1,193,843

Retail (2.0%)
Marks & Spencer PLC (United Kingdom)	430,422	4,672,399
Supervalu, Inc.	233,400	7,165,380
		11,837,779

COMMON STOCKS (99.1%)* continued

	Shares	Value

Semiconductor (0.3%)
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	922,871	$1,664,885

Software (1.2%)
McAfee, Inc. †	100,472	2,438,455
Microsoft Corp. #	208,901	4,867,393
		7,305,848

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	278,600	7,889,952
Fair Isaac Corp.	39,200	1,423,352
Google, Inc. Class A †	11,200	4,696,496
		14,009,800

Telecommunications (3.8%)
Embarq Corp. †	11,690	479,173
Koninklijke (Royal) KPN NV (Netherlands)	573,741	6,447,710
Sprint Nextel Corp.	495,300	9,901,048
Vodafone Group PLC (United Kingdom)	2,568,560	5,474,419
		22,302,350

Telephone (0.5%)
China Netcom Group Corp. (Hong Kong), Ltd.
(Hong Kong)	1,685,800	2,951,946

Tobacco (1.3%)
Japan Tobacco, Inc. (Japan)	2,140	7,807,349

Total common stocks (cost $532,250,765)		$580,743,259

SHORT-TERM INVESTMENTS (7.4%)*

	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	7,415,991	$7,415,991
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.55% to 5.44%
and due dates ranging from July 3, 2006
to August 14, 2006 (d)	$36,115,245	36,054,516

Total short-term investments
(cost $43,470,507)		$43,470,507

Total investments (cost $575,721,272)		$624,213,766

Putnam VT Global Equity Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Australia				1.6%
Belgium				1.9
Bermuda				2.3
Canada				3.1
France				3.9
Germany				3.4
Hong Kong				0.5
Ireland				0.5
Italy				1.2
Japan				13.4
Netherlands				2.9
Singapore				0.5
South Korea				2.1
Spain				0.8
Sweden				1.3
Switzerland				5.3
Taiwan				1.3
United Kingdom				7.5
United States				46.0
Other				0.5

Total				100.0%

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $80,943,269) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$14,731,940	$14,848,351	7/19/06	$(116,411)
British Pound	30,618,679	30,656,950	9/20/06	(38,271)
Canadian Dollar	21,729,233	21,638,059	7/19/06	91,174
Euro	8,428,185	8,310,226	9/20/06	117,959
Norwegian Krone	5,386,521	5,489,683	9/20/06	(103,162)

Total				$(48,711)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $94,441,319) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,031,986	$12,240,212	7/19/06	$208,226
British Pound	2,871,717	2,865,422	9/20/06	(6,295)
Canadian Dollar	3,235,876	3,258,825	7/19/06	22,949
Euro	8,956,288	8,830,008	9/20/06	(126,280)
Japanese Yen	45,231,225	45,589,275	8/16/06	358,050
Norwegian Krone	2,161,567	2,130,637	9/20/06	(30,930)
Swedish Krona	1,348,689	1,352,369	9/20/06	3,680
Swiss Franc	17,963,298	18,174,571	9/20/06	211,273

Total				$640,673

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro
Stoxx 50 Index (Long)	30	$1,404,559	Sep-06	$94,135
New Financial Times
Stock Exchange 100
Index (Long)	9	969,496	Sep-06	51,234
S&P ASX 200 Index (Long)	4	377,292	Sep-06	14,470
S&P/Tokyo Stock
Exchange 60 Index (Long)	3	354,560	Sep-06	20,171
Tokyo Price Index (Long)	7	973,447	Sep-06	(10,001)

Total				$170,009

See page 231 for Notes to the Portfolios.

Putnam VT Growth and Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.2%)*

	Shares	Value

Aerospace and Defense (2.8%)
Boeing Co. (The)	37,900	$3,104,389
Lockheed Martin Corp.	901,500	64,673,610
United Technologies Corp.	738,000	46,803,960
		114,581,959

Airlines (0.9%)
Southwest Airlines Co.	2,185,350	35,774,180

Automotive (0.9%)
Ford Motor Co. (S)	5,118,000	35,467,740

Banking (10.4%)
Bank of America Corp.	3,652,200	175,670,820
Commerce Bancorp, Inc. (S)	166,800	5,949,756
PNC Financial Services Group	92,700	6,504,759
U.S. Bancorp	2,921,600	90,219,008
Washington Mutual, Inc. (S)	1,761,100	80,270,938
Wells Fargo & Co.	1,045,700	70,145,556
		428,760,837

Beverage (0.5%)
Coca-Cola Enterprises, Inc.	1,130,000	23,018,100

Building Materials (1.5%)
Masco Corp.	1,184,500	35,108,580
Sherwin-Williams Co. (The)	532,000	25,259,360
		60,367,940

Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	762,700	31,728,320
Huntsman Corp. †	152,400	2,639,568
Rohm & Haas Co.	652,870	32,721,844
		67,089,732

Commercial and Consumer Services (0.8%)
Cendant Corp.	1,957,400	31,886,046

Communications Equipment (0.8%)
Cisco Systems, Inc. †	999,200	19,514,376
Corning, Inc. †	556,000	13,449,640
		32,964,016

Computers (3.5%)
Dell, Inc. †	1,020,300	24,905,523
EMC Corp. †	1,485,000	16,290,450
Hewlett-Packard Co.	1,825,310	57,825,821
IBM Corp.	565,200	43,418,664
		142,440,458

Conglomerates (4.4%)
3M Co.	649,800	52,484,346
Textron, Inc.	418,369	38,565,254
Tyco International, Ltd. (Bermuda)	3,351,100	92,155,250
		183,204,850

COMMON STOCKS (99.2%)* continued

	Shares	Value

Consumer Finance (3.6%)
Capital One Financial Corp.	944,800	$80,733,160
Countrywide Financial Corp.	1,737,900	66,179,232
		146,912,392

Consumer Services (0.1%)
Service Corporation International	385,100	3,134,714

Containers (0.2%)
Crown Holdings, Inc. †	200,300	3,118,671
Owens-Illinois, Inc. †	186,560	3,126,746
		6,245,417

Electric Utilities (2.6%)
Constellation Energy Group, Inc.	88,500	4,825,020
Entergy Corp.	444,800	31,469,600
Exelon Corp. (S)	87,300	4,961,259
PG&E Corp.	1,470,700	57,769,096
Sierra Pacific Resources †	467,700	6,547,800
		105,572,775

Electronics (1.6%)
Intel Corp.	3,370,200	63,865,290
Micron Technology, Inc. † (S)	258,735	3,896,549
		67,761,839

Energy (1.1%)
BJ Services Co.	385,000	14,345,100
Pride International, Inc. †	466,000	14,553,180
Rowan Cos., Inc. (S)	186,000	6,619,740
Weatherford International, Ltd. † (S)	207,000	10,271,340
		45,789,360

Financial (6.3%)
Citigroup, Inc.	3,164,000	152,631,360
Fannie Mae	967,100	46,517,510
Freddie Mac	712,500	40,619,625
MGIC Investment Corp. (S)	290,100	18,856,500
		258,624,995

Food (1.1%)
Tyson Foods, Inc. Class A (S)	2,928,494	43,517,421

Forest Products and Packaging (0.4%)
Weyerhaeuser Co. (S)	268,200	16,695,450

Health Care Services (3.4%)
Cardinal Health, Inc.	497,100	31,978,443
CIGNA Corp.	375,800	37,020,058
HCA, Inc.	890,000	38,403,500
WellPoint, Inc. †	435,600	31,698,612
		139,100,613

Homebuilding (0.5%)
Lennar Corp. (S)	473,900	21,026,943

Putnam VT Growth and Income Fund

COMMON STOCKS (99.2%)* continued

	Shares	Value

Household Furniture and Appliances (0.6%)
Whirlpool Corp.	302,500	$25,001,625

Insurance (11.6%)
ACE, Ltd. (Bermuda)	1,068,600	54,060,474
American International Group, Inc.	1,969,700	116,310,785
Axis Capital Holdings, Ltd. (Bermuda) (S)	108,301	3,098,492
Berkshire Hathaway, Inc. Class B †	30,683	93,368,369
Chubb Corp. (The) (S)	1,009,287	50,363,421
Endurance Specialty Holdings, Ltd.
(Bermuda)	283,000	9,056,000
Everest Re Group, Ltd. (Barbados)	424,900	36,783,593
Genworth Financial, Inc. Class A	1,570,990	54,733,292
Prudential Financial, Inc.	523,000	40,637,100
RenaissanceRe Holdings, Ltd. (Bermuda)	374,000	18,124,040
		476,535,566

Investment Banking/Brokerage (2.6%)
Bear Stearns Cos., Inc. (The)	338,000	47,347,040
Goldman Sachs Group, Inc. (The)	17,000	2,557,310
Morgan Stanley	878,900	55,555,269
		105,459,619

Leisure (0.7%)
Brunswick Corp.	924,100	30,726,325

Lodging/Tourism (0.7%)
Royal Caribbean Cruises, Ltd.	764,800	29,253,600

Machinery (3.7%)
Caterpillar, Inc.	503,000	37,463,440
Deere (John) & Co.	474,200	39,590,958
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	662,100	28,324,638
Parker-Hannifin Corp.	629,500	48,849,200
		154,228,236

Medical Technology (2.2%)
Baxter International, Inc.	664,300	24,419,668
Becton, Dickinson and Co.	444,000	27,141,720
Boston Scientific Corp. †	2,232,330	37,592,437
PerkinElmer, Inc.	143,700	3,003,330
		92,157,155

Metals (1.2%)
Alcoa, Inc.	257,100	8,319,756
Freeport-McMoRan Copper & Gold, Inc.
Class B	599,600	33,223,836
Phelps Dodge Corp.	111,000	9,119,760
		50,663,352

Natural Gas Utilities (0.1%)
Southern Union Co. (S)	197,875	5,354,498

Oil & Gas (7.8%)
Apache Corp.	398,000	27,163,500
Chevron Corp.	214,300	13,299,458

COMMON STOCKS (99.2%)* continued

	Shares	Value

Oil & Gas continued
Exxon Mobil Corp. (S)	2,785,400	$170,884,290
Hess Corp.	696,100	36,788,885
Marathon Oil Corp.	113,300	9,437,890
Newfield Exploration Co. †	784,465	38,391,717
Occidental Petroleum Corp.	61,300	6,286,315
Valero Energy Corp.	78,500	5,221,820
XTO Energy, Inc.	280,000	12,395,600
		319,869,475

Pharmaceuticals (3.9%)
Barr Pharmaceuticals, Inc. †	255,000	12,160,950
Mylan Laboratories, Inc.	449,700	8,994,000
Pfizer, Inc.	5,014,000	117,678,580
Teva Pharmaceutical Industries, Ltd.
ADR (Israel) (S)	424,000	13,394,160
Watson Pharmaceuticals, Inc. † (S)	412,000	9,591,360
		161,819,050

Photography/Imaging (0.1%)
Xerox Corp. † (S)	349,700	4,864,327

Publishing (0.2%)
R. R. Donnelley & Sons Co.	283,800	9,067,410

Railroads (0.2%)
Norfolk Southern Corp.	117,500	6,253,350

Regional Bells (0.9%)
Verizon Communications, Inc.	1,070,000	35,834,300

Restaurants (1.8%)
McDonald’s Corp.	1,327,800	44,614,080
Yum! Brands, Inc.	588,000	29,558,760
		74,172,840

Retail (5.3%)
Expedia, Inc. †	655,000	9,805,350
Foot Locker, Inc.	126,900	3,107,781
Gap, Inc. (The) (S)	1,886,800	32,830,320
Home Depot, Inc. (The)	2,132,900	76,336,491
OfficeMax, Inc.	70,050	2,854,538
Ross Stores, Inc.	1,042,000	29,228,100
Staples, Inc.	765,000	18,604,800
Supervalu, Inc.	200,000	6,140,000
Wal-Mart Stores, Inc.	800,500	38,560,085
		217,467,465

Software (2.3%)
Adobe Systems, Inc. †	687,000	20,857,320
McAfee, Inc. †	968,000	23,493,360
Oracle Corp. †	1,767,300	25,608,177
Symantec Corp. †	1,586,000	24,646,440
		94,605,297

Technology Services (0.6%)
VeriSign, Inc. †	1,054,000	24,421,180

Putnam VT Growth and Income Fund

COMMON STOCKS (99.2%)* continued

		Shares	Value

Telecommunications (2.4%)
Embarq Corp. †		20,430	$837,426
Sprint Nextel Corp. (S)		2,919,800	58,366,800
Vodafone Group PLC (United Kingdom)		18,407,000	39,231,175
			98,435,401

Tobacco (0.4%)
Altria Group, Inc.		238,500	17,513,055

Toys (0.1%)
Mattel, Inc.		275,000	4,540,250

Waste Management (0.8%)
Waste Management, Inc.		897,200	32,191,536

Total common stocks (cost $3,408,721,279)			$4,080,372,689

WARRANTS (—%)* † (cost $—)

	Expiration	Strike
	date	price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	118,992	$1,505,249

SHORT-TERM INVESTMENTS (2.2%)*

		Principal amount/shares	Value

Putnam Prime Money Market Fund (e)		10,611,966	$10,611,966
Short-term investments held as collateral
for loaned securities with yields ranging
from 4.60% to 5.44% and due dates ranging
from July 3, 2006 to August 14, 2006 (d)		$81,684,624	81,523,323

Total short-term investments
(cost $92,135,289)			$92,135,289

Total investments (cost $3,500,856,568)			$4,174,013,227

See page 231 for Notes to the Portfolios.

Putnam VT Growth Opportunities Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (100.1%)*

	Shares	Value

Aerospace and Defense (1.2%)
L-3 Communications Holdings, Inc.	3,701	$279,129
Lockheed Martin Corp.	5,001	358,772
		637,901

Airlines (2.0%)
JetBlue Airways Corp. †	30,200	366,628
Southwest Airlines Co.	39,300	643,341
		1,009,969

Banking (8.4%)
Bank of America Corp.	26,920	1,294,852
Commerce Bancorp, Inc.	21,400	763,338
U.S. Bancorp	27,100	836,848
Washington Mutual, Inc.	14,100	642,678
Wells Fargo & Co.	11,900	798,252
		4,335,968

Biotechnology (2.9%)
Amgen, Inc. †	9,400	613,162
Biogen Idec, Inc. †	8,200	379,906
Genentech, Inc. †	2,400	196,320
Genzyme Corp. †	4,700	286,935
		1,476,323

Broadcasting (0.6%)
XM Satellite Radio Holdings, Inc. Class A †	19,500	285,675

Building Materials (0.9%)
Sherwin-Williams Co. (The)	10,100	479,548

Communications Equipment (4.0%)
Cisco Systems, Inc. †	43,100	841,743
Corning, Inc. †	20,800	503,152
Qualcomm, Inc.	17,600	705,232
		2,050,127

Computers (6.5%)
Apple Computer, Inc. †	15,000	856,800
Autodesk, Inc. †	12,700	437,642
Dell, Inc. †	53,100	1,296,171
EMC Corp. †	68,100	747,057
		3,337,670

Conglomerates (0.8%)
Danaher Corp.	6,300	405,216

Consumer Finance (4.5%)
Capital One Financial Corp.	14,500	1,239,025
Countrywide Financial Corp.	28,500	1,085,280
		2,324,305

Containers (0.6%)
Ball Corp.	8,600	318,544

COMMON STOCKS (100.1%)* continued

	Shares	Value

Electronics (0.8%)
Freescale Semiconductor, Inc. Class B †	7,900	$232,260
Microchip Technology, Inc.	6,000	201,300
		433,560

Financial (5.1%)
American Express Co.	10,700	569,454
Chicago Mercantile Exchange
Holdings, Inc. (The)	500	245,575
Citigroup, Inc.	31,200	1,505,095
Moody’s Corp.	5,700	310,422
		2,630,546

Health Care Services (7.1%)
Cardinal Health, Inc.	6,000	385,980
Community Health Systems, Inc. †	7,200	264,600
Coventry Health Care, Inc. †	6,200	340,628
Express Scripts, Inc. †	4,800	344,352
HCA, Inc.	12,000	517,800
UnitedHealth Group, Inc.	21,100	944,858
WellPoint, Inc. †	11,400	829,578
		3,627,796

Homebuilding (0.9%)
NVR, Inc. †	970	476,513

Insurance (5.0%)
ACE, Ltd. (Bermuda)	10,600	536,254
American International Group, Inc.	16,200	956,610
Everest Re Group, Ltd. (Barbados)	5,900	510,763
Prudential Financial, Inc.	7,100	551,670
		2,555,297

Investment Banking/Brokerage (4.6%)
Bear Stearns Cos., Inc. (The)	6,100	854,488
Goldman Sachs Group, Inc. (The)	7,000	1,053,010
Janus Capital Group, Inc.	25,700	460,030
		2,367,528

Leisure (0.7%)
Harley-Davidson, Inc.	7,000	384,230

Lodging/Tourism (2.5%)
Las Vegas Sands Corp. †	10,800	840,888
Royal Caribbean Cruises, Ltd.	12,200	466,650
		1,307,538

Machinery (3.1%)
Caterpillar, Inc.	11,400	849,072
Deere (John) & Co.	4,000	333,960
Parker-Hannifin Corp.	5,000	388,000
		1,571,032

Putnam VT Growth Opportunities Fund

COMMON STOCKS (100.1%)* continued

	Shares	Value

Manufacturing (0.8%)
Illinois Tool Works, Inc.	8,900	$422,750

Medical Technology (3.2%)
Becton, Dickinson and Co.	5,000	305,650
Boston Scientific Corp. †	25,700	432,788
Medtronic, Inc.	10,300	483,276
St. Jude Medical, Inc. †	12,300	398,766
		1,620,480

Oil & Gas (7.4%)
Apache Corp.	8,190	558,968
Devon Energy Corp.	9,200	555,772
EOG Resources, Inc.	8,100	561,654
Hess Corp.	10,500	554,925
Marathon Oil Corp.	6,300	524,790
Occidental Petroleum Corp.	5,600	574,280
Valero Energy Corp.	7,400	492,248
		3,822,637

Pharmaceuticals (1.7%)
Barr Pharmaceuticals, Inc. †	5,800	276,602
Hospira, Inc. †	6,200	266,228
Teva Pharmaceutical Industries, Ltd.
ADR (Israel)	9,700	306,423
		849,253

Power Producers (0.6%)
AES Corp. (The) †	16,500	304,425

Publishing (0.7%)
McGraw-Hill Cos., Inc. (The)	7,200	361,656

Real Estate (0.1%)
CB Richard Ellis Group, Inc. Class A †	2,043	50,871

Restaurants (1.7%)
Starbucks Corp. †	11,000	415,360
Yum! Brands, Inc.	9,600	482,592
		897,952

Retail (9.0%)
Abercrombie & Fitch Co. Class A	6,200	343,666
Bed Bath & Beyond, Inc. †	9,800	325,066
Best Buy Co., Inc.	6,550	359,202
CVS Corp.	13,000	399,100
Home Depot, Inc. (The)	27,400	980,646
Lowe’s Cos., Inc.	12,600	764,442
Ross Stores, Inc.	10,800	302,940
Staples, Inc.	29,500	717,440
Whole Foods Market, Inc.	7,000	452,480
		4,644,982

Semiconductor (0.8%)
Applied Materials, Inc.	24,600	400,488

COMMON STOCKS (100.1%)* continued

	Shares	Value

Software (3.1%)
Adobe Systems, Inc. †	15,900	$482,724
McAfee, Inc. †	11,600	281,532
Oracle Corp. †	41,800	605,682
Red Hat, Inc. †	8,400	196,560
		1,566,498

Technology Services (6.7%)
Accenture, Ltd. Class A (Bermuda)	15,400	436,128
Automatic Data Processing, Inc.	9,000	408,150
eBay, Inc. †	31,200	913,848
Fair Isaac Corp.	7,300	265,063
Google, Inc. Class A †	1,400	587,062
Yahoo!, Inc. †	25,200	831,600
		3,441,851

Telecommunications (1.3%)
Sprint Nextel Corp.	33,800	675,662

Transportation Services (0.8%)
United Parcel Service, Inc. Class B	4,700	386,951

Total common stocks (cost $47,718,594)		$51,461,742

SHORT-TERM INVESTMENTS (0.1%)* (cost $76,339)

	Shares	Value

Putnam Prime Money Market Fund (e)	76,339	$76,339

Total investments (cost $47,794,933)		$51,538,081

See page 231 for Notes to the Portfolios.

Putnam VT Health Sciences Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.2%)*

	Shares	Value

Biotechnology (19.4%)
Amgen, Inc. †	314,400	$20,508,312
Amylin Pharmaceuticals, Inc. † (S)	78,800	3,890,356
Basilea Pharmaceutical 144A
(Switzerland) †	5,000	724,667
Biogen Idec, Inc. †	161,300	7,473,029
Genentech, Inc. † (S)	184,000	15,051,200
Genzyme Corp. †	90,200	5,506,710
Idenix Pharmaceuticals, Inc. † (S)	77,900	732,260
MedImmune, Inc. †	199,600	5,409,160
Neurocrine Biosciences, Inc. † (S)	32,500	344,500
		59,640,194

Health Care Services (16.9%)
Cardinal Health, Inc.	120,004	7,719,857
Caremark Rx, Inc.	65,500	3,266,485
Charles River Laboratories
International, Inc. † (S)	43,500	1,600,800
CIGNA Corp.	41,000	4,038,910
Community Health Systems, Inc. †	101,500	3,730,125
Coventry Health Care, Inc. † (S)	52,650	2,892,591
HCA, Inc. (S)	107,400	4,634,310
Health Management Associates, Inc.
Class A	162,200	3,196,962
Lincare Holdings, Inc. †	77,500	2,932,600
Medco Health Solutions, Inc. †	39,900	2,285,472
Omnicare, Inc. (S)	51,100	2,423,162
Triad Hospitals, Inc. † (S)	86,500	3,423,670
UnitedHealth Group, Inc.	31,800	1,424,004
WellPoint, Inc. †	116,900	8,506,813
		52,075,761

Medical Technology (17.2%)
Baxter International, Inc.	139,900	5,142,724
Beckman Coulter, Inc.	24,200	1,344,310
Becton, Dickinson and Co.	78,800	4,817,044
Boston Scientific Corp. †	510,686	8,599,952
Edwards Lifesciences Corp. †	46,800	2,126,124
Medtronic, Inc.	288,700	13,545,804
Nobel Biocare Holding AG
(Switzerland)	21,580	5,114,391
PerkinElmer, Inc. (S)	72,500	1,515,250
Respironics, Inc. †	23,200	793,904
St. Jude Medical, Inc. †	191,600	6,211,672
Synthes, Inc. (Switzerland)	30,300	3,649,261
		52,860,436

Pharmaceuticals (45.7%)
Abbott Laboratories	214,100	9,336,901
Astellas Pharma, Inc. (Japan)	148,200	5,445,669
Barr Pharmaceuticals, Inc. †	115,500	5,508,195
Cephalon, Inc. † (S)	26,000	1,562,600

COMMON STOCKS (99.2%)* continued

	Shares	Value

Pharmaceuticals continued
Daiichi Sankyo Co., Ltd. (Japan)	267,900	$7,383,071
Eli Lilly Co.	187,000	10,335,490
GlaxoSmithKline PLC ADR
(United Kingdom)	178,100	9,937,980
Johnson & Johnson	369,700	22,152,424
Mylan Laboratories, Inc.	214,900	4,298,000
Novartis AG (Switzerland)	255,059	13,786,973
Par Pharmaceutical Cos., Inc. † (S)	44,200	815,932
Pfizer, Inc.	506,000	11,875,820
Roche Holding AG (Switzerland)	118,000	19,472,361
Teva Pharmaceutical Industries,
Ltd. ADR (Israel) (S)	130,300	4,116,177
Wyeth	324,500	14,411,046
		140,438,639

Total common stocks (cost $256,649,760)		$305,015,030

SHORT-TERM INVESTMENTS (4.2%)*

	Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60%
to 5.44% and due dates ranging from
July 3, 2006 to August 14, 2006 (d)	$11,351,262	$11,328,847
Putnam Prime Money Market Fund (e)	1,434,593	1,434,593

Total short-term investments
(cost $12,763,440)		$12,763,440

Total investments (cost $269,413,200)		$317,778,470

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Israel		1.3%
Japan		4.2
Switzerland		14.0
United Kingdom		3.2
United States		77.3

Total		100.0%

Putnam VT Health Sciences Fund

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $29,379,278) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$884,292	$869,018	7/19/06	$15,274
British Pound	12,566,563	12,668,372	9/20/06	(101,809)
Canadian Dollar	741,300	719,357	7/19/06	21,943
Danish Krone	1,719,126	1,741,354	9/20/06	(22,228)
Euro	13,206,432	13,381,177	9/20/06	(174,745)

Total				$(261,565)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $23,194,790) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Swiss Franc	$20,959,872	$21,335,133	9/20/06	$375,261
Euro	1,184,987	1,166,754	9/20/06	(18,233)
Japanese Yen	695,678	692,903	8/16/06	(2,775)

Total				$354,253

See page 231 for Notes to the Portfolios.

Putnam VT High Yield Fund

The fund’s portfolio
6/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (86.2%)*

		Principal amount	Value

Advertising and Marketing Services (0.6%)
Affinion Group, Inc. bonds 144A
11 1/2s, 2015		$925,000	$906,500
Affinion Group, Inc. 144A company
guaranty 10 1/8s, 2013		1,355,000	1,361,775
Lamar Media Corp. company guaranty
7 1/4s, 2013		1,035,000	1,011,713
			3,279,988

Automotive (5.1%)
ArvinMeritor, Inc. sr. unsecd. notes
8 1/8s, 2015		1,495,000	1,382,875
Ford Motor Co. notes 7.45s, 2031		2,330,000	1,683,425
Ford Motor Credit Corp. bonds
7 3/8s, 2011		615,000	550,681
Ford Motor Credit Corp. notes
7 7/8s, 2010		3,945,000	3,639,230
Ford Motor Credit Corp. notes
7 3/8s, 2009		2,540,000	2,348,327
Ford Motor Credit Corp. 144A sr.
unsecd. notes 9 3/4s, 2010		1,256,000	1,223,827
General Motors Acceptance Corp.
notes 7 3/4s, 2010		4,025,000	4,004,242
General Motors Acceptance Corp.
notes 6 7/8s, 2012		3,685,000	3,471,892
General Motors Acceptance Corp.
notes 6 3/4s, 2014		2,580,000	2,396,355
General Motors Acceptance Corp.
notes 5 1/8s, 2008		905,000	866,995
General Motors Acceptance Corp.
sr. unsub. notes 5.85s, 2009		1,930,000	1,850,105
Lear Corp. sr. notes 8 1/8s, 2008	EUR	220,000	286,895
Meritor Automotive, Inc. notes
6.8s, 2009		$134,000	129,645
Tenneco Automotive, Inc.
company guaranty 8 5/8s, 2014		1,355,000	1,351,612
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013		1,725,000	1,891,030
TRW Automotive Inc. sr. notes
9 3/8s, 2013		885,000	940,312
TRW Automotive Inc. sr. sub. notes
11s, 2013		2,030,000	2,217,775
			30,235,223

Basic Materials (9.5%)
Abitibi-Consolidated, Inc. debs. 8.85s,
2030 (Canada)		410,000	346,450
Abitibi-Consolidated, Inc. notes
7 3/4s, 2011 (Canada)		385,000	353,238
Abitibi-Consolidated, Inc. notes 6s,
2013 (Canada)		810,000	656,100
AK Steel Corp. company guaranty
7 3/4s, 2012		2,610,000	2,557,800
BCP Crystal US Holdings Corp.
sr. sub. notes 9 5/8s, 2014		1,025,000	1,112,125

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Basic Materials continued
Boise Cascade, LLC company guaranty
7 1/8s, 2014		$945,000	$836,325
Builders FirstSource Inc. company
guaranty FRB 9.42s, 2012		550,000	563,750
Century Aluminum Co. company
guaranty 7 1/2s, 2014		625,000	625,000
Chaparral Steel Co. company guaranty
10s, 2013		2,190,000	2,387,100
Chesapeake Corp. sr. sub. notes
7s, 2014	EUR	177,000	199,930
Cognis Holding GMBH & Co.
144A sr. notes 11.644s,
2015 (Germany)	EUR	690,000	895,396
Cognis Holding GmbH & Co.
144A sr. notes 9 1/2s,
2014 (Germany)	EUR	525,000	742,025
Compass Minerals International, Inc.
sr. disc. notes stepped-coupon Ser. B,
zero % (12s, 6/1/08), 2013 ††		$535,000	486,850
Compass Minerals International, Inc.
sr. notes stepped-coupon zero %
(12 3/4s, 12/15/07), 2012 ††		2,275,000	2,161,250
Covalence Specialty Materials Corp.
144A sr. sub. notes 10 1/4s, 2016		2,635,000	2,529,600
Crystal US Holdings, LLC sr. disc.
notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 ††		2,055,000	1,628,587
Equistar Chemicals LP/Equistar Funding
Corp. company guaranty 10 1/8s, 2008		3,230,000	3,415,725
Georgia-Pacific Corp. debs. 9 1/2s, 2011		680,000	710,600
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		1,470,000	1,576,575
Graphic Packaging International Corp
sr. notes 8 1/2s, 2011		115,000	114,712
Hercules, Inc. company guaranty
6 3/4s, 2029		1,480,000	1,398,600
Huntsman International, LLC company
guaranty 10 1/8s, 2009		1,465,000	1,490,637
Huntsman, LLC company guaranty
11 5/8s, 2010		519,000	573,495
Huntsman, LLC company guaranty
11 1/2s, 2012		408,000	455,940
Ineos Group Holdings PLC 144A bonds
7 7/8s, 2016
(United Kingdom)	EUR	515,000	607,398
Innophos, Inc. company guaranty
8 7/8s, 2014		$2,120,000	2,088,200
Invista 144A notes 9 1/4s, 2012		405,000	425,250
Jefferson Smurfit Corp. company
guaranty 7 1/2s, 2013		800,000	716,000
JSG Holding PLC 144A sr. notes
11 1/2s, 2015 (Ireland) ‡‡	EUR	434,966	562,498
MDP Acquisitions PLC sr. notes
9 5/8s, 2012 (Ireland)		$2,560,000	2,636,800

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Basic Materials continued
MDP Acquisitions PLC sr. notes Ser.
EUR, 10 1/8s, 2012 (Ireland)	EUR	70,000	$97,280
Metals USA, Inc. 144A sec. notes
11 1/8s, 2015		$1,035,000	1,133,325
Nalco Co. sr. notes 7 3/4s, 2011		600,000	598,500
Nalco Co. sr. sub. notes 9s, 2013	EUR	675,000	902,685
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,545,000	1,556,587
Nell AF S.a.r.l. 144A sr. notes 8 3/8s,
2015 (Luxembourg)		880,000	845,900
Nell AF S.a.r.l. 144A sr. notes 8 3/8s,
2015 (Luxembourg)	EUR	270,000	348,646
NewPage Corp. sec. notes 10s, 2012		$1,350,000	1,397,250
Norske Skog Canada, Ltd. sr. notes
7 3/8s, 2014 (Canada)		1,095,000	980,025
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		3,905,000	3,748,800
PCI Chemicals Canada sec. sr. notes
10s, 2008 (Canada)		316,735	329,404
PQ Corp. company guaranty
7 1/2s, 2013		2,345,000	2,204,300
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	800,000	1,045,302
Steel Dynamics, Inc. company
guaranty 9 1/2s, 2009		$1,125,000	1,164,375
Sterling Chemicals, Inc. sec. notes
10s, 2007		289,803	276,762
Stone Container Corp. sr. notes
9 3/4s, 2011		2,315,000	2,381,556
Stone Container Finance company
guaranty 7 3/8s, 2014 (Canada)		325,000	287,625
United States Steel, LLC sr. notes
10 3/4s, 2008		1,044,000	1,122,300
Wheeling-Pittsburgh Steel Corp.
sr. notes Ser. B, 6s, 2010 ‡‡		97,382	72,793
Wheeling-Pittsburgh Steel Corp.
sr. notes Ser. A, 5s, 2011 ‡‡		176,127	131,655
			55,479,026

Beverage (0.1%)
Constellation Brands, Inc. company
guaranty Ser. B, 8s, 2008		685,000	698,700
Constellation Brands, Inc. sr. sub.
notes Ser. B, 8 1/8s, 2012		70,000	72,275
			770,975

Broadcasting (3.1%)
British Sky Broadcasting PLC company
guaranty 8.2s, 2009 (United Kingdom)		770,000	817,716
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015		2,690,000	2,481,525
DirecTV Holdings, LLC sr. notes
8 3/8s, 2013		974,000	1,020,265
Echostar DBS Corp. company guaranty
6 5/8s, 2014		1,630,000	1,532,200
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,546,950

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Broadcasting continued
Gray Television, Inc. company guaranty
9 1/4s, 2011	$595,000	$618,800
LIN Television Corp. company guaranty
Ser. B, 6 1/2s, 2013	700,000	638,750
LIN Television Corp. sr. sub. notes
6 1/2s, 2013	175,000	159,688
Paxson Communications Corp. 144A
sec. notes FRN 11.318s, 2013	680,000	681,700
Paxson Communications Corp. 144A
sr. sec. notes FRN 8.318s, 2012	820,000	828,200
Radio One, Inc. company guaranty
6 3/8s, 2013	790,000	722,850
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	2,565,000	2,693,250
Sirius Satellite Radio, Inc. sr. unsecd.
notes 9 5/8s, 2013	1,265,000	1,185,938
Young Broadcasting, Inc. company
guaranty 10s, 2011	1,732,000	1,541,480
Young Broadcasting, Inc. sr. sub.
notes 8 3/4s, 2014	735,000	613,725
		18,083,037

Building Materials (1.9%)
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	2,425,000	2,412,875
Building Materials Corp. company
guaranty 8s, 2008	640,000	643,200
Goodman Global Holding Co., Inc.
sr. notes FRN Ser. B, 8.329s, 2012	230,000	230,575
Goodman Global Holding Co., Inc.
sr. sub. notes 7 7/8s, 2012	845,000	806,975
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	1,870,000	1,353,413
Owens Corning bonds 7 1/2s, 2018
(In default) †	990,000	866,250
Owens Corning notes 7 1/2s, 2005
(In default) † ***	1,245,000	1,083,150
Ply Gem Industries, Inc. sr. sub. notes
9s, 2012	270,000	245,700
Texas Industries, Inc. sr. unsecd. notes
7 1/4s, 2013	895,000	886,050
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	2,610,000	2,525,175
		11,053,363

Cable Television (2.2%)
Adelphia Communications Corp. sr. notes
10 7/8s, 2010 (In default) †	290,000	158,050
Adelphia Communications Corp. sr. notes
10 1/4s, 2006 (In default) †	130,000	69,550
Adelphia Communications Corp. sr. notes
9 3/8s, 2009 (In default) †	80,000	44,800
Adelphia Communications Corp. sr. notes
7 7/8s, 2009 (In default) †	140,000	74,900

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Cable Television continued
Adelphia Communications Corp. sr. notes
Ser. B, 9 7/8s, 2007 (In default) †		$755,000	$415,250
Atlantic Broadband Finance, LLC
company guaranty 9 3/8s, 2014		865,000	813,100
Cablevision Systems Corp. sr. notes Ser. B,
8s, 2012		425,000	419,156
CCH I Holdings LLC company guaranty
stepped-coupon zero % (12 1/8s, 11/15/07),
2015 ††		95,000	50,350
CCH I LLC secd. notes 11s, 2015		5,789,000	5,065,375
CCH II, LLC/Capital Corp., sr. notes
Ser. B, 10 1/4s, 2010		1,275,000	1,271,813
CCH, LLC/Capital Corp., sr. notes
10 1/4s, 2010		1,200,000	1,203,000
CSC Holdings, Inc. debs. 7 5/8s, 2018		355,000	351,450
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011		1,450,000	1,450,000
CSC Holdings, Inc. 144A sr. notes
7 1/4s, 2012		1,495,000	1,442,675
			12,829,469

Capital Goods (8.6%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		2,190,000	2,107,875
Allied Waste North America, Inc.
company guaranty Ser. B, 8 1/2s, 2008		2,510,000	2,597,850
Amsted Industries, Inc. 144A sr. notes
10 1/4s, 2011		2,015,000	2,156,050
Argo-Tech Corp. sr. notes 9 1/4s, 2011		1,160,000	1,194,800
Berry Plastics Corp. company guaranty
10 3/4s, 2012		225,000	243,563
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,855,000	1,845,725
Browning-Ferris Industries, Inc. sr. notes
6 3/8s, 2008		950,000	945,250
Crown Americas, LLC/Crown Americas
Capital Corp. 144A sr. notes
7 5/8s, 2013		2,215,000	2,176,238
Crown Cork & Seal Co. Inc. debs.
8s, 2023		1,655,000	1,526,738
Crown Euro Holdings SA company
guaranty 6 1/4s, 2011 (France)	EUR	607,000	804,763
Decrane Aircraft Holdings Co.
company guaranty zero %, 2008
(acquired 7/23/04, cost $1,082,547) ‡		$3,300,000	2,310,000
Earle M. Jorgensen Co. sec. notes
9 3/4s, 2012		2,930,000	3,120,450
Graham Packaging Co., Inc. company
guaranty 8 1/2s, 2012		515,000	504,700
Graham Packaging Co., Inc. sub. notes
9 7/8s, 2014		1,660,000	1,643,400
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		1,545,000	1,577,831
Invensys PLC 144A notes 9 7/8s, 2011
(United Kingdom)		445,000	482,825

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Capital Goods continued
K&F Acquisitions, Inc. company
guaranty 7 3/4s, 2014		$1,135,000	$1,117,975
L-3 Communications Corp. company
guaranty 7 5/8s, 2012		640,000	649,600
L-3 Communications Corp. company
guaranty 6 1/8s, 2013		1,755,000	1,671,638
L-3 Communications Corp. sr. sub. notes
Class B, 6 3/8s, 2015		1,510,000	1,442,050
Legrand SA debs. 8 1/2s, 2025 (France)		2,580,000	2,947,650
Manitowoc Co., Inc. (The) company
guaranty 10 1/2s, 2012		1,047,000	1,128,143
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013		1,130,000	1,107,400
Milacron Escrow Corp. sec. notes
11 1/2s, 2011		930,000	862,575
Mueller Group, Inc. sr. sub. notes
10s, 2012		834,000	896,550
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014	EUR	1,200,000	1,521,159
Owens-Brockway Glass company
guaranty 8 7/8s, 2009		$545,000	559,988
Owens-Brockway Glass company
guaranty 8 1/4s, 2013		1,635,000	1,639,088
Owens-Brockway Glass company
guaranty 7 3/4s, 2011		525,000	528,938
Owens-Brockway Glass sr. sec.
notes 8 3/4s, 2012		905,000	942,331
Owens-Illinois, Inc. debs. 7 1/2s, 2010		395,000	386,113
Ray Acquisition SCA sr. notes 9 3/8s,
2015 (France)	EUR	1,475,000	1,973,477
Siebe PLC 144A sr. unsub. 6 1/2s,
2010 (United Kingdom)		$575,000	589,050
Solo Cup Co. sr. sub. notes
8 1/2s, 2014		1,205,000	1,042,325
TD Funding Corp. 144A sr. sub.
notes 7 3/4s, 2014		340,000	338,300
Tekni-Plex, Inc. 144A sec. notes
10 7/8s, 2012		1,500,000	1,657,500
Terex Corp. company guaranty
9 1/4s, 2011		360,000	382,500
Terex Corp. company guaranty
7 3/8s, 2014		162,000	161,190
Terex Corp. company guaranty
Ser. B, 10 3/8s, 2011		855,000	902,025
WCA Waste Corp 144A sr. notes
9 1/4s, 2014		670,000	676,700
			50,362,323

Commercial and Consumer Services (0.1%)
iPayment, Inc. 144A sr. sub. notes
9 3/4s, 2014		510,000	507,450

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Communication Services (6.9%)
American Cellular Corp. company
guaranty 9 1/2s, 2009	$385,000	$393,663
American Cellular Corp. sr. notes
Ser. B, 10s, 2011	865,000	910,413
American Tower Corp. sr. notes
7 1/2s, 2012	735,000	742,350
American Towers, Inc. company guaranty
7 1/4s, 2011	570,000	582,825
Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013	715,000	752,538
Centennial Communications Corp.
sr. notes 10s, 2013	380,000	376,200
Centennial Communications Corp.
sr. notes FRN 10.74s, 2013	885,000	902,700
Cincinnati Bell Telephone company
guaranty 6.3s, 2028	290,000	250,850
Cincinnati Bell, Inc. company guaranty
7s, 2015	520,000	490,100
Citizens Communications Co. notes
9 1/4s, 2011	1,840,000	1,978,000
Citizens Communications Co. sr. notes
6 1/4s, 2013	1,595,000	1,507,275
Digicel, Ltd. 144A sr. notes 9 1/4s,
2012 (Jamaica)	1,415,000	1,478,675
Dobson Cellular Systems sec. notes
9 7/8s, 2012	1,175,000	1,239,625
Dobson Communications Corp.
sr. notes 8 7/8s, 2013	600,000	588,000
Dobson Communications Corp.
sr. notes FRN 9.318s, 2012	530,000	533,975
Eircom Funding company guaranty
Ser. US$, 8 1/4s, 2013 (Ireland)	505,000	535,300
Horizon PCS, Inc. company guaranty
11 3/8s, 2012	250,000	280,938
Inmarsat Finance PLC company
guaranty 7 5/8s, 2012
(United Kingdom)	739,000	757,475
Inmarsat Finance PLC company
guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012
(United Kingdom) ††	2,134,000	1,816,568
Intelsat Bermuda, Ltd. 144A
sr. notes 11 1/4s, 2016 (Bermuda)	2,665,000	2,731,625
Intelsat Subsidiary Holding Co. Ltd.
company guaranty 8 7/8s,
2015 (Bermuda)	85,000	85,213
Intelsat Subsidiary Holding Co. Ltd.
sr. notes 8 1/2s, 2013 (Bermuda)	745,000	739,413
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	646,700
IWO Holdings, Inc. sec. FRN
8.818s, 2012	195,000	201,825
Madison River Capital Corp.
sr. notes 13 1/4s, 2010	343,000	358,435

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Communication Services continued
Nordic Telephone Co Holdings ApS 144A
sr. notes 8 7/8s, 2016 (Denmark)	$260,000	$267,150
PanAmSat Corp. company guaranty
9s, 2014	700,000	710,500
Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014	3,610,000	3,519,750
Qwest Corp. debs. 7 1/4s, 2025	555,000	518,925
Qwest Corp. notes 8 7/8s, 2012	3,340,000	3,523,700
Qwest Corp. sr. notes 7 5/8s, 2015	1,075,000	1,061,563
Rogers Cantel, Inc. debs. 9 3/4s,
2016 (Canada)	745,000	858,613
Rogers Wireless, Inc. sec. notes
7 1/2s, 2015 (Canada)	630,000	644,175
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	600,000	567,750
Rogers Wireless, Inc. sr. sub. notes 8s,
2012 (Canada)	790,000	807,775
Rural Cellular Corp. sr. notes
9 7/8s, 2010	405,000	416,644
Rural Cellular Corp. sr. sub. notes
9 3/4s, 2010	1,190,000	1,185,538
Rural Cellular Corp. 144A sr. sub.
notes FRN 10.899s, 2012	330,000	338,663
Syniverse Technologies, Inc. sr. sub.
notes Ser. B, 7 3/4s, 2013	1,165,000	1,132,963
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014	840,000	861,000
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty 7 3/4s, 2015	570,000	588,525
Windstream Corp 144A sr. notes
8 5/8s, 2016	1,415,000	1,380,290
Windstream Corp 144A sr. notes
8 1/8s, 2013	1,065,000	1,065,000
		40,329,205

Consumer (1.0%)
Jostens IH Corp. company guaranty
7 5/8s, 2012	3,560,000	3,453,200
Samsonite Corp. sr. sub. notes
8 7/8s, 2011	2,180,000	2,261,750
		5,714,950

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company
guaranty 6s, 2012	1,035,000	957,375
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	1,290,000	1,267,425
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	1,805,000	1,879,456
Playtex Products, Inc. sec. notes
8s, 2011	2,120,000	2,194,200
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	1,408,000	1,379,840

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Consumer Goods continued
Remington Arms Co., Inc. company
guaranty 10 1/2s, 2011	$1,175,000	$1,010,500
Scotts Co. (The) sr. sub. notes
6 5/8s, 2013	480,000	460,800
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	2,270,000	1,844,375
Spectrum Brands, Inc. sr. sub. notes
8 1/2s, 2013	1,100,000	940,500
		11,934,471

Consumer Services (0.9%)
Ashtead Holdings PLC 144A sr. notes
8 5/8s, 2015 (United Kingdom)	525,000	530,250
Brand Services, Inc. company guaranty
12s, 2012	1,870,000	2,113,100
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	610,000	576,450
United Rentals NA, Inc. sr. sub. notes
7 3/4s, 2013	162,000	153,900
United Rentals NA, Inc. sr. sub. notes
7s, 2014	1,960,000	1,790,950
		5,164,650

Energy (8.8%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	2,740,000	2,623,550
Bluewater Finance, Ltd. company
guaranty 10 1/4s, 2012 (Cayman Islands)	1,205,000	1,220,063
Chaparral Energy, Inc. 144A sr. notes
8 1/2s, 2015	950,000	945,250
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)	1,920,000	1,843,200
Chesapeake Energy Corp. company
guaranty 7 3/4s, 2015	514,000	515,285
Chesapeake Energy Corp. sr. notes
7 1/2s, 2014	500,000	498,750
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	1,395,000	1,398,488
Chesapeake Energy Corp. sr. notes
7s, 2014	625,000	604,688
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	1,265,000	1,189,100
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	1,000,000	933,750
Denbury Resources, Inc. sr. sub.
notes 7 1/2s, 2015	665,000	661,675
Dresser, Inc. company guaranty
9 7/8s, 2011	1,260,000	1,278,900
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	612,000	584,460
Encore Acquisition Co. sr. sub.
notes 6 1/4s, 2014	495,000	455,400
Encore Acquisition Co. sr. sub.
notes 6s, 2015	1,643,000	1,478,700

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Energy continued
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	$2,470,000	$2,371,200
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,242,338
Forest Oil Corp. sr. notes 8s, 2008	295,000	300,900
Hanover Compressor Co. sr. notes
9s, 2014	730,000	762,850
Hanover Compressor Co. sr. notes
8 5/8s, 2010	495,000	512,325
Hanover Equipment Trust sec. notes
Ser. B, 8 3/4s, 2011	350,000	360,500
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)	1,350,000	1,282,500
Hilcorp Energy I LP/Hilcorp Finance Co
144A sr. notes 9s, 2016	535,000	539,013
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	555,000	514,763
Inergy LP/Inergy Finance Corp.
sr. notes 6 7/8s, 2014	2,310,000	2,148,300
Massey Energy Co. sr. notes
6 5/8s, 2010	1,810,000	1,782,850
Newfield Exploration Co. sr. notes
7 5/8s, 2011	1,380,000	1,411,050
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2014	2,220,000	2,114,550
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	1,235,000	1,139,288
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011	865,339	876,886
Pacific Energy Partners/Pacific Energy
Finance Corp. sr. notes 7 1/8s, 2014	755,000	762,550
Peabody Energy Corp. sr. notes
5 7/8s, 2016	1,490,000	1,367,075
PetroHawk Energy Corp 144A
sr. notes 9 1/8s, 2013	3,065,000	3,049,675
Plains Exploration & Production Co.
sr. notes 7 1/8s, 2014	1,535,000	1,511,975
Plains Exploration & Production Co.
sr. sub. notes 8 3/4s, 2012	1,605,000	1,681,238
Pogo Producing Co. sr. sub. notes
6 7/8s, 2017	1,860,000	1,722,825
Pogo Producing Co. 144A sr. sub.
notes 7 7/8s, 2013	660,000	661,650
Pride International, Inc. sr. notes
7 3/8s, 2014	1,865,000	1,874,325
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	940,000	881,250
Seabulk International, Inc.
company guaranty 9 1/2s, 2013	1,140,000	1,259,700
Stone Energy Corp. sr. sub. notes
6 3/4s, 2014	455,000	456,706
Targa Resources, Inc. 144A company
guaranty 8 1/2s, 2013	550,000	530,750
Whiting Petroleum Corp. company
guaranty 7s, 2014	2,140,000	2,022,300
		51,372,591

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Entertainment (1.5%)
AMC Entertainment, Inc. company
guaranty 11s, 2016		$885,000	$946,950
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014		416,000	381,160
Avis Budget Care Rental LLC 144A
sr. notes 7 3/4s, 2016		1,020,000	981,750
Cinemark USA, Inc. sr. sub. notes
9s, 2013		380,000	399,000
Cinemark, Inc. sr. disc. notes
stepped-coupon zero % (9 3/4s,
3/15/09), 2014 ††		2,205,000	1,708,875
Hertz Corp. 144A sr. notes
8 7/8s, 2014		1,325,000	1,358,125
Marquee Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(12s, 8/15/09), 2014 ††		1,275,000	910,031
Six Flags, Inc. sr. notes 8 7/8s, 2010		895,000	850,250
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010		550,000	552,750
Universal City Florida Holding Co.
sr. notes FRN 9.899s, 2010		780,000	805,350
			8,894,241

Financial (0.5%)
Crescent Real Estate Equities LP
notes 7 1/2s, 2007 (R)		575,000	580,750
E*Trade Finance Corp. sr. notes 8s, 2011		1,875,000	1,912,500
Finova Group, Inc. notes 7 1/2s, 2009		1,673,820	493,777
			2,987,027

Food (1.7%)
Archibald Candy Corp. company
guaranty 10s, 2007 (In default) (F) †		176,170	9,205
Chiquita Brands International, Inc.
sr. notes 8 7/8s, 2015		205,000	181,425
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014		945,000	789,075
Dean Foods Co. company
guaranty 7s, 2016		1,645,000	1,591,538
Dean Foods Co. sr. notes
6 5/8s, 2009		685,000	679,863
Del Monte Corp. company
guaranty 6 3/4s, 2015		1,775,000	1,646,313
Del Monte Corp. sr. sub. notes
8 5/8s, 2012		1,305,000	1,344,150
Nutro Products, Inc. 144A sr. notes
FRN 9.23s, 2013		540,000	550,125
Pinnacle Foods Holding Corp.
sr. sub. notes 8 1/4s, 2013		2,615,000	2,569,238
United Biscuits Finance company
guaranty 10 5/8s, 2011
(United Kingdom)	EUR	490,000	659,354
			10,020,286

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Gaming & Lottery (3.6%)
Boyd Gaming Corp. sr. sub. notes
8 3/4s, 2012	$1,020,000	$1,069,725
Boyd Gaming Corp. sr. sub. notes
7 3/4s, 2012	300,000	302,625
Boyd Gaming Corp. sr. sub. notes
7 1/8s, 2016	1,355,000	1,309,269
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	1,195,000	1,133,756
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	1,665,000	1,729,519
MGM Mirage, Inc. company guaranty
6s, 2009	1,735,000	1,687,288
Mirage Resorts, Inc. debs. 7 1/4s, 2017	410,000	392,575
Park Place Entertainment Corp.
sr. notes 7s, 2013	920,000	936,412
Park Place Entertainment Corp.
sr. sub. notes 7 7/8s, 2010	770,000	798,875
Penn National Gaming, Inc. sr. sub.
notes 6 3/4s, 2015	490,000	456,925
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	1,475,000	1,478,688
Resorts International Hotel and
Casino, Inc. company guaranty
11 1/2s, 2009	1,125,000	1,215,000
Scientific Games Corp. company
guaranty 6 1/4s, 2012	1,390,000	1,299,650
Station Casinos, Inc. sr. notes
6s, 2012	2,400,000	2,247,000
Station Casinos, Inc. sr. sub. notes
6 7/8s, 2016	995,000	927,838
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	2,420,000	2,326,225
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	1,940,000	1,828,450
		21,139,820

Health Care (5.7%)
Alderwoods Group, Inc. company
guaranty 7 3/4s, 2012	1,055,000	1,113,025
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	1,885,000	1,788,394
DaVita, Inc. company guaranty
6 5/8s, 2013	715,000	679,250
Elan Finance PLC/Elan Finance
Corp, company guaranty 7 3/4s,
2011 (Ireland)	715,000	684,613
Extendicare Health Services, Inc.
sr. sub. notes 6 7/8s, 2014	600,000	627,000
Fresenius Finance BV 144A company
guaranty 5 1/2s, 2016 (Netherlands) EUR	430,000	535,736
HCA, Inc. debs. 7.19s, 2015	$1,465,000	1,411,936
HCA, Inc. notes 8.36s, 2024	670,000	670,535
HCA, Inc. notes 6 3/8s, 2015	520,000	481,805

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Health Care continued
HCA, Inc. notes 5 3/4s, 2014	$555,000	$496,275
HCA, Inc. sr. notes 7 7/8s, 2011	225,000	229,845
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	710,000	695,800
MedQuest, Inc. company guaranty
Ser. B, 11 7/8s, 2012	900,000	841,500
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	680,000	646,000
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	1,305,000	1,207,125
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	1,265,000	1,238,119
Select Medical Corp. company
guaranty 7 5/8s, 2015	1,360,000	1,183,200
Service Corp. International notes
6 1/2s, 2008	210,000	208,425
Service Corp. International 144A
sr. notes 8s, 2017	1,050,000	981,750
Service Corporation International
debs. 7 7/8s, 2013	688,000	694,020
Service Corporation International
notes Ser. *, 7.7s, 2009	480,000	482,400
Service Corporation International
sr. notes 6 3/4s, 2016	1,495,000	1,375,400
Stewart Enterprises, Inc. sr. notes
7 3/4s, 2013	1,830,000	1,665,300
Tenet Healthcare Corp. notes
7 3/8s, 2013	1,570,000	1,432,625
Tenet Healthcare Corp. sr. notes
9 7/8s, 2014	1,715,000	1,715,000
Tenet Healthcare Corp. 144A sr.
notes 9 1/2s, 2015	600,000	589,500
Triad Hospitals, Inc. sr. notes 7s, 2012	1,405,000	1,397,975
Triad Hospitals, Inc. sr. sub. notes
7s, 2013	3,095,000	3,009,888
US Oncology, Inc. company
guaranty 9s, 2012	1,115,000	1,159,600
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	2,280,000	2,274,300
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	545,000	596,775
Ventas Realty LP/Capital Corp.
company guaranty 6 3/4s, 2010 (R)	520,000	514,800
Ventas Realty LP/Capital Corp.
sr. notes 6 5/8s, 2014 (R)	395,000	383,150
Ventas Realty LP/Capital Corp.
sr. notes 6 1/2s, 2016 (R)	530,000	508,138
		33,519,204

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Homebuilding (0.9%)
Ashton Woods USA LLC/Ashton
Woods Finance Co. sr. sub. notes
9 1/2s, 2015	$670,000	$592,950
K. Hovnanian Enterprises, Inc. company
guaranty 8 7/8s, 2012	1,120,000	1,114,400
K. Hovnanian Enterprises, Inc. sr. notes
6 1/2s, 2014	310,000	279,000
Meritage Homes Corp. company
uaranty 6 1/4s, 2015	570,000	480,225
Schuler Homes, Inc. company
guaranty 10 1/2s, 2011	725,000	763,063
Standard Pacific Corp. sr. notes
7 3/4s, 2013	1,350,000	1,275,750
Standard Pacific Corp. sr. notes
7s, 2015	190,000	168,625
Technical Olympic USA, Inc.
company guaranty 10 3/8s, 2012	590,000	566,400
		5,240,413

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	2,130,000	2,130,000

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty
8 1/2s, 2008 (R)	505,000	535,300
Host Marriott LP sr. notes Ser. M, 7s,
2012 (R)	2,240,000	2,220,400
Starwood Hotels & Resorts Worldwide,
Inc. company guaranty 7 7/8s, 2012	560,000	584,500
Starwood Hotels & Resorts Worldwide,
Inc. debs. 7 3/8s, 2015	1,010,000	1,017,575
		4,357,775

Media (0.4%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,363,150
Interpublic Group of Companies, Inc.
notes 6 1/4s, 2014	285,000	232,275
Warner Music Group sr. sub. notes
7 3/8s, 2014	1,000,000	970,000
		2,565,425

Publishing (3.4%)
American Media, Inc. company
guaranty Ser. B, 10 1/4s, 2009	2,075,000	1,940,125
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	1,645,304	1,628,851
Cenveo Corp, sr. sub. notes
7 7/8s, 2013	530,000	516,750
Dex Media West, LLC/Dex Media
Finance Co. sr. notes Ser. B,
8 1/2s, 2010	1,745,000	1,810,438
Dex Media, Inc. disc. notes
stepped-coupon zero %
(9s, 11/15/08), 2013 ††	965,000	813,013
Dex Media, Inc. notes 8s, 2013	610,000	613,050

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

		Principal amount	Value

Publishing continued
Houghton Mifflin Co. sr. sub. notes
9 7/8s, 2013		$1,965,000	$2,038,687
PRIMEDIA, Inc. company guaranty
8 7/8s, 2011		1,025,000	984,000
PRIMEDIA, Inc. sr. notes 8s, 2013		1,945,000	1,740,775
R.H. Donnelley Corp. sr. notes
6 7/8s, 2013		630,000	579,600
R.H. Donnelley Corp. 144A sr. disc.
notes Ser. A-2, 6 7/8s, 2013		1,035,000	936,675
R.H. Donnelley Corp. 144A sr. notes
Ser. A-3, 8 7/8s, 2016		1,365,000	1,344,525
R.H. Donnelley Corp. 144A sr. disc.
notes 6 7/8s, 2013		490,000	443,450
Reader’s Digest Association, Inc. (The)
sr. notes 6 1/2s, 2011		1,415,000	1,365,475
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009		2,005,000	1,969,912
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		1,400,000	1,176,000
			19,901,326

Restaurants (0.5%)
Domino’s, Inc. sr. sub. notes 8 1/4s, 2011		1,006,000	1,043,725
Sbarro, Inc. company guaranty 11s, 2009		1,631,000	1,661,580
			2,705,305

Retail (2.4%)
Asbury Automotive Group, Inc.
sr. sub. notes 8s, 2014		885,000	858,450
Autonation, Inc. 144A company
guaranty 7s, 2014		265,000	261,025
Autonation, Inc. 144A company
guaranty FRN 7.045s, 2013		365,000	363,175
Bon-Ton Department Stores Inc/The
144A sr. notes 10 1/4s, 2014		1,975,000	1,831,813
Burlington Coat Factory Warehouse
Corp. 144A sr. notes 11 1/8s, 2014		1,345,000	1,304,650
Harry & David Holdings Inc. company
guaranty 9s, 2013		575,000	520,375
Jean Coutu Group, Inc. sr. notes
7 5/8s, 2012 (Canada)		1,765,000	1,712,050
Jean Coutu Group, Inc. sr. sub. notes
8 1/2s, 2014 (Canada)		575,000	529,000
Movie Gallery, Inc. sr. unsecd.
notes 11s, 2012		495,000	368,775
Neiman-Marcus Group, Inc. 144A
sr. notes 9s, 2015		2,185,000	2,283,325
Rite Aid Corp. company guaranty
7 1/2s, 2015		785,000	753,600
Rite Aid Corp. sec. notes 8 1/8s, 2010		910,000	914,550
Rite Aid Corp. sr. notes 9 1/4s, 2013		810,000	777,600
United Auto Group, Inc. company
guaranty 9 5/8s, 2012		1,170,000	1,222,650
Victoria ACQ II 144A sr. unsecd. notes
10.879s, 2015 (Netherlands) ‡‡	EUR	325,000	411,356
			14,112,394

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Technology (4.5%)
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	$1,295,000	$1,320,900
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013	1,307,000	1,182,835
Amkor Technologies, Inc. sr. unsecd.
notes 9 1/4s, 2016	665,000	630,088
Avago Technologies Finance 144A
sr. notes 10 1/8s, 2013 (Singapore)	275,000	288,063
Celestica, Inc. sr. sub. notes 7 7/8s,
2011 (Canada)	555,000	545,288
Freescale Semiconductor, Inc. sr.
notes Ser. B, 7 1/8s, 2014	2,170,000	2,191,700
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	620,000	623,100
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	2,415,000	2,173,500
Lucent Technologies, Inc. debs.
6 1/2s, 2028	130,000	109,200
Lucent Technologies, Inc. debs.
6.45s, 2029	1,710,000	1,453,500
Lucent Technologies, Inc. notes
5 1/2s, 2008	355,000	346,125
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	690,000	565,800
Nortel Networks, Ltd. 144A company
guaranty FRN 9.758s, 2011 (Canada)	1,230,000	1,253,063
Nortel Networks, Ltd. 144A company
guaranty 10 3/4s, 2016 (Canada)	400,000	412,000
Seagate Technology Hdd Holdings
company guaranty 8s, 2009
(Cayman Islands)	580,000	593,050
Sensata Technologies BV 144A 8s,
2014 (Netherlands)	665,000	641,725
Serena Software, Inc. 144A sr. sub.
notes 10 3/8s, 2016	270,000	271,350
Solectron Corp. 144A sr. sub.
notes 8s, 2016	815,000	802,775
SunGard Data Systems, Inc. 144A
sr. sub. notes 10 1/4s, 2015	2,012,000	2,079,905
SunGard Data Systems, Inc. 144A
sr. unsecd. notes 9 1/8s, 2013	2,716,000	2,817,850
UGS Capital Corp II 144A sr.
notes 10.38s, 2011 ‡‡	545,000	539,550
UGS Corp. company guaranty 10s, 2012	1,115,000	1,198,625
Unisys Corp. sr. notes 8s, 2012	960,000	892,800
Xerox Capital Trust I company
guaranty 8s, 2027	895,000	898,356
Xerox Corp. sr. notes 7 5/8s, 2013	520,000	523,900
Xerox Corp. sr. notes 6 7/8s, 2011	1,870,000	1,858,313
Xerox Corp. sr. notes 6.4s, 2016	40,000	37,750
		26,251,111

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Textiles (0.7%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015	$2,405,000	$2,405,000
Levi Strauss & Co. 144A sr. notes
8 7/8s, 2016	1,025,000	978,875
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	860,000	860,000
		4,243,875

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The)
notes 8 1/2s, 2007	370,000	370,000
Goodyear Tire & Rubber Co. (The)
sr. notes 9s, 2015	2,945,000	2,812,475
		3,182,475

Transportation (0.7%)
CalAir, LLC/CalAir Capital Corp.
company guaranty 8 1/8s, 2008	1,785,000	1,731,450
Kansas City Southern Railway Co.
company guaranty 9 1/2s, 2008	2,130,000	2,247,150
Kansas City Southern Railway Co.
company guaranty 7 1/2s, 2009	340,000	340,000
		4,318,600

Utilities & Power (7.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	170,100
AES Corp. (The) sr. notes 8 3/4s, 2008	32,000	33,040
AES Corp. (The) 144A sec. notes
9s, 2015	1,455,000	1,564,125
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	1,490,000	1,594,300
ANR Pipeline Co. debs. 9 5/8s, 2021	590,000	688,144
CMS Energy Corp. sr. notes 8.9s, 2008	1,500,000	1,560,000
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	448,275
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	350,175
Colorado Interstate Gas Co. debs.
6.85s, 2037	1,055,000	1,058,747
Colorado Interstate Gas Co. sr. notes
5.95s, 2015	295,000	268,090
Dynegy-Roseton Danskamme
company guaranty Ser. A, 7.27s, 2010	810,000	810,000
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	1,130,000	1,127,175
Edison Mission Energy 144A sr. notes
7 3/4s, 2016	510,000	501,075
Edison Mission Energy 144A sr. notes
7 1/2s, 2013	615,000	602,700
El Paso Corp. notes 144A 7 3/4s, 2010	415,000	421,225
El Paso Corp. sr. notes 8.05s, 2030	1,280,000	1,283,200
El Paso Corp. sr. notes 7 3/8s, 2012	735,000	729,488
El Paso Corp. sr. notes Ser. MTN,
7.8s, 2031	890,000	864,413
El Paso Natural Gas Co. debs.
8 5/8s, 2022	360,000	389,202

CORPORATE BONDS AND NOTES (86.2%)* continued

	Principal amount	Value

Utilities & Power continued
El Paso Production Holding Co.
company guaranty 7 3/4s, 2013	$3,180,000	$3,203,850
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	1,240,000	1,174,900
Midwest Generation, LLC sec. sr.
notes 8 3/4s, 2034	3,040,000	3,222,400
Mirant North America LLC 144A
sr. notes 7 3/8s, 2013	1,630,000	1,572,950
Mission Energy Holding Co. sec.
notes 13 1/2s, 2008	1,485,000	1,655,775
Monongahela Power Co. 1st mtge.
6.7s, 2014	740,000	765,775
Nevada Power Co. 2nd mtge. 9s, 2013	594,000	642,913
Northwestern Corp. sec. notes
5 7/8s, 2014	1,495,000	1,464,676
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,385,000	3,300,375
Orion Power Holdings, Inc. sr. notes
12s, 2010	1,240,000	1,401,200
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	998,041
Sierra Pacific Power Co. general ref.
mtge. 6 1/4s, 2012	290,000	285,017
Sierra Pacific Resources sr. notes
8 5/8s, 2014	1,210,000	1,281,808
Teco Energy, Inc. notes 7.2s, 2011	335,000	337,093
Teco Energy, Inc. notes 7s, 2012	525,000	522,375
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	82,663
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	129,628
Tennessee Gas Pipeline Co. unsecd.
notes 7 1/2s, 2017	500,000	500,315
Transcontinental Gas Pipeline Corp.
debs. 7 1/4s, 2026	1,250,000	1,217,187
Utilicorp Canada Finance Corp. company
guaranty 7 3/4s, 2011 (Canada)	1,550,000	1,604,250
Utilicorp United, Inc. sr. notes 9.95s, 2011	38,000	42,772
Williams Cos., Inc. (The) notes 8 3/4s, 2032	270,000	293,625
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	684,575
Williams Cos., Inc. (The) notes 7 5/8s, 2019	1,600,000	1,624,000
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	435,000	424,125
York Power Funding 144A notes 12s, 2007
(Cayman Islands) (In default) (F) †	663,765	55,357
		42,951,119

Total corporate bonds and notes (cost $511,022,040)		$505,637,117

SENIOR LOANS (2.4%)* (c)

	Principal amount	Value

Affinity Group Holdings bank term
loan FRN Ser. B2, 7.593s, 2009	$87,730	$88,168
AGCO Corp. bank term loan FRN
6.729s, 2008	135,475	136,068
Burlington Coat Factory Warehouse Corp.
bank term loan FRN Ser. B, 7.53s, 2013	299,250	289,952

Putnam VT High Yield Fund

SENIOR LOANS (2.4%)* (c) continued

	Principal amount	Value

Century Cable Holdings bank term
loan FRN 10 1/4s, 2009	$1,090,000	$1,041,728
Charter Communications bank term
loan FRN Ser. B, 7.755s, 2013	196,256	196,545
Community Health Systems, Inc. bank
term loan FRN Ser. B, 6.97s, 2011	98,250	98,303
Consolidated Communications Holdings
bank term loan FRN Ser. D, 6.78s, 2011	98,750	98,380
Constellation Brands, Inc. bank term
loan FRN Ser. B, 6.556s, 2011	782,778	784,595
Dana Corporation bank term loan FRN
7.45s, 2008	300,000	299,813
Dex Media West, LLC/Dex Media Finance
Co. bank term loan FRN Ser. B, 6.757s, 2010	137,562	136,780
Dresser, Inc. bank term loan FRN 8.65s, 2010	150,000	152,625
El Paso Corp. bank term loan FRN
4.729s, 2009	500,000	502,222
El Paso Corp. bank term loan FRN Ser. B,
7 3/4s, 2009	648,480	652,172
Federal Mogul Corp. bank term loan FRN
Ser. A, 7.34s, 2007	555,000	535,460
Federal Mogul Corp. bank term loan FRN
Ser. B, 7.59s, 2007	1,285,000	1,238,955
Graphic Packaging Corp. bank term loan
FRN Ser. C, 7.515s, 2010	131,094	132,077
Healthsouth Corp. bank term loan FRN
Ser. B, 8.52s, 2013	1,550,000	1,548,893
Invensys, PLC bank term loan FRN
9.431s, 2009 (United Kingdom)	1,250,000	1,262,500
Invensys, PLC bank term loan FRN
Ser. B-1, 8.501s, 2009 (United Kingdom)	27,817	27,817
Kinetic Concepts, Inc. bank term loan
FRN Ser. B, 6.73s, 2011	49,971	50,241
Leap Wireless International, Inc. bank term
loan FRN Ser. B, 8.029s, 2013	150,000	150,863
Mediacom Communications Corp. bank
term loan FRN Ser. C, 6.921s, 2015	987,500	983,620
Neiman Marcus Group, Inc. bank term
loan FRN Ser. B, 7.77s, 2013	712,025	716,030
NRG Energy, Inc. bank term loan FRN
Ser. B, 7.23s, 2013	628,263	628,619
Olympus Cable Holdings, LLC bank term
loan FRN Ser. B, 10 1/4s, 2010	640,000	611,300
PanAmSat Corp. bank term loan FRN
Ser. B1, 7.184s, 2010	68,950	68,933
Pinnacle Foods Holding Corp. bank term
loan FRN 6.986s, 2010	149,307	149,344
Sealy Corp. bank term loan FRN Ser. D,
7.098s, 2012	65,400	65,420
Six Flags, Inc. bank term loan FRN Ser. B,
7.317s, 2009	344,367	345,720
Solo Cup Co. bank term loan FRN 9.66s, 2012	100,000	101,125
Solo Cup Co. bank term loan FRN 7.532s, 2011	122,188	122,493
St. Mary’s Cement Corp. bank term loan,
FRN 6.979s, 2009	97,500	98,231
TRW Automotive, Inc. bank term loan
FRN Ser. B, 6 1/4s, 2010	74,525	74,360

SENIOR LOANS (2.4%)* (c) continued

	Principal amount	Value

United Airlines bank term loan FRN
Ser. B, 8 5/8s, 2012	$262,500	$264,961
United Airlines bank term loan FRN
Ser. DD, 8 7/8s, 2012	37,500	37,852
Warner Music Group bank term loan
FRN Ser. B, 7.222s, 2011	390,189	390,514

Total senior loans (cost $14,210,043)		$14,181,803

CONVERTIBLE PREFERRED STOCKS (1.6%)*

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50
cum. cv. pfd	6,000	$560,250
Chesapeake Energy Corp. 6.25% cv. pfd.	2,980	773,310
Citigroup Funding, Inc. Ser. GNW,
5.02% cv. pfd.	46,330	1,501,092
Crown Castle International Corp. $3.125
cum. cv. pfd.	17,095	948,773
Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	33,215	1,486,371
Freeport-McMoRan Copper & Gold, Inc.
5.50% cv. pfd.	563	705,228
Huntsman Corp. $2.50 cv. pfd.	13,800	536,475
Interpublic Group of Companies, Inc.
144A Ser. B, 5.25% cum. cv. pfd	1,723	1,455,935
Ion Media Networks, Inc. 144A 9.75%
cv. pfd. ‡‡	58	406,000
Northrop Grumman Corp. Ser. B,
$7.00 cum. cv. pfd.	10,250	1,296,625

Total convertible preferred stocks
(cost $9,281,490)		$9,670,059

CONVERTIBLE BONDS AND NOTES (1.2%)*

	Principal amount	Value

ArvinMeritor, Inc. 144A cv. unsec. sr. notes
stepped-coupon 4 5/8s (zeros, 3/1/16)
2026 ††	$590,000	$623,188
DRS Technologies, Inc. 144A cv. unsec.
notes 2s, 2026	1,720,000	1,698,500
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	912,756
L-3 Communications Corp. 144A cv.
bonds 3s, 2035	1,155,000	1,126,125
LIN Television Corp. cv. sr. sub. notes
2 1/2s, 2033	440,000	398,200
Manor Care, Inc. 144A cv. sr. notes
2 1/8s, 2035	215,000	240,800
Sinclair Broadcast Group, Inc. cv. sr. sub.
notes stepped- coupon 4 7/8s (2s,
1/15/11) 2018 ††	730,000	633,275
Trinity Industries, Inc. cv. sub. notes
3 7/8s, 2036	600,000	622,500
Wabash National Corp. cv. sr. notes
3 1/4s, 2008	535,000	537,006

Total convertible bonds and notes
(cost $6,818,058)		$6,792,350

Putnam VT High Yield Fund

UNITS (0.9%)* (cost $4,524,056)

		Units	Value

XCL, Ltd. Equity Units zero % (delete zero %) (F)		2,670	$5,266,152

PREFERRED STOCKS (0.3%)*

		Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. ‡‡		8,000	$56,000
First Republic Capital Corp. 144A 10.50% pfd.		1,010	1,075,650
Ion Media Networks, Inc. 14.25% cum. pfd. ‡‡		37	314,500
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.		453	548,130

Total preferred stocks (cost $1,519,896)			$1,994,280

COMMON STOCKS (0.3%)*

		Shares	Value

Blount International, Inc. † (S)		46,431	$558,101
Comdisco Holding Co., Inc.		899	13,764
Compass Minerals International, Inc.		1,101	27,470
Contifinancial Corp. Liquidating Trust Units		5,126,274	1,602
Crown Castle International Corp. †		2,626	90,702
Decrane Aircraft Holdings, Inc. (F) †		11,167	11
Knology, Inc. †		431	4,008
Legrand SA (France)	EUR	27,398	770,624
Sterling Chemicals, Inc. †		$691	9,619
Sun Healthcare Group, Inc. †		3,215	27,938
USA Mobility, Inc.		410	6,806
VFB LLC (acquired 1/21/00 to 12/8/03,
cost $1,601,579) (F) ‡ †		2,812,235	59,760
VS Holdings, Inc. †		84,875	1
WHX Corp. †		36,673	337,391

Total common stocks (cost $13,526,124)			$1,907,797

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

		Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012		$1,373,750	$1,269,452
Philippines (Republic of) bonds 9 1/2s, 2024		90,000	100,350

Total foreign government bonds
and notes (cost $1,362,163)			$1,369,802

COLLATERALIZED MORTGAGE OBLIGATIONS (—%)* (cost $139,446)

		Principal amount	Value

Mach One Commercial Mortgage Trust
144A Ser. 04-1A, Class J, 5.45s, 2040		$155,000	$123,588

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Dayton Superior Corp.
144A	6/15/09	$.01	1,950	$20
Decrane Aircraft
Holdings Co. Class B	6/30/10	116.00	1	1
MDP Acquisitions PLC
144A (Ireland)	10/01/13	EUR .01	432	12,095
Ubiquitel, Inc. 144A	4/15/10	$22.74	3,450	35

Total warrants (cost $219,947)				$12,151

SHORT-TERM INVESTMENTS (6.0%)*

				Value

		Principal amount/shares

Short-term investments held as collateral
for loaned securities with yields ranging
from 4.60% to 5.44% and due dates ranging
from July 3, 2006 to August 14, 2006 (d)		$363,967		$363,248
Putnam Prime Money Market Fund (e)		34,594,538		34,594,538

Total short-term investments (cost $34,957,786)				$34,957,786

Total investments (cost $597,581,049)				$581,912,885

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$16,359,885	$16,538,149	9/20/06	$178,264

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated,
Inc., 8.375%, 4/1/2015	—	$695,000	6/20/11	365 bp	$(25,253)

L-3 Communications
Corp. 7 5/8s, 2012	—	450,000	6/20/11	(90 bp)	2,784

Citibank, N.A.
Celestica, 7 5/8s, 2013	—	700,000	9/20/11	285 bp	—

Ford Motor Co., 7.45%,
7/16/2031	—	535,000	6/20/07	620 bp	7,060

Lear Corp., 8.11%,
5/15/09	—	420,000	6/20/08	845 bp	37,494

Visteon Corp., 7%,
3/10/14	—	700,000	6/20/09	605 bp	11,241

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/2031	—	749,000	6/20/07	595 bp	2,729

Lear Corp., 8.11%,
5/15/09	—	700,000	6/20/08	860 bp	51,520

Visteon Corp., 7%,
3/10/14	—	260,000	6/20/09	535 bp	(5,265)

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/2031	—	535,000	6/20/07	630 bp	7,568

Visteon Corp., 7%,
3/10/14	—	415,000	6/20/09	545 bp	409

Goldman Sachs International
One of the underlying securities
in the basket of BB CMBS securities	—	833,000	(a)	2.461%	41,767

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated,
Inc., 8.375%, 4/1/2015	—	417,000	6/20/11	365 bp	(15,152)

Felcor Lodging L.P., 8 1/2%, 6/1/11	—	650,000	6/20/10	370 bp	46,707

Ford Motor Co., 7.45%, 7/16/2031	—	535,000	6/20/07	635 bp	5,046

Ford Motor Co., 7.45%, 7/16/2031	—	695,000	6/20/07	665 bp	8,570

Visteon Corp., 7%, 3/10/14	—	280,000	6/20/09	530 bp	(6,192)

Lehman Brothers Special Financing, Inc.
General Motors,
7 1/8%,7/15/2013	—	1,395,000	12/20/06	750 bp	12,386

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	—	745,000	3/20/11	355 bp	16,148

Lear Corp., 8.11%,
5/15/09	—	735,000	6/20/08	660 bp	32,850

Lear Corp., 8.11%,
5/15/09	—	700,000	6/20/08	860 bp	55,936

Visteon Corp., 7%,
3/10/14	—	450,512	6/20/09	535 bp	(7,040)

Total					$281,313

* Payments related to the reference debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 231 for Notes to the Portfolios.

Putnam VT Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)*

	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A,
Class A, 6.231s , 2047 (Cayman Island)	$790,000	$790,000
Amresco Commercial Mortgage Funding I
Ser. 97-C1, Class G, 7s, 2029	473,000	474,148
Amresco Commercial Mortgage Funding I
144A Ser. 97-C1, Class H, 7s, 2029	373,000	374,805
Asset Securitization Corp. Ser. 96-MD6,
Class A7, 8.294s, 2029	761,000	785,798
Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class A5, 5.481s, 2039	1,630,000	1,587,017
FRB Ser. 05-1, Class A5, 4.981s, 2042	54,000	51,701
Ser. 06-1, Class XC, IO, 0.046s, 2045	17,801,980	122,702
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	283,299
Ser. 02-PB2, Class XC, IO, 0.266s, 2035	4,287,513	79,721
Ser. 05-1, Class XW, IO, 0.161s, 2042	54,201,380	257,928
Ser. 05-4, Class XC, IO, 0.044s, 2045	34,200,045	245,789
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
6.149s, 2018	143,000	143,559
FRB Ser. 04-BBA4, Class G, 5.
899s, 2018	196,000	196,669
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L0, 8.13s, 2014	188,000	187,626
FRB Ser. 02-FL2A, Class K1, 7.63s, 2014	100,000	99,841
FRB Ser. 05-BOCA, Class M,
7.299s, 2016	410,000	409,807
FRB Ser. 05-MIB1, Class K, 7.199s, 2022	184,000	181,056
FRB Ser. 05-ESHA, Class K, 6.984s, 2020	681,000	680,994
FRB Ser. 05-BOCA, Class L,
6.899s, 2016	272,000	271,857
FRB Ser. 06-LAQ, Class M, 6.8s, 2021	479,000	480,540
FRB Ser. 06-LAQ, Class L, 6.7s, 2021	399,000	399,000
FRB Ser. 05-BOCA, Class K,
6.549s, 2016	300,000	299,829
FRB Ser. 05-MIB1, Class J, 6.249s, 2022	582,000	583,015
FRB Ser. 05-BOCA, Class H,
6.149s, 2016	100,000	99,938
FRB Ser. 05-ESHA, Class G,
6.064s, 2020	341,000	340,736
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	26,090,000	202,745
Ser. 03-BBA2, Class X1A, IO,
0.175s, 2015	11,248,050	2,160
Banc of America Structured Security
Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	905,000	899,149
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.623s, 2035	769,377	769,377
Ser. 04-2, IO, 1.72s, 2034	4,779,521	359,771
Ser. 06-2A, IO, 0.879s, 2036	1,505,103	133,004
Ser. 05-3A, IO, 0.775s, 2035	8,798,330	718,365
Ser. 05-1A, IO, 0.775s, 2035	3,211,121	250,146
Ser. 04-3, IO, 0.775s, 2035	2,882,120	224,517

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 05-PWR9, Class X1,
IO, 0.046s, 2042	$25,626,022	$251,263
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.849s, 2018	746,000	746,000
FRB Ser. 05-LXR1, Class H,
6.399s, 2018	414,000	414,000
FRB Ser. 05-LXR1, Class G,
6.149s, 2018	414,000	414,000
Ser. 06-BBA7, Class X1A, IO,
1.708s, 2019	13,914,000	309,726
Ser. 05-LXR1, Class X1, IO,
0.818s, 2018	40,154,000	243,695
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	12,624,727	56,710
Bear Stearns Commercial Mortgage
Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032	412,000	450,728
Ser. 04-PR3I, Class X1, IO, 0.254s, 2041	3,550,173	77,564
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	247,000	259,451
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	2,014,699
Ser. 98-1, Class G, 6.56s, 2030	515,745	518,754
Ser. 98-1, Class H, 6.34s, 2030	779,000	637,857
Citigroup Commercial Mortgage Trust
144A Ser. 05-C3, Class XC, IO,
0.06s, 2043	47,637,483	489,401
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 06-CD2,
Class X, IO, 0.13s, 2046	33,391,971	198,348
Commercial Mortgage Acceptance Corp.
Ser. 97-ML0, Class A3, 6.57s, 2030	2,261,000	2,263,170
Commercial Mortgage Acceptance Corp.
144A Ser. 98-C1, Class F, 6.23s, 2031	895,470	901,972
Commercial Mortgage Pass-Through
Certificates Ser. 04-LB2A, Class A4,
4.715s, 2039	11,056,000	10,243,090
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	393,688
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	313,710
FRB Ser. 01-J2A, Class A2F,
5.708s, 2034	653,000	660,973
Ser. 03-LB1A, Class X1, IO,
|0.262s, 2038	3,989,054	160,029
Ser. 05-LP5, Class XC, IO, 0.063s, 2043	25,556,832	263,491
Ser. 05-C6, Class XC, IO, 0.036s, 2044	25,070,674	165,466
Credit Suisse Mortgage Capital
Certificates 144A Ser. 06-C3, Class AX,
IO, 0.026s, 2038	89,500,000	97,913

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	$1,172,000	$1,138,122
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	398,466
Ser. 04-C2, Class A2, 5.416s, 2036	1,850,000	1,793,446
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	18,996
Ser. 05-C4, Class A5, 5.104s, 2038	6,562,000	6,209,384
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	40,421
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.149s, 2020	213,000	212,999
FRB Ser. 04-TF2A, Class J, 6.149s, 2016	278,000	277,998
FRB Ser. 05-TFLA, Class H, 5.949s, 2020	130,000	129,999
FRB Ser. 04-TF2A, Class H, 5.899s, 2019	278,000	277,999
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	27,836,000	798,110
Ser. 02-CP3, Class AX, IO, 0.475s, 2035	7,931,568	312,568
Ser. 03-C3, Class AX, IO, 0.331s, 2038	29,302,678	1,189,211
Ser. 05-C2, Class AX, IO, 0.093s, 2037	28,158,271	411,364
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	989,000	1,043,435
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	845,545
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,128,669
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	314,252
DLJ Mortgage Acceptance Corp.
144A Ser. 97-CF1, Class A3, 7.76s, 2030	450,000	452,058
Fannie Mae
Ser. 04-T3, Class PT1, 9.718s, 2044	452,472	508,027
Ser. 03-W6, Class PT1, 9.679s, 2042	259,159	273,247
Ser. 02-T12, Class A4, 9 1/2s, 2042	122,923	128,960
Ser. 02-T4, Class A4, 9 1/2s, 2041	200,292	209,930
Ser. 02-T6, Class A3, 9 1/2s, 2041	245,539	255,994
IFB Ser. 06-62, Class PS, 9.42s, 2036	721,000	732,857
Ser. 06-20, Class IP, IO, 8s, 2030	503,357	106,504
IFB Ser. 05-37, Class SU, 7.91s, 2035	1,377,928	1,411,896
IFB Ser. 06-48, Class TQ, 7.665s, 2036	1,296,800	1,290,240
Ser. 02-26, Class A2, 7 1/2s, 2048	829,170	856,252
Ser. 05-W3, Class 1A, 7 1/2s, 2045	1,485,127	1,541,301
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	1,332,352	1,379,932
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	346,367	358,757
Ser. 04-W14, Class 2A, 7 1/2s, 2044	160,865	166,550
Ser. 04-W8, Class 3A, 7 1/2s, 2044	1,552,360	1,608,717
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	771,938	799,642
Ser. 04-W2, Class 5A, 7 1/2s, 2044	2,011,644	2,084,003
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	1,277,387	1,322,319
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	457,790	474,107
Ser. 03-W1, Class 2A, 7 1/2s, 2042	238,110	245,524
Ser. 03-W4, Class 4A, 7 1/2s, 2042	142,671	147,169
Ser. 02-T18, Class A4, 7 1/2s, 2042	333,795	344,981
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	897,361	927,445
Ser. 02-T16, Class A3, 7 1/2s, 2042	1,501,016	1,551,249
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	419,554	433,658

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
Ser. 02-W6, Class 2A, 7 1/2s, 2042	$1,059,815	$1,093,708
Ser. 02-T12, Class A3, 7 1/2s, 2042	245,538	253,273
Ser. 02-W4, Class A5, 7 1/2s, 2042	3,121,195	3,222,309
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,166,389	1,200,493
Ser. 02-14, Class A2, 7 1/2s, 2042	500,732	516,706
Ser. 01-T10, Class A2, 7 1/2s, 2041	969,206	998,657
Ser. 02-T4, Class A3, 7 1/2s, 2041	184,807	190,464
Ser. 02-T6, Class A2, 7 1/2s, 2041	2,811,433	2,893,911
Ser. 01-T12, Class A2, 7 1/2s, 2041	938,330	966,833
Ser. 01-T8, Class A1, 7 1/2s, 2041	691,992	712,058
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,016,786	2,074,137
Ser. 01-T3, Class A1, 7 1/2s, 2040	157,460	162,032
Ser. 01-T1, Class A1, 7 1/2s, 2040	364,772	375,852
Ser. 99-T2, Class A1, 7 1/2s, 2039	88,059	91,157
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	497,074	512,852
Ser. 02-T1, Class A3, 7 1/2s, 2031	418,689	431,874
Ser. 00-T6, Class A1, 7 1/2s, 2030	803,083	825,921
Ser. 01-T5, Class A3, 7 1/2s, 2030	19,431	20,018
Ser. 02-W7, Class A5, 7 1/2s, 2029	241,834	249,795
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,306,694	2,392,165
Ser. 02-W3, Class A5, 7 1/2s, 2028	672,163	693,607
IFB Ser. 06-30, Class KN, 7.425s, 2036	809,057	748,362
IFB Ser. 04-10, Class QC, 7.31s, 2031	874,532	858,305
Ser. 02-26, Class A1, 7s, 2048	620,722	633,260
Ser. 04-T3, Class 1A3, 7s, 2044	600,756	614,715
Ser. 03-W3, Class 1A2, 7s, 2042	295,776	302,148
Ser. 02-T16, Class A2, 7s, 2042	637,022	650,697
Ser. 02-14, Class A1, 7s, 2042	364,621	372,043
Ser. 02-T4, Class A2, 7s, 2041	188,641	192,354
Ser. 01-W3, Class A, 7s, 2041	235,685	240,297
Ser. 05-W4, Class 1A3, 7s, 2035	740,493	758,702
Ser. 04-W1, Class 2A2, 7s, 2033	2,006,853	2,052,851
IFB Ser. 02-97, Class TW, IO,
6 1/2s, 2031	530,091	96,881
IFB Ser. 06-42, Class PS, 6.338s, 2036	916,012	856,471
IFB Ser. 05-74, Class SK, 5.493s, 2035	1,330,570	1,255,202
IFB Ser. 05-74, Class CS, 5.383s, 2035	828,656	778,254
IFB Ser. 05-74, Class CP, 5.234s, 2035	727,003	682,504
IFB Ser. 05-76, Class SA, 5.234s, 2034	1,029,003	954,998
IFB Ser. 04-79, Class SA, 5.191s, 2032	1,750,413	1,590,627
IFB Ser. 05-57, Class CD, 5.166s, 2035	647,424	609,213
IFB Ser. 06-8, Class PK, 5.11s, 2036	1,308,732	1,170,182
IFB Ser. 06-27, Class SP, 5.051s, 2036	924,000	856,375
IFB Ser. 06-11, Class PS, 5.051s, 2036	1,190,666	1,089,941
IFB Ser. 06-8, Class HP, 5.051s, 2036	1,169,861	1,078,523
IFB Ser. 06-8, Class WK, 5.051s, 2036	1,771,951	1,621,080
IFB Ser. 05-106, Class US, 5.051s, 2035	1,768,466	1,656,563
IFB Ser. 05-99, Class SA, 5.051s, 2035	864,812	802,678
IFB Ser. 05-114, Class SP, 4.943s, 2036	495,566	445,854
IFB Ser. 05-45, Class DA, 4.904s, 2035	1,389,437	1,279,710

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-74, Class DM, 4.867s, 2035	$1,642,755	$1,509,112
IFB Ser. 05-45, Class DC, 4.794s, 2035	980,360	898,985
IFB Ser. 06-46, Class SW, 4.684s, 2034	1,341,029	1,191,421
IFB Ser. 05-57, Class DC, 4.477s, 2034	1,158,429	1,086,418
IFB Ser. 05-45, Class PC, 4.283s, 2034	578,734	540,828
IFB Ser. 05-95, Class CP, 4.081s, 2035	137,556	126,716
IFB Ser. 05-95, Class OP, 3.915s, 2035	429,000	355,428
IFB Ser. 05-73, Class SA, 3.712s, 2035	707,466	633,983
IFB Ser. 05-106, Class JC, 3.62s, 2035	320,365	262,743
IFB Ser. 05-93, Class AS, 3.569s, 2034	387,479	329,130
IFB Ser. 05-83, Class QP, 3.556s, 2034	276,309	237,154
IFB Ser. 97-44, Class SN, IO, 2.95s, 2023	563,614	47,907
IFB Ser. 02-89, Class S, IO, 2.878s, 2033	1,509,347	128,766
IFB Ser. 02-36, Class QH, IO,
2.728s, 2029	267,426	3,892
IFB Ser. 03-66, Class SA, IO,
2.328s, 2033	1,645,547	113,905
Ser. 03-W12, Class 2, IO, 2.23s, 2043	3,629,312	177,028
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	738,406	50,189
IFB Ser. 05-56, Class TP, 2.183s, 2033	323,712	271,589
IFB Ser. 02-92, Class SB, IO, 2.028s, 2030	550,381	30,957
Ser. 03-W10, Class 1, IO, 1.959s, 2043	8,441,811	376,307
Ser. 03-W10, Class 3, IO, 1.931s, 2043	3,454,962	158,490
IFB Ser. 05-113, Class DI, IO,
1.908s, 2036	5,848,946	300,380
IFB Ser. 05-52, Class DC, IO,
1.878s, 2035	1,140,829	82,532
IFB Ser. 04-24, Class CS, IO,
1.828s, 2034	2,076,405	132,695
IFB Ser. 03-122, Class SA, IO,
1.778s, 2028	2,977,965	127,571
IFB Ser. 03-122, Class SJ, IO,
1.778s, 2028	3,140,885	136,456
IFB Ser. 04-65, Class ST, IO,
1.728s, 2034	2,251,899	109,076
IFB Ser. 04-51, Class S0, IO,
1.728s, 2034	418,571	18,705
IFB Ser. 04-60, Class SW, IO,
1.728s, 2034	3,901,871	230,520
IFB Ser. 05-65, Class KI, IO,
1.678s, 2035	10,312,949	516,187
Ser. 03-W8, Class 12, IO, 1.638s, 2042	15,282,317	567,842
IFB Ser. 06-65, Class DS, IO,
1.569s, 2036	1,968,000	88,868
IFB Ser. 05-42, Class SA, IO,
1.478s, 2035	3,272,471	149,770
Ser. 03-W3, Class 2IO2, IO,
1.456s, 2042	280,795	279
IFB Ser. 05-73, Class SI, IO, 1.428s, 2035	813,456	36,131
IFB Ser. 05-17, Class ES, IO, 1.428s, 2035	1,684,928	91,411
IFB Ser. 05-17, Class SY, IO, 1.428s, 2035	784,597	42,427
IFB Ser. 05-62, Class FS, IO, 1.428s, 2034	2,079,101	92,988

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-82, Class SW, IO,
1.408s, 2035	$3,048,812	$113,378
IFB Ser. 05-82, Class SY, IO,
1.408s, 2035	3,879,973	161,677
IFB Ser. 05-45, Class EW, IO,
1.398s, 2035	7,395,323	314,097
IFB Ser. 05-45, Class SR, IO,
1.398s, 2035	5,258,693	224,058
IFB Ser. 05-47, Class SW, IO,
1.398s, 2035	4,557,906	165,580
IFB Ser. 05-105, Class S, IO,
1.378s, 2035	1,224,851	54,736
IFB Ser. 05-95, Class CI, IO,
1.378s, 2035	1,825,930	89,646
IFB Ser. 05-84, Class SG, IO,
1.378s, 2035	3,217,562	155,849
IFB Ser. 05-87, Class SG, IO,
1.378s, 2035	4,051,632	170,994
IFB Ser. 05-89, Class S, IO,
1.378s, 2035	5,557,596	230,102
IFB Ser. 05-69, Class AS, IO,
1.378s, 2035	841,714	40,376
IFB Ser. 05-54, Class SA, IO,
1.378s, 2035	3,698,780	142,172
IFB Ser. 05-23, Class SG, IO,
1.378s, 2035	2,545,512	130,855
IFB Ser. 05-29, Class SX, IO,
1.378s, 2035	3,058,711	152,479
IFB Ser. 05-57, Class CI, IO,
1.378s, 2035	2,235,631	103,405
IFB Ser. 05-104, Class NI, IO,
1.378s, 2035	556,465	30,506
IFB Ser. 05-17, Class SA, IO,
1.378s, 2035	2,325,882	123,039
IFB Ser. 05-17, Class SE, IO,
1.378s, 2035	2,478,242	130,101
IFB Ser. 05-57, Class DI, IO,
1.378s, 2035	5,354,861	230,163
IFB Ser. 04-92, Class S, IO,
1.378s, 2034	2,603,373	118,375
IFB Ser. 05-104, Class SI, IO,
1.378s, 2033	4,181,623	197,619
IFB Ser. 05-83, Class QI, IO,
1.368s, 2035	457,993	25,602
IFB Ser. 06-61, Class SE, IO,
1.366s, 2036	2,533,000	85,885
IFB Ser. 05-92, Class SC, IO,
1.358s, 2035	4,292,942	206,001
IFB Ser. 05-73, Class SD, IO,
1.358s, 2035	2,049,562	107,271
IFB Ser. 06-20, Class PI, IO,
1.358s, 2030	4,539,531	139,076
IFB Ser. 05-83, Class SL, IO,
1.348s, 2035	8,391,506	353,823

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-20, Class IG, IO,
1.328s, 2036	$11,367,244	$452,023
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	5,388,889	254,866
Ser. 03-W6, Class 11, IO, 1.286s, 2035	1,723,086	3,049
IFB Ser. 06-44, Class IS, IO, 1.278s, 2036	2,245,167	102,787
IFB Ser. 06-45, Class SM, IO,
1.278s, 2036	2,772,713	116,981
IFB Ser. 06-42, Class IB, IO, 1.268s, 2036	2,286,632	86,897
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	4,872,208	185,426
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035	256,831	14,022
IFB Ser. 06-53, Class US, IO,
1.258s, 2036	3,408,637	147,054
IFB Ser. 04-38, Class SI, IO, 1.248s, 2033	3,661,178	125,212
IFB Ser. 06-42, Class CI, IO, 1.228s, 2036	8,821,915	376,164
IFB Ser. 04-72, Class SB, IO,
1.178s, 2034	1,664,614	54,620
IFB Ser. 03-112, Class SA, IO,
1.178s, 2028	1,591,944	42,151
Ser. 03-W17, Class 12, IO, 1.154s, 2033	4,497,241	131,396
Ser. 03-T2, Class 2, IO, 0.832s, 2042	23,552,654	419,702
IFB Ser. 05-67, Class BS, IO,
0.828s, 2035	2,157,585	63,042
IFB Ser. 05-74, Class SE, IO,
0.778s, 2035	5,506,949	122,355
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	6,856,610	153,202
IFB Ser. 05-87, Class SE, IO,
0.728s, 2035	16,142,019	342,907
Ser. 03-W3, Class 2IO1, IO,
0.683s, 2042	2,195,462	34,050
Ser. 03-W6, Class 51, IO, 0.682s, 2042	6,604,135	111,356
IFB Ser. 05-58, Class IK, IO, 0.678s, 2035	1,749,218	60,120
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	985,295	19,909
Ser. 01-T12, Class IO, 0.57s, 2041	12,247,627	138,366
Ser. 03-W2, Class 1, IO, 0.471s, 2042	12,528,450	117,331
Ser. 03-W3, Class 1, IO, 0.439s, 2042	22,220,131	206,357
Ser. 02-T1, Class IO, IO, 0.428s, 2031	9,930,523	88,891
Ser. 03-W6, Class 3, IO, 0.365s, 2042	8,956,591	100,351
Ser. 03-W6, Class 23, IO, 0.351s, 2042	9,708,748	104,638
Ser. 03-W4, Class 3A, IO, 0.325s, 2042	9,049,176	79,932
Ser. 03-W8, Class 11, IO, 0.03s, 2042	3,718,268	294
Ser. 03-W6, Class 21, IO, 0.004s, 2042	2,590,335	25
Ser. 05-113, Class DO, PO, zero %, 2036	899,204	691,168
Ser. 363, Class 1, PO, zero %, 2035	6,631,593	4,515,644
Ser. 361, Class 1, PO, zero %, 2035	4,083,913	2,983,385
Ser. 05-65, Class KO, PO, zero %, 2035	309,340	236,368
Ser. 04-38, Class AO, PO, zero %, 2034	2,091,023	1,463,716
Ser. 342, Class 1, PO, zero %, 2033	855,368	619,463
Ser. 02-82, Class TO, PO, zero %, 2032	562,395	415,559
Ser. 04-61, Class CO, PO, zero %, 2031	1,253,000	913,124
Ser. 05-38, PO, zero %, 2031	176,000	122,100
FRB Ser. 05-117, Class GF, zero %, 2036	412,790	393,116

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Fannie Mae
FRB Ser. 05-65, Class ER, zero %, 2035	$1,254,525	$1,319,479
FRB Ser. 05-57, Class UL, zero %, 2035	1,297,197	1,381,865
FRB Ser. 05-36, Class QA, zero %, 2035	240,930	248,672
FRB Ser. 05-65, Class CU, zero%, 2034	177,723	259,011
FRB Ser. 05-81, Class DF, zero %, 2033	178,220	211,637
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	128,832	135,193
Ser. T-60, Class 1A3, 7 1/2s, 2044	2,502,655	2,591,837
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,566,185	1,624,334
Ser. T-58, Class 4A, 7 1/2s, 2043	593,517	612,910
Ser. T-57, Class 1A3, 7 1/2s, 2043	1,696,839	1,752,548
Ser. T-51, Class 2A, 7 1/2s, 2042	702,860	724,286
Ser. T-42, Class A5, 7 1/2s, 2042	489,423	503,949
Ser. T-41, Class 3A, 7 1/2s, 2032	1,433,271	1,477,342
Ser. T-60, Class 1A2, 7s, 2044	2,177,737	2,227,468
Ser. T-41, Class 2A, 7s, 2032	89,869	91,587
Ser. T-56, Class A, IO, 0.63s, 2043	6,370,601	69,177
Ser. T-56, Class 3, IO, 0.355s, 2043	6,807,735	69,950
Ser. T-56, Class 1, IO, 0.278s, 2043	8,468,985	58,207
Ser. T-56, Class 2, IO, 0.038s, 2043	7,766,856	19,699
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	2,509,781	2,622,665
First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.954s, 2033	13,960,367	872,453
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,271,201
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	386,604
Ser. 97-C1, Class A3, 7.38s, 2029	811,557	813,283
First Union-Lehman Brothers-Bank of
America 144A Ser. 98-C2, Class G,
7s, 2035	1,515,000	1,567,737
Freddie Mac
IFB Ser. 2990, Class LB, 3.658s, 2034	1,271,999	1,078,042
IFB Ser. 3153, Class UK, 8.227s, 2036	166,936	167,258
IFB Ser. 2963, Class SV, 7.805s, 2034	373,000	353,913
IFB Ser. 2763, Class SC, 7.805s, 2032	1,883,756	1,842,014
Ser. 3114, Class BL, IO, 7 1/2s, 2030	196,762	39,640
IFB Ser. 3153, Class SX, 7.256s, 2036	432,025	422,249
IFB Ser. 3081, Class DC, 5.766s, 2035	693,586	619,121
IFB Ser. 3114, Class GK, 5.605s, 2036	455,428	408,783
IFB Ser. 2996, Class SA, 5.503s, 2035	604,505	525,541
IFB Ser. 2976, Class LC, 5.358s, 2035	509,324	459,592
IFB Ser. 2976, Class KL, 5.321s, 2035	1,200,745	1,083,275
IFB Ser. 2990, Class DP, 5.211s, 2034	1,050,172	956,921
IFB Ser. 2979, Class AS, 5.211s, 2034	308,976	286,189
IFB Ser. 3072, Class SA, 5.065s, 2035	266,949	230,661
IFB Ser. 3153, Class UT, 4.955s, 2036	250,385	217,820
IFB Ser. 3072, Class SM, 4.735s, 2035	429,828	365,522

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3072, Class SB, 4.588s, 2035	$405,571	$342,787
IFB Ser. 3065, Class DC, 4.264s, 2035	1,044,986	881,126
IFB Ser. 3050, Class SA, 3.878s, 2034	743,926	631,191
IFB Ser. 2990, Class WP, 3.615s, 2035	825,895	742,582
IFB Ser. 2927, Class SI, IO, 3.301s, 2035	1,969,539	202,494
IFB Ser. 2538, Class SH, IO, 2.351s, 2032	284,672	17,124
IFB Ser. 2828, Class GI, IO, 2.301s, 2034	2,165,133	187,044
IFB Ser. 2802, Class SM, IO, 2.151s, 2032	615,804	36,626
IFB Ser. 2869, Class SH, IO, 2.101s, 2034	1,127,664	59,593
IFB Ser. 2869, Class JS, IO, 2.051s, 2034	5,372,564	278,508
IFB Ser. 2882, Class SL, IO, 2.001s, 2034	1,131,584	73,159
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	2,112,498	130,297
IFB Ser. 2682, Class TQ, IO, 1.851s, 2033	877,806	41,970
IFB Ser. 2815, Class PT, IO, 1.851s, 2032	2,125,915	116,396
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	1,022,061	56,373
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	1,521,829	48,984
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	5,035,166	279,764
IFB Ser. 2922, Class SE, IO, 1.551s, 2035	2,909,133	116,365
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	14,413,729	545,561
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	2,633,141	97,920
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	1,333,050	51,656
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	2,959,333	139,069
IFB Ser. 3118, Class SD, IO, 1.501s, 2036	4,969,505	180,921
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	1,172,591	45,074
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	5,173,782	285,293
IFB Ser. 3129, Class SP, IO, 1.501s, 2035	2,130,776	86,893
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	3,406,894	180,661
IFB Ser. 2924, Class SA, IO, 1.501s, 2035	4,138,004	153,882
IFB Ser. 2927, Class ES, IO, 1.501s, 2035	1,590,663	63,879
IFB Ser. 2950, Class SM, IO, 1.501s, 2016	2,199,390	104,471
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	975,437	55,420
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	3,956,308	221,027
IFB Ser. 2986, Class WS, IO, 1.451s, 2035	1,243,552	36,227
IFB Ser. 2962, Class BS, IO, 1.451s, 2035	6,414,915	271,658
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	7,484,172	277,927
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	2,951,429	91,813
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	2,199,200	76,086
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	3,394,404	171,273
IFB Ser. 2990, Class LI, IO, 1.431s, 2034	1,874,858	96,246
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	763,629	39,952
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	2,743,977	145,243
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	1,110,411	58,545
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	978,187	42,757
IFB Ser. 2988, Class AS, IO, 1.001s, 2035	603,710	15,722
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	1,005,822	23,727
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	2,373,442	59,336
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	960,209	25,013
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	5,220,994	123,183
IFB Ser. 2815, Class S, IO, 0.801s, 2032	2,331,855	49,333
Ser. 236, PO, zero %, 2036	3,875,886	2,773,742

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Freddie Mac
Ser. 3045, Class DO, PO, zero %, 2035	$1,102,229	$820,722
Ser. 231, PO, zero %, 2035	40,324,134	27,896,701
Ser. 228, PO, zero %, 2035	8,802,582	6,320,831
FRB Ser. 3022, Class TC, zero %, 2035	195,894	240,032
FRB Ser. 3003, Class XF, zero %, 2035	1,148,509	1,265,692
FRB Ser. 2986, Class XT, zero %, 2035	115,447	129,012
FRB Ser. 2958, Class FL, zero %, 2035	491,182	458,984
FRB Ser. 3046, Class WF, zero %, 2035	280,232	282,768
FRB Ser. 3054, Class XF, zero %, 2034	117,451	126,132
GE Capital Commercial Mortgage Corp.
Ser. 04-C2, Class A4, 4.893s, 2040	2,713,000	2,536,367
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.069s, 2043	36,267,457	300,160
Ser. 05-C3, Class XC, IO, 0.038s, 2045	94,516,516	483,925
General Growth Properties-Mall Properties
Trust 144A FRB Ser. 01-C1A, Class D3,
7.449s, 2014	734,104	734,793
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.07s, 2036	162,000	174,019
Ser. 03-C2, Class A2, 5.457s, 2040	2,566,000	2,508,778
Ser. 04-C2, Class A4, 5.301s, 2038	3,963,000	3,814,823
Ser. 97-C1, Class X, IO, 1.543s, 2029	7,960,920	245,381
Ser. 05-C1, Class X1, IO, 0.109s, 2043	42,309,000	750,139
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	703,681
Ser. 06-C1, Class XC, IO, 0.043s, 2045	67,586,814	446,073
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.166s, 2034	1,336,566	1,255,057
IFB Ser. 05-66, Class SP, 3.473s, 2035	630,109	527,589
IFB Ser. 04-86, Class SW, IO,
1.483s, 2034	2,735,870	120,403
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	8,839,000	360,849
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	2,592,344	85,087
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	8,557,980	302,458
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	2,493,555	74,904
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	2,547,790	82,271
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	5,023,673	158,585
IFB Ser. 05-28, Class SA, IO,
0.933s, 2035	6,373,180	174,469
Ser. 98-2, Class EA, PO, zero %, 2028	350,709	265,580
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5, Class XC, IO,
0.041s, 2037	76,466,572	328,567
Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.079s, 2042	33,550,127	541,835
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	1,775,000	1,717,056
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	38,681
Ser. 05-GG4, Class A4B, 4.732s, 2039	2,400,000	2,208,586

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.449s, 2015	$272,000	$273,530
Ser. 98-C1, Class F, 6s, 2030	528,000	521,136
Ser. 03-C1, Class X1, IO, 0.293s, 2040	12,697,921	229,500
Ser. 04-C1, Class X1, IO, 0.118s, 2028	14,794,462	119,627
Ser. 05-GG4, Class XC, IO, 0.11s, 2039	43,580,634	829,053
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	46,027,293	156,421
JP Morgan Chase Commercial Mortgage
Securities Corp. Ser. 06-LDP7, Class X, IO,
0.009s, 2045	100,000,000	78,730
JP Morgan Commercial Mortgage
Finance Corp. Ser. 97-C5, Class F,
7.561s, 2029	377,000	404,745
JP Morgan Commercial Mortgage
Finance Corp. 144A Ser. 00-C9, Class G,
6 1/4s, 2032	473,000	473,379
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044	1,878,000	1,823,294
FRB Ser. 04-PNC1, Class A4,
5.374s, 2041	16,000	15,547
Ser. 06-CB14, Class A4, 5.481s, 2044	3,560,000	3,430,914
Ser. 05-CB11, Class A4, 5.335s, 2037	2,776,000	2,803,760
Ser. 05-CB12, Class A4, 4.895s, 2037	42,000	39,043
Ser. 04-C3, Class A5, 4.878s, 2042	40,000	37,209
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	624,444
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 04-FL0A, Class X1A, IO,
1.003s, 2019	1,051,892	3,475
Ser. 03-ML0A, Class X1, IO, 0.52s, 2039	2,150,810	78,639
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	15,606,550	143,873
Ser. 05-CB12, Class X1, IO, 0.06s, 2037	22,814,493	242,404
Ser. 05-LDP2, Class X1, IO, 0.05s, 2042	63,015,874	1,029,049
Ser. 05-LDP4, Class X1, IO,
0.046s, 2042	45,816,460	422,370
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	44,721,009	237,580
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	56,125,120	420,938
Ser. 06-CB14, Class X1, IO,
0.038s, 2044	18,418,518	86,337
Ser. 05-LDP5, Class X1, IO,
0.036s, 2044	144,107,102	675,502
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	312,660
Ser. 99-C1, Class G, 6.41s, 2031	337,198	307,979
Ser. 98-C4, Class G, 5.6s, 2035	260,000	250,584
Ser. 98-C4, Class H, 5.6s, 2035	441,000	412,783
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,295
Ser. 05-C7, Class AM, 5.263s, 2040	3,000,000	2,852,239
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	693,312

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO,
0.126s, 2040	$77,426,325	$814,010
Ser. 05-C3, Class XCL, IO, 0.119s, 2040	27,120,692	572,078
Ser. 05-C5, Class XCL, IO, 0.092s, 2020	28,746,572	405,410
Ser. 05-C7, Class XCL, IO, 0.082s, 2040	34,816,604	324,195
Ser. 06-C1, Class XCL, IO, 0.071s, 2041	43,325,331	463,412
Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 03-LLFA, Class L, 8.934s, 2014	757,000	756,300
FRB Ser. 04-LLFA, Class H, 6.149s, 2017	377,000	378,532
FRB Ser. 05-LLFA, 5.999s, 2018	173,000	173,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.143s, 2030	283,000	294,504
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5,
4.855s, 2041	41,000	38,160
FRB Ser. 05-MCP1, Class A4,
4.747s, 2043	40,000	36,821
Ser. 05-MCP1, Class XC, IO,
0.051s, 2043	28,827,464	379,487
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.237s, 2044	15,707,022	153,389
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A Ser. 06-1, Class X,
IO, 0.139s, 2039	26,352,000	153,377
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.05s, 2037	1,426,273	521,203
Ser. 04-C2, Class X, IO, 6.404s, 2040	1,120,744	375,887
Ser. 05-C3, Class X, IO, 5.159s, 2044	1,199,264	384,842
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.722s, 2043	5,456,665	362,323
Ser. 05-HQ6, Class X1, IO,
0.049s, 2042	31,353,637	311,091
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,600,102
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	826,372
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	260,173
Ser. 04-RR, Class F5, 6s, 2039	790,000	664,063
Ser. 04-RR, Class F6, 6s, 2039	820,000	655,588
Ser. 05-HQ5, Class X1, IO,
0.087s, 2042	21,373,461	170,325
Morgan Stanley Dean Witter Capital I
Ser. 00-LIF2, Class A1, 6.96s, 2033	160,036	161,796
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.095s, 2030	470,000	478,822
Permanent Financing PLC FRB Ser. 8,
Class 2C, 5.7s, 2042 (United Kingdom)	1,147,000	1,146,571
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,737,414
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	190,830
Ser. 00-C2, Class J, 6.22s, 2033	439,000	437,595

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)* continued

	Principal amount	Value

Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.714s,
2034 (Ireland)	$1,175,000	$1,181,874
Ser. 04-1A, Class E, 6.464s,
2034 (Ireland)	463,000	463,116
Salomon Brothers Mortgage Securities VII
144A Ser. 03-CDCA, Class X3CD, IO,
1.43s, 2015	1,702,603	6,761
SBA CMBS Trust 144A Ser. 05-1A, Class D,
6.219s, 2035	215,000	210,346
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	336,000	288,174
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	228,000	187,110
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	150,000	128,081
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	5,131,000	4,949,927
Ser. 05-C17, Class A4, 5.083s, 2042	2,878,000	2,718,300
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,219,318
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
8.499s, 2018	313,000	312,421
Ser. 03-C3, Class IOI, IO, 0.387s, 2035	7,429,629	228,856
Ser. 06-C23, Class XC, IO, 0.052s, 2045	39,304,236	239,363
Ser. 06-C26, Class XC, IO, 0.038s, 2045	14,964,000	55,741
Washington Mutual Asset Securities Corp.
144A Ser. 05-C1A, Class G, 5.72s, 2036	73,000	67,950
Washington Mutual Multi-Fam., Mtge.
144A Ser. 01-1, Class B5, 7.199s, 2031
(Cayman Islands)	572,000	586,959

Total collateralized mortgage obligations
(cost $313,943,374)		$297,070,830

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.6%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)
Government National Mortgage Association
Pass-Through Certificates 7s, with due dates from
April 15, 2031 to October 15, 2031	$106,226	$111,255

U.S. Government Agency Mortgage Obligations (25.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
October 1, 2029 to December 1, 2029	290,565	302,029
5 1/2s, June 1, 2035	763,987	736,561
5 1/2s, May 1, 2016	606,743	596,338
Federal National Mortgage Association
Pass-Through Certificates
9s, with due dates from
January 1, 2027 to July 1, 2032	113,248	121,355
8s, with due dates from
March 1, 2033 to July 1, 2033	40,033	42,277

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.6%)*
continued

	Principal amount	Value

U.S. Government Agency Mortgage Obligations continued
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
June 1, 2032 to July 1, 2033	$365,430	$378,134
7s, with due dates from
April 1, 2032 to April 1, 2033	1,487,012	1,522,716
7s, with due dates from
February 1, 2007 to December 1, 2014	291,835	296,575
6 1/2s, with due dates from
September 1, 2034 to
October 1, 2034	1,163,350	1,171,606
6s, with due dates from
November 1, 2034 to June 1, 2036	7,199,912	7,086,947
6s, with due dates from
April 1, 2009 to October 1, 2017	225,690	226,664
6s, TBA, July 1, 2036	2,400,000	2,361,563
5 1/2s, with due dates from
February 1, 2036 to April 1, 2036	5,098,215	4,895,282
5 1/2s, with due dates from
March 1, 2009 to February 1, 2021	3,851,643	3,784,033
5 1/2s, TBA, July 1, 2036	136,000,000	130,570,622
5s, with due dates from
July 1, 2035 to May 1, 2036	25,591,200	23,924,310
5s, with due dates from
June 1, 2019 to January 1, 2020	703,654	679,245
5s, TBA, July 1, 2021	15,500,000	14,924,804
4 1/2s, with due dates from November 1,
2020 to November 1, 2035	932,038	847,421
		194,468,482

Total U.S. government and agency mortgage obligations
(cost $196,878,601)		$194,579,737

U.S. TREASURY OBLIGATIONS (0.3%)*

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, November 15, 2013	$715,000	$676,792
3 1/4s, August 15, 2008	1,335,000	1,284,416

Total U.S. treasury obligations (cost $2,074,684)		$1,961,208

ASSET-BACKED SECURITIES (18.9%)*

	Principal amount	Value

Aames Mortgage Investment Trust FRB
Ser. 04-1, Class 2A1, 5.663s, 2034	$395,372	$395,714
ABSC NIMS Trust 144A Ser. 05-HE2,
Class A1, 4 1/2s, 2035 (Cayman Islands)	351,487	344,563
Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 6.317s, 2013	373,000	377,730
Advanta Mortgage Loan Trust Ser. 00-1,
Class A4, 8.61s, 2028	27,848	27,770
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	1,798	1,792
Ser. 04-5N, Class Note, 5s, 2034	60,468	60,052
Ser. 04-6N, Class Note, 4 3/4s, 2035	93,392	92,575

Putnam VT Income Fund

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 5.733s, 2029	$1,643,256	$1,649,979
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C, 5.699s, 2012	2,441,686	2,442,067
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	720,388	709,779
FRB Ser. 04-3, Class 3A, 3.71s, 2034	807,501	798,083
Americredit Automobile Receivables Trust
144A Ser. 05-1, Class E, 5.82s, 2012	193,149	192,840
Ameriquest Finance NIM Trust 144A
Ser. 04-RN9, Class N1, 4.8s, 2034
(Cayman Islands)	9,264	9,264
Ameriquest Mortgage Securities, Inc. FRB
Ser. 06-R1, Class M10, 7.823s, 2036	388,000	339,800
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	615,298
Ser. 04-1A, Class E, 6.42s, 2039	495,418	476,292
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034
(Cayman Islands)	2,255	2,252
FRB Ser. 05-OPT1, Class B1,
7.823s, 2035	176,000	139,330
Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 04-HE9, Class A2, 5.693s, 2034	182,932	183,177
FRB Ser. 05-HE1, Class A3, 5.613s, 2035	261,110	261,356
Asset Backed Securities Corp. Home Equity
Loan Trust 144A FRB Ser. 06-HE2,
Class M11, 7.823s, 2036	105,000	85,119
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 5.967s, 2033	465,050	465,740
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	6,024,915	17,888
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,097,000	90,305
Bank One Issuance Trust FRB Ser. 03-C4,
Class C4, 6.229s, 2011	470,000	478,868
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	168,725
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 5.841s, 2039	2,465,539	2,465,528
Ser. 04-D, Class A, IO, 3.938s, 2007	5,372,223	145,499
Ser. 05-B, Class A, IO, 2.814s, 2039	4,591,263	150,709
FRB Ser. 03-F, Class A, 5.841s, 2043	841,124	843,226
FRB Ser. 03-G, Class A1, 5.941s, 2039	2,147,000	2,149,054
FRB Ser. 04-D, Class A, 5.731s, 2044	1,117,039	1,117,880
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class A, 6.023s, 2038	631,464	635,190
FRB Ser. 03-SSRA, Class M, 6.673s, 2038	636,626	643,566
FRB Ser. 04-SSRA, Class A1, 5.923s, 2039	527,723	529,359
Bear Stearns Adjustable Rate Mortgage Trust
Ser. 04-1, Class 11A1, 3.603s, 2034	1,198,195	1,193,289
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.949s, 2034	315,444	313,289
Ser. 05-5, Class 21A1, 4.69s, 2035	1,636,265	1,614,288

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Bear Stearns Asset Backed Securities NIM
Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034
(Cayman Islands)	$6,760	$6,760
Ser. 04-HE10, Class A1, 4 1/4s, 2034
(Cayman Islands)	24,548	24,395
Ser. 04-HE10, Class A2, 5s, 2034
(Cayman Islands)	128,000	126,880
Ser. 04-HE6, Class A1, 5 1/4s, 2034
(Cayman Islands)	18,300	18,300
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	12,401	12,401
Ser. 04-HE8N, Class A1, 5s, 2034	6,068	6,061
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 5.913s, 2043	943,000	945,210
FRB Ser. 05-3, Class A1, 5.773s, 2035	514,652	514,652
FRB Ser. 06-EC1, Class M9, 7.323s, 2035	301,000	245,879
FRB Ser. 06-PC1, Class M9, 7.073s, 2035	178,000	144,403
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
7.573s, 2036	106,000	96,394
Broadhollow Funding, LLC 144A FRB
Ser. 04-A, Class Sub, 6.57s, 2009	698,000	706,097
Countrywide Home Loans FRB Ser. 05-22,
Class 2A1, 5.304s, 2035	1,651,239	1,626,212
Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	582,000	568,359
Capital One Multi-Asset Execution Trust FRB
Ser. 02-C1, Class C1, 7.949s, 2010	278,000	285,906
CARMAX Auto Owner Trust Ser. 04-2,
Class D, 3.67s, 2011	127,144	124,528
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.549s, 2011
(Cayman Islands)	42,514	43,480
FRB Ser. 04-AA, Class B4, 10.699s, 2011
(Cayman Islands)	261,816	273,693
CDO Repackaging Trust Series 144A FRB
Ser. 03-2, Class A, 9.516s, 2008	1,505,000	1,642,708
Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 6.279s, 2010	860,000	875,004
Chase Funding Net Interest Margin 144A
Ser. 04-OPT1, Class Note, 4.458s, 2034	89,657	89,030
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	92,033	91,578
Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	75,000	70,599
Citibank Credit Card Issuance Trust FRB
Ser. 01-C1, Class C1, 6.148s, 2010	470,000	476,022
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-WMC1, Class M10, 8.823s, 2035	86,000	76,893
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	3,120,000	2,626,596
Ser. 00-5, Class A4, 7.47s, 2032	171,077	171,359
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,380,421
Ser. 01-1, Class A4, 6.21s, 2032	886,299	886,792

Putnam VT Income Fund

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 01-1, Class A5, 6.99s, 2032	$3,013,000	$2,716,375
Ser. 01-3, Class A4, 6.91s, 2033	2,596,000	2,425,596
Ser. 01-4, Class A4, 7.36s, 2033	2,675,000	2,564,720
Ser. 01-4, Class B1, 9.4s, 2033	30,934	155
Ser. 02-1, Class A, 6.681s, 2033	3,298,214	3,295,370
Ser. 02-1, Class M2, 9.546s, 2033	1,135,000	612,900
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,800,862	635,378
Consumer Credit Reference IDX Securities
144A FRB Ser. 02-1A, Class A,
7.437s, 2007	1,226,000	1,244,390
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.944s, 2034	276,092	273,763
Ser. 05-24, Class 1AX, IO, 1.246s, 2035	9,339,334	245,158
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	8,026,211	300,983
Ser. 06-OA10, Class XBI, IO,
zero %, 2046	3,190,000	166,977
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	14,418	14,397
Ser. 04-14N, 5s, 2036	76,063	75,681
Ser. 04-6N, Class N1, 6 1/4s, 2035	70,674	70,506
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	50,931	49,906
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.16s, 2035	8,627,155	187,371
Ser. 05-9, Class 1X, IO, 0.712s, 2035	7,560,997	182,220
Ser. 06-0A5, Class X, IO, 1.167s, 2046	5,887,989	288,879
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035##	4,014,144	95,963
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035##	4,064,323	106,053
Ser. 05-R2, Class 2A3, 8s, 2035	602,221	624,992
Ser. 05-R3, Class AS, IO, 0.948s, 2035##	2,507,567	50,935
Ser. 06-R1, Class AS, IO, 0.988s, 2036##	8,430,201	198,900
Countrywide Partnership Trust 144A
Ser. 04-EC1N, Class N, 5s, 2035	8,775	8,761
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	716,000	692,308
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	192,912	190,983
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	155,000	155,791
Fieldstone Mortgage Investment Corp. FRB
Ser. 05-1, Class M3, 5.863s, 2035	286,000	286,569
Finance America NIM Trust 144A Ser. 04-1,
Class A, 5 1/4s, 2034	39,974	8,395
First Chicago Lennar Trust 144A Ser. 97-CHL0,
Class D, 7.619s, 2039	660,608	658,230
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034
(Cayman Islands)	6,520	6,511
Ser. 04-FF7A, Class A, 5s, 2034
(Cayman Islands)	20,418	20,371
First Horizon Mortgage Pass-Through Trust
Ser. 05-AR2, Class 1A1, 4.831s, 2035	972,590	960,073

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	$230,371	$230,515
Ford Credit Auto Owner Trust Ser. 04-A,
Class C, 4.19s, 2009	480,000	463,697
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	74,815	74,473
Ser. 04-3, Class B, 7 1/2s, 2034	94,453	87,605
Ser. 04-D, Class N1, 4 1/2s, 2034
(Cayman Islands)	20,238	20,187
Ser. 04-D, Class N2, 7 1/2s, 2034
(Cayman Islands)	20,856	20,835
G-Force CDO, Ltd. 144A Ser. 03-1A,
Class E, 6.58s, 2038 (Cayman Islands)	418,000	410,685
GE Capital Credit Card Master Note Trust
FRB Ser. 04-2, Class C, 5.679s, 2010	836,610	837,488
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 6.173s, 2018	111,634	112,552
FRB Ser. 05-1A, Class C, 6.623s, 2019	513,000	512,995
Gears Auto Owner Trust Ser. 05-AA,
Class E1, 8.22s, 2012	814,000	797,078
GEBL 144A
Ser. 04-2, Class C, 6.049s, 2032	244,827	244,825
Ser. 04-2, Class D, 7.949s, 2032	327,324	327,324
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007	2,167,000	83,971
Goldentree Loan Opportunities II, Ltd.
144A FRB Ser. 2A, Class 4, 7.93s, 2015
(Cayman Islands)	230,000	230,288
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.48s, 2041
(United Kingdom)	1,107,407	1,119,520
FRB Ser. 02-1, Class 1C, 6.38s, 2042
(United Kingdom)	580,000	582,659
FRB Ser. 02-2, Class 1C, 6.33s, 2043
(United Kingdom)	290,000	292,446
Green Tree Financial Corp.
Ser. 97-4, Class A7, 7.36s, 2029	298,865	301,853
Ser. 97-6, Class A8, 7.07s, 2029	167,260	166,985
Ser. 97-6, Class A9, 7.55s, 2029	351,656	357,768
Ser. 97-7, Class A8, 6.86s, 2029	221,208	222,591
Ser. 99-3, Class A5, 6.16s, 2031	60,274	60,650
Ser. 99-3, Class A6, 6 1/2s, 2031	505,000	498,374
Ser. 99-5, Class A5, 7.86s, 2030	6,610,000	5,711,084
Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	1,676,367	1,523,447
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 1.183s, 2045	5,179,870	135,972
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	513,948	511,235
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.855s, 2035	947,642	926,244

Putnam VT Income Fund

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

GSAMP Trust 144A
Ser. 04-NIM1, Class N2, zero %, 2034	$441,112	$324,879
Ser. 04-NIM2, Class N, 4 7/8s, 2034	216,952	216,019
Ser. 05-NC1, Class N, 5s, 2035	103,994	103,765
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	528,338	544,843
Ser. 05-RP3, Class 1A3, 8s, 2035	640,472	668,005
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	203,229	214,073
GSMPS Mortgage Loan Trust 144A
Ser. 04-4, Class 1AS, IO, 1.005s, 2034##	9,671,638	223,656
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035##	2,814,212	65,079
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	646,304	666,411
Ser. 05-RP2, Class 1A3, 8s, 2035	563,618	587,944
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036##	8,819,705	152,967
GSR Mortgage Loan Trust FRB Ser. 04-12,
Class 2A2, 3.554s, 2034	543,530	533,415
Guggenheim Structured Real Estate Funding,
Ltd. 144A
FRB Ser. 05-1A, Class D, 6.853s, 2030
(Cayman Islands)	797,000	797,000
FRB Ser. 05-2A, Class D, 6.873s, 2030
(Cayman Islands)	400,000	401,200
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035	406,108	392,283
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 5.66s, 2036
(Cayman Islands)	1,335,101	1,277,424
Holmes Financing PLC
FRB Ser. 4, Class 3C, 6.368s, 2040
(United Kingdom)	380,000	380,035
FRB Ser. 8, Class 2C, 5.788s, 2040
(United Kingdom)	332,000	332,598
Home Equity Asset Trust 144A Ser. 04-4N,
Class A, 5s, 2034	52,995	52,332
Hyundai Auto Receivables Trust Ser. 04-A,
Class D, 4.1s, 2011	188,000	183,762
JPMorgan Mortgage Acquisition Corp. FRB
Ser. 05-OPT2, Class M11, 7.573s, 2035	268,000	226,242
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 8.073s, 2037
(Cayman Islands)	2,075,000	2,075,000
FRB Ser. 03-1A, Class EFL, 8.302s, 2036
(Cayman Islands)	1,280,000	1,358,300
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 05-1, Class N1, 4.115s, 2035	81,415	80,946
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	5,207,683	117,173
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	2,603,858	58,587
Long Beach Mortgage Loan Trust 144A FRB
Ser. 06-WL3, Class B1, 7.823s, 2036	411,000	338,973
Madison Avenue Manufactured
Housing Contract
Ser. 02-A IO, 0.3s, 2032	65,386,806	694,735
FRB Ser. 02-A, Class B1, 8.573s, 2032	1,626,445	1,138,512

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026	$58,702	$55,627
Ser. 04-2A, Class D, 5.389s, 2026	59,236	56,327
Ser. 05-2, Class D, 6.205s, 2027	61,441	60,395
FRB Ser. 02-1A, Class A1, 5.967s, 2024	708,834	714,871
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,265,065	28,464
Ser. 04-13, Class 3A6, 3.786s, 2034	1,066,000	1,008,516
Ser. 04-7, Class 2A1, 4.652s, 2034	352,194	351,225
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	3,269,552	10,217
Ser. 06-OA1, Class X, IO, 1.58s, 2046	3,050,844	153,496
MASTR Asset Backed Securities
NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034
(Cayman Islands)	145,266	145,266
Ser. 04-HE1A, Class Note, 5.191s, 2034
(Cayman Islands)	11,821	11,757
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	743,182	762,923
Ser. 05-2, Class 1A3, 7 1/2s, 2035	425,773	437,082
MBNA Credit Card Master Note Trust FRB
Ser. 03-C5, Class C5, 6.379s, 2010	860,000	876,053
Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 5.961s, 2027	2,324,702	2,208,467
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	3,229	3,185
FRB Ser. 05-A9, Class 3A1, 5.296s, 2035	2,144,024	2,112,199
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035
(Cayman Islands)	8,954	8,851
Ser. 04-HE2N, Class N1, 5s, 2035
(Cayman Islands)	45,513	44,659
Ser. 04-OP1N, Class N1, 4 3/4s, 2035
(Cayman Islands)	1,220	1,208
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	8,198	8,142
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	16,517	16,387
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	26,856	26,419
Ser. 05-WM1N, Class N1, 5s, 2035	87,171	85,973
Metris Master Trust FRB Ser. 04-2, Class C,
6.617s, 2010	467,000	468,562
Metris Master Trust 144A FRB Ser. 04-2,
Class D, 8.517s, 2010	500,000	505,000
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	249,016	241,010
MMCA Automobile Trust Ser. 02-1, Class B,
5.37s, 2010	528,575	526,567
Morgan Stanley ABS Capital I FRB
Ser. 04-WMC3, Class A2PT, 5.613s, 2035	452,705	452,964
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	244,451	243,004
Ser. 04-HB2, Class E, 5s, 2012	210,997	207,043
Morgan Stanley Dean Witter Capital I FRB
Ser. 01-NC3, Class B1, 8.998s, 2031	104,675	55,478

Putnam VT Income Fund

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.412s, 2035	$2,886,680	$2,868,864
N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 7.341s, 2039
(Cayman Islands)	500,000	514,063
Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1, 5.66s, 2015 (Cayman Islands)	520,000	520,780
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	188,406	181,983
Ser. 05-A, Class C, 4.84s, 2014	230,919	225,535
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	736,000	696,708
Newcastle CDO, Ltd. 144A FRB Ser. 3A,
Class 4FL, 8.523s, 2038 (Cayman Islands)	299,000	300,271
Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 8.595s, 2035	262,577	272,998
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	247,179	257,530
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	764,475	602,645
Ser. 02-C, Class A1, 5.41s, 2032	2,090,873	1,754,866
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	233,525	203,090
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.464s, 2018
(Ireland)	273,000	277,607
FRB Ser. 05-A, Class D, 6.664s, 2012
(Ireland)	300,000	299,880
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.823s, 2035	93,000	81,658
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	189,000	183,743
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10,
7.823s, 2034	179,000	163,616
FRB Ser. 05-WCW2, Class M11,
7.823s, 2035	387,000	297,990
People’s Choice Net Interest Margin Note
144A Ser. 04-2, Class B, 5s, 2034	140,000	137,952
Permanent Financing PLC FRB Ser. 3,
Class 3C, 6.45s, 2042 (United Kingdom)	580,000	586,942
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	415,000	403,523
FRB Ser. 04-AA, Class D, 7.049s, 2011	535,000	540,971
FRB Ser. 04-BA, Class D, 6.599s, 2010	920,000	920,346
FRB Ser. 04-EA, Class D, 6.129s, 2011	267,000	269,583
Renaissance NIM Trust 144A Ser. 05-1,
Class N, 4.7s, 2035	54,026	54,026
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.967s, 2034	264,643	262,655
Residential Funding Mortgage Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	1,604,365	1,503,739
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	92,822	92,416
Ser. 04-NT, Class Note, 5s, 2034	82,430	79,133

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Residential Asset Securities Corp. 144A
Ser. 04-NT12, Class Note, 4.7s, 2035	$31,105	$31,004
FRB Ser. 05-KS10, Class B, 8.073s, 2035	371,000	327,548
Saco I Trust FRB Ser. 05-10, Class 1A1,
5.583s, 2033	1,022,576	1,022,736
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands)	7,356	4,993
Ser. 03-5, Class A, 7.35s, 2033
(Cayman Islands)	4,023	2,869
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	6,120	3,718
Ser. 03-7A, Class A, 7s, 2033
(Cayman Islands)	14,353	10,449
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	23,121	3,699
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	25,834	3,100
Ser. 03-BC2A, Class A, 7 3/4s, 2033
(Cayman Islands)	67,781	14,234
Ser. 04-10A, Class A, 5s, 2034
(Cayman Islands)	174,700	174,036
Ser. 04-11A, Class A2, 4 3/4s, 2035
(Cayman Islands)	229,408	227,711
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands)	104,400	22,968
Ser. 04-8A, Class A, 5s, 2034
(Cayman Islands)	6,375	6,352
Ser. 04-AA, Class A, 4 1/2s, 2034
(Cayman Islands)	65,055	64,866
Ser. 04-BN2A, Class A, 5s, 2034
(Cayman Islands)	27,534	27,424
Ser. 05-1A, Class A, 4 1/4s, 2035	234,160	232,075
Ser. 05-2A, Class A, 4 3/4s, 2035
(Cayman Islands)	33,917	33,662
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035
(Cayman Islands)	286,441	284,358
Ser. 05-WF1A, Class A, 4 3/4s, 2035
(Cayman Islands)	46,785	46,458
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HE1N, Class Note, 4.94s,
2034 (Cayman Island)	64,148	22,452
Ser. 04-HE2N, Class NA, 5.43s,
2034 (Cayman Island)	12,160	11,977
Ser. 04-HE4N, Class NA, 3 3/4s,
2034 (Cayman Island)	126,464	125,199
Ser. 04-HS1N, Class Note, 5.92s,
2034 (Cayman Island)	21,081	21,081
Ser. 04-RM2N, Class NA, 4s, 2035
(Cayman Islands)	66,179	65,517
Soundview Home Equity Loan Trust 144A FRB
Ser. 05-CTX1, Class B1, 7.823s, 2035	202,000	176,397
South Coast Funding 144A FRB Ser. 3A,
Class A2, 6.36s, 2038 (Cayman Islands)	235,000	235,212

Putnam VT Income Fund

ASSET-BACKED SECURITIES (18.9%)* continued

	Principal amount	Value

Structured Adjustable Rate Mortgage
Loan Trust
Ser. 04-10, Class 1A1, 4.906s, 2034	$580,012	$578,204
Ser. 04-12, Class 1A2, 4.965s, 2034	796,021	795,120
Structured Adjustable Rate Mortgage
Loan Trust
Ser. 04-6, Class 1A, 4.381s, 2034	2,518,650	2,510,655
Ser. 04-8, Class 1A3, 4.675s, 2034	47,307	47,167
Ser. 05-9, Class AX, IO, 0.937s, 2035	16,526,008	257,806
FRB Ser. 05-18, Class 6A1, 5.318s, 2035	1,225,890	1,208,747
Structured Adjustable Rate Mortgage Loan
Trust 144A Ser. 04-NP2, Class A,
5.673s, 2034	732,573	732,646
Structured Asset Investment Loan Trust 144A
FRB Ser. 05-HE3, Class M11, 7.823s, 2035	420,000	340,421
FRB Ser. 06-BNC2, Class B1, 7.823s, 2036	115,000	102,363
Structured Asset Receivables Trust 144A
FRB Ser. 05-1, 5.575s, 2015	2,160,735	2,160,061
Structured Asset Securities Corp.
Ser. 03-40A, Class 1A, 5.06s, 2034	338,235	340,117
Ser. 04-8, Class 1A1, 4.675s, 2034	473,067	471,668
IFB Ser. 05-10, Class 3A3, 5.163s, 2034	1,286,464	1,089,539
IFB Ser. 05-6, Class 5A8, 3.255s, 2035	1,815,709	1,375,558
Structured Asset Securities Corp. 144A
Ser. 05-RF4, Class AIO, IO, 1.163s, 2035##	3,229,118	68,114
Terwin Mortgage Trust FRB Ser. 04-5HE,
Class A1B, 5.743s, 2035	365,035	365,310
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038 (Cayman Islands)	718,000	713,306
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)	194,737	194,763
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	18,344,000	246,507
Ser. 05-AR12, Class 2A5, 4.319s, 2035	8,480,000	8,151,100
Ser. 05-AR9, Class 1A2, 4.352s, 2035	764,564	742,720
Ser. 06-AR10, Class 3A1, 5.099s, 2036	1,622,000	1,597,670
FRB Ser. 04-R, Class 2A1, 4.353s, 2034	708,851	687,727
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035	693,445	671,463
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	93,238	91,945
Ser. 04-3, Class D, 4.07s, 2012	211,277	207,795
Ser. 04-4, Class D, 3.58s, 2012	98,687	96,501
Ser. 05-1, Class D, 4 1/4s, 2012	168,177	165,273
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 6s, 2044
(United Kingdom)	697,000	696,826
Whole Auto Loan Trust Ser. 03-1, Class C,
3.13s, 2010	36,680	36,617
Whole Auto Loan Trust 144A Ser. 04-1,
Class D, 5.6s, 2011	280,885	278,574

Total asset-backed securities
(cost $148,559,712)		$143,537,739

CORPORATE BONDS AND NOTES (11.1%)*

	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty
4.027s, 2009	$695,000	$655,565
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	258,700
ICI Wilmington, Inc. company guaranty
5 5/8s, 2013	530,000	508,196
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	179,280
Newmont Mining Corp. notes 5 7/8s, 2035	275,000	246,118
Potash Corp. of Saskatchewan notes
7 3/4s, 2011 (Canada)	225,000	242,372
Teck Cominco Ltd. notes 6 1/8s, 2035
(Canada)	265,000	237,203
Teck Cominco Ltd. notes 5 3/8s, 2015
(Canada)	50,000	46,565
Weyerhaeuser Co. debs. 7.95s, 2025	350,000	369,372
Weyerhaeuser Co. debs. 7 3/8s, 2032	390,000	394,844
		3,138,215

Capital Goods (0.2%)
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	185,000	172,513
L-3 Communications Corp. sr. sub. notes
Class B, 6 3/8s, 2015	240,000	229,200
Lockheed Martin Corp. bonds 8 1/2s, 2029	485,000	610,440
Raytheon Co. debs. 6 3/4s, 2018	35,000	36,704
Sealed Air Corp. 144A notes 5 5/8s, 2013	435,000	414,481
		1,463,338

Communication Services (1.2%)
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	325,000	328,250
AT&T Corp. sr. notes 8s, 2031	270,000	309,988
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	965,000	1,183,113
Citizens Communications Co. sr. notes
6 1/4s, 2013	305,000	288,225
Embarq Corp. notes 7.082s, 2016	355,000	353,050
France Telecom notes 8 1/2s, 2031 (France)	85,000	102,278
France Telecom notes 7 3/4s, 2011 (France)	200,000	214,841
Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	320,000	302,800
Southwestern Bell Telephone debs. 7s, 2027	425,000	420,555
Sprint Capital Corp. company guaranty
6.9s, 2019	615,000	631,841
Sprint Capital Corp. company guaranty
6 7/8s, 2028	735,000	740,444
Telecom Italia Capital SA company guaranty
6 3/8s, 2033 (Luxembourg)	55,000	49,729
Telecom Italia Capital SA company guaranty
5 1/4s, 2013 (Luxembourg)	550,000	508,457
Telecom Italia Capital SA company guaranty
4s, 2010 (Luxembourg)	560,000	524,283

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Communication Services continued
Telecom Italia Capital SA notes 5 1/4s,
2015 (Luxembourg)	$425,000	$381,990
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	515,000	513,421
Telefonica Emisones SAU company
guaranty 6.421s, 2016 (Spain)	115,000	114,850
Telefonica Europe BV company guaranty
8 1/4s, 2030 (Netherlands)	240,000	271,068
Verizon New England, Inc. sr. notes
6 1/2s, 2011	975,000	975,304
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	43,001
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	443,326
Verizon Virginia Inc. debs. Ser. A,
4 5/8s, 2013	255,000	228,999
		8,929,813

Conglomerates (0.1%)
Tyco International Group SA company
guaranty 6 3/4s, 2011 (Luxembourg)	440,000	453,970

Consumer Cyclicals (1.3%)
Cendant Corp. notes 6 1/4s, 2010	735,000	751,990
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	256,887
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	267,774
DaimlerChrysler NA Holding Corp.
company guaranty 7.2s, 2009	1,575,000	1,624,568
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	410,000	409,529
Ford Motor Credit Corp. notes 7 3/4s, 2007	145,000	145,248
Ford Motor Credit Corp. notes 7 3/8s, 2009	1,110,000	1,026,237
Ford Motor Credit Corp. notes 6 3/8s, 2008	425,000	397,517
Ford Motor Credit Corp. notes 5 5/8s, 2008	762,000	704,899
Ford Motor Credit Corp. 144A sr. unsecd.
notes 9 3/4s, 2010	284,000	276,725
General Motors Acceptance Corp. FRN
6.018s, 2007	720,000	714,600
General Motors Acceptance Corp. FRN
Ser. MTN, 6.039s, 2007	760,000	754,783
General Motors Acceptance Corp. FRN
Ser. MTN, 5.968s, 2007	475,000	473,588
GTECH Holdings Corp. notes 4 3/4s, 2010	275,000	264,584
Harrah’s Operating Co., Inc. company
guaranty 5 3/4s, 2017	285,000	259,630
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	43,458
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	391,893
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	360,000	341,573
Office Depot, Inc. notes 6 1/4s, 2013	232,000	230,376
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	263,346
Park Place Entertainment Corp. sr. notes
7s, 2013	480,000	488,563
		10,087,768

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Consumer Staples (1.0%)
Chancellor Media Corp. company guaranty
8s, 2008	$135,000	$140,360
Comcast Corp. company guaranty
4.95s, 2016	15,000	13,368
Cox Communications, Inc. notes
6 3/4s, 2011	265,000	269,854
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	495,000	522,889
CVS Corp. 144A pass-through certificates
6.117s, 2013	487,582	484,027
Dean Foods Co. company guaranty
7s, 2016	285,000	275,738
Delhaize America, Inc. company guaranty
8 1/8s, 2011	565,000	594,201
Fortune Brands, Inc. notes 5 3/8s, 2016	500,000	462,513
Kroger Co. company guaranty 6 3/4s, 2012	20,000	20,532
News America Holdings, Inc. debs.
7 3/4s, 2045	345,000	362,737
News America, Inc. company guaranty
6.4s, 2035	550,000	508,698
News America, Inc. debs. 7 1/4s, 2018	215,000	229,304
TCI Communications, Inc. debs. 9.8s, 2012	670,000	772,911
TCI Communications, Inc. debs. 8 3/4s, 2015	580,000	662,690
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	570,946
Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	5,000	5,560
Time Warner, Inc. debs. 9.15s, 2023	325,000	385,409
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,012,027
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	250,000	245,555
		7,539,319

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	500,000	557,837
Chesapeake Energy Corp. sr. unsecd. notes
7 5/8s, 2013	420,000	422,625
Enterprise Products Operating LP company
guaranty Ser. B, 6 3/8s, 2013	250,000	249,762
Forest Oil Corp. sr. notes 8s, 2011	250,000	255,625
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	220,000	212,880
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	263,200
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	95,000	98,114
Sunoco, Inc. notes 4 7/8s, 2014	260,000	238,568
Valero Energy Corp. sr. unsecd. notes
7 1/2s, 2032	305,000	331,141
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	195,000	186,029
		2,815,781

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Financial (4.0%)
Bank One Corp. sub. debs. 7 5/8s, 2026	$570,000	$641,598
Bank One Corp. sub. notes 5 1/4s, 2013	100,000	96,701
Barclays Bank PLC FRB 6.278s, 2049
(United Kingdom)	460,000	399,280
Block Financial Corp. notes 5 1/8s, 2014	335,000	302,201
Bosphorus Financial Services, Ltd. 144A sec.
FRN 6.97s, 2012 (Cayman Islands)	905,000	908,499
Brandywine Operating Partnership LP notes
5 3/4s, 2012 (R)	220,000	215,334
Capital One Bank notes 6 1/2s, 2013	270,000	276,097
CIT Group, Inc. sr. notes 7 3/4s, 2012	210,000	227,972
CIT Group, Inc. sr. notes 5s, 2015	160,000	147,895
CIT Group, Inc. sr. notes 5s, 2014	1,190,000	1,112,350
Citigroup, Inc. sub. notes 5s, 2014	171,000	160,050
Colonial Properties Trust notes 6 1/4s,
2014 (R)	295,000	291,807
Countrywide Capital III company guaranty
Ser. B, 8.05s, 2027	495,000	553,435
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	495,000	458,438
Developers Diversified Realty Corp. unsecd.
notes 5 3/8s, 2012 (R)	160,000	153,759
Equity One, Inc. company guaranty
3 7/8s, 2009 (R)	355,000	336,007
ERP Operating LP notes 6.584s, 2015	245,000	252,446
Executive Risk Capital Trust company
guaranty Ser. B, 8.675s, 2027	805,000	848,666
Fleet Capital Trust V bank guaranty FRN
6.396s, 2028	470,000	468,798
Fund American Cos. Inc. notes 5 7/8s, 2013	650,000	618,147
GATX Financial Corp 144A notes 5.8s, 2016	235,000	224,938
Greenpoint Capital Trust I company guaranty
9.1s, 2027	265,000	282,840
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	155,106
Heritage Property Investment Trust company
guaranty 5 1/8s, 2014 (R)	325,000	299,988
Hospitality Properties Trust notes 6 3/4s,
2013 (R)	325,000	332,593
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	212,778
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	240,157
HSBC Finance Capital Trust IX FRN
5.911s, 2035	1,400,000	1,336,041
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	135,000	131,599
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	780,000	736,956
International Lease Finance Corp. notes
4 3/4s, 2012	1,075,000	1,016,195
iStar Financial, Inc. sr. unsecd. notes 5 7/8s,
2016 (R)	705,000	676,010
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	130,000	122,792
JPMorgan Chase Capital XV notes 5 7/8s, 2035	515,000	456,995
Lehman Brothers E-Capital Trust I FRN
5.954s, 2065	1,005,000	1,004,828

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Financial continued
Lehman Brothers Holdings, Inc. notes
Ser. MTN, 5 1/2s, 2016	$30,000	$28,666
Liberty Mutual Insurance 144A notes
7.697s, 2097	865,000	818,799
Loews Corp. notes 5 1/4s, 2016	210,000	194,310
MetLife, Inc. notes 5.7s, 2035	265,000	236,393
MetLife, Inc. notes 5s, 2015	565,000	522,658
Nationwide Financial Services, Inc. notes
5 5/8s, 2015 (S)	235,000	227,045
Nationwide Mutual Insurance Co. 144A notes
8 1/4s, 2031	205,000	236,562
NB Capital Trust IV company guaranty
8 1/4s, 2027	2,110,000	2,219,313
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	205,000	191,766
Nuveen Investments, Inc. sr. notes 5s, 2010	205,000	197,101
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	305,000	298,781
PNC Bank NA notes 4 7/8s, 2017	420,000	380,533
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	380,772
Prudential Holdings LLC 144A bonds
8.695s, 2023	650,000	771,706
Rouse Co. (The) notes 7.2s, 2012 (R)	590,000	591,830
Royal Bank of Scotland Group PLC bonds
Ser. 1, 9.118s, 2049 (United Kingdom)	820,000	900,524
Royal Bank of Scotland Group PLC FRB
7.648s, 2049 (United Kingdom)	110,000	118,386
Safeco Capital Trust I company guaranty
8.072s, 2037	585,000	614,977
Simon Property Group LP unsub. 5 3/4s, 2015 (R)	305,000	295,144
Sovereign Bancorp, Inc. 144A sr. notes
4.8s, 2010	295,000	282,552
St. Paul Travelers Cos., Inc. (The) sr. unsecd.
notes 5 1/2s, 2015	35,000	33,059
Sun Life Canada Capital Trust 144A company
guaranty 8.526s, 2049	940,000	994,993
Swiss Re Capital I LP 144A company guaranty
FRN 6.854s, 2049	355,000	345,282
Transamerica Capital III company guaranty
7 5/8s, 2037	455,000	483,672
UBS AG/Jersey Branch FRN 8.413s,
2008 (Jersey)	1,485,000	1,531,481
UBS Preferred Funding Trust I company
guaranty 8.622s, 2049	595,000	650,882
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	425,000	420,073
Westpac Capital Trust III 144A sub. notes FRN
5.819s, 2049 (Australia)	645,000	629,314
		30,295,870

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008	430,000	432,051
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	260,000	248,328

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Health Care continued
Hospira, Inc. notes 5.9s, 2014	$175,000	$171,533
WellPoint, Inc. notes 5s, 2014	230,000	213,921
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	245,000	229,613
Wyeth notes 5 1/2s, 2014	1,020,000	985,569
		2,281,015

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	329,546
Avnet, Inc. notes 6s, 2015	310,000	293,474
Computer Associates International, Inc.
144A sr. notes 6 1/8s, 2014	400,000	362,889
Xerox Corp. sr. notes 6.4s, 2016	445,000	419,969
		1,405,878

Transportation (0.4%)
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	227,900
BNSF Funding Trust I company guaranty
FRB 6.613s, 2055	945,000	887,072
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	1,205,000	1,201,547
Ryder System, Inc. notes Ser. MTN,
5.95s, 2011	185,000	183,762
Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	280,816
		2,781,097

Utilities & Power (1.6%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	330,000	318,246
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	227,519
Atmos Energy Corp. notes 4.95s, 2014	465,000	423,859
Beaver Valley II Funding debs. 9s, 2017	605,000	672,627
CenterPoint Energy Resources Corp. notes
7 3/4s, 2011	515,000	550,558
Cleveland Electric Illuminating Co. (The)
144A sr. notes Ser. D, 7.88s, 2017	225,000	252,677
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	410,000	377,823
Consumers Energy Co. 1st mtge. 5s, 2012	495,000	468,084
Consumers Energy Co. 1st mtge. Ser. B,
5 3/8s, 2013	325,000	311,893
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	350,000	334,396
Duke Energy Field Services, LLC 144A notes
5 3/8s, 2015	105,000	98,603
Enbridge Energy Partners LP sr. notes
5.35s, 2014	245,000	229,640
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	410,000	372,827

CORPORATE BONDS AND NOTES (11.1%)* continued

	Principal amount	Value

Utilities & Power continued
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	$230,000	$230,911
Ipalco Enterprises, Inc. sec. notes
8 3/8s, 2008	160,000	164,400
Kansas Gas & Electric bonds 5.647s, 2021	150,000	141,482
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	285,000	269,735
MidAmerican Energy Holdings Co.
144A bonds 6 1/8s, 2036	1,165,000	1,089,019
Monongahela Power Co. 1st mtge. 5s, 2006	905,000	902,869
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	258,577
Nevada Power Co. 2nd mtge. 9s, 2013	229,000	247,857
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	185,000	175,445
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	25,908
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	375,000	400,462
PacifiCorp Sinking Fund 1st mtge.
5.45s, 2013	485,000	472,617
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	515,570	513,595
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	265,000	251,276
Progress Energy, Inc. sr. unsecd. notes
5 5/8s, 2016	400,000	382,277
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	390,000	400,592
Public Service Co. of New Mexico sr. notes
4.4s, 2008	270,000	261,585
Southern California Edison Co. 1st mtge.
5s, 2014	100,000	94,482
Southern California Edison Co. notes
6.65s, 2029	515,000	524,102
Teco Energy, Inc. notes 7.2s, 2011	465,000	467,906
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	275,000	265,022
TXU Corp. sr. notes Ser. P, 5.55s, 2014	615,000	557,869
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	41,172
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	290,975
York Power Funding 144A notes 12s, 2007
(Cayman Islands) (In default) (F) †	80,689	6,729
		13,075,616

Total corporate bonds and notes
(cost $87,700,207)		$84,267,680

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (0.3%)*

Expiration date/		Contract
strike price		amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/$5.28	$40,872,000	$1,651,544
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.28% versus the three month
USD-LIBOR-BBA maturing on
March 8, 2017.	Mar-07/$5.28	40,872,000	260,731

Total purchased options outstanding (cost $2,004,772)			$1,912,275

MUNICIPAL BONDS AND NOTES (0.1%)*

		Principal
	Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	$415,000	$415,125
NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa	530,000	482,517
AMBAC, U.S. Govt. Coll., 4.252s,
1/1/16 (Prerefunded)	Aaa	25,000	22,466

Total municipal bonds and notes (cost $969,729)			$920,108

UNITS (—%)* (cost $309,099)

		Units	Value

Cendant Corp. units 4.89s, 2006		330,000	$164,692

SHORT-TERM INVESTMENTS (24.2%)*

		Principal amount/shares	Value

Short-term investments held as collateral
for loaned securities with yields ranging
from 4.60% to 5.44% and due dates ranging
from July 3, 2006 to August 14, 2006 (d)		$212,520	$212,100
Wells Fargo Bank NA Certificate of Deposit
for an effective yield of 5.20%, July 3, 2006		7,000,000	7,000,000
Putnam Prime Money Market Fund (e)		171,694,555	171,694,555
U.S. Treasury Bills for an effective yield
of 4.75%, August 17, 2006 #		1,100,000	1,093,250
Merrill Lynch and Co. for an effective
yield of 4.34%, July 3, 2006		4,000,000	3,998,862

Total short-term investments (cost $183,998,767)			$183,998,767

Total investments (cost $936,438,945)			$908,413,036

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Short)	62	$14,634,325	Mar-07	$40,131
Euro 90 day (Long)	62	14,632,000	Sep-06	(35,819)
U.S. Treasury Long
Bond 20 yr (Long)	19	2,024,094	Sep-06	(17,848)
U.S. Treasury Note
10 yr (Long)	1,004	105,200,375	Sep-06	(429,949)
U.S. Treasury Note
5 yr (Short)	749	77,427,875	Sep-06	343,967
U.S. Treasury Note
2 yr (Long)	625	126,681,513	Sep-06	538,439

Total				$438,921

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $4,322,007) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.55% versus the three
month USD-LIBOR-BBA
maturing on July 5, 2017.		$43,180,000	Jul-07/$4.55	$80,747
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.55% versus the three month
USD-LIBOR-BBA maturing on
July 5, 2017.		43,180,000	Jul-07/$4.55	3,801,347
Option on an interest rate swap
with Lehman Brothers International
for the obligation to pay a fixed rate
of 5.225% semi-annually versus the
three month USD-LIBOR-BBA
maturing March 5, 2018.		14,181,000	Mar-08/$5.23	745,325
Option on an interest rate swap
with Lehman Brothers International
for the obligation to receive a fixed
rate of 5.225% semi-annually versus
the three month USD-LIBOR-BBA
maturing March 5, 2018.		14,181,000	Mar-08/$5.23	204,972

Total				$4,832,391

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06
(proceeds receivable $2,551,859) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

FNMA, 5 1/2s, July 1, 2021		$2,600,000	7/18/06	$2,551,250

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(511,762)

21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	1,174,258

1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	138,658

1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	109,469

3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	261,505

8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	670,808

22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(1,811,274)

39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	1,342,793

35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,424,536)

29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	1,527,147

24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	1,397,411

23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(1,247,575)

Citibank, N.A.
1,590,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	30,247

Credit Suisse First Boston International
10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(757,855)

11,098,100	7/9/06	3 month USD-LIBOR-BBA	2.931%	22,013

28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	(837,121)

Credit Suisse International
1,656,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(42,921)

Goldman Sachs Capital Markets, L.P.
1,696,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	19,456

4,880,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	105,465

JPMorgan Chase Bank, N.A.
19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	1,100,091

16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,318,936)

5,862,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(365,885)

25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(2,482,814)

1,800,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	168,892

7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	591,423

35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,782,400)

65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	2,900,123

Lehman Brothers Special Financing, Inc.
10,300,000	5/5/16	5.653%	3 month USD-LIBOR-BBA	49,652

11,700,000	5/5/08	5.3975%	3 month USD-LIBOR-BBA	42,916

13,300,000	4/28/16	5.613%	3 month USD-LIBOR-BBA	102,802

38,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	1,330,560

3,400,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(276,252)

12,200,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(186,376)

19,800,000	4/28/08	5.4025%	3 month USD-LIBOR-BBA	70,248

680,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	13,584

33,131,000	12/11/13	4.64101%	3 month USD-LIBOR-BBA	2,097,451

11,079,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	210,491

54,280,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	2,738,591

Total				$ 5,170,347

Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Fixed payments		Total return	Unrealized
Swap counterparty /	Termination	received (paid) by		received by	appreciation/
Notional amount	date	fund per annum		or paid by fund	(depreciation)

Citibank, N.A.
$6,750,000	11/1/06	(7.5 bp plus		Lehman Brothers	$240
		beginning		AAA 8.5+ CMBS
		of period nominal		Index adjusted
		spread of Lehman		by modified
		Brothers AAA		duration factor
8.5+ Commercial
Mortgage Backed
Securities Index)

Deutsche Bank AG London
6,750,000	11/1/06	(5 bp plus		Lehman Brothers	2
		nominal spread		AAA 8.5+ CMBS
		of Lehman		Index adjusted
		Brothers AAA		by modified
		8.5+ Commercial		duration factor
Mortgage Backed
Securities Index)

Goldman Sachs International
1,592,000	9/15/11	678 bp (1 month		Ford Credit Auto	(13,725)
		USD-LIBOR)		Owner Trust
Series 2005-B
Class D

6,320,000	11/1/06	(5 bp plus		Lehman Brothers	670
		change in spread		AAA 8.5+ CMBS
		on the Lehman		Index adjusted
		Brothers AAA		by modified
		8.5+ Commercial		duration factor
Mortgage Backed
Securities Index
multiplied by
the modified
duration factor)

28,010,000	12/1/06	(5 bp plus		Lehman Brothers	11,064
		change in spread		Aaa 8.5+ CMBS
		on the Lehman		Index adjusted
		Brothers Aaa		by modified
		8.5+ Commercial		duration factor
Mortgage Backed
Securities Index
multiplied by
the modified
duration factor)

Total					$(1,749)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8s, 2012	$—	$305,000	9/20/11	(111 bp)	$(237)

L-3 Communications
Corp. 7 5/8s, 2012	—	120,000	6/20/11	(101 bp)	183

Waste Management,
7.375%, 8/1/10	—	490,000	9/20/12	64 bp	4,673

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
DJ CDX NA HY
Series 6 Index	$216	$163,000	6/20/11	(345 bp)	$(910)

DJ CDX NA HY
Series 6Index	1,402	81,500	6/20/11	(345 bp)	838

DJ CDX NA HY Series 6
Index 25-35% tranche	—	652,000	6/20/11	80 bp	(1,061)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	326,000	6/20/11	74 bp	(1,576)

Deutsche Bank AG
CVS Corp., 5.625%,
3/15/06	—	140,000	12/20/14	0.58%	663

France Telecom, 7.25%,
1/28/2013	—	750,000	6/20/16	70 bp	(1,392)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY
Series 6 Index	2,126	200,250	6/20/11	(345 bp)	742

DJ CDX NA HY Series 6
Index 25-35% tranche	—	801,000	6/20/11	74 bp	(3,411)

DJ CDX NA IG
Series 5 Index	(27,943)	11,100,000	12/20/10	(45 bp)	(51,448)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	442,000	12/20/10	(115 bp)	(5,941)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	492,000	12/20/10	(113 bp)	(6,222)

Goodrich Corp., 7 5/8%,
12/15/12	—	380,000	9/20/10	49 bp	2,637

Noble Energy, Inc., 8%,
4/1/27	—	500,000	6/20/13	60 bp	(7,977)

Goldman Sachs International
DJ CDX NA HY
Series 6 Index	534	199,750	6/20/11	(345 bp)	(847)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	799,000	6/20/11	85 bp	237

One of the underlying
securities in the
basket of BB CMBS
securities	—	3,768,000	(a)	2.461%	188,931

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY
Series 6 Index	(534)	199,000	6/20/11	(345 bp)	(1,910)

DJ CDX NA HY
Series 6 Index	1,279	160,000	6/20/11	(345 bp)	172

DJ CDX NA HY
Series 6 Index	2,089	196,750	6/20/11	(345 bp)	728

DJ CDX NA HY Series 6
Index 25-35% tranche	—	796,000	6/20/11	96 bp	3,959

DJ CDX NA HY Series 6
Index 25-35% tranche	—	640,000	6/20/11	74 bp	(2,830)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	787,000	6/20/11	72 bp	(7,543)

DJ CDX NA IG
Series 5 Index	(1,610)	4,985,000	12/20/10	45 bp	(12,165)

DJ CDX NA IG
Series 4 Index	(3,629)	2,710,000	12/20/10	(45 bp)	(9,368)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	650,000	6/20/12	309 bp	32,660

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
DJ CDX NA IG Series 4
Index 3-7% tranche	$—	$515,500	6/20/10	(124.5 bp)	$(10,980)

DJ CDX NA IG
Series 5 Index	(10,151)	5,570,000	12/20/10	(45 bp)	(21,946)

Hilton Hotels, 7 5/8%,
12/1/2012	—	610,000	6/20/13	94 bp	(11,121)

Merrill Lynch International
DJ CDX NA IG
Series 5 Index	(1,673)	2,595,000	12/20/10	(45 bp)	(7,167)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	442,000	12/20/12	246 bp	3,386

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY
Series 6 Index	(1,633)	202,500	6/20/11	(345 bp)	(3,034)

DJ CDX NA HY
Series 6 Index	(1,129)	210,000	6/20/11	(345 bp)	(2,581)

DJ CDX NA HY
Series 6 Index	(645)	120,000	6/20/11	(345 bp)	(1,474)

DJ CDX NA HY
Series 6 Index	—	203,000	6/20/11	(345 bp)	(1,404)

DJ CDX NA HY
Series 6 Index	2,163	203,750	6/20/11	(345 bp)	754

DJ CDX NA HY Series 6
Index 25-35% tranche	—	810,000	6/20/11	107.5 bp	8,074

DJ CDX NA HY Series 6
Index 25-35% tranche	—	840,000	6/20/11	106 bp	7,847

DJ CDX NA HY Series 6
Index 25-35% tranche	—	480,000	6/20/11	103.5 bp	3,955

DJ CDX NA HY Series 6
Index 25-35% tranche	—	812,000	6/20/11	885 bp	(2,107)

DJ CDX NA HY Series 6
Index 25-35% tranche	—	815,000	6/20/11	73 bp	(11,159)

DJ CDX NA HY Series 6
Index 25-35% tranche	3,504	203,750	6/20/11	345 bp	2,095

DJ CDX NA HY Series 6
Index 25-35% tranche	—	815,000	6/20/11	74 bp	(3,940)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	3,877,500	6/20/10	(62 bp)	3,104

DJ CDX NA IG Series 4
Index 3-7% tranche	—	1,031,000	6/20/12	275 bp	32,497

DJ CDX NA IG Series 4
Index 3-7% tranche	—	650,000	6/20/10	(110.5 bp)	(10,677)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	442,000	12/20/12	248 bp	3,862

DJ CDX NA IG Series 5
Index 3-7% tranche	—	442,000	12/20/10	(115 bp)	(5,941)

Total					$93,628

* Payments related to the reference debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

See page 231 for Notes to the Portfolios.

Putnam VT International Equity Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.2%)*

	Shares	Value

Australia (1.7%)
Commonwealth Bank of Australia	15,978	$527,007
Macquarie Bank, Ltd. (S)	189,951	9,734,286
Macquarie Infrastructure Group (S)	2,035,347	5,079,151
Macquerie Infrastructure Group 144A	342,599	854,946
Mayne Pharma, Ltd. †	270,135	521,636
National Australia Bank, Ltd.	41,263	1,077,514
Promina Group, Ltd.	135,791	566,788
Woolworths, Ltd.	42,098	630,014
		18,991,342

Austria (0.1%)
Oesterreichische Post AG 144A †	44,620	1,353,147

Belgium (3.1%)
InBev NV	215,933	10,587,298
KBC Groupe SA	141,313	15,158,101
Mobistar SA	93,871	7,446,873
		33,192,272

Brazil (1.1%)
Petroleo Brasileiro SA ADR	127,890	11,421,856

Canada (0.7%)
Canadian Natural Resources, Ltd.	56,444	3,133,409
Teck Comico, Ltd. Class B	9,882	595,338
Telus Corp.	86,054	3,486,898
		7,215,645

China (0.1%)
China Shenhua Energy Co., Ltd.	445,000	822,196

France (10.4%)
Air Liquide	2,948	574,021
Axa SA	33,777	1,108,099
BNP Paribas SA	179,924	17,217,958
France Telecom SA	553,889	11,903,953
Groupe Danone	5,726	727,311
LVMH Moet Hennessy Louis Vuitton SA	5,509	546,557
Renault SA	157,350	16,898,446
Sanofi-Synthelabo SA	5,269	513,989
Schneider Electric SA	59,519	6,201,746
Societe Generale	116,408	17,115,177
Technip SA	11,143	616,866
Total SA	433,524	28,516,699
Veolia Environnement	226,314	11,692,328
		113,633,150

Germany (5.2%)
Adidas-Salomon AG	127,436	6,134,199
Allianz AG	122,903	19,397,882
BASF AG	222,588	17,854,471
Deutsche Bank AG	9,260	1,041,351
Deutsche Post AG	18,800	504,992
Henkel KGaA (Preference)	89,200	10,194,232

COMMON STOCKS (98.2%)* continued

	Shares	Value
Germany continued
SAP AG	2,556	$538,868
Schwarz Pharma AG	5,203	466,441
Siemens AG	8,499	739,429
		56,871,865

Greece (1.3%)
Alpha Bank AE	62,375	1,553,461
Hellenic Telecommunication
Organization (OTE) SA †	251,718	5,541,766
National Bank of Greece SA	113,500	4,480,989
Postal Savings Bank 144A †	98,476	2,016,943
		13,593,159

Hong Kong (0.5%)
BOC Hong Kong Holdings, Ltd.	338,500	662,469
Esprit Holdings, Ltd.	588,000	4,799,876
		5,462,345

Hungary (0.3%)
MOL Magyar Olaj- es Gazipari Rt.	35,053	3,602,213

Ireland (1.8%)
Bank of Ireland PLC	336,993	6,010,295
CRH PLC	409,002	13,292,348
		19,302,643

Italy (4.2%)
Enel SpA	69,341	597,518
IntesaBCI SpA	1,544,792	9,045,576
Mediaset SpA	877,164	10,317,378
Saipem SpA	64,750	1,470,224
UniCredito Italiano SpA	3,065,957	24,087,331
		45,518,027

Japan (26.2%)
Aeon Co., Ltd.	277,600	6,096,028
Aiful Corp.	130,700	6,986,675
Asahi Kasei Corp.	1,176,000	7,685,669
Astellas Pharma, Inc.	38,900	1,429,396
Canon, Inc.	231,450	11,359,882
Chiyoda Corp.	180,000	3,685,039
Credit Saison Co., Ltd.	157,500	7,468,504
Dai Nippon Printing Co., Ltd.	691,000	10,700,525
Daiichi Sankyo Co., Ltd.	301,800	8,317,323
Daito Trust Construction Co., Ltd.	220,400	12,225,162
East Japan Railway Co.	2,198	16,345,582
Electric Power Development Co.	192,000	7,323,885
Fanuc, Ltd.	73,900	6,646,474
Fuji Television Network, Inc.	215	477,778
Hoya Corp.	14,100	502,073
Japan Tobacco, Inc.	3,868	14,111,601
Komatsu, Ltd.	120,000	2,388,451
Konica Corp.	588,000	7,433,596
Kubota Corp.	333,000	3,161,024

Putnam VT International Equity Fund

COMMON STOCKS (98.2%)* continued

	Shares	Value

Japan continued
Lawson, Inc.	173,200	$6,318,845
Matsushita Electric Industrial Co., Ltd.	806,000	17,029,659
Mitsubishi Corp.	445,100	8,898,106
Mitsubishi UFJ Financial Group, Inc.	164	2,295,713
Mitsui & Co., Ltd.	57,000	805,879
Mitsui Fudoscan Co., Ltd.	309,000	6,717,979
Mizuho Financial Group, Inc.	2,492	21,126,404
Nidec Corp.	6,200	444,794
Nippon Mining Holdings, Inc.	278,500	2,346,417
Nippon Steel Corp.	209,000	791,750
Nissan Motor Co., Ltd.	413,000	4,516,623
Nomura Securities Co., Ltd.	48,100	902,664
NTT DoCoMo, Inc.	296	435,066
Omron Corp.	337,300	8,602,183
Ono Pharmaceutical Co., Ltd.	91,300	4,449,178
Orix Corp.	4,400	1,075,941
Rohm Co., Ltd.	70,400	6,300,892
Sankyo Co., Ltd.	107,600	6,843,850
Shimizu Corp.	762,000	4,273,333
SMC Corp.	5,198	736,270
Suzuki Motor Corp.	436,200	9,445,276
Terumo Corp.	172,800	5,775,118
Tokyo Electric Power Co.	21,859	604,326
Tokyo Gas Co., Ltd.	1,151,000	5,427,725
TonenGeneral Sekiyu KK (S)	509,000	5,236,955
Toyota Motor Corp.	388,600	20,364,952
		286,110,565

Netherlands (9.2%)
ABN AMRO Holding NV	618,184	16,905,549
Endemol NV	33,278	558,203
European Aeronautic Defense and
Space Co.	227,334	6,527,921
European Aeronautic Defense and
Space Co. 144A	62,650	1,799,002
ING Groep NV	511,271	20,086,971
Koninklijke (Royal) KPN NV	1,324,861	14,888,808
Royal Dutch Shell PLC Class A	579,561	19,487,478
Royal Dutch Shell PLC Class B	539,922	18,881,214
Royal Numico NV	12,048	540,504
SBM Offshore NV	41,799	1,113,690
		100,789,340

Norway (1.0%)
Norsk Hydro ASA	418,085	11,090,144

Russia (0.2%)
OAO Gazprom	238,708	2,506,434

COMMON STOCKS (98.2%)* continued

	Shares	Value

Singapore (2.4%)
Chartered Semiconductor
Manufacturing, Ltd. †	8,089,000	$6,907,116
Singapore Airlines, Ltd.	632,000	5,076,787
Singapore Telecommunications, Ltd.	1,919,000	3,083,023
StarHub, Ltd. 144A	287,000	413,890
United Overseas Bank, Ltd.	1,092,000	10,774,953
		26,255,769

South Korea (1.8%)
Hynix Semiconductor, Inc. †	153,720	4,984,068
Hynix Semiconductor, Inc. GDR 144A †	35,945	1,125,797
LG Electronics, Inc.	7,200	436,525
POSCO	29,687	7,966,408
Shinhan Financial Group Co., Ltd.	110,180	5,169,770
		19,682,568

Spain (1.9%)
Banco Bilbao Vizcaya Argentaria SA	95,225	1,957,662
Iberdrola SA	537,595	18,509,399
		20,467,061

Sweden (1.9%)
Hennes & Mauritz AB Class B	190,540	7,381,990
SKF AB Class B	305,631	4,816,996
Telefonaktiebolaget LM Ericsson AB
Class B	2,546,188	8,414,930
		20,613,916

Switzerland (10.7%)
Credit Suisse Group	373,590	20,865,156
Holcim, Ltd.	54,678	4,183,334
Julius Baer Holding, Ltd. Class B	101,708	8,819,621
Nestle SA	39,652	12,432,733
Nobel Biocare Holding AG	44,711	10,596,365
Novartis AG	75,126	4,060,865
Roche Holding AG	142,756	23,557,596
Serono SA	3,010	2,075,564
STMicroelectronics NV	367,601	5,917,021
Swatch Group AG (The) (S)	26,923	938,689
Swatch Group AG (The) Class B	33,048	5,572,313
Xstrata PLC (London Exchange)	71,300	2,703,029
Xstrata PLC 144A	31,700	1,201,768
Zurich Financial Services AG (S)	62,279	13,628,458
		116,552,512

Taiwan (0.5%)
Lite-On Technology Corp.	2,077,000	3,076,488
United Microelectronics Corp.	4,474,241	2,681,338
		5,757,826

Putnam VT International Equity Fund

COMMON STOCKS (98.2%)* continued

			Shares	Value

United Kingdom (10.9%)
AstraZeneca PLC			6,159	$371,763
BAE Systems PLC			122,353	836,624
Barclays PLC			1,514,718	17,213,177
Barratt Developments PLC			383,964	6,731,413
BHP Billiton PLC			69,199	1,342,402
GlaxoSmithKline PLC			40,826	1,140,798
Imperial Tobacco Group PLC			14,147	436,645
Ladbrokes PLC			1,032,634	7,781,824
Pennon Group PLC			16,906	417,378
Punch Taverns PLC			827,963	13,397,580
Reckitt Benckiser PLC			462,040	17,259,902
Rio Tinto PLC			316,353	16,726,054
Royal Bank of Scotland Group PLC			202,029	6,642,825
Schroders PLC			68,733	1,283,790
Scottish and Southern Energy PLC			24,821	528,326
Stagecoach Group PLC			286,572	610,776
Tesco PLC			218,848	1,351,750
Vodafone Group PLC			11,846,397	25,248,442
				119,321,469

United States (1.0%)
iShares MSCI EAFE Index Fund			168,546	11,021,223

Total common stocks (cost $929,648,224)				$1,071,148,687

WARRANTS (—%)* † (cost $442,080)

	Expiration	Strike
	date	price	Warrants	Value

Fuji Television Network
Structured Exercise Call
Warrants 144A (issued
by Merrill Lynch
International & Co.)	11/22/06	$0.00	197	$437,778

SHORT-TERM INVESTMENTS (4.6%)*

			Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.55%
to 5.31% and due date July 3, 2006 (d)			$28,534,598	$28,523,840
Putnam Prime Money Market Fund (e)			21,303,847	21,303,847

Total short-term investments
(cost $49,827,687)				$49,827,687

Total investments (cost $979,917,991)				$1,121,414,152

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $204,443,588) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$48,065,645	$47,447,714	7/19/06	$617,931
British Pound	116,876,893	117,482,650	9/20/06	(605,757)
Euro	19,037,287	18,826,235	9/20/06	211,052
Japanese Yen	449,333	459,598	8/16/06	(10,265)
Norwegian Krone	17,128,887	17,565,719	9/20/06	(436,832)
Swedish Krona	2,694,428	2,661,672	9/20/06	32,756

Total				$(191,115)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $196,215,188) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,969,024	$8,128,471	7/19/06	$159,447
British Pound	2,659,964	2,654,218	9/20/06	(5,746)
Canadian Dollar	7,407,331	7,188,065	7/19/06	(219,266)
Euro	18,723,689	18,529,081	9/20/06	(194,608)
Japanese Yen	87,138,646	87,710,706	8/16/06	572,060
Norwegian Krone	5,436,054	5,360,755	9/20/06	(75,299)
Swedish Krona	13,923,487	13,759,097	9/20/06	(164,390)
Swiss Franc	52,791,889	52,884,795	9/20/06	92,906

Total				$165,104

The fund had the following industry group concentration greater than 10%
at June 30, 2006 (as a percentage of net assets):
Banking	16.7%

See page 231 for Notes to the Portfolios.

Putnam VT International Growth and Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.7%)*

	Shares	Value

Aerospace and Defense (1.0%)
European Aeronautic Defense and
Space Co. (Netherlands)	101,495	$2,914,440
European Aeronautic Defense and
Space Co. 144A (Netherlands)	30,560	877,534
		3,791,974

Airlines (1.6%)
British Airways PLC (United Kingdom) †	502,529	3,185,268
Singapore Airlines, Ltd. (Singapore)	395,000	3,172,992
		6,358,260

Automotive (4.8%)
Bayerische Motoren Werke (BMW)
AG (Germany)	47,700	2,380,833
Hyundai Motor Co. (South Korea)	27,190	2,310,749
Nissan Motor Co., Ltd. (Japan)	353,800	3,869,204
Renault SA (France)	45,399	4,875,580
Suzuki Motor Corp. (Japan)	244,000	5,283,465
		18,719,831

Banking (23.9%)
ABN AMRO Holding NV (Netherlands)	235,278	6,434,175
Bank of Ireland PLC (Ireland)	332,916	5,937,581
Barclays PLC (United Kingdom)	726,208	8,252,590
BNP Paribas SA (France)	102,719	9,829,768
Credit Agricole SA (France)	141,658	5,388,015
Daegu Bank (South Korea)	151,850	2,721,900
HSBC Holdings PLC (United Kingdom)	617,757	10,870,106
IntesaBCI SpA (Italy)	487,232	2,853,001
Iyo Bank Ltd. (The) (Japan)	260,000	2,559,055
KBC Groupe SA (Belgium)	36,913	3,959,515
Mizuho Financial Group, Inc. (Japan)	527	4,467,742
National Bank of Greece SA (Greece)	114,985	4,539,616
Pusan Bank (South Korea)	134,060	1,710,382
Royal Bank of Scotland Group PLC
(United Kingdom)	305,729	10,052,538
Societe Generale (France)	48,069	7,067,465
UniCredito Italiano SpA (Italy)	816,356	6,413,605
		93,057,054

Basic Materials (1.8%)
Teck Comico, Ltd. Class B (Canada)	71,600	4,313,517
Xstrata PLC (Switzerland)	70,682	2,679,601
		6,993,118

Chemicals (1.3%)
BASF AG (Germany)	60,528	4,855,138

Commercial and Consumer Services (1.1%)
GS Holdings Corp. (South Korea)	53,100	1,668,473
Macquarie Infrastructure Group (Australia)	1,046,499	2,611,509
		4,279,982

Computers (—%)
Lite-On Technology Corp. (Taiwan)	43,000	63,692

COMMON STOCKS (99.7%)* continued

	Shares	Value

Conglomerates (1.8%)
Investor AB Class B (Sweden)	144,200	$2,643,153
Vivendi SA (France)	126,409	4,428,221
		7,071,374

Construction (1.5%)
Aker Kvaerner ASA (Norway)	31,600	2,966,802
Holcim, Ltd. (Switzerland)	36,978	2,829,133
		5,795,935

Consumer Cyclicals (1.9%)
Matsushita Electric Industrial Co., Ltd. (Japan)	350,000	7,395,013

Consumer Finance (1.1%)
Acom Co., Ltd. (Japan)	36,661	1,991,818
Sanyo Shinpan Finance Co., Ltd. (Japan)	43,600	2,220,052
		4,211,870

Consumer Goods (0.8%)
Reckitt Benckiser PLC
(United Kingdom)	87,368	3,263,707

Distribution (0.6%)
Canon Sales Co., Inc. (Japan)	116,000	2,395,101

Electric Utilities (1.9%)
Chubu Electric Power, Inc. (Japan)	77,200	2,087,034
E.On AG (Germany)	46,134	5,308,409
		7,395,443

Electrical Equipment (1.4%)
Brother Industries, Ltd. (Japan)	188,000	1,855,328
Schneider Electric SA (France)	34,580	3,603,158
		5,458,486

Electronics (4.4%)
Hynix Semiconductor, Inc.
(South Korea) †	57,090	1,851,031
Hynix Semiconductor, Inc. GDR 144A
(South Korea) †	12,865	402,932
Omron Corp. (Japan)	195,800	4,993,500
Rohm Co., Ltd. (Japan)	30,200	2,702,940
Samsung Electronics Co., Ltd.
(South Korea)	3,068	1,950,658
STMicroelectronics NV (Switzerland)	168,285	2,708,768
United Microelectronics Corp. (Taiwan)	3,863,000	2,315,032
		16,924,861

Engineering & Construction (3.9%)
Daito Trust Construction Co., Ltd. (Japan)	106,900	5,929,536
Shimizu Corp. (Japan)	792,000	4,441,575
Skanska AB Class B (Sweden)	310,400	4,784,403
		15,155,514

Food (1.9%)
Nestle SA (Switzerland)	11,893	3,729,005
Toyo Suisan Kaisha, Ltd. (Japan)	243,000	3,809,764
		7,538,769

Putnam VT International Growth and Income Fund

COMMON STOCKS (99.7%)* continued

	Shares	Value

Gaming & Lottery (1.8%)
Landbrokes PLC (United Kingdom)	414,926	$3,126,840
Sankyo Co., Ltd. (Japan)	60,000	3,816,273
		6,943,113

Homebuilding (1.2%)
Barratt Developments PLC
(United Kingdom)	271,511	4,759,958

Insurance (6.2%)
Allianz AG (Germany)	35,420	5,590,368
Axa SA (France)	223,886	7,344,874
ING Groep NV (Netherlands)	237,590	9,334,508
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	14,617	1,997,356
		24,267,106

Investment Banking/Brokerage (6.1%)
Credit Suisse Group (Switzerland)	177,925	9,937,185
Deutsche Bank AG (Germany)	70,042	7,876,703
Nomura Securities Co., Ltd. (Japan)	223,000	4,184,908
Spark Infrastructure Group (Australia)	2,040,306	1,712,329
		23,711,125

Metals (4.2%)
China Steel Corp. (Taiwan)	1,275,000	1,264,287
JFE Holdings, Inc. (Japan)	67,100	2,847,200
Nippon Steel Corp. (Japan)	696,000	2,636,640
POSCO (South Korea)	24,632	6,609,916
Rautaruukki OYJ (Finland)	11,800	356,338
Zinifex, Ltd. (Australia)	330,484	2,459,414
		16,173,795

Natural Gas Utilities (0.8%)
Tokyo Gas Co., Ltd. (Japan)	646,000	3,046,317

Oil & Gas (7.5%)
MOL Magyar Olaj- es Gazipari Rt.
(Hungary)	20,511	2,107,808
Norsk Hydro ASA (Norway)	133,245	3,534,464
OAO Gazprom ADR (Russia)	42,977	1,807,183
Petroleo Brasileiro SA ADR (Brazil)	43,625	3,896,149
Repsol YPF SA (Spain)	138,859	3,974,924
Royal Dutch Shell PLC Class B
(Netherlands)	136,181	4,762,285
SK Corp. (South Korea)	44,730	2,876,982
Technip SA (France)	62,676	3,469,684
TonenGeneral Sekiyu KK (Japan)	252,000	2,592,756
		29,022,235

Pharmaceuticals (2.8%)
Daiichi Sankyo Co., Ltd. (Japan)	132,500	3,651,575
Ono Pharmaceutical Co., Ltd. (Japan)	76,000	3,703,587
Tanabe Seiyaku Co., Ltd. (Japan)	294,000	3,621,627
		10,976,789

COMMON STOCKS (99.7%)* continued

	Shares	Value

Photography/Imaging (0.9%)
Konica Corp. (Japan)	262,000	$3,312,248

Publishing (1.1%)
Dai Nippon Printing Co., Ltd. (Japan)	267,000	4,134,646

Railroads (1.0%)
East Japan Railway Co. (Japan)	526	3,911,636

Retail (2.9%)
Adidas-Salomon AG (Germany)	59,012	2,840,573
Lawson, Inc. (Japan)	109,200	3,983,936
Onward Kashiyama Co., Ltd. (Japan)	156,000	2,403,465
Wal-Mart de Mexico SA de CV
Ser. V (Mexico)	767,100	2,155,100
		11,383,074

Telecommunications (3.9%)
France Telecom SA (France)	143,029	3,073,920
Koninklijke (Royal) KPN NV
(Netherlands)	248,411	2,791,646
Vodafone Group PLC (United Kingdom)	4,337,406	9,244,393
		15,109,959

Telephone (1.4%)
Belgacom SA (Belgium)	67,856	2,249,529
Hellenic Telecommunication
Organization (OTE) SA (Greece) †	138,131	3,041,060
		5,290,589

Tobacco (1.2%)
Japan Tobacco, Inc. (Japan)	1,323	4,826,693

Total investments (cost $347,644,388)		$387,594,405

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Australia		1.8%
Belgium		1.6
Brazil		1.0
Canada		1.1
France		12.7
Germany		8.0
Greece		2.0
Ireland		1.5
Italy		2.4
Japan		28.0
Netherlands		7.0
Norway		1.7
South Korea		5.7
Spain		1.0
Sweden		1.9
Switzerland		5.6
United Kingdom		13.6
Other		3.4

Total		100.0%

See page 231 for Notes to the Portfolios.

Putnam VT International New Opportunities Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.8%)*

	Shares	Value

Aerospace and Defense (0.7%)
CAE, Inc. (Canada)	96,100	$734,709
European Aeronautic Defense and
Space Co. (Netherlands)	39,089	1,122,445
		1,857,154

Airlines (0.9%)
British Airways PLC (United Kingdom) †	246,659	1,563,442
Qantas Airways, Ltd. (Australia)	435,252	956,855
		2,520,297

Automotive (3.7%)
Bayerische Motoren Werke (BMW) AG
(Germany)	21,200	1,058,148
Suzuki Motor Corp. (Japan)	252,500	5,467,520
Toyota Motor Corp. (Japan)	67,000	3,511,199
		10,036,867

Banking (11.5%)
ABN AMRO Holding NV (Netherlands)	74,397	2,034,543
Anglo Irish Bank Corp. PLC (Ireland)	100,951	1,574,603
Banca Popolare di Verona e Novara Scrl
(Italy)	30,921	828,206
BNP Paribas SA (France)	48,208	4,613,300
DnB Holdings ASA (Norway)	196,196	2,436,561
KBC Groupe SA (Belgium)	27,272	2,925,362
Mitsui Trust Holdings, Inc. (Japan)	105,000	1,263,123
Mizuho Financial Group, Inc. (Japan)	697	5,908,950
Royal Bank of Scotland Group PLC
(United Kingdom)	53,122	1,746,681
Royal Bank of Scotland Group PLC 144A
(United Kingdom)	64,709	2,127,668
Societe Generale (France)	19,421	2,855,421
UniCredito Italiano SpA (Italy)	364,987	2,867,477
		31,181,895

Basic Materials (3.2%)
Antofagasta PLC (United Kingdom)	149,330	1,154,332
CRH PLC (Ireland)	159,645	5,188,378
Teck Comico, Ltd. Class B (Canada)	37,600	2,265,199
		8,607,909

Beverage (1.0%)
InBev NV (Belgium)	57,025	2,795,963

Broadcasting (0.7%)
Modern Times Group AB (Sweden) (F) †	32,550	101,473
Modern Times Group AB Class B (Sweden)	32,550	1,710,803
		1,812,276

Chemicals (0.5%)
Toray Industries, Inc. (Japan)	160,000	1,390,026

Commercial and Consumer Services (0.8%)
SGS SA (Switzerland)	2,158	2,043,994

COMMON STOCKS (98.8%)* continued

	Shares	Value

Computers (1.1%)
Playtech, Ltd. (Virgin Islands) †	192,550	$1,217,803
Playtech, Ltd. 144A (Isle of Man) †	101,432	641,517
Wincor Nixdorf AG (Germany)	9,008	1,143,035
		3,002,355

Construction (0.9%)
Sika AG (Switzerland) †	1,927	2,139,887
Tecnicas Reunidas SA (Spain) †	16,725	379,547
		2,519,434

Consumer Cyclicals (0.4%)
Matsushita Electric Industrial Co. (Japan)	51,000	1,077,559

Consumer Finance (1.2%)
Credit Saison Co., Ltd. (Japan)	21,600	1,024,252
Diamond Lease Co., Ltd. (Japan)	47,900	2,384,523
		3,408,775

Consumer Goods (2.2%)
Henkel KGaA (Preference) (Germany)	21,354	2,440,444
Reckitt Benckiser PLC (United Kingdom)	98,204	3,668,495
		6,108,939

Distribution (0.4%)
Wolseley PLC (United Kingdom)	50,283	1,109,351

Electric Utilities (0.8%)
Scottish and Southern Energy PLC
(United Kingdom)	98,599	2,098,723

Electrical Equipment (1.9%)
Legrand SA 144A (France)	12,705	357,354
Schneider Electric SA (France)	25,722	2,680,175
Siemens AG (Germany)	23,183	2,016,966
		5,054,495

Electronics (3.6%)
Chartered Semiconductor
Manufacturing, Ltd. (Singapore) †	1,617,000	1,380,740
Hynix Semiconductor, Inc.
(South Korea) †	76,420	2,477,768
Omron Corp. (Japan)	55,400	1,412,870
Samsung Electronics Co., Ltd.
(South Korea)	4,125	2,622,707
STMicroelectronics NV (Switzerland)	113,435	1,825,885
		9,719,970

Energy (Oil Field) (0.8%)
Renewable Energy Corp. AS
(Norway) † (S)	32,700	467,871
Renewable Energy Corp. AS 144A
(Norway) †	41,100	588,058
Technicas Reunidas SA 144A (Spain) †	43,500	987,162
		2,043,091

Putnam VT International New Opportunities Fund

COMMON STOCKS (98.8%)* continued

	Shares	Value

Engineering & Construction (2.7%)
Daito Trust Construction Co., Ltd. (Japan)	130,300	$7,227,489

Financial (2.6%)
Acta Holding ASA (Norway)	262,000	833,979
ICAP PLC (United Kingdom)	145,019	1,335,555
Mitsubishi UFJ Financial Group, Inc. (Japan)	135	1,889,764
Orix Corp. (Japan)	12,180	2,978,399
		7,037,697

Food (2.4%)
Carrefour Supermarche SA (France)	53,280	3,122,551
Nestle SA (Switzerland)	7,833	2,456,007
Royal Numico NV (Netherlands)	18,644	836,418
		6,414,976

Gaming & Lottery (0.5%)
Sankyo Co., Ltd. (Japan)	21,900	1,392,940

Health Care Services (0.5%)
Mediceo Paltac Holdings Co., Ltd. (Japan)	79,900	1,429,532

Homebuilding (0.4%)
Berkeley Group Holdings PLC
(United Kingdom) †	52,342	1,174,136

Household Furniture and Appliances (0.7%)
Nobia AB (Sweden)	58,800	1,910,628

Insurance (2.2%)
Admiral Group PLC (United Kingdom)	98,424	1,130,316
Allianz AG (Germany)	7,793	1,229,976
ING Groep NV (Netherlands)	35,330	1,388,056
QBE Insurance Group, Ltd. (Australia)	113,061	1,721,393
Wiener Staed Ver 144A (Austria)	9,400	552,823
		6,022,564

Investment Banking/Brokerage (1.7%)
Macquarie Bank, Ltd. (Australia)	88,187	4,519,257

Machinery (1.5%)
Fanuc, Ltd. (Japan)	14,900	1,340,087
Makita Corp. (Japan)	41,600	1,317,515
SMC Corp. (Japan)	9,900	1,402,283
		4,059,885

Medical Technology (1.0%)
Fresenius Medical Care AG (Germany)	12,515	1,430,438
Nobel Biocare Holding AG (Switzerland)	5,240	1,241,863
		2,672,301

Metals (3.5%)
Algoma Steel, Inc. (Canada)	45,700	1,457,155
Rio Tinto, Ltd. (Australia)	35,063	2,026,012
Salzgitter AG (Germany)	17,208	1,450,928
Vallourec SA (France)	722	867,692
Zinifex, Ltd. (Australia)	510,467	3,798,821
		9,600,608

COMMON STOCKS (98.8%)* continued

	Shares	Value

Office Equipment & Supplies (0.5%)
Canon, Inc. (Japan)	25,200	$1,236,850

Oil & Gas (14.0%)
Addax Petroleum Corporation
144A (Canada) †	42,200	1,133,001
BP PLC (United Kingdom)	531,303	6,194,906
ENI SpA (Italy)	59,756	1,757,919
MOL Magyar Olaj- es Gazipari Rt.
(Hungary)	14,191	1,458,335
Norsk Hydro ASA (Norway)	244,045	6,473,550
Royal Dutch Shell PLC Class A
(Netherlands)	164,944	5,546,168
Royal Dutch Shell PLC Class B
(Netherlands)	80,354	2,810,001
Saipem SpA (Italy)	202,279	4,592,979
Statoil ASA (Norway)	86,750	2,461,517
Total SA (France)	84,732	5,573,571
		38,001,947

Pharmaceuticals (11.4%)
AstraZeneca PLC (London Exchange)
(United Kingdom)	41,953	2,532,331
CSL, Ltd. (Australia)	40,715	1,625,348
Daiichi Sankyo Co., Ltd. (Japan)	159,100	4,384,646
GlaxoSmithKline PLC (United Kingdom)	327,949	9,163,854
Novartis AG (Switzerland)	93,828	5,071,788
Roche Holding AG (Switzerland)	13,348	2,202,687
Sanofi-Synthelabo SA (France)	32,404	3,160,996
Serono SA (Switzerland)	1,252	863,325
Taisho Pharmaceutical Co., Ltd. (Japan) (S)	99,000	1,944,488
		30,949,463

Photography/Imaging (0.7%)
Konica Corp. (Japan) †	141,000	1,782,546

Power Producers (0.6%)
SembCorp Industries, Ltd. (Singapore)	857,740	1,757,797

Railroads (1.5%)
Canadian National Railway Co. (Canada)	62,900	2,758,593
East Japan Railway Co. (Japan)	184	1,368,329
		4,126,922

Real Estate (2.0%)
Goldcrest Co., Ltd. (Japan) (S)	24,600	1,207,402
Hang Lung Properties, Ltd. (Hong Kong)	740,000	1,324,372
Mitsui Fudoscan Co., Ltd. (Japan)	66,000	1,434,908
Nexity (France) (S)	7,031	408,286
Nexity 144A (France)	17,361	1,008,144
		5,383,112

Putnam VT International New Opportunities Fund

COMMON STOCKS (98.8%)* continued

	Shares	Value

Retail (2.7%)
Adidas-Salomon AG (Germany)	21,668	$1,043,001
Foschini, Ltd. (South Africa)	110,783	711,174
Marks & Spencer PLC (United Kingdom)	271,773	2,950,202
Next PLC (United Kingdom)	44,066	1,329,937
Praktiker Bau- und Heimwerkermaerkte AG
(Germany) (S)	46,431	1,290,531
		7,324,845

Shipping (0.8%)
Bergesen Worldwide 144A (Norway) †	134,800	1,982,895
Bergesen Worldwide Gas ASA (Norway)	5,300	77,962
		2,060,857

Software (0.3%)
SAP AG (Germany)	4,004	844,142

Technology (0.3%)
Solarworld AG (Germany)	3,008	189,056
Solarworld AG 144A (Germany)	8,244	518,144
		707,200

Technology Services (1.0%)
United Internet AG (Germany) (S)	180,292	2,581,637

Telecommunications (1.3%)
Comstar United Telesystems
144A GDR (Russia) †	92,400	553,476
Koninklijke (Royal) KPN NV
(Netherlands)	162,706	1,828,492
Maroc Telecom (Morocco)	93,358	1,227,002
		3,608,970

Telephone (0.8%)
BT Group PLC (United Kingdom)	255,229	1,129,248
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	217	1,065,066
		2,194,314

Textiles (0.4%)
Gildan Activewear, Inc. (Canada) †	24,700	1,172,795

Tobacco (3.2%)
Japan Tobacco, Inc. (Japan)	2,374	8,661,050

Transportation Services (0.8%)
Kuehne & Nagel International AG
(Switzerland)	12,070	877,137
Oesterreichische Post AG (Austria) †	21,802	661,168
Oesterreichische Post AG 144A
(Austria) †	23,722	719,394
		2,257,699

Water Utilities (0.5%)
Veolia Environnement (France)	28,224	1,458,170

Total common stocks (cost $213,733,890)		$267,961,402

SHORT-TERM INVESTMENTS (1.0%)*

			Principal amount/shares	Value

Putnam Prime Money Market Fund (e)			2,834,305	$2,834,305
Short-term investments held as
collateral for loaned securities with
yields ranging from 4.55% to 5.31%
and due date of July 3, 2006. (d)			$6,993,170	6,990,533

Total short-term investments
(cost $9,824,838)				9,824,838

Total investments (cost $223,558,728)				$277,786,240

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06
(aggregate face value $41,334,618) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,010,391	$3,988,788	7/19/06	$21,603
British Pound	10,665,424	10,677,632	9/20/06	(12,209)
Canadian Dollar	18,678,277	18,253,218	7/19/06	425,059
Euro	5,354,546	5,284,222	9/20/06	70,324
Japanese Yen	614,930	605,047	8/16/06	9,883
Norwegian Krone	2,360,295	2,351,671	9/20/06	8,624
Swedish Krona	177,187	174,040	9/20/06	3,147

Total				$526,431

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06
(aggregate face value $42,998,553) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,141,556	$6,294,563	7/19/06	$153,007
British Pound	659,711	658,287	9/20/06	(1,425)
Canadian Dollar	2,159,560	2,147,881	7/19/06	(11,679)
Euro	5,537,821	5,456,572	9/20/06	(81,249)
Japanese Yen	7,154,476	7,175,893	8/16/06	21,417
Norwegian Krone	12,759,094	13,164,970	9/20/06	405,876
Swedish Krona	667,299	653,752	9/20/06	(13,547)
Swiss Franc	7,435,427	7,446,635	9/20/06	11,208

Total				$483,608

Putnam VT International New Opportunities Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)
Australia	5.4%
Austria	0.7
Belgium	2.1
Canada	3.5
France	9.6
Germany	6.4
Hong Kong	0.5
Hungary	0.5
Ireland	2.5
Italy	3.7
Japan	24.2
Morocco	0.5
Netherlands	5.7
Norway	5.7
Singapore	1.2
South Korea	1.9
Spain	0.5
Sweden	1.4
Switzerland	6.9
United Kingdom	14.9
United States	1.1
Other	1.1

Total	100.0%

See page 231 for Notes to the Portfolios.

Putnam VT Investors Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.2%)*

	Shares	Value

Aerospace and Defense (0.2%)
L-3 Communications Holdings, Inc.	14,000	$1,055,880

Airlines (2.2%)
AMR Corp. †	104,900	2,666,558
JetBlue Airways Corp. † (S)	402,900	4,891,206
Southwest Airlines Co.	186,500	3,053,005
		10,610,769

Banking (8.8%)
Bank of America Corp.	347,700	16,724,370
Commerce Bancorp, Inc.	267,400	9,538,158
U.S. Bancorp	397,700	12,280,976
Washington Mutual, Inc.	84,800	3,865,184
		42,408,688

Biotechnology (0.2%)
Biogen Idec, Inc. †	22,000	1,019,260

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A †	160,600	2,352,790

Building Materials (0.7%)
Sherwin-Williams Co. (The)	71,300	3,385,324

Communications Equipment (2.5%)
Cisco Systems, Inc. † (S)	342,500	6,689,025
Qualcomm, Inc.	140,400	5,625,828
		12,314,853

Computers (7.3%)
Apple Computer, Inc. †	149,300	8,528,016
Autodesk, Inc. †	121,000	4,169,660
Dell, Inc. †	565,700	13,808,737
EMC Corp. †	141,700	1,554,449
Hewlett-Packard Co.	218,200	6,912,576
		34,973,438

Conglomerates (0.6%)
Danaher Corp. (S)	48,800	3,138,816

Consumer Finance (7.0%)
Capital One Financial Corp. (S)	219,300	18,739,185
Countrywide Financial Corp.	387,039	14,738,445
		33,477,630

Financial (6.2%)
American Express Co.	30,000	1,596,600
Chicago Mercantile Exchange Holdings, Inc. (The)	4,490	2,205,264
Citigroup, Inc.	350,200	16,893,648
Freddie Mac	120,400	6,864,004
Moody’s Corp.	41,600	2,265,536
		29,825,052

COMMON STOCKS (99.2%)* continued

	Shares	Value

Health Care Services (8.4%)
Aetna, Inc.	168,000	$6,708,240
Cardinal Health, Inc.	37,100	2,386,643
CIGNA Corp.	27,400	2,699,174
Community Health Systems, Inc. †	70,000	2,572,500
Coventry Health Care, Inc. †	23,000	1,263,620
Express Scripts, Inc. †	67,200	4,820,928
HCA, Inc.	140,500	6,062,575
Health Management Associates, Inc. Class A	117,800	2,321,838
Lincare Holdings, Inc. †	48,900	1,850,376
UnitedHealth Group, Inc.	199,500	8,933,610
WellPoint, Inc. †	10,300	749,531
		40,369,035

Homebuilding (1.6%)
D.R. Horton, Inc.	56,200	1,338,684
Lennar Corp. (S)	42,300	1,876,851
NVR, Inc. † (S)	9,062	4,451,708
		7,667,243

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	40,700	3,363,855

Insurance (5.5%)
ACE, Ltd. (Bermuda)	144,100	7,290,019
American International Group, Inc.	183,400	10,829,770
Everest Re Group, Ltd. (Barbados)	97,800	8,466,546
		26,586,335

Investment Banking/Brokerage (7.0%)
Bear Stearns Cos., Inc. (The)	60,300	8,446,824
E*Trade Financial Corp. † (S)	45,300	1,033,746
Franklin Resources, Inc.	68,600	5,955,166
Goldman Sachs Group, Inc. (The)	67,900	10,214,197
Janus Capital Group, Inc.	131,100	2,346,690
Legg Mason, Inc.	6,900	686,688
Morgan Stanley	76,700	4,848,207
		33,531,518

Leisure (1.5%)
Harley-Davidson, Inc. (S)	128,900	7,075,321

Lodging/Tourism (1.5%)
Las Vegas Sands Corp. † (S)	71,100	5,535,846
Royal Caribbean Cruises, Ltd.	45,400	1,736,550
		7,272,396

Machinery (2.7%)
Caterpillar, Inc.	90,700	6,755,336
Cummins, Inc. (S)	21,200	2,591,700
Deere (John) & Co.	44,100	3,681,909
		13,028,945

Putnam VT Investors Fund

COMMON STOCKS (99.2%)* continued

	Shares	Value

Medical Technology (2.4%)
Boston Scientific Corp. †	261,300	$4,400,292
Medtronic, Inc.	82,400	3,866,208
St. Jude Medical, Inc. †	97,800	3,170,676
		11,437,176

Metals (0.6%)
United States Steel Corp.	42,700	2,994,124

Oil & Gas (7.4%)
Apache Corp.	59,300	4,047,225
ConocoPhillips	31,700	2,077,301
Devon Energy Corp.	65,300	3,944,773
EOG Resources, Inc.	53,800	3,730,492
Marathon Oil Corp.	43,800	3,648,540
Occidental Petroleum Corp.	46,400	4,758,320
Petro-Canada (Canada)	53,000	2,512,730
Suncor Energy, Inc. (Canada)	43,100	3,491,531
Valero Energy Corp.	60,700	4,037,764
XTO Energy, Inc.	77,600	3,435,352
		35,684,028

Pharmaceuticals (0.5%)
Teva Pharmaceutical Industries, Ltd. ADR
(Israel) (S)	69,000	2,179,710

Power Producers (0.4%)
AES Corp. (The) †	101,400	1,870,830

Publishing (1.6%)
McGraw-Hill Cos., Inc. (The)	69,000	3,465,870
R. H. Donnelley Corp. (S)	45,100	2,438,557
Wiley (John) & Sons, Inc. Class A	61,000	2,025,200
		7,929,627

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A †	130,100	3,239,490

Restaurants (1.0%)
Red Robin Gourmet Burgers, Inc. † (S)	49,700	2,115,232
Yum! Brands, Inc.	56,700	2,850,309
		4,965,541

Retail (7.0%)
Abercrombie & Fitch Co. Class A (S)	29,100	1,613,013
Barnes & Noble, Inc.	74,700	2,726,550
Bed Bath & Beyond, Inc. †	168,900	5,602,413
Best Buy Co., Inc. (S)	22,800	1,250,352
CVS Corp. (S)	78,100	2,397,670
Home Depot, Inc. (The)	364,400	13,041,876
Nordstrom, Inc.	18,700	682,550
Staples, Inc.	108,700	2,643,584
Whole Foods Market, Inc. (S)	58,900	3,807,296
		33,765,304

COMMON STOCKS (99.2%)* continued

	Shares	Value

Schools (0.3%)
Apollo Group, Inc. Class A †	23,900	$1,234,913

Semiconductor (0.5%)
Applied Materials, Inc.	145,600	2,370,368

Software (4.4%)
Adobe Systems, Inc. †	169,000	5,130,840
McAfee, Inc. †	48,300	1,172,241
Microsoft Corp.	489,100	11,396,030
Oracle Corp. †	260,200	3,770,298
		21,469,409

Technology Services (6.3%)
Accenture, Ltd. Class A (Bermuda)	96,500	2,732,880
Automatic Data Processing, Inc.	29,500	1,337,825
eBay, Inc. †	238,500	6,985,665
Fair Isaac Corp.	68,600	2,490,866
Global Payments, Inc.	56,300	2,733,365
Google, Inc. Class A †	17,100	7,170,543
VeriSign, Inc. †	59,100	1,369,347
Yahoo!, Inc. †	168,600	5,563,800
		30,384,291

Telecommunications (1.0%)
Sprint Nextel Corp.	241,100	4,819,588

Total common stocks (cost $438,730,406)		$477,801,547

UNITS (0.5%)* (cost $2,645,000)

	Units	Value

KKR Private Equity Investors
LP ADR 144A †	105,800	$2,317,020

SHORT-TERM INVESTMENTS (7.6%)*

	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	434,768	$434,768
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60%
to 5.44% and due dates ranging
from July 3, 2006 to
August 14, 2006 (d)	$36,213,004	36,141,495

Total short-term investments (cost $36,576,263)		$36,576,263

Total investments (cost $477,951,669)		$516,694,830

See page 231 for Notes to the Portfolios.

Putnam VT Mid Cap Value Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (96.8%)*

	Shares	Value

Advertising and Marketing Services (0.6%)
Interpublic Group of Companies, Inc.
(The) †	65,950	$550,683

Aerospace and Defense (0.9%)
L-3 Communications Holdings, Inc.	10,890	821,324

Banking (11.6%)
City National Corp.	20,900	1,360,381
Colonial Bancgroup, Inc.	35,530	912,410
Comerica, Inc.	8,080	420,079
Compass Bancshares, Inc.	23,560	1,309,936
Cullen/Frost Bankers, Inc.	22,770	1,304,721
First Citizens BancShares, Inc. Class A	8,010	1,606,005
Marshall & Ilsley Corp.	17,570	803,652
TCF Financial Corp.	35,890	949,291
Webster Financial Corp.	17,900	849,176
Zions Bancorp.	14,020	1,092,719
		10,608,370

Beverage (1.5%)
Molson Coors Brewing Co. Class B	20,620	1,399,686

Building Materials (2.2%)
Sherwin-Williams Co. (The)	31,700	1,505,116
Vulcan Materials Co.	6,160	480,480
		1,985,596

Chemicals (0.8%)
Chemtura Corp.	81,740	763,452

Coal (1.9%)
CONSOL Energy, Inc.	37,800	1,766,016

Communications Equipment (1.5%)
Avaya, Inc. †	117,420	1,340,936

Computers (1.1%)
Logitech International SA ADR
(Switzerland) †	26,160	1,014,485

Consumer Finance (1.0%)
AmeriCredit Corp. †	33,560	936,995

Consumer Goods (3.2%)
Alberto-Culver Co.	47,110	2,295,199
Estee Lauder Cos., Inc. (The) Class A	17,630	681,752
		2,976,951

Distribution (0.7%)
W.W. Grainger, Inc.	8,950	673,309

Electric Utilities (5.3%)
Ameren Corp.	9,400	474,700
American Electric Power Co., Inc.	16,800	575,400
Edison International	16,340	637,260
Energy East Corp.	19,300	461,849
PG&E Corp.	17,430	684,650
PPL Corp.	25,230	814,929

COMMON STOCKS (96.8%)* continued

	Shares	Value

Electric Utilities continued
Progress Energy, Inc.	7,710	$330,528
Wisconsin Energy Corp.	21,360	860,808
		4,840,124

Electrical Equipment (1.7%)
WESCO International, Inc. †	22,970	1,584,930

Electronics (2.9%)
Amphenol Corp. Class A	16,840	942,366
Avnet, Inc. †	37,130	743,343
Jabil Circuit, Inc.	39,490	1,010,944
		2,696,653

Energy (2.1%)
National-Oilwell, Inc. †	30,090	1,905,299

Financial (2.4%)
Assurant, Inc.	19,080	923,472
CIT Group, Inc.	24,090	1,259,666
		2,183,138

Health Care Services (6.4%)
AmerisourceBergen Corp.	29,091	1,219,495
DaVita, Inc. †	16,690	829,493
Lincare Holdings, Inc. †	46,860	1,773,182
Omnicare, Inc.	23,450	1,111,999
Triad Hospitals, Inc. †	24,130	955,065
		5,889,234

Household Furniture and Appliances (3.4%)
Whirlpool Corp.	37,310	3,083,672

Insurance (3.4%)
Everest Re Group, Ltd. (Barbados)	13,440	1,163,501
Phoenix Companies, Inc. (The)	57,390	808,051
Stancorp Financial Group	21,440	1,091,510
		3,063,062

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The)	9,560	1,339,165
Nuveen Investments, Inc. Class A	26,160	1,126,188
		2,465,353

Machinery (2.8%)
Terex Corp. † #	26,440	2,609,628

Metals (2.9%)
Freeport-McMoRan Copper &
Gold, Inc. Class B	20,520	1,137,013
United States Steel Corp.	21,330	1,495,660
		2,632,673

Natural Gas Utilities (0.5%)
National Fuel Gas Co.	12,960	455,414

Oil & Gas (4.9%)
EOG Resources, Inc.	9,470	656,650
Hess Corp.	11,370	600,905

Putnam VT Mid Cap Value Fund

COMMON STOCKS (96.8%)* continued
	Shares	Value

Oil & Gas continued
Newfield Exploration Co. †	48,580	$2,377,505
Questar Corp.	11,090	892,634
		4,527,694

Pharmaceuticals (1.4%)
Mylan Laboratories, Inc.	64,860	1,297,200

Power Producers (1.1%)
AES Corp. (The) †	55,820	1,029,879

Real Estate (7.7%)
Archstone-Smith Operating Trust (R)	18,420	937,025
CB Richard Ellis Group, Inc. Class A †	57,720	1,437,226
CBL & Associates Properties (R)	16,980	661,031
General Growth Properties, Inc. (R)	20,380	918,323
Hospitality Properties Trust (R)	37,130	1,630,750
Host Marriott Corp. (R)	69,620	1,522,589
		7,106,944

Retail (10.8%)
Circuit City Stores-Circuit City Group	15,720	427,898
Claire’s Stores, Inc.	33,850	863,514
Office Depot, Inc. †	35,180	1,336,840
OfficeMax, Inc.	52,250	2,129,188
Rite Aid Corp. †	464,250	1,968,420
Ross Stores, Inc.	83,170	2,332,919
Timberland Co. (The) Class A †	34,500	900,450
		9,959,229

Shipping (1.7%)
Con-way, Inc.	26,950	1,561,214

Software (2.0%)
McAfee, Inc. †	76,800	1,863,936

Toys (1.4%)
Mattel, Inc.	76,810	1,268,133

Trucks & Parts (1.3%)
Autoliv, Inc. (Sweden)	20,460	1,157,422

Waste Management (1.0%)
Allied Waste Industries, Inc. †	79,200	899,712

Total common stocks (cost $76,795,867)		$88,918,346

SHORT-TERM INVESTMENTS (3.2%)* (cost $2,961,325)

	Shares	Value

Putnam Prime Money Market Fund (e)	2,961,325	$2,961,325

Total investments (cost $79,757,192)		$91,879,671
FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P MidCap
400 Index
E-Mini (Long)	18	$1,388,880	Sep-06	$36,223
S&P 500
Index (Long)	2	639,700	Sep-06	16,923

Total				$53,146

See page 231 for Notes to the Portfolios.

Putnam VT Money Market Fund

The fund’s portfolio 6/30/06 (Unaudited)

COMMERCIAL PAPER (64.5%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (49.4%)
Amstel Funding Corp.	5.590	12/22/06	$3,000,000	$2,921,120
Amstel Funding Corp.	5.311	9/15/06	3,000,000	2,966,813
Amstel Funding Corp.	5.293	11/22/06	3,000,000	2,938,080
Amstel Funding Corp.	5.175	7/10/06	692,000	691,111
Amstel Funding Corp.	5.111	7/20/06	2,594,000	2,587,073
Amstel Funding Corp.	4.834	8/2/06	1,800,000	1,792,448
Atlantic Asset Securitization, LLC	5.261	7/7/06	6,300,000	6,294,488
Atlantic Asset Securitization, LLC	5.234	8/10/06	5,000,000	4,971,167
Atlantic Asset Securitization, LLC	5.141	7/31/06	4,245,000	4,226,934
Bank of America Corp.	4.799	8/3/06	3,000,000	2,987,116
Bryant Park Funding, LLC	5.207	8/7/06	4,000,000	3,978,766
Bryant Park Funding, LLC	5.086	7/12/06	7,000,000	6,989,209
CHARTA, LLC	5.110	7/18/06	5,000,000	4,988,029
CHARTA, LLC	5.100	7/12/06	4,250,000	4,243,429
CHARTA, LLC	5.094	7/11/06	4,000,000	3,994,389
CIT Group, Inc.	5.041	7/17/06	1,785,000	1,781,049
CIT Group, Inc.	5.033	7/19/06	2,300,000	2,294,285
Citibank Credit Card
Issuance Trust (Dakota)	5.373	8/16/06	5,000,000	4,965,947
Citibank Credit Card
Issuance Trust (Dakota)	5.304	8/4/06	1,300,000	1,293,530
Citibank Credit Card
Issuance Trust (Dakota)	5.017	7/10/06	1,500,000	1,498,140
Citigroup Funding, Inc.	5.202	7/25/06	6,400,000	6,377,941
Countrywide Financial Corp.	5.112	7/7/06	10,000,000	9,991,157
CRC Funding, LLC	5.242	8/9/06	2,000,000	1,988,733
CRC Funding, LLC	5.107	7/14/06	3,950,000	3,942,768
CRC Funding, LLC	5.076	7/6/06	3,000,000	2,997,900
Curzon Funding, LLC	5.465	9/13/06	1,000,000	988,900
Curzon Funding, LLC	5.341	12/1/06	2,000,000	1,955,800
Curzon Funding, LLC	5.333	7/28/06	3,000,000	2,988,053
Curzon Funding, LLC	5.068	7/24/06	3,000,000	2,990,407
General Electric Capital Corp.	5.505	10/10/06	2,429,000	2,392,064
Goldman Sachs
Group, Inc. (The)	4.837	10/24/06	2,500,000	2,462,705
Gotham Funding Corp.	5.290	7/10/06	2,000,000	1,997,360
Gotham Funding Corp.	5.130	7/7/06	4,500,000	4,496,168
Gotham Funding Corp.	5.111	7/5/06	3,000,000	2,998,303
Govco, Inc.	5.147	8/18/06	5,000,000	4,966,133
Govco, Inc.	4.968	8/25/06	3,775,000	3,747,028
Grampian Funding, LLC	5.392	12/11/06	3,000,000	2,928,688
Grampian Funding, LLC	5.251	8/29/06	2,240,000	2,220,947
Grampian Funding, LLC	5.145	8/16/06	2,500,000	2,483,772
Grampian Funding, LLC	5.081	9/26/06	2,000,000	1,976,050
Klio II Funding Corp.	5.307	9/8/06	5,000,000	4,949,783
Klio II Funding Corp.	5.197	8/24/06	1,300,000	1,289,997
Klio II Funding Corp.	5.135	8/10/06	5,000,000	4,971,833
Klio II Funding Corp.	5.093	7/26/06	1,850,000	1,843,538

COMMERCIAL PAPER (64.5%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic continued
Master Funding, LLC Ser. B	5.332	7/31/06	$2,000,000	$1,991,167
Master Funding, LLC Ser. B	5.171	8/8/06	5,000,000	4,972,978
MBNA Credit Card Master
Note Trust (Emerald)	5.177	7/27/06	2,000,000	1,992,576
MBNA Credit Card Master
Note Trust (Emerald)	5.110	7/13/06	7,500,000	7,487,352
Old Line Funding Corp.	5.384	8/10/06	1,093,000	1,086,503
Old Line Funding Corp.	5.154	8/1/06	3,000,000	2,986,799
Park Granada, LLC	5.215	8/7/06	1,100,000	1,094,155
Park Granada, LLC	5.156	7/21/06	4,000,000	3,988,622
Ranger Funding Co., LLC	5.329	9/11/06	2,769,000	2,739,870
Sheffield Receivables Corp.	5.242	7/27/06	5,100,000	5,080,810
Sheffield Receivables Corp.	5.120	7/7/06	1,000,000	999,150
Thunder Bay Funding, Inc.	5.283	7/10/06	1,190,000	1,188,432
Thunder Bay Funding, Inc.	5.093	7/3/06	2,000,000	1,999,437
Windmill Funding Corp.	5.328	7/10/06	2,000,000	1,997,340
Windmill Funding Corp.	5.098	7/11/06	4,000,000	3,994,367
Yorktown Capital, LLC	5.363	8/10/06	4,960,000	4,930,626
				196,879,335

Foreign (15.1%)
ANZ (Delaware), Inc.
(Australia)	5.349	12/5/06	1,175,000	1,148,302
Atlantis One Funding Corp.
(Netherlands)	5.510	12/20/06	3,000,000	2,923,173
Bank of Ireland (Ireland)	5.469	9/22/06	2,500,000	2,468,875
Bank of Ireland (Ireland)	5.335	8/9/06	5,162,000	5,132,362
Bank of Ireland (Ireland)	5.195	9/1/06	1,600,000	1,585,864
Barclays U.S. Funding Corp.
(United Kingdom)	5.159	8/21/06	3,000,000	2,978,368
BNP Paribas (France)	5.248	8/28/06	1,600,000	1,586,621
CBA Delaware Finance
(Australia)	5.098	7/3/06	10,250,000	10,247,130
CBA Delaware Finance
(Australia)	5.065	7/6/06	5,200,000	5,196,367
Danske Corp. (Denmark)	4.796	10/30/06	1,700,000	1,673,573
HBOS Treasury Services PLC
(United Kingdom)	5.193	8/24/06	2,024,000	2,008,425
HSBC Finance Corp.
(United Kingdom)	5.327	8/9/06	3,000,000	2,982,808
ING America Insurance
Holdings (Netherlands)	5.250	10/10/06	3,000,000	2,956,696
ING America Insurance
Holdings (Netherlands)	5.219	8/25/06	3,000,000	2,976,350
Nordea North America, Inc.
(Sweden)	5.500	10/5/06	3,000,000	2,956,640
Spintab AB (Sweden)	5.095	7/19/06	2,500,000	2,493,688
Svenska Handelsbanken, Inc.
(Sweden)	5.072	7/6/06	3,300,000	3,297,690

Putnam VT Money Market Fund

COMMERCIAL PAPER (64.5%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
Tulip Funding Corp.
(Netherlands)	5.038	7/17/06	$3,000,000	$2,993,367
Westpac Banking Corp.
(Australia)	5.266	7/11/06	1,600,000	1,597,667
Westpac Banking Corp.
(Australia)	5.177	8/8/06	1,000,000	994,585
				60,198,551

Total commercial paper (cost $257,077,886)				$257,077,886

CERTIFICATES OF DEPOSIT (16.8%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (5.0%)
Citibank, N.A. Ser. CD	5.300	9/14/06	$3,000,000	$3,000,000
Citibank, N.A. Ser. CD	5.170	8/24/06	3,900,000	3,900,000
Citibank, N.A. Ser. CD	5.045	7/24/06	3,000,000	3,000,000
Citizens Bank of
Massachusetts Ser. CD	5.440	9/29/06	1,900,000	1,900,000
SunTrust Bank FRN, Ser. CD	5.295	2/9/07	2,000,000	1,999,880
SunTrust Bank FRN, Ser. CD	5.268	9/26/06	4,000,000	3,999,923
SunTrust Bank Ser. CPD	4.600	7/5/06	2,000,000	1,999,912
				19,799,715

Foreign (11.8%)
Barclays Bank PLC
(United Kingdom)	5.200	8/24/06	4,000,000	4,000,000
Barclays Bank PLC FRN,
Ser. YCD (United Kingdom)	5.279	4/4/07	2,000,000	1,999,700
Canadian Imperial Bank of
Commerce FRN, Ser.
YCD (Canada)	5.399	9/15/06	3,000,000	3,000,440
Canadian Imperial Bank of
Commerce FRN,
Ser. YCD1 (Canada)	5.282	7/23/07	4,000,000	4,000,000
Credit Suisse First Boston
NY FRN, Ser. YCD
(Switzerland)	5.272	7/18/06	3,000,000	3,000,065
Deutsche Bank AG Ser.
ECD (Germany)	4.900	2/5/07	3,000,000	2,998,544
Deutsche Bank AG Ser.
ECD (Germany)	4.900	2/5/07	2,000,000	1,998,794
Deutsche Bank AG Ser.
ECD (Germany)	4.860	1/31/07	3,000,000	2,999,490
Deutsche Bank AG Ser.
ECD (Germany)	4.760	11/8/06	3,000,000	2,999,679
Dexia Credit Local FRN,
Ser. YCD (Belgium)	5.289	8/14/06	1,600,000	1,599,863
Dexia Credit Local FRN,
Ser. YCD (Belgium)	5.286	10/3/06	3,000,000	2,999,846
Mizuho Corporate Bank, Ltd.
Ser. YCD (Japan)	5.153	8/17/06	6,000,000	6,000,019

CERTIFICATES OF DEPOSIT (16.8%)* continued

	Yield	Maturity	Principal
	(%)	date	amount	Value

Foreign continued
Societe Generale Ser. ECD
(France)	4.800	12/6/06	$2,000,000	$1,999,183
Societe Generale Ser. ECD
(France)	4.750	8/30/06	2,000,000	2,000,000
Svenska Handelsbanken FRN
(Sweden)	5.207	9/20/06	3,750,000	3,749,835
Svenska Handelsbanken Ser.
YCD (Sweden)	4.783	12/5/06	1,900,000	1,898,965
				47,244,423

Total certificates of deposit (cost $67,044,138)				$67,044,138

CORPORATE BONDS AND NOTES (11.1%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (5.3%)
Bank of New York Co., Inc.
(The) 144A sr. notes FRN,
Ser. XMTN	5.335	8/10/07	$2,000,000	$2,000,000
Lehman Brothers
Holdings, Inc. FRN, Ser. MTN	5.197	6/26/07	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
FRN, Ser. C	5.349	7/13/07	1,500,000	1,500,000
Morgan Stanley Dean
Witter & Co. FRN	5.358	11/24/06	4,000,000	4,002,670
National City Bank FRN,
Ser. BKNT	5.323	7/26/06	8,000,000	8,000,208
Wells Fargo & Co. FRN,
Ser. MTN	5.336	8/3/07	2,800,000	2,800,328
				21,303,206

Foreign (5.8%)
Bank of Ireland 144A unsec.
FRN, Ser. XMTN (Ireland)	5.237	7/20/07	2,000,000	2,000,000
BNP Paribas 144A FRN
(France)	5.144	5/18/07	1,000,000	1,000,000
Credit Agricole S.A. 144A
FRN (France)	5.310	7/23/07	4,000,000	4,000,000
DnB NOR Bank ASA 144A
FRN (Norway)	5.313	7/25/07	4,000,000	4,000,000
HBOS Treasury Services PLC
144A FRN, Ser. MTN
(United Kingdom)	5.315	8/9/07	3,000,000	3,000,000
HSBC USA, Inc. sr. notes
FRN, Ser. EXT
(United Kingdom)	5.349	7/13/07	5,000,000	5,000,000
Nordea Bank AB 144A
FRN (Sweden)	5.329	8/10/07	2,000,000	2,000,000
Westpac Banking Corp.
144A FRN (Australia)	5.339	7/16/07	2,000,000	2,000,000
				23,000,000

Total corporate bonds and notes (cost $44,303,206)				$44,303,206

Putnam VT Money Market Fund

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)*

	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae FRN	5.217	9/7/06	$1,750,000	$1,748,547
Federal Farm Credit
Bank FRN	5.177	7/20/06	2,000,000	1,999,248
Federal Home Loan Bank
bonds, Ser. 662	5.500	7/13/07	4,000,000	4,000,000

Total U.S. government agency obligations (cost $7,747,795)				$7,747,795

ASSET BACKED SECURITIES (0.9%)* (cost $3,728,821)

	Yield	Maturity	Principal
	(%)	date	amount	Value

TIAA Real Estate CDO, Ltd.
144A FRN Ser. 03-1A, Class
A1MM (Cayman Islands)	5.371	9/21/06	$3,728,821	$3,728,821

SHORT-TERM INVESTMENTS (5.5%)* (cost $21,775,000)

			Shares	Value

Putnam Prime Money Market Fund (e)			21,775,000	$21,775,000

Total investments (cost $401,676,846)				$401,676,846

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Australia				5.3%
Belgium				1.1
Canada				1.7
Cayman Islands				0.9
Denmark				0.4
France				2.6
Germany				2.7
Ireland				2.8
Japan				1.5
Netherlands				3.0
Norway				1.0
Sweden				4.1
Switzerland				0.8
United Kingdom				5.5
United States				66.6

Total				100.0%

See page 231 for Notes to the Portfolios.

Putnam VT New Opportunities Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.1%)*

	Shares	Value

Aerospace and Defense (4.5%)
Boeing Co. (The)	231,300	$18,945,783
General Dynamics Corp.	96,800	6,336,528
L-3 Communications Holdings, Inc.	159,500	12,029,490
Raytheon Co.	413,500	18,429,695
Rockwell Collins, Inc.	104,600	5,844,002
		61,585,498

Airlines (0.9%)
Southwest Airlines Co.	753,400	12,333,158

Automotive (0.4%)
Oshkosh Truck Corp.	112,200	5,331,744

Banking (0.7%)
Commerce Bancorp, Inc.	132,900	4,740,543
UnionBanCal Corp.	82,700	5,341,593
		10,082,136

Basic Materials (0.5%)
Rio Tinto PLC (United Kingdom)	116,861	6,178,615

Beverage (1.9%)
Fomento Economico Mexicano
SA de CV ADR (Mexico)	82,300	6,890,156
PepsiCo, Inc.	325,700	19,555,028
		26,445,184

Biotechnology (5.0%)
Amgen, Inc. †	407,300	26,568,179
Applera Corp.-Applied Biosystems Group	140,200	4,535,470
Biogen Idec, Inc. †	361,600	16,752,928
Celgene Corp. †	112,475	5,334,689
Genzyme Corp. †	163,200	9,963,360
Imclone Systems, Inc. †	54,100	2,090,424
Invitrogen Corp. †	45,800	3,026,006
		68,271,056

Building Materials (0.4%)
Sherwin-Williams Co. (The)	100,600	4,776,488

Chemicals (0.9%)
Airgas, Inc.	126,700	4,719,575
Monsanto Co.	85,000	7,156,150
		11,875,725

Commercial and Consumer Services (2.8%)
Alliance Data Systems Corp. †	113,200	6,658,424
Corporate Executive Board Co. (The)	204,311	20,471,962
Monster Worldwide, Inc. †	110,800	4,726,728
Paychex, Inc.	176,000	6,860,480
		38,717,594

Communications Equipment (4.4%)
Cisco Systems, Inc. †	1,479,000	28,884,870
Harris Corp.	171,200	7,106,512
Qualcomm, Inc.	593,000	23,761,510
		59,752,892

COMMON STOCKS (98.1%)* continued

	Shares	Value

Computers (4.3%)
Anixter International, Inc.	65,400	$3,103,884
Autodesk, Inc. †	237,900	8,198,034
EMC Corp. †	1,158,000	12,703,260
Emulex Corp. †	183,600	2,987,172
Intergraph Corp. †	42,700	1,344,623
Lexmark International, Inc. Class A †	79,100	4,416,153
NCR Corp. †	120,000	4,396,800
Network Appliance, Inc. †	313,000	11,048,900
Palm, Inc. †	310,600	5,000,660
Western Digital Corp. †	249,000	4,932,690
		58,132,176

Conglomerates (0.5%)
Danaher Corp.	103,600	6,663,552

Construction (0.4%)
Eagle Materials, Inc.	119,300	5,666,750

Consumer Cyclicals (0.8%)
Black & Decker Manufacturing Co.	55,100	4,653,746
Harman International Industries, Inc.	74,500	6,360,065
		11,013,811

Consumer Finance (1.0%)
Accredited Home Lenders Holding Co. †	48,700	2,328,347
AmeriCredit Corp. †	165,200	4,612,384
Capital One Financial Corp.	29,700	2,537,865
Countrywide Financial Corp.	112,000	4,264,960
		13,743,556

Consumer Goods (2.3%)
American Greetings Corp. Class A	135,700	2,851,057
Colgate-Palmolive Co.	264,700	15,855,530
Newell Rubbermaid, Inc.	471,900	12,189,177
		30,895,764

Consumer Services (0.7%)
Ceridian Corp. †	227,200	5,552,768
Labor Ready, Inc. †	165,900	3,757,635
		9,310,403

Electric Utilities (0.7%)
TXU Corp.	156,700	9,369,093

Electrical Equipment (1.2%)
WESCO International, Inc. †	240,500	16,594,500

Electronics (4.1%)
Amphenol Corp. Class A	79,600	4,454,416
Arrow Electronics, Inc. †	184,300	5,934,460
Freescale Semiconductor, Inc. Class A †	181,900	5,275,100
Freescale Semiconductor, Inc. Class B †	128,400	3,774,960
Komag, Inc. †	120,139	5,548,019
Microchip Technology, Inc.	75,000	2,516,250
National Semiconductor Corp.	108,500	2,587,725

Putnam VT New Opportunities Fund

COMMON STOCKS (98.1%)* continued

	Shares	Value

Electronics continued
NVIDIA Corp. †	327,400	$6,970,346
Texas Instruments, Inc.	630,800	19,106,932
		56,168,208

Energy (4.0%)
BJ Services Co.	57,400	2,138,724
Cameron International Corp. †	379,800	18,143,046
Grey Wolf, Inc. †	331,100	2,549,470
Halliburton Co.	26,000	1,929,460
Helix Energy Solutions Group, Inc. †	154,500	6,235,620
Pride International, Inc. †	177,300	5,537,079
Rowan Cos., Inc.	358,800	12,769,692
Superior Energy Services †	158,900	5,386,710
		54,689,801

Engineering & Construction (0.3%)
Jacobs Engineering Group, Inc. †	59,300	4,722,652

Entertainment (0.2%)
Dreamworks Animation SKG, Inc. Class A †	110,600	2,532,740

Financial (1.2%)
JPMorgan Chase & Co.	135,500	5,691,000
Moody’s Corp.	205,000	11,164,300
		16,855,300

Food (0.3%)
Campbell Soup Co.	114,200	4,237,962

Health Care Services (5.6%)
AmerisourceBergen Corp.	128,100	5,369,952
Caremark Rx, Inc.	187,000	9,325,690
Charles River Laboratories International, Inc. †	76,600	2,818,880
Coventry Health Care, Inc. †	35,100	1,928,394
Humana, Inc. †	93,800	5,037,060
McKesson Corp.	337,300	15,947,544
Pharmaceutical Product Development, Inc.	74,000	2,598,880
Sierra Health Services, Inc. †	293,300	13,207,299
UnitedHealth Group, Inc.	59,700	2,673,366
WellCare Health Plans, Inc. †	66,400	3,256,920
WellPoint, Inc. †	191,200	13,913,624
		76,077,609

Homebuilding (0.5%)
NVR, Inc. †	13,600	6,681,000

Household Furniture and Appliances (0.4%)
Select Comfort Corp. †	256,350	5,888,360

Insurance (1.1%)
Selective Insurance Group	76,400	4,268,468
W.R. Berkley Corp.	299,725	10,229,614
		14,498,082

COMMON STOCKS (98.1%)* continued

	Shares	Value

Investment Banking/Brokerage (4.2%)
Bear Stearns Cos., Inc. (The)	74,600	$10,449,968
Calamos Asset Management, Inc. Class A	158,700	4,600,713
Goldman Sachs Group, Inc. (The)	139,100	20,924,813
Lazard, Ltd. Class A (Bermuda)	109,500	4,423,800
Legg Mason, Inc.	41,410	4,121,123
Lehman Brothers Holdings, Inc.	203,400	13,251,510
		57,771,927

Leisure (1.4%)
Harley-Davidson, Inc.	241,800	13,272,402
Thor Industries, Inc.	105,700	5,121,165
		18,393,567

Lodging/Tourism (0.7%)
Choice Hotels International, Inc.	146,600	8,883,960

Machinery (3.4%)
Cummins, Inc.	139,600	17,066,100
JLG Industries, Inc.	325,000	7,312,500
MSC Industrial Direct Co., Inc. Class A	75,800	3,605,806
Parker-Hannifin Corp.	55,000	4,268,000
Terex Corp. †	72,505	7,156,244
Timken Co.	171,000	5,730,210
Wabtec Corp.	26,800	1,002,320
		46,141,180

Manufacturing (1.0%)
Dover Corp.	30,292	1,497,334
Freightcar America, Inc.	17,900	993,629
Mettler-Toledo International, Inc.
(Switzerland) †	101,700	6,159,969
Roper Industries, Inc.	108,900	5,091,075
		13,742,007

Medical Technology (6.3%)
Becton, Dickinson and Co.	353,600	21,615,568
C.R. Bard, Inc.	130,900	9,589,734
Dade Behring Holdings, Inc.	134,000	5,579,760
Hologic, Inc. †	105,300	5,197,608
Kinetic Concepts, Inc. †	336,200	14,843,230
Medtronic, Inc.	179,900	8,440,908
Millipore Corp. †	71,900	4,528,981
Respironics, Inc. †	84,500	2,891,590
St. Jude Medical, Inc. †	190,600	6,179,252
Techne Corp. †	86,600	4,409,672
Varian Medical Systems, Inc. †	55,300	2,618,455
		85,894,758

Metals (1.8%)
Century Aluminum Co. †	51,300	1,830,897
Freeport-McMoRan Copper & Gold,
Inc. Class B	159,300	8,826,813
Phelps Dodge Corp.	39,300	3,228,888

Putnam VT New Opportunities Fund

COMMON STOCKS (98.1%)* continued

	Shares	Value

Metals continued
Reliance Steel & Aluminum Co.	43,700	$3,624,915
Steel Dynamics, Inc.	98,300	6,462,242
		23,973,755

Oil & Gas (3.5%)
EOG Resources, Inc.	137,700	9,548,118
Exxon Mobil Corp.	117,000	7,177,950
Frontier Oil Corp.	466,200	15,104,880
Noble Energy, Inc.	92,100	4,315,806
Tesoro Corp.	104,700	7,785,492
Unit Corp. †	60,300	3,430,467
		47,362,713

Pharmaceuticals (2.7%)
Allergan, Inc.	37,300	4,000,798
Barr Pharmaceuticals, Inc. †	224,900	10,725,481
Cephalon, Inc. †	59,200	3,557,920
Endo Pharmaceuticals Holdings, Inc. †	195,100	6,434,398
Johnson & Johnson	64,170	3,845,066
Medicis Pharmaceutical Corp. Class A	248,000	5,952,000
Mylan Laboratories, Inc.	126,600	2,532,000
		37,047,663

Publishing (1.4%)
Marvel Entertainment, Inc. †	19,691	393,820
McGraw-Hill Cos., Inc. (The)	255,500	12,833,765
R. H. Donnelley Corp.	110,900	5,996,363
		19,223,948

Railroads (0.4%)
Canadian National Railway Co. (Canada)	133,600	5,845,000

Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A †	249,300	6,207,570

Restaurants (0.6%)
Darden Restaurants, Inc.	208,300	8,207,020

Retail (7.3%)
American Eagle Outfitters, Inc.	637,500	21,700,500
AnnTaylor Stores Corp. †	95,800	4,155,804
Bed Bath & Beyond, Inc. †	224,500	7,446,665
Best Buy Co., Inc.	172,950	9,484,578
Claire’s Stores, Inc.	178,500	4,553,535
Dollar Tree Stores, Inc. †	129,300	3,426,450
Dress Barn, Inc. †	91,300	2,314,455
Guess ?, Inc. †	173,800	7,256,150
Home Depot, Inc. (The)	72,800	2,605,512
Lowe’s Cos., Inc.	251,700	15,270,639
OfficeMax, Inc.	128,200	5,224,150
Pantry, Inc. (The) †	103,500	5,955,390
Staples, Inc.	413,600	10,058,752
		99,452,580

COMMON STOCKS (98.1%)* continued

			Shares	Value

Semiconductor (2.0%)
Lam Research Corp. †			384,300	$17,916,066
Novellus Systems, Inc. †			216,900	5,357,430
Photronics, Inc. †			311,600	4,611,680
				27,885,176

Software (4.7%)
Adobe Systems, Inc. †			133,700	4,059,132
Amdocs, Ltd. (Guernsey) †			85,400	3,125,640
Citrix Systems, Inc. †			176,500	7,084,710
McAfee, Inc. †			320,742	7,784,408
Microsoft Corp. #			1,323,000	30,825,900
MicroStrategy, Inc. †			52,600	5,129,552
Symantec Corp. †			416,900	6,478,626
				64,487,968

Staffing (0.4%)
Administaff, Inc.			155,600	5,572,036

Technology Services (1.7%)
Accenture, Ltd. Class A (Bermuda)			473,811	13,418,328
Acxiom Corp.			191,500	4,787,500
Fair Isaac Corp.			2,175	78,974
Global Payments, Inc.			94,500	4,587,975
				22,872,777

Telecommunications (1.0%)
Brightpoint, Inc. †			245,640	3,323,509
InterDigital Communications Corp. †			99,000	3,456,090
j2 Global Communications, Inc. †			210,900	6,584,298
				13,363,897

Textiles (0.5%)
Phillips-Van Heusen Corp.			179,100	6,834,456

Tobacco (0.6%)
Reynolds American, Inc.			68,000	7,840,400

Total common stocks (cost $1,233,696,221)				$1,336,095,767

SHORT-TERM INVESTMENTS (1.8%)* (cost $24,923,847)

			Shares	Value

Putnam Prime Money Market Fund (e)			24,923,847	$24,923,847

Total investments (cost $1,258,620,068)				$1,361,019,614

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100
Index E-Mini (Long)	179	$5,697,570	Sep-06	$(8,054)
Russell 2000 Index
Mini (Long)	32	2,340,800	Sep-06	104,115
S&P 500 Index (Long)	50	15,992,500	Sep-06	173,335

Total				$269,396

Putnam VT New Opportunities Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $6,223) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Lam Research Corp. (Call)	$7,300	Jul 06 / $46.88	$10,748

See page 231 for Notes to the Portfolios.

Putnam VT New Value Fund

The fund’s portfolio 6/30/06 (Unaudited)

COMMON STOCKS (99.8%)*

	Shares	Value

Aerospace and Defense (2.9%)
Boeing Co. (The)	39,000	$3,194,490
Lockheed Martin Corp.	221,768	15,909,636
		19,104,126

Airlines (1.4%)
Southwest Airlines Co.	543,677	8,899,992

Banking (9.1%)
Bank of America Corp.	580,100	27,902,810
Commerce Bancorp, Inc.	171,800	6,128,106
PNC Financial Services Group	96,000	6,736,320
U.S. Bancorp	366,400	11,314,432
Washington Mutual, Inc.	149,500	6,814,210
		58,895,878

Building Materials (1.6%)
Masco Corp.	347,800	10,308,792

Chemicals (4.0%)
E.I. du Pont de Nemours & Co.	229,900	9,563,840
Huntsman Corp. †	157,000	2,719,240
Rohm & Haas Co.	268,129	13,438,625
		25,721,705

Computers (2.8%)
Dell, Inc. †	123,800	3,021,958
Hewlett-Packard Co.	481,900	15,266,592
		18,288,550

Conglomerates (5.2%)
Textron, Inc.	137,911	12,712,636
Tyco International, Ltd. (Bermuda)	765,800	21,059,500
		33,772,136

Consumer Finance (3.0%)
Capital One Financial Corp.	81,300	6,947,085
Countrywide Financial Corp.	325,300	12,387,424
		19,334,509

Consumer Services (0.7%)
Service Corporation International	593,900	4,834,346

Containers (1.0%)
Crown Holdings, Inc. †	207,700	3,233,889
Owens-Illinois, Inc. †	197,300	3,306,748
		6,540,637

Electric Utilities (4.9%)
Constellation Energy Group, Inc.	91,600	4,994,032
Exelon Corp.	89,900	5,109,017
PG&E Corp.	392,570	15,420,150
Sierra Pacific Resources †	484,431	6,782,034
		32,305,233

Electronics (2.1%)
Intel Corp.	708,100	13,418,495

COMMON STOCKS (99.8%)* continued

	Shares	Value

Financial (6.0%)
Citigroup, Inc.	610,900	$29,469,816
Freddie Mac	110,800	6,316,708
MGIC Investment Corp.	48,400	3,146,000
		38,932,524

Health Care Services (2.4%)
Cardinal Health, Inc.	74,100	4,766,853
CIGNA Corp.	37,900	3,733,529
WellPoint, Inc. †	98,000	7,131,460
		15,631,842

Homebuilding (0.3%)
Lennar Corp.	50,800	2,253,996

Household Furniture and Appliances (0.5%)
Whirlpool Corp.	36,700	3,033,255

Insurance (10.2%)
ACE, Ltd. (Bermuda)	185,700	9,394,563
American International Group, Inc.	109,600	6,471,880
Berkshire Hathaway, Inc. Class B †	4,858	14,782,894
Chubb Corp. (The)	452,049	22,557,245
Genworth Financial, Inc. Class A	380,840	13,268,466
		66,475,048

Leisure (1.0%)
Brunswick Corp.	196,500	6,533,625

Machinery (1.4%)
Deere (John) & Co.	58,700	4,900,863
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	103,300	4,419,174
		9,320,037

Medical Technology (1.2%)
Boston Scientific Corp. †	285,600	4,809,504
PerkinElmer, Inc.	146,300	3,057,670
		7,867,174

Metals (2.1%)
Alcoa, Inc.	270,600	8,756,616
Freeport-McMoRan Copper & Gold, Inc.
Class B	91,900	5,092,179
		13,848,795

Natural Gas Utilities (1.0%)
Southern Union Co. (S)	232,300	6,286,038

Oil & Gas (11.3%)
Chevron Corp.	223,200	13,851,792
Exxon Mobil Corp.	385,700	23,662,695
Hess Corp.	104,700	5,533,395
Marathon Oil Corp.	117,100	9,754,430
Newfield Exploration Co. †	176,386	8,632,331
Occidental Petroleum Corp.	63,600	6,522,180
Valero Energy Corp.	81,300	5,408,076
		73,364,899

Putnam VT New Value Fund

COMMON STOCKS (99.8%)* continued

			Shares	Value

Pharmaceuticals (3.5%)
Pfizer, Inc.			984,700	$23,110,909

Photography/Imaging (0.8%)
Xerox Corp. † (S)			360,000	5,007,600

Publishing (1.4%)
R. R. Donnelley & Sons Co.			290,600	9,284,670

Railroads (1.0%)
Norfolk Southern Corp.			121,600	6,471,552

Regional Bells (1.5%)
Verizon Communications, Inc.			295,900	9,909,691

Restaurants (1.9%)
McDonald’s Corp.			374,900	12,596,640

Retail (6.8%)
Foot Locker, Inc.			130,700	3,200,843
Home Depot, Inc. (The)			269,300	9,638,247
OfficeMax, Inc.			72,660	2,960,895
Supervalu, Inc.			228,000	6,999,600
Wal-Mart Stores, Inc.			439,200	21,156,265
				43,955,850

Software (0.8%)
Oracle Corp. †			362,100	5,246,829

Telecommunications (1.5%)
Embarq Corp. †			21,010	861,200
Sprint Nextel Corp.			445,700	8,909,543
				9,770,743

Tobacco (2.8%)
Altria Group, Inc.			248,400	18,240,012

Toys (0.7%)
Mattel, Inc.			284,900	4,703,699

Waste Management (1.0%)
Waste Management, Inc.			180,200	6,465,576

Total common stocks (cost $533,812,644)				$649,735,403

WARRANTS (—%)* † (cost $—)

	Expiration	Strike
	date	price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	5,894	$74,559

SHORT-TERM INVESTMENTS (1.2%)*

	Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60% to
5.44% and due dates ranging from
July 3, 2006 to August 14, 2006 (d)	$6,545,024	$6,532,100
Putnam Prime Money Market Fund (e)	1,059,192	1,059,192

Total short-term investments (cost $7,591,292)		$7,591,292

Total investments (cost $541,403,936)		$657,401,254

See page 231 for Notes to the Portfolios.

Putnam VT OTC & Emerging Growth Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (97.7%)*

	Shares	Value

Aerospace and Defense (0.8%)
Alliant Techsystems, Inc. †	9,100	$694,785

Automotive (0.5%)
Oshkosh Truck Corp.	8,300	394,416

Banking (2.1%)
Corus Bankshares, Inc.	30,200	790,636
Cullen/Frost Bankers, Inc.	8,800	504,240
UnionBanCal Corp.	6,800	439,212
		1,734,088

Biotechnology (2.5%)
Imclone Systems, Inc. †	15,200	587,328
Invitrogen Corp. †	8,700	574,809
MedImmune, Inc. †	36,600	991,860
		2,153,997

Broadcasting (0.5%)
World Wrestling Entertainment, Inc.	24,340	411,103

Building Materials (0.9%)
Sherwin-Williams Co. (The)	16,200	769,176

Coal (0.9%)
Peabody Energy Corp.	14,256	794,772

Commercial and Consumer Services (3.5%)
Consolidated Graphics, Inc. †	11,200	583,072
Corporate Executive Board Co. (The)	7,100	711,420
Global Cash Access, Inc. †	27,100	423,573
Manpower, Inc.	18,900	1,220,940
		2,939,005

Communications Equipment (1.1%)
Avaya, Inc. †	83,400	952,428

Computers (3.5%)
Aeroflex, Inc. †	57,500	671,025
Mentor Graphics Corp. †	47,600	617,848
NCR Corp. †	14,600	534,944
Netgear, Inc. †	17,800	385,370
Palm, Inc. †	46,200	743,820
		2,953,007

Consumer Goods (0.8%)
American Greetings Corp. Class A	15,900	334,059
Blyth Industries, Inc.	17,100	315,666
		649,725

Consumer Services (2.7%)
Interline Brands, Inc. †	39,000	911,820
Labor Ready, Inc. †	32,900	745,185
Stamps.com, Inc. †	21,500	598,130
		2,255,135

COMMON STOCKS (97.7%)* continued

	Shares	Value

Electrical Equipment (2.8%)
Rofin-Sinar Technologies, Inc. †	15,900	$913,773
Superior Essex, Inc. †	11,800	353,174
WESCO International, Inc. †	16,500	1,138,500
		2,405,447

Electronics (7.9%)
Agere Systems, Inc. †	65,000	955,500
Amphenol Corp. Class A	18,600	1,040,856
Avnet, Inc. †	40,300	806,806
Freescale Semiconductor, Inc. Class A †	14,800	429,200
General Cable Corp. †	26,900	941,500
Microchip Technology, Inc.	19,800	664,290
RF Micro Devices, Inc. †	125,200	747,444
Sanmina Corp. †	92,700	426,420
Zoran Corp. †	26,300	640,142
		6,652,158

Energy (5.1%)
Cameron International Corp. †	17,600	840,752
Helix Energy Solutions Group, Inc. †	18,600	750,696
Hercules Offshore, Inc. †	11,700	409,500
Pride International, Inc. †	24,900	777,627
Rowan Cos., Inc.	16,000	569,440
Veritas DGC, Inc. †	18,600	959,388
		4,307,403

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd. ADR
(China) †	2,530	71,473

Health Care Services (5.1%)
Charles River Laboratories
International, Inc. †	15,100	555,680
Community Health Systems, Inc. †	25,100	922,425
Henry Schein, Inc. †	7,000	327,110
Laboratory Corp. of America Holdings †	6,300	392,049
Pediatrix Medical Group, Inc. †	22,800	1,032,840
Sierra Health Services, Inc. †	24,100	1,085,223
		4,315,327

Insurance (0.6%)
Safety Insurance Group, Inc.	10,000	475,500

Investment Banking/Brokerage (1.0%)
Calamos Asset Management, Inc. Class A	13,500	391,365
Nuveen Investments, Inc. Class A	10,454	450,045
		841,410

Leisure (0.9%)
Brunswick Corp.	10,900	362,425
K2, Inc. †	36,500	399,310
		761,735

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (97.7%)* continued

	Shares	Value

Machinery (5.6%)
Cummins, Inc.	5,300	$647,925
JLG Industries, Inc.	22,500	506,250
Lincoln Electric Holdings, Inc.	16,100	1,008,665
Parker-Hannifin Corp.	11,500	892,400
Timken Co.	23,300	780,783
Wabtec Corp.	23,100	863,940
		4,699,963

Manufacturing (0.8%)
Dover Corp.	14,500	716,735

Medical Technology (9.5%)
American Medical Systems
Holdings, Inc. †	36,900	614,385
Angiodynamics, Inc. †	14,100	381,405
C.R. Bard, Inc.	13,900	1,018,314
Dade Behring Holdings, Inc.	25,200	1,049,328
Edwards Lifesciences Corp. †	13,300	604,219
Hologic, Inc. †	10,600	523,216
Immucor, Inc. †	23,400	449,982
Kinetic Concepts, Inc. †	18,500	816,775
LCA-Vision, Inc.	10,500	555,555
Mentor Corp.	12,300	535,050
Varian Medical Systems, Inc. †	15,100	714,985
Waters Corp. †	19,000	843,600
		8,106,814

Metals (6.0%)
Agnico-Eagle Mines, Ltd. (Canada)	31,000	1,025,480
Cameco Corp. (Canada)	27,600	1,103,172
Coeur d’Alene Mines Corp. †	72,100	346,801
Freeport-McMoRan Copper &
Gold, Inc. Class B	17,900	991,839
Goldcorp, Inc. (Toronto Exchange)
(Canada)	22,990	694,758
Mueller Water Products, Inc. Class A †	9,900	172,359
PAN American Silver Corp. (Canada) †	19,200	345,408
Steel Dynamics, Inc.	6,352	417,580
		5,097,397

Office Equipment & Supplies (1.0%)
John H. Harland Co.	18,600	809,100

Oil & Gas (4.3%)
Complete Production Services, Inc. †	6,467	152,880
Giant Industries, Inc. †	11,083	737,574
Noble Energy, Inc.	13,100	613,866
Patterson-UTI Energy, Inc.	16,600	469,946
Sunoco, Inc.	6,300	436,527
Unit Corp. †	12,600	716,814
Universal Compression Holdings, Inc. †	7,500	472,275
		3,599,882

COMMON STOCKS (97.7%)* continued

	Shares	Value

Pharmaceuticals (3.3%)
Barr Pharmaceuticals, Inc. †	15,600	$743,964
Cephalon, Inc. †	12,400	745,240
Hospira, Inc. †	23,500	1,009,090
Watson Pharmaceuticals, Inc. †	12,100	281,688
		2,779,982

Publishing (0.9%)
R. H. Donnelley Corp.	13,300	719,131

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A †	31,200	776,880

Restaurants (2.3%)
Domino’s Pizza, Inc.	28,400	702,616
Jack in the Box, Inc. †	16,400	642,880
Sonic Corp. †	29,800	619,542
		1,965,038

Retail (7.4%)
Aeropostale, Inc. †	28,500	823,365
American Eagle Outfitters, Inc.	14,600	496,984
Barnes & Noble, Inc.	17,300	631,450
Big Lots, Inc. †	26,800	457,744
J Crew Group, Inc. †	4,490	123,251
New York & Company, Inc. †	28,900	282,353
OfficeMax, Inc.	36,800	1,499,600
Pacific Sunwear of California, Inc. †	20,200	362,186
Pantry, Inc. (The) †	11,600	667,464
Ross Stores, Inc.	22,200	622,710
Stein Mart, Inc.	21,600	319,680
		6,286,787

Schools (0.6%)
Career Education Corp. † #	17,800	532,042

Semiconductor (0.9%)
Lam Research Corp. †	12,100	564,102
Nextest Systems Corp. †	13,970	226,454
		790,556

Shipping (1.3%)
J. B. Hunt Transport Services, Inc.	28,500	709,935
Omega Navigation Enterprises, Inc. †	26,500	382,130
		1,092,065

Software (2.2%)
Blackboard, Inc. †	8,800	254,848
Cadence Design Systems, Inc. †	33,400	572,810
Epicor Software Corp. †	34,200	360,126
Sybase, Inc. †	34,300	665,420
		1,853,204

Technology (1.1%)
ON Semiconductor Corp. †	158,100	929,628

Putnam VT OTC & Emerging Growth Fund

COMMON STOCKS (97.7%)* continued

			Shares	Value

Technology Services (5.0%)
Covansys Corp. †			63,190	$794,298
CSG Systems International, Inc. †			44,500	1,100,928
Fair Isaac Corp.			20,800	755,248
FileNET Corp. †			14,700	395,871
Global Payments, Inc.			5,200	252,460
Internet Security Systems, Inc. †			29,300	552,305
Jupitermedia Corp. †			28,700	373,100
				4,224,210

Toys (0.8%)
Jakks Pacific, Inc. †			32,200	646,898

Transportation (0.5%)
Hornbeck Offshore Services, Inc. †			12,300	436,896

Total common stocks (cost $73,801,962)				$82,595,298

SHORT-TERM INVESTMENTS (2.1%)* (cost $1,777,428)

			Shares	Value

Putnam Prime Money Market Fund (e)			1,777,428	$1,777,428

Total investments (cost $75,579,390)				$84,372,726

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500
Index (Long)	2	$639,700	Sep-06	$4,342

WRITTEN OPTIONS OUTSTANDING at 6/30/06
(premiums received $4,351) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Agnico (Put)		$3,100	Jul 07/$30.30	$371
Goldcor (Put)		2,299	Jul 07/$27.16	99

Total				$470

See page 231 for Notes to the Portfolios.

Putnam VT Research Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.3%)*

	Shares	Value

Aerospace and Defense (1.0%)
Lockheed Martin Corp.	25,100	$1,800,674

Airlines (1.0%)
JetBlue Airways Corp. †	60,600	735,684
Southwest Airlines Co.	72,100	1,180,277
		1,915,961

Banking (7.2%)
Bank of America Corp. #	119,500	5,747,950
Commerce Bancorp, Inc.	64,000	2,282,880
U.S. Bancorp	68,900	2,127,632
Wells Fargo & Co.	47,300	3,172,884
		13,331,346

Beverage (0.8%)
Coca-Cola Enterprises, Inc.	75,900	1,546,083

Biotechnology (2.9%)
Amgen, Inc. †	40,600	2,648,338
Biogen Idec, Inc. †	40,800	1,890,264
MedImmune, Inc. †	32,000	867,200
		5,405,802

Broadcasting (0.9%)
Liberty Media Holding Corp. —
Capital Ser. A †	8,165	683,982
XM Satellite Radio Holdings, Inc. Class A †	67,100	983,015
		1,666,997

Building Materials (0.5%)
Sherwin-Williams Co. (The)	20,100	954,348

Cable Television (1.0%)
Comcast Corp. Class A † (S)	57,700	1,889,098

Commercial and Consumer Services (1.2%)
Cendant Corp.	139,900	2,278,971

Communications Equipment (3.4%)
Cisco Systems, Inc. †	138,700	2,708,811
Corning, Inc. †	59,000	1,427,210
Qualcomm, Inc.	45,000	1,803,150
Redback Networks, Inc. †	18,200	333,788
		6,272,959

Computers (4.1%)
Apple Computer, Inc. †	26,900	1,536,528
Autodesk, Inc. †	23,400	806,364
Dell, Inc. †	84,300	2,057,763
EMC Corp. †	116,000	1,272,520
Hewlett-Packard Co.	61,600	1,951,488
		7,624,663

Conglomerates (2.7%)
Danaher Corp.	24,900	1,601,568
Tyco International, Ltd. (Bermuda)	123,000	3,382,500
		4,984,068

COMMON STOCKS (98.3%)* continued

	Shares	Value

Construction (0.4%)
Martin Marietta Materials, Inc.	8,700	$793,005

Consumer Finance (3.7%)
Capital One Financial Corp.	43,800	3,742,710
Countrywide Financial Corp.	78,200	2,977,856
		6,720,566

Consumer Goods (2.1%)
Procter & Gamble Co. (The)	70,300	3,908,680

Containers (1.3%)
Ball Corp.	24,800	918,592
Owens-Illinois, Inc. †	88,800	1,488,288
		2,406,880

Electric Utilities (3.3%)
Entergy Corp.	17,200	1,216,900
Exelon Corp.	39,900	2,267,517
PG&E Corp.	41,700	1,637,976
Wisconsin Energy Corp.	22,000	886,600
		6,008,993

Electronics (1.5%)
Analog Devices, Inc.	25,900	832,426
Microchip Technology, Inc.	28,900	969,595
Micron Technology, Inc. †	63,800	960,828
		2,762,849

Energy (1.9%)
BJ Services Co.	33,100	1,233,306
Pride International, Inc. †	41,600	1,299,168
Rowan Cos., Inc.	28,300	1,007,197
		3,539,671

Financial (3.6%)
Citigroup, Inc.	124,400	6,001,056
Moody’s Corp.	10,600	577,276
		6,578,332

Health Care Services (3.3%)
Cardinal Health, Inc.	20,000	1,286,600
Caremark Rx, Inc.	22,300	1,112,101
Community Health Systems, Inc. †	20,600	757,050
Health Management Associates, Inc.
Class A	31,800	626,778
Lincare Holdings, Inc. †	21,800	824,912
WellPoint, Inc. †	19,600	1,426,292
		6,033,733

Homebuilding (0.7%)
NVR, Inc. †	2,700	1,326,375

Household Furniture and Appliances (1.4%)
Whirlpool Corp.	31,000	2,562,150

Putnam VT Research Fund

COMMON STOCKS (98.3%)* continued

	Shares	Value

Insurance (2.8%)
Berkshire Hathaway, Inc. Class B †	400	$1,217,200
Everest Re Group, Ltd. (Barbados)	20,300	1,757,371
Genworth Financial, Inc. Class A	61,000	2,125,240
		5,099,811

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	23,600	3,305,888
Goldman Sachs Group, Inc. (The)	16,900	2,542,267
Janus Capital Group, Inc.	46,000	823,400
		6,671,555

Lodging/Tourism (1.2%)
Royal Caribbean Cruises, Ltd.	56,800	2,172,600

Machinery (2.1%)
Caterpillar, Inc.	31,400	2,338,672
Parker-Hannifin Corp.	18,300	1,420,080
		3,758,752

Manufacturing (0.7%)
Illinois Tool Works, Inc.	27,300	1,296,750

Medical Technology (1.2%)
Boston Scientific Corp. †	84,200	1,417,928
St. Jude Medical, Inc. †	22,200	719,724
		2,137,652

Metals (1.3%)
Nucor Corp.	20,800	1,128,400
United States Steel Corp.	19,200	1,346,304
		2,474,704

Oil & Gas (8.5%)
Apache Corp.	34,600	2,361,450
EOG Resources, Inc.	18,900	1,310,526
Exxon Mobil Corp.	105,000	6,441,750
Hess Corp.	54,600	2,885,610
Marathon Oil Corp.	17,200	1,432,760
Newfield Exploration Co. †	23,600	1,154,984
		15,587,080

Pharmaceuticals (4.1%)
Barr Pharmaceuticals, Inc. †	14,400	686,736
Johnson & Johnson	72,000	4,314,240
Pfizer, Inc.	47,900	1,124,213
Teva Pharmaceutical Industries, Ltd.
ADR (Israel)	22,700	717,093
Watson Pharmaceuticals, Inc. †	27,800	647,184
		7,489,466

Railroads (1.2%)
CSX Corp.	15,600	1,098,864
Norfolk Southern Corp.	20,400	1,085,688
		2,184,552

COMMON STOCKS (98.3%)* continued

	Shares	Value

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A †	43,000	$1,070,700

Restaurants (1.2%)
Yum! Brands, Inc.	43,600	2,191,772

Retail (9.0%)
Abercrombie & Fitch Co. Class A	24,700	1,369,121
Barnes & Noble, Inc.	25,200	919,800
CVS Corp.	42,900	1,317,030
Home Depot, Inc. (The)	83,900	3,002,781
J Crew Group, Inc. †	9,950	273,128
Kohl’s Corp. †	26,000	1,537,120
OfficeMax, Inc.	35,700	1,454,775
Ross Stores, Inc.	50,700	1,422,135
Staples, Inc.	90,800	2,208,256
Supervalu, Inc.	72,600	2,228,820
Whole Foods Market, Inc.	14,500	937,280
		16,670,246

Software (2.9%)
Adobe Systems, Inc. †	51,100	1,551,396
McAfee, Inc. †	41,400	1,004,778
Oracle Corp. †	126,800	1,837,332
Red Hat, Inc. †	37,100	868,140
		5,261,646

Technology Services (2.5%)
Accenture, Ltd. Class A (Bermuda)	39,800	1,127,136
eBay, Inc. †	49,900	1,461,571
VeriSign, Inc. †	30,600	709,002
Yahoo!, Inc. †	41,800	1,379,400
		4,677,109

Telecommunications (1.9%)
Sprint Nextel Corp.	174,900	3,496,251

Tobacco (2.0%)
Altria Group, Inc.	50,100	3,678,843

Transportation Services (1.6%)
United Parcel Service, Inc. Class B	35,600	2,930,948

Total common stocks (cost $177,353,976)		$181,162,641

SHORT-TERM INVESTMENTS (1.7%)*

	Principal amount/shares	Value

Putnam Prime Money Market Fund (e)	2,333,154	$2,333,154
Short-term investments held as
collateral for loaned securites
with yields ranging from 4.60%
to 5.44% and due dates ranging from
July 3, 2006 to August14, 2006 (d)	$805,591	804,000

Total short-term investments (cost $3,137,154)		$3,137,154

Total investments (cost $180,491,130)		$184,299,795

Putnam VT Research Fund

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	10	$3,198,500	Sep-06	$77,677

See page 231 for Notes to the Portfolios.

Putnam VT Small Cap Value Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (98.7%)*

	Shares	Value

Advertising and Marketing Services (1.0%)
Digitas, Inc. †	384,300	$4,465,566
Nu Skin Enterprises, Inc. Class A	149,100	2,214,135
Valassis Communications, Inc. †	75,800	1,788,122
		8,467,823

Aerospace and Defense (2.2%)
AAR Corp. †	308,280	6,853,064
Heico Corp.	83,900	2,378,565
Heico Corp. Class A	29,100	690,252
Herley Industries, Inc. † (S)	101,700	1,140,057
Innovative Solutions & Support, Inc. † (S)	183,700	2,582,822
Kaman Corp.	128,700	2,342,340
Teledyne Technologies, Inc. †	91,900	3,010,644
		18,997,744

Agriculture (0.6%)
Delta & Pine Land Co. (S)	178,800	5,256,720

Airlines (0.5%)
SkyWest, Inc.	173,100	4,292,880

Automotive (1.5%)
Aaron Rents, Inc.	152,420	4,097,050
American Axle & Manufacturing
Holdings, Inc. (S)	262,300	4,487,953
ArvinMeritor, Inc. (S)	298,600	5,132,934
		13,717,937

Banking (8.8%)
AMCORE Financial, Inc.	148,900	4,364,259
BankAtlantic Bancorp, Inc. Class A (S)	535,600	7,948,304
Brookline Bancorp, Inc.	404,500	5,569,965
Colonial Bancgroup, Inc.	187,400	4,812,432
Columbia Banking Systems, Inc.	73,100	2,732,478
East West Bancorp, Inc.	65,100	2,467,941
First Community Bancorp (S)	73,800	4,360,104
First Niagara Financial Group, Inc.	171,100	2,398,822
Flagstar Bancorp, Inc. (S)	336,900	5,376,924
Netbank, Inc.	313,100	2,075,853
PFF Bancorp, Inc.	208,500	6,913,860
Provident Bankshares Corp.	125,700	4,574,223
Republic Bancorp, Inc.	682,220	8,452,706
Sterling Bancshares, Inc.	298,800	5,602,500
UMB Financial Corp.	83,200	2,773,888
Webster Financial Corp.	106,600	5,057,104
Wintrust Financial Corp.	42,600	2,166,210
		77,647,573

Basic Materials (1.2%)
Ameron International Corp.	73,430	4,921,279
Chaparral Steel Co. †	85,300	6,143,306
		11,064,585

COMMON STOCKS (98.7%)* continued

	Shares	Value

Broadcasting (0.4%)
Sinclair Broadcast Group, Inc. Class A	448,000	$3,834,880

Building Materials (2.0%)
Apogee Enterprises, Inc.	302,900	4,452,630
Goodman Global, Inc. †	214,800	3,260,664
Interface, Inc. Class A †	375,200	4,296,040
Lennox International, Inc.	199,100	5,272,168
		17,281,502

Chemicals (3.5%)
A. Schulman, Inc.	155,400	3,557,106
Airgas, Inc.	128,100	4,771,725
H.B. Fuller Co.	91,800	3,999,726
Olin Corp.	223,000	3,998,390
Omnova Solutions, Inc. †	868,150	4,931,092
PolyOne Corp. †	724,841	6,364,104
RPM, Inc. (S)	213,800	3,848,400
		31,470,543

Commercial and Consumer Services (2.5%)
Banta Corp.	173,000	8,015,090
Brink’s Co. (The)	63,300	3,570,753
ePlus, Inc. †	94,700	1,072,951
Global Cash Access, Inc. †	172,600	2,697,738
Maximus, Inc.	99,800	2,310,370
TeleTech Holdings, Inc. †	345,200	4,370,232
		22,037,134

Communications Equipment (1.4%)
Arris Group, Inc. †	136,100	1,785,632
Belden CDT, Inc.	189,600	6,266,280
EFJ, Inc. †	330,800	1,988,108
Radyne Comstream Corp. †	218,300	2,484,254
		12,524,274

Computers (4.6%)
Agilysys, Inc.	263,100	4,735,800
Brocade Communications
Systems, Inc. †	468,000	2,873,520
Emulex Corp. †	184,800	3,006,696
Foundry Networks, Inc. †	274,200	2,922,972
Inter-Tel, Inc.	158,100	3,329,586
MRO Software, Inc. †	204,300	4,100,301
MTS Systems Corp.	132,700	5,242,977
Netgear, Inc. †	103,500	2,240,775
Parametric Technology Corp. †	302,200	3,840,962
Paxar Corp. †	166,600	3,426,962
Smart Modular Technologies
WWH, Inc. †	315,700	2,771,846
Xyratex, Ltd. (Bermuda) †	93,000	2,459,850
		40,952,247

Putnam VT Small Cap Value Fund

COMMON STOCKS (98.7%)* continued

	Shares	Value

Conglomerates (1.1%)
AMETEK, Inc.	73,700	$3,491,906
Crane Co. (Australia)	145,800	6,065,280
		9,557,186

Consumer Finance (1.0%)
AmeriCredit Corp. † (S)	135,100	3,771,992
Capital Trust, Inc. Class A (R)	149,049	5,309,125
		9,081,117

Consumer Goods (1.3%)
American Greetings Corp. Class A (S)	198,900	4,178,889
Blyth Industries, Inc.	217,100	4,007,666
Elizabeth Arden, Inc. †	166,200	2,971,656
		11,158,211

Consumer Services (0.2%)
Stewart Enterprises, Inc. Class A	247,300	1,421,975

Distribution (0.7%)
Handleman Co.	188,300	1,534,645
Spartan Stores, Inc.	79,400	1,161,622
Watsco, Inc.	52,800	3,158,496
		5,854,763

Electric Utilities (1.4%)
Black Hills Corp.	151,692	5,207,586
Sierra Pacific Resources †	99,650	1,395,100
Westar Energy, Inc.	259,700	5,466,685
		12,069,371

Electrical Equipment (1.1%)
Rofin-Sinar Technologies, Inc. †	96,080	5,521,718
WESCO International, Inc. †	68,200	4,705,800
		10,227,518

Electronics (3.6%)
Avnet, Inc. †	183,797	3,679,616
Directed Electronics, Inc. †	164,490	2,158,109
General Cable Corp. †	164,200	5,747,000
Methode Electronics, Inc. Class A	443,900	4,665,389
MoSys, Inc. †	223,700	1,749,334
Park Electrochemical Corp.	163,700	4,215,275
TTM Technologies, Inc. †	295,000	4,268,650
X-Rite, Inc. (S)	518,900	5,702,711
		32,186,084

Energy (2.0%)
GulfMark Offshore, Inc. †	207,900	5,370,057
Hydril Co. †	49,100	3,855,332
Pride International, Inc. †	69,100	2,157,993
Tidewater, Inc.	122,800	6,041,760
		17,425,142

COMMON STOCKS (98.7%)* continued

	Shares	Value

Engineering & Construction (0.6%)
EMCOR Group, Inc. †	105,090	$5,114,730

Financial (0.9%)
Advanta Corp. Class B	216,000	7,765,200

Food (2.3%)
Flowers Foods, Inc. (S)	165,250	4,732,760
Ralcorp Holdings, Inc. †	97,673	4,154,033
Ruddick Corp.	264,500	6,482,895
Sanderson Farms, Inc. (S)	108,500	3,036,915
TreeHouse Foods, Inc. †	74,500	1,779,805
		20,186,408

Forest Products and Packaging (1.1%)
Albany International Corp.	126,245	5,351,526
Silgan Holdings, Inc.	119,624	4,427,284
		9,778,810

Health Care Services (2.6%)
AMERIGROUP Corp. †	70,000	2,172,800
Hooper Holmes, Inc.	1,560,000	4,758,000
Odyssey Healthcare, Inc. †	213,000	3,742,410
Pediatrix Medical Group, Inc. †	93,900	4,253,670
Sierra Health Services, Inc. †	118,600	5,340,558
Sunrise Assisted Living, Inc. †	91,900	2,541,035
		22,808,473

Homebuilding (0.8%)
Champion Enterprises, Inc. †	369,500	4,079,280
Fleetwood Enterprises, Inc. † (S)	421,900	3,181,126
		7,260,406

Household Furniture and Appliances (0.5%)
Furniture Brands International, Inc. (S)	227,100	4,732,764

Insurance (10.3%)
American Equity Investment Life
Holding Co.	519,900	5,542,134
AmerUs Group Co. (S)	103,800	6,077,490
Bristol West Holdings, Inc.	78,600	1,257,600
Commerce Group, Inc.	209,700	6,194,538
FBL Financial Group, Inc. Class A	108,400	3,512,160
Fremont General Corp. (S)	253,500	4,704,960
Hub International, Ltd. (Canada)	100,000	2,621,000
Infinity Property & Casualty Corp.	146,100	5,990,100
Landamerica Financial Group, Inc.	94,200	6,085,320
Navigators Group, Inc. †	67,700	2,966,614
Ohio Casualty Corp. (S)	168,200	5,000,586
Philadelphia Consolidated
Holding Corp. †	132,900	4,034,844
Phoenix Companies, Inc. (The)	194,900	2,744,192
Presidential Life Corp.	272,068	6,687,431
Selective Insurance Group	101,226	5,655,497

Putnam VT Small Cap Value Fund

COMMON STOCKS (98.7%)* continued

	Shares	Value

Insurance continued
Stancorp Financial Group	168,599	$8,583,375
State Auto Financial Corp.	148,800	4,841,952
Stewart Information Services	113,100	4,106,661
Zenith National Insurance Corp.	121,950	4,837,757
		91,444,211

Investment Banking/Brokerage (0.8%)
MCG Capital Corp. (S)	430,900	6,851,310

Leisure (0.5%)
Arctic Cat, Inc.	209,576	4,088,828

Machinery (2.5%)
CLARCOR, Inc.	78,800	2,347,452
Gardner Denver, Inc. †	94,600	3,642,100
Imation Corp.	113,500	4,659,175
Lincoln Electric Holdings, Inc.	88,000	5,513,200
MSC Industrial Direct Co., Inc. Class A	44,900	2,135,893
Tennant Co.	79,891	4,016,919
		22,314,739

Manufacturing (1.6%)
Acuity Brands, Inc.	149,700	5,824,827
Blount International, Inc. †	181,800	2,185,236
Gehl, Co. †	10,700	251,771
Griffon Corp. † (S)	99,000	2,583,900
Lancaster Colony Corp.	78,100	3,082,607
		13,928,341

Media (0.5%)
Journal Communications, Inc. Class A	373,200	4,194,768

Medical Technology (2.1%)
Datascope Corp.	160,800	4,959,072
Edwards Lifesciences Corp. †	73,400	3,334,562
Hanger Orthopedic Group, Inc. †	149,800	1,252,328
PSS World Medical, Inc. †	224,100	3,955,365
Vital Signs, Inc.	98,320	4,869,790
		18,371,117

Metal Fabricators (1.4%)
Mueller Industries, Inc.	201,800	6,665,454
USEC, Inc.	467,700	5,542,245
		12,207,699

Metals (2.3%)
Quanex Corp. (S)	147,100	6,335,597
Reliance Steel & Aluminum Co.	48,426	4,016,937
Steel Dynamics, Inc.	75,900	4,989,666
Texas Industries, Inc.	90,100	4,784,310
		20,126,510

Natural Gas Utilities (0.6%)
Energen Corp.	145,600	5,592,496

COMMON STOCKS (98.7%)* continued

	Shares	Value

Oil & Gas (3.5%)
Cabot Oil & Gas Corp. Class A	108,500	$5,316,500
Energy Partners, Ltd. † (S)	161,100	3,052,845
Petroleum Development Corp. †	127,900	4,821,830
Range Resources Corp.	221,350	6,018,507
St. Mary Land & Exploration Co. (S)	164,160	6,607,440
Universal Compression Holdings, Inc. †	84,000	5,289,480
		31,106,602

Pharmaceuticals (1.6%)
Alpharma, Inc. Class A	215,900	5,190,236
Owens & Minor, Inc.	173,300	4,956,380
Sciele Pharma, Inc. † (S)	168,300	3,902,877
		14,049,493

Photography/Imaging (0.5%)
Ikon Office Solutions, Inc.	327,200	4,122,720

Real Estate (5.4%)
American Home Mortgage
Investment Corp. (R) (S)	161,300	5,945,518
Arbor Realty Trust, Inc (R)	239,100	5,989,455
Cedar Shopping Centers, Inc. (R)	124,900	1,838,528
DiamondRock Hospitality Co. (R)	276,570	4,096,002
Entertainment Properties Trust (R)	110,562	4,759,694
Getty Realty Corp. (R) (S)	228,900	6,509,916
Grubb & Ellis Co. †	268,170	2,480,573
Innkeepers USA Trust (R)	162,200	2,802,816
KKR Private Equity Investors LP ADR
144A † (R)	94,800	2,076,120
M/I Schottenstein Homes, Inc. (S)	42,500	1,490,900
National Health Investors, Inc. (R)	206,130	5,542,836
NorthStar Realty Finance Corp.	323,000	3,879,230
		47,411,588

Restaurants (1.2%)
CBRL Group, Inc.	82,000	2,781,440
Landry’s Restaurants, Inc.	171,300	5,558,685
Morton’s Restaurant Group, Inc. †	168,992	2,588,957
		10,929,082

Retail (4.3%)
Charlotte Russe Holding, Inc. †	128,500	3,076,290
CSK Auto Corp. † (S)	215,600	2,580,732
Finlay Enterprises, Inc. †	98,100	833,850
Haverty Furniture Cos., Inc.	353,400	5,544,846
Movie Gallery, Inc. (S)	473,400	2,939,814
Nash Finch Co. (S)	149,700	3,187,113
New York & Company, Inc. † (S)	72,727	710,543
Rocky Brands, Inc. † (S)	48,300	1,026,375
Sonic Automotive, Inc.	131,600	2,918,888
Stage Stores, Inc.	125,700	4,148,100

Putnam VT Small Cap Value Fund

COMMON STOCKS (98.7%)* continued

	Shares	Value

Retail continued
Too, Inc. †	141,200	$5,420,668
Wolverine World Wide, Inc.	260,250	6,071,633
		38,458,852

Semiconductor (1.2%)
Brooks Automation, Inc. †	424,200	5,005,560
Cohu, Inc.	229,400	4,025,970
Standard Microsystems Corp. †	68,700	1,499,721
		10,531,251

Shipping (1.0%)
Arkansas Best Corp.	94,500	4,744,845
EGL, Inc. †	78,600	3,945,720
		8,690,565

Software (0.5%)
Hyperion Solutions Corp. †	152,400	4,206,240

Staffing (0.9%)
Kforce, Inc. †	242,100	3,750,129
MPS Group, Inc. †	300,800	4,530,048
		8,280,177

Technology (0.2%)
LaBarge, Inc. †	131,700	1,747,659

Technology Services (1.6%)
Acxiom Corp.	154,200	3,855,000
DiamondCluster International, Inc.
Class A †	285,800	2,263,536
IHS, Inc. Class A †	86,200	2,554,106
Indus International, Inc. †	1,003,700	2,870,582
United Online, Inc.	223,500	2,682,000
		14,225,224

Telecommunications (1.3%)
Brightpoint, Inc. †	216,750	2,932,628
Consolidated Communications
Holdings, Inc.	246,200	4,094,306
Earthlink, Inc. †	470,937	4,078,314
		11,105,248

Textiles (0.5%)
Phillips-Van Heusen Corp.	106,000	4,044,960

Transportation Services (0.5%)
Landstar Systems, Inc.	100,500	4,746,615

Waste Management (0.5%)
URS Corp. †	107,800	4,527,597

Total common stocks (cost $656,098,090)		$871,477,892

SHORT-TERM INVESTMENTS (9.8%)*

	Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60% to
5.44% and due dates ranging from
July 3,2006 to August 14, 2006 (d)	$78,546,223	$78,391,119
Putnam Prime Money Market Fund (e)	7,840,667	7,840,667

Total short-term investments
(cost $86,231,786)		$86,231,786

Total investments (cost $742,329,876)		$957,709,678

See page 231 for Notes to the Portfolios.

Putnam VT Utilities Growth and Income Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.6%)*

	Shares	Value

Cable Television (0.3%)
Comcast Corp. Class A (Special) † (S)	35,258	$1,155,757

Electric Utilities (66.3%)
Alliant Energy Corp. (S)	143,183	4,911,177
Chubu Electric Power, Inc. (Japan)	86,500	2,338,451
CLP Holdings, Ltd. (Hong Kong)	261,000	1,527,348
CMS Energy Corp. †	254,317	3,290,862
Constellation Energy Group, Inc.	126,914	6,919,351
Dominion Resources, Inc.	225,914	16,896,108
DPL, Inc. (S)	183,852	4,927,234
Duke Energy Corp.	287,652	8,448,339
Edison International	288,385	11,247,015
El Paso Electric Co. †	54,592	1,100,575
Electric Power Development Co. (Japan)	36,200	1,380,857
Enel SpA (Italy) (S)	711,207	6,128,535
Energy East Corp. (S)	49,620	1,187,407
Entergy Corp.	197,040	13,940,580
Exelon Corp. (S)	482,950	27,446,049
FirstEnergy Corp.	219,735	11,911,834
FPL Group, Inc. (S)	251,093	10,390,228
Great Plains Energy, Inc. (S)	57,373	1,598,412
Hera SpA (Italy) (S)	1,665,171	5,535,195
Hong Kong Electric Holdings, Ltd.
(Hong Kong)	179,500	812,369
Iberdrola SA (Spain)	290,153	9,989,969
Kansai Electric Power, Inc. (Japan)	106,700	2,389,781
Kyushu Electric Power Co., Inc. (Japan)	48,400	1,126,369
Northeast Utilities (S)	147,425	3,047,275
NSTAR	48,114	1,376,060
PG&E Corp. (S)	373,087	14,654,857
PPL Corp. (S)	101,280	3,271,344
Progress Energy, Inc. (S)	42,604	1,826,433
Public Service Enterprise Group, Inc.	91,688	6,062,411
Scottish and Southern Energy PLC
(United Kingdom)	240,927	5,128,238
Sierra Pacific Resources †	316,058	4,424,812
Southern Co. (The)	196,744	6,305,645
Tohoku Electric Power Co., Inc. (Japan)	61,300	1,346,133
Tokyo Electric Power Co. (Japan)	138,600	3,831,811
TXU Corp. (S)	269,373	16,105,812
Wisconsin Energy Corp.	191,325	7,710,398
		230,535,274

Investment Banking/Brokerage (0.3%)
Spark Infrastructure Group (Australia)	1,085,399	910,922

Natural Gas Utilities (7.5%)
Enbridge, Inc. (Canada) (S)	36,791	1,124,701
Equitable Resources, Inc. (S)	160,377	5,372,630
MDU Resources Group, Inc. (S)	115,668	4,234,605
Sempra Energy	203,871	9,272,053

COMMON STOCKS (99.6%)* continued

	Shares	Value

Natural Gas Utilities continued
Tokyo Gas Co., Ltd. (Japan)	349,000	$1,645,766
Williams Cos., Inc. (The) (S)	183,517	4,286,957
		25,936,712

Oil & Gas (1.2%)
Questar Corp.	50,401	4,056,776

Power Producers (2.5%)
AES Corp. (The) † (S)	473,154	8,729,691

Regional Bells (1.8%)
BellSouth Corp.	59,459	2,152,416
Verizon Communications, Inc.	121,950	4,084,106
		6,236,522

Shipping (1.7%)
Autopistas Concesionaria Espanola SA (Spain)	260,317	6,093,848

Telecommunications (11.2%)
ALLTEL Corp. (S)	18,021	1,150,280
American Tower Corp. Class A †	55,002	1,711,662
CenturyTel, Inc.	31,959	1,187,277
Digi.com Berhad (Malaysia) †	492,600	1,462,239
Fastweb (Italy)	30,445	1,319,911
France Telecom SA (France)	109,742	2,358,530
Koninklijke (Royal) KPN NV (Netherlands)	306,281	3,441,990
Mobistar SA (Belgium)	22,859	1,813,426
NTT DoCoMo, Inc. (Japan)	831	1,221,417
PanAmSat Holding Corp.	45,451	1,135,366
Sprint Nextel Corp.	249,714	4,991,783
StarHub, Ltd. (Singapore)	1,011,000	1,457,989
Telecom Corp. of New Zealand, Ltd.
(New Zealand) (S)	302,692	745,832
Telenor ASA (Norway)	211,300	2,556,199
Telus Corp. (Canada)	59,592	2,414,661
Vodafone Group PLC (United Kingdom)	4,627,722	9,863,148
		38,831,710

Telephone (2.1%)
AT&T, Inc. (S)	138,867	3,873,001
Hellenic Telecommunication Organization
(OTE) SA (Greece) †	155,980	3,434,020
		7,307,021

Transportation Services (0.5%)
Deutsche Post AG (Germany)	61,530	1,652,775
Oesterreichische Post AG 144A (Austria) †	5,171	156,816
		1,809,591

Water Utilities (4.2%)
Aqua America, Inc. (S)	85,603	1,950,890
Pennon Group PLC (United Kingdom)	199,940	4,936,150
Veolia Environnement (France)	151,982	7,852,026
		14,739,066

Total common stocks (cost $248,719,562)		$346,342,890

Putnam VT Utilities Growth and Income Fund

SHORT-TERM INVESTMENTS (15.2%)*

	Principal amount/
	shares	Value

Putnam Prime Money Market Fund (e)	351,554	$351,554
Short-term investments held as
collateral for loaned securities
with yields ranging from 4.55%
to 5.44% and due dates ranging
from July 3, 2006 to August 14,
2006 (d)	$52,753,874	52,652,343

Total short-term investments (cost $53,003,897)		$53,003,897

Total investments (cost $301,723,459)		$399,346,787

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006:
(as a percentage of Portfolio Value)
Belgium		0.5%
Canada		1.0
France		2.9
Germany		0.5
Greece		1.0
Hong Kong		0.7
Italy		3.7
Japan		4.4
Netherlands		1.0
Norway		0.7
Spain		4.6
United Kingdom		5.8
United States		71.7
Other		1.5

Total		100.0%

See page 231 for Notes to the Portfolios.

Putnam VT Vista Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.8%)*

	Shares	Value

Aerospace and Defense (2.6%)
L-3 Communications Holdings, Inc.	116,800	$8,809,056
Precision Castparts Corp.	55,900	3,340,584
		12,149,640

Airlines (1.0%)
Southwest Airlines Co.	290,400	4,753,848

Automotive (0.7%)
Oshkosh Truck Corp.	69,000	3,278,880

Banking (1.2%)
Unibanco-Uniao de Bancos Brasileiros
SA ADR (Brazil)	83,999	5,576,694

Beverage (0.9%)
Hansen Natural Corp. † (S)	21,500	4,092,955

Biotechnology (1.2%)
Genzyme Corp. †	91,300	5,573,865

Broadcasting (0.3%)
XM Satellite Radio Holdings, Inc. Class A †	111,900	1,639,335

Building Materials (0.9%)
Building Material Holding Corp. (S)	151,500	4,222,305

Commercial and Consumer Services (4.1%)
Alliance Data Systems Corp. †	76,600	4,505,612
Corporate Executive Board Co. (The)	83,500	8,366,700
Monster Worldwide, Inc. †	86,600	3,694,356
Paychex, Inc.	56,000	2,182,880
		18,749,548

Communications Equipment (1.5%)
F5 Networks, Inc. †	63,800	3,412,024
Harris Corp.	86,500	3,590,615
		7,002,639

Computers (5.7%)
Autodesk, Inc. †	138,900	4,786,494
EMC Corp. †	357,100	3,917,387
Emulex Corp. †	135,610	2,206,375
Lexmark International, Inc. Class A † (S)	89,200	4,980,036
Mercury Interactive Corp. †	53,400	1,867,398
Network Appliance, Inc. †	241,300	8,517,890
		26,275,580

Construction (1.0%)
Eagle Materials, Inc.	93,500	4,441,250

Consumer Cyclicals (0.9%)
Harman International Industries, Inc.	48,200	4,114,834

Consumer Finance (1.5%)
Accredited Home Lenders Holding Co. † (S)	67,900	3,246,299
Nelnet, Inc. Class A †	91,149	3,696,092
		6,942,391

COMMON STOCKS (99.8%)* continued

	Shares	Value

Consumer Goods (0.4%)
Newell Rubbermaid, Inc.	77,000	$1,988,910

Consumer Services (0.6%)
Labor Ready, Inc. †	120,600	2,731,590

Electrical Equipment (1.1%)
WESCO International, Inc. † (S)	76,300	5,264,700

Electronics (3.7%)
Altera Corp. †	177,900	3,122,145
Broadcom Corp. Class A †	69,300	2,082,465
Freescale Semiconductor, Inc. Class B †	86,800	2,551,920
National Semiconductor Corp.	101,100	2,411,235
NVIDIA Corp. †	267,800	5,701,462
Silicon Laboratories, Inc. † (S)	31,200	1,096,680
		16,965,907

Energy (3.8%)
BJ Services Co.	172,000	6,408,720
Grey Wolf, Inc. † (S)	734,000	5,651,800
Rowan Cos., Inc.	151,400	5,388,326
		17,448,846

Entertainment (0.6%)
Dreamworks Animation SKG, Inc. Class A †	125,000	2,862,500

Financial (1.1%)
Moody’s Corp.	92,200	5,021,212

Food (0.5%)
Campbell Soup Co. (S)	67,300	2,497,503

Gaming & Lottery (1.5%)
GTECH Holdings Corp.	63,800	2,218,964
International Game Technology	123,600	4,689,384
		6,908,348

Health Care Services (5.8%)
Coventry Health Care, Inc. †	49,800	2,736,012
Express Scripts, Inc. †	36,800	2,640,032
Humana, Inc. † (S)	97,000	5,208,900
McKesson Corp.	85,200	4,028,256
Pediatrix Medical Group, Inc. † (S)	74,800	3,388,440
Sierra Health Services, Inc. † (S)	191,200	8,609,736
		26,611,376

Homebuilding (0.8%)
NVR, Inc. † (S)	7,800	3,831,750

Insurance (1.2%)
W.R. Berkley Corp.	167,525	5,717,628

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The) (S)	68,500	9,595,480
Legg Mason, Inc.	28,000	2,786,560
		12,382,040

Putnam VT Vista Fund

COMMON STOCKS (99.8%)* continued

	Shares	Value

Leisure (0.5%)
Thor Industries, Inc. (S)	49,300	$2,388,585

Lodging/Tourism (1.4%)
Choice Hotels International, Inc. (S)	103,500	6,272,100

Machinery (4.9%)
Cummins, Inc. (S)	45,000	5,501,250
JLG Industries, Inc.	214,000	4,815,000
MSC Industrial Direct Co., Inc. Class A	102,300	4,866,411
Parker-Hannifin Corp.	25,300	1,963,280
Terex Corp. † (S)	37,356	3,687,037
Wabtec Corp.	53,000	1,982,200
		22,815,178

Manufacturing (3.9%)
Actuant Corp. Class A (S)	86,900	4,340,655
Dover Corp.	11,243	555,741
Freightcar America, Inc.	12,700	704,977
Graco, Inc.	136,240	6,264,315
IDEX Corp.	83,800	3,955,360
Roper Industries, Inc.	47,865	2,237,689
		18,058,737

Medical Technology (5.7%)
C.R. Bard, Inc.	112,700	8,256,403
Dade Behring Holdings, Inc.	48,000	1,998,720
Hologic, Inc. † (S)	80,500	3,973,480
Kinetic Concepts, Inc. †	138,900	6,132,435
Respironics, Inc. †	92,543	3,166,821
Varian Medical Systems, Inc. †	55,100	2,608,985
		26,136,844

Metals (2.7%)
Freeport-McMoRan Copper & Gold, Inc.
Class B	102,100	5,657,361
IPSCO, Inc. (Canada) (S)	24,200	2,315,698
Reliance Steel & Aluminum Co.	52,900	4,388,055
		12,361,114

Oil & Gas (3.5%)
EOG Resources, Inc.	114,000	7,904,760
Frontier Oil Corp. (S)	183,600	5,948,640
Helmerich & Payne, Inc. (S)	35,500	2,139,230
		15,992,630

Pharmaceuticals (3.8%)
Allergan, Inc.	23,500	2,520,610
Barr Pharmaceuticals, Inc. †	90,300	4,306,407
Endo Pharmaceuticals Holdings, Inc. †	171,300	5,649,474
Hospira, Inc. †	48,300	2,074,002
Medicis Pharmaceutical Corp. Class A (S)	127,200	3,052,800
		17,603,293

COMMON STOCKS (99.8%)* continued

	Shares	Value

Publishing (0.2%)
Marvel Entertainment, Inc. † (S)	35,771	$715,420

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A † (S)	140,800	3,505,920

Restaurants (1.7%)
Darden Restaurants, Inc. (S)	194,300	7,655,420

Retail (7.7%)
American Eagle Outfitters, Inc. (S)	228,900	7,791,756
AnnTaylor Stores Corp. †	70,900	3,075,642
Barnes & Noble, Inc.	65,000	2,372,500
Claire’s Stores, Inc.	216,695	5,527,889
Guess ?, Inc. †	137,400	5,736,450
Skechers U.S.A., Inc. Class A †	52,500	1,265,775
Staples, Inc.	299,200	7,276,544
Toro Co. (The)	51,300	2,395,710
		35,442,266

Schools (1.4%)
Apollo Group, Inc. Class A †	124,000	6,407,080

Semiconductor (1.9%)
Lam Research Corp. † (S)	189,600	8,839,152

Shipping (0.1%)
Overseas Shipholding Group (S)	9,300	550,095

Software (4.0%)
BMC Software, Inc. †	138,300	3,305,370
Citrix Systems, Inc. †	76,900	3,086,766
McAfee, Inc. †	241,956	5,872,272
Websense, Inc. † (S)	289,700	5,950,438
		18,214,846

Technology Services (3.1%)
Equifax, Inc. (S)	156,000	5,357,040
Fair Isaac Corp.	167,300	6,074,663
Global Payments, Inc. (S)	64,042	3,109,239
		14,540,942

Textiles (1.8%)
Coach, Inc. † (S)	182,100	5,444,790
Phillips-Van Heusen Corp.	69,700	2,659,752
		8,104,542

Tobacco (1.8%)
UST, Inc. (S)	185,800	8,396,302

Transportation Services (1.6%)
C.H. Robinson Worldwide, Inc.	136,100	7,254,130

Total common stocks (cost $408,254,114)		$460,300,670

Putnam VT Vista Fund

SHORT-TERM INVESTMENTS (15.2%)*

Principal amount/shares		Value
	Principal amount/shares

Short-term investments held as
collateral for loaned securities
with yields ranging from 4.60%
to 5.44% and due dates
ranging from July 3, 2006 to
August 14, 2006 (d)	$67,740,435	$67,606,669
Putnam Prime Money Market Fund (e)	2,392,822	2,392,822

Total short-term investments
(cost $69,999,491)		$69,999,491

Total investments (cost $478,253,605)		$530,300,161

See page 231 for Notes to the Portfolios.

Putnam VT Voyager Fund

The fund’s portfolio
6/30/06 (Unaudited)

COMMON STOCKS (99.6%)*

	Shares	Value

Aerospace and Defense (0.6%)
L-3 Communications Holdings, Inc.	151,300	$11,411,046

Airlines (1.9%)
JetBlue Airways Corp. †	1,513,850	18,378,139
Southwest Airlines Co.	1,162,100	19,023,577
		37,401,716

Banking (2.5%)
Commerce Bancorp, Inc.	949,200	33,857,964
Wells Fargo & Co.	211,700	14,200,836
		48,058,800

Biotechnology (4.4%)
Amgen, Inc. †	559,400	36,489,662
Biogen Idec, Inc. †	362,500	16,794,625
Genentech, Inc. †	266,200	21,775,160
Genzyme Corp. †	185,300	11,312,565
		86,372,012

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc.
Class A † (S)	968,200	14,184,130

Building Materials (0.7%)
Sherwin-Williams Co. (The)	303,200	14,395,936

Commercial and Consumer Services (0.6%)
Paychex, Inc. (S)	284,300	11,082,014

Communications Equipment (5.8%)
Cisco Systems, Inc. †	2,694,000	52,613,820
Corning, Inc. †	1,056,500	25,556,735
Qualcomm, Inc.	881,700	35,329,719
		113,500,274

Computers (7.5%)
Apple Computer, Inc. † #	683,700	39,052,944
Autodesk, Inc. †	603,400	20,793,164
Dell, Inc. †	2,342,500	57,180,425
EMC Corp. †	2,710,200	29,730,894
		146,757,427

Conglomerates (0.9%)
Danaher Corp.	265,200	17,057,664

Consumer Finance (4.2%)
Capital One Financial Corp.	502,500	42,938,625
Countrywide Financial Corp.	1,011,100	38,502,688
		81,441,313

Electronics (1.7%)
Analog Devices, Inc.	439,100	14,112,674
Freescale Semiconductor, Inc. Class B †	239,300	7,035,420
Microchip Technology, Inc.	351,290	11,785,780
		32,933,874

COMMON STOCKS (99.6%)* continued

	Shares	Value

Financial (3.6%)
American Express Co.	667,500	$35,524,350
Chicago Mercantile Exchange
Holdings, Inc. (The)	41,100	20,186,265
Moody’s Corp.	264,100	14,382,886
		70,093,501

Health Care Services (7.7%)
Cardinal Health, Inc.	233,700	15,033,921
Community Health Systems, Inc. †	276,500	10,161,375
Coventry Health Care, Inc. †	199,800	10,977,012
Express Scripts, Inc. †	185,900	13,336,466
HCA, Inc.	378,400	16,327,960
Lincare Holdings, Inc. †	200,300	7,579,352
UnitedHealth Group, Inc.	1,027,600	46,015,928
WellPoint, Inc. †	418,000	30,417,860
		149,849,874

Homebuilding (1.4%)
Lennar Corp. (S)	209,100	9,277,767
NVR, Inc. †	37,100	18,225,375
		27,503,142

Insurance (2.4%)
American International Group, Inc.	340,800	20,124,240
Berkshire Hathaway, Inc. Class B †	4,010	12,202,430
Everest Re Group, Ltd. (Barbados)	164,967	14,281,193
		46,607,863

Investment Banking/Brokerage (4.8%)
Bear Stearns Cos., Inc. (The)	211,000	29,556,880
Goldman Sachs Group, Inc. (The)	259,100	38,976,413
KKR Private Equity Investors LP
ADR 144A †	303,600	6,648,840
T. Rowe Price Group, Inc. (S)	478,200	18,080,742
		93,262,875

Leisure (0.9%)
Harley-Davidson, Inc. (S)	316,500	17,372,685

Lodging/Tourism (2.8%)
Las Vegas Sands Corp. †	455,500	35,465,230
Royal Caribbean Cruises, Ltd.	513,700	19,649,025
		55,114,255

Machinery (3.3%)
Caterpillar, Inc.	572,000	42,602,560
Deere (John) & Co.	116,100	9,693,189
Parker-Hannifin Corp.	165,200	12,819,520
		65,115,269

Manufacturing (1.1%)
Illinois Tool Works, Inc.	433,500	20,591,250

Putnam VT Voyager Fund

COMMON STOCKS (99.6%)* continued

	Shares	Value

Medical Technology (4.6%)
Becton, Dickinson and Co.	238,100	$14,555,053
Boston Scientific Corp. †	1,174,700	19,781,948
Medtronic, Inc.	571,600	26,819,472
Nobel Biocare Holding AG
(Switzerland)	44,274	10,492,797
St. Jude Medical, Inc. †	552,000	17,895,840
		89,545,110

Oil & Gas (4.8%)
Apache Corp.	269,500	18,393,375
Canadian Natural Resources, Ltd.
(Canada) (S)	225,400	12,482,652
EOG Resources, Inc.	291,800	20,233,412
Marathon Oil Corp.	182,900	15,235,570
Valero Energy Corp.	228,200	15,179,864
XTO Energy, Inc.	267,400	11,837,798
		93,362,671

Pharmaceuticals (1.0%)
Barr Pharmaceuticals, Inc. †	183,200	8,736,808
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	363,500	11,482,965
		20,219,773

Power Producers (0.6%)
AES Corp. (The) †	573,500	10,581,075

Publishing (0.8%)
McGraw-Hill Cos., Inc. (The)	322,400	16,194,152

Real Estate (0.1%)
CB Richard Ellis Group, Inc. Class A †	76,908	1,915,009

Restaurants (2.0%)
Starbucks Corp. † (S)	533,200	20,133,632
Yum! Brands, Inc.	375,100	18,856,277
		38,989,909

Retail (11.6%)
Abercrombie & Fitch Co. Class A	284,100	15,747,663
Bed Bath & Beyond, Inc. †	455,500	15,108,935
Best Buy Co., Inc.	299,700	16,435,548
CVS Corp.	651,000	19,985,700
Home Depot, Inc. (The)	1,262,700	45,192,033
Lowe’s Cos., Inc.	702,200	42,602,474
PETsMART, Inc.	223,800	5,729,280
Ross Stores, Inc.	442,800	12,420,540
Staples, Inc.	1,300,000	31,616,000
Whole Foods Market, Inc. (S)	322,000	20,814,080
		225,652,253

Semiconductor (1.5%)
Applied Materials, Inc.	1,206,100	19,635,308
Lam Research Corp. †	202,400	9,435,888
		29,071,196

COMMON STOCKS (99.6%)* continued

			Shares	Value

Software (3.9%)
Adobe Systems, Inc. †			766,300	$23,264,868
McAfee, Inc. †			536,800	13,028,136
Oracle Corp. †			2,050,900	29,717,541
Red Hat, Inc. †			438,100	10,251,540
				76,262,085

Technology Services (7.7%)
Accenture, Ltd. Class A (Bermuda)			396,300	11,223,216
eBay, Inc. †			1,394,800	40,853,692
Fair Isaac Corp. (S)			228,000	8,278,680
Google, Inc. Class A †			79,900	33,504,467
VeriSign, Inc. †			564,100	13,070,197
Yahoo!, Inc. †			1,309,800	43,223,400
				150,153,652

Telecommunications (0.8%)
Sprint Nextel Corp.			816,300	16,317,837

Transportation Services (0.7%)
United Parcel Service, Inc. Class B			174,900	14,399,517

Total common stocks (cost $1,697,620,452)				$1,942,771,159

SHORT-TERM INVESTMENTS (3.1%)* (cost $60,053,871)

		Principal amount		Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 4.60% to 5.44%
and due dates ranging from
July 3, 2006 to August 14, 2006 (d)		$60,172,693		$60,053,871

Total investments (cost $1,757,674,323)				$2,002,825,030

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100
Index E-Mini (Long)	47	$1,496,010	Sep-06	$27,350
S&P 500
Index (Long)	20	6,397,000	Sep-06	116,525

Total				$143,875

See page 231 for Notes to the Portfolios.

PUTNAM VARIABLE TRUST
Notes to the Portfolios
June 30, 2006 (Unaudited)

* Percentages indicated are based on the fund’s net assets.

** The Moody’s or Standard & Poor’s ratings indicated are believed to be the most recent ratings available at June 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2006. Securities rated by Putnam are indicated by “/P”. Security ratings are defined in the Statement of Additional Information.

*** Security is in default of principal and interest.

† Non-income-producing security.

(S) Securities on loan, in part or in entirety, at June 30, 2006.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. Total market value of restricted securities held at June 30, 2006:

	Total market value of	Percentage of
Fund	restricted securities	net assets

Putnam VT Discovery Growth Fund	$4,169	< 0.1%
Putnam VT Diversified Income Fund	1,317,332	0.3
Putnam VT High Yield Fund	2,369,760	0.4

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Income Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Voyager Fund at June 30, 2006.

## The securities noted above were purchased during the period for the aggregate cost summarized below. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating the amounts summarized below. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the funds may have claims against other parties in this regard.

	Aggregate cost	Aggregate values

Putnam VT American Government Income Fund	$ 731,922	$498,621
Putnam VT Diversified Income Fund	792,831	523,697
Putnam VT The George Putnam Fund of Boston	760,996	504,498
Putnam VT Global Asset Allocation Fund	144,222	87,449
Putnam VT Income Fund	1,486,720	961,667

(R) Real Estate Investment Trust.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments (Note 7).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST
Notes to the Portfolios (Continued)
June 30, 2006 (Unaudited)

At June 30, 2006, the following funds had liquid assets designated as collateral for open forward commitments, swap contracts, forward contracts, written options and/or futures contracts.

Fund	Amount of liquid assets

Putnam VT American Government Income Fund	$22,057,563
Putnam VT Discovery Growth Fund	47,005
Putnam VT Diversified Income Fund	105,553,059
Putnam VT The George Putnam Fund of Boston	82,263,901
Putnam VT Global Asset Allocation Fund	117,721,731
Putnam VT Global Equity Fund	4,079,355
Putnam VT Health Sciences Fund	6,277,176
Putnam VT High Yield Fund	16,145,202
Putnam VT Income Fund	251,498,414
Putnam VT International Equity Fund	6,481,810
Putnam VT Mid Cap Value Fund	2,026,516
Putnam VT New Opportunities Fund	24,373,964
Putnam VT OTC & Emerging Growth Fund	796,489
Putnam VT Research Fund	3,198,273
Putnam VT Voyager Fund	7,893,010

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

AMBAC represents AMBAC Indemnity Corporation.

U.S. Govt. Coll. represents U.S. Government Collateralized.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$142,622,921	$54,649,776	$41,197,064	$37,197,160	$435,132,222
Affiliated issuers (Note 5)	—	—	269,964	685,793	48,729,050
Repurchase agreements, at value (Note 1)	36,400,000	—	—	—	—
Cash	5,294	—	—	—	648,800
Foreign currency, at value (Note 1)	—	—	—	—	3,192,746
Dividends, interest, and other receivables	959,286	49,875	44,848	26,270	5,876,472
Receivable for shares of the fund sold	—	78,538	140,552	16,610	249,383
Receivable for securities sold	—	548,291	1,331,695	254,352	910,570
Receivable for sales of delayed delivery securities (Note 1)	98,385	—	—	—	590,449
Receivable for open forward currency contracts (Note 1)	—	—	—	—	748,529
Receivable for closed forward currency contracts (Note 1)	—	—	—	—	1,034,435
Unrealized appreciation on swap contracts (Note 1)	5,647,196	—	—	—	5,313,159
Receivable for closed swap contracts (Note 1)	—	—	—	—	91
Premiums paid on swap contracts (Note 1)	—	—	—	—	94,611
Receivable for variation margin (Note 1)	62,963	—	—	—	—

Total assets	185,796,045	55,326,480	42,984,123	38,180,185	502,520,517

Liabilities
Payable to subcustodian (Note 2)	—	64,489	—	94	—
Payable for securities purchased	—	295,629	1,337,738	205,015	1,665,156
Payable for purchases of delayed delivery securities (Note 1)	22,194,202	—	—	—	19,210,022
Payable for variation margin (Note 1)	—	—	—	—	382,137
Payable for shares of the fund repurchased	81,170	61,767	7,448	22,232	261,351
Payable for compensation of Manager (Notes 2 and 5)	169,131	56,336	31,465	11,144	715,921
Payable for investor servicing and custodian fees (Note 2)	20,416	10,173	9,642	13,449	25,902
Payable for Trustee compensation and expenses (Note 2)	37,938	24,046	14,100	30,264	80,979
Payable for administrative services (Note 2)	3,025	2,790	2,765	2,761	7,420
Payable for distribution fees (Note 2)	14,184	4,594	3,642	5,144	34,042
Payable for open forward currency contracts (Note 1)	—	—	—	—	943,227
Payable for closed forward currency contracts (Note 1)	—	—	—	—	936,500
TBA sale commitments, at value (Note 1)	98,125	—	—	—	588,750
Written options outstanding, at value (Note 1)	1,873,351	—	—	141	628,161
Unrealized depreciation on swap contracts (Note 1)	3,189,784	—	—	—	3,921,739
Payable for closed swap contracts (Note 1)	—	—	—	—	73,957
Collateral on securities loaned, at value (Note 1)	—	3,447,557	—	—	—
Other accrued expenses	41,557	8,614	24,685	38,731	112,557

Total liabilities	27,722,883	3,975,995	1,431,485	328,975	29,587,821

Net assets	$158,073,162	$51,350,485	$41,552,638	$37,851,210	$472,932,696

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$163,684,577	$45,326,280	$36,236,176	$35,176,511	$596,057,090
Undistributed net investment income (loss) (Note 1)	3,485,210	85,790	27,987	(15,631)	13,509,685
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(9,042,985)	2,457,804	1,956,013	(873,736)	(132,967,520)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(53,640)	3,480,611	3,332,462	3,564,066	(3,666,559)

Total — Representing net assets applicable to capital
shares outstanding	$158,073,162	$51,350,485	$41,552,638	$37,851,210	$472,932,696

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$89,668,714	$28,639,638	$23,019,468	$12,422,766	$305,789,540
Number of shares outstanding	8,232,045	3,264,870	1,452,236	2,234,468	36,355,740
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.89	$8.77	$15.85	$5.56	$8.41
Computation of net asset value Class IB
Net Assets	$68,404,448	$22,710,847	$18,533,170	$25,428,444	$167,143,156
Number of shares outstanding	6,293,648	2,608,697	1,175,469	4,638,004	20,088,976
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.87	$8.71	$15.77	$5.48	$8.32

Cost of investments, including repurchase agreements (Note 1):
Unaffiliated issuers	$181,573,075	$51,169,165	$37,864,602	$33,634,260	$440,015,163
Affiliated issuers (Note 5)	—	—	269,964	685,793	48,729,050
Value of securities on loan (Note 1)	—	3,349,047	—	—	—
Cost of foreign currency (Note 1)	—	—	—	—	3,153,216
Proceeds receivable on TBA sale commitments (Note 1)	98,125	—	—	—	588,891
Premiums received on written options (Note 1)	1,774,924	—	—	1,307	340,056

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$192,013,905	$640,460,410	$366,788,330	$616,797,775	$4,163,401,261
Affiliated issuers (Note 5)	2,418,580	62,200,728	38,953,019	7,415,991	10,611,966
Cash	23,721	—	29,450	170,003	—
Foreign currency, at value (Note 1)	—	—	4,556,071	1,079,007	—
Dividends, interest, and other receivables	276,389	1,981,760	1,178,689	1,172,791	5,223,256
Receivable for shares of the fund sold	33,962	128,689	106,840	14,159	137,587
Receivable for securities sold	1,178,847	3,123,977	833,883	4,118,474	39,975,168
Receivable for sales of delayed delivery securities (Note 1)	—	98,385	492,017	—	—
Receivable for open forward currency contracts (Note 1)	—	—	800,516	1,340,528	—
Receivable for closed forward currency contracts (Note 1)	—	—	717,210	1,440,483	—
Receivable for variation margin (Note 1)	—	—	—	88,264	—
Unrealized appreciation on swap contracts (Note 1)	—	6,221,677	6,182,798	—	—
Receivable for closed swap contracts (Note 1)	—	195	66,244	—	—
Premiums paid on swap contracts (Note 1)	—	11,522	3,993	—	—
Foreign tax reclaim	—	—	24,638	51,980	—

Total assets	195,945,404	714,227,343	420,733,698	633,689,455	4,219,349,238

Liabilities
Payable to subcustodian (Note 2)	—	673,288	—	—	230,328
Payable for securities purchased	1,447,769	2,007,119	1,835,224	7,237,959	13,672,691
Payable for purchases of delayed delivery securities (Note 1)	—	47,425,071	15,050,358	—	—
Payable for variation margin (Note 1)	—	47,331	246,528	—	—
Payable for shares of the fund repurchased	83,269	436,426	73,362	369,801	3,349,983
Payable for compensation of Manager (Notes 2 and 5)	205,513	1,003,946	621,360	1,181,055	5,223,619
Payable for investor servicing and custodian fees (Note 2)	21,156	45,077	73,907	102,926	65,172
Payable for Trustee compensation and expenses (Note 2)	20,506	66,739	98,115	177,657	457,090
Payable for administrative services (Note 2)	3,096	4,080	3,523	6,964	11,784
Payable for distribution fees (Note 2)	18,137	61,763	15,357	14,405	158,051
Payable for open forward currency contracts (Note 1)	—	3,131	738,486	748,566	—
Payable for closed forward currency contracts (Note 1)	—	—	735,298	1,436,078	—
Payable for closed swap contracts (Note 1)	—	42,157	88,557	—	—
TBA sale commitments, at value (Note 1)	—	98,125	490,625	—	—
Written options outstanding, at value (Note 1)	—	1,404,682	485,546	—	—
Unrealized depreciation on swap contracts (Note 1)	—	4,657,837	2,957,194	—	—
Collateral on securities loaned, at value (Note 1)	—	20,505,772	9,058,619	36,054,516	81,523,323
Other accrued expenses	39,514	108,648	92,381	118,812	358,690

Total liabilities	1,838,960	78,591,192	32,664,440	47,448,739	105,050,731

Net assets	$194,106,444	$635,636,151	$388,069,258	$586,240,716	$4,114,298,507

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$169,871,779	$566,460,363	$394,131,349	$1,297,116,675	$3,105,616,643
Undistributed net investment income (loss) (Note 1)	1,581,321	7,872,060	4,397,964	5,671,731	32,106,752
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	4,203,307	13,890,219	(49,576,467)	(765,797,372)	303,425,901
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	18,450,037	47,413,509	39,116,412	49,249,682	673,149,211

Total — Representing net assets applicable to capital
shares outstanding	$194,106,444	$635,636,151	$388,069,258	$586,240,716	$4,114,298,507

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$104,048,215	$334,158,940	$310,936,665	$514,224,125	$3,339,244,193
Number of shares outstanding	7,494,142	29,568,626	20,612,138	43,004,776	127,564,408
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$13.88	$11.30	$15.09	$11.96	$26.18
Computation of net asset value Class IB
Net Assets	$90,058,229	$301,477,211	$77,132,593	$72,016,591	$775,054,314
Number of shares outstanding	6,511,316	26,789,637	5,095,916	6,064,079	29,752,908
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$13.83	$11.25	$15.14	$11.88	$26.05

Cost of investments, (Note 1):
Unaffiliated issuers	$173,563,868	$594,636,993	$330,567,900	$568,305,281	$3,490,244,602
Affiliated issuers (Note 5)	2,418,580	62,200,728	38,953,019	7,415,991	10,611,966
Value of securities on loan (Note 1)	—	19,981,306	8,728,609	34,958,579	66,296,665
Cost of foreign currency (Note 1)	—	—	4,469,346	1,080,889	—
Proceeds receivable on TBA sale commitments (Note 1)	—	98,125	490,719	—	—
Premiums received on written options (Note 1)	—	1,261,482	436,109	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$51,461,742	$316,343,877	$547,318,347	$736,718,481	$1,100,110,305
Affiliated issuers (Note 5)	76,339	1,434,593	34,594,538	171,694,555	21,303,847
Cash	—	—	1,804,390	—	2,741,814
Foreign currency, at value (Note 1)	—	114	—	—	1,057,665
Dividends, interest, and other receivables	35,933	129,374	10,634,859	4,522,635	1,896,727
Receivable for shares of the fund sold	3,237	14,272	985,116	—	1,064,753
Receivable for securities sold	488,289	1,803,466	5,401,328	168,279	2,664,487
Receivable for sales of delayed delivery securities (Note 1)	—	—	—	2,558,612	—
Receivable for variation margin (Note 1)	—	—	—	195,028	—
Receivable for open forward currency contracts (Note 1)	—	412,478	182,170	—	2,306,167
Receivable for closed forward currency contracts (Note 1)	—	61,190	17,992	—	2,469,412
Unrealized appreciation on swap contracts (Note 1)	—	—	340,215	18,530,027	—
Receivable for closed swap contracts (Note 1)	—	—	11,524	—	—
Premiums paid on swap contracts (Note 1)	—	—	—	35,634	—
Foreign tax reclaim	—	11,785	—	—	73,954

Total assets	52,065,540	320,211,149	601,290,479	934,423,251	1,135,689,131

Liabilities
Payable to subcustodian (Note 2)	55	21,154	—	1,821,643	—
Payable for securities purchased	420,972	—	12,638,776	950,457	8,406,863
Payable for purchases of delayed delivery securities (Note 1)	—	—	—	149,405,754	—
Payable for shares of the fund repurchased	113,074	240,754	261,347	966,452	925,289
Payable for compensation of Manager (Notes 2 and 5)	55,964	579,316	929,241	869,329	2,046,150
Payable for investor servicing and custodian fees (Note 2)	6,962	25,480	33,654	44,918	166,352
Payable for Trustee compensation and expenses (Note 2)	31,031	52,197	123,794	131,907	102,359
Payable for administrative services (Note 2)	2,791	3,398	3,973	4,346	5,046
Payable for distribution fees (Note 2)	6,029	37,358	33,161	60,228	138,819
Payable for open forward currency contracts (Note 1)	—	319,790	3,906	—	2,332,178
Payable for closed forward currency contracts (Note 1)	—	65,409	—	—	2,090,436
TBA sale commitments, at value (Note 1)	—	—	—	2,551,250	—
Written options outstanding, at value (Note 1)	—	—	—	4,832,391	—
Unrealized depreciation on swap contracts (Note 1)	—	—	58,902	13,267,801	—
Collateral on securities loaned, at value (Note 1)	—	11,328,847	363,248	212,100	28,523,840
Other accrued expenses	36,822	81,586	146,335	152,558	189,626

Total liabilities	673,700	12,755,289	14,596,337	175,271,134	44,926,958

Net assets	$51,391,840	$307,455,860	$586,694,142	$759,152,117	$1,090,762,173

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$145,897,471	$293,108,610	$967,332,958	$783,368,668	$886,583,530
Undistributed net investment income (loss) (Note 1)	50,862	489,850	21,610,422	16,874,269	21,648,601
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(98,299,641)	(34,599,787)	(387,124,715)	(18,256,283)	40,993,826
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	3,743,148	48,457,187	(15,124,523)	(22,834,537)	141,536,216

Total — Representing net assets applicable to capital
shares outstanding	$51,391,840	$307,455,860	$586,694,142	$759,152,117	$1,090,762,173

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$22,028,454	$131,309,907	$426,069,682	$467,102,910	$383,033,321
Number of shares outstanding	4,587,569	10,317,386	58,531,977	38,850,147	21,399,789
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.80	$12.73	$7.28	$12.02	$17.90
Computation of net asset value Class IB
Net Assets	$29,363,386	$176,145,953	$160,624,460	$292,049,207	$707,728,852
Number of shares outstanding	6,167,760	13,916,762	22,198,617	24,431,691	39,753,334
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.76	$12.66	$7.24	$11.95	$17.80

Cost of investments, (Note 1):
Unaffiliated issuers	$47,718,594	$267,978,607	$562,986,511	$764,744,390	$958,614,144
Affiliated issuers (Note 5)	76,339	1,434,593	34,594,538	171,694,555	21,303,847
Value of securities on loan (Note 1)	—	10,970,231	351,852	206,508	27,106,914
Cost of foreign currency (Note 1)	—	111	—	—	1,053,889
Proceeds receivable on TBA sale commitments (Note 1)	—	—	—	2,551,859	—
Premiums received on written options (Notes 1 and 3)	—	—	—	4,322,007	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$387,594,405	$274,951,935	$516,260,062	$88,918,346	$379,901,846
Affiliated issuers (Note 5)	—	2,834,305	434,768	2,961,325	21,775,000
Cash	—	—	143,197	—	1,184
Foreign currency, at value (Note 1)	510,291	286,561	—	—	—
Dividends, interest, and other receivables	810,882	—	335,607	98,573	847,541
Receivable for shares of the fund sold	2,291	152,369	43,447	10,862	—
Receivable for securities sold	13,827,935	160,801	9,208,609	2,067,991	—
Receivable for variation margin (Note 1)	—	—	—	3,682	—
Receivable for open forward currency contracts (Note 1)	—	1,264,475	—	—	—
Receivable for closed forward currency contracts (Note 1)	—	649,252	—	—	—
Foreign tax reclaim	219,859	71,448	—	—	—

Total assets	402,965,663	280,371,146	526,425,690	94,060,779	402,525,571

Liabilities
Distributions payable to shareholders	—	—	—	—	27,687
Payable to subcustodian (Note 2)	4,333,377	13,848	—	—	—
Payable for securities purchased	8,727,932	244,789	7,196,519	2,006,019	—
Payable for shares of the fund repurchased	232,501	142,828	340,079	59,086	3,364,468
Payable for compensation of Manager (Notes 2 and 5)	652,898	621,467	811,157	105,240	373,718
Payable for investor servicing and custodian fees (Note 2)	95,826	50,476	27,995	8,561	20,854
Payable for Trustee compensation and expenses (Note 2)	58,471	55,583	69,415	16,597	65,909
Payable for administrative services (Note 2)	3,535	3,278	3,741	2,880	7,006
Payable for distribution fees (Note 2)	22,109	31,408	44,631	5,895	35,276
Payable for open forward currency contracts (Note 1)	—	254,436	—	—	—
Payable for closed forward currency contracts (Note 1)	—	517,591	—	—	—
Collateral on securities loaned, at value (Note 1)	—	6,990,533	36,141,495	—	—
Other accrued expenses	75,950	118,313	114,416	32,242	62,878

Total liabilities	14,202,599	9,044,550	44,749,448	2,236,520	3,957,796

Net assets	$388,763,064	$271,326,596	$481,676,242	$91,824,259	$398,567,775

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$292,371,945	$368,090,125	$780,111,302	$75,756,412	$398,567,775
Undistributed net investment income (loss) (Note 1)	6,556,071	2,131,963	1,482,625	247,243	—
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	49,873,417	(154,145,202)	(338,660,846)	3,644,979	—
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	39,961,631	55,249,710	38,743,161	12,175,625	—

Total — Representing net assets applicable to capital
shares outstanding	$388,763,064	$271,326,596	$481,676,242	$91,824,259	$398,567,775

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Computation of net asset value Class IA
Net Assets	$277,255,502	$113,305,212	$262,476,222	$62,499,404	$228,903,521
Number of shares outstanding	16,617,024	7,028,776	24,194,345	3,827,758	228,895,856
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$16.69	$16.12	$10.85	$16.33	$1.00
Computation of net asset value Class IB
Net Assets	$111,507,562	$158,021,384	$219,200,020	$29,324,855	$169,664,254
Number of shares outstanding	6,711,680	9,840,207	20,275,174	1,803,230	169,671,919
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$16.61	$16.06	$10.81	$16.26	$1.00

Cost of investments, (Note 1):
Unaffiliated issuers	$347,644,388	$220,724,423	$477,516,901	$76,795,867	$379,901,846
Affiliated issuers (Note 5)	—	2,834,305	434,768	2,961,325	21,775,000
Value of securities on loan (Note 1)	—	6,641,752	35,169,611	—	—
Cost of foreign currency (Note 1)	523,427	285,759	—	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT		Putnam VT		Putnam VT
	New	Putnam VT	OTC & Emerging	Putnam VT	Small Cap
	Opportunities	New Value	Growth	Research	Value
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$1,336,095,767	$656,342,062	$82,595,298	$181,966,641	$949,869,011
Affiliated issuers (Note 5)	24,923,847	1,059,192	1,777,428	2,333,154	7,840,667
Cash	668,837	14,408	1	—	84,573
Dividends, interest, and other receivables	626,720	936,368	57,034	172,271	1,176,149
Receivable for shares of the fund sold	29,148	49,116	1,813	—	2,114,584
Receivable for securities sold	9,745,061	3,836,146	720,218	2,919,661	10,613,234
Foreign tax reclaim	—	—	—	1,805	—

Total assets	1,372,089,380	662,237,292	85,151,792	187,393,532	971,698,218

Liabilities

Payable to subcustodian (Note 2)	—	—	—	8	—
Payable for securities purchased	5,737,718	2,939,935	290,019	1,700,051	7,766,090
Payable for variation margin (Note 1)	57,584	—	1,208	8,577	—
Payable for shares of the fund repurchased	1,665,487	663,190	74,946	190,423	476,982
Payable for compensation of Manager (Notes 2 and 5)	2,219,463	1,115,053	145,066	304,232	1,691,370
Payable for investor servicing and custodian fees (Note 2)	28,531	24,042	8,564	14,362	36,036
Payable for Trustee compensation and expenses (Note 2)	260,015	63,364	45,003	47,699	55,135
Payable for administrative services (Note 2)	5,678	4,097	2,865	3,085	4,578
Payable for distribution fees (Note 2)	30,115	53,608	7,218	21,857	122,007
Written options outstanding, at value (Note 1)	10,748	—	470	—	—
Collateral on securities loaned, at value (Note 1)	—	6,532,100	—	804,000	78,391,119
Other accrued expenses	412,778	115,804	42,177	63,022	109,954

Total liabilities	10,428,117	11,511,193	617,536	3,157,316	88,653,271

Net assets	$1,361,661,263	$650,726,099	$84,534,256	$184,236,216	$883,044,947

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,355,391,383	$505,424,060	$435,988,696	$247,539,728	$617,328,159
Undistributed net investment income (loss) (Note 1)	718,927	4,063,535	(86,207)	509,724	2,739,998
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(1,097,113,575)	25,241,186	(360,169,792)	(67,699,578)	47,596,988
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	102,664,528	115,997,318	8,801,559	3,886,342	215,379,802

Total — Representing net assets applicable to capital
shares outstanding	$1,361,661,263	$650,726,099	$84,534,256	$184,236,216	$883,044,947

Computation of net asset value Class IA
Net Assets	$1,211,914,522	$383,128,953	$48,590,971	$77,265,612	$266,399,425
Number of shares outstanding	64,648,281	23,284,979	7,060,693	6,425,115	11,904,893
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$18.75	$16.45	$6.88	$12.03	$22.38
Computation of net asset value Class IB
Net Assets	$149,746,741	$267,597,146	$35,943,285	$106,970,604	$616,645,522
Number of shares outstanding	8,104,129	16,356,823	5,310,453	8,931,111	27,767,979
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$18.48	$16.36	$6.77	$11.98	$22.21

Cost of investments, (Note 1):
Unaffiliated issuers	$1,233,696,221	$540,344,744	$73,801,962	$178,157,976	$656,098,090
Affiliated issuers (Note 5)	24,923,847	1,059,192	1,777,428	2,333,154	7,840,667
Value of securities on loan (Note 1)	—	6,259,725	—	783,000	75,182,909
Premiums received on written options (Note 1)	6,223	—	4,351	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)

June 30, 2006 (Unaudited)
	Putnam VT
	Utilities Growth	Putnam VT	Putnam VT
	and Income	Vista	Voyager
	Fund	Fund	Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$398,995,233	$527,907,339	$2,002,825,030
Affiliated issuers (Note 5)	351,554	2,392,822	—
Cash	70,683	—	—
Foreign currency, at value (Note 1)	3,354	—	—
Dividends, interest, and other receivables	897,054	166,283	565,057
Receivable for shares of the fund sold	6,256	39,769	384,887
Receivable for securities sold	3,759,542	6,298,118	23,016,454
Receivable for closed forward currency contracts (Note 1)	75,519	—	—
Foreign tax reclaim	14,666	—	725

Total assets	404,173,861	536,804,331	2,026,792,153

Liabilities
Payable to subcustodian (Note 2)	—	84,352	2,276,938
Payable for securities purchased	2,336,034	6,490,444	9,186,414
Payable for variation margin (Note 1)	—	—	28,690
Payable for shares of the fund repurchased	554,687	578,658	1,781,951
Payable for compensation of Manager (Notes 2 and 5)	577,800	787,916	3,013,020
Payable for investor servicing and custodian fees (Note 2)	36,676	28,721	49,198
Payable for Trustee compensation and expenses (Note 2)	108,237	63,080	366,196
Payable for administrative services (Note 2)	3,437	3,685	7,018
Payable for distribution fees (Note 2)	11,490	50,004	88,577
Payable for closed forward currency contracts (Note 1)	19,740	—	—
Collateral on securities loaned, at value (Note 1)	52,652,343	67,606,669	60,053,871
Other accrued expenses	69,752	114,175	297,625

Total liabilities	56,370,196	75,807,704	77,149,498

Net assets	$347,803,665	$460,996,627	$1,949,642,655

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$319,832,119	$764,268,079	$3,193,773,899
Undistributed net investment income (loss) (Note 1)	4,606,577	(360,803)	852,979
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(74,258,253)	(354,957,205)	(1,490,278,783)
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	97,623,222	52,046,556	245,294,560

Total — Representing net assets applicable to capital
shares outstanding	$347,803,665	$460,996,627	$1,949,642,655

Computation of net asset value Class IA
Net Assets	$291,645,966	$210,807,949	$1,517,271,158
Number of shares outstanding	19,803,418	14,645,544	55,050,204
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.73	$14.39	$27.56
Computation of net asset value Class IB
Net Assets	$56,157,699	$250,188,678	$432,371,497
Number of shares outstanding	3,825,729	17,666,262	15,760,961
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$14.68	$14.16	$27.43

Cost of investments, (Note 1):
Unaffiliated issuers	$301,371,905	$475,860,783	$1,757,674,323
Affiliated issuers (Note 5)	351,554	2,392,822	—
Value of securities on loan (Note 1)	51,129,287	65,492,464	55,828,211
Cost of foreign currency (Note 1)	3,341	—	—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Discovery	Diversified
	Government	Appreciation	Opportunities	Growth	Income
	Income Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$—	$292,660	$215,930	$159,664	$227,572
Interest-unaffiliated issuers	4,096,169	—	—	—	12,799,082
Interest-affiliated issuers (Note 5)	—	12,362	8,907	17,935	1,582,341
Securities lending	—	9,111	—	—	276
Less: foreign taxes withheld	—	—	—	(184)	—

Total investment income	4,096,169	314,133	224,837	177,415	14,609,271

Expenses
Compensation of Manager (Note 2)	545,510	170,507	127,994	139,956	1,702,549
Investor servicing fees (Note 2)	25,648	8,222	6,046	6,195	73,703
Custodian fees (Note 2)	62,047	30,616	25,702	35,872	139,695
Trustee compensation and expenses (Note 2)	16,071	14,292	13,674	14,129	25,896
Administrative services (Note 2)	12,674	11,674	11,557	11,561	19,188
Distribution fees-class IB (Note 2)	88,601	29,096	21,736	33,721	202,419
Auditing	17,087	17,008	15,072	21,041	56,902
Legal	13,985	12,138	11,576	11,543	17,775
Other	14,845	5,359	4,932	11,913	51,759
Non-recurring costs (Notes 2 and 8)	96	29	21	22	277
Costs assumed by Manager (Notes 2 and 8)	(96)	(29)	(21)	(22)	(277)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(186,129)	(51,899)	(34,206)	(86,289)	(198,217)

Total expenses	610,339	247,013	204,083	199,642	2,091,669

Expense reduction (Note 2)	(16,266)	(4,739)	(228)	(6,596)	(104,296)

Net expenses	594,073	242,274	203,855	193,046	1,987,373

Net investment income (loss)	3,502,096	71,859	20,982	(15,631)	12,621,898

Net realized gain (loss) on investments (Notes 1 and 3)	(3,703,414)	2,584,575	2,029,712	3,296,253	(1,177,769)
Net realized gain (loss) on futures contracts (Note 1)	(341,455)	—	—	—	3,415,260
Net realized gain (loss) on swap contracts (Note 1)	(696,208)	—	—	—	(976,916)
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	—	3,564	—
Net realized gain (loss) on foreign currency transactions (Note 1)	—	—	—	—	(2,865,860)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	—	—	—	(129,435)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(443,873)	(1,285,619)	130,389	(2,024,937)	(7,055,262)

Net gain (loss) on investments	(5,184,950)	1,298,956	2,160,101	1,274,880	(8,789,982)

Net increase (decrease) in net assets resulting
from operations	$(1,682,854)	$1,370,815	$2,181,083	$1,259,249	$3,831,916

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (continued)

Six months ended June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Equity	The George	Global Asset	Global	Growth
	Income	Putnam Fund	Allocation	Equity	and Income
	Fund	of Boston	Fund	Fund	Fund

Investment income
Dividends	$2,419,226	$4,020,478	$2,913,032	$8,458,151	$44,337,449
Interest-unaffiliated issuers	6,975	5,709,928	2,530,483	6,978	92,519
Interest-affiliated issuers (Note 5)	47,486	1,343,945	934,457	113,284	330,545
Securities lending	—	30,057	116,506	185,830	249,476
Less: foreign taxes withheld	—	—	(136,498)	(687,693)	—

Total investment income	2,473,687	11,104,408	6,357,980	8,076,550	45,009,989

Expenses
Compensation of Manager (Note 2)	629,258	2,067,883	1,381,765	2,376,967	10,637,628
Investor servicing fees (Note 2)	29,478	101,848	59,783	90,780	663,915
Custodian fees (Note 2)	47,353	133,201	217,980	271,542	148,223
Trustee compensation and expenses (Note 2)	15,790	26,842	25,792	32,810	99,279
Administrative services (Note 2)	12,911	17,006	14,672	19,543	49,183
Distribution fees-class IB (Note 2)	109,044	377,812	89,389	91,659	1,002,225
Auditing	15,407	43,887	55,418	28,908	33,804
Legal	13,397	16,933	14,768	15,267	48,801
Other	16,527	60,944	36,631	46,430	229,961
Non-recurring costs (Notes 2 and 8)	108	374	221	340	2,455
Costs assumed by Manager (Notes 2 and 8)	(108)	(374)	(221)	(340)	(2,455)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(6,540)	(35,728)	(92,820)	(4,129)	(9,031)

Total expenses	882,625	2,810,628	1,803,378	2,969,777	12,903,988

Expense reduction (Note 2)	(1,587)	(55,986)	(36,638)	(35,222)	(283,372)

Net expenses	881,038	2,754,642	1,766,740	2,934,555	12,620,616

Net investment income (loss)	1,592,649	8,349,766	4,591,240	5,141,995	32,389,373

Net realized gain (loss) on investments (Notes 1 and 3)	4,691,949	20,086,730	11,282,035	60,348,170	380,509,102
Net increase from payments by affiliates (Note 2)	2,464	—	—	—	—
Net realized gain (loss) on futures contracts (Note 1)	—	(387,129)	(995,412)	(436,637)	(190,949)
Net realized gain (loss) on swap contracts (Note 1)	—	472,181	(3,681,410)	—	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	—	5,406	—	5,171
Net realized gain (loss) on foreign currency transactions (Note 1)	—	19,400	(2,467,136)	5,352	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	(3,397)	73,825	1,204,043	(7,448)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	1,713,166	(16,920,572)	4,295,056	(18,990,565)	(279,075,785)

Net gain (loss) on investments	6,407,579	3,267,213	8,512,364	42,130,363	101,240,091

Net increase (decrease) in net assets resulting
from operations	$8,000,228	$11,616,979	$13,103,604	$47,272,358	$133,629,464

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (continued)

Six months ended June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT			Putnam VT
	Growth	Health	Putnam VT	Putnam VT	International
	Opportunities	Sciences	High Yield	Income	Equity
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$309,509	$2,210,415	$ 903,523	$ 6,297	$24,709,042
Interest-unaffiliated issuers	27	554	24,151,321	16,727,339	3,170
Interest-affiliated issuers (Note 5)	6,024	71,967	528,083	3,928,502	347,201
Securities lending	—	36,349	1,784	478	620,337
Less: foreign taxes withheld	(66)	(99,747)	(2,152)	—	(2,017,146)

Total investment income	315,494	2,219,538	25,582,559	20,662,616	23,662,604

Expenses
Compensation of Manager (Note 2)	192,415	1,194,257	2,070,033	2,409,306	4,003,912
Investor servicing fees (Note 2)	8,307	52,366	92,919	119,100	165,992
Custodian fees (Note 2)	24,703	80,536	94,985	135,319	633,052
Trustee compensation and expenses (Note 2)	14,392	22,734	28,764	32,128	39,000
Administrative services (Note 2)	11,693	14,238	16,578	18,093	20,728
Distribution fees-class IB (Note 2)	39,135	242,502	206,169	363,716	857,347
Auditing	18,309	21,300	33,945	49,688	27,045
Legal	11,671	14,777	27,905	22,631	21,360
Other	10,927	54,290	74,042	93,043	126,881
Non-recurring costs (Notes 2 and 8)	31	197	344	446	587
Costs assumed by Manager (Notes 2 and 8)	(31)	(197)	(344)	(446)	(587)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(62,529)	(1,982)	(167,561)	(624,047)	(10,774)

Total expenses	269,023	1,695,018	2,477,779	2,618,977	5,884,543

Expense reduction (Note 2)	(9,995)	(28,620)	(42,836)	(37,639)	(246,199)

Net expenses	259,028	1,666,398	2,434,943	2,581,338	5,638,344

Net investment income (loss)	56,466	553,140	23,147,616	18,081,278	18,024,260

Net realized gain (loss) on investments (Notes 1 and 3)	3,321,243	12,947,640	2,890,661	(9,172,516)	93,392,416*
Net increase from payments by affiliates (Note 2)	—	—	—	—	1,568
Net realized gain (loss) on futures contracts (Note 1)	—	—	—	(2,882,857)	—
Net realized gain (loss) on written options (Notes 1 and 3)	—	35,065	—	—	—
Net realized gain (loss) on swap contracts (Note 1)	—	—	490,985	1,411,402	—
Net realized gain (loss) on foreign currency transactions (Note 1)	—	735,252	(962,615)	—	1,345,433
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	—	40,646	236,238	—	1,838,155
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(4,000,594)	(29,040,480)	(8,455,033)	(13,894,388)	(10,280,282)

Net gain (loss) on investments	(679,351)	(15,281,877)	(5,799,764)	(24,538,359)	86,297,290

Net increase (decrease) in net assets resulting
from operations	$(622,885)	$(14,728,737)	$17,347,852	$(6,457,081)	$104,321,550

*Net of foreign taxes of $89,417

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (continued)

Six months ended June 30, 2006 (Unaudited)
	Putnam VT	Putnam VT		Putnam VT
	International	International	Putnam VT	Mid Cap	Putnam VT
	Growth and	New Opportunities	Investors	Value	Money Market
	Income Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$9,297,750	$3,973,581	$3,544,864	$622,420	$—
Interest-unaffiliated issuers	8,960	—	13,127	—	8,292,744
Interest-affiliated issuers (Note 5)	35,944	51,133	53,866	43,064	184,385
Securities lending	—	121,745	68,144	—	—
Less: foreign taxes withheld	(793,459)	(403,165)	(2,723)	—	—

Total investment income	8,549,195	3,743,294	3,677,278	665,484	8,477,129

Expenses
Compensation of Manager (Note 2)	1,555,001	1,352,561	1,640,255	321,228	800,060
Investor servicing fees (Note 2)	59,863	41,431	76,290	14,100	40,487
Custodian fees (Note 2)	271,707	181,378	93,749	27,314	64,471
Trustee compensation and expenses (Note 2)	23,674	21,535	26,459	14,384	23,056
Administrative services (Note 2)	14,645	13,602	15,641	12,024	17,779
Distribution fees-class IB (Note 2)	137,454	198,706	280,021	35,723	183,691
Auditing	24,039	21,388	16,972	15,166	21,513
Legal	15,148	14,072	16,202	12,054	11,867
Other	36,262	63,571	66,055	10,446	31,383
Non-recurring costs (Notes 2 and 8)	213	147	285	51	188
Costs assumed by Manager (Notes 2 and 8)	(213)	(147)	(285)	(51)	(188)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(172,144)	(126,796)	(1,419)	(6,386)	(86,224)

Total expenses	1,965,649	1,781,448	2,230,225	456,053	1,108,083

Expense reduction (Note 2)	(35,840)	(39,593)	(49,558)	(7,916)	(2,760)

Net expenses	1,929,809	1,741,855	2,180,667	448,137	1,105,323

Net investment income (loss)	6,619,386	2,001,439	1,496,611	217,347	7,371,806
Net realized gain (loss) on investments (Notes 1 and 3)	51,293,159	14,737,109**	29,680,736	3,912,425	—
Net increase from payments by affiliates (Note 2)	—	—	2,921	—	—
Net realized gain (loss) on futures contracts (Note 1)	—	—	60,154	(45,128)	—
Net realized gain (loss) on foreign currency transactions (Note 1)	56,715	(1,607,825)	(218)	—	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	19,992	1,206,494	—	—	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(21,011,784)	10,947,803	(25,953,778)	629,641	—

Net gain (loss) on investments	30,358,082	25,283,581	3,789,815	4,496,938	—

Net increase (decrease) in net assets resulting
from operations	$36,977,468	$27,285,020	$5,286,426	$4,714,285	$7,371,806

**Net of foreign taxes of $26,587

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (continued)

Six months ended June 30, 2006 (Unaudited)
	Putnam VT		Putnam VT		Putnam VT
	New	Putnam VT	OTC & Emerging	Putnam VT	Small Cap
	Opportunities	New Value	Growth	Research	Value
	Fund	Fund	Fund	Fund	Fund

Investment income
Dividends	$5,961,476	$6,831,765	$283,403	$1,398,393	$6,335,265
Interest-unaffiliated issuers	4,338	—	5,699	50	520
Interest-affiliated issuers (Note 5)	139,733	73,329	73,495	48,447	389,153
Securities lending	—	5,828	—	6,191	83,835
Less: foreign taxes withheld	(22,338)	—	(564)	—	(1,019)

Total investment income	6,083,209	6,910,922	362,033	1,453,081	6,807,754

Expenses
Compensation of Manager (Note 2)	4,546,907	2,235,954	313,100	634,415	3,389,254
Investor servicing fees (Note 2)	221,163	102,628	13,502	29,945	141,740
Custodian fees (Note 2)	95,796	69,822	32,265	46,531	99,084
Trustee compensation and expenses (Note 2)	46,193	26,714	7,261	19,767	28,369
Administrative services (Note 2)	24,107	17,019	11,994	12,920	19,137
Distribution fees-class IB (Note 2)	198,330	323,951	47,294	140,060	756,578
Auditing	18,691	16,929	14,400	16,575	17,991
Legal	24,476	16,988	11,938	13,418	19,974
Other	285,872	71,181	24,428	31,155	85,445
Non-recurring costs (Notes 2 and 8)	840	370	50	111	505
Costs assumed by Manager (Notes 2 and 8)	(840)	(370)	(50)	(111)	(505)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(3,753)	(1,975)	(11,003)	(6,348)	(10,254)

Total expenses	5,457,782	2,879,211	465,179	938,438	4,547,318

Expense reduction (Note 2)	(126,896)	(47,213)	(16,939)	(19,805)	(61,007)

Net expenses	5,330,886	2,831,998	448,240	918,633	4,486,311

Net investment income (loss)	752,323	4,078,924	(86,207)	534,448	2,321,443

Net realized gain (loss) on investments (Notes 1 and 3)	125,823,424	30,295,312	8,210,025	11,532,676	54,090,016
Net realized gain (loss) on futures contracts (Note 1)	(74,814)	—	(127,126)	(101,307)	—
Net realized gain (loss) on written options (Notes 1 and 3)	56,441	—	11,974	8,736	—
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	316	—	—	—	—
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(118,437,392)	(10,971,379)	(3,482,591)	(8,233,083)	7,313,411

Net gain (loss) on investments	7,367,975	19,323,933	4,612,282	3,207,022	61,403,427

Net increase (decrease) in net assets resulting
from operations	$8,120,298	$23,402,857	$4,526,075	$3,741,470	$63,724,870

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Operations (continued)

Six months ended June 30, 2006 (Unaudited)
	Putnam VT
	Utilities Growth	Putnam VT	Putnam VT
	and Income	Vista	Voyager
	Fund	Fund	Fund

Investment income
Dividends	$5,917,765	$1,726,133	$8,089,501
Interest-unaffiliated issuers	344,540	1,054	7,366
Interest-affiliated issuers (Note 5)	171,806	123,880	180,355
Securities lending	47,633	46,339	62,758
Less: foreign taxes withheld	(255,878)	(1,019)	(32,861)

Total investment income	6,225,866	1,896,387	8,307,119

Expenses
Compensation of Manager (Note 2)	1,260,912	1,604,126	6,229,893
Investor servicing fees (Note 2)	58,485	103,621	290,394
Custodian fees (Note 2)	150,758	97,498	103,878
Trustee compensation and expenses (Note 2)	25,411	24,402	63,685
Administrative services (Note 2)	14,372	15,523	29,912
Distribution fees-class IB (Note 2)	71,862	329,642	583,032
Auditing	18,185	21,063	28,073
Legal	14,828	16,210	30,012
Other	31,829	85,547	192,204
Non-recurring costs (Notes 2 and 8)	206	278	1,230
Costs assumed by Manager (Notes 2 and 8)	(206)	(278)	(1,230)
Fees waived and reimbursed by Manager (Notes 2 and 5)	(39,942)	(2,872)	(4,874)

Total expenses	1,606,700	2,294,760	7,546,209

Expense reduction (Note 2)	(70,053)	(37,570)	(99,004)

Net expenses	1,536,647	2,257,190	7,447,205

Net investment income (loss)	4,689,219	(360,803)	859,914

Net realized gain (loss) on investments (Notes 1 and 3)	21,357,758	58,399,666	103,687,405
Net realized gain (loss) on futures contracts (Note 1)	(306,550)	69,595	(1,460,303)
Net realized gain (loss) on swap contracts (Note 1)	3,286	—	—
Net realized gain (loss) on foreign currency transactions (Note 1)	(465,849)	—	(2,767)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	112,961	—	137
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(7,063,198)	(48,833,879)	(177,176,346)

Net gain (loss) on investments	13,638,408	9,635,382	(74,951,874)

Net increase (decrease) in net assets resulting
from operations	$18,327,627	$9,274,579	$(74,091,960)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT		Putnam VT
	American Government Income Fund		Capital Appreciation Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,502,096	$7,117,343	$71,859	$141,264
Net realized gain (loss) on investments and
foreign currency transactions	(4,741,077)	(3,614,964)	2,584,575	5,689,097
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(443,873)	(412,574)	(1,285,619)	(1,976,574)

Net increase (decrease) in net assets
resulting from operations	(1,682,854)	3,089,805	1,370,815	3,853,787

Distributions to shareholders (Note 1):
From net investment income
Class IA	(4,294,626)	(4,579,492)	(98,849)	(179,390)
Class IB	(2,944,546)	(2,656,873)	(24,246)	(101,133)
From net realized short term gain on investments
Class IA	—	(279,920)	(1,638,503)	—
Class IB	—	(177,125)	(1,326,233)	—
From net realized long term gain on investments
Class IA	—	—	(919,599)	—
Class IB	—	—	(744,339)	—
Increase (decrease) from capital share
transactions (Note 4)	(15,187,626)	(44,846,255)	3,349,708	(1,716,142)

Total increase (decrease) in net assets	(24,109,652)	(49,449,860)	(31,246)	1,857,122

Net assets:
Beginning of period	182,182,814	231,632,674	51,381,731	49,524,609

End of period	$158,073,162	$182,182,814	$51,350,485	$51,381,731

Undistributed net investment income (loss),
end of period	$3,485,210	$7,222,286	$85,790	$137,026

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Capital Opportunities Fund		Discovery Growth Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$20,982	$72,144	$(15,631)	$(118,396)
Net realized gain (loss) on investments and
foreign currency transactions	2,029,712	2,592,868	3,299,817	6,162,602
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	130,389	406,037	(2,024,937)	(3,248,580)

Net increase (decrease) in net assets
resulting from operations	2,181,083	3,071,049	1,259,249	2,795,626

Distributions to shareholders (Note 1):
From net investment income
Class IA	(57,796)	—	—	—
Class IB	(15,742)	—	—	—
From net realized short term gain on investments
Class IA	(685,486)	(28,016)	—	—
Class IB	(535,240)	(18,797)	—	—
From net realized long term gain on investments
Class IA	(782,261)	(40,947)	—	—
Class IB	(610,804)	(27,471)	—	—
Increase (decrease) from capital share
transactions (Note 4)	8,221,961	8,345,325	(3,850,324)	(13,607,243)

Total increase (decrease) in net assets	7,715,715	11,301,143	(2,591,075)	(10,811,617)

Net assets:
Beginning of period	33,836,923	22,535,780	40,442,285	51,253,902

End of period	$41,552,638	$33,836,923	$37,851,210	$40,442,285

Undistributed net investment income (loss),
end of period	$27,987	$80,543	$(15,631)	$—

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Diversified Income Fund		Equity Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$12,621,898	$26,117,332	$1,592,649	$2,616,886
Net realized gain (loss) on investments and
foreign currency transactions	(1,605,285)	4,487,255	4,694,413	6,153,127
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(7,184,697)	(13,421,703)	1,713,166	1,269,207

Net increase (decrease) in net assets
resulting from operations	3,831,916	17,182,884	8,000,228	10,039,220

Distributions to shareholders (Note 1):
From net investment income
Class IA	(19,225,333)	(29,374,694)	(1,500,916)	(1,045,012)
Class IB	(9,262,231)	(10,800,505)	(1,060,134)	(635,882)
From net realized short term gain on investments
Class IA	—	—	(1,263,147)	(975,806)
Class IB	—	—	(1,041,750)	(679,237)
From net realized long term gain on investments
Class IA	—	—	(2,214,224)	(283,745)
Class IB	—	—	(1,826,126)	(197,509)
Increase (decrease) from capital share
transactions (Note 4)	(11,136,780)	(27,250,260)	5,687,322	47,245,982

Total increase (decrease) in net assets	(35,792,428)	(50,242,575)	4,781,253	53,468,011

Net assets:
Beginning of period	508,725,124	558,967,699	189,325,191	135,857,180

End of period	$472,932,696	$508,725,124	$194,106,444	$189,325,191

Undistributed net investment income (loss),
end of period	$13,509,685	$29,375,351	$1,581,321	$2,549,722

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	The George Putnam Fund of Boston		Global Asset Allocation Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,349,766	$16,630,721	$4,591,240	$8,165,098
Net realized gain (loss) on investments and
foreign currency transactions	20,191,182	42,991,729	4,143,483	27,960,164
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(16,923,969)	(31,625,238)	4,368,881	(8,412,721)

Net increase (decrease) in net assets
resulting from operations	11,616,979	27,997,212	13,103,604	27,712,541

Distributions to shareholders (Note 1):
From net investment income
Class IA	(9,649,833)	(9,531,109)	(9,466,981)	(4,983,795)
Class IB	(7,396,162)	(5,920,826)	(1,947,219)	(594,365)
From net realized long-term capital gain on investments
Class IA	(12,475,640)	—	—	—
Class IB	(10,511,669)	—	—	—
Increase (decrease) from capital share
transactions (Note 4)	(20,052,987)	(67,374,612)	(10,977,901)	(44,544,636)

Total increase (decrease) in net assets	(48,469,312)	(54,829,335)	(9,288,497)	(22,410,255)

Net assets:
Beginning of period	684,105,463	738,934,798	397,357,755	419,768,010

End of period	$635,636,151	$684,105,463	$388,069,258	$397,357,755

Undistributed net investment income (loss),
end of period	$7,872,060	$16,568,289	$4,397,964	$11,220,924

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Global Equity Fund		Growth and Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,141,995	$6,589,190	$32,389,373	$76,564,545
Net realized gain (loss) on investments and
foreign currency transactions	59,916,885	63,060,495	380,323,324	523,327,889
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(17,786,522)	(16,922,599)	(279,083,233)	(356,823,442)

Net increase (decrease) in net assets
resulting from operations	47,272,358	52,727,086	133,629,464	243,068,992

Distributions to shareholders (Note 1):
From net investment income
Class IA	(3,134,064)	(5,974,260)	(63,489,875)	(76,150,351)
Class IB	(251,727)	(576,666)	(12,394,173)	(13,221,461)
From net realized long-term gain on investments
Class IA	—	—	(84,653,166)	—
Class IB	—	—	(19,306,308)	—
Increase (decrease) from capital share
transactions (Note 4)	(64,643,328)	(123,060,733)	(339,532,227)	(1,029,671,666)

Total increase (decrease) in net assets	(20,756,761)	(76,884,573)	(385,746,285)	(875,974,486)

Net assets:
Beginning of period	606,997,477	683,882,050	4,500,044,792	5,376,019,278

End of period	$586,240,716	$606,997,477	$4,114,298,507	$4,500,044,792

Undistributed net investment income (loss),
end of period	$5,671,731	$3,915,527	$32,106,752	$75,601,427

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Growth Opportunities Fund		Health Sciences Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$56,466	$132,757	$553,140	$999,120
Net realized gain (loss) on investments and
foreign currency transactions	3,321,243	5,034,888	13,717,957	23,854,934
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(4,000,594)	(3,089,974)	(28,999,834)	17,146,354

Net increase (decrease) in net assets
resulting from operations	(622,885)	2,077,671	(14,728,737)	42,000,408

Distributions to shareholders (Note 1):
From net investment income
Class IA	(77,382)	(252,634)	(763,490)	(502,360)
Class IB	(19,414)	(214,386)	(605,253)	(94,819)
Increase (decrease) from capital share
transactions (Note 4)	(4,734,690)	(12,018,887)	(26,245,732)	(25,683,526)

Total increase (decrease) in net assets	(5,454,371)	(10,408,236)	(42,343,212)	15,719,703

Net assets:
Beginning of period	56,846,211	67,254,447	349,799,072	334,079,369

End of period	$51,391,840	$56,846,211	$307,455,860	$349,799,072

Undistributed net investment income (loss),
end of period	$50,862	$91,192	$489,850	$1,305,453

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	High Yield Fund		Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$23,147,616	$45,659,746	$18,081,278	$34,517,102
Net realized gain (loss) on investments and
foreign currency transactions	2,419,031	(2,346,318)	(10,643,971)	(6,290,289)
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(8,218,795)	(22,774,747)	(13,894,388)	(6,564,860)

Net increase (decrease) in net assets
resulting from operations	17,347,852	20,538,681	(6,457,081)	21,661,953

Distributions to shareholders (Note 1):
From net investment income
Class IA	(34,837,406)	(39,889,538)	(22,553,767)	(20,750,608)
Class IB	(12,740,240)	(13,561,540)	(12,639,991)	(8,982,516)
From net realized short term gain on investments
Class IA	—	—	—	(1,398,917)
Class IB	—	—	—	(650,907)
From net realized long term gain on investments
Class IA	—	—	—	(5,315,887)
Class IB	—	—	—	(2,473,446)
Increase (decrease) from capital share
transactions (Note 4)	(13,947,353)	(37,221,439)	(21,689,446)	(75,781,941)

Total increase (decrease) in net assets	(44,177,147)	(70,133,836)	(63,340,285)	(93,692,269)

Net assets:
Beginning of period	630,871,289	701,005,125	822,492,402	916,184,671

End of period	$586,694,142	$630,871,289	$759,152,117	$822,492,402

Undistributed net investment income (loss),
end of period	$21,610,422	$46,040,452	$16,874,269	$33,986,749

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	International Equity Fund		International Growth and Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,024,260	$11,159,598	$6,619,386	$5,601,119
Net realized gain (loss) on investments and
foreign currency transactions	94,739,417	142,154,235	51,349,874	51,543,365
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(8,442,127)	(45,455,476)	(20,991,792)	(9,874,150)

Net increase (decrease) in net assets
resulting from operations	104,321,550	107,858,357	36,977,468	47,270,334

Distributions to shareholders (Note 1):
From net investment income
Class IA	(3,254,855)	(6,971,398)	(3,963,107)	(2,730,668)
Class IB	(4,354,663)	(8,093,101)	(1,344,592)	(790,312)
Increase (decrease) from capital share
transactions (Note 4)	(5,662,706)	(78,834,817)	(9,855,003)	(22,617,053)

Total increase (decrease) in net assets	91,049,326	13,959,041	21,814,766	21,132,301

Net assets:
Beginning of period	999,712,847	985,753,806	366,948,298	345,815,997

End of period	$1,090,762,173	$999,712,847	$388,763,064	$366,948,298

Undistributed net investment income (loss),
end of period	$21,648,601	$11,233,859	$6,556,071	$5,244,384

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT International		Putnam VT
	New Opportunities Fund		Investors Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,001,439	$2,605,986	$1,496,611	$2,889,183
Net realized gain (loss) on investments and
foreign currency transactions	13,129,284	31,122,221	29,743,593	72,473,034
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	12,154,297	5,839,965	(25,953,778)	(31,640,885)

Net increase (decrease) in net assets
resulting from operations	27,285,020	39,568,172	5,286,426	43,721,332

Distributions to shareholders (Note 1):
From net investment income
Class IA	(1,721,017)	(856,029)	(1,850,139)	(3,821,651)
Class IB	(2,119,488)	(950,604)	(918,813)	(2,203,705)
Increase (decrease) from capital share
transactions (Note 4)	(4,831,376)	(15,772,960)	(34,704,723)	(77,449,302)

Total increase (decrease) in net assets	18,613,139	21,988,579	(32,187,249)	(39,753,326)
Net assets:

Beginning of period	252,713,457	230,724,878	513,863,491	553,616,817

End of period	$271,326,596	$252,713,457	$481,676,242	$513,863,491

Undistributed net investment income (loss),
end of period	$2,131,963	$3,971,029	$1,482,625	$2,754,966

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Mid Cap Value Fund		Money Market Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$217,347	$357,014	$7,371,806	$9,855,684
Net realized gain (loss) on investments and
foreign currency transactions	3,867,297	4,167,318	—	—
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	629,641	4,270,258	—	—

Net increase (decrease) in net assets
resulting from operations	4,714,285	8,794,590	7,371,806	9,855,684

Distributions to shareholders (Note 1):
From net investment income
Class IA	(244,238)	(159,910)	(4,421,962)	(6,623,180)
Class IB	(61,105)	(38,760)	(2,949,844)	(3,232,504)
From net realized short term gain on investments
Class IA	(1,022,039)	(505,430)	—	—
Class IB	(461,684)	(201,782)	—	—
From net realized long term gain on investments
Class IA	(1,848,690)	(274,131)	—	—
Class IB	(835,106)	(109,441)	—	—
Increase (decrease) from capital share
transactions (Note 4)	7,416,082	26,334,918	52,102,792	(26,517,688)

Total increase (decrease) in net assets	7,657,505	33,840,054	52,102,792	(26,517,688)

Net assets:
Beginning of period	84,166,754	50,326,700	346,464,983	372,982,671

End of period	$91,824,259	$84,166,754	$398,567,775	$346,464,983

Undistributed net investment income (loss),
end of period	$247,243	$335,239	$—	$—

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	New Opportunities Fund		New Value Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$752,323	$2,402,920	$4,078,924	$8,077,528
Net realized gain (loss) on investments and
foreign currency transactions	125,805,051	149,939,932	30,295,312	46,459,728
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(118,437,076)	(5,638,702)	(10,971,379)	(15,894,209)

Net increase (decrease) in net assets
resulting from operations	8,120,298	146,704,150	23,402,857	38,643,047

Distributions to shareholders (Note 1):
From net investment income
Class IA	(2,261,102)	(5,521,105)	(5,194,156)	(4,687,307)
Class IB	—	(173,595)	(2,804,842)	(1,791,432)
From net realized short term gain on investments
Class IA	—	—	(7,699,302)	—
Class IB	—	—	(4,971,546)	—
From net realized long term gain on investments
Class IA	—	—	(19,857,307)	—
Class IB	—	—	(12,822,135)	—
Increase (decrease) from capital share
transactions (Note 4)	(156,557,306)	(421,861,303)	13,686,131	(6,801,798)

Total increase (decrease) in net assets	(150,698,110)	(280,851,853)	(16,260,300)	25,362,510
Net assets:

Beginning of period	1,512,359,373	1,793,211,226	666,986,399	641,623,889

End of period	$1,361,661,263	$1,512,359,373	$650,726,099	$666,986,399

Undistributed net investment income (loss),
end of period	$718,927	$2,227,706	$4,063,535	$7,983,609

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	OTC & Emerging Growth Fund		Research Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(86,207)	$(355,958)	$534,448	$1,244,073
Net realized gain (loss) on investments and
foreign currency transactions	8,094,873	12,088,982	11,440,105	20,072,832
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(3,482,591)	(5,107,908)	(8,233,083)	(11,117,194)

Net increase (decrease) in net assets
resulting from operations	4,526,075	6,625,116	3,741,470	10,199,711

Distributions to shareholders (Note 1):
From net investment income
Class IA	—	—	(669,247)	(1,096,442)
Class IB	—	—	(609,516)	(1,006,720)
Increase (decrease) from capital share
transactions (Note 4)	(7,807,620)	(22,418,990)	(20,567,378)	(42,158,090)

Total increase (decrease) in net assets	(3,281,545)	(15,793,874)	(18,104,671)	(34,061,541)

Net assets:
Beginning of period	87,815,801	103,609,675	202,340,887	236,402,428

End of period	$84,534,256	$87,815,801	$184,236,216	$202,340,887

Undistributed net investment income (loss),
end of period	$(86,207)	$—	$509,724	$1,254,039

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Small Cap Value Fund		Utilities Growth and Income Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,321,443	$3,914,764	$4,689,219	$10,076,996
Net realized gain (loss) on investments and
foreign currency transactions	54,090,016	90,690,296	20,588,645	52,167,741
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	7,313,411	(39,691,402)	(6,950,237)	(27,969,064)

Net increase (decrease) in net assets
resulting from operations	63,724,870	54,913,658	18,327,627	34,275,673

Distributions to shareholders (Note 1):
From net investment income
Class IA	(1,544,079)	(1,212,440)	(9,883,463)	(7,465,632)
Class IB	(1,976,963)	(839,822)	(1,741,276)	(1,132,515)
From net realized short term gain on investments
Class IA	(5,621,413)	—	—	—
Class IB	(11,661,576)	—	—	—
From net realized long term gain on investments
Class IA	(23,559,270)	(18,514,669)	—	—
Class IB	(48,873,516)	(27,252,229)	—	—
Increase (decrease) from capital share
transactions (Note 4)	68,260,819	12,624,205	(38,319,027)	(60,566,326)

Total increase (decrease) in net assets	38,748,872	19,718,703	(31,616,139)	(34,888,800)

Net assets:
Beginning of period	844,296,075	824,577,372	379,419,804	414,308,604

End of period	$883,044,947	$844,296,075	$347,803,665	$379,419,804

Undistributed net investment income (loss),
end of period	$2,739,998	$3,939,597	$4,606,577	$11,542,097

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)

	Putnam VT		Putnam VT
	Vista Fund		Voyager Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30	December 31	June 30	December 31
	2006*	2005	2006*	2005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(360,803)	$(654,731)	$859,914	$7,366,605
Net realized gain (loss) on investments and
foreign currency transactions	58,469,261	68,236,249	102,224,335	304,555,339
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(48,833,879)	(12,022,588)	(177,176,209)	(187,559,425)

Net increase (decrease) in net assets
resulting from operations	9,274,579	55,558,930	(74,091,960)	124,362,519

Distributions to shareholders (Note 1):
From net investment income
Class IA	—	—	(6,162,899)	(19,985,112)
Class IB	—	—	(510,932)	(3,324,240)
Increase (decrease) from capital share
transactions (Note 4)	(40,748,082)	(82,935,889)	(256,301,549)	(690,391,548)

Total increase (decrease) in net assets	(31,473,503)	(27,376,959)	(337,067,340)	(589,338,381)

Net assets:
Beginning of period	492,470,130	519,847,089	2,286,709,995	2,876,048,376

End of period	$460,996,627	$492,470,130	$1,949,642,655	$2,286,709,995

Undistributed net investment income (loss),
end of period	$(360,803)	$—	$852,979	$6,666,896

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE LEFT BLANK INTENTIONALLY

PUTNAM VARIABLE TRUST

Financial Highlights

			Investment Operations:			Less Distributions:
				Net
	Net			Realized and			From				Total			Ratio of Net
	Asset			Unrealized		From	Net				Investment		Ratio of	Investment
	Value,		Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning		Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period		Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT American Government Income Fund (Class IA)
June 30, 2006†	$11.50		$.24 (i)	$(.35)	$(.11)	$(.50)	$—	$—	$(.50)	$10.89	(.95)*	$89,669	.31(i)*	2.12 (i)*	86.48(l)*
December 31, 2005	11.75		.41(i)	(.22)	.19	(.41)	(.03)	—	(.44)	11.50	1.65	107,325	.64(i)	3.56(i)	419.62(l)
December 31, 2004	12.08		.31(i)	.03	.34	(.49)	(.18)	—	(.67)	11.75	2.85	144,320	.66(i)	2.65(i)	309.71
December 31, 2003	12.34		.29	(.07)	.22	(.25)	(.23 )	—	(.48)	12.08	1.89	225,290.74		2.35	553.08
December 31, 2002	11.62		.39	.63	1.02	(.30)	—	—	(.30)	12.34	8.98	386,364.74		3.26	517.44(f )
December 31, 2001	10.88		.48	.26	.74	—	— (e)	—	— (e)	11.62	6.82	136,461.77		4.23	262.05 (f )

Putnam VT American Government Income Fund (Class IB)
June 30, 2006†	$11.46		$.22(i)	$(.34)	$(.12)	$(.47)	$—	$—	$(.47)	$10.87	(1.06)*	$68,404	.43(i)*	2.00(i)*	86.48(l)*
December 31, 2005	11.71		.38(i)	(.22)	.16	(.38)	(.03)	—	(.41)	11.46	1.35	74,858	.89(i)	3.32(i)	419.62(l)
December 31, 2004	12.02		.28(i)	.04	.32	(.45)	(.18)	—	(.63)	11.71	2.66	87,312	.91(i)	2.39(i)	309.71
December 31, 2003	12.30		.25	(.07)	.18	(.23)	(.23)	—	(.46)	12.02	1.56	107,751.99		2.09	553.08
December 31, 2002	11.59		.37	.62	.99	(.28)	—	—	(.28)	12.30	8.77	164,573.99		3.13	517.44(f )
December 31, 2001	10.87		.47	.25	.72	—	—(e)	—	—(e)	11.59	6.64	73,366.99		4.12	262.05(f )

Putnam VT Capital Appreciation Fund (Class IA)
June 30, 2006†	$9.38		$.02(i)	$.25	$.27	$(.03)	$(.85)	$—	$(.88)	$8.77	2.66*	$28,640	.41(i)*	.19(i)*	43.78*
December 31, 2005	8.73		.04(i)(k)	.67	.71	(.06)	—	—	(.06)	9.38	8.18	28,310	.88(i)	.40(i)(k)	132.25
December 31, 2004	7.59		.06(i)(j)	1.08	1.14	—	—	—	—	8.73	15.02	26,223	.90(i)	.75(i)(j)	139.79
December 31, 2003	6.07		—(e)	1.52	1.52	—	—	—	—	7.59	25.04	23,316	1.06	.04	143.90
December 31, 2002	7.82		.02	(1.75)	(1.73)	(.01)	—	(.01)	(.02)	6.07	(22.13)	13,542	1.13	.30	166.36
December 31, 2001	9.06		.01	(1.25)	(1.24)	—	—	—	—	7.82	(13.69)	11,003	1.35	.13	101.98

Putnam VT Capital Appreciation Fund (Class IB)
June 30, 2006†	$9.30		$.01(i)	$.26	$.27	$(.01)	$(.85)	$—	$(.86)	$8.71	2.66*	$22,711	.54(i)*	.07(i)*	43.78*
December 31, 2005	8.66		.01(i)(k)	.67	.68	(.04)	—	—	(.04)	9.30	7.88	23,072	1.13(i)	.15(i)(k)	132.25
December 31, 2004	7.55		.04(i)(j)	1.07	1.11	—	—	—	—	8.66	14.70	23,302	1.15(i)	.51(i)(j)	139.79
December 31, 2003	6.05		(.01)	1.51	1.50	—	—	—	—	7.55	24.79	20,315	1.31	(.20)	143.90
December 31, 2002	7.80		—(e)	(1.74)	(1.74)	(.01)	—	—(e)	(.01)	6.05	(22.35)	14,021	1.38	.05	166.36
December 31, 2001	9.06		(.01)	(1.25)	(1.26)	—	—	—	—	7.80	(13.91)	9,784	1.57	(.13)	101.98

Putnam VT Capital Opportunities Fund (Class IA)
June 30, 2006†	$15.87		$.02(i)	$1.09	$1.11	$(.04)	$(1.09)	$—	$ (1.13)	$15.85	6.77*	$23,019	.46(i)*	.11(i)*	58.94*
December 31, 2005	14.44		.05(i)(k)	1.44	1.49	—	(.06)	—	(.06)	15.87	10.41	18,788	.92(i)	.37(i)(k)	133.38
December 31, 2004	12.74		.08(i)	2.26	2.34	(.06)	(.58)	—	(.64)	14.44	18.54	13,523	.96(i)	.59(i)	163.42
December 31, 2003**	10.00		—(e)(i)	3.02	3.02	—	(.28)	—	(.28)	12.74	30.25*	5,972	.71(i)*	(.01)(i)*	163.05*

Putnam VT Capital Opportunities Fund (Class IB)
June 30, 2006†	$15.79	$	—(e)(i)	$1.09	$1.09	$(.02)	$(1.09)		$ (1.11)	$15.77	6.63*	$18,533	.58 (i)*	(.02)(i)*	58.94*
December 31, 2005	14.40		.02(i)(k)	1.43	1.45	—	(.06)	—	(.06)	15.79	10.16	15,049	1.17(i)	.11(i)(k)	133.38
December 31, 2004	12.72		.05(i)	2.24	2.29	(.03)	(.58)	—	(.61)	14.40	18.21	9,013	1.21(i)	.35(i)	163.42
December 31, 2003**	10.00		(.03)(i)	3.03	3.00	—	(.28)	—	(.28)	12.72	30.05*	4,737	.88(i)*	(.18)(i)*	163.05*

Putnam VT Discovery Growth Fund (Class IA)
June 30, 2006†	$5.40	$	—(e)(i)	$.16	$.16	$—	$—	$—	$—	$5.56	2.96*	$12,423	.41(i)*	.04(i)*	52.71*
December 31, 2005	5.02		—(e)(i)(k)	.38	.38	—	—	—	—	5.40	7.57	13,287	.88(i)	(.09)(i)(k)	147.47
December 31, 2004	4.66		(.01)(i)(j)	.37	.36	—	—	—	—	5.02	7.73	17,068	.94(i)	(.24)(i)(j)	106.52
December 31, 2003	3.52		(.02)	1.16	1.14	—	—	—	—	4.66	32.39	19,835	1.08	(.58)	81.55
December 31, 2002	4.98		(.04)	(1.42)	(1.46)	—	—	—	—	3.52	(29.32)	12,353	1.56	(1.11)	92.27(g)
December 31, 2001	7.18		(.06)	(2.14)	(2.20)	—	—	—	—	4.98	(30.64)	7,558	1.62	(1.10)	109.55

Putnam VT Discovery Growth Fund (Class IB)
June 30, 2006†	$ 5.33	$	—(e)(i)	$.15	$.15	$—	$—	$—	$—	$5.48	2.81*	$25,428	.54(i)*	(.08)(i)*	52.71*
December 31, 2005	4.97		(.02)(i)(k)	.38	.36	—	—	—	—	5.33	7.24	27,155	1.13(i)	(.34)(i)(k)	147.47
December 31, 2004	4.62		(.02)(i)(j)	.37	.35	—	—	—	—	4.97	7.58	34,186	1.19(i)	(.48)(i)(j)	106.52
December 31, 2003	3.50		(.03)	1.15	1.12	—	—	—	—	4.62	32.00	35,091	1.33	(.83)	81.55
December 31, 2002	4.97		(.05)	(1.42)	(1.47)	—	—	—	—	3.50	(29.58)	24,082	1.81	(1.36)	92.27(g)
December 31, 2001	7.18		(.07)	(2.14)	(2.21)	—	—	—	—	4.97	(30.78)	13,245	1.84	(1.34)	109.55

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
264	265

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Diversified Income Fund (Class IA)
June 30, 2006†	$8.86	$.23 (i)	$(.16)	$.07	$(.52)	$—	$—	$(.52)	$8.41	.85*	$305,790	.39(i)*	2.62(i)*	42.86(l)*
December 31, 2005	9.27	.44(i)	(.16)	.28	(.69)	—	—	(.69)	8.86	3.28	348,430	.79(i)	4.96(i)	115.07(l)
December 31, 2004	9.32	.51(i)	.33	.84	(.89)	—	—	(.89)	9.27	9.58	409,381	.80(i)	5.68(i)	79.07
December 31, 2003	8.55	.63	.97	1.60	(.83)	—	—	(.83)	9.32	20.27	449,121.82		7.16	104.06
December 31, 2002	8.81	.71	(.20)	.51	(.77)	—	—	(.77)	8.55	6.20	440,845.82		8.45	176.17(f )
December 31, 2001	9.15	.78	(.44)	.34	(.68)	—	—	(.68)	8.81	3.82	491,673.79		8.83	139.13(f )

Putnam VT Diversified Income Fund (Class IB)
June 30, 2006†	$8.76	$.21(i)	$(.15)	$.06	$(.50)	$—	$—	$(.50)	$8.32	.72*	$167,143	.51 (i)*	2.49(i)*	42.86(l)*
December 31, 2005	9.17	.41(i)	(.15)	.26	(.67)	—	—	(.67)	8.76	3.05	160,295	1.04(i)	4.70(i)	115.07(l)
December 31, 2004	9.24	.48(i)	.32	.80	(.87)	—	—	(.87)	9.17	9.20	149,586	1.05(i)	5.41(i)	79.07
December 31, 2003	8.49	.60	.96	1.56	(.81)	—	—	(.81)	9.24	19.91	141,644	1.07	6.86	104.06
December 31, 2002	8.75	.68	(.18)	.50	(.76)	—	—	(.76)	8.49	6.03	102,982	1.07	8.20	176.17(f )
December 31, 2001	9.11	.76	(.45)	.31	(.67)	—	—	(.67)	8.75	3.51	92,828	1.01	8.58	139.13(f )

Putnam VT Equity Income Fund (Class IA)
June 30, 2006†	$13.96	$.12(i)	$.47	$.59	$(.20)	$(.47)	$—	$(.67)	$13.88	4.21*	$104,048	.40(i)*	.87(i)*	29.46*
December 31, 2005	13.54	.22(i)(k)	.53	.75	(.15)	(.18)	—	(.33)	13.96	5.71	106,970	.81(i)	1.64(i)(k)	59.47
December 31, 2004	12.09	.22(i)	1.25	1.47	—	(.02)	—	(.02)	13.54	12.14	80,093	.83(i)	1.75(i)	89.30
December 31, 2003**	10.00	.10(i)	2.06	2.16	(.05)	(.02)	—	(.07)	12.09	21.57*	39,133	.71(i)*	.93(i)*	113.49*

Putnam VT Equity Income Fund (Class IB)
June 30, 2006†	$13.89	$.11(i)	$.47	$.58	$(.17)	$(.47)	$—	$(.64)	$13.83	4.17*	$90,058	.52(i)*	.75(i)*	29.46*
December 31, 2005	13.49	.19(i)(k)	.52	.71	(.13)	(.18)	—	(.31)	13.89	5.43	82,356	1.06(i)	1.40(i)(k)	59.47
December 31, 2004	12.08	.19(i)	1.24	1.43	—	(.02)	—	(.02)	13.49	11.82	55,764	1.08(i)	1.51(i)	89.30
December 31, 2003**	10.00	.09(i)	2.05	2.14	(.04)	(.02)	—	(.06)	12.08	21.39*	22,804	.88(i)*	.76(i)*	113.49*

Putnam VT The George Putnam Fund of Boston (Class IA)
June 30, 2006†	$11.83	$.15(i)	$.06	$.21	$(.32)	$(.42)	$—	$(.74)	$11.30	1.70*	$334,159	.36 (i)*	1.31(i)*	58.19(l)*
December 31, 2005	11.61	.28(i)(k)	.20	.48	(.26)	—	—	(.26)	11.83	4.22	382,326	.72(i)	2.44(i)(k)	139.50
December 31, 2004	10.93	.24(i)	.67	.91	(.23)	—	—	(.23)	11.61	8.48	444,637	.72(i)	2.15(i)	148.39
December 31, 2003	9.58	.23	1.38	1.61	(.26)	—	—	(.26)	10.93	17.35	463,270.73		2.27	144.47
December 31, 2002	10.73	.28	(1.17)	(.89)	(.26)	—	—	(.26)	9.58	(8.57)	416,550.75		2.83	128.14(f )
December 31, 2001	10.96	.31	(.24)	.07	(.30)	—	—	(.30)	10.73	0.74	387,517.76		2.92	334.64(f )

Putnam VT The George Putnam Fund of Boston (Class IB)
June 30, 2006†	$11.76	$.14(i)	$.06	$.20	$(.29)	$(.42)	$—	$(.71)	$11.25	1.63*	$301,477	.49(i)*	1.18(i)*	58.19(l)*
December 31, 2005	11.55	.25(i)(k)	.19	.44	(.23)	—	—	(.23)	11.76	3.91	301,779	.97(i)	2.18(i)(k)	139.50
December 31, 2004	10.88	.21(i)	.67	.88	(.21)	—	—	(.21)	11.55	8.21	294,298	.97(i)	1.90(i)	148.39
December 31, 2003	9.54	.20	1.38	1.58	(.24)	—	—	(.24)	10.88	17.04	254,106.98		2.00	144.47
December 31, 2002	10.69	.26	(1.17)	(.91)	(.24)	—	—	(.24)	9.54	(8.75)	178,710	1.00	2.58	128.14(f )
December 31, 2001	10.94	.29	(.25)	.04	(.29)	—	—	(.29)	10.69	0.46	156,821.98		2.69	334.64(f )

Putnam VT Global Asset Allocation Fund (Class IA)
June 30, 2006†	$15.03	$.18(i)	$.33	$.51	$(.45)	$—	$—	$(.45)	$15.09	3.38*	$310,937	.43(i)*	1.18(i)*	40.06(l)*
December 31, 2005	14.22	.30(i)(k)	.71	1.01	(.20)	—	—	(.20)	15.03	7.20	330,872	.90(i)	2.06(i)(k)	144.67(l)
December 31, 2004	13.43	.24(i)	.98	1.22	(.43)	—	—	(.43)	14.22	9.26	371,882	.93(i)	1.76(i)	156.86
December 31, 2003	11.51	.23	2.19	2.42	(.50)	—	—	(.50)	13.43	22.04	417,713.95		1.92	155.21
December 31, 2002	13.37	.26	(1.87)	(1.61)	(.25)	—	—	(.25)	11.51	(12.30)	423,653.91		2.10	105.04
December 31, 2001	16.66	.36	(1.78)	(1.42)	(.18)	(1.69)	—	(1.87)	13.37	(8.42)	611,233.84		2.54	187.96(f )

Putnam VT Global Asset Allocation Fund (Class IB)
June 30, 2006†	$15.06	$.16(i)	$.34	$.50	$(.42)	$—	$—	$(.42)	$15.14	3.31*	$77,133	.55(i)*	1.05(i)*	40.06(l)*
December 31, 2005	14.25	.26(i)(k)	.72	.98	(.17)	—	—	(.17)	15.06	6.97	66,485	1.15(i)	1.80(i)(k)	144.67(l)
December 31, 2004	13.45	.20(i)	1.00	1.20	(.40)	—	—	(.40)	14.25	9.11	47,886	1.18(i)	1.51(i)	156.86
December 31, 2003	11.51	.20	2.21	2.41	(.47)	—	—	(.47)	13.45	21.90	32,588	1.20	1.63	155.21
December 31, 2002	13.37	.23	(1.86)	(1.63)	(.23)	—	—	(.23)	11.51	(12.46)	21,758	1.16	1.87	105.04
December 31, 2001	16.67	.32	(1.77)	(1.45)	(.16)	(1.69)	—	(1.85)	13.37	(8.58)	24,735	1.06	2.29	187.96(f )

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
266	267

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:				Less Distributions:
				Net
	Net			Realized and				From				Total			Ratio of Net
	Asset			Unrealized			From	Net				Investment		Ratio of	Investment
	Value,		Net	Gain (Loss)	Total from		Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning		Investment	on	Investment		Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)		Investments	Operations		Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Global Equity Fund (Class IA)
June 30, 2006†	$11.14		$.10(i)	$.79	$.89		$(.07)	$—	$—	$(.07)	$11.96	7.98*	$514,224	.47(i)*	.85(i)*	45.95*
December 31, 2005	10.32		.11(i)(k)	.82	.93		(.11)	—	—	(.11)	11.14	9.09(k)	535,688	.92(i)	1.08(i)(k)	75.73
December 31, 2004	9.26		.10(i)	1.17	1.27		(.21)	—	—	(.21)	10.32	13.94	608,379	.94(i)	1.10(i)	77.03
December 31, 2003	7.25		.09	2.02	2.11		(.10)	—	—	(.10)	9.26	29.54	670,764.92		1.21	88.32
December 31, 2002	9.34		.07	(2.13)	(2.06)		(.03)	—	—	(.03)	7.25	(22.16)	659,264.89		.92	173.27
December 31, 2001	18.10		.02	(5.17)	(5.15)		—	(3.61)	—	(3.61)	9.34	(29.66)	1,139,131.82		.20	186.11

Putnam VT Global Equity Fund (Class IB)
June 30, 2006†	$11.05		$.09(i)	$.78	$.87		$(.04)	$—	$—	$(.04)	$11.88	7.87*	$72,017	.59(i)*	.74(i)*	45.95*
December 31, 2005	10.24		.09(i)(k)	.80	.89		(.08)	—	—	(.08)	11.05	8.78(k)	71,310	1.17(i)	.82(i)(k)	75.73
December 31, 2004	9.19		.08(i)	1.16	1.24		(.19)	—	—	(.19)	10.24	13.68	75,503	1.19(i)	.86(i)	77.03
December 31, 2003	7.19		.07	2.01	2.08		(.08)	—	—	(.08)	9.19	29.23	74,972	1.17	.95	88.32
December 31, 2002	9.27		.05	(2.12)	(2.07)		(.01)	—	—	(.01)	7.19	(22.39)	65,834	1.14	.69	173.27
December 31, 2001	18.02		—(e)	(5.14)	(5.14)		—	(3.61)	—	(3.61)	9.27	(29.76)	92,817	1.04	(.02)	186.11

Putnam VT Growth and Income Fund (Class IA)
June 30, 2006†	$26.51		$.20 (i)	$.61	$.81		$(.49)	$(.65)	$—	$ (1.14)	$26.18	2.98*	$3,339,244	.27(i)*	.76(i)*	38.99*
December 31, 2005	25.59		.41(i)(k)	.97	1.38		(.46)	—	—	(.46)	26.51	5.50(k)	3,688,393	.54(i)	1.61(i)(k)	56.46
December 31, 2004	23.39		.40(i)	2.22	2.62		(.42)	—	—	(.42)	25.59	11.37	4,504,542	.54(i)	1.70(i)	29.21
December 31, 2003	18.75		.37	4.69	5.06		(.42)	—	—	(.42)	23.39	27.69	4,947,556.53		1.85	32.55
December 31, 2002	23.56		.36	(4.69)	(4.33)		(.36)	(.12)	—	(.48)	18.75	(18.79)	4,729,161.52		1.71	36.01
December 31, 2001	25.85		.35	(1.94)	(1.59)		(.41)	(.29)	—	(.70)	23.56	(6.16)	7,216,388.51		1.42	32.75

Putnam VT Growth and Income Fund (Class IB)
June 30, 2006†	$26.35		$.17(i)	$.60	$.77		$(.42)	$(.65)	$—	$ (1.07)	$26.05	2.84*	$775,054	.40(i)*	.64(i)*	38.99*
December 31, 2005	25.44		.35(i)(k)	.95	1.30		(.39)	—	—	(.39)	26.35	5.23(k)	811,652	.79(i)	1.37(i)(k)	56.46
December 31, 2004	23.26		.34(i)	2.21	2.55		(.37)	—	—	(.37)	25.44	11.11	871,478	.79(i)	1.45(i)	29.21
December 31, 2003	18.64		.32	4.67	4.99		(.37)	—	—	(.37)	23.26	27.38	828,558.78		1.60	32.55
December 31, 2002	23.44		.31	(4.67)	(4.36)		(.32)	(.12)	—	(.44)	18.64	(18.99)	612,170.77		1.47	36.01
December 31, 2001	25.76		.29	(1.93)	(1.64)		(.39)	(.29)	—	(.68)	23.44	(6.39)	709,842.73		1.22	32.75

Putnam VT Growth Opportunities Fund (Class IA)
June 30, 2006†	$4.88		$.01(i)	$(.07)	$(.06)		$(.02)	$—	$—	$(.02)	$4.80	(1.33)*	$22,028	.41(i)*	.17(i)*	45.18*
December 31, 2005	4.72		.02(i)(k)	.18	.20		(.04)	—	—	(.04)	4.88	4.34	24,764	.87(i)	.36(i)(k)	154.79
December 31, 2004	4.63		.03(i)(j)	.07	.10		(.01)	—	—	(.01)	4.72	2.08	31,196	.90(i)	.76(i)(j)	57.02
December 31, 2003	3.75		.01	.87	.88		—	—	—	—	4.63	23.47	38,470.96		.17	59.00
December 31, 2002	5.31		—(e)	(1.56)	(1.56)		—	—	—	—	3.75	(29.38)	32,235.96		.03	63.30
December 31, 2001	7.80		(.01)	(2.48)	(2.49)		—	—	—	—	5.31	(31.92)	55,646.85		(.19)	83.13

Putnam VT Growth Opportunities Fund (Class IB)
June 30, 2006†	$4.83	$	—((e)(i)	$(.07)	$(.07)	$	— (e)	$—	$—	$ —(e)	$4.76	(1.39)*	$29,363	.54(i)*	.05(i)*	45.18*
December 31, 2005	4.67		.01(i)(k)	.18	.19		(.03)	—	—	(.03)	4.83	4.11	32,082	1.12(i)	.11(i)(k)	154.79
December 31, 2004	4.59		.02(i)(j)	.06	.08		—	—	—	—	4.67	1.74	36,059	1.15(i)	.55(i)(j)	57.02
December 31, 2003	3.73		—(e)	.86	.86		—	—	—	—	4.59	23.06	37,906	1.21	(.08)	59.00
December 31, 2002	5.29		(.01)	(1.55)	(1.56)		—	—	—	—	3.73	(29.49)	31,065	1.21	(.21)	63.30
December 31, 2001	7.79		(.02)	(2.48)	(2.50)		—	—	—	—	5.29	(32.09)	44,521	1.07	(.39)	83.13

Putnam VT Health Sciences Fund (Class IA)
June 30, 2006†	$13.35		$.03 (i)	$(.58)	$(.55)		$(.07)	$—	$—	$(.07)	$12.73	(4.16)*	$131,310	.42(i)*	.23(i)*	17.37*
December 31, 2005	11.80		.05(i)(k)	1.54	1.59		(.04)	—	—	(.04)	13.35	13.50	160,324	.81(i)	.43(i)(k)	30.98
December 31, 2004	11.04		.04(i)	.76	.80		(.04)	—	—	(.04)	11.80	7.30	171,982	.85(i)	.39(i)	47.82
December 31, 2003	9.37		.07	1.68	1.75		(.08)	—	—	(.08)	11.04	18.80	200,054.84		.39	63.66
December 31, 2002	11.75		.04	(2.41)	(2.37)		(.01)	—	—	(.01)	9.37	(20.21)	212,783.83		.39	74.33
December 31, 2001	14.61		.01	(2.86)	(2.85)		(.01)	—	—	(.01)	11.75	(19.53)	342,488.79		.09	53.20

Putnam VT Health Sciences Fund (Class IB)
June 30, 2006†	$13.27		$.01(i)	$(.58)	$(.57)		$(.04)	$—	$—	$(.04)	$12.66	(4.31)*	$176,146	.55(i)*	.11(i)*	17.37*
December 31, 2005	11.73		.02(i)(k)	1.53	1.55		(.01)	—	—	(.01)	13.27	13.20	189,476	1.06(i)	.17(i)(k)	30.98
December 31, 2004	10.97		.01(i)	.77	.78		(.02)	—	—	(.02)	11.73	7.12	162,097	1.10(i)	.13(i)	47.82
December 31, 2003	9.32		.02	1.69	1.71		(.06)	—	—	(.06)	10.97	18.39	161,036	1.09	.11	63.66
December 31, 2002	11.70		.01	(2.39)	(2.38)		—	—	—	—	9.32	(20.34)	119,828	1.08	.13	74.33
December 31, 2001	14.58		(.02)	(2.86)	(2.88)		—	—	—	—	11.70	(19.75)	128,067	1.01	(.13)	53.20

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
268	269

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT High Yield Fund (Class IA)
June 30, 2006†	$7.68	$.29(i)	$(.08)	$.21	$(.61)	$—	$—	$(.61)	$7.28	2.83*	$426,070	.37(i)*	3.81(i)*	26.12*
December 31, 2005	8.10	.56(i)	(.31)	.25	(.67)	—	—	(.67)	7.68	3.47	460,707	.76(i)	7.27(i)	43.21
December 31, 2004	7.97	.58(i)	.24	.82	(.69)	—	—	(.69)	8.10	10.99	525,899	.78(i)	7.47(i)	50.44
December 31, 2003	7.08	.65	1.07	1.72	(.83)	—	—	(.83)	7.97	26.68	594,299.78		8.86	75.01
December 31, 2002	8.08	.76	(.78)	(.02)	(.98)	—	—	(.98)	7.08	(0.52)	526,885.78		10.55	68.41
December 31, 2001	8.98	.91	(.55)	.36	(1.26)	—	—	(1.26)	8.08	4.00	647,505.76		10.99	81.97

Putnam VT High Yield Fund (Class IB)
June 30, 2006†	$7.62	$.28(i)	$(.07)	$.21	$(.59)	$—	$—	$(.59)	$7.24	2.85*	$160,624	.49(i)*	3.69(i)*	26.12*
December 31, 2005	8.05	.53(i)	(.31)	.22	(.65)	—	—	(.65)	7.62	3.10	170,165	1.01(i)	7.02(i)	43.21
December 31, 2004	7.94	.55(i)	.23	.78	(.67)	—	—	(.67)	8.05	10.54	175,106	1.03(i)	7.18(i)	50.44
December 31, 2003	7.05	.62	1.09	1.71	(.82)	—	—	(.82)	7.94	26.54	159,069	1.03	8.44	75.01
December 31, 2002	8.06	.74	(.78)	(.04)	(.97)	—	—	(.97)	7.05	(0.85)	79,036	1.03	10.38	68.41
December 31, 2001	8.97	.88	(.54)	.34	(1.25)	—	—	(1.25)	8.06	3.78	64,972.98		10.71	81.97

Putnam VT Income Fund (Class IA)
June 30, 2006†	$12.69	$.29(i)	$(.39)	$(.10)	$(.57)	$—	$—	$(.57)	$12.02	(.79)*	$467,103	.28 (i)*	2.33(i)*	103.86(l)*
December 31, 2005	12.96	.52(i)	(.20)	.32	(.45)	(.14)	—	(.59)	12.69	2.60	530,341	.61(i)	4.06(i)	336.25(l)
December 31, 2004	12.91	.38(i)	.22	.60	(.55)	—	—	(.55)	12.96	4.72	637,568	.66(i)	3.01(i)	401.71
December 31, 2003	12.95	.46	.13	.59	(.63)	—	—	(.63)	12.91	4.70	765,119.68		3.61	287.19
December 31, 2002	12.65	.64	.33	.97	(.67)	—	—	(.67)	12.95	8.09	919,294.68		5.10	399.61(f )
December 31, 2001	12.61	.70	.21	.91	(.87)	—	—	(.87)	12.65	7.53	879,911.68		5.60	250.79(f )

Putnam VT Income Fund (Class IB)
June 30, 2006†	$12.61	$.27(i)	$(.39)	$(.12)	$(.54)	$—	$—	$(.54)	$11.95	(.95)*	$292,049	.41(i)*	2.20(i)*	103.86(l)*
December 31, 2005	12.88	.48(i)	(.20)	.28	(.41)	(.14)	—	(.55)	12.61	2.36	292,152	.86(i)	3.81(i)	336.25(l)
December 31, 2004	12.84	.34(i)	.22	.56	(.52)	—	—	(.52)	12.88	4.43	278,617	.91(i)	2.71(i)	401.71
December 31, 2003	12.89	.42	.13	.55	(.60)	—	—	(.60)	12.84	4.43	262,067.93		3.29	287.19
December 31, 2002	12.60	.60	.35	.95	(.66)	—	—	(.66)	12.89	7.89	215,874.93		4.79	399.61(f )
December 31, 2001	12.58	.65	.23	.88	(.86)	—	—	(.86)	12.60	7.30	144,380.90		5.26	250.79(f )

Putnam VT International Equity Fund(Class IA)
June 30, 2006†	$16.36	$.30 (i)(j)	$1.39	$1.69	$(.15)	$—	$—	$(.15)	$17.90	10.30*	$383,033	.46(i)*	1.72 (i)(j)*	39.83*
December 31, 2005	14.80	.20(i)(k)	1.61	1.81	(.25)	—	—	(.25)	16.36	12.46	377,816	.93(i)	1.37(i)(k)	86.02
December 31, 2004	12.91	.16(i)	1.95	2.11	(.22)	—	—	(.22)	14.80	16.58	427,548	.94(i)	1.21(i)	62.84
December 31, 2003	10.14	.16	2.73	2.89	(.12)	—	—	(.12)	12.91	28.91	444,329.94		1.50	71.14
December 31, 2002	12.42	.13	(2.29)	(2.16)	(.12)	—	—	(.12)	10.14	(17.60)	430,607.99		1.17	53.20(g)
December 31, 2001	17.72	.13	(3.62)	(3.49)	(.06)	(1.75)	—	(1.81)	12.42	(20.41)	521,192.94		.93	69.81

Putnam VT International Equity Fund (Class IB)
June 30, 2006†	$16.26	$.29 (i)(j)	$1.36	$1.65	$(.11)	$—	$—	$(.11)	$17.80	10.15*	$707,729	.59(i)*	1.62(i)(j)*	39.83*
December 31, 2005	14.71	.16(i)(k)	1.61	1.77	(.22)	—	—	(.22)	16.26	12.20	621,897	1.18(i)	1.06(i)(k)	86.02
December 31, 2004	12.85	.12(i)	1.94	2.06	(.20)	—	—	(.20)	14.71	16.19	558,206	1.19(i)	.95(i)	62.84
December 31, 2003	10.09	.13	2.73	2.86	(.10)	—	—	(.10)	12.85	28.65	510,055	1.19	1.15	71.14
December 31, 2002	12.36	.10	(2.28)	(2.18)	(.09)	—	—	(.09)	10.09	(17.75)	308,970	1.24	.91	53.20(g)
December 31, 2001	17.67	.09	(3.61)	(3.52)	(.04)	(1.75)	—	(1.79)	12.36	(20.61)	252,647	1.16	.66	69.81

Putnam VT International Growth and Income Fund (Class IA)
June 30, 2006†	$15.35	$.28(i)	$1.29	$1.57	$(.23)	$—	$—	$(.23)	$16.69	10.25*	$277,256	.47(i)*	1.72(i)*	58.87*
December 31, 2005	13.57	.23(i)(k)	1.69	1.92	(.14)	—	—	(.14)	15.35	14.33	264,352	1.01(i)	1.68(i)(k)	74.48
December 31, 2004	11.35	.14(i)	2.25	2.39	(.17)	—	—	(.17)	13.57	21.31	258,073	1.01(i)	1.18(i)	59.34
December 31, 2003	8.37	.15	2.99	3.14	(.16)	—	—	(.16)	11.35	38.37	227,237	1.02	1.70	71.71
December 31, 2002	9.76	.12	(1.44)	(1.32)	(.07)	—	—	(.07)	8.37	(13.67)	201,168	1.00	1.34	99.21
December 31, 2001	13.28	.13	(2.80)	(2.67)	(.13)	(.72)	—	(.85)	9.76	(20.67)	273,298.98		1.26	154.29

Putnam VT International Growth and Income Fund (Class IB)
June 30, 2006†	$15.28	$.26 (i)	$1.27	$1.53	$(.20)	$—	$—	$(.20)	$16.61	10.01*	$111,508	.59(i)*	1.61(i)*	58.87*
December 31, 2005	13.51	.19(i)(k)	1.70	1.89	(.12)	—	—	(.12)	15.28	14.10	102,596	1.26(i)	1.40(i)(k)	74.48
December 31, 2004	11.31	.11(i)	2.24	2.35	(.15)	—	—	(.15)	13.51	20.98	87,743	1.26(i)	.89(i)	59.34
December 31, 2003	8.35	.13	2.97	3.10	(.14)	—	—	(.14)	11.31	37.85	63,651	1.27	1.39	71.71
December 31, 2002	9.73	.09	(1.42)	(1.33)	(.05)	—	—	(.05)	8.35	(13.77)	45,744	1.25	1.03	99.21
December 31, 2001	13.25	.11	(2.79)	(2.68)	(.12)	(.72)	—	(.84)	9.73	(20.81)	41,771	1.20	1.02	154.29

See page 278 for Notes to Financial Highlights.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
270	271

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:			Less Distributions:
			Net
	Net		Realized and			From				Total			Ratio of Net
	Asset		Unrealized		From	Net				Investment		Ratio of	Investment
	Value,	Net	Gain (Loss)	Total from	Net	Realized	From			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning	Investment	on	Investment	Investment	Gain on	Return	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period	Income (Loss)(a)	Investments	Operations	Income	Investments	of Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT International New Opportunities Fund (Class IA)
June 30, 2006†	$14.73	$.13(i)	$1.51	$1.64	$(.25)	$—	$—	$(.25)	$16.12	11.12*	$113,305	.58(i)*	.82(i)*	33.02*
December 31, 2005	12.53	.17(i)(k)	2.15	2.32	(.12)	—	—	(.12)	14.73	18.64(k)	101,535	1.21(i)	1.27(i)(k)	91.01
December 31, 2004	11.16	.11(i)	1.40	1.51	(.14)	—	—	(.14)	12.53	13.63	89,615	1.25(i)	.96(i)	139.72
December 31, 2003	8.41	.09	2.71	2.80	(.05)	—	—	(.05)	11.16	33.59	98,339	1.26	1.00	135.90
December 31, 2002	9.80	.07	(1.38)	(1.31)	(.08)	—	—	(.08)	8.41	(13.46)	91,939	1.27	.82	136.66
December 31, 2001	13.71	.04	(3.95)	(3.91)	—	—	—	—	9.80	(28.52)	140,731	1.24	.35	198.97

Putnam VT International New Opportunities Fund (Class IB)
June 30, 2006†	$14.66	$.11(i)	$1.50	$1.61	$(.21)	$—	$—	$(.21)	$16.06	11.00*	$158,021	.70(i)*	.68(i)*	33.02*
December 31, 2005	12.47	.13(i)(k)	2.15	2.28	(.09)	—	—	(.09)	14.66	18.36(k)	151,178	1.46(i)	1.01(i)(k)	91.01
December 31, 2004	11.11	.08(i)	1.39	1.47	(.11)	—	—	(.11)	12.47	13.35	141,110	1.50(i)	.70(i)	139.72
December 31, 2003	8.37	.07	2.70	2.77	(.03)	—	—	(.03)	11.11	33.21	144,493	1.51	.74	135.90
December 31, 2002	9.75	.05	(1.37)	(1.32)	(.06)	—	—	(.06)	8.37	(13.63)	122,332	1.52	.56	136.66
December 31, 2001	13.67	.02	(3.94)	(3.92)	—	—	—	—	9.75	(28.68)	159,227	1.46	.14	198.97

Putnam VT Investors Fund (Class IA)
June 30, 2006†	$ 10.81	$.04(i)	$.07	$.11	$(.07)	$—	$—	$(.07)	$10.85	1.02*	$262,476	.38(i)*	.35(i)*	56.28*
December 31, 2005	10.04	.07(i)(k)	.82	.89	(.12)	—	—	(.12)	10.81	9.03	292,017	.75(i)	.66(i)(k)	113.81
December 31, 2004	8.95	.11(i)(j)	1.04	1.15	(.06)	—	—	(.06)	10.04	12.95	326,879	.76(i)	1.21(i)(j)	84.91
December 31, 2003	7.08	.05	1.87	1.92	(.05)	—	—	(.05)	8.95	27.39	353,033.75		.71	73.32
December 31, 2002	9.31	.04	(2.24)	(2.20)	(.03)	—	—	(.03)	7.08	(23.68)	341,675.72		.56	122.88
December 31, 2001	12.36	.03	(3.07)	(3.04)	(.01)	—	—	(.01)	9.31	(24.61)	597,312.66		.23	98.05

Putnam VT Investors Fund (Class IB)
June 30, 2006†	$10.76	$.02(i)	$.08	$.10	$(.05)	$—	$—	$(.05)	$10.81	.87*	$219,200	.51(i)*	.22(i)*	56.28*
December 31, 2005	9.99	.04(i)(k)	.83	.87	(.10)	—	—	(.10)	10.76	8.81	221,847	1.00(i)	.41(i)(k)	113.81
December 31, 2004	8.91	.09(i)(j)	1.03	1.12	(.04)	—	—	(.04)	9.99	12.64	226,738	1.01(i)	.98(i)(j)	84.91
December 31, 2003	7.04	.03	1.87	1.90	(.03)	—	—	(.03)	8.91	27.14	220,061	1.00	.46	73.32
December 31, 2002	9.26	.03	(2.24)	(2.21)	(.01)	—	—	(.01)	7.04	(23.87)	180,341.97		.32	122.88
December 31, 2001	12.31	.01	(3.06)	(3.05)	—	—	—	—	9.26	(24.78)	261,025.88		.02	98.05

Putnam VT Mid Cap Value Fund (Class IA)
June 30, 2006†	$16.23	$.05(i)	$.88	$.93	$(.07)	$(.76)	$—	$(.83)	$16.33	5.62*	$62,499	.45(i)*	.27(i)*	36.71*
December 31, 2005	14.73	.09(i)(k)	1.74	1.83	(.06)	(.27)	—	(.33)	16.23	12.71	58,861	.93(i)	.60(i)(k)	87.42
December 31, 2004	12.79	.09(i)	1.92	2.01	—	(.07)	—	(.07)	14.73	15.75	35,819	.97(i)	.65(i)	145.30
December 31, 2003**	10.00	.07(i)	2.83	2.90	(.04)	(.07)	—	(.11)	12.79	29.01*	16,499	.74(i)*	.60(i)*	117.37*

Putnam VT Mid Cap Value Fund (Class IB)
June 30, 2006†	$16.16	$.03(i)	$.87	$.90	$(.04)	$(.76)	$—	$(.83)	$16.26	5.46*	$29,325	.58(i)*	.15(i)*	36.71*
December 31, 2005	14.68	.05(i)(k)	1.73	1.78	(.03)	(.27)	—	(.30)	16.16	12.44	25,306	1.18(i)	.36(i)(k)	87.42
December 31, 2004	12.78	.05(i)	1.92	1.97	—	(.07)	—	(.07)	14.68	15.44	14,507	1.22(i)	.40(i)	145.30
December 31, 2003**	10.00	.05(i)	2.83	2.88	(.03)	(.07)	—	(.10)	12.78	28.83*	6,703	.91(i)*	.45(i)*	117.37*

Putnam VT Money Market Fund (Class IA)
June 30, 2006†	$1.00	$.0210(i)	$—	$ .0210	$(.0210)	$—	$—	$(.0210)	$1.00	2.12*	$228,904	.26(i)*	2.11(i)*	—
December 31, 2005	1.00	.0275(i)	—	.0275	(.0275)	—	—	(.0275)	1.00	2.79	211,665	.53(i)	2.71(i)	—
December 31, 2004	1.00	.0091(i)	—(h)	.0091	(.0091)	—	—	(.0091)	1.00	.91	264,971	.53(i)	.87(i)	—
December 31, 2003	1.00	.0076	—(h)	.0076	(.0076)	—	—	(.0076)	1.00	.76	457,943.49		.77	—
December 31, 2002	1.00	.0145	—(h)	.0145	(.0145)	—	—	(.0145)	1.00	1.46	794,448.48		1.45	—
December 31, 2001	1.00	.0392	—	.0392	(.0392)	—	—	(.0392)	1.00	3.99	893,647.45		3.75	—

Putnam VT Money Market Fund (Class IB)
June 30, 2006†	$1.00	$.0198(i)	$—	$ .0198	$(.0198)	$—	$—	$(.0198)	$1.00	1.99*	$169,664	.38(i)*	1.99(i)*	—
December 31, 2005	1.00	.0250(i)	—	.0250	(.0250)	—	—	(.0250)	1.00	2.53	134,800	.78(i)	2.54(i)	—
December 31, 2004	1.00	.0066(i)	—(h)	.0066	(.0066)	—	—	(.0066)	1.00	.66	108,012	.78(i)	.66(i)	—
December 31, 2003	1.00	.0051	—(h)	.0051	(.0051)	—	—	(.0051)	1.00	.51	121,504.74		.51	—
December 31, 2002	1.00	.0120	—(h)	.0120	(.0120)	—	—	(.0120)	1.00	1.20	154,358.73		1.19	—
December 31, 2001	1.00	.0370	—	.0370	(.0370)	—	—	(.0370)	1.00	3.76	154,176.67		3.51	—

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
272	273

PUTNAM VARIABLE TRUST

Financial Highlights

			Investment Operations:			Less Distributions:
				Net
	Net			Realized and			From				Total			Ratio of Net
	Asset			Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,		Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning		Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period		Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT New Opportunities Fund (Class IA)
June 30, 2006†	$18.74		$.01(i)	$.03	$.04	$(.03)	$—	$—	$(.03)	$18.75	.22*	$1,211,915	.35(i)*	.06(i)*	52.36*
December 31, 2005	17.05		.03(i)(k)	1.72	1.75	(.06)	—	—	(.06)	18.74	10.32(k)	1,352,498	.66(i)	.18(i)(k)	56.12
December 31, 2004	15.43		.05(i)(j)	1.57	1.62	—	—	—	—	17.05	10.50	1,621,906	.69(i)	.33(i)(j)	115.82
December 31, 2003	11.62		(.02)	3.83	3.81	—	—	—	—	15.43	32.79	1,826,123.67		(.11)	44.22
December 31, 2002	16.67		(.03)	(5.02)	(5.05)	—	—	—	—	11.62	(30.29)	1,664,685.63		(.19)	68.82
December 31, 2001	29.89		(.04)	(8.76)	(8.80)	—	(4.42)	—(e)	(4.42)	16.67	(29.99)	3,058,087.59		(.21)	72.16

Putnam VT New Opportunities Fund (Class IB)
June 30, 2006†	$$18.46		$(.01)(i)	$.03	$.02	$—	$—	$—	$—	$18.48	.11*	$149,747	.48(i)*	(.06)(i)*	52.36*
December 31, 2005	16.80		(.01)(i)(k)	1.69	1.68	(.02)	—	—	(.02)	18.46	10.00(k)	159,861	.91(i)	(.07)(i)(k)	56.12
December 31, 2004	15.23		.01(i)(j)	1.56	1.57	—	—	—	—	16.80	10.31	171,305	.94(i)	.09(i)(j)	115.82
December 31, 2003	11.50		(.05)	3.78	3.73	—	—	—	—	15.23	32.44	176,316.92		(.36)	44.22
December 31, 2002	16.55		(.06)	(4.99)	(5.05)	—	—	—	—	11.50	(30.51)	125,829.88		(.44)	68.82
December 31, 2001	29.77		(.08)	(8.72)	(8.80)	—	(4.42)	—(e)	(4.42)	16.55	(30.14)	200,041.81		(.43)	72.16

Putnam VT New Value Fund (Class IA)
June 30, 2006†	$$17.25		$.11(i)	$.52	$.63	$(.23)	$(1.20)	$—	$(1.43)	$16.45	3.57*	$383,129	.38(i)*	.66(i)*	28.00*
December 31, 2005	16.43		.22(i)(k)	.78	1.00	(.18)	—	—	(.18)	17.25	6.13(k)	417,948	.76(i)	1.32(i)(k)	55.58
December 31, 2004	14.34		.18(i)	2.06	2.24	(.15)	—	—	(.15)	16.43	15.77	443,680	.79(i)	1.19(i)	51.50
December 31, 2003	10.98		.15	3.39	3.54	(.18)	—	—	(.18)	14.34	32.86	416,273.79		1.24	59.50
December 31, 2002	13.47		.16	(2.14)	(1.98)	(.13)	(.38)	—	(.51)	10.98	(15.44)	366,623.78		1.37	60.33
December 31, 2001	13.52		.18	.28	.46	(.14)	(.37)	—	(.51)	13.47	3.53	455,975.79		1.32	74.80

Putnam VT New Value Fund (Class IB)
June 30, 2006†	$17.14		$.09(i)	$.52	$.61	$(.19)	$(1.20)	$—	$(1.39)	$16.36	3.49*	$267,597	.51(i)*	.54(i)*	28.00*
December 31, 2005	16.33		.18(i)(k)	.77	.95	(.14)	—	—	(.14)	17.14	5.89(k)	249,039	1.01(i)	1.09(i)(k)	55.58
December 31, 2004	14.27		.14(i)	2.05	2.19	(.13)	—	—	(.13)	16.33	15.43	197,944	1.04(i)	.95(i)	51.50
December 31, 2003	10.93		.12	3.37	3.49	(.15)	—	—	(.15)	14.27	32.48	149,367	1.04	.99	59.50
December 31, 2002	13.42		.14	(2.14)	(2.00)	(.11)	(.38)	—	(.49)	10.93	(15.60)	99,692	1.03	1.16	60.33
December 31, 2001	13.49		.14	.29	.43	(.13)	(.37)	—	(.50)	13.42	3.32	88,543	1.01	1.10	74.80

Putnam VT OTC & Emerging Growth Fund (Class IA)
June 30, 2006†	$6.55	$	—(e)(i)	$.33	$.33	$—	$—	$—	$—	$6.88	5.04*	$48,591	.46(i)*	(.04)(i)*	56.77*
December 31, 2005	6.05		(.02)(i)(k)	.52	.50	—	—	—	—	6.55	8.26	50,877	.91(i)	(.29)(i)(k)	147.92
December 31, 2004	5.56		(.03)(i)	.52	.49	—	—	—	—	6.05	8.81	62,566	.95(i)	(.57)(i)	123.52
December 31, 2003	4.09		(.03)	1.50	1.47	—	—	—	—	5.56	35.94	73,227.89		(.62)	71.72
December 31, 2002	6.02		(.03)	(1.90)	(1.93)	—	—	—	—	4.09	(32.06)	61,535.90		(.72)	68.02
December 31, 2001	11.06		(.05)	(4.99)	(5.04)	—	—	—	—	6.02	(45.57)	107,050.85		(.63)	116.66

Putnam VT OTC & Emerging Growth Fund (Class IB)
June 30, 2006†	$6.45	$ (.01)(i)		$.33	$.32	$—	$—	$—	$—	$6.77	4.96*	$35,943	.59(i)*	(.17)(i)*	56.77*
December 31, 2005	5.98		(.03)(i)(k)	.50	.47	—	—	—	—	6.45	7.86	36,939	1.16(i)	(.54)(i)(k)	147.92
December 31, 2004	5.51		(.04)(i)	.51	.47	—	—	—	—	5.98	8.53	41,044	1.20(i)	(.81)(i)	123.52
December 31, 2003	4.06		(.04)	1.49	1.45	—	—	—	—	5.51	35.71	43,220	1.14	(.87)	71.72
December 31, 2002	5.99		(.05)	(1.88)	(1.93)	—	—	—	—	4.06	(32.22)	32,536	1.15	(.97)	68.02
December 31, 2001	11.03		(.06)	(4.98)	(5.04)	—	—	—	—	5.99	(45.69)	55,209	1.07	(.86)	116.66

Putnam VT Research Fund (Class IA)
June 30, 2006†	$11.91		$.04(i)	$.18	$.22	$(.10)	$—	$—	$(.10)	$12.03	1.81*	$77,266	.41(i)*	.34(i)*	48.46*
December 31, 2005	11.44		.08(i)(k)	.51	.59	(.12)	—	—	(.12)	11.91	5.26(k)	87,728	.79(i)	.71(i)(k)	94.51
December 31, 2004	10.63		.11(i)(j)	.72	.83	(.02)	—	—	(.02)	11.44	7.79	110,116	.80(i)	1.05(i)(j)	106.08
December 31, 2003	8.51		.07	2.10	2.17	(.05)	—	—	(.05)	10.63	25.69	128,360.79		.82	116.88
December 31, 2002	10.99		.06	(2.47)	(2.41)	(.07)	—	—	(.07)	8.51	(22.06)	127,084.78		.64	154.60
December 31, 2001	14.32		.08	(2.73)	(2.65)	(.05)	(.63)	—	(.68)	10.99	(18.62)	197,443.74		.67	146.42

Putnam VT Research Fund (Class IB)
June 30, 2006†	$11.84		$.03(i)	$.18	$.21	$(.07)	$—	$—	$(.07)	$11.98	1.73*	$106,971	.53(i)*	.22(i)*	48.46*
December 31, 2005	11.38		.05(i)(k)	.50	.55	(.09)	—	—	(.09)	11.84	4.92(k)	114,612	1.04(i)	.47(i)(k)	94.51
December 31, 2004	10.58		.09(i)(j)	.71	.80	—	—	—	—	11.38	7.56	126,286	1.05(i)	.82(i)(j)	106.08
December 31, 2003	8.47		.05	2.09	2.14	(.03)	—	—	(.03)	10.58	25.32	125,821	1.04	.56	116.88
December 31, 2002	10.94		.04	(2.46)	(2.42)	(.05)	—	—	(.05)	8.47	(22.20)	101,445	1.03	.41	154.60
December 31, 2001	14.28		.05	(2.72)	(2.67)	(.04)	(.63)	—	(.67)	10.94	(18.83)	119,888.96		.46	146.42

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
274	275

PUTNAM VARIABLE TRUST

Financial Highlights

		Investment Operations:				Less Distributions:
				Net
	Net			Realized and			From				Total			Ratio of Net
	Asset			Unrealized		From	Net	From			Investment		Ratio of	Investment
	Value,		Net	Gain (Loss)	Total from	Net	Realized	Return			Return at	Net Assets,	Expenses	Income (Loss)
	Beginning		Investment	on	Investment	Investment	Gain on	of	Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Period ended	of Period		Income (Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

Putnam VT Small Cap Value Fund (Class IA)
June 30, 2006†	$23.11		$.08(i)	$1.74	$1.82	$(.13)	$(2.42)	$—	$(2.55)	$22.38	7.44*	$266,399	.42(i)*	.34(i)*	29.82*
December 31, 2005	22.95		.14(i)(k)	1.41	1.55	(.09)	(1.30)	—	(1.39)	23.11	7.30	291,615	.84(i)	.62(i)(k)	42.50
December 31, 2004	18.23		.09(i)	4.73	4.82	(.10)	—	—	(.10)	22.95	26.54	348,938	.87(i)	.48(i)	39.27
December 31, 2003	12.23		.11	5.97	6.08	(.08)	—	—	(.08)	18.23	50.06	290,933.91		.77	36.14
December 31, 2002	15.09		.08	(2.76)	(2.68)	(.04)	(.14)	—	(.18)	12.23	(18.06)	215,964.92		.57	51.54
December 31, 2001	12.81		.08	2.27	2.35	—(e)	(.07)	—	(.07)	15.09	18.42	231,329.94		.56	36.65

Putnam VT Small Cap Value Fund (Class IB)
June 30, 2006†	$22.93		$.05(i)	$1.73	$1.78	$(.08)	$(2.42)	$—	$(2.50)	$22.21	7.34*	$616,646	.54(i)*	.22(i)*	29.82*
December 31, 2005	22.79		.09(i)(k)	1.39	1.48	(.04)	(1.30)	—	(1.34)	22.93	7.03	552,682	1.09(i)	.40(i)(k)	42.50
December 31, 2004	18.12		.05(i)	4.69	4.74	(.07)	—	—	(.07)	22.79	26.22	475,639	1.12(i)	.23(i)	39.27
December 31, 2003	12.16		.08	5.93	6.01	(.05)	—	—	(.05)	18.12	49.65	332,094	1.16	.53	36.14
December 31, 2002	15.03		.05	(2.75)	(2.70)	(.03)	(.14)	—	(.17)	12.16	(18.27)	191,497	1.17	.36	51.54
December 31, 2001	12.79		.04	2.27	2.31	—(e)	(.07)	—	(.07)	15.03	18.13	130,991	1.16	.33	36.65

Putnam VT Utilities Growth and Income Fund (Class IA)
June 30, 2006†	$14.47		$.19(i)	$.55	$.74	$(.48)	$—	$—	$(.48)	$14.73	5.25*	$291,646	.42(i)*	1.31(i)*	35.86*
December 31, 2005	13.59		.36(i)(k)	.82	1.18	(.30)	—	—	(.30)	14.47	8.87(k)	320,176	.84(i)	2.54(i)(k)	37.69
December 31, 2004	11.43		.30(i)	2.15	2.45	(.29)	—	—	(.29)	13.59	21.87	355,947	.85(i)	2.50(i)	31.79
December 31, 2003	9.57		.28	1.99	2.27	(.41)	—	—	(.41)	11.43	25.00	352,531.83		2.84	38.45
December 31, 2002	12.97		.35	(3.35)	(3.00)	(.40)	—	—	(.40)	9.57	(23.83)	355,128.79		3.23	42.68
December 31, 2001	18.13		.36	(4.17)	(3.81)	(.50)	(.85)	—	(1.35)	12.97	(22.11)	631,897.73		2.45	93.13

Putnam VT Utilities Growth and Income Fund (Class IB)
June 30, 2006†	$14.41		$.17(i)	$.54	$.71	$(.44)	$—	$—	$(.44)	$14.68	5.06*	$56,158	.55(i)*	1.19(i)*	35.86*
December 31, 2005	13.54		.32(i)(k)	.82	1.14	(.27)	—	—	(.27)	14.41	8.58(k)	59,243	1.09(i)	2.28(i)(k)	37.69
December 31, 2004	11.39		.27(i)	2.14	2.41	(.26)	—	—	(.26)	13.54	21.60	58,362	1.10(i)	2.24(i)	31.79
December 31, 2003	9.52		.26	1.99	2.25	(.38)	—	—	(.38)	11.39	24.82	48,653	1.08	2.57	38.45
December 31, 2002	12.92		.32	(3.35)	(3.03)	(.37)	—	—	(.37)	9.52	(24.09)	39,574	1.04	2.99	42.68
December 31, 2001	18.09		.33	(4.16)	(3.83)	(.49)	(.85)	—	(1.34)	12.92	(22.28)	59,284.95		2.23	93.13

Putnam VT Vista Fund (Class IA)
June 30, 2006†	$14.15	$	— (e)(i)	$.24	$.24	$—	$—	$—	$—	$14.39	1.70*	$210,808	.39(i)*	(.01)(i)*	66.12*
December 31, 2005	12.58		—(e)(i)(k)	1.57	1.57	—	—	—	—	14.15	12.48	234,261	.74(i)	(.01)(i)(k)	71.15
December 31, 2004	10.58		(.03)(i)	2.03	2.00	—	—	—	—	12.58	18.90	260,964	.79(i)	(.31)(i)	93.49
December 31, 2003	7.93		(.02)	2.67	2.65	—	—	—	—	10.58	33.42	263,268.76		(.21)	90.84
December 31, 2002	11.40		(.03)	(3.44)	(3.47)	—	—	—	—	7.93	(30.44)	234,249.74		(.28)	78.14
December 31, 2001	19.65		(.02)	(6.47)	(6.49)	—	(1.76)	—(e)	(1.76)	11.40	(33.34)	443,879.67		(.18)	112.81

Putnam VT Vista Fund (Class IB)
June 30, 2006†	$13.94		$(.02)(i)	$.24	$.22	$—	$—	$—	$—	$14.16	1.58*	$250,189	.52(i)*	(.13)(i)*	66.12*
December 31, 2005	12.43		(.03)(i)(k)	1.54	1.51	—	—	—	—	13.94	12.15	258,209	.99(i)	(.25)(i)(k)	71.15
December 31, 2004	10.48		(.06)(i)	2.01	1.95	—	—	—	—	12.43	18.61	258,884	1.04(i)	(.56)(i)	93.49
December 31, 2003	7.87		(.04)	2.65	2.61	—	—	—	—	10.48	33.16	240,752	1.01	(.46)	90.84
December 31, 2002	11.34		(.05)	(3.42)	(3.47)	—	—	—	—	7.87	(30.60)	189,445.99		(.53)	78.14
December 31, 2001	19.60		(.05)	(6.45)	(6.50)	—	(1.76)	—(e)	(1.76)	11.34	(33.50)	293,140.89		(.39)	112.81

Putnam VT Voyager Fund (Class IA)
June 30, 2006†	$28.72		$.02(i)	$(1.07)	$(1.05)	$(.11)	$—	$—	$(.11)	$27.56	(3.69)*	$1,517,271	.32(i)*	.07(i)*	31.91*
December 31, 2005	27.37		.09(i)(k)	1.51	1.60	(.25)	—	—	(.25)	28.72	5.94(k)	1,801,387	.63(i)	.35(i)(k)	119.09
December 31, 2004	26.10		.21(i)(j)	1.18	1.39	(.12)	—	—	(.12)	27.37	5.34	2,357,097	.64(i)	.81(i)(j)	48.94
December 31, 2003	21.00		.10	5.15	5.25	(.15)	—	—	(.15)	26.10	25.16	2,799,625.62		.45	47.37
December 31, 2002	28.72		.12	(7.63)	(7.51)	(.21)	—	—	(.21)	21.00	(26.34)	2,740,121.60		.51	90.52
December 31, 2001	48.82		.20	(10.65)	(10.45)	(.05)	(9.60)	—	(9.65)	28.72	(22.24)	4,784,868.57		.61	105.03

Putnam VT Voyager Fund (Class IB)
June 30, 2006†	$28.55		$(.02)(i)	$(1.07)	$(1.09)	$(.03)	$—	$—	$(.03)	$27.43	(3.82)*	$432,371	.45(i)*	(.06)(i)*	31.91*
December 31, 2005	27.20		.02(i)(k)	1.51	1.53	(.18)	—	—	(.18)	28.55	5.69(k)	485,323	.88(i)	.08(i)(k)	119.09
December 31, 2004	25.96		.15(i)(j)	1.15	1.30	(.06)	—	—	(.06)	27.20	5.03	518,951	.89(i)	.60(i)(j)	48.94
December 31, 2003	20.87		.04	5.14	5.18	(.09)	—	—	(.09)	25.96	24.91	509,892.87		.19	47.37
December 31, 2002	28.56		.06	(7.60)	(7.54)	(.15)	—	—	(.15)	20.87	(26.53)	362,402.85		.26	90.52
December 31, 2001	48.64		.13	(10.61)	(10.48)	—	(9.60)	—	(9.60)	28.56	(22.41)	481,526.79		.39	105.03

See page 278 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
276	277

PUTNAM VARIABLE TRUST Notes to Financial Highlights June 30, 2006 (Unaudited)

Unaudited.

* Not annualized.

** For the period May 1, 2003 (commencement of operations) to December 31, 2003.

(a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(g) Portfolio turnover excludes the impact of assets received from the acquired fund.

(h) Amount represents less than $0.0001 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5).

	6/30/06	12/31/05	12/31/04	12/31/03

Putnam VT American Government Income Fund	0.11%	0.17%	0.13%	—
Putnam VT Capital Appreciation Fund	0.10%	0.12%	0.13%	—
Putnam VT Capital Opportunities Fund	0.09%	0.24%	0.44%	0.61%
Putnam VT Discovery Growth Fund	0.21%	0.29%	0.14%	—
Putnam VT Diversified Income Fund	0.04%	0.03%	0.03%	—
Putnam VT Equity Income Fund	<0.01%	0.01%	0.03%	0.18%
Putnam VT The George Putnam Fund of Boston	0.01%	0.01%	0.01%	—
Putnam VT Global Asset Allocation Fund	0.02%	0.01%	0.01%	—
Putnam VT Global Equity Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Growth and Income Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Growth Opportunities Fund	0.11%	0.13%	0.05%	—
Putnam VT Health Sciences Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT High Yield Fund	0.03%	0.02%	<0.01%	—
Putnam VT Income Fund	0.08%	0.10%	0.04%	—
Putnam VT International Equity Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT International Growth and Income Fund	0.04%	<0.01%	<0.01%	—
Putnam VT International New Opportunities Fund	0.05%	0.04%	0.01%	—
Putnam VT Investors Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Mid Cap Value Fund	0.01%	0.02%	0.07%	0.54%
Putnam VT Money Market Fund	0.02%	0.03%	0.02%	—
Putnam VT New Opportunities Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT New Value Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT OTC & Emerging Growth Fund	<0.01%	<0.01%	0.01%	—
Putnam VT Research Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Utilities Growth and Income Fund	0.01%	<0.01%	<0.01%	—
Putnam VT Vista Fund	<0.01%	<0.01%	<0.01%	—
Putnam VT Voyager Fund	<0.01%	<0.01%	<0.01%	—

(j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the funds, which amounted to the following amounts:

	Per share		Percentage of net assets

	6/30/06	12/31/04	6/30/06	12/31/04

Putnam VT Capital Appreciation Fund	—	$0.02	—	0.31%
Putnam VT Discovery Growth Fund	—	0.01	—	0.14%
Putnam VT Growth Opportunities Fund	—	0.03	—	0.58%
Putnam VT International Equity	$0.09	—	0.53%	—
Putnam VT Investors Fund	—	0.05	—	0.54%
Putnam VT New Opportunities Fund	—	0.06	—	0.37%
Putnam VT Research Fund	—	0.04	—	0.34%
Putnam VT Voyager Fund	—	0.12	—	0.45%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST Notes to Financial Highlights (Continued) June 30, 2006 (Unaudited)

(k)Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005 (Note 8).

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB

Putnam VT Capital Appreciation Fund	$ 11,448	< $0.01	0.02%	< $0.01	0.02%
Putnam VT Capital Opportunities Fund	1,393	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Discovery Growth Fund	14,409	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Equity Income Fund	2,022	< $0.01	< 0.01%	< $0.01	< 0.01%
Putnam VT The George Putnam Fund of Boston	89,609	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Global Asset Allocation Fund	70,231	< $0.01	0.02%	< $0.01	0.02%
PutnamVT Global Equity Fund	498,461	$0.01	0.08%	$0.01	0.08%
Putnam VT Growth and Income Fund	1,390,659	$0.01	0.03%	$0.01	0.03%
Putnam VT Growth Opportunities Fund	20,289	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Health Sciences Fund	74,608	< $0.01	0.02%	< $0.01	0.02%
Putnam VT International Equity Fund	24,565	< $0.01	< 0.01%	< $0.01	< 0.01%
Putnam VT International Growth and Income Fund	26,953	< $0.01	0.01%	< $0.01	0.01%
Putnam VT International New Opportunities Fund	92,105	$0.01	0.04%	$0.01	0.04%
Putnam VT Investors Fund	171,614	< $0.01	0.03%	<$0.01	0.03%
Putnam VT Mid Cap Value Fund	674	< $0.01	<0.01%	< $0.01	<0.01%
Putnam VT New Opportunities Fund	651,000	$0.01	0.04%	$0.01	0.04%
Putnam VT New Value Fund	242,461	$0.01	0.04%	$0.01	0.04%
Putnam VT OTC & Emerging Growth Fund	34,147	< $0.01	0.04%	< $0.01	0.04%
Putnam VT Research Fund	177,747	$0.01	0.08%	$0.01	0.08%
Putnam VT Small Cap Value Fund	60,481	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Utilities Growth and Income Fund	202,935	$0.01	0.05%	$0.01	0.05%
Putnam VT Vista Fund	153,601	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Voyager Fund	2,097,095	$0.02	0.08%	$0.02	0.08%

(l) Portfolio turnover excludes dollar roll transactions.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM VARIABLE TRUST

Notes to Financial Statements June 30, 2006 (Unaudited)

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES

Putnam Variable Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the “fund” or the “funds”), each of which are represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds: Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund each concentrate their investments in one sector which involves more risk than a fund that invests more broadly. Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund invest in higher yielding, lower rated bonds that have a higher rate of default. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against any of the funds. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported

— as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

See sections G, H, I, J, K, L, and M with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts and TBA purchase and sale commitments, respectively.

The valuation of Putnam VT Money Market Fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, each fund may transfer uninvested cash balances, which includes for every fund other than Putnam VT Money Market Fund, cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements for each fund other than Putnam VT Money Market Fund, and up to 90 days for other cash investments for each fund.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain when the amounts are conclusively determined.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Putnam VT Diversified Income Fund and Putnam VT High Yield Fund earned certain fees in connection with their senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statement of operations.

E) Stripped mortgage-backed securities Certain funds of the Trust invested in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of each fund of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Certain funds of the Trust may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2006, Putnam VT International Equity Fund and Putnam VT International New Opportunities Fund incurred these taxes and applied them accordingly.

G) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

H) Futures and options contracts During the six months ended June 30, 2006, certain funds of the Trust used futures contracts and/or options contracts to hedge against changes in the values of securities that each fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities that they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

I) Total return swap contracts During the six months ended June 30, 2006, certain funds of the Trust entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counter-party may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

J) Interest rate swap contracts During the six months ended June 30, 2006, certain funds of the Trust entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

K) Credit default contracts During the six months ended June 30, 2006, certain funds of the Trust entered into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

L) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio for each fund of the Trust.

N) Dollar rolls To enhance returns, certain funds of the Trust entered into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Security lending During the six months ended June 30, 2006, certain funds of the Trust lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to that fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. For Putnam VT Capital Appreciation Fund, Putnam VT Growth and Income Fund and Putnam VT Voyager Fund, certain securities were sold prior to period end and are included in the Receivable for securities sold for each of those funds on the Statement of assets and liabilities. The value of securities loaned and the cash collateral received by those funds with securities out on loan at June 30, 2006, which is pooled with collateral from other Putnam funds into 34 issues (36 issues for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund and Putnam VT Utilities Growth and Income Fund, and two issues for Putnam VT International Equity Fund and Putnam VT International New Opportunities Fund) of high-grade short-term investments, amounted to the following:

	Total	Total
Fund Name	Loaned Amount	Cash Collateral
———————————————————————————————————————————————————————————————————————————
Putnam VT Capital
Appreciation Fund	$3,349,047	$3,447,557
Putnam VT The George Putnam
Fund of Boston	19,981,306	20,505,772
Putnam VT Global Asset
Allocation Fund	8,728,609	9,058,619
Putnam VT Global Equity Fund	34,958,579	36,054,516
Putnam VT Growth and
Income Fund	77,710,003	81,523,323
Putnam VT Health Sciences Fund	10,970,231	11,328,847
Putnam VT High Yield Fund	351,852	363,248
Putnam VT Income Fund	206,508	212,100
Putnam VT International
Equity Fund	27,106,914	28,523,840

	Total	Total
Fund Name	Loaned Amount	Cash Collateral
—————————————————————————————————————————————————————————————————————————————
Putnam VT International
New Opportunities Fund	$6,641,752	$6,990,533
Putnam VT Investors Fund	35,169,611	36,141,495
Putnam VT New Value Fund	6,259,725	6,532,100
Putnam VT Research Fund	783,000	804,000
Putnam VT Small Cap Value Fund	75,182,909	78,391,119
Putnam VT Utilities Growth
and Income Fund	51,129,287	52,652,343
Putnam VT Vista Fund	65,492,464	67,606,669
Putnam VT Voyager Fund	58,235,873	60,053,871

Funds not listed in the table above had no securities out on loan at June 30, 2006, but may have loaned securities during the six months ended June 30, 2006.

P) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2005, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Fund Name	Loss Carryover	Expiration Date
———————————————————————————————————————————————————————————————————————
Putnam VT American
Government Income Fund	$3,460,039	December 31, 2013
Putnam VT Discovery
Growth Fund	2,122,005	December 31, 2008
	707,335	December 31, 2009
	1,163,995	December 31, 2010
Putnam VT Diversified
Income Fund	9,003,798	December 31, 2006
	29,253,857	December 31, 2007
	17,509,545	December 31, 2008
	35,797,191	December 31, 2009
	39,497,485	December 31, 2010
	767,398	December 31, 2013
Putnam VT Global Asset
Allocation Fund	45,175,639	December 31, 2010
	6,208,497	December 31, 2011
Putnam VT Global
Equity Fund	626,563,766	December 31, 2009
	194,434,404	December 31, 2010
	1,885,492	December 31, 2011

Fund Name	Loss Carryover	Expiration Date
———————————————————————————————————————————————————————————————————————
Putnam VT Growth
Opportunities Fund	$5,630,914	December 31, 2008
	61,617,837	December 31, 2009
	26,053,370	December 31, 2010
	4,350,359	December 31, 2011
	2,996,751	December 31, 2012
Putnam VT Health
Sciences Fund	29,021,940	December 31, 2010
	14,247,714	December 31, 2011
Putnam VT High Yield Fund	16,523,488	December 31, 2006
	60,939,752	December 31, 2007
	69,810,807	December 31, 2008
	88,127,331	December 31, 2009
	116,537,335	December 31, 2010
	16,826,743	December 31, 2011
	11,865,538	December 31, 2012
	6,791,657	December 31, 2013
Putnam VT Income Fund	6,801,890	December 31, 2013
Putnam VT International
Equity Fund	6,692,785	December 31, 2008
	2,230,928	December 31, 2009
	2,230,928	December 31, 2010
	35,156,538	December 31, 2011
Putnam VT International
Growth and Income Fund	927,552	December 31, 2010
Putnam VT International
New Opportunities Fund	129,373,083	December 31, 2009
	37,566,266	December 31, 2010
Putnam VT Investors Fund	10,836,227	December 31, 2008
	245,199,480	December 31, 2009
	109,246,178	December 31, 2010
Putnam VT New
Opportunities Fund	522,345,066	December 31, 2009
	625,131,957	December 31, 2010
	74,066,552	December 31, 2011

Putnam VT OTC &
Emerging Growth Fund	114,814,315	December 31, 2008
	207,253,292	December 31, 2009
	46,156,491	December 31, 2010
Putnam VT Research Fund	25,208,787	December 31, 2009
	50,685,433	December 31, 2010
	2,726,975	December 31, 2011
Putnam VT Utilities
Growth and Income Fund	48,535,796	December 31, 2010
	44,040,715	December 31, 2011
Putnam VT Vista Fund	228,353,178	December 31, 2009
	161,305,547	December 31, 2010
	23,278,091	December 31, 2011
Putnam VT Voyager Fund	234,655,224	December 31, 2009
	1,042,501,471	December 31, 2010
	236,200,756	December 31, 2011

These capital loss carryovers, available to the extent allowed by the Code, may be used to offset future net capital gains, if any.

At June 30, 2006, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate identified cost on a tax basis was a follows for each fund of the Trust:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
Fund Name	Appreciation	Depreciation	(Depreciation)	Purposes
——————————————————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$2,648,895	$(5,520,008)	$(2,871,113)	$181,894,034
Putnam VT Capital Appreciation Fund	6,798,048	(3,375,548)	3,422,500	51,227,276
Putnam VT Capital Opportunities Fund	5,748,004	(2,452,688)	3,295,316	38,171,712
Putnam VT Discovery Growth Fund	4,958,860	(1,576,178)	3,382,682	34,500,271
Putnam VT Diversified Income Fund	10,045,381	(15,440,763)	(5,395,382)	489,256,654
Putnam VT Equity Income Fund	22,598,844	(4,540,864)	18,057,980	176,374,505
Putnam VT The George Putnam Fund of Boston	60,958,786	(21,070,427)	39,888,359	662,772,779
Putnam VT Global Asset Allocation Fund	46,880,993	(13,108,299)	33,772,694	371,968,655
Putnam VT Global Equity Fund	60,543,945	(14,877,165)	45,666,780	578,546,986
Putnam VT Growth and Income Fund	718,138,812	(120,568,401)	597,570,411	3,576,442,816
Putnam VT Growth Opportunities Fund	5,336,635	(2,565,141)	2,771,494	48,766,587
Putnam VT Health Sciences Fund	56,917,348	(13,600,168)	43,317,180	274,461,290
Putnam VT High Yield Fund	9,767,368	(28,543,440)	(18,776,072)	600,688,957
Putnam VT Income Fund	3,253,205	(31,367,850)	(28,114,645)	936,527,681
Putnam VT International Equity Fund	164,428,650	(30,923,173)	133,505,477	987,908,675
Putnam VT International Growth and Income Fund	50,590,674	(11,189,562)	39,401,112	348,193,293
Putnam VT International New Opportunities Fund	55,424,260	(3,223,647)	52,200,613	225,585,627
Putnam VT Investors Fund	57,683,488	(22,062,881)	35,620,607	481,074,223
Putnam VT Mid Cap Value Fund	14,288,958	(2,304,628)	11,984,330	79,895,341
Putnam VT Money Market Fund *	—	—	—	401,676,846
Putnam VT New Opportunities Fund	165,698,968	(64,674,473)	101,024,495	1,259,995,119
Putnam VT New Value Fund	124,128,704	(12,689,407)	111,439,297	545,961,957
Putnam VT OTC & Emerging Growth Fund	11,946,108	(3,193,338)	8,752,770	75,619,956
Putnam VT Research Fund	13,045,522	(9,779,733)	3,265,789	181,034,006
Putnam VT Small Cap Value Fund	246,251,840	(35,999,899)	210,251,941	747,457,737
Putnam VT Utilities Growth and Income Fund	98,000,707	(2,612,481)	95,388,226	303,958,561
Putnam VT Vista Fund	71,509,070	(20,000,371)	51,508,699	478,791,462
Putnam VT Voyager Fund	257,500,830	(91,462,664)	166,038,166	1,836,786,864

* For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.

Q) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. Distributions of capital gains, if any, are paid at least annually. For all other funds in the Trust, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. For all funds of the Trust, the amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the each fund’s fiscal year. Reclassifications are made to each fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At June 30, 2006, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 42.3% to 88.5%% of each fund is owned by accounts of one group of insurance companies.

NOTE 2 MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly by each fund, except for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which pays monthly, based on the average net assets of each fund. The following summarizes the annual management fee rates in effect for each fund of the Trust at June 30, 2006:

Fund	Fee Rate
——————————————————————————————————————————————————————————————————————————
Putnam VT Global Equity Fund	0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund	0.70% of the next $500 million,
Putnam VT International Growth and Income Fund	0.65% of the next $500 million,
Putnam VT Small Cap Value Fund	0.60% of the next $5 billion,
0.575% of the next $5 billion,
0.555% of the next $5 billion,
0.54% of the next $5 billion,
and 0.53% thereafter.

Putnam VT Money Market Fund	0.45% of the first $500 million of average net assets,
0.35% of the next $500 million,
0.30% of the next $500 million,
0.25% of the next $5 billion,
0.225% of the next $5 billion,
0.205% of the next $5 billion,
0.19% of the next $5 billion,
and 0.18% thereafter.

Putnam VT Capital Opportunities Fund	0.65% of the first $500 million of average net assets,
Putnam VT Equity Income Fund	0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston	0.50% of the next $500 million,
Putnam VT Growth and Income Fund	0.45% of the next $5 billion,
Putnam VT Income Fund	0.425% of the next $5 billion,
Putnam VT Investors Fund	0.405% of the next $5 billion,
Putnam VT Research Fund	0.39% of the next $5 billion,
Putnam VT Vista Fund	and 0.38% thereafter.

Putnam VT Diversified Income Fund	0.70% of the first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund	0.60% of the next $500 million,
Putnam VT Health Sciences Fund	0.55% of the next $500 million,
Putnam VT High Yield Fund	0.50% of the next $5 billion,
Putnam VT Mid Cap Value Fund	0.475% of the next $5 billion,
Putnam VT New Opportunities Fund	0.455% of the next $5 billion,
Putnam VT New Value Fund	0.44% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund	and 0.43% thereafter.
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund

Putnam VT International New Opportunities Fund	1.00% of the first $500 million of average net assets,
0.90% of the next $500 million,
0.85% of the next $500 million,
0.80% of the next $5 billion,
0.775% of the next $5 billion,
0.755% of the next $5 billion,
0.74% of the next $5 billion,
and 0.73% thereafter.

Fund	Fee Rate
———————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
and 0.34% thereafter.

Putnam VT Growth Opportunities Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
and 0.42% thereafter.

Putnam VT Capital Appreciation Fund	0.65% of the first $500 million of average net assets,
0.55% of the next $500 million,
0.50% of the next $500 million,
0.45% of the next $5 billion,
0.425% of the next $5 billion,
0.405% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $5 billion,
0.37% of the next $5 billion,
0.36% of the next $5 billion,
0.35% of the next $5 billion,
0.34% of the next $5 billion,
0.33% of the next $8.5 billion,
and 0.32% thereafter.

Putnam VT Discovery Growth Fund	0.70% of the first $500 million of average net assets,
0.60% of the next $500 million,
0.55% of the next $500 million,
0.50% of the next $5 billion,
0.475% of the next $5 billion,
0.455% of the next $5 billion,
0.44% of the next $5 billion,
0.43% of the next $5 billion,
0.42% of the next $5 billion,
0.41% of the next $5 billion,
0.40% of the next $5 billion,
0.39% of the next $5 billion,
0.38% of the next $8.5 billion,
and 0.37% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of each fund of the Trust through December 31, 2007 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses for that fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of the Putnam VT Capital Opportunities Fund, the Putnam VT Equity Income Fund and the Putnam VT Mid Cap Value Fund through December 31, 2006, to the extent that expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, credits from Putnam Fiduciary Trust Company (“PFTC”), a subsidiary of Putnam, LLC, payments under each fund’s distribution plan and expense reductions in connection with investments in Putnam Prime Money Market Fund) would exceed the annual rates of 1.05%, 1.05% and 1.10%, respectively, of that fund’s average net assets. For the period ended June 30, 2006, each fund’s expenses were limited to the lower of the limits specified in the previous sentence and the applicable Lipper peer group average expenses.

At June 30, 2006, the funds of the Trust that exceeded their Lipper peer group limit or were subject to their involuntary expense limitation, and the amount of their management fee that Putnam Management waived from each fund for exceeding that limit, was as follows:

Fund Name	Management fee waived
———————————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$186,129
Putnam VT Capital Appreciation Fund	51,572
Putnam VT Capital Opportunities Fund	33,968
Putnam VT Discovery Growth Fund	85,812
Putnam VT Diversified Income Fund	148,516
Putnam VT Equity Income Fund	5,295

Fund Name	Management fee waived
———————————————————————————————————————————————————————————————————————————————
Putnam VT Global Asset Allocation Fund	$68,097
Putnam VT Growth Opportunities Fund	62,375
Putnam VT High Yield Fund	153,804
Putnam VT Income Fund	519,185
Putnam VT International Growth and Income Fund	171,185
Putnam VT International New Opportunities Fund	125,500
Putnam VT Mid Cap Value Fund	5,272
Putnam VT Money Market Fund	81,622
Putnam VT OTC & Emerging Growth Fund	8,937
Putnam VT Research Fund	5,208
Putnam VT Utilities Growth and Income Fund	35,399

During the six months ended June 30, 2006, Putnam Management voluntarily reimbursed the Putnam VT Equity Income Fund $2,464, the Putnam VT International Equity Fund $1,568 and the Putnam VT Investors Fund $2,921 for net realized losses incurred from the sale of investment securities that were purchased by that fund in error. The effect of the losses incurred and the reimbursal by Putnam Management of such losses had no effect on each of the fund’s total return.

For the period ended June 30, 2006, Putnam Management has assumed the following amounts of legal, shareholder servicing and communication, audit and Trustee fees incurred by each fund in connection with certain legal and regulatory matters (including those described in Note 8).

Fund Name	Amount
———————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$96
Putnam VT Capital Appreciation Fund	29
Putnam VT Capital Opportunities Fund	21
Putnam VT Discovery Growth Fund	22
Putnam VT Diversified Income Fund	277
Putnam VT Equity Income Fund	108
Putnam VT The George Putnam Fund of Boston	374
Putnam VT Global Asset Allocation Fund	221
Putnam VT Global Equity Fund	340
Putnam VT Growth and Income Fund	2,455
Putnam VT Growth Opportunities Fund	31
Putnam VT Health Sciences Fund	197
Putnam VT High Yield Fund	344
Putnam VT Income Fund	446
Putnam VT International Equity Fund	587
Putnam VT International Growth and Income Fund	213
Putnam VT International New Opportunities Fund	147
Putnam VT Investors Fund	285
Putnam VT Mid Cap Value Fund	51
Putnam VT Money Market Fund	188
Putnam VT New Opportunities Fund	840
Putnam VT New Value Fund	370

Fund Name	Amount
———————————————————————————————————————————————————————————————————————————
Putnam VT OTC & Emerging Growth Fund	$50
Putnam VT Research Fund	111
Putnam VT Small Cap Value Fund	505
Putnam VT Utilities Growth and Income Fund	206
Putnam VT Vista Fund	278
Putnam VT Voyager Fund	1,230

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the following funds of the Trust as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at the following annual rates as a percentage of the average net assets of that portion of each fund that is managed by PIL:

Fund Name	Rate
———————————————————————————————————————————————————————————————————————————
Putnam VT Diversified Income Fund	0.40%
Putnam VT Global Equity Fund	0.35%
Putnam VT High Yield Fund	0.40%
Putnam VT International Equity Fund	0.35%
Putnam VT International Growth and Income Fund	0.35%
Putnam VT Utilities Growth and Income Fund	0.35%

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust or funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund’s assets are provided by PFTC. PFTC receives fees for custody services based on the fund’s asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to each fund. Putnam Investor Services is paid a monthly fee for investor servicing at an annual rate of 0.03% of each fund’s average net assets. During the six months ended June 30, 2006, each fund incurred the following amounts for these services:

Fund Name	Amount
———————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$87,695
Putnam VT Capital Appreciation Fund	38,838
Putnam VT Capital Opportunities Fund	31,748
Putnam VT Discovery Growth Fund	42,067
Putnam VT Diversified Income Fund	213,398
Putnam VT Equity Income Fund	76,831

Fund Name	Amount
———————————————————————————————————————————————————————————————————————————
Putnam VT The George Putnam Fund of Boston	$235,049
Putnam VT Global Asset Allocation Fund	277,763
Putnam VT Global Equity Fund	362,322
Putnam VT Growth and Income Fund	812,138
Putnam VT Growth Opportunities Fund	33,010
Putnam VT Health Sciences Fund	132,902
Putnam VT High Yield Fund	187,904
Putnam VT Income Fund	254,419
Putnam VT International Equity Fund	799,044
Putnam VT International Growth and Income Fund	331,570
Putnam VT International New Opportunities Fund	222,809
Putnam VT Investors Fund	170,039
Putnam VT Mid Cap Value Fund	41,414
Putnam VT Money Market Fund	104,958
Putnam VT New Opportunities Fund	316,959
Putnam VT New Value Fund	172,450
Putnam VT OTC & Emerging Growth Fund	45,767
Putnam VT Research Fund	76,476
Putnam VT Small Cap Value Fund	240,824
Putnam VT Utilities Growth and Income Fund	209,243
Putnam VT Vista Fund	201,119
Putnam VT Voyager Fund	394,272

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the Putnam VT Capital Appreciation Fund, the Putnam VT Discovery Growth Fund, Putnam VT The George Putnam Fund of Boston, the Putnam VT Growth and Income Fund, the Putnam VT Growth Opportunities Fund, the Putnam VT Health Sciences Fund, the Putnam VT Income Fund, the Putnam VT International Growth and Income Fund, the Putnam VT International New Opportunities Fund, the Putnam VT Research Fund, the Putnam VT Vista Fund and the Putnam VT Voyager Fund to the extent permitted by each fund’s investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by that fund. At June 30, 2006, the payable to the subcustodian bank on each of the funds listed above represents the amount due for cash advanced for the settlement of securities purchased.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of that fund’s expenses. Certain funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2006, the funds’ expenses were reduced by the following amounts under these arrangements:

Fund Name	Amount
——————————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$16,266
Putnam VT Capital Appreciation Fund	4,739
Putnam VT Capital Opportunities Fund	228
Putnam VT Discovery Growth Fund	6,596
Putnam VT Diversified Income Fund	104,296
Putnam VT Equity Income Fund	1,587
Putnam VT The George Putnam Fund of Boston	55,986
Putnam VT Global Asset Allocation Fund	36,638
Putnam VT Global Equity Fund	35,222
Putnam VT Growth and Income Fund	283,372
Putnam VT Growth Opportunities Fund	9,995
Putnam VT Health Sciences Fund	28,620
Putnam VT High Yield Fund	42,836
Putnam VT Income Fund	37,639
Putnam VT International Equity Fund	246,199
Putnam VT International Growth and Income Fund	35,840
Putnam VT International New Opportunities Fund	39,593
Putnam VT Investors Fund	49,558
Putnam VT Mid Cap Value Fund	7,916
Putnam VT Money Market Fund	2,760
Putnam VT New Opportunities Fund	126,896
Putnam VT New Value Fund	47,213
Putnam VT OTC & Emerging Growth Fund	16,939
Putnam VT Research Fund	19,805
Putnam VT Small Cap Value Fund	61,007
Putnam VT Utilities Growth and Income Fund	70,053
Putnam VT Vista Fund	37,570
Putnam VT Voyager Fund	99,004

Each independent Trustee of the funds receives an annual Trustee fee, of which $10,149, as a quarterly retainer, has been allocated to the Trust, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings, industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. George Putnam, III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of each fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. Pension expense for each fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of each fund. The Plan provides for payment by each fund to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets of that fund’s class IB shares. The Trustees have approved payment by each fund at an annual rate of 0.25% of the average net assets of that fund’s class IB shares.

NOTE 3 PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2006, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

	U.S. Government
	Securities		Other Securities
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Fund Name	Purchases	Sales	Purchases	Sales
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund	$—	$—	$117,165,004	$139,237,748
Putnam VT Capital Appreciation Fund	—	—	22,948,455	24,383,428
Putnam VT Capital Opportunities Fund	—	—	28,391,562	23,167,372
Putnam VT Discovery Growth Fund	—	—	20,822,888	25,277,661
Putnam VT Diversified Income Fund	—	—	177,687,831	184,696,068
Putnam VT Equity Income Fund	—	—	58,647,212	56,714,349
Putnam VT The George Putnam Fund of Boston	—	—	369,599,143	410,117,897
Putnam VT Global Asset Allocation Fund	—	—	140,247,328	149,816,499
Putnam VT Global Equity Fund	—	—	278,419,179	342,967,965
Putnam VT Growth and Income Fund	—	—	1,691,401,143	2,145,922,545
Putnam VT Growth Opportunities Fund	—	—	24,911,862	29,646,520
Putnam VT Health Sciences Fund	—	—	58,786,270	75,874,624
Putnam VT High Yield Fund	—	—	149,323,184	183,332,616
Putnam VT Income Fund	4,200,181	4,103,578	639,817,063	617,884,716
Putnam VT International Equity Fund	—	—	428,460,325	423,633,412
Putnam VT International Growth and Income Fund	—	—	229,485,173	239,457,955
Putnam VT International New Opportunities Fund	—	—	89,041,937	98,845,905
Putnam VT Investors Fund	—	—	285,807,213	323,376,572
Putnam VT Mid Cap Value Fund	—	—	34,418,713	33,317,918
Putnam VT New Opportunities Fund	—	—	772,998,605	960,493,134
Putnam VT New Value Fund	—	—	185,968,398	217,312,503
Putnam VT OTC & Emerging Growth Fund	—	—	49,317,571	58,614,504
Putnam VT Research Fund	—	—	94,189,326	117,604,073
Putnam VT Small Cap Value Fund	—	—	265,011,333	289,628,669
Putnam VT Utilities Growth and Income Fund	—	—	126,721,130	157,709,906
Putnam VT Vista Fund	—	—	325,135,783	362,693,416
Putnam VT Voyager Fund	—	—	686,596,646	951,877,343

Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $1,934,275,628 and $1,882,794,126, respectively.

Written option transactions for those funds that invested in them during the period ended June 30, 2006 are summarized as follows:

Putnam VT American Government Income Fund
———————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————

Written options outstanding at beginning of period	$14,660,000	$566,976
———————————————————————————————————————————————————————————————————————————————————————————

Options opened	42,916,000	1,207,948
Options exercised	—	—

Options expired	—	—

Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————

Written options outstanding at end of period	$57,576,000	$1,774,924
———————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Discovery Growth Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$1,321	$610
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	7,102	5,342
Options exercised	(1,909)	(1,081)
Options expired	(4,891)	(3,564)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$1,623	$1,307
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Diversified Income Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	—	$—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	JPY 20,730,564,000	340,056
Options exercised	—	—
Options expired	—	—
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	JPY 20,730,564,000	$340,056
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT George Putnam Fund of Boston
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$24,440,000	$945,217
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	9,134,000	316,265
Options exercised	—	—
Options expired	—	—
Options closed	—	—
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$33,574,000	$1,261,482
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Global Asset Allocation Fund
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$8,446,803	$330,158
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	3,172,290	113,781
Options exercised	(2,015)	(2,424)
Options expired	(9,078)	(5,406)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$11,608,000	$436,109
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Growth and Income Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$15,797	$5,171
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	82,938	42,066
Options exercised	(82,938)	(42,066)
Options expired	(15,797)	(5,171)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$ —	$—
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Health Sciences Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$—	$ —
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	112,655	35,065
Options exercised	—	—
Options expired	(112,655)	(35,065)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$—	$—
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Income Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$86,360,000	$3,339,973
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	28,362,000	982,034
Options exercised	—	—
Options expired	—	—
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$114,722,000	$4,322,007
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT New Opportunities Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$—	$ —
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	111,436	109,970
Options exercised	(43,251)	(47,306)
Options expired	(60,885)	(56,441)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$7,300	$6,223
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT OTC & Emerging Growth Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$4,444	$2,052
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	23,809	17,933
Options exercised	(6,421)	(3,661)
Options expired	(16,433)	(11,973)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$5,399	$4,351
———————————————————————————————————————————————————————————————————————————————————————————————————————————

Putnam VT Research Fund
———————————————————————————————————————————————————————————————————————————————————————————————————————————
	Contract Amounts	Premiums Received
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at beginning of period	$—	$—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Options opened	28,067	8,736
Options exercised	—	—
Options expired	(28,067)	(8,736)
Options closed	—	—
———————————————————————————————————————————————————————————————————————————————————————————————————————————
Written options outstanding at end of period	$—	$—
———————————————————————————————————————————————————————————————————————————————————————————————————————————

NOTE 4 CAPITAL SHARES

At June 30, 2006, there was an unlimited number of shares of beneficial interest authorized. Current period subscriptions and redemptions are presented at the omnibus level. Prior year subscriptions and redemptions have not been restated to reflect current period presentation. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT American Government Income Fund Class IA
Shares sold	123,440	$ 1,360,789	320,295	$ 3,683,986
Shares issued in connection with reinvestment of distributions	393,281	4,294,626	432,332	4,859,412

	516,721	5,655,415	752,627	8,543,398
Shares repurchased	(1,616,553)	(18,096,223)	(3,699,112)	(42,675,664)

Net decrease	(1,099,832)	$(12,440,808)	(2,946,485)	$(34,132,266)

Putnam VT American Government Income Fund Class IB
Shares sold	124,046	$ 1,377,716	328,424	$ 3,773,435
Shares issued in connection with reinvestment of distributions	270,142	2,944,546	252,585	2,833,998

	394,188	4,322,262	581,009	6,607,433
Shares repurchased	(633,400)	(7,069,080)	(1,506,347)	(17,321,422)

Net decrease	(239,212)	$ (2,746,818)	(925,338)	$ (10,713,989)

Putnam VT Capital Appreciation Fund Class IA
Shares sold	384,277	$ 3,582,300	790,966	$ 6,944,805
Shares issued in connection with reinvestment of distributions	293,586	2,656,951	21,230	179,390

	677,863	6,239,251	812,196	7,124,195
Shares repurchased	(432,640)	(4,016,237)	(795,769)	(7,005,567)

Net increase	245,223	$2,223,014	16,427	$118,628

Putnam VT Capital Appreciation Fund Class IB
Shares sold	129,192	$ 1,187,894	273,417	$ 2,375,144
Shares issued in connection with reinvestment of distributions	233,016	2,094,818	12,054	101,133

	362,208	3,282,712	285,471	2,476,277
Shares repurchased	(234,421)	(2,156,018)	(494,330)	(4,311,047)

Net increase (decrease)	127,787	$1,126,694	(208,859)	$(1,834,770)

Putnam VT Capital Opportunities Fund Class IA
Shares sold	357,367	$5,954,542	533,974	$7,778,299
Shares issued in connection with reinvestment of distributions	92,738	1,525,543	4,933	68,963

	450,105	7,480,085	538,907	7,847,262
Shares repurchased	(181,363)	(2,927,585)	(291,857)	(4,254,370)

Net increase	268,742	$4,552,500	247,050	$3,592,892

Putnam VT Capital Opportunities Fund Class IB
Shares sold	283,378	$4,637,628	514,147	$7,512,125
Shares issued in connection with reinvestment of distributions	70,971	1,161,786	3,321	46,268

	354,349	5,799,414	517,468	7,558,393
Shares repurchased	(131,976)	(2,129,953)	(190,312)	(2,805,960)

Net increase	222,373	$3,669,461	327,156	$4,752,433

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT Discovery Growth Fund Class IA
Shares sold	157,866	$907,938	235,658	$1,158,957
Shares issued in connection with reinvestment of distributions	—	—	—	—

	157,866	907,938	235,658	1,158,957
Shares repurchased	(383,894)	(2,183,885)	(1,175,882)	(5,837,951)

Net decrease	(226,028)	$(1,275,947)	(940,224)	$(4,678,994)

Putnam VT Discovery Growth Fund Class IB
Shares sold	122,942	$687,118	478,999	$2,361,354
Shares issued in connection with reinvestment of distributions	—	—	—	—

	122,942	687,118	478,999	2,361,354
Shares repurchased	(577,896)	(3,261,495)	(2,266,889)	(11,289,603)

Net decrease	(454,954)	$(2,574,377)	(1,787,890)	$(8,928,249)

Putnam VT Diversified Income Fund Class IA
Shares sold	156,887	$1,353,445	563,444	$5,047,769
Shares issued in connection with reinvestment of distributions	2,299,681	19,225,333	3,439,680	29,374,694

	2,456,568	20,578,778	4,003,124	34,422,463
Shares repurchased	(5,410,274)	(46,705,531)	(8,867,266)	(78,555,448)

Net decrease	(2,953,706)	$(26,126,753)	(4,864,142)	$(44,132,985)

Putnam VT Diversified Income Fund Class IB
Shares sold	2,060,827	$17,555,414	3,221,864	$28,184,413
Shares issued in connection with reinvestment of distributions	1,118,627	9,262,231	1,276,655	10,800,505

	3,179,454	26,817,645	4,498,519	38,984,918
Shares repurchased	(1,382,810)	(11,827,672)	(2,519,783)	(22,102,193)

Net increase	1,796,644	$14,989,973	1,978,736	$16,882,725

Putnam VT Equity Income Fund Class IA
Shares sold	234,656	$3,308,763	2,276,636	$30,488,603
Shares issued in connection with reinvestment of distributions	357,636	4,978,287	175,252	2,304,563

	592,292	8,287,050	2,451,888	32,793,166
Shares repurchased	(762,647)	(10,778,173)	(702,978)	(9,525,304)

Net increase (decrease)	(170,355)	$(2,491,123)	1,748,910	$23,267,862

Putnam VT Equity Income Fund Class IB
Shares sold	654,313	$9,215,753	2,224,346	$29,803,871
Shares issued in connection with reinvestment of distributions	282,998	3,928,010	115,291	1,512,628

	937,311	13,143,763	2,339,637	31,316,499
Shares repurchased	(353,150)	(4,965,318)	(544,768)	(7,338,379)

Net increase	584,161	$8,178,445	1,794,869	$23,978,120

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT The George Putnam Fund of Boston Class IA
Shares sold	27,619	$318,028	549,099	$6,300,236
Shares issued in connection with reinvestment of distributions	1,944,241	22,125,473	844,956	9,531,109

	1,971,860	22,443,501	1,394,055	15,831,345
Shares repurchased	(4,731,609)	(55,240,357)	(7,358,288)	(85,220,114)

Net decrease	(2,759,749)	$(32,796,856)	(5,964,233)	$(69,388,769)

Putnam VT The George Putnam Fund of Boston Class IB
Shares sold	1,238,067	$14,237,611	1,989,332	$22,984,876
Shares issued in connection with reinvestment of distributions	1,579,173	17,907,831	526,764	5,920,826

	2,817,240	32,145,442	2,516,096	28,905,702
Shares repurchased	(1,678,312)	(19,401,573)	(2,334,966)	(26,891,545)

Net increase	1,138,928	$12,743,869	181,130	$2,014,157

Putnam VT Global Asset Allocation Fund Class IA
Shares sold	116,835	$1,792,934	332,873	$4,754,467
Shares issued in connection with reinvestment of distributions	622,828	9,466,981	356,240	4,983,795

	739,663	11,259,915	689,113	9,738,262
Shares repurchased	(2,139,711)	(32,682,698)	(4,821,995)	(69,542,528)

Net decrease	(1,400,048)	$(21,422,783)	(4,132,882)	$(59,804,266)

Putnam VT Global Asset Allocation Fund Class IB
Shares sold	850,937	$13,015,319	1,442,778	$20,923,052
Shares issued in connection with reinvestment of distributions	127,603	1,947,219	42,364	594,365

	978,540	14,962,538	1,485,142	21,517,417
Shares repurchased	(296,188)	(4,517,656)	(432,304)	(6,257,787)

Net increase	682,352	$10,444,882	1,052,838	$15,259,630

Putnam VT Global Equity Fund Class IA
Shares sold	207,804	$2,448,220	767,869	$8,000,492
Shares issued in connection with reinvestment of distributions	260,304	3,134,064	592,097	5,974,260

	468,108	5,582,284	1,359,966	13,974,752
Shares repurchased	(5,561,322)	(65,644,818)	(12,218,539)	(127,450,202)

Net decrease	(5,093,214)	$(60,062,534)	(10,858,573)	$(113,475,450)

Putnam VT Global Equity Fund Class IB
Shares sold	100,872	$1,190,145	182,623	$1,889,202
Shares issued in connection with reinvestment of distributions	21,030	251,727	57,494	576,666

	121,902	1,441,872	240,117	2,465,868
Shares repurchased	(512,985)	(6,022,666)	(1,159,921)	(12,051,151)

Net decrease	(391,083)	$(4,580,794)	(919,804)	$(9,585,283)

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT Growth and Income Fund Class IA
Shares sold	26,245	$700,347	284,136	$7,239,251
Shares issued in connection with reinvestment of distributions	5,583,982	148,143,041	3,068,105	76,150,351

	5,610,227	148,843,388	3,352,241	83,389,602
Shares repurchased	(17,187,228)	(460,196,097)	(40,210,755)	(1,025,415,964)

Net decrease	(11,577,001)	$(311,352,709)	(36,858,514)	$(942,026,362)

Putnam VT Growth and Income Fund Class IB
Shares sold	245,841	$6,530,810	1,411,730	$35,809,413
Shares issued in connection with reinvestment of distributions	1,199,867	31,700,481	534,849	13,221,461

	1,445,708	38,231,291	1,946,579	49,030,874
Shares repurchased	(2,496,205)	(66,410,809)	(5,393,516)	(136,676,178)

Net decrease	(1,050,497)	$(28,179,518)	(3,446,937)	$(87,645,304)

Putnam VT Growth Opportunities Fund Class IA
Shares sold	162,082	$803,782	486,927	$2,225,288
Shares issued in connection with reinvestment of distributions	15,415	77,382	56,772	252,634

	177,497	881,164	543,699	2,477,922
Shares repurchased	(665,374)	(3,288,203)	(2,079,177)	(9,544,708)

Net decrease	(487,877)	$(2,407,039)	(1,535,478)	$(7,066,786)

Putnam VT Growth Opportunities Fund Class IB
Shares sold	157,441	$769,150	339,979	$1,546,222
Shares issued in connection with reinvestment of distributions	3,898	19,414	48,613	214,386

	161,339	788,564	388,592	1,760,608
Shares repurchased	(634,285)	(3,116,215)	(1,465,965)	(6,712,709)

Net decrease	(472,946)	$(2,327,651)	(1,077,373)	$(4,952,101)

Putnam VT Health Sciences Fund Class IA
Shares sold	75,830	$1,029,458	466,822	$5,818,243
Shares issued in connection with reinvestment of distributions	56,723	763,490	43,121	502,360

	132,553	1,792,948	509,943	6,320,603
Shares repurchased	(1,821,176)	(24,111,151)	(3,077,573)	(38,037,796)

Net decrease	(1,688,623)	$(22,318,203)	(2,567,630)	$(31,717,193)

Putnam VT Health Sciences Fund Class IB
Shares sold	1,846,380	$24,584,023	2,460,662	$30,880,652
Shares issued in connection with reinvestment of distributions	45,202	605,253	8,185	94,819

	1,891,582	25,189,276	2,468,847	30,975,471
Shares repurchased	(2,253,656)	(29,116,805)	(2,013,294)	(24,941,804)

Net increase (decrease)	(362,074)	$(3,927,529)	455,553	$6,033,667

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT High Yield Fund Class IA
Shares sold	2,158,570	$16,081,958	9,726,956	$74,073,310
Shares issued in connection with reinvestment of distributions	4,811,796	34,837,406	5,456,845	39,889,538

	6,970,366	50,919,364	15,183,801	113,962,848
Shares repurchased	(8,456,591)	(63,533,572)	(20,118,855)	(154,485,875)

Net decrease	(1,486,225)	$(12,614,208)	(4,935,054)	$(40,523,027)

Putnam VT High Yield Fund Class IB
Shares sold	1,308,797	$9,667,209	4,711,218	$35,835,804
Shares issued in connection with reinvestment of distributions	1,769,478	12,740,240	1,865,411	13,561,540

	3,078,275	22,407,449	6,576,629	49,397,344
Shares repurchased	(3,199,431)	(23,740,594)	(6,007,437)	(46,095,756)

Net increase (decrease)	(121,156)	$(1,333,145)	569,192	$3,301,588

Putnam VT Income Fund Class IA
Shares sold	156,880	$1,921,081	635,225	$8,062,013
Shares issued in connection with reinvestment of distributions	1,870,130	22,553,767	2,229,335	27,465,411

	2,027,010	24,474,848	2,864,560	35,527,424
Shares repurchased	(4,962,569)	(61,348,341)	(10,268,491)	(130,379,780)

Net decrease	(2,935,559)	$(36,873,493)	(7,403,931)	$(94,852,356)

Putnam VT Income Fund Class IB
Shares sold	1,073,648	$13,169,738	2,466,755	$31,118,658
Shares issued in connection with reinvestment of distributions	1,054,211	12,639,991	987,510	12,106,870

	2,127,859	25,809,729	3,454,265	43,225,528
Shares repurchased	(869,269)	(10,625,682)	(1,914,006)	(24,155,113)

Net increase	1,258,590	$15,184,047	1,540,259	$19,070,415

Putnam VT International Equity Fund Class IA
Shares sold	304,677	$5,374,787	508,158	$7,558,655
Shares issued in connection with reinvestment of distributions	181,329	3,254,855	482,784	6,971,398

	486,006	8,629,642	990,942	14,530,053
Shares repurchased	(2,181,477)	(38,538,394)	(6,787,756)	(100,822,943)

Net decrease	(1,695,471)	$(29,908,752)	(5,796,814)	$(86,292,890)

Putnam VT International Equity Fund Class IB
Shares sold	5,084,373	$89,942,750	7,543,089	$113,350,072
Shares issued in connection with reinvestment of distributions	243,685	4,354,663	562,803	8,093,101

	5,328,058	94,297,413	8,105,892	121,443,173
Shares repurchased	(3,819,504)	(70,051,367)	(7,800,169)	(113,985,100)

Net increase	1,508,554	$24,246,046	305,723	$7,458,073

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT International Growth and Income Fund Class IA
Shares sold	483,147	$7,953,073	913,594	$12,544,293
Shares issued in connection with reinvestment of distributions	237,454	3,963,107	205,468	2,730,668

	720,601	11,916,180	1,119,062	15,274,961
Shares repurchased	(1,320,678)	(21,665,214)	(2,920,398)	(40,605,583)

Net decrease	(600,077)	$(9,749,034)	(1,801,336)	$(25,330,622)

Putnam VT International Growth and Income Fund Class IB
Shares sold	554,458	$9,211,088	1,458,016	$19,692,855
Shares issued in connection with reinvestment of distributions	80,853	1,344,592	59,646	790,312

	635,311	10,555,680	1,517,662	20,483,167
Shares repurchased	(639,302)	(10,661,649)	(1,296,618)	(17,769,598)

Net increase (decrease)	(3,991)	$(105,969)	221,044	$2,713,569

Putnam VT International New Opportunities Fund Class IA
Shares sold	722,926	$11,702,634	1,294,074	$17,312,831
Shares issued in connection with reinvestment of distributions	106,763	1,721,017	67,564	856,029

	829,689	13,423,651	1,361,638	18,168,860
Shares repurchased	(695,258)	(10,807,579)	(1,621,081)	(20,983,400)

Net increase (decrease)	134,431	$2,616,072	(259,443)	$(2,814,540)

Putnam VT International New Opportunities Fund Class IB
Shares sold	354,400	$5,600,686	758,296	$10,080,635
Shares issued in connection with reinvestment of distributions	131,891	2,119,488	75,265	950,604

	486,291	7,720,174	833,561	11,031,239
Shares repurchased	(959,679)	(15,167,622)	(1,836,587)	(23,989,659)

Net decrease	(473,388)	$(7,447,448)	(1,003,026)	$(12,958,420)

Putnam VT Investors Fund Class IA
Shares sold	82,550	$925,015	364,392	$3,720,879
Shares issued in connection with reinvestment of distributions	165,191	1,850,139	392,367	3,821,651

	247,741	2,775,154	756,759	7,542,530
Shares repurchased	(3,060,371)	(33,817,905)	(6,318,483)	(63,901,917)

Net decrease	(2,812,630)	$(31,042,751)	(5,561,724)	$(56,359,387)

Putnam VT Investors Fund Class IB
Shares sold	561,970	$6,230,620	829,523	$8,342,523
Shares issued in connection with reinvestment of distributions	82,307	918,813	226,718	2,203,705

	644,277	7,149,433	1,056,241	10,546,228
Shares repurchased	(981,210)	(10,811,405)	(3,137,046)	(31,636,143)

Net decrease	(336,933)	$(3,661,972)	(2,080,805)	$(21,089,915)

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT Mid Cap Value Fund Class IA
Shares sold	362,275	$6,101,505	1,466,963	$21,924,708
Shares issued in connection with reinvestment of distributions	186,860	3,114,967	65,423	939,471

	549,135	9,216,472	1,532,386	22,864,179
Shares repurchased	(347,747)	(5,755,468)	(337,884)	(5,082,280)

Net increase	201,388	$3,461,004	1,194,502	$17,781,899

Putnam VT Mid Cap Value Fund Class IB
Shares sold	299,168	$4,996,894	702,566	$10,441,244
Shares issued in connection with reinvestment of distributions	81,752	1,357,895	24,420	349,983

	380,920	6,354,789	726,986	10,791,227
Shares repurchased	(143,457)	(2,399,711)	(149,330)	(2,238,208)

Net increase	237,463	$3,955,078	577,656	$8,553,019

Putnam VT Money Market Fund Class IA**
Shares sold	62,688,464	$62,688,464	94,252,101	$94,252,101
Shares issued in connection with reinvestment of distributions	4,421,962	4,421,962	6,623,180	6,623,180

	67,110,426	67,110,426	100,875,281	100,875,281
Shares repurchased	(49,879,462)	(49,879,462)	(154,176,903)	(154,176,903)

Net increase (decrease)	17,230,964	$17,230,964	(53,301,622)	$(53,301,622)

Putnam VT Money Market Fund Class IB**
Shares sold	64,976,597	$64,976,597	109,237,347	$109,237,347
Shares issued in connection with reinvestment of distributions	2,949,844	2,949,844	3,232,504	3,232,504

	67,926,441	67,926,441	112,469,851	112,469,851
Shares repurchased	(33,054,613)	(33,054,613)	(85,685,917)	(85,685,917)

Net increase	34,871,828	$34,871,828	26,783,934	$26,783,934

Putnam VT New Opportunities Fund Class IA
Shares sold	65,677	$1,281,411	398,536	$7,055,683
Shares issued in connection with reinvestment of distributions	113,225	2,261,102	333,803	5,521,105

	178,902	3,542,513	732,339	12,576,788
Shares repurchased	(7,713,637)	(149,431,387)	(23,677,117)	(408,328,974)

Net decrease	(7,534,735)	$(145,888,874)	(22,944,778)	$(395,752,186)

Putnam VT New Opportunities Fund Class IB
Shares sold	87,840	$1,665,626	261,327	$4,438,116
Shares issued in connection with reinvestment of distributions	—	—	10,630	173,595

	87,840	1,665,626	271,957	4,611,711
Shares repurchased	(642,982)	(12,334,058)	(1,811,350)	(30,720,828)

Net decrease	(555,142)	$(10,668,432)	(1,539,393)	$(26,109,117)

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT New Value Fund Class IA
Shares sold	68,039	$1,158,528	1,071,970	$17,418,542
Shares issued in connection with reinvestment of distributions	1,977,703	32,750,765	291,862	4,687,307

	2,045,742	33,909,293	1,363,832	22,105,849
Shares repurchased	(2,989,990)	(50,671,751)	(4,145,082)	(68,472,313)

Net decrease	(944,248)	$(16,762,458)	(2,781,250)	$(46,366,464)

Putnam VT New Value Fund Class IB
Shares sold	1,133,675	$19,149,912	3,121,912	$51,206,962
Shares issued in connection with reinvestment of distributions	1,249,910	20,598,523	112,035	1,791,432

	2,383,585	39,748,435	3,233,947	52,998,394
Shares repurchased	(553,439)	(9,299,846)	(825,914)	(13,433,728)

Net increase	1,830,146	$30,448,589	2,408,033	$39,564,666

Putnam VT OTC & Emerging Growth Fund Class IA
Shares sold	271,318	$ 1,928,260	403,231	$ 2,490,688
Shares issued in connection with reinvestment of distributions	—	—	—	—

	271,318	1,928,260	403,231	2,490,688
Shares repurchased	(977,348)	(6,855,733)	(2,970,239)	(18,053,519)

Net decrease	(706,030)	$(4,927,473)	(2,567,008)	$(15,562,831)

Putnam VT OTC & Emerging Growth Fund Class IB
Shares sold	95,174	$658,549	171,854	$1,030,792
Shares issued in connection with reinvestment of distributions	—	—	—	—

	95,174	658,549	171,854	1,030,792
Shares repurchased	(511,087)	(3,538,696)	(1,312,178)	(7,886,951)

Net decrease	(415,913)	$(2,880,147)	(1,140,324)	$(6,856,159)

Putnam VT Research Fund Class IA
Shares sold	17,014	$207,847	237,862	$2,720,146
Shares issued in connection with reinvestment of distributions	54,278	669,247	98,424	1,096,442

	71,292	877,094	336,286	3,816,588
Shares repurchased	(1,013,334)	(12,369,825)	(2,591,773)	(29,658,499)

Net decrease	(942,042)	$(11,492,731)	(2,255,487)	$(25,841,911)

Putnam VT Research Fund Class IB
Shares sold	55,568	$676,447	278,991	$3,159,037
Shares issued in connection with reinvestment of distributions	49,594	609,516	90,615	1,006,720

	105,162	1,285,963	369,606	4,165,757
Shares repurchased	(850,454)	(10,360,610)	(1,788,484)	(20,481,936)

Net decrease	(745,292)	$(9,074,647)	(1,418,878)	$(16,316,179)

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT Small Cap Value Fund Class IA
Shares sold	146,246	$3,626,361	300,016	$6,689,092
Shares issued in connection with reinvestment of distributions	1,320,927	30,724,762	934,934	19,727,109

	1,467,173	34,351,123	1,234,950	26,416,201
Shares repurchased	(2,182,396)	(51,037,906)	(3,821,560)	(84,280,931)

Net decrease	(715,223)	$(16,686,783)	(2,586,610)	$(57,864,730)

Putnam VT Small Cap Value Fund Class IB
Shares sold	4,019,945	$93,650,479	5,289,041	$116,941,598
Shares issued in connection with reinvestment of distributions	2,707,321	62,512,055	1,338,992	28,092,051

	6,727,266	156,162,534	6,628,033	145,033,649
Shares repurchased	(3,059,647)	(71,214,932)	(3,396,113)	(74,544,714)

Net increase	3,667,619	$84,947,602	3,231,920	$70,488,935

Putnam VT Utilities Growth and Income Fund Class IA
Shares sold	13,195	$195,586	371,750	$5,243,047
Shares issued in connection with reinvestment of distributions	697,985	9,883,463	563,017	7,465,632

	711,180	10,079,049	934,767	12,708,679
Shares repurchased	(3,027,112)	(44,191,954)	(4,999,178)	(70,437,494)

Net decrease	(2,315,932)	$(34,112,905)	(4,064,411)	$(57,728,815)

Putnam VT Utilities Growth and Income Fund Class IB
Shares sold	68,000	$988,568	497,126	$6,984,539
Shares issued in connection with reinvestment of distributions	123,233	1,741,276	85,667	1,132,515

	191,233	2,729,844	582,793	8,117,054
Shares repurchased	(477,113)	(6,935,966)	(782,880)	(10,954,565)

Net decrease	(285,880)	$(4,206,122)	(200,087)	$(2,837,511)

Putnam VT Vista Fund Class IA
Shares sold	96,173	$1,448,785	257,646	$3,431,886
Shares issued in connection with reinvestment of distributions	—	—	—	—

	96,173	1,448,785	257,646	3,431,886
Shares repurchased	(2,009,992)	(29,716,062)	(4,435,964)	(57,023,684)

Net decrease	(1,913,819)	$(28,267,277)	(4,178,318)	$(53,591,798)

Putnam VT Vista Fund Class IB
Shares sold	368,050	$5,433,892	831,515	$10,571,147
Shares issued in connection with reinvestment of distributions	—	—	—	—

	368,050	5,433,892	831,515	10,571,147
Shares repurchased	(1,230,065)	(17,914,697)	(3,134,863)	(39,915,238)

Net decrease	(862,015)	$(12,480,805)	(2,303,348)	$(29,344,091)

	Six months ended June 30		Year ended December 31
	2006		2005
——————————————————————————————————————————————————————————————————————————————————————————————————————————
	Shares	Amount	Shares	Amount
——————————————————————————————————————————————————————————————————————————————————————————————————————————
Putnam VT Voyager Fund Class IA
Shares sold	13,608	$390,861	271,666	$7,359,637
Shares issued in connection with reinvestment of distributions	209,980	6,162,899	768,362	19,985,112

	223,588	6,553,760	1,040,028	27,344,749
Shares repurchased	(7,891,683)	(227,345,069)	(24,447,598)	(661,621,935)

Net decrease	(7,668,095)	$(220,791,309)	(23,407,570)	$(634,277,186)

Putnam VT Voyager Fund Class IB
Shares sold	205,585	$5,877,882	818,727	$22,061,985
Shares issued in connection with reinvestment of distributions	17,480	510,932	128,300	3,324,240

	223,065	6,388,814	947,027	25,386,225
Shares repurchased	(1,460,177)	(41,899,054)	(3,024,981)	(81,500,587)

Net decrease	(1,237,112)	$(35,510,240)	(2,077,954)	$(56,114,362)

** Putnam VT Money Market Fund’s transactions in capital shares were at a constant net asset value of $1.00 per share.

NOTE 5 INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

Pursuant to an exemptive order from the Securities and Exchange Commission, each fund of the Trust may invest in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by each fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by that fund in Putnam Prime Money Market Fund. For the period ended June 30, 2006, the table below identifies, for each fund that invested in Putnam Prime Money Market Fund, the amount by which that fund’s management fee was reduced in relation to that fund’s investment in Putnam Prime Money Market Fund. In addition, the table also identifies the income distributions earned, if any, by each fund for that fund’s investment in Putnam Prime Money Market Fund. Income distributions are recorded as income in the statement of operations.

	Income
	distributions	Management
Fund Name	earned	fee waived
————————————————————————————————————————————————————————————————————————
Putnam VT American Government
Income Fund	$—	$—
Putnam VT Capital Appreciation Fund	12,362	327
Putnam VT Capital Opportunities Fund	8,907	238
Putnam VT Discovery Growth Fund	17,935	477
Putnam VT Diversified Income Fund	1,582,341	49,701
Putnam VT Equity Income Fund	47,486	1,245
Putnam VT The George Putnam
Fund of Boston	1,343,945	35,728
Putnam VT Global Asset Allocation Fund	934,457	24,723
Putnam VT Global Equity Fund	113,284	4,129
Putnam VT Growth and Income Fund	330,545	9,031
Putnam VT Growth Opportunities Fund	6,024	154
Putnam VT Health Sciences Fund	71,967	1,982
Putnam VT High Yield Fund	528,083	13,757
Putnam VT Income Fund	3,928,502	104,862
Putnam VT International Equity Fund	347,201	10,774
Putnam VT International Growth
and Income Fund	35,944	959
Putnam VT International New
Opportunities Fund	51,133	1,296
Putnam VT Investors Fund	53,866	1,419
Putnam VT Mid Cap Value Fund	43,064	1,114
Putnam VT Money Market Fund	184,385	4,602
Putnam VT New Opportunities Fund	139,733	3,753
Putnam VT New Value Fund	73,329	1,975
Putnam VT OTC & Emerging Growth Fund	73,495	2,066
Putnam VT Research Fund	48,447	1,140
Putnam VT Small Cap Value Fund	389,153	10,254
Putnam VT Utilities Growth and
Income Fund	171,806	4,543
Putnam VT Vista Fund	123,880	2,872
Putnam VT Voyager Fund	180,355	4,874

During the period ended June 30, 2006, each fund’s cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund were as follows:

Fund Name	Cost of Purchases	Cost of Sales
———————————————————————————————————————————————————————————————————————————
Putnam VT American Government
Income Fund	$—	$—
Putnam VT Capital Appreciation Fund	6,061,437	6,198,491
Putnam VT Capital Opportunities Fund	7,368,339	7,240,069
Putnam VT Discovery Growth Fund	9,221,490	8,535,697
Putnam VT Diversified Income Fund	88,608,431	100,842,317
Putnam VT Equity Income Fund	16,071,692	19,389,609
Putnam VT The George Putnam
Fund of Boston	205,965,578	211,027,266
Putnam VT Global Asset Allocation Fund	91,932,645	108,647,465
Putnam VT Global Equity Fund	107,381,592	105,520,420
Putnam VT Growth and Income Fund	343,481,791	375,523,482
Putnam VT Growth Opportunities Fund	5,573,742	5,497,403
Putnam VT Health Sciences Fund	37,644,401	47,844,986
Putnam VT High Yield Fund	100,125,449	91,805,156
Putnam VT Income Fund	275,022,594	280,081,692
Putnam VT International Equity Fund	166,509,252	157,158,319
Putnam VT International Growth
and Income Fund	53,617,222	53,617,222
Putnam VT International New
Opportunities Fund	43,714,214	40,879,909
Putnam VT Investors Fund	39,877,720	39,637,719
Putnam VT Mid Cap Value Fund	19,987,384	20,175,585
Putnam VT Money Market Fund	33,410,000	11,635,000
Putnam VT New Opportunities Fund	129,575,267	104,651,420
Putnam VT New Value Fund	66,547,351	69,027,055
Putnam VT OTC & Emerging
Growth Fund	29,068,487	28,286,436
Putnam VT Research Fund	24,112,786	23,287,067
Putnam VT Small Cap Value Fund	120,425,669	121,578,142
Putnam VT Utilities Growth and
Income Fund	134,666,232	150,241,741
Putnam VT Vista Fund	76,574,504	79,342,376
Putnam VT Voyager Fund	188,492,152	196,413,298

NOTE 6 SENIOR LOAN COMMITMENTS

During the period ended June 30, 2006, Putnam VT Diversified Income Fund and Putnam VT High Yield Fund invested in senior loans, which are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations. At June 30, 2006, Putnam VT Diversified Income Fund and Putnam VT High Yield Fund were invested in senior loans.

NOTE 7 UNFUNDED LOAN COMMITMENTS

As of June 30, 2006, the Putnam VT Diversified Income Fund had unfunded loan commitments of $293,578, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments
———————————————————————————————————————————————————————————————————————————
CR Gas Storage	$29,697
CBRL Group, Inc.	12,207
Dex Media West, LLC	52,611
Meg Energy Corp.	75,000
Trump Hotel & Casino Resort, Inc.	124,063

Total	$293,578

NOTE 8 REGULATORY MATTERS AND LITIGATION

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders pursuant to a plan developed by an independent consultant and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the funds received the following amounts in proceeds paid by Putnam Management:

Fund Name	Amount
————————————————————————————————————————————————————————————————————————
Putnam VT American Government
Income Fund	$—
Putnam VT Capital Appreciation Fund	11,448
Putnam VT Capital Opportunities Fund	1,393
Putnam VT Discovery Growth Fund	14,409
Putnam VT Diversified Income Fund	—
Putnam VT Equity Income Fund	2,022
Putnam VT The George Putnam
Fund of Boston	89,609
Putnam VT Global Asset Allocation Fund	70,231
Putnam VT Global Equity Fund	498,461
Putnam VT Growth and Income Fund	1,390,659
Putnam VT Growth Opportunities Fund	20,289
Putnam VT Health Sciences Fund	74,608
Putnam VT High Yield Fund	—
Putnam VT Income Fund	—
Putnam VT International Equity Fund	24,565
Putnam VT International Growth
and Income Fund	26,953
Putnam VT International New
Opportunities Fund	92,105
Putnam VT Investors Fund	171,614
Putnam VT Mid Cap Value Fund	674
Putnam VT Money Market Fund	—
Putnam VT New Opportunities Fund	651,000
Putnam VT New Value Fund	242,461
Putnam VT OTC & Emerging Growth Fund	34,147
Putnam VT Research Fund	177,747
Putnam VT Small Cap Value Fund	60,481
Putnam VT Utilities Growth and
Income Fund	202,935
Putnam VT Vista Fund	153,601
Putnam VT Voyager Fund	2,097,095

The funds had accrued a receivable for these amounts in the prior fiscal year.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the funds.

NOTE 9 NEW ACCOUNTING PRONOUNCEMENT

In June 2006, FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. The Interpretation will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the fund’s financial statements as of that date. No determination has been made whether the adoption of the Interpretation will require any fund of the Trust to make any adjustments to its net assets or have any other effect on a fund’s financial statements.

PUTNAM VARIABLE TRUST Brokerage Commissions June 30, 2006 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam’s groupings of funds and these groups’ largest relationships based upon brokerage commissions for the 6 months ended June 30, 2006.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Citigroup Global Markets, Goldman Sachs, Merrill Lynch, Deutsche Bank Securities, and Lehman Brothers. Commissions paid to these firms together represented approximately 53% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 25% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, Credit Suisse First Boston, Investment Technology, JP Morgan Clearing, Morgan Stanley Dean Witter, UBS Warburg, Wachovia Securities, Weeden & Co., and First Albany Corp.

INTERNATIONAL GROUP

Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) Goldman Sachs, Credit Suisse First Boston, UBS Warburg, Merrill Lynch, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 52% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO, Bear Stearns & Company, Cazenove, Deutsche Bank Securities, HSBCS, JP Morgan Clearing, Lehman Brothers, Morgan Stanley Dean Witter, Nomura Securities, and Santander Investment Securities.

LARGE-CAP GROWTH GROUP

Putnam Growth Opportunities Fund, Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Goldman Sachs, Citigroup Global Markets, Credit Suisse First Boston, UBS Warburg, and Merrill Lynch. Commissions paid to these firms together represented approximately 42% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 39% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, Deutsche Bank Securities, JP Morgan Clearing, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, Sanford Bernstein, S.G. Cowen Securities, and Wachovia Securities.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Citigroup Global Markets, Goldman Sachs, UBS Warburg, Deutsche Bank Securities, and Merrill Lynch. Commissions paid to these firms together represented approximately 44% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 38% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, Credit Suisse First Boston, JP Morgan Clearing, Lazard Freres, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, Sanford Bernstein, and Wachovia Securities.

PUTNAM VARIABLE TRUST Brokerage Commissions (Continued) June 30, 2006 (Unaudited)

RESEARCH GROUP

Putnam Global Natural Resources Fund, Putnam Health Sciences Trust, Putnam Research Fund, Putnam Utilities Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Research Fund, and Putnam VT Utilities Growth and Income Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Goldman Sachs, UBS Warburg, Credit Suisse First Boston, Merrill Lynch, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 45% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, CIBC World Markets, Deutsche Bank Securities, JP Morgan Clearing, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, S.G. Cowen Securities, and Thomas Weisel Partners.
U.S. CORE GROUP

Putnam Capital Appreciation Fund, Putnam Investors Fund, Putnam Tax Smart Equity Fund, Putnam VT Capital Appreciation Fund, and Putnam VT Investors Fund.

The top five firms that received brokerage commissions for trades executed for the U.S Core group are (in descending order) Goldman Sachs, Lehman Brothers, Citigroup Global Markets, Credit Suisse First Boston, and Deutsche Bank Securities. Commissions paid to these firms together represented approximately 45% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, JP Morgan Clearing, Lazard Freres, Merrill Lynch, Morgan Stanley Dean Witter, RBC Capital Markets, Sanford Bernstein, UBS Warburg, and Wachovia Securities.

U.S. SMALL- AND MID-CAP CORE GROUP

Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap Core group are (in descending order) Citigroup Global Markets, Goldman Sachs, Lehman Brothers, Credit Suisse First Boston, and Bear Stearns & Company. Commissions paid to these firms together represented approximately 35% of the total brokerage commissions paid for the 6 months ended June 30, 2006.

Commissions paid to the next 10 firms together represented approximately 37% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, CIBC World Markets, Deutsche Bank Securities, JP Morgan Clearing, Merrill Lynch, Morgan Stanley Dean Witter, RBC Capital Markets, S.G. Cowen Securities, UBS Warburg, and Wachovia Securities.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager	Custodian
Putnam Investment Management, LLC	Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109	Legal Counsel
Ropes & Gray LLP
Investment Sub-Manager
Putnam Investments Limited
57-59 St. James Street	Trustees
London, England SW1A 1LD	John A. Hill, Chairman
Not applicable to all funds.	Jameson Adkins Baxter, Vice Chairman
Marketing Services	Charles B. Curtis
Putnam Retail Management	Myra R. Drucker
One Post Office Square	Charles E. Haldeman, Jr.
Boston, MA 02109	Paul L. Joskow
Investor Servicing Agent	Elizabeth T. Kennan
Putnam Investor Services	Robert E. Patterson
Mailing address:	George Putnam, III
P.O. Box 41203	W. Thomas Stephens
Providence, RI 02940-1203	Richard B. Worley
1-800-225-1581

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust’s policies, charges, and other matters of interest for the prospective investor.

The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

SA505 236595 8/06

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2006

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2006